                                                    REGISTRATION NO. 333-182796
                                                     REGISTRATION NO. 811-22651
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [_]
                       POST-EFFECTIVE AMENDMENT NO.1               [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [_]
                              AMENDMENT NO.11                      [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On (May 1, 2013) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 1 ("PEA") to the Form N-4 Registration Statement No. 333-182976 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2013


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?

The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L"), Retirement Cornerstone(R) Series C ("Series C") and Retirement Cornerstone(R) Series ADV ("Series ADV"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options":
(i) variable investment options, (ii) the guaranteed interest option, or
(iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./(+)/


For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.


This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND
-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C, Series CP(R) and Series ADV contracts.
YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

In order to fund certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS.  We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2013, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                   (NAT'L-RC 11 and ADV Series)
                                                                        #426480

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:



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 VARIABLE INVESTMENT OPTIONS
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 AXA PREMIER VIP TRUST                           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES
.. AXA Aggressive Allocation*                     FUND, INC. -- CLASS B
.. AXA Moderate Allocation*                      . AllianceBernstein VPS Balanced Wealth
.. AXA Moderate-Plus Allocation*                   Strategy
                                                . AllianceBernstein VPS International Growth
 EQ ADVISORS TRUST
.. AXA Balanced Strategy**/(1)/                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
.. AXA Conservative Growth                        CLASS II
  Strategy**/(1)/                               . American Century VP Large Company Value
.. AXA Conservative Strategy**/(1)/              . American Century VP Mid Cap Value
.. AXA Growth Strategy**/(1)/
.. AXA Moderate Growth Strategy**/(1)/            AMERICAN FUNDS INSURANCE SERIES(R)
.. AXA Tactical Manager 400/(1)/                 . American Funds Insurance Series(R) Bond
.. AXA Tactical Manager 500/(1)/                   Fund/SM(2)/
.. AXA Tactical Manager 2000/(1)/                . American Funds Insurance Series(R) Global
.. AXA Tactical Manager                            Small Capitalization Fund/SM(2)/
   International/(1)/                           . American Funds Insurance Series(R) New World
.. All Asset Aggressive-Alt 25***/(2)/             Fund(R)/(2)/
.. All Asset Growth-Alt 20***                    . American Funds Insurance Series(R) Protected
.. All Asset Moderate Growth-Alt 15***/(2)/        Asset Allocation Fund/SM(2)/
.. EQ/AllianceBernstein Dynamic
  Wealth Strategies/(1)/                         BLACKROCK VARIABLE SERIES FUNDS, INC. --
.. EQ/AllianceBernstein Small Cap Growth          CLASS III
.. EQ/AXA Franklin Small Cap Value Core          . BlackRock Global Allocation V.I. Fund
.. EQ/BlackRock Basic Value Equity               . BlackRock Large Cap Growth V.I. Fund
.. EQ/Boston Advisors Equity Income
.. EQ/Capital Guardian Research                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
.. EQ/Common Stock Index                          -- SERVICE CLASS 2
.. EQ/Core Bond Index/(1)/                       . Fidelity(R) VIP Asset Manager: Growth
.. EQ/Davis New York Venture                     . Fidelity(R) VIP Contrafund(R)
.. EQ/Emerging Markets Equity PLUS/(2)/          . Fidelity(R) VIP Freedom 2015
.. EQ/Equity 500 Index                           . Fidelity(R) VIP Freedom 2020
.. EQ/Franklin Core Balanced                     . Fidelity(R) VIP Freedom 2025
.. EQ/Franklin Templeton Allocation              . Fidelity(R) VIP Freedom 2030
.. EQ/GAMCO Mergers and Acquisitions             . Fidelity(R) VIP Mid Cap
.. EQ/GAMCO Small Company Value                  . Fidelity(R) VIP Strategic Income
.. EQ/Global Bond PLUS
.. EQ/Global Multi-Sector Equity                  FIRST TRUST VARIABLE INSURANCE TRUST
.. EQ/High Yield Bond/(2)/                       . First Trust/Dow Jones Dividend and Income
.. EQ/Intermediate Government                      Allocation/(2)/
   Bond/(1)/
.. EQ/International Core PLUS                     FRANKLIN TEMPLETON VARIABLE INSURANCE
.. EQ/International ETF                           PRODUCTS TRUST -- CLASS 2
.. EQ/International Equity Index                 . Franklin Income Securities
.. EQ/International Value PLUS                   . Franklin Rising Dividends Securities/(2)/
.. EQ/JPMorgan Value Opportunities               . Franklin Strategic Income Securities
.. EQ/Large Cap Growth Index                     . Franklin Templeton VIP Founding Funds
.. EQ/Large Cap Growth PLUS                        Allocation
.. EQ/Large Cap Value Index                      . Mutual Shares Securities
.. EQ/Large Cap Value PLUS                       . Templeton Developing Markets Securities
.. EQ/MFS International Growth                   . Templeton Foreign Securities
.. EQ/Mid Cap Index                              . Templeton Global Bond Securities
.. EQ/Mid Cap Value PLUS                         . Templeton Growth Securities
.. EQ/Money Market
.. EQ/Montag & Caldwell Growth                    GOLDMAN SACHS VARIABLE INSURANCE TRUST --
.. EQ/Morgan Stanley Mid Cap Growth               SERVICE SHARES
.. EQ/Mutual Large Cap Equity                    . Goldman Sachs VIT Mid Cap Value
.. EQ/Natural Resources PLUS/(2)/
.. EQ/Oppenheimer Global                          GUGGENHEIM VARIABLE INSURANCE FUNDS
.. EQ/PIMCO Global Real Return/(2)/              . Guggenheim VT Global Managed Futures Strategy
.. EQ/PIMCO Ultra Short Bond                     . Guggenheim VT Multi-Hedge Strategies
.. EQ/Real Estate PLUS/(2)/
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/Templeton Global Equity
.. EQ/Van Kampen Comstock
.. EQ/Wells Fargo Omega Growth

 AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES II
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Invesco V.I. American Franchise
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 VARIABLE INVESTMENT OPTIONS
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 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS          NORTHERN LIGHTS VARIABLE TRUST
.. Ivy Funds VIP Asset Strategy                   . 7Twelve/TM/ Balanced Portfolio/(2)/
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy                            PIMCO VARIABLE INSURANCE TRUST -- ADVISOR
.. Ivy Funds VIP Global Natural Resources          CLASS
.. Ivy Funds VIP High Income                      . PIMCO CommodityRealReturn(R) Strategy
.. Ivy Funds VIP Mid Cap Growth                   . PIMCO Emerging Markets Bond
.. Ivy Funds VIP Science and Technology           . PIMCO Real Return
.. Ivy Funds VIP Small Cap Growth                 . PIMCO Total Return

 LAZARD RETIREMENT SERIES, INC. -- SERVICE        PROFUNDS VP
 SHARES                                          . ProFund VP Biotechnology
.. Lazard Retirement Emerging Markets Equity
                                                  T. ROWE PRICE EQUITY SERIES, INC.
 LORD ABBETT SERIES FUND, INC. -- CLASS VC       . T.Rowe Price Health Sciences Portfolio II
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock                       VAN ECK VIP TRUST -- S CLASS
.. Lord Abbett Growth Opportunities               . Van Eck VIP Global Hard Assets

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE
 CLASS
.. MFS(R) International Value
.. MFS(R) Investors Growth Stock Series
.. MFS(R) Investors Trust Series
.. MFS(R) Technology
.. MFS(R) Utilities Series
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*  The "AXA Allocation Portfolios"
** The "AXA Strategic Allocation Portfolios"
***The "All Asset Portfolios"

(1)This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2)This new variable investment option will be available on or about May 1, 2013, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

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       Definitions of key terms                                       5
       Who is AXA Equitable?                                          8
       How to reach us                                                9
       Retirement Cornerstone(R) Series at a glance -- key features  11


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       FEE TABLE
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       Examples                                                      16
       Condensed financial information                               19


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       1. CONTRACT FEATURES AND BENEFITS
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       How you can purchase and contribute to your contract          20
       Owner and annuitant requirements                              21
       How you can make your contributions                           21
       What are your investment options under the contract?          22
       Portfolios of the Trusts                                      24
       Allocating your contributions                                 34
       Dollar cost averaging                                         36
       Credits (FOR SERIES CP(R) CONTRACTS)                          39
       Guaranteed income benefit                                     40
       Death benefit                                                 49
       Guaranteed minimum death benefits                             49
       Series CP(R) Credits and your Guaranteed benefit bases        54
       How withdrawals affect your Guaranteed benefits               54
       Dropping or changing your Guaranteed benefits                 55
       Guaranteed benefit offers                                     55
       Inherited IRA beneficiary continuation contract               55
       Your right to cancel within a certain number of days          57


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       2. DETERMINING YOUR CONTRACT'S VALUE
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       Your account value and cash value                             58
       Your contract's value in the variable investment options      58
       Your contract's value in the guaranteed interest option       58
       Your contract's value in the account for special dollar cost
         averaging                                                   58
       Effect of your account values falling to zero                 58


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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner. When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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      3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS
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      Transferring your account value                                 60
      Disruptive transfer activity                                    61
      Rebalancing among your Investment Performance variable
        investment options and guaranteed interest option             62


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      4.ACCESSING YOUR MONEY
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      Withdrawing your account value                                  65
      How withdrawals are taken from your Total account value         68
      Withdrawals treated as surrenders                               69
      Surrendering your contract to receive its cash value            69
      When to expect payments                                         70
      Your annuity payout options                                     70


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      5.CHARGES AND EXPENSES
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      Charges that AXA Equitable deducts                              73
      Charges that the Trusts deduct                                  77
      Group or sponsored arrangements                                 77
      Other distribution arrangements                                 77


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      6.PAYMENT OF DEATH BENEFIT
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      Your beneficiary and payment of benefit                         78
      Non-spousal joint owner contract continuation                   79
      Spousal continuation                                            79
      Beneficiary continuation option                                 80


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      7.TAX INFORMATION
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      Overview                                                        82
      Contracts that fund a retirement arrangement                    82
      Transfers among investment options                              82
      Taxation of nonqualified annuities                              82
      Individual retirement arrangements (IRAs)                       84
      Traditional individual retirement annuities (traditional IRAs)  85
      Roth individual retirement annuities (Roth IRAs)                89
      Federal and state income tax withholding and information
        reporting                                                     92
      Special rules for contracts funding qualified plans             93
      Impact of taxes to AXA Equitable                                93


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      8.MORE INFORMATION
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      About Separate Account No. 49                                   94
      About the Trusts                                                94
      About the general account                                       94
      About other methods of payment                                  95
      Dates and prices at which contract events occur                 95
      About your voting rights                                        96
      Misstatement of age                                             96
      Statutory compliance                                            96
      About legal proceedings                                         97


Financial statements                                       97
Transfers of ownership, collateral assignments, loans and
  borrowing                                                97
About Custodial IRAs                                       97
How divorce may affect your Guaranteed benefits            97
Distribution of the contracts                              98


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APPENDICES
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          I  --  Condensed financial information                      I-1
         II  --  Dropping or changing your Guaranteed benefits       II-1
        III  --  Purchase considerations for QP contracts           III-1
         IV  --  Guaranteed benefit base examples                    IV-1
          V  --  Hypothetical illustrations                           V-1
         VI  --  State contract availability and/or variations of
                   certain features and benefits                     VI-1
        VII  --  Examples of Automatic payment plans                VII-1
       VIII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                        VIII-1
         IX  --  Rules regarding contributions to your contract      IX-1


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       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protection with Investment Performance account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protection with Investment Performance account value without reducing your GIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- An amount credited to your account value at the same time we allocate your contribution. The amount of the credit is either 4% or 5% of each contribution based on total first year contributions. The credit applies only to Series CP(R) contracts.

CUSTOMIZED PAYMENT PLAN -- For contracts with GIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions and for transfers to, and transfers among, the Protection with Investment Performance account. These rules require that allocations be made according to certain categories and investment option limits.

DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protection with Investment Performance account.

EXCESS WITHDRAWAL -- For contracts with the GIB, an "Excess withdrawal" is the portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protection with Investment Performance account in that same contract year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. This is your "Free look" right under the contract.

GIB BENEFIT BASE -- The GIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GIB payments. Your GIB benefit base is created and increased by allocations and transfers to your Protection with Investment Performance account. The GIB benefit base is not an account value or cash value. The GIB benefit base is also used to calculate the charge for the GIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment Performance variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED INCOME BENEFIT ("GIB") -- The GIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GIB payments". The GIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protection with Investment

                           DEFINITIONS OF KEY TERMS

Performance account value only. The death benefit is calculated using the highest value of your Protection with Investment Performance account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Investment Performance account value" is the total value in: (i) the Investment Performance variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment Performance variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment Performance account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

IRS -- Internal Revenue Service

LIFETIME GIB PAYMENTS -- For contracts with the GIB, "Lifetime GIB payments" are generally annual lifetime payments that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. Lifetime GIB payments will begin at the earliest of: (i) the next contract year following the date the Protection with Investment Performance account goes to zero (except as the result of an Excess withdrawal), (ii) the contract date anniversary following your 95th birthday, and (iii) your contract's maturity date.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Protection with Investment Performance account value" is the total value in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protection with Investment Performance account value only. The benefit is calculated using the amounts of contributions and transfers to the Protection with Investment Performance account, adjusted for withdrawals. There is no additional charge for this death benefit.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment Performance account variable investment options and the Guaranteed interest option automatically transferred to your Protection with Investment Performance variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protection with Investment Performance account value and (ii) your Investment Performance account value.

                           DEFINITIONS OF KEY TERMS

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protection with Investment             Protection with Investment
Performance variable investment        Performance Account Value
options and contributions to a
Special DCA program designated for
future transfers to the Protection
with Investment Performance variable
investment options

Investment Performance variable        Investment Performance Account Value
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
Performance variable investment
options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately 537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protection with Investment Performance account value, and Investment Performance account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment
    Performance account value (through Online Account Access only) (when available);

..   request a quote of your Annual withdrawal amount (through Online Account
    Access) (when available);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                             WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit);

(10)death claims;

(11)change in ownership (NQ only, if available under your contract);

(12)purchase by, or change of ownership to, a non-natural owner;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14)requests to drop or change your Guaranteed benefits;

(15)requests to collaterally assign your NQ contract;

(16)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);


(17)requests to enroll in or cancel the Systematic transfer program;

(18)transfers into and among the investment options; and

(19)withdrawal requests.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)opt out of an automatic reset of your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit) that is subject to an increase in a charge.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

FIVE CONTRACT SERIES  This Prospectus describes five series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, Series C and Series ADV (together "the Retirement
                      Cornerstone(R) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.

                        SERIES B  SERIES CP(R)  SERIES L  SERIES C  SERIES ADV
 ------------------------------------------------------------------------------
 Special dollar cost      Yes         No          Yes       No         No
 averaging
 ------------------------------------------------------------------------------
 Special money market     No          Yes         No        Yes        Yes
 dollar cost averaging
 ------------------------------------------------------------------------------
 Credits                  No          Yes         No        No         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT   The GIB guarantees, subject to certain restrictions, annual
("GIB")                     lifetime payments ("Lifetime GIB payments"), which will
                            begin automatically at the earliest of: (i) the next
                            contract year following the date your Protection with
                            Investment Performance account value falls to zero, except as the result of a withdrawal in excess of the Annual
                            withdrawal amount ("Excess withdrawal"); (ii) the contract date anniversary following the owner's 95th birthday; and
                            (iii) the contract's maturity date. Lifetime GIB payments
                            can be on a single or joint life basis. YOUR LIFETIME GIB
                            PAYMENTS ARE CALCULATED BY APPLYING A PERCENTAGE (WHICH IS
                            BASED ON AGE 95 (OR THE AGE OF A YOUNGER JOINT LIFE, IF
                            APPLICABLE) OR YOUR AGE AT THE TIME YOUR PROTECTION WITH
                            INVESTMENT PERFORMANCE ACCOUNT GOES TO ZERO OR CONTRACT
                            MATURITY) TO YOUR GIB BENEFIT BASE. YOUR GIB BENEFIT BASE
                            IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTION WITH
                            INVESTMENT PERFORMANCE ACCOUNT. THE INVESTMENT OPTIONS
                            AVAILABLE TO FUND YOUR PROTECTION WITH INVESTMENT
                            PERFORMANCE ACCOUNT ARE LIMITED. SEE "GIB BENEFIT BASE" IN
                            "CONTRACTS FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT  AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH
("GIB") (CONTINUED)        INVESTMENT PERFORMANCE ACCOUNT VALUE TO ZERO WILL CAUSE
                           YOUR GIB TO TERMINATE. EVEN IF AN EXCESS WITHDRAWAL DOES
                           NOT CAUSE YOUR GIB TO TERMINATE, IT CAN GREATLY REDUCE YOUR
                           GIB BENEFIT BASE AND THE VALUE OF YOUR BENEFIT. Beginning
                           in the contract year that follows the contract year in
                           which you fund your Protection with Investment Performance account, and prior to the beginning of your Lifetime GIB
                           payments, you can take your Annual withdrawal amount
                           without reducing your GIB benefit base.
                           The GIB is issued with all eligible contracts unless you
                           opt out at the time you apply for your Retirement
                           Cornerstone(R) contract. See "Lifetime GIB payments" and
                           "Annual withdrawal amount" under "Guaranteed income
                           benefit" in "Contract features and benefits" later in this
                           Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                           GIB MUST BE ALLOCATED TO THE PROTECTION WITH INVESTMENT
                           PERFORMANCE VARIABLE INVESTMENT OPTIONS. AMOUNTS INVESTED
                           IN THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE
                           INVESTMENT OPTIONS MUST BE ALLOCATED IN ACCORDANCE WITH
                           CERTAIN INVESTMENT RESTRICTIONS.
---------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH   .   Return of Principal death benefit
BENEFITS ("GMDBS")         .   Highest Anniversary Value death benefit
                           .   "Greater of" death benefit
                           The GMDBs are funded through contributions and transfers to the Protection with Investment Performance account.
                           All three GMDBs are available in combination with the GIB.
                           The Return of Principal death benefit and the Highest
                           Anniversary Value death benefit are available without the
                           GIB. However, the "Greater of" death benefit can only be
                           selected in combination with the GIB. If you do not select either the Highest Anniversary Value death benefit or the
                           "Greater of" death benefit, the Return of Principal death
                           benefit will automatically be issued with all eligible
                           contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "Rules regarding contributions to your contract" in "Appendix IX".
                           The death benefit in connection with your Investment
                           Performance account value is equal to your Investment
                           Performance account value as of the day we receive
                           satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for method of payment, and any required information and forms
                           necessary to effect payment.
---------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR  You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS        benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                           TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                           BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                           Appendix I, for more information.
---------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS       The chart below shows the minimum initial and, in
                           parenthesis, subsequent contribution amounts under the
                           contracts. Please see "Rules regarding contributions to
                           your contract" in "Appendix IX" for more information,
                           including important limitations on contributions.

                          SERIES B           SERIES CP(R)        SERIES L            SERIES C            SERIES ADV
----------------------------------------------------------------------------------------------------------------------------
NQ                        $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/  $10,000($500)/(1)/
----------------------------------------------------------------------------------------------------------------------------
Traditional or Roth IRA   $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/   $10,000($50)/(1)/
----------------------------------------------------------------------------------------------------------------------------
Inherited IRA             $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)     $10,000($1,000)
Beneficiary
continuation contract
(traditional IRA or Roth
IRA) ("Inherited IRA")
----------------------------------------------------------------------------------------------------------------------------
QP                        $5,000($500)       $10,000($500)       $10,000($500)       n/a                 n/a
----------------------------------------------------------------------------------------------------------------------------

  /(1)/ $100 monthly and $300 quarterly under our automatic investment program.

  .   Maximum contribution limitations apply to all
      contracts. For more information, please see "How you
      can purchase and contribute to your contract" in
      "Contract features and benefits" later in this
      Prospectus.
  ------------------------------------------------------------
  Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
  including our rights to: (i) change minimum and maximum
  contribution requirements and limitations, and (ii)
  discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
  contributions and transfers to any of the variable
  investment options (including the Protection with
  Investment Performance variable investment options) and to limit the number of variable investment options which you
  may select.
--------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-----------------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available investment
(SERIES CP(R) CONTRACTS ONLY)  options. We allocate a Credit to the corresponding investment options at the same time. The Credit will apply to subsequent contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of Credit is either 4% or
                               5% of each contribution, depending on certain factors. The Credit is subject to recovery by us in certain limited circumstances.
-----------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY           .   Partial withdrawals
                               .   Several options for withdrawals on a periodic basis
                               .   Contract surrender
                               .   Maximum payment plan (only under contracts with GIB)
                               .   Customized payment plan (only under contracts with GIB)
                               Any income you receive may be subject to tax; also may be subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed benefits you have funded.
-----------------------------------------------------------------------------------------------------
PAYOUT OPTIONS                 .   Fixed annuity payout options
                               .   Other payout options through other contracts
-----------------------------------------------------------------------------------------------------
ACCOUNT VALUES                 INVESTMENT PERFORMANCE BENEFIT ACCOUNT VALUE
                               .   Investment Performance variable investment options
                               .   Guaranteed interest option
                               .   Amounts in a Special DCA program designated for future transfers to Investment Performance variable investment options or the guaranteed interest option
                               ----------------------------------------------------------------------
                               PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE
                               .   Protection with Investment Performance variable investment options
                               .   Amounts in a Special DCA program designated for future transfers to Protection with Investment Perform- ance variable investment options
-----------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES            .   Dollar cost averaging programs
                               .   Automatic investment program
                               .   Automatic quarterly rebalancing (for the Protection with
                                   Investment Performance variable investment options)
                               .   Optional rebalancing (for amounts in the Investment Performance variable investment options and guaran- teed interest option)
                               .   Systematic transfer program (four options for transfers from the
                                   Investment Performance account to the Protection with Investment
                                   Performance account)
                               .   Transfers among investment options at no charge (subject to limitations)
                               .   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nurs- ing home (all
                                   contracts except Series C and Series ADV)
                               .   Option to drop or change your Guaranteed benefits after issue, subject to our rules. Please see "Dropping or changing your
                                   Guaranteed benefits" in "Contract features and benefits," as well as Appendix I, for more information.
                               .   Spousal continuation
                               .   Beneficiary continuation option
                               .   Automatic resets of your GIB benefit base and Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit)
-----------------------------------------------------------------------------------------------------
FEES AND CHARGES               Please see "Fee table" later in this section for complete details.
-----------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE      Please see "Rules regarding contributions to your contract" in
AGES                           "Appendix IX" for owner and annuitant issue ages applicable to your contract.
-----------------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL           To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract.
                               If state law requires, this "free look" period may be longer. See
                               "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
-----------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS      From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
                               See "Guaranteed benefit offers" in "Contract features and benefits"
                               for more information.
-----------------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

CURRENTLY, YOU MAY PURCHASE A SERIES ADV CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC. ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER SERIES ADV CONTRACTS THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE A SERIES ADV CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

--------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain        SERIES B  SERIES CP(R)   SERIES L SERIES C SERIES ADV
payout options)./(2)/                                          7.00%     8.00%/(6)/     8.00%    N/A      N/A

Charge for each additional transfer in excess of 12                             Maximum Charge: $35
transfers per contract year:/(3)/                                               Current Charge: $0

SPECIAL SERVICES CHARGES:
..   Wire transfer charge                                       Current and Maximum Charge:       $90
..   Express mail charge                                        Current and Maximum Charge:       $35
..   Duplicate contract charge                                  Current and Maximum Charge:       $35
--------------------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
--------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(4)/
   If your account value on a contract date anniversary is
   less than $50,000/(5)/                                      $30

   If your account value on a contract date anniversary is
   $50,000 or more                                             $0
--------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES /(6)/:                        SERIES B  SERIES CP(R)   SERIES L SERIES C SERIES ADV
                                                               --------  ---------      -------- -------- ----------
Operations                                                     0.80%     0.95%          1.10%    1.10%    0.35%
Administration                                                 0.30%     0.35%          0.30%    0.25%    0.20%
Distribution                                                   0.20%     0.25%          0.25%    0.35%    0.10%
                                                               -----     -----          -----    -----    -----
Total separate account annual expenses ("Contract fee")        1.30%     1.55%          1.65%    1.70%    0.65%
--------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
--------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(7) /Deducted
annually/(8) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Charge

   Highest Anniversary Value death benefit                     0.25% (current and maximum)
--------------------------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge (IF THE ROLL-UP TO AGE 85 BENEFIT BASE
   RESETS, WE RESERVE THE RIGHT TO INCREASE YOUR CHARGE UP
   TO):                                                        1.10%

   Current Charge:                                             0.95%
--------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a
percentage of the GIB benefit base/(7)/. Deducted
annually/(8)/ on each contract date anniversary for which
the benefit is in effect.)

   Maximum Charge (IF THE GIB BENEFIT BASE RESETS, WE
   RESERVE THE RIGHT TO INCREASE YOUR CHARGE UP TO):           1.25%

   Current Charge:                                             0.95%
--------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other   Lowest Highest
expenses)/(*)/                                                                       0.63%  35.18%
---------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  2.27%
----------------------------------------------------------------------------------------------------------------------



   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.


(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per con- tract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(5)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(6)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(7)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for transfers to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protection with Investment Performance account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protection with Investment Performance account. See "Guaranteed minimum death benefits" and "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus.

(8)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges

                                   FEE TABLE
paid in the prior calendar year, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows:
Series B: 0.012%; Series CP(R): 0.009%; Series L: 0.008%; Series C: 0.006%; and
Series ADV: 0.014%. As discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protection with Investment Performance account.


In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GIB benefit base and "Greater of" death benefit base. Since the charges for the GIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protection with Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge and the char1ges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protection with Investment Performance variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The Protection with Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are AXA Tactical Manager 400 and EQ/Core Bond Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      SERIES B
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF CONTRACT AT THE END OF THE APPLICABLE
                                         THE APPLICABLE TIME PERIOD                        TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $1,176      $2,081    $3,061     $5,650    $476    $1,481    $2,561    $5,650
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $1,120      $1,914    $2,790     $5,149    $420    $1,314    $2,290    $5,149
----------------------------------------------------------------------------------------------------------------------
                                    SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE        CONTRACT AT THE END OF THE APPLICABLE
                                      END OF THE APPLICABLE TIME PERIOD                    TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $1,314      $2,293    $3,245     $6,000    $514    $1,593    $2,745    $6,000
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $1,255      $2,120    $2,965     $5,490    $455    $1,420    $2,465    $5,490
----------------------------------------------------------------------------------------------------------------------
                                      SERIES L
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF CONTRACT AT THE END OF THE APPLICABLE
                                         THE APPLICABLE TIME PERIOD                        TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $1,313      $2,187    $2,732     $5,956    $513    $1,587    $2,732    $5,956
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $1,256      $2,021    $2,464     $5,474    $456    $1,421    $2,464    $5,474
----------------------------------------------------------------------------------------------------------------------
                                      SERIES C
----------------------------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER OR DO NOT
                                    SURRENDER YOUR CONTRACT AT THE END OF        IF YOU ANNUITIZE AT THE END OF THE
                                         THE APPLICABLE TIME PERIOD                  APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $  518      $1,601    $2,755     $5,998     N/A    $1,601    $2,755    $5,998
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $  461      $1,436    $2,488     $5,518     N/A    $1,436    $2,488    $5,518
----------------------------------------------------------------------------------------------------------------------
                                     SERIES ADV
----------------------------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER OR DO NOT
                                    SURRENDER YOUR CONTRACT AT THE END OF        IF YOU ANNUITIZE AT THE END OF THE
                                         THE APPLICABLE TIME PERIOD                  APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $  408      $1,281    $2,235     $5,045     N/A    $1,281    $2,235    $5,045
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $  352      $1,112    $1,956     $4,508     N/A    $1,112    $1,956    $4,508
----------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.012%; Series CP(R):
0.009%; Series L: 0.008%; Series C: 0.006%; and Series ADV: 0.014%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment Performance variable investment options set forth in the previous charts. The Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are Guggenheim VT Multi-Hedge Strategies and EQ/Equity 500 Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      SERIES B
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE        CONTRACT AT THE END OF THE APPLICABLE
                                      END OF THE APPLICABLE TIME PERIOD                    TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $4,531      $8,690    $10,484   $11,301   $3,831   $8,090    $ 9,984  $11,301
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $  904      $1,230    $ 1,582   $ 2,333   $  204   $  630    $ 1,082  $ 2,333
----------------------------------------------------------------------------------------------------------------------
                                    SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END OF CONTRACT AT THE END OF THE APPLICABLE
                                         THE APPLICABLE TIME PERIOD                        TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $4,812      $9,146    $10,903   $11,749   $4,012   $8,446    $10,403  $11,749
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $1,039      $1,437    $ 1,761   $ 2,703   $  239   $  737    $ 1,261  $ 2,703
----------------------------------------------------------------------------------------------------------------------
                                      SERIES L
----------------------------------------------------------------------------------------------------------------------
                                                                                  IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE        CONTRACT AT THE END OF THE APPLICABLE
                                      END OF THE APPLICABLE TIME PERIOD                    TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $4,668      $8,734    $10,011   $11,296   $3,868   $8,134    $10,011  $11,296
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $1,040      $1,340    $ 1,265   $ 2,703   $  240   $  740    $ 1,265  $ 2,703
----------------------------------------------------------------------------------------------------------------------
                                      SERIES C
----------------------------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER OR DO NOT
                                    SURRENDER YOUR CONTRACT AT THE END OF        IF YOU ANNUITIZE AT THE END OF THE
                                         THE APPLICABLE TIME PERIOD                  APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $3,873      $8,140    $10,015   $11,295      N/A   $8,140    $10,015  $11,295
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $  245      $  755    $ 1,290   $ 2,754      N/A   $  755    $ 1,290  $ 2,754
----------------------------------------------------------------------------------------------------------------------
                                     SERIES ADV
----------------------------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER OR DO NOT
                                    SURRENDER YOUR CONTRACT AT THE END OF        IF YOU ANNUITIZE AT THE END OF THE
                                         THE APPLICABLE TIME PERIOD                  APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                       1 YEAR      3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                          $3,763      $8,006    $ 9,932   $11,310      N/A   $8,006    $ 9,932  $11,310
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                          $  136      $  423    $   731   $ 1,604      N/A   $  423    $   731  $ 1,604
----------------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

                                   FEE TABLE

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2012.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protection with Investment Performance variable investment options and a Special DCA program with amounts designated for the Protection with Investment Performance variable investment options.

Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protection with Investment Performance variable investment options.

..   Default certain contributions and transfers designated for a Protection with Investment Performance variable investment option(s) to the corresponding Investment Performance variable investment option(s), which invests in the same underlying Portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER

                        CONTRACT FEATURES AND BENEFITS

BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C and Series ADV contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B, SERIES L, AND SERIES ADV CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protection with Investment Performance account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the

                        CONTRACT FEATURES AND BENEFITS
contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protection with Investment Performance variable investment options (used to fund Guaranteed benefits)

..   Investment Performance variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C,
    Series CP(R) and Series ADV contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protection with Investment Performance account. The Protection with Investment Performance variable investment options are used to fund these benefits.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protection with Investment Performance account value. All amounts allocated to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for Protection with Investment Performance variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protection with Investment Performance variable investment options and Investment Performance variable investment options available to you. It is important to note that the Protection with Investment Performance variable investment options are also available as Investment Performance variable investment options. The Protection with Investment Performance variable investment options invest in the same Portfolios as the corresponding Investment Performance variable investment options.

---------------------------------------------------------------------------------------------
 PROTECTION WITH INVESTMENT PERFORMANCE
 VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
 AXA STRATEGIC ALLOCATION
---------------------------------------------------------------------------------------------
.. AXA Balanced Strategy                        . AXA Moderate Growth Strategy
.. AXA Conservative Growth Strategy             . EQ/AllianceBernstein Dynamic Wealth
.. AXA Conservative Strategy                      Strategies
---------------------------------------------------------------------------------------------
 FIXED INCOME
---------------------------------------------------------------------------------------------
.. EQ/Core Bond Index
.. EQ/Intermediate Government Bond Index
---------------------------------------------------------------------------------------------
 EQUITY
---------------------------------------------------------------------------------------------
.. AXA Growth Strategy                          . AXA Tactical Manager 500
.. AXA Tactical Manager International           . AXA Tactical Manager 2000
.. AXA Tactical Manager 400
---------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------
 INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. 7Twelve/TM/ Balanced Portfolio               . EQ/Natural Resources PLUS
.. All Asset Aggressive-Alt 25                  . EQ/Oppenheimer Global
.. All Asset Growth-Alt 20                      . EQ/PIMCO Global Real Return
.. All Asset Moderate Growth-Alt 15             . EQ/PIMCO Ultra Short Bond
.. AllianceBernstein VPS Balanced Wealth        . EQ/Real Estate PLUS
  Strategy                                     . EQ/Small Company Index
.. AllianceBernstein VPS International Growth   . EQ/T. Rowe Price Growth Stock
.. American Century VP Large Company Value      . EQ/Templeton Global Equity
.. American Century VP Mid Cap Value            . EQ/Van Kampen Comstock
.. American Funds Insurance Series(R) Bond      . EQ/Wells Fargo Omega Growth
  Fund/SM/                                     . Fidelity(R) VIP Asset Manager: Growth
.. American Funds Insurance Series(R) Global    . Fidelity(R) VIP Contrafund(R)
  Small Capitalization Fund/SM/                . Fidelity(R) VIP Freedom 2015
.. American Funds Insurance Series(R) New       . Fidelity(R) VIP Freedom 2020
  World Fund(R)                                . Fidelity(R) VIP Freedom 2025
.. American Funds Insurance Series(R)           . Fidelity(R) VIP Freedom 2030
  Protected Asset Allocation Fund/SM/          . Fidelity(R) VIP Mid Cap
.. AXA Aggressive Allocation                    . Fidelity(R) VIP Strategic Income
.. AXA Balanced Strategy                        . First Trust/Dow Jones Dividend and Income
.. AXA Conservative Growth Strategy               Allocation Portfolio
.. AXA Conservative Strategy                    . Franklin Income Securities
.. AXA Growth Strategy                          . Franklin Rising Dividends Securities Fund
.. AXA Moderate Allocation                      . Franklin Strategic Income Securities
.. AXA Moderate Growth Strategy                 . Franklin Templeton VIP Founding Funds
.. AXA Moderate-Plus Allocation                   Allocation
.. AXA Tactical Manager 2000                    . Goldman Sachs VIT Mid Cap Value
.. AXA Tactical Manager 400                     . Guggenheim VT Global Managed Futures
.. AXA Tactical Manager 500                       Strategy Fund
.. AXA Tactical Manager International           . Guggenheim VT Multi-Hedge Strategies
.. BlackRock Global Allocation V.I. Fund        . Invesco V.I. Diversified Dividend
.. BlackRock Large(R) Cap Growth V.I. Fund      . Invesco V.I. Global Real Estate
.. EQ/AllianceBernstein Dynamic Wealth          . Invesco V.I High Yield
  Strategies                                   . Invesco V.I. International Growth
.. EQ/AllianceBernstein Small Cap Growth        . Invesco V.I. Mid Cap Core Equity
.. EQ/AXA Franklin Small Cap Value Core         . Invesco V.I. Small Cap Equity
.. EQ/BlackRock Basic Value Equity              . Invesco V.I. American Franchise
.. EQ/Boston Advisors Equity Income             . Ivy Funds VIP Asset Strategy
.. EQ/Capital Guardian Research                 . Ivy Funds VIP Dividend Opportunities
.. EQ/Common Stock Index                        . Ivy Funds VIP Energy
.. EQ/Core Bond Index                           . Ivy Funds VIP Global Natural Resources
.. EQ/Davis New York Venture                    . Ivy Funds VIP High Income
.. EQ/Emerging Markets Equity PLUS              . Ivy Funds VIP Mid Cap Growth
.. EQ/Equity 500 Index                          . Ivy Funds VIP Science and Technology
.. EQ/Franklin Core Balanced                    . Ivy Funds VIP Small Cap Growth
.. EQ/Franklin Templeton Allocation             . Lazard Retirement Emerging Markets Equity
.. EQ/GAMCO Mergers and Acquisitions            . Lord Abbett Bond Debenture
.. EQ/GAMCO Small Company Value                 . Lord Abbett Classic Stock
.. EQ/Global Bond PLUS                          . Lord Abbett Growth Opportunities
.. EQ/Global Multi-Sector Equity                . MFS(R) International Value
.. EQ/High Yield Bond                           . MFS(R) Investors Growth Stock Series
.. EQ/Intermediate Government Bond              . MFS(R) Investors Trust Series
.. EQ/International Core PLUS                   . MFS(R) Technology
.. EQ/International Equity Index                . MFS(R) Utilities Series
.. EQ/International ETF                         . Mutual Shares Securities
.. EQ/International Value PLUS                  . PIMCO CommodityRealReturn(R) Strategy
.. EQ/JPMorgan Value Opportunities              . PIMCO Emerging Markets Bond
.. EQ/Large Cap Growth Index                    . PIMCO Real Return
.. EQ/Large Cap Growth PLUS                     . PIMCO Total Return
.. EQ/Large Cap Value Index                     . ProFund VP Biotechnology
.. EQ/Large Cap Value PLUS                      . T.Rowe Price Health Sciences Portfolio II
.. EQ/MFS International Growth                  . Templeton Developing Markets Securities
.. EQ/Mid Cap Index                             . Templeton Foreign Securities
.. EQ/Mid Cap Value PLUS                        . Templeton Global Bond Securities
.. EQ/Money Market                              . Templeton Growth Securities
.. EQ/Montag & Caldwell Growth                  . Van Eck VIP Global Hard Assets
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Mutual Large Cap Equity
---------------------------------------------------------------------------------------------


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protection with Investment Performance variable investment options will be included in the Protection with Investment Performance account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment Performance variable investment options and the guaranteed interest option will be included in your Investment Performance account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment Performance and Protection with Investment Performance variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions. If you have the GIB or other Guaranteed benefit, this strategy may also indirectly suppress the value of the Guaranteed benefit bases.


You should be aware that having the GIB or other Guaranteed benefits limits your ability to invest in some of the variable investment options otherwise available to you under the contract. If you do not have the GIB or other Guaranteed benefits then, unless otherwise stated in this Prospectus, you may select from the variable investment options listed below. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

The investment strategies of the Portfolios and the restrictions on investment options are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. These approaches, while reducing volatility, may also suppress the investment performance of your contract and the value of your Guaranteed benefit bases.


--------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT MANAGER
 AXA PREMIER VIP                                                                  (OR SUB-ADVISER(S),
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION  Class A     Seeks to achieve long-term capital         .   AXA Equitable
                                       appreciation.                                  Funds Management
                                                                                      Group, LLC
--------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital         .   AXA Equitable
                                       appreciation and current income.               Funds Management
                                                                                      Group, LLC
--------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS          Class A     Seeks to achieve long-term capital         .   AXA Equitable
  ALLOCATION                           appreciation and current income, with a        Funds Management
                                       greater emphasis on capital appreciation.      Group, LLC
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT MANAGER
 EQ ADVISORS                                                                      (OR SUB-ADVISER(S), AS
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  APPLICABLE)
--------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  STRATEGY/(2)/                        current income.                                Funds Management
                                                                                      Group, LLC
--------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of capi-   .   AXA Equitable
  STRATEGY/(2)/                        tal, with a greater emphasis on current        Funds Management
                                       income.                                        Group, LLC
--------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.      .   AXA Equitable
  STRATEGY/(2)/                                                                       Funds Management
                                                                                      Group, LLC
--------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(2)/   Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
                                       current income, with a greater emphasis        Funds Management
                                       on capital appreciation.                       Group, LLC
--------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  STRATEGY/(2)/                        current income, with a greater emphasis        Funds Management
                                       on current income.                             Group, LLC
--------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER       Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  400/(2)/                             capital with an emphasis on risk-adjusted      L.P.
                                       returns and managing volatility in the     .   AXA Equitable
                                       Portfolio.                                     Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
--------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER       Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  500/(2)/                             capital with an emphasis on risk-adjusted      L.P.
                                       returns and managing volatility in the     .   AXA Equitable
                                       Portfolio.                                     Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
--------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER       Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  2000/(2)/                            capital with an emphasis on risk-adjusted      L.P.
                                       returns and managing volatility in the     .   AXA Equitable
                                       Portfolio.                                     Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
--------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER       Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  INTERNATIONAL/(2)/                   capital with an emphasis on risk-adjusted      L.P.
                                       returns and managing volatility in the     .   AXA Equitable
                                       Portfolio.                                     Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
--------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT   Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  25/(1)/                              current income, with a greater emphasis        Funds Management
                                       on capital appreciation.                       Group, LLC
--------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20    Class IA    Seeks long-term capital appreciation and   .   AXA Equitable
                                       current income.                                Funds Management
                                                                                      Group, LLC
--------------------------------------------------------------------------------------------------------
ALL ASSET                  Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  MODERATE GROWTH-ALT                  current income, with a greater emphasis        Funds Management
  15/(1)/                              on current income.                             Group, LLC
--------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IB    Seeks to achieve total return from long-   .   AllianceBernstein
  DYNAMIC WEALTH                       term growth of capital and income.             L.P.
  STRATEGIES/(2)/
--------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein
  SMALL CAP GROWTH                     capital.                                       L.P.
--------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL      Class IA    Seeks to achieve long-term total return    .   AXA Equitable
  CAP VALUE CORE                       with an emphasis on risk-adjusted returns      Funds Management
                                       and managing volatility in the Portfolio.      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisory
                                                                                      Services, LLC
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT MANAGER
 EQ ADVISORS                                                                       (OR SUB-ADVISER(S), AS
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                   APPLICABLE)
---------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC         Class IA    Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY                         secondarily, income.                            Investment
                                                                                       Management, LLC
---------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IA    Seeks a combination of growth and           .   Boston Advisors,
  EQUITY INCOME                        income to achieve an above-average and          LLC
                                       consistent total return.
---------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Class IA    Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                             capital.                                        Trust Company
---------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                       expenses that approximates the total            L.P.
                                       return performance of the Russell 3000
                                       Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 3000 Index.
---------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX/(2)/    Class IB    Seeks to achieve a total return before      .   AXA Equitable
                                       expenses that approximates the total            Funds Management
                                       return performance of the Barclays              Group, LLC
                                       Intermediate U.S. Government/Credit         .   SSgA Funds
                                       Index, including reinvestment of                Management, Inc.
                                       dividends, at a risk level consistent with
                                       that of the Barclays Intermediate U.S.
                                       Government/Credit Index.
---------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE  Class IA    Seeks to achieve long-term growth of        .   Davis Selected
                                       capital.                                        Advisers, L.P.
---------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS/(1)/                     capital.                                        L.P.
                                                                                   .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
                                                                                   .   EARNEST Partners,
                                                                                       LLC
---------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                       expenses that approximates the total            L.P.
                                       return performance of the S&P 500 Index,
                                       including reinvestment of dividends, at a
                                       risk level consistent with that of the S&P
                                       500 Index.
---------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED  Class IA    Seeks to maximize income while              .   AXA Equitable
                                       maintaining prospects for capital               Funds Management
                                       appreciation with an emphasis on risk-          Group, LLC
                                       adjusted returns and managing volatility    .   BlackRock
                                       in the Portfolio.                               Investment
                                                                                       Management, LLC
                                                                                   .   Franklin
                                                                                       Advisers, Inc.
---------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON      Class IA    Primarily seeks capital appreciation and    .   AXA Equitable
  ALLOCATION                           secondarily seeks income.                       Funds Management
                                                                                       Group, LLC
---------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IA    Seeks to achieve capital appreciation.      .   GAMCO Asset
  ACQUISITIONS                                                                         Management, Inc.
---------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL             Class IA    Seeks to maximize capital appreciation.     .   GAMCO Asset
  COMPANY VALUE                                                                        Management, Inc.
---------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS        Class IA    Seeks to achieve capital growth and cur-    .   AXA Equitable
                                       rent income.                                    Funds Management
                                                                                       Group, LLC
                                                                                   .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   First
                                                                                       International
                                                                                       Advisors, LLC
                                                                                   .   Wells Capital
                                                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT MANAGER
 EQ ADVISORS                                                                       (OR SUB-ADVISER(S), AS
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                   APPLICABLE)
---------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR     Class IA    Seeks to achieve long-term capital          .   AXA Equitable
  EQUITY                               appreciation with an emphasis on risk-          Funds Management
                                       adjusted returns and managing volatility        Group, LLC
                                       in the Portfolio.                           .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   Morgan Stanley
                                                                                       Investment
                                                                                       Management Inc.
---------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND/(1)/    Class IB    Seeks to maximize current income.           .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
                                                                                   .   AXA Investment
                                                                                       Managers, Inc.
---------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT BOND/(2)/                 expenses that approximates the total re-        Funds Management
                                       turn performance of the Barclays Inter-         Group, LLC
                                       mediate U.S. Government Bond Index,         .   SSgA Funds
                                       including reinvestment of dividends, at a       Management, Inc.
                                       risk level consistent with that of the Bar-
                                       clays Intermediate U.S. Government Bond
                                       Index.
---------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE      Class IA    Seeks to achieve long-term growth of        .   AXA Equitable
  PLUS                                 capital with an emphasis on risk-adjusted       Funds Management
                                       returns and managing volatility in the          Group, LLC
                                       Portfolio.                                  .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   Hirayama
                                                                                       Investments, LLC
                                                                                   .   WHV Investment
                                                                                       Management
---------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  INDEX                                expenses) that approximates the total           L.P.
                                       return performance of a composite index
                                       comprised of 40% DJ EURO STOXX 50
                                       Index, 25% FTSE 100 Index, 25% TOPIX
                                       Index and 10% S&P/ASX 200 Index, in-
                                       cluding reinvestment of dividends, at a
                                       risk level consistent with that of the com-
                                       posite index.
---------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF       Class IA    Seeks long-term capital appreciation.       .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
---------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE     Class IA    Seeks to provide current income and long-   .   AXA Equitable
  PLUS                                 term growth of income, accompanied by           Funds Management
                                       growth of capital with an emphasis on           Group, LLC
                                       risk-adjusted returns and managing          .   BlackRock
                                       volatility in the Portfolio.                    Investment
                                                                                       Management, LLC
                                                                                   .   Northern Cross,
                                                                                       LLC
---------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE          Class IA    Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES                        appreciation.                                   Investment
                                                                                       Management Inc.
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                       expenses that approximates the total re-        L.P.
                                       turn performance of the Russell 1000
                                       Growth Index, including reinvestment of
                                       dividends at a risk level consistent with
                                       that of the Russell 1000 Growth Index.
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS   Class IA    Seeks to provide long-term capital growth   .   AXA Equitable
                                       with an emphasis on risk-adjusted returns       Funds Management
                                       and managing volatility in the Portfolio.       Group, LLC
                                                                                   .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   Marsico Capital
                                                                                       Management, LLC
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT MANAGER
 EQ ADVISORS                                                                        (OR SUB-ADVISER(S), AS
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before       .   SSgA Funds
                                       expenses that approximates the total re-         Management, Inc.
                                       turn performance of the Russell 1000
                                       Value Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 1000 Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS    Class IA    Seeks to achieve long-term growth of         .   AllianceBernstein
                                       capital with an emphasis on risk-adjusted        L.P.
                                       returns and managing volatility in the       .   AXA Equitable
                                       Portfolio.                                       Funds Management
                                                                                        Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.       .   Massachesetts
  GROWTH                                                                                Financial
                                                                                        Services Company,
                                                                                        d/b/a MFS
                                                                                        Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before       .   SSgA Funds
                                       expenses that approximates the total             Management, Inc.
                                       return performance of the S&P Mid Cap
                                       400 Index, including reinvestment of divi-
                                       dends, at a risk level consistent with that
                                       of the S&P Mid Cap 400 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS      Class IA    Seeks to achieve long-term capital           .   AXA Equitable
                                       appreciation with an emphasis on risk            Funds Management
                                       adjusted returns and managing volatility         Group, LLC
                                       in the Portfolio.                            .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .
                                                                                        Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Class IA    Seeks to obtain a high level of current      .   The Dreyfus
                                       income, preserve its assets and maintain         Corporation
                                       liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL       Class IA    Seeks to achieve capital appreciation.       .   Montag &
  GROWTH                                                                                Caldwell, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IA    Seeks to achieve capital growth.             .   Morgan Stanley
  CAP GROWTH                                                                            Investment
                                                                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP        Class IA    Seeks to achieve capital appreciation,       .   AXA Equitable
  EQUITY                               which may occasionally be short-term,            Funds Management
                                       with an emphasis on risk adjusted returns        Group, LLC
                                       and managing volatility in the Portfolio.    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Franklin Mutual
                                                                                        Advisers, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/NATURAL RESOURCES       Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein
  PLUS/(1)/                            capital.                                         L.P.
                                                                                    .   AXA Equitable
                                                                                        Funds Management
                                                                                        Group, LLC
                                                                                    .   RBC Global Asset
                                                                                        Management (U.S.)
                                                                                        Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.       .   OppenheimerFunds,
                                                                                        Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real return,        .   Pacific
  RETURN/(1)/                          consistent with preservation of capital          Investment
                                       and prudent investment management.               Management
                                                                                        Company, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess of      .   Pacific
                                       traditional money market products while          Investment
                                       maintaining an emphasis on preservation          Management
                                       of capital and liquidity.                        Company, LLC
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT MANAGER
 EQ ADVISORS                                                                       (OR SUB-ADVISER(S), AS
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                   APPLICABLE)
---------------------------------------------------------------------------------------------------------
EQ/REAL ESTATE PLUS/(1)/   Class IB    Seeks to provide long-term capital          .   AllianceBernstein
                                       appreciation and current income.                L.P.
                                                                                   .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
                                                                                   .   Pacific
                                                                                       Investment
                                                                                       Management
                                                                                       Company, LLC
---------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as possible   .   AllianceBernstein
                                       (before expenses) the total return of the       L.P.
                                       Russell 2000 Index.
---------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital appre-   .   T. Rowe Price
  STOCK                                ciation and secondarily, income.                Associates, Inc.
---------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL        Class IA    Seeks to achieve long-term capital growth   .   AXA Equitable
  EQUITY                               with an emphasis on risk adjusted returns       Funds Management
                                       and managing volatility in the Portfolio.       Group, LLC
                                                                                   .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   Templeton
                                                                                       Investment
                                                                                       Counsel, LLC
---------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Class IA    Seeks to achieve capital growth and         .   Invesco Advisers,
                                       income.                                         Inc.
---------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA       Class IB    Seeks to achieve long-term capital growth.  .   Wells Capital
  GROWTH                                                                               Management, Inc.


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE
 FUNDS (INVESCO
 VARIABLE
 INSURANCE FUNDS) -                                                              INVESTMENT MANAGER
 SERIES                                                                          (OR SUB-ADVISER(S), AS
 II PORTFOLIO NAME   OBJECTIVE                                                   APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide reasonable    .   Invesco Advisers, Inc.
  DIVERSIFIED        current income and long-term growth of income and
  DIVIDEND FUND      capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through     .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                       .   Invesco Asset Management
                                                                                     Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return comprised   .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to seek capital growth.  .   Invesco Advisers, Inc.
  AMERICAN
  FRANCHISE FUND

--------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN
 VARIABLE PRODUCT
 SERIES FUND, INC.
 - CLASS                                                                        INVESTMENT MANAGER (OR
 B PORTFOLIO NAME    OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    The Portfolio's investment objective is to maximize total  .   AllianceBernstein L.P.
  VPS BALANCED       return consistent with the Adviser's determination of
  WEALTH STRATEGY    reasonable risk.
  PORTFOLIO
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    The Portfolio's investment objective is long-term growth   .   AllianceBernstein L.P.
  VPS INTERNATIONAL  of capital.
  GROWTH PORTFOLIO

-----------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE PORTFOLIOS,
 INC. - CLASS                                                                INVESTMENT MANAGER (OR
 II PORTFOLIO NAME     OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP    The fund seeks long-term capital growth. Income is a  .   American Century
  LARGE COMPANY        secondary objective.                                      Investment Management,
  VALUE FUND                                                                     Inc.
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP    The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND   secondary objective.                                      Investment Management,
                                                                                 Inc.

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                                 INVESTMENT MANAGER (OR
 CLASS P-2 SHARES     OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
PROTECTED ASSET       The fund's investment objective is to provide you with      .   Capital Research and
  ALLOCATION          high total return (including income and capital gains)          Management Company
  FUND/SM(1)/         consistent with preservation of capital over the long term while seeking to manage volatility and provide downside
                      protection.
----------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                                 INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
BOND FUND/SM(1)/      The fund's investment objective is to provide as high a     .   Capital Research and
                      level of current income as is consistent with the               Management Company
                      preservation of capital.
----------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with      .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                    Management Company
  FUND/SM(1)/
----------------------------------------------------------------------------------------------------------------
NEW WORLD             The fund's investment objective is long-term capital        .   Capital Research and
  FUND(R)/(1)/        appreciation.                                                   Management Company

------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES FUNDS, INC.
 - CLASS                                                    INVESTMENT MANAGER (OR
 III PORTFOLIO NAME  OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
BLACKROCK GLOBAL     To seek high total investment return.  .   Advisor: BlackRock
  ALLOCATION V.I.                                               Advisors, LLC
  FUND                                                      .   Sub Advisor: BlackRock
                                                                International Limited
                                                            .   Sub Advisor: BlackRock
                                                                Investment Management, LLC
------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP  Seeks long-term capital growth.        .   Advisor: BlackRock
  GROWTH V.I. FUND                                              Advisors, LLC
                                                            .   Sub Advisor: BlackRock
                                                                Investment Management, LLC

---------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE
 INSURANCE PRODUCTS
 (VIP) - SERVICE
 CLASS 2 PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks to maximize total return by allocating its assets     .   Fidelity Management &
  ASSET MANAGER:     among stocks, bonds, short-term instruments, and other          Research Company (FMR)
  GROWTH PORTFOLIO   investments.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                       .   Fidelity Management &
  CONTRAFUND(R)                                                                      Research Company (FMR)
  PORTFOLIO
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Strategic Advisers
  FREEDOM 2015       objective of principal preservation as the fund approaches
  PORTFOLIO          its target date and beyond.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Strategic Advisers
  FREEDOM 2020       objective of principal preservation as the fund approaches
  PORTFOLIO          its target date and beyond.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Strategic Advisers
  FREEDOM 2025       objective of principal preservation as the fund approaches
  PORTFOLIO          its target date and beyond.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Strategic Advisers
  FREEDOM 2030       objective of principal preservation as the fund approaches
  PORTFOLIO          its target date and beyond.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                          .   Fidelity Management &
  CAP PORTFOLIO                                                                      Research Company (FMR)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks a high level of current income. The fund may also     .   Fidelity Management &
  STRATEGIC INCOME   seek capital appreciation.                                      Research Company (FMR)
  PORTFOLIO

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE
 TRUST                                                                   INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW      Seeks to provide total return by allocating among   .   First Trust Advisors L.P.
  JONES DIVIDEND &   dividend-paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO/(1)/
-------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME      Seeks to maximize income while maintaining prospects        .   Franklin Advisers, Inc.
  SECURITIES FUND    for capital appreciation.
---------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS          capital as an important consideration.                          Services, LLC
  SECURITIES
  FUND/(1)/
---------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME SECURITIES  level of current income. Its secondary goal is capital
  FUND               appreciation over long term.
---------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON   The Fund's principal investment goal is capital             .   Fund Administrator:
  VIP FOUNDING       appreciation. Its secondary goal is income.                     Franklin Templeton
  FUNDS ALLOCATION                                                                   Services, LLC
  FUND
---------------------------------------------------------------------------------------------------------------
MUTUAL SHARES        The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SECURITIES FUND    appreciation. Its secondary goal is income.                     LLC
---------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                       .   Templeton Asset
  DEVELOPING                                                                         Management Ltd.
  MARKETS
  SECURITIES FUND
---------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN    Seeks long-term capital growth.                             .   Templeton Investment
  SECURITIES FUND                                                                    Counsel, LLC
---------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation     .   Franklin Advisers, Inc.
  BOND SECURITIES    of capital. Capital appreciation is a secondary
  FUND               consideration.
---------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                             .   Templeton Global
  SECURITIES FUND                                                                    Advisors, Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE
 TRUST - SERVICE
 SHARES PORTFOLIO                                           INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 GUGGENHEIM
 VARIABLE                                                                      INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT        The Fund seeks to generate positive total returns over    .   Security Investors, LLC,
  GLOBAL MANAGED     time.                                                         which operates under the
  FUTURES STRATEGY                                                                 name Guggenheim
  FUND                                                                             Investments.
-------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT        Seeks long-term capital appreciation with less risk than  .   Security Investors, LLC,
  MULTI-HEDGE        traditional equity funds.                                     which operates under the
  STRATEGIES FUND                                                                  name Guggenheim
                                                                                   Investments.
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO                                                       INVESTMENT MANAGER (OR
 NAME                            OBJECTIVE                                            SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              To seek to provide total return.                     .   Waddell & Reed Investment
  STRATEGY                                                                                Management Company
                                                                                          (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP                    To seek to provide total return.                     .   Waddell & Reed Investment
  DIVIDEND                                                                                Management Company
  OPPORTUNITIES                                                                           (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             To seek to provide capital growth and appreciation.  .   Waddell & Reed Investment
                                                                                          Management Company
                                                                                          (WRIMCO)
--------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP                    To seek to provide capital growth and appreciation.  .   Waddell & Reed Investment
  GLOBAL NATURAL                                                                          Management Company
  RESOURCES                                                                               (WRIMCO)
                                                                                      .   MacKenzie Financial
                                                                                          Corporation
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO                                                            INVESTMENT MANAGER (OR
 NAME                            OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH               To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME                         high current income and capital appreciation.                 Management Company
                                                                                               (WRIMCO)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID                To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                                   Management Company
                                                                                               (WRIMCO)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP                    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                                  Management Company
  TECHNOLOGY                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL              To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                                   Management Company
                                                                                               (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.
 - SERVICE                                                  INVESTMENT MANAGER
 SHARES PORTFOLIO                                           (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. - CLASS                                                            INVESTMENT MANAGER (OR
 VC PORTFOLIO NAME   OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high current   .   Lord, Abbett & Co. LLC
  DEBENTURE          income and the opportunity for capital appreciation to
  PORTFOLIO (VC)     produce a high total return.
-------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC  The fund's investment objective is growth of capital and  .   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO    growth of income consistent with reasonable risk.
  (VC)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH   The fund's investment objective is capital appreciation.  .   Lord, Abbett & Co. LLC
  OPPORTUNITIES
  PORTFOLIO (VC)

-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 - SERVICE
 CLASS PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                                 Services Company
  SERIES
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------

 NORTHERN LIGHTS
 VARIABLE TRUST                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
7TWELVE/TM/              The Portfolio seeks to provide superior volatility risk-  .   7Twelve Advisors, LLC
  BALANCED               adjusted returns when compared to the bond and equity
  PORTFOLIO/(1)/         markets in general.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST
 - ADVISOR                                                                         INVESTMENT MANAGER
 CLASS PORTFOLIO                                                                   (OR SUB-ADVISER(S), AS
 NAME                    OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation  .   Pacific Investment
  MARKETS BOND           of capital and prudent investment management.                 Management Company LLC
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER
 PROFUNDS                                                                      (OR SUB-ADVISER(S), AS
 VP PORTFOLIO NAME   OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
PROFUND VP           Seeks investment results, before fees and expenses, that  .   ProFund Advisors LLC
  BIOTECHNOLOGY      correspond to the performance of the Dow Jones U.S.
                     Biotechnology/SM /Index.

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT MANAGER
 EQUITY SERIES,                                                                (OR SUB-ADVISER(S), AS
 INC. PORTFOLIO NAME  OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks long-term capital appreciation through investment  .   T. Rowe Price Associates,
  HEALTH SCIENCES     in companies expected to benefit from changes in the         Inc.
  PORTFOLIO - II      health care, medicine or life sciences fields.
-------------------------------------------------------------------------------------------------------------

 VAN ECK VIP TRUST
 - S
 CLASS PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing primar- .   Van Eck Associates
  HARD ASSETS FUND   ily in "hard asset" securities. Income is a secondary         Corporation
                     consideration.
-------------------------------------------------------------------------------------------------------------

(1)This new variable investment option will be available on or about May 1, 2013, subject to regulatory approval.

(2)This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protection with Investment Performance account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2013 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment Performance variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protection with Investment Performance variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protection with Investment Performance account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and have the GIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. The $60,000 will be included in your Protection with Investment Performance account value and will be used to calculate your GIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment Performance account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protection with Investment Performance variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

CUSTOM SELECTION RULES (APPLICABLE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ONLY)

For allocations to your Protection with Investment Performance account, you must allocate your contributions and transfers in accordance with our Custom Selection Rules. The Custom Selection Rules

                        CONTRACT FEATURES AND BENEFITS
require that all of your Protection with Investment Performance account value be allocated according to the category and investment option limits described below. Allocations to the Protection with Investment Performance account may be made through contributions and transfers from your Investment Performance account. These Custom Selection Rules do not apply to amounts allocated to your Investment Performance account.

Your Protection with Investment Performance account value must be allocated among the Protection with Investment Performance variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION

  AXA Balanced Strategy
  AXA Conservative Growth Strategy
  AXA Conservative Strategy
  AXA Moderate Growth Strategy
  EQ/AllianceBernstein Dynamic Wealth Strategies

CATEGORY 2 -- FIXED INCOME

  EQ/Core Bond Index
  EQ/Intermediate Government Bond

CATEGORY 3 -- EQUITY

  AXA Growth Strategy
  AXA Tactical Manager International
  AXA Tactical Manager 400
  AXA Tactical Manager 500
  AXA Tactical Manager 2000

Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits for allocations to your Protection with Investment Performance account only. The categories and investment option limits described here do not apply to amounts allocated to your Investment Performance account.

--------------------------------------------------------------------------------
                                                              CATEGORY
                                                   -----------------------------
                                                     1. AXA   2. FIXED 3. EQUITY
                                                   STRATEGIC   INCOME
                                                   ALLOCATION
--------------------------------------------------------------------------------
Maximum for category                               None/(1)/  None     60%
--------------------------------------------------------------------------------
Minimum for category                               None       40%/(2)/ None
--------------------------------------------------------------------------------
Maximum for each option                            None       None     10%/(3)/
--------------------------------------------------------------------------------

(1)If there is any allocation to Category 3, there is a 40% minimum allocation requirement to Category 2, thus limiting the amount that may be allocated to Category 1.
(2)Applies only if there is any allocation to Category 3.
(3)AXA Tactical Manager 400 and AXA Tactical Manager 2000 have a 10% maximum limit individually. AXA Growth Strategy, AXA Tactical Manager International and AXA Tactical Manager 500 are not subject to a per fund maximum.

There are no minimum allocations for any one Protection with Investment Performance variable investment option. Allocations must be in whole percentages.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Protection with Investment Performance variable investment options, either directly or through one of our Special DCA programs. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

..   Any amounts you have allocated among the Protection with Investment
    Performance variable investment options will NOT be automatically reallocated to conform with the new Custom Selection Rules.

..   If your allocation instructions on file prior to a change to our Custom
    Selection Rules DO NOT COMPLY with our new Custom Selection Rules:

   -- you will NOT be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions;

   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new Custom
    Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for future transfers to your Protection with Investment Performance variable investment options, your Protection with Investment Performance account value will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day

                        CONTRACT FEATURES AND BENEFITS
other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Protection with Investment Performance variable investment options so that the percentage of your Protection with Investment Performance account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Protection with Investment Performance variable investment options does not automatically change your allocation instructions for the rebalancing of your Protection with Investment Performance account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Protection with Investment Performance variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet our then current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Protection with Investment Performance variable investment options, we reserve the right to default any subsequent contribution or transfer to the corresponding Investment Performance variable investment option, which invests in the same underlying Portfolio.

We may offer an optional rebalancing program for amounts allocated to your Investment Performance variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protection with Investment Performance variable investment options. Also, you may make systematic transfers to the Investment Performance variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment Performance variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment Performance variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment Performance variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our

                        CONTRACT FEATURES AND BENEFITS

Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C, Series CP(R) and Series ADV contracts.

SPECIAL DOLLAR COST AVERAGING PROGRAM

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 2% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protection with Investment Performance variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program does not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods; you may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protection with Investment Performance account to amounts allocated to the Investment Performance account will not change. However, amounts will be allocated within each account according to your new instructions;

                        CONTRACT FEATURES AND BENEFITS

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protection with Investment Performance variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protection with Investment Performance variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protection with Investment
    Performance variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protection with Investment Performance variable investment options to the corresponding Investment Performance variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment Performance variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment Performance variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment Performance variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment Performance variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of the Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). For more information on how Credits affect your benefit bases, see "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

-------------------------------------------------
                                CREDIT PERCENTAGE
                                   APPLIED TO
FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
-------------------------------------------------
     Less than $350,000                 4%
-------------------------------------------------
     $350,000 or more                   5%
-------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment Performance account. Your Investment Performance account is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment Performance account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment Performance account. At that time, your Investment Performance account will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to

                        CONTRACT FEATURES AND BENEFITS
   equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your Total account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your Total account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $4,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of your Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value death benefit or a reset under the GIB benefit base reset or a reset of the Roll-up to age 85 component of the "Greater of" death benefit. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the Credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit, or "GIB". The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments") that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. The GIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GIB payments. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by

                        CONTRACT FEATURES AND BENEFITS
applying a percentage ("the Annual Roll-up rate") to your GIB benefit base. Lifetime GIB payments and your Annual withdrawal amount are described later in this section. With respect to your GIB, it is important to note the following:

..   Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account at which point transfers into the Protection with Investment Performance account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment Performance account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GIB. An Excess withdrawal that reduces your Protection with Investment Performance account value to zero will cause your GIB to terminate.

In order to fund your Guaranteed income benefit, you must make contributions or transfers to the Protection with Investment Performance account. All allocations to the Protection with Investment Performance account must be made in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to certain category and investment option limits. IF YOU ALLOCATE MONEY TO THE "EQUITY" CATEGORY, YOUR ALLOCATION INSTRUCTIONS MUST INCLUDE AT LEAST A 40% MINIMUM ALLOCATION TO THE "FIXED INCOME" CATEGORY. This will also limit the amount that may be allocated to the "AXA Strategic Allocation" Category. For detailed information on how our Custom Selection Rules work, see "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. The GIB is issued to owners age 20 - 75 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GIB will be issued based on the older owner's age. The GIB cannot be added to your contract later if you decide to opt-out.

You can drop your GIB at any time prior to funding your Protection with Investment Performance account. For all Series except Series C and Series ADV, if you fund your Protection with Investment Performance account at issue, you can drop your GIB provided that the contributions to the contract are no longer subject to withdrawal charges. If you fund your Protection with Investment Performance account after issue, you cannot drop the GIB until the later of
(i) the contract date anniversary following the date the Protection with Investment Performance account is funded, and (ii) the expiration of all withdrawal charges. For Series C and Series ADV contracts, if you fund the Protection with Investment Performance account at issue, you can drop your GIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GIB, either before or after funding your Protection with Investment Performance account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

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THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US YOU DO NOT
WANT IT (OR "OPT OUT") AT THE TIME YOU COMPLETE YOUR APPLICATION.
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When you purchase a contract with the GIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus.

If you have the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

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THE GUARANTEED INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GIB BENEFIT BASE

Your GIB has a benefit base. Your GIB benefit base is not an account value or cash value. The GIB benefit base is used to calculate your Lifetime GIB payments, your Annual withdrawal amount and the charge for the benefit. Your GIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any transfers to the Protection with Investment Performance variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND
THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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                        CONTRACT FEATURES AND BENEFITS

Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

On every contract date anniversary from your contract date up to the contract date anniversary following your 95th birthday or contract maturity (if earlier), your GIB benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The GIB benefit base reset is described in more detail below.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GIB. These amounts will be included in your GIB benefit base and will become part of your Protection with Investment Performance account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. Your initial GIB benefit base will be $60,000.

Provided you did not opt out of the GIB, you can fund your GIB benefit by allocating money to the Protection with Investment Performance variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protection with Investment Performance variable investment options also fund your Guaranteed minimum death benefit. Please note that all allocations to your Protection with Investment Performance account must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your GIB benefit base. This includes credit amounts transferred from your Investment Performance account. Credits to your Investment Performance account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GIB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment Performance variable investment options. Your Investment Performance account is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Protection with Investment Performance variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). However, your Protection with Investment Performance account value would still increase by the transfer, which in this example is $5,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GIB benefit base is not an account value or cash value. As a result, the GIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protection with Investment Performance account. A withdrawal from your Protection with Investment Performance account in the first contract year in which you fund the Protection with Investment Performance account will reduce your GIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GIB benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated

                        CONTRACT FEATURES AND BENEFITS
minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GIB.

Beginning with the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your GIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protection with Investment Performance account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

..   DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.50%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board
    Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 0.50% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 0.50% greater than the Annual Roll-up rate. In some cases, it may be more or less than 0.50% greater than the Annual Roll-up rate.

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.75%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GIB benefit base based on whether you have ever taken a withdrawal from the Protection with Investment Performance account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. The Annual Roll-up and Deferral bonus Roll-up rates that your contract is issued with will be applicable for the first two contract years, even if you first fund your Guaranteed benefits after issue during those first two contract years. In the third contract year, your Annual Roll-up rate and, if applicable, your Deferral bonus Roll-up rate, will be the renewal rates that are then in effect.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the greater of the rates in effect on the date of the application or the rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

EXAMPLE:

   You sign your application for Retirement Cornerstone(R) Series contract on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the next day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 4.75%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.


These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for two full contract years. In the next contract year, Renewal rates will apply. For contracts issued before September 1, 2011, these rates applied for one full contract year. In the next contract year, Renewal rates will apply.


RENEWAL RATES. At the beginning of the contract year, starting with the third contract year, a new Annual Roll-up rate will apply to your contract. For contracts issued before September 1, 2011, a new Annual Roll-up rate will apply starting with the second contract year. A new Deferral bonus Roll-up rate will also apply provided you have not taken a withdrawal from your Protection with Investment Performance account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you have the GIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa-equitable.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. THE DEFERRAL BONUS ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   your GIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate that was in effect on the first day of the contract year; less

..   any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protection with
    Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. The amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your GIB benefit base on the preceding contract date anniversary, multiplied by:

                        CONTRACT FEATURES AND BENEFITS

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

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THE GIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

GIB BENEFIT BASE RESET

Your GIB benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your GIB benefit base reset.

If a reset is not applicable on your contract date anniversary, the GIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.


WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE GIB IF THE GIB BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your GIB benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase has been declared. If you do not want your fee to increase, you must notify us in writing at least one business day prior to the contract date anniversary that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee will apply upon the next reset.


If we do not increase the charge for the GIB when the GIB benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher GIB benefit base. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year beginning with the contract year that follows the contract year in which the Protection with Investment Performance account is funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB benefit base and adversely affecting your Lifetime GIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GIB BENEFIT BASE AND LIFETIME GIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT TO ZERO WILL CAUSE YOUR GIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protection with Investment Performance account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix IV later in this Prospectus.

A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded will reduce your GIB benefit base on a pro rata basis. The portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protection with Investment Performance account in that contract year, will always reduce your GIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GIB benefit base on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current GIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protection with Investment Performance account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GIB benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the

                        CONTRACT FEATURES AND BENEFITS
contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments" later in this section.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protection with Investment Performance variable investment options and $100,000 to your Investment Performance variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protection with Investment Performance variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 4.50% in each contract year. Accordingly, your GIB benefit base on your fifth contract date anniversary is $130,323.

The GIB benefit base of $130,323 is calculated as follows:

You start with $100,000 allocated to the Protection with Investment Performance variable investment options. This amount is your initial GIB benefit base.

   -- The first Deferral bonus Roll-up amount increases your GIB benefit base to $104,500. ($100,000 + $4,500)

      $100,000 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $4,500 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The second Deferral bonus Roll-up amount increases your GIB benefit base to $109,202. ($104,500 + $4,702)

      $104,500 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $4,702 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment Performance account at the beginning of contract year three increases your GIB Benefit base to $114,202. ($109,202 + $5,000)

   -- The third Deferral bonus Roll-up amount increases your GIB benefit base to $119,341. ($114,202 + $5,139)

      $114,202 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,139 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fourth Deferral bonus Roll-up amount increases your GIB benefit base to $124,711. ($119,341 + $5,370)

      $119,341 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,370 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fifth Deferral bonus Roll-up amount increases your GIB benefit base to $130,323. ($124,711 + $ 5,612)

      $124,711 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,612 (DEFERRAL BONUS ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,213, calculated as follows:

..   $130,323 (GIB benefit base as of your most recent contract date anniversary
    MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $5,213

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protection with Investment Performance variable investment options, making your current GIB benefit base after the contribution $140,323. Also assume that you withdraw your full Annual withdrawal amount of $5,213 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $130,323 (YOUR GIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $5,213 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GIB benefit base is $140,563.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,213 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,213 ($8,213 - $5,213 = $3,000). Further, assume that your Protection with Investment Performance account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB benefit base on a pro rata basis. Accordingly, your GIB benefit base is reduced by $4,209 at the time of the withdrawal, calculated as follows:

..   $140,323 (YOUR CURRENT GIB BENEFIT BASE: $130,323 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTION WITH INVESTMENT PERFORMANCE
    ACCOUNT VALUE THAT WAS WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

                        CONTRACT FEATURES AND BENEFITS

..   $4,209.

On your sixth contract date anniversary, your adjusted GIB benefit base is $136,354, calculated as follows:

..   $136,114 (YOUR GIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $140,323 - $4,209 = $136,114) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $136,354.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protection with Investment Performance account value falls to zero (except as the result of an Excess withdrawal);

(ii)the contract date anniversary following your 95th birthday; and

(iii)your contract's maturity date.

Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Protection with Investment Performance account value falling to zero (DUE TO EITHER A WITHDRAWAL OF AN AMOUNT UP TO YOUR ANNUAL WITHDRAWAL AMOUNT OR THE DEDUCTION OF CHARGES) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Poor investment performance of the Protection with Investment Performance variable investment options may contribute to your Protection with Investment Performance account value falling to zero. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) Series contract, the calculation of the payments is not impacted.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.


Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Protection with Investment Performance account value is zero as described above, we will use your GIB benefit base as of the day your Protection with Investment Performance account value was reduced to zero. On the day your Protection with Investment Performance account value is reduced to zero, we calculate your GIB benefit base using the same formula described under "GIB benefit base" earlier in this section. Please note that there is no pro rata Annual Roll-up amount added to your GIB benefit base on the day your Protection with Investment Performance account value is reduced to zero. Annual Roll-up amounts are only added to your GIB benefit base at the end of the contract year.

Example:

   Assume your Protection with Investment Performance account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GIB benefit base is $100,000. If there were no contributions or transfers to the Protection with Investment Performance account or any excess withdrawals during that contract year, the GIB benefit base on the day your Protection with Investment Performance account value was reduced to zero would be $100,000.

If your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add the Annual Roll-up amount to your GIB benefit base.

The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as of the date your Protection with Investment Performance account value goes to zero or at contract maturity, as follows:

--------------------------------------
 AGE          SINGLE LIFE  JOINT LIFE
--------------------------------------
Up to age 85  4%           3.25%
--------------------------------------
Ages 86-94    5%           4%
--------------------------------------
Age 95        6%           4.50%
--------------------------------------

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have no Investment Performance account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will con- tinue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving] your Lifetime GIB payments. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next con- tract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the pay-ment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

                        CONTRACT FEATURES AND BENEFITS

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Protection with Investment Performance account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Protection with Investment Performance account value goes to zero.

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have Investment Performance account value, the following applies:

(i)We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Lifetime GIB payment will not reduce your Investment Performance account value.

(viii)Your Guaranteed minimum death benefit will be terminated once your Protection with Investment Performance account value goes to zero.

(ix)Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) contract until your Investment Performance account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Protection with Investment Performance account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GIB payments will be equal to the greater of:

  . your Protection with Investment Performance account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  . the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Protection with Investment Performance account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protection with Investment Performance account value, which currently equals a monthly payment of $1,065, or

(ii)The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment Performance account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

                        CONTRACT FEATURES AND BENEFITS

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment Performance account value will be terminated.

If you have the GIB and your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Protection with Investment Performance account value falls to zero, and (ii) a contract owner reaches age 95.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment Performance account and any Guaranteed minimum death benefit funded by your Protection with Investment Performance account differently.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protection with Investment Performance account will be based on the greater of (i) your Protection with Investment Performance account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protection with Investment Performance account, your death benefit will be based on your Investment Performance account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protection with Investment Performance account and had no Investment Performance account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment Performance account and a Guaranteed minimum death benefit that has been funded through allocations to the Protection with Investment Performance account. In that case, your beneficiaries would receive the Investment Performance account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, if you are age 0 - 75 (0 - 70 for Series CP(R)) you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protection with Investment Performance account as follows:

..   Return of Principal death benefit; or

..   Highest Anniversary Value death benefit; or

..   The "Greater of" death benefit.

The "Greater of" death benefit can only be elected in combination with the GIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protection with Investment Performance variable investment options

..   Investment Performance variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R),
    C, and ADV contracts only)

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GMDB. These amounts will be included in your respective GMDB benefit base and will become part of your Protection with Investment Performance account value.

For Series CP(R) contracts, any credit amounts attributable to your contributions allocated to the Protection with Investment Performance account are not included in your respective GMDB benefit base. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the amount of the transfer.

Your death benefit in connection with your Protection with Investment Performance account is equal to one of the following -- whichever provides a higher amount:

..   Your Protection with Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

                        CONTRACT FEATURES AND BENEFITS

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options, less

..   A deduction that reflects any withdrawals you make from the Protection with
    Investment Performance variable investment options or from amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protection with Investment Performance account.

If you have not taken a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options.

                                     -OR-

..   Your highest Protection with Investment Performance account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions either directly or through a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protection with Investment Performance account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protection with Investment Performance variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protection with Investment Performance account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions to a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.

Please see Appendix II later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

                        CONTRACT FEATURES AND BENEFITS

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   Any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

In order to select the "Greater of" death benefit, you must also have the GIB. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and until the contract year following age 85, if your Lifetime GIB payments under the GIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

On every contract date anniversary from your contract date up to the contract date anniversary following your 85th birthday or contract maturity, if earlier, your Roll-up to age 85 benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- the "Deferral bonus Roll-up rate," described below.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account.

Beginning in the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GIB. The new business rates are no longer applicable after the second contract year -- even if you fund your Guaranteed benefits after those first two contract years. See "New business rates" under Guaranteed income benefit in "Contract features and benefits" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed income benefit" in "Contract features and benefits."

                        CONTRACT FEATURES AND BENEFITS

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GIB. For more information, see "Renewal rates" under "Guaranteed income benefit" in "Contract features and benefits."

NOTIFICATION OF RENEWAL RATES. If you have the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protection with
    Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment Performance variable investment options and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral bonus Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.

                        CONTRACT FEATURES AND BENEFITS

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Your Roll-up to age 85 benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Roll-up to age 85 benefit base reset.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.


WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT IF THE ROLL-UP TO AGE 85 BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your Roll-up to age 85 benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase for the "Greater of" death benefit has been declared. If you do not want your fee to increase, you must notify us on the specified form that we provide at least one business day prior to the contract date anniversary that you want to opt out of the reset. You can notify us on the specified form that we provide to opt back in to automatic resets at a later date. The then current fee for the "Greater of" death benefit will apply upon the next reset.


If we do not increase the charge for the "Greater of" death benefit when the Roll-up to age 85 benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you have the "Greater of" death benefit and the GIB, both your Roll-up to age 85 benefit base and GIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GIB benefit base are equal until age 85. On the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and
(iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protection with Investment Performance account, if Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded is an Excess withdrawal. A withdrawal that causes your Protection with Investment Performance account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protection with Investment Performance account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

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IF YOU HAVE BOTH THE GIB AND THE "GREATER OF" DEATH BENEFIT, THE GIB BENEFIT BASE AND THE ROLL-UP TO AGE 85 DEATH BENEFIT BASE ARE EQUAL UNTIL AGE 85. BEGINNING ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO
AGE 85 BENEFIT BASE THAT IS PART OF YOUR "GREATER OF" GUARANTEED MINIMUM DEATH BENEFIT, WILL (I) NO LONGER ROLL UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND BE REDUCED DOLLAR-FOR DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.
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For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix II later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled

                        CONTRACT FEATURES AND BENEFITS

"Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.



SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES

Any credit amounts attributable to your contributions are not included in your GIB and GMDB benefit bases. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a Credit will be excluded from your Guaranteed benefit bases. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment Performance variable investment options and $0 to the Protection with Investment Performance variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The Credit applied to your contract is $4,000 ($100,000 x 4%), resulting in an initial Investment Performance account value of $104,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protection with Investment Performance variable investment options. After that transfer, your Protection with Investment Performance account value would be $10,000, but your GIB benefit base and Return of Principal benefit base would both be $6,000. ($10,000 - $4,000). This is because Credits to your Investment Performance account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protection with Investment Performance account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protection with Investment Performance account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protection with Investment Performance account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protection with Investment Performance account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

Withdrawals from your Protection with Investment Performance account always reduce your Highest Anniversary Value benefit base and Return of Principal benefit base on a pro rata basis, as described above.

Withdrawals affect your GIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protection with Investment Performance account in the contract year in which you first fund your Protection with Investment Performance account will reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account and until the contract date anniversary after age 85, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protection with Investment Performance account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protection with Investment Performance account in that contract year will reduce the GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

                        CONTRACT FEATURES AND BENEFITS

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protection with Investment Performance account. If you have not funded your Protection with Investment Performance account, we call this a "pre-funding" drop or change. If you have funded your Protection with Investment Performance account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protection with Investment Performance account, you can drop your GIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GIB, the Guaranteed minimum death benefit cannot be changed without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protection with Investment Performance account.

POST-FUNDING DROP

SERIES B, CP(R) AND L CONTRACTS

If you funded your Protection with Investment Performance account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protection with Investment Performance account was funded, and (ii) the expiration of all withdrawal charges.

SERIES C AND SERIES ADV CONTRACTS

If you funded your Protection with Investment Performance account at issue and your contract has been in force for four contract years, you have the option to drop both your GIB and Guaranteed minimum death benefit or in some cases, drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protection with Investment Performance account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protection with Investment Performance account or make a one-time transfer to the Investment Performance variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protection with Investment Performance account.


GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made an offer to a group of contract owners that provided for an increase in account value in return for terminating their guaranteed death benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts

                        CONTRACT FEATURES AND BENEFITS
issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. For certain Inherited IRAs, if, you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

                        CONTRACT FEATURES AND BENEFITS

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you have the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment Performance account value and the greater of the Protection with Investment Performance account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.


Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protection with Investment Performance account value, and (ii) the Investment Performance account value. Your "Protection with Investment Performance account value" is the total value you have in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options. Your "Investment Performance account value" is the total value you have in: (i) the Investment Performance variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Investment Performance variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protection with Investment Performance variable investment options and Investment Performance variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment Performance account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Protection with Investment Performance account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also have the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

..   If you have the GIB and your Protection with Investment Performance account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

..   If your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

                       DETERMINING YOUR CONTRACT'S VALUE

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment Performance variable investment options or guaranteed interest option can be transferred among the Investment Performance variable investment options. Also, amounts allocated to the Investment Performance variable investment options or the guaranteed interest option can be transferred to the Protection with Investment Performance variable investment options until the contract date anniversary following owner age 75, or if later, the first contract date anniversary. Transfers into your Protection with Investment Performance account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Protection with Investment Performance variable investment options can only be transferred among the Protection with Investment Performance variable investment options. Transfers out of the Protection with Investment Performance variable investment options into the Investment Performance variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protection with Investment Performance account value must be withdrawn from the contract or transferred into the Investment Performance variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. YOU CAN, HOWEVER, CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT PERFORMANCE ACCOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT AT WHICH POINT TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protection with Investment Performance account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   For amounts allocated to the Protection with Investment Performance variable investment options, you may make a transfer from one Protection with Investment Performance variable investment option to another Protection with Investment Performance variable investment option as follows:

   -- You may make a transfer within the same category provided the resulting allocation to the receiving Protection with Investment Performance variable investment option does not exceed the investment option maximum in place at the time of the transfer.

   -- You can make a transfer from a Protection with Investment Performance variable investment option in one category to a Protection with Investment Performance variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Protection with Investment Performance variable investment option are met. For detailed information regarding these rules, see "Category and investment option limits" under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

   -- You may also request a transfer that would reallocate your account value in the Protection with Investment Performance variable investment options based on percentages, provided those percentages are consistent with the category and Protection with Investment Performance variable investment option limits in place at the time of the transfer.

   -- In calculating the limits for any transfers among the Protection with Investment Performance variable investment options, we use the Protection with Investment Performance account value percentages as of the date prior to the transfer.

   -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing (using our specific form), by telephone using TOPS or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment Performance account value among your Investment Performance variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options. Option II allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semian-nually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment Performance account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment Performance variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protection with Investment Performance variable investment options. For information about rebalancing among the Protection with Investment Performance variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits."

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment Performance variable investment options and the guaranteed interest option transferred to the Protection with Investment Performance variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment Performance account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment Performance account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account as of the date of the transfer. If there are no gains in the Investment Performance account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment Performance account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account in excess of a specified percentage. If there are no gains in the Investment Performance account, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment Performance account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protection with Investment Performance account. All subsequent contributions made to the Investment Performance account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment Performance account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment Performance account on the date of the transfer. For this purpose, "gains" is equal to the Investment Performance account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Investment
    Performance account will not be part of the net contribution amount. The total amount of credit applied to the Investment Performance account will be considered transferred to the Protection with Investment Performance account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment Performance account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment Performance account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment Performance account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment Performance variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment Performance vari- able investment options and the guaranteed interest option.

..   All transfers to the Protection with Investment Performance vari- able investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment Performance account to the
    Protection with Investment Performance account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your Retirement Corner- stone(R) contract.

..   You can elect a rebalancing program for your Investment Perfor- mance account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic trans- fer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment Performance account value.

..   If all Guaranteed benefits are dropped post-funding of the Pro- tection with Investment Performance account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or trans- fers to the Protection with Investment Performance variable investment options, or if you are unable to make subsequent

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS contributions and/or transfers to the Protection with Investment Performance variable investment options due to any other contri- bution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment Performance account following your first withdrawal from the Protection with Investment Performance account, your Systematic transfer pro- gram will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protection with Investment Performance variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protection with Investment Performance variable investment options. The first withdrawal from your Protection with Investment Performance account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract", and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus, as well as Appendix IX for more information.




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                             -                                              METHOD OF WITHDRAWAL
                                                             ----------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
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Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
-----------------------------------------------------------------------------------------------------------------
QP/(5)/                                                         Yes       Yes      No         No         No
-----------------------------------------------------------------------------------------------------------------

(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GIB only.
(3)Available for withdrawals from your Investment Performance variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GIB)

You may take automatic withdrawals from your Protection with Investment Performance account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.


You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.


If you take a partial withdrawal from your Protection with Investment Performance account while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

MAXIMUM PAYMENT PLAN

If you have funded the GIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Protection with Investment Performance account in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.

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CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protection with Investment Performance account and your Investment Performance account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protection with Investment Performance account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment Performance account. If in any contract year there is insufficient value in the Investment Performance account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment Performance account as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS

(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS

(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment Performance variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment Performance account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C and Series ADV which have no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment Performance account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT,

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THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.


You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS

(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protection with Investment Performance account or the Investment Performance account. This option is not available if your Total account value is split between the Protection with Investment Performance account and the Investment Performance account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protection with Investment Performance account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.


If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.


BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND

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YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS

(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


This service is not available under QP contracts.


You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Protection with Investment Performance account and Investment Performance account values are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" death benefit) on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Protection with Investment Performance account may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protection with Investment Performance account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protection with Investment Performance account made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protection with Investment Performance variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protection with Investment Performance account will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional

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amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protection with Investment Performance variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protection with Investment Performance variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protection with Investment Performance account value and the Investment Performance account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protection with Investment Performance variable investment options; or

(2)Take the entire withdrawal from the Investment Performance account value, specifying which Investment Performance variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3)Request a certain portion of the withdrawal to be taken from the Protection with Investment Performance variable investment options and take the remaining part of the withdrawal from the Investment Performance variable investment options. You must specify the investment options for the Investment Performance account value. The withdrawal from the Protection with Investment Performance variable investment options will be taken on a pro rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protection with Investment Performance account value falls to zero.

..   If you do not have the GIB or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Protection with Investment Performance account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

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WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have the GIB or a Guaranteed minimum death benefit, your contract may have both a Protection with Investment Performance account value and an Investment Performance account value. If there is a Protection with Investment Performance account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protection with Investment Performance account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment Performance account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).


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Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.



The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

(FOR THE PURPOSES OF THIS SECTION, PLEASE NOTE THAT WITHDRAWAL CHARGES DO NOT APPLY TO SERIES C AND SERIES ADV CONTRACTS.)

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone
(R) Series contract.


There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protection with Investment Performance account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Investment Performance account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

                             ACCESSING YOUR MONEY

If you have funded the GIB, the following applies on the maturity date:

..   For amounts allocated to your Investment Performance account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protection with Investment
    Performance account value on your maturity date, we will apply the Protection with Investment Performance account value to either (a) or
    (b) below, whichever provides a greater payment:

   (a)a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Protection with Investment Performance account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Investment Performance account, you must select an annuity payout option or take a lump sum payment.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protection with Investment Performance variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.80%
   Series CP(R):                         0.95%
   Series L:                             1.10%
   Series C:                             1.10%
   Series ADV                            0.35%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.30%
   Series CP(R):                         0.35%
   Series L:                             0.30%
   Series C:                             0.25%
   Series ADV                            0.20%

                             CHARGES AND EXPENSES

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.20%
   Series CP(R):                         0.25%
   Series L:                             0.25%
   Series C:                             0.35%
   Series ADV                            0.10%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment Performance variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protection with Investment Performance variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions.

Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                           WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                1    2   3   4      5    6   7      8    9     10
--------------------------------------------------------------------------------------------------------------------
Series B                                                     7%      7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
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Series L                                                     8%      7%  6%  5%  0%/(2)/ --  --  --      --  --
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Series CP(R)                                                 8%      8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
--------------------------------------------------------------------------------------------------------------------
Series C                                                     --/(4)/ --  --  --  --      --  --  --      --  --
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Series ADV                                                   --/(4)/ --  --  --  --      --  --  --      --  --
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(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.
(4)Charge does not apply to Series C and Series ADV contracts.


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal

                             CHARGES AND EXPENSES
charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protection with Investment Performance and Investment Performance account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment Performance account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you have Guaranteed minimum death benefit with your contract, but do not have the GIB, your free withdrawal amount is equal to 10% of your Investment Performance account value and 10% of your Protection with Investment Performance account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment Performance account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GIB. With respect to the Investment Performance account, your free withdrawal amount is 10% of the Investment Performance account value at the beginning of the contract year.

With respect to the Protection with Investment Performance account, the free withdrawal amount is the GIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral bonus Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GIB until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Investment Performance account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protection with Investment Performance account and a contribution into the Investment Performance account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment Performance account and the Protection with Investment Performance account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

                             CHARGES AND EXPENSES

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.95% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up to age 85 benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.10%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED INCOME BENEFIT CHARGE. If you have the GIB, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.95% of the GIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your GIB benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.25%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit and GIB, we will deduct each charge from your Protection with Investment Performance variable investment options on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protection with Investment Performance variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment Performance account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protection with Investment Performance account value;

..   you transfer 100% of your Protection with Investment Performance account value to the Investment Performance account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protection with Investment Performance account value (following the dropping of your Guaranteed benefits).

                             CHARGES AND EXPENSES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

FEE-BASED EXPENSES (SERIES ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of this contract in order to pay advisory or custodial account expenses. Withdrawals from your Retirement Cornerstone(R) -- Series ADV contract to pay those expenses will be treated like any other withdrawal. Withdrawals from amounts in your Protection with investment performance account may impact your Guaranteed benefits.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (for certain variable investment options).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.


The death benefit in connection with any amount in your Protection with Investment Performance account is equal to your Protection with Investment Performance account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protection with Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.


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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.


There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

                           PAYMENT OF DEATH BENEFIT

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.


If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

The GIB may continue, as follows:

..   If the surviving spouse is the older spouse, the GIB (with its charge)
    continues with no change;

..   If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, the GIB (with its charge) continue, as follows:

   (i)The surviving spouse may contribute and/or transfer amounts to the Protection with Investment Performance variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).

  (ii)The GIB benefit base will continue to roll up until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

                           PAYMENT OF DEATH BENEFIT

..   If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 701/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment Performance variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required

                           PAYMENT OF DEATH BENEFIT
   minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment Performance variable investment options but no subsequent contributions will be permitted.

..   The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such Protection with Investment Performance account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

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A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES



CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life

                                TAX INFORMATION
or over a period certain generally limited by the period of your life expectancy. We do not currently offer a period certain option without life contingencies. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments" or the beginning of Lifetime GIB payments.)

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the

                                TAX INFORMATION
carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.


ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income may have to pay an additional surtax of 3.8% for taxable years beginning after December 31, 2012. (This tax has been informally referred to as the "Medicare Tax.") For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or
b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.


INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

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AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L, Series C or Series ADV contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2013, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS
(IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible

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contributions to your traditional IRA (or the non-working spouse's traditional
IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2013 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50 - 70 1/2"catch-up" contributions ($6,500 for 2013). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

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SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older if made by December 31, 2013.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year

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you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age
70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the

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estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If

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you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L, Series C or Series ADV Roth IRA contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2013, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

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You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If

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you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic

                                TAX INFORMATION
annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE


The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.


We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.


We reserve the right subject to compliance with laws that apply:


(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;


(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;


(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;


(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plans and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the

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performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.


The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protection with Investment Performance variable investment options will be allocated to corresponding Investment Performance variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protection with Investment Performance account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

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..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 70 VOTING RIGHTS


If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment Performance account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue

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Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS


The financial statements of Separate Account Nos. 49 and 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary and any payment of the Lifetime GIB amount will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce,

                               MORE INFORMATION
we may be required to withdraw amounts from the Protection with Investment Performance account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49 and Separate Account 70, respectively. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold (except for Series ADV contracts sold through AXA Distributors.) AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.
FOR SERIES B, SERIES L, SERIES CP(R) AND SERIES C CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


For Series B, Series L, Series CP(R) and Series C contracts, when a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. For Series ADV contracts, AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.


For all contract Series, AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

                               MORE INFORMATION

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.
FOR ALL CONTRACT SERIES EXCEPT SERIES ADV:

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

FOR SERIES ADV CONTRACTS:

For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. (THE FOLLOWING SECTION APPLIES TO ALL CONTRACT SERIES EXCEPT SERIES ADV)

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.

                               MORE INFORMATION

Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 0.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.



--------------------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDING DECEMBER 31,
                                                            --------------------------------
                                                             2012             2011
--------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------
   Unit value                                               $10.86           $ 9.76
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          --               --
--------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                                               $10.83           $ 9.61
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          --               --
--------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                                               $ 9.34           $ 8.16
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          --               --
--------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                                               $12.00           $10.38
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          --               --
--------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                                               $12.07           $10.45
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1                1
--------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------
   Unit value                                               $10.69           $ 9.42
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          --               --
--------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $10.49           $ 9.73
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          --               --
--------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $10.41           $ 9.77
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           5               --
--------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $10.24           $ 9.87
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           3               --
--------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $10.64           $ 9.63
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           5               --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2012             2011
----------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $10.52           $ 9.73
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                --               --
----------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------
   Unit value                                     $10.57           $ 9.69
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                10               16
----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $10.62           $ 9.58
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                --               --
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
----------------------------------------------------------------------------------
   Unit value                                     $11.19           $ 9.67
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2                2
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
----------------------------------------------------------------------------------
   Unit value                                     $11.25           $ 9.86
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 7                6
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
----------------------------------------------------------------------------------
   Unit value                                     $10.89           $ 9.49
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2                2
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------------------------------------------------------
   Unit value                                     $ 9.47           $ 8.18
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2                2
----------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $10.51           $ 9.62
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                --               --
----------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $12.04           $10.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                --               --
----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
----------------------------------------------------------------------------------
   Unit value                                     $10.24           $ 9.57
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                --               --
----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $12.24           $10.66
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                --                1
----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------
   Unit value                                     $11.21           $ 9.65
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                --               --
----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $11.40           $10.10
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2                6
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2012             2011
-------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------
   Unit value                            $12.00           $10.26
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------
   Unit value                            $12.55           $10.76
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------
   Unit value                            $11.92           $10.38
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------
   Unit value                            $10.41           $10.16
-------------------------------------------------------------------------
   Number of units outstanding (000's)       18                7
-------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------
   Unit value                            $10.95           $ 9.85
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------
   Unit value                            $11.94           $10.43
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------
   Unit value                            $11.12           $10.07
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $10.98           $ 9.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------
   Unit value                            $10.65           $10.19
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $11.98           $10.23
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --                1
-------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $10.37           $10.06
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------
   Unit value                            $10.16           $ 8.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-------------------------------------------------------------------------
   Unit value                            $10.22           $10.19
-------------------------------------------------------------------------
   Number of units outstanding (000's)        3               --
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2012             2011
-------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------
   Unit value                            $ 9.57           $ 8.29
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------
   Unit value                            $ 9.90           $ 8.57
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/INTERNATIONAL ETF
-------------------------------------------------------------------------
   Unit value                            $ 9.99           $ 8.53
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
-------------------------------------------------------------------------
   Unit value                            $ 9.48           $ 8.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $11.35           $ 9.85
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
   Unit value                            $11.98           $10.51
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------
   Unit value                            $11.17           $ 9.88
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
   Unit value                            $11.95           $10.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------
   Unit value                            $11.27           $ 9.79
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $10.65           $ 8.96
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                            $11.99           $10.31
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------
   Unit value                            $11.14           $ 9.46
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.86           $ 9.93
-------------------------------------------------------------------------
   Number of units outstanding (000's)       40               24
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDING DECEMBER 31,
                                                   --------------------------------
                                                    2012             2011
-----------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $11.81           $10.56
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $10.38           $ 9.61
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1                1
-----------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------
   Unit value                                      $11.08           $ 9.76
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------
   Unit value                                      $10.98           $ 9.19
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------
   Unit value                                      $10.00           $ 9.92
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------
   Unit value                                      $11.71           $10.20
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------
   Unit value                                      $11.77           $ 9.96
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --                2
-----------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------
   Unit value                                      $10.84           $ 9.14
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------
   Unit value                                      $11.86           $10.08
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $11.87           $ 9.92
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $10.76           $ 9.41
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1               --
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $11.60           $10.06
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  2                5
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $11.07           $ 9.96
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------------
                                                         FOR THE YEAR ENDING DECEMBER 31,
                                                         --------------------------------
                                                          2012             2011
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $11.16           $ 9.93
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $11.24           $ 9.85
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $11.25           $ 9.83
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $10.24           $ 9.00
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --                2
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $11.12           $10.16
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.52           $10.29
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.33           $10.12
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        1               --
-----------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.30           $ 9.86
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.49           $ 9.79
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $ 8.11           $ 9.19
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $ 9.63               --
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.97           $10.18
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.42           $ 8.99
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --                2
-----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDING DECEMBER 31,
                                                   --------------------------------
                                                    2012             2011
-----------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------
   Unit value                                      $11.60           $ 9.99
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------
   Unit value                                      $10.52           $ 9.19
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --                1
-----------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------
   Unit value                                      $10.63           $ 9.67
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------
   Unit value                                      $11.98           $10.61
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
-----------------------------------------------------------------------------------
   Unit value                                      $11.74               --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
-----------------------------------------------------------------------------------
   Unit value                                      $10.94           $ 9.24
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
-----------------------------------------------------------------------------------
   Unit value                                      $11.19           $ 9.96
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
-----------------------------------------------------------------------------------
   Unit value                                      $10.11           $10.04
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
-----------------------------------------------------------------------------------
   Unit value                                      $ 8.80           $ 8.69
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  3                2
-----------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
-----------------------------------------------------------------------------------
   Unit value                                      $12.43           $10.55
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  3                7
-----------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $12.00           $10.64
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE & TECHNOLOGY
-----------------------------------------------------------------------------------
   Unit value                                      $12.25           $ 9.65
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $10.36           $ 9.92
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31,
                                                       --------------------------------
                                                        2012             2011
---------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $ 9.81           $ 8.09
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1                2
---------------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
---------------------------------------------------------------------------------------
   Unit value                                          $11.58           $10.36
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
---------------------------------------------------------------------------------------
   Unit value                                          $10.91           $ 9.54
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
---------------------------------------------------------------------------------------
   Unit value                                          $10.82           $ 9.54
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.21           $ 9.74
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $11.82           $10.20
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $11.75           $ 9.95
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.58           $10.20
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $12.05           $10.72
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      2                2
---------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
---------------------------------------------------------------------------------------
   Unit value                                          $11.35           $10.00
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $ 9.95           $ 9.53
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     --               --
---------------------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.79           $10.07
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1                1
---------------------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.44           $10.60
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1                1
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                                --------------------------------
                                                 2012             2011
--------------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------
   Unit value                                   $10.88           $10.01
--------------------------------------------------------------------------------
   Number of units outstanding (000's)               9                8
--------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------
   Unit value                                   $14.71           $10.53
--------------------------------------------------------------------------------
   Number of units outstanding (000's)              --               --
--------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
--------------------------------------------------------------------------------
   Unit value                                   $15.01           $11.53
--------------------------------------------------------------------------------
   Number of units outstanding (000's)              --               --
--------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $ 9.32           $ 8.29
--------------------------------------------------------------------------------
   Number of units outstanding (000's)              --               --
--------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $10.31           $ 8.78
--------------------------------------------------------------------------------
   Number of units outstanding (000's)              --                1
--------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $11.16           $ 9.76
--------------------------------------------------------------------------------
   Number of units outstanding (000's)               3                4
--------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $11.09           $ 9.22
--------------------------------------------------------------------------------
   Number of units outstanding (000's)              --               --
--------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------
   Unit value                                   $ 9.39           $ 9.16
--------------------------------------------------------------------------------
   Number of units outstanding (000's)               8               --
--------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.



--------------------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDING DECEMBER 31,
                                                            --------------------------------
                                                             2012             2011
--------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------
   Unit value                                               $12.07           $10.96
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          12                9
--------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                                               $11.63           $10.44
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          13                3
--------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                                               $10.47           $ 9.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           2                5
--------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                                               $12.48           $10.91
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1                1
--------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                                               $13.68           $11.97
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          20               24
--------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------
   Unit value                                               $11.66           $10.39
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          13               10
--------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $11.17           $10.47
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         780              784
--------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $11.02           $10.45
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         546              480
--------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $10.70           $10.42
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         516              592
--------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                                               $11.45           $10.48
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          59               53
--------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------
   Unit value                                               $11.24           $10.51
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          62               66
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2012             2011
----------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------
   Unit value                                     $11.32           $10.48
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,252            1,311
----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $11.47           $10.46
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                72               82
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
----------------------------------------------------------------------------------
   Unit value                                     $13.04           $11.39
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                54               42
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
----------------------------------------------------------------------------------
   Unit value                                     $12.05           $10.68
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               196              173
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
----------------------------------------------------------------------------------
   Unit value                                     $13.00           $11.46
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                65               56
----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------------------------------------------------------
   Unit value                                     $ 9.73           $ 8.49
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               160              134
----------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $11.19           $10.35
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               172              181
----------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $13.18           $11.68
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 5               11
----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
----------------------------------------------------------------------------------
   Unit value                                     $10.04           $ 9.48
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               167               13
----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $15.66           $13.78
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 6                7
----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------
   Unit value                                     $13.24           $11.53
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2                5
----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $12.22           $10.94
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                30               43
----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $13.14           $11.35
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 4                3
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2012             2011
-------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------
   Unit value                            $14.05           $12.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)        2                1
-------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------
   Unit value                            $13.26           $11.67
-------------------------------------------------------------------------
   Number of units outstanding (000's)        3                3
-------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------
   Unit value                            $10.77           $10.62
-------------------------------------------------------------------------
   Number of units outstanding (000's)      408              299
-------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------
   Unit value                            $11.69           $10.63
-------------------------------------------------------------------------
   Number of units outstanding (000's)       10               14
-------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------
   Unit value                            $13.10           $11.57
-------------------------------------------------------------------------
   Number of units outstanding (000's)      138              144
-------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------
   Unit value                            $12.16           $11.13
-------------------------------------------------------------------------
   Number of units outstanding (000's)        2                2
-------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------
   Unit value                            $11.81           $10.47
-------------------------------------------------------------------------
   Number of units outstanding (000's)        2                1
-------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------
   Unit value                            $11.36           $10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)       36               37
-------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------
   Unit value                            $15.24           $13.15
-------------------------------------------------------------------------
   Number of units outstanding (000's)       70               79
-------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------
   Unit value                            $10.82           $10.61
-------------------------------------------------------------------------
   Number of units outstanding (000's)       17               14
-------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------
   Unit value                            $11.09           $ 9.64
-------------------------------------------------------------------------
   Number of units outstanding (000's)        1                1
-------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
-------------------------------------------------------------------------
   Unit value                            $10.41           $10.48
-------------------------------------------------------------------------
   Number of units outstanding (000's)      131              106
-------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------
   Unit value                            $10.14           $ 8.87
-------------------------------------------------------------------------
   Number of units outstanding (000's)        1                1
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2012             2011
-------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------
   Unit value                            $10.25           $ 8.97
-------------------------------------------------------------------------
   Number of units outstanding (000's)       11                6
-------------------------------------------------------------------------
 EQ/INTERNATIONAL ETF
-------------------------------------------------------------------------
   Unit value                            $10.50           $ 9.06
-------------------------------------------------------------------------
   Number of units outstanding (000's)        7               12
-------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
-------------------------------------------------------------------------
   Unit value                            $ 9.89           $ 8.57
-------------------------------------------------------------------------
   Number of units outstanding (000's)        5               15
-------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $12.10           $10.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)       12               15
-------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
   Unit value                            $13.50           $11.97
-------------------------------------------------------------------------
   Number of units outstanding (000's)       15               12
-------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------
   Unit value                            $12.27           $10.98
-------------------------------------------------------------------------
   Number of units outstanding (000's)        7               22
-------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
   Unit value                            $13.02           $11.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)        7                9
-------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------
   Unit value                            $12.10           $10.63
-------------------------------------------------------------------------
   Number of units outstanding (000's)        3                1
-------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                            $11.93           $10.14
-------------------------------------------------------------------------
   Number of units outstanding (000's)        7                8
-------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                            $14.40           $12.52
-------------------------------------------------------------------------
   Number of units outstanding (000's)       11               15
-------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------
   Unit value                            $13.18           $11.30
-------------------------------------------------------------------------
   Number of units outstanding (000's)       --               --
-------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                            $ 9.49           $ 9.65
-------------------------------------------------------------------------
   Number of units outstanding (000's)      132              430
-------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------
   Unit value                            $12.29           $11.10
-------------------------------------------------------------------------
   Number of units outstanding (000's)       14               14
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDING DECEMBER 31,
                                                   --------------------------------
                                                    2012             2011
-----------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $12.94           $12.10
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 16               26
-----------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------
   Unit value                                      $11.93           $10.63
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  2                2
-----------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------
   Unit value                                      $12.31           $10.40
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 16               14
-----------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------
   Unit value                                      $ 9.73           $ 9.76
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                146              547
-----------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------
   Unit value                                      $14.33           $12.62
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 15               17
-----------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------
   Unit value                                      $13.40           $11.46
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 10                7
-----------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------
   Unit value                                      $11.47           $ 9.78
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1                8
-----------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------
   Unit value                                      $13.03           $11.19
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  8               10
-----------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
-----------------------------------------------------------------------------------
   Unit value                                      $10.23           $ 8.64
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 21               15
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $12.17           $10.76
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  4                3
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $13.00           $11.39
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 39               43
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $10.54           $ 9.58
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1                1
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                      $10.52           $ 9.47
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --               --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------------
                                                         FOR THE YEAR ENDING DECEMBER 31,
                                                         --------------------------------
                                                          2012             2011
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $10.51           $ 9.31
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $10.47           $ 9.24
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --               --
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $12.68           $11.26
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       30               35
-----------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------
   Unit value                                            $12.07           $11.14
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       99              103
-----------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $12.07           $10.90
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      115              107
-----------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $12.36           $11.15
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      117              104
-----------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.61           $10.24
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        6               13
-----------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $13.69           $11.79
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        6                8
-----------------------------------------------------------------------------------------
 GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $ 7.81           $ 8.95
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        1                1
-----------------------------------------------------------------------------------------
 GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $ 9.34               --
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        1               --
-----------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $12.11           $10.41
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        2                7
-----------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $13.57           $10.80
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       57               68
-----------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------
   Unit value                                            $11.10           $ 9.66
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        8               10
-----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31,
                                                       --------------------------------
                                                        2012             2011
---------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------
   Unit value                                          $11.75           $10.37
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     14               18
---------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------
   Unit value                                          $11.61           $10.67
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      3                5
---------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------
   Unit value                                          $14.61           $13.08
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      8                7
---------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
---------------------------------------------------------------------------------------
   Unit value                                          $13.57               --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1               --
---------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
---------------------------------------------------------------------------------------
   Unit value                                          $10.52           $ 8.98
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     23               28
---------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
---------------------------------------------------------------------------------------
   Unit value                                          $12.10           $10.88
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     25               30
---------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
---------------------------------------------------------------------------------------
   Unit value                                          $11.02           $11.06
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     15               21
---------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
---------------------------------------------------------------------------------------
   Unit value                                          $ 9.21           $ 9.19
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     26               32
---------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
---------------------------------------------------------------------------------------
   Unit value                                          $14.02           $12.02
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    159              162
---------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                          $14.71           $13.17
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     24               28
---------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE & TECHNOLOGY
---------------------------------------------------------------------------------------
   Unit value                                          $13.69           $10.90
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     17               17
---------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                          $12.15           $11.76
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      3                6
---------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.90           $ 9.92
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     59               70
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31,
                                                       --------------------------------
                                                        2012             2011
---------------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO (VC)
---------------------------------------------------------------------------------------
   Unit value                                          $11.08           $10.02
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     16                3
---------------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO (VC)
---------------------------------------------------------------------------------------
   Unit value                                          $ 9.81           $ 8.67
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1               --
---------------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO (VC)
---------------------------------------------------------------------------------------
   Unit value                                          $ 9.29           $ 8.28
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      3                2
---------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.86           $10.41
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     28               34
---------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $13.02           $11.35
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      5                3
---------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $12.59           $10.78
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      4                5
---------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $13.52           $12.04
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      4                3
---------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------
   Unit value                                          $13.68           $12.30
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     27               28
---------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
---------------------------------------------------------------------------------------
   Unit value                                          $11.68           $10.40
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     18               24
---------------------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $12.12           $11.73
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     63               63
---------------------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $13.37           $11.55
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     65               61
---------------------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $12.40           $11.61
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    276              265
---------------------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $11.60           $10.78
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    499              477
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                                --------------------------------
                                                 2012             2011
--------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------
   Unit value                                   $15.09           $10.91
--------------------------------------------------------------------------------
   Number of units outstanding (000's)               2                3
--------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
--------------------------------------------------------------------------------
   Unit value                                   $16.67           $12.95
--------------------------------------------------------------------------------
   Number of units outstanding (000's)               5                6
--------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $10.95           $ 9.84
--------------------------------------------------------------------------------
   Number of units outstanding (000's)               3                5
--------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $10.96           $ 9.43
--------------------------------------------------------------------------------
   Number of units outstanding (000's)              52               64
--------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $12.46           $11.01
--------------------------------------------------------------------------------
   Number of units outstanding (000's)             215              221
--------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
--------------------------------------------------------------------------------
   Unit value                                   $11.16           $ 9.38
--------------------------------------------------------------------------------
   Number of units outstanding (000's)               2                2
--------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------
   Unit value                                   $10.81           $10.66
--------------------------------------------------------------------------------
   Number of units outstanding (000's)              65               72
--------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protection with Investment Performance account. In general, you can drop your GIB and change your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                 PRE-FUNDING DROP OF:            YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP OR CHANGE
-------------------------------------------------------------------------------------------------------------------------------
GIB                          GIB                        .   You can change your death       .   You can drop the Highest
Return of Principal death                                   benefit to the Highest              Anniversary Value death
   benefit                                                  Anniversary Value death             benefit, either pre-funding or
                                                            benefit. If you do not make         post-funding.
                                                            this change, the Return of      .   You can drop the Return of
                                                            Principal death benefit will        Prin- cipal death benefit
                                                            remain.                             post-funding only.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          GIB                        .   You can keep your Highest       .   You can drop the Highest
Highest Anniversary Value                                   Anniversary Value death             Anniversary Value death
   death benefit                                            benefit.                            benefit, either pre-funding or
                                                                       -or-                     post-funding.
                                                        .   You can change your death       .   You can drop the Return of
                                                            benefit to the Return of            Prin- cipal death benefit
                                                            Principal death benefit.            post-funding only.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          Both benefits              .   The Return of Principal death   .   You can drop the Return of
Highest Anniversary Value                                   benefit will automatically          Prin- cipal death benefit
   death benefit                                            become your new guaranteed          post- funding only.
                                                            minimum death benefit.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          GIB                        .   By dropping your GIB, you are   .   You can drop the Highest
"Greater of" death benefit                                  no longer eligible to have the      Anniversary Value death
                                                            "Greater of" death benefit.         benefit, either pre-funding or
                                                        .   You can change your death           post-funding.
                                                            benefit to the Highest          .   You can drop the Return of
                                                            Anniversary Value death             Prin- cipal death benefit
                                                            benefit. If you do not make         post-funding only.
                                                            this change, the Return of
                                                            Principal death benefit will
                                                            automatically become your new
                                                            guaranteed minimum death
                                                            benefit.
-------------------------------------------------------------------------------------------------------------------------------

GIB                                                     .   You can change your death       .   You can drop the Highest
"Greater of" death benefit                                  benefit to the Highest              Anniversary Value death
                                                            Anniversary Value death             benefit, either pre-funding or
                             Both benefits                  benefit. If you do not make         post-funding.
                                                            this change, the Return of      .   You can drop the Return of
                                                            Principal death benefit will        Prin- cipal death
                                                            automatically become your new       benefit post-funding only.
                                                            guaranteed minimum death
                                                            benefit.
-------------------------------------------------------------------------------------------------------------------------------

Highest Anniversary Value    Highest Anniversary Value  .   The Return of Principal death   .   You can drop the Return of
   death benefit             death benefit                  benefit will automatically          Prin- cipal death
                                                            become your new guaranteed          benefit post-funding only.
                                                            minimum death benefit.
-------------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

--------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT  FOLLOWING THE DROP OR CHANGE
--------------------------------------------------------------------------------------------------------------------
Return of Principal death   Not Applicable: The Return of
   benefit                  Principal death benefit cannot
                            be dropped prior to funding the
                            Protection with Investment
                            Performance account
--------------------------------------------------------------------------------------------------------------------

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protection with Investment Performance account. In general, you can drop both your GIB and Guaranteed minimum death benefit or, in some cases, drop your GIB and retain your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped without first dropping your GIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contracts features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protection with Investment Performance account.


----------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
----------------------------------------------------------------------------------------------------------------------
GIB                              GIB                    .   The Return of Principal    .   You can drop the Return
Return of Principal death                                   death benefit will remain      of Principal death
   benefit                                                  in effect.                     benefit by notifying us
                                                                                           and taking a full
                                                                                           withdrawal of your
                                                                                           Protection with
                                                                                           Investment Performance
                                                                                           account value or making a
                                                                                           one-time transfer to the
                                                                                           Investment Performance
                                                                                           variable investment
                                                                                           options and the
                                                                                           guaranteed interest
                                                                                           option.
----------------------------------------------------------------------------------------------------------------------
GIB                                                     .   Your Guaranteed benefits     Not Applicable.
Return of Principal death                                   will terminate by
   benefit                                                  notifying us and taking a
                                 Both benefits              full withdrawal of your
                                                            Protection with
                                                            Investment Performance
                                                            account value or making a
                                                            one-time transfer to the
                                                            Investment Performance
                                                            variable investment
                                                            options and the
                                                            guaranteed interest
                                                            option.
----------------------------------------------------------------------------------------------------------------------
GIB                              GIB                    .   Your Highest Anniversary   .   You can drop the Highest
Highest Anniversary Value                                   Value death benefit            Anniversary Value death
   death benefit                                            remains in effect.             benefit by notifying us
                                                                                           and taking a full
                                                                                           withdrawal of your
                                                                                           Protection with
                                                                                           Investment Performance
                                                                                           account value or making a
                                                                                           one-time transfer to the
                                                                                           Investment Performance
                                                                                           variable investment
                                                                                           options and the
                                                                                           guaranteed interest
                                                                                           option.
----------------------------------------------------------------------------------------------------------------------
GIB                                                     .   Your Guaranteed benefits     Not Applicable.
Highest Anniversary Value                                   will terminate by
   death benefit                                            notifying us and taking a
                                 Both benefits              full withdrawal of your
                                                            Protection with
                                                            Investment Performance
                                                            account value or making a
                                                            one-time transfer to the
                                                            Investment Performance
                                                            variable investment
                                                            options and the
                                                            guaranteed interest
                                                            option.
----------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                 POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
-----------------------------------------------------------------------------------------------------------------------
GIB                          GIB                         .   By dropping your GIB, you    You can drop the Return of
"Greater of" death benefit                                   are no longer eligible to    Principal death benefit at
                                                             have the "Greater of"        a later date.
                                                             death benefit.
                                                         .   The Return of Principal
                                                             death benefit will become
                                                             your new Guaranteed
                                                             minimum death benefit.
                                                             The Return of Principal
                                                             benefit base will equal
                                                             all contributions and
                                                             transfers to your
                                                             Protection with
                                                             Investment Performance
                                                             account, adjusted for
                                                             withdrawals on a pro rata
                                                             basis.
-----------------------------------------------------------------------------------------------------------------------
GIB                                                      .   Your Guaranteed benefits     Not Applicable.
"Greater of" death benefit   Both benefits                   will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------
Highest Anniversary Value    Highest Anniversary Value   .   Your Guaranteed benefit      Not Applicable.
   death benefit             death benefit                   will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------
Return of Principal death    Return of Principal death   .   Your Guaranteed benefit      Not Applicable.
   benefit                   benefit                         will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix III: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit prior to the contract conversion.


AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and


..   that if the Protection with Investment Performance account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                                     III-1

            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit bases and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

---------------------------------------------------------------------------------------------------------

                                                                                        GUARANTEED INCOME
                                        GUARANTEED MINIMUM DEATH BENEFIT                     BENEFIT
                                        --------------------------------                     -------

          PROTECTION WITH
            INVESTMENT                       HIGHEST       ROLL-UP TO
END OF      PERFORMANCE    RETURN OF       ANNIVERSARY       AGE 85        "GREATER
CONTRACT      ACCOUNT      PRINCIPAL      VALUE BENEFIT     BENEFIT       OF" BENEFIT      GIB BENEFIT
 YEAR          VALUE      BENEFIT BASE        BASE            BASE           BASE             BASE
---------------------------------------------------------------------------------------------------------
   1         $103,000       $100,000/(1)/   $103,000/(2)/  $104,000       $104,000/(5)/     $104,000
---------------------------------------------------------------------------------------------------------
   2         $107,120       $100,000/(1)/   $107,120/(2)/  $108,160       $108,160/(5)/     $108,160
---------------------------------------------------------------------------------------------------------
   3         $113,547       $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(5)/     $113,547
---------------------------------------------------------------------------------------------------------
   4         $120,360       $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(5)/     $120,360
---------------------------------------------------------------------------------------------------------
   5         $128,785       $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(5)/     $128,785
---------------------------------------------------------------------------------------------------------
   6         $126,210       $100,000/(1)/   $128,785/(3)/  $133,937       $133,937/(5)/     $133,937
---------------------------------------------------------------------------------------------------------
   7         $128,734       $100,000/(1)/   $128,785/(3)/  $139,294       $139,294/(5)/     $139,294
---------------------------------------------------------------------------------------------------------

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE

The Protection with Investment Performance account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protection with Investment Performance account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protection with Investment Performance variable investment options is equal to the Protection with Investment Performance account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED INCOME BENEFIT

GIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GIB benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GIB benefit base is equal to the previous year's GIB benefit base multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GIB benefit base is reset to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, the GIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GIB benefit base equals $120,360
   The GIB benefit base is being 'reset' to equal the Protection with Investment Performance account value of $120,360

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protection with Investment Performance account variable investment options.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protection with Investment Performance account value of $107,120.

(3)At the end of contract year 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 6, the Highest Anniversary Value benefit base equals $128,785, or the Highest Anniversary Value benefit base at the end of contract year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, Roll-up to age 85 benefit base equals
    $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

(4)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

..   At the end of contract year 4, Roll-up to age 85 benefit base equals
    $120,360
   The GIB benefit base is being 'reset' to equal the Protection with Investment Performance account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5)At the end of contract years 1 through 7, the "Greater of" death benefit base is based on the Roll-up to age 85 benefit base.

For example:

..   At the end of contract year 6, the "Greater of" death benefit base equals the Roll-up to age 85 benefit base of $133,937.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R), Series C, and Series ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.29)%, 3.71% for the Series B Protection with Investment Performance variable investment options and (2.92)%, 3.08% for the Series B Investment Performance variable investment options; (2.64)%, 3.36% for the Series L Protection with Investment Performance variable investment options and (3.27)%, 2.73% for the Series L Investment Performance variable investment options; (2.54)%, 3.46% for the Series CP(R) Protection with Investment Performance variable investment options and (3.17)%, 2.83% for the Series CP(R) Investment Performance variable investment options; (2.69)%, 3.31% for the Series C Protection with Investment Performance variable investment options and (3.32)%, 2.68% for the Series C Investment Performance variable investment options ; (1.64)%, 4.36% for the Series ADV Protection with Investment Performance variable investment options and (2.27)%, 3.73% for the Series ADV Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GIB are always deducted from the Protection with Investment Performance account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Protection with Investment Performance account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.31% for the Protection with Investment Performance variable investment options (for each Series) and of 0.56% for the Investment Performance variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.43% for the Protection with Investment Performance variable investment options (for each Series) and 0.81% for the Investment Performance variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options (for each Series) and 0.24% for the Investment Performance variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                           PROTECTION WITH
              INVESTMENT    INVESTMENT                                                        NEXT YEAR'S
    CONTRACT  PERFORMANCE   PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%     0%      6%      0%      6%       0%      6%      0%      6%      0%        6%
-------------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000  60,000  93,000   93,000   60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    38,832 41,232 57,440  61,040  89,272   95,272   62,400  62,400  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    37,698 42,502 54,892  62,072  85,590   97,574   64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    36,597 43,811 52,353  63,093  82,950  100,904   67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    35,529 45,160 49,820  64,100  79,349  103,260   70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    34,491 46,551 47,292  65,091  76,783  106,642   72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    33,484 47,985 44,767  66,063  75,251  111,048   75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    32,506 49,463 42,241  67,014  73,748  115,477   78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    31,557 50,987 39,714  67,940  71,271  118,926   82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    30,636 52,557 37,182  68,838  67,818  121,395   85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    29,741 54,176 34,643  69,704  64,384  123,880   88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    25,615 63,049 21,757  73,422  47,373  136,471  108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    22,083 73,375  8,310  75,670  30,394  149,045  131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    19,038 85,393      0  76,507  19,038  161,900        0 131,467       0 159,950 *$7,690     6,398
-------------------------------------------------------------------------------------------------------------
95     30    16,412 99,378      0  75,874  16,412  175,253        0 131,467       0 194,604   7,690  *$11,676
-------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                           PROTECTION WITH
              INVESTMENT    INVESTMENT                                                        NEXT YEAR'S
    CONTRACT  PERFORMANCE   PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%     0%      6%      0%      6%       0%      6%      0%      6%      0%        6%
-------------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000  60,000  92,000   92,000   60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    38,692 41,092 57,230  60,830  87,922   93,922   62,400  62,400  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    37,427 42,214 54,486  61,641  84,913   96,855   64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    36,203 43,366 51,766  62,430  81,969   99,796   67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    35,019 44,550 49,065  63,194  79,085  102,744   70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    33,874 45,766 46,383  63,930  80,257  109,697   72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    32,766 47,016 43,716  64,636  76,482  111,652   75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    31,695 48,299 41,062  65,308  72,757  113,607   78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    30,658 49,618 38,418  65,942  69,076  115,560   82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    29,656 50,972 35,781  66,535  65,437  117,507   85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    28,686 52,364 33,149  67,083  61,835  119,447   88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    24,263 59,913 19,963  68,996  44,225  128,909  108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    20,542 68,550  6,470  69,057  27,012  137,606  131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    17,392 78,432      0  67,281  17,392  145,713        0 131,467       0 159,950 *$7,394     6,398
-------------------------------------------------------------------------------------------------------------
95     30    14,724 89,738      0  63,560  14,724  153,299        0 131,467       0 194,604   7,394  *$11,676
-------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,394 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                           PROTECTION WITH
              INVESTMENT    INVESTMENT                                                        NEXT YEAR'S
    CONTRACT  PERFORMANCE   PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%     0%      6%      0%      6%       0%      6%      0%      6%      0%        6%
-------------------------------------------------------------------------------------------------------------
65      0    41,600 41,600 62,400  62,400  96,000   96,000   60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    40,281 42,777 59,629  63,364  91,911   98,142   62,400  63,355  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    39,004 43,988 56,882  64,324  87,886  100,312   64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    37,768 45,233 54,155  65,267  84,923  103,500   67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    36,571 46,513 51,446  66,192  82,016  106,704   70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    35,411 47,829 48,752  67,095  79,163  109,924   72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    34,289 49,183 46,071  67,974  76,360  113,157   75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    33,202 50,575 43,401  68,826  73,603  116,400   78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    32,149 52,006 40,738  69,647  70,888  119,653   82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    31,130 53,478 38,081  70,434  68,211  122,912   85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    30,143 54,991 35,426  71,184  65,570  126,175   88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    25,629 63,225 22,097  74,221  47,726  137,446  108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    21,812 72,693  8,415  75,621  30,227  148,313  131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    18,563 83,577      0  75,429  18,563  159,007        0 131,467       0 159,950 *$7,690     6,398
-------------------------------------------------------------------------------------------------------------
95     30    15,797 96,092      0  73,573  15,797  169,665        0 131,467       0 194,604   7,690  *$11,676
-------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


------------------------------------------------------------------------------------------------------------

                                                               PROTECT        GUARANTEE
                                                               -------        ---------

                           PROTECTION WITH
              INVESTMENT    INVESTMENT                                                       NEXT YEAR'S
    CONTRACT  PERFORMANCE   PERFORMANCE                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE    CASH VALUE//    DEATH BENEFIT       BASE            AMOUNT
------------------------------------------------------------------------------------------------------------
               0%     6%     0%      6%      0%      6%      0%      6%      0%      6%      0%        6%
------------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000  60,000  100,000 100,000  60,000  60,000  60,000  60,000       0         0
------------------------------------------------------------------------------------------------------------
66      1    38,672 41,072 57,200  60,800   95,872 101,872  62,400  62,400  62,400  62,400   2,496     2,496
------------------------------------------------------------------------------------------------------------
67      2    37,388 42,173 54,429  61,580   91,817 103,753  64,896  64,896  64,896  64,896   2,596     2,596
------------------------------------------------------------------------------------------------------------
68      3    36,147 43,303 51,682  62,336   87,829 105,639  67,492  67,492  67,492  67,492   2,700     2,700
------------------------------------------------------------------------------------------------------------
69      4    34,947 44,463 48,958  63,065   83,905 107,529  70,192  70,192  70,192  70,192   2,808     2,808
------------------------------------------------------------------------------------------------------------
70      5    33,786 45,655 46,254  63,766   80,041 109,421  72,999  72,999  72,999  72,999   2,920     2,920
------------------------------------------------------------------------------------------------------------
71      6    32,665 46,879 43,568  64,434   76,232 111,313  75,919  75,919  75,919  75,919   3,037     3,037
------------------------------------------------------------------------------------------------------------
72      7    31,580 48,135 40,896  65,067   72,476 113,202  78,956  78,956  78,956  78,956   3,158     3,158
------------------------------------------------------------------------------------------------------------
73      8    30,532 49,425 38,235  65,660   68,767 115,085  82,114  82,114  82,114  82,114   3,285     3,285
------------------------------------------------------------------------------------------------------------
74      9    29,518 50,750 35,584  66,211   65,102 116,961  85,399  85,399  85,399  85,399   3,416     3,416
------------------------------------------------------------------------------------------------------------
75     10    28,538 52,110 32,939  66,715   61,478 118,825  88,815  88,815  88,815  88,815   3,553     3,553
------------------------------------------------------------------------------------------------------------
80     15    24,075 59,477 19,714  68,382   43,789 127,859 108,057 108,057 108,057 108,057   4,322     4,322
------------------------------------------------------------------------------------------------------------
85     20    20,331 67,886  6,219  68,149   26,550 136,034 131,467 131,467 131,467 131,467   5,259     5,259
------------------------------------------------------------------------------------------------------------
90     25    17,168 77,483      0  66,030   17,168 143,513       0 131,467       0 159,950 *$7,394     6,398
------------------------------------------------------------------------------------------------------------
95     30    14,496 88,437      0  61,912   14,496 150,349       0 131,467       0 194,604   7,394  *$11,676
------------------------------------------------------------------------------------------------------------


*  Payments of $7,394 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES ADV
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                            PROTECTION WITH
               INVESTMENT     INVESTMENT                                                      NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE     CASH VALUE     DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%      0%      6%      0%      6%      0%        6%
-------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000   60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    39,092  41,492 57,830   61,430  96,922 102,922  62,400  62,400  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    38,205  43,040 55,649   62,876  93,854 105,915  64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    37,337  44,645 53,454   64,335  90,791 108,980  67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    36,490  46,310 51,244   65,806  87,733 112,116  70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    35,661  48,038 49,016   67,288  84,678 115,326  72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    34,852  49,829 46,770   68,780  81,622 118,609  75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    34,061  51,688 44,503   70,278  78,564 121,966  78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    33,288  53,616 42,213   71,782  75,500 125,398  82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    32,532  55,616 39,898   73,289  72,430 128,905  85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    31,794  57,690 37,556   74,797  69,350 132,488  88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    28,345  69,283 25,365   82,252  53,710 151,534 108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    25,241  83,205 12,146   89,240  37,387 172,444 131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    22,500  99,924      0   96,002  22,500 195,926       0 131,467 159,950 159,950   7,998     6,398
-------------------------------------------------------------------------------------------------------------
95     30    20,056 120,003      0  102,715  20,056 222,718       0 131,467       0 194,604 *$7,998  *$11,676
-------------------------------------------------------------------------------------------------------------


*  Payments of $7,998 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in Arizona and you
            a certain number of days" in      are age 65 or older at the time
            "Contract features and benefits"  the contract is issued, you may return your Retirement
                                              Cornerstone(R) Series contract
                                              within 30 days from the date
                                              that you receive it and receive
                                              a refund of your Total account
                                              value. This is also referred to
                                              as the "free look" period.
-------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below. This is also referred to
                                              as the "free look" period.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market variable
                                              investment option (and/or
                                              guaranteed interest option, if
                                              available), the amount of your
                                              refund will be equal to your
                                              contribution, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your Total account
                                              value on the date we receive
                                              your request to cancel at our
                                              processing office. This amount
                                              could be less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to the variable
                                              investment options (other than
                                              the EQ/Money Market variable
                                              investment option), your refund
                                              will be equal to your Total
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKER-DEALERS

                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.

                                              If you choose "return of
                                              contribution" free look
                                              treatment of your contract, we
                                              will allocate your entire
                                              contribution and any subsequent
                                              contributions made during the
                                              40-day period following the
                                              contract date, to the EQ/Money
                                              Market investment option. In the
                                              event you choose to exercise
                                              your free look right under the
                                              contract, you will receive a
                                              refund equal to your
                                              contributions.
-------------------------------------------------------------------------------


                                     VI-1

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     If you choose the "return of
(CONTINUED)                                    contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next Business Day) following
                                               the contract date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.

                                               Any transfers made prior to the
                                               expiration of the 30-day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the contract
                                               date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               contract date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time re-allocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the contract date to
                                               cancel.

             See "Disability, terminal         The withdrawal charge waivers
             illness, or confinement to a      under items (i) and (iii) do not
             nursing home" under "Withdrawal   apply.
             charge" in "Charges and expenses"

             See "Transfers of ownership,      Guaranteed benefits do not
             collateral assignments, loans     terminate upon a change of owner
             and borrowing" in "More           or absolute assignment of the
             information"                      contract. Guaranteed benefits
                                               will continue to be based on the
                                               original measuring life (i.e.,
                                               owner, older joint owner,
                                               annuitant, older joint
                                               annuitant).
--------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "Credits" (for Series CP(R)   The following situation in which
             contracts only) in "Contract      we would normally recover the
             features and benefits" and "Your  credits does not apply:
             annuity payout options" in        .   If you start receiving
             "Accessing your money"                annuity payments within
                                                   three years of making any
                                                   contribution, we will
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years.

                                               As a result of this, we will
                                               apply the contract's cash value,
                                               not the account value, to the
                                               supplementary contract for the
                                               periodic payments.

                                               Credits applied to contributions
                                               made within one year of death of
                                               the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions.

             See "Disability, terminal         FOR SERIES B, CP(R) AND L
             illness, or confinement to a      CONTRACTS:
             nursing home" under "Withdrawal
             charge" in "Charges and expenses" The withdrawal charge waiver under item (i) does not apply.

                                               FOR SERIES CP(R) CONTRACTS:

                                               The withdrawal charge waivers
                                               under items (ii) and (iii) do
                                               not apply in the first contract
                                               year.

             See "Transfers of ownership,      The following is added to this
             collateral assignments, loans     section:
             and borrowing" in "More
             information"                      Your contract cannot be assigned
                                               to an institutional investor or
                                               settlement company, either
                                               directly or indirectly.
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this
             contribute to your contract" in   section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on contributions is deleted. The
                                               remainder of this section is
                                               unchanged.
--------------------------------------------------------------------------------


                                     VI-2

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Credits (for Series CP(R)    If you elect to receive annuity
(CONTINUED)  contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.

             See "Your right to cancel within  If you reside in Florida and you
             a certain number of days" in      are age 65 and older at the time
             "Contract features and benefits"  the contract is issued, you may cancel your variable annuity
                                               contract and return it to us
                                               within 21 days from the date
                                               that you receive it. You will
                                               receive an unconditional refund
                                               equal to the cash surrender
                                               value provided in the annuity
                                               contract, plus any fees or
                                               charges deducted from the
                                               contributions or imposed under
                                               the contract.

                                               If you reside in Florida and you
                                               are age 64 or younger at the
                                               time the contract is issued, you
                                               may cancel your variable annuity
                                               contract and return it to us
                                               within 14 days from the date
                                               that you receive it. You will
                                               receive an unconditional refund
                                               equal to your contributions,
                                               including any contract fees or
                                               charges.

             See "Withdrawal charge" under     If you are age 65 and older at
             "Charges that AXA Equitable       the time your contract is
             deducts" in "Charges and          issued, the applicable
             expenses"                         withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.

             See "Transfers of ownership,      Your Guaranteed benefits will
             collateral assignments, loans     terminate with all transfers of
             and borrowing" in "More           ownership, even with a change of
             information"                      owner from a trust to an
                                               individual.
--------------------------------------------------------------------------------
ILLINOIS     See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               your Retirement Cornerstone(R)
                                               Series contract date.

             See "Credits (for Series CP(R)    If you elect to receive annuity
             contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.
--------------------------------------------------------------------------------


                                     VI-3

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
ILLINOIS     Notice to all Illinois contract   Illinois law provides that a
(CONTINUED)  owners                            spouse in a civil union and a
                                               spouse in a marriage are to be
                                               treated identically. For
                                               purposes of your contract, when
                                               we use the term "married", we
                                               include "parties to a civil
                                               union" and when we use the word
                                               "spouse" we include "parties to
                                               a civil union". While civil
                                               union spouses are afforded the
                                               same rights as married spouses
                                               under Illinois law, tax-related
                                               advantages such as spousal
                                               continuation are derived from
                                               federal tax law. Illinois' Civil
                                               Union Law does not and cannot
                                               alter federal law. The federal
                                               Defense of Marriage Act excludes
                                               civil unions and civil union
                                               partners from the meaning of the
                                               word "marriage" or "spouse" in
                                               all federal laws. Therefore, a
                                               civil union spouse does not
                                               qualify for the same tax
                                               advantages provided to a married
                                               spouse under federal law,
                                               including the tax benefits
                                               afforded to the surviving spouse
                                               of an owner of an annuity
                                               contract or any rights under
                                               specified tax-favored savings or
                                               retirement plans or arrangements.
--------------------------------------------------------------------------------
MONTANA      See "Appendix IV: Hypothetical    The annuity purchase factors are
             illustrations"                    applied on a unisex basis in
                                               determining the amount payable
                                               under a Guaranteed benefit.
--------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit
             in "Definitions of key terms",    is not available. The only
             in "Guaranteed minimum death      Guaranteed minimum death
             benefits" and throughout this     benefits that are available are
             Prospectus.                       the Return of Principal death
                                               benefit and the Highest Anni-
                                               versary Value death benefit.
                                               Both of these death benefits are
                                               available in combination with
                                               the Guaranteed income benefit.
                                               They are also available without
                                               the Guaranteed income benefit.

             See "Guaranteed interest          FOR SERIES CP(R) CONTRACTS ONLY:
             option"under "What are your       The Guaranteed interest option
             investment options under the      is not available.
             contract?" in "Contract features
             and benefits"

             See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and benefits"  Investment Simplifier is not available.

             See "Guaranteed income benefit"   The issue ages for owners who
             and "Guaranteed minimum death     elect the Highest Anniver- sary
             benefits" in "Contract features   Value death benefit with the GIB
             and benefits"                     are 35-75 for all Series except
                                               Series CP(R) (35-70). The issue
                                               ages for owners who elect the
                                               Highest Anniversary Value death
                                               benefit while opting out of the
                                               GIB are 0-75 for all Series
                                               except Series CP(R) (0-70). If
                                               you do not select the Highest
                                               Anniver- sary Value death
                                               benefit, the Return of Principal
                                               death benefit will be
                                               automatically issued with all
                                               eligible con- tracts. Eligible
                                               contracts are those that meet
                                               the owner and annuitant issue
                                               age requirements. Currently,
                                               ages 0-75 for all Series except
                                               Series CP(R) (0-70).

             See "Guaranteed minimum death     The charge for the Highest
             benefit charge" in "Fee Table"    Anniversary Value death benefit
             and "Highest Anniversary death    is 0.35%.
             benefit" under "Charges that AXA
             Equitable deducts" in "Charges
             and expenses."

             See "Allocating your              The Protection with Investment
             contributions" and "Guaranteed    Performance account can be
             income benefit" in "Contract      funded at any time. However, the
             features and benefits"            first Deferral bonus Roll-up
                                               amount or Annual Roll-up amount
                                               (as applicable) will be credited
                                               on the contract date anniversary
                                               that follows the owner's 50th
                                               birthday. See below for more
                                               details.

             See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"

                                               The "Indication of Intent"
                                               approach to first year contribu-
                                               tions in connection with the
                                               contribution crediting rate is
                                               not available.
--------------------------------------------------------------------------------


                                     VI-4

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------
NEW YORK                                       If the owner (or older joint owner, if applicable) dies during
(CONTINUED)                                    the one-year period following our receipt of a contribution to which a credit was applied, we will recover all or a
                                               portion of the amount of such Credit from the account
                                               value, based on the number of full months that elapse
                                               between the time we receive the contribution and the
                                               owner's (or older joint owner's, if applicable) death, as
                                               follows:


            Number of Months                Percentage of Credit
            ----------------                --------------------
                   0                                100%
                   1                                100%
                   2                                99%
                   3                                98%
                   4                                97%
                   5                                96%
                   6                                95%
                   7                                94%
                   8                                93%
                   9                                92%
                   10                               91%
                   11                               90%
                   12                               89%

                                    We will not recover the credit
                                    on subsequent contributions made
                                    within 3 years prior to
                                    annuitization.

  See "Guaranteed income benefit"   The Guaranteed income benefit is
  in "Contract features and         issued with all eligible
  benefits"                         contracts unless you tell us you
                                    do not want it (or "opt out").

                                    FOR SERIES B, SERIES L, SERIES C
                                    AND SERIES ADV CONTRACTS: Issue
                                    age: 35-75

                                    FOR SERIES CP(R) CONTRACTS:
                                    Issue age: 35-70
  See "GIB benefit base" under      Your GIB benefit base stops
  "Guaranteed income benefit" in    "rolling up" on the contract
  "Contract features and benefits"  date anniversary following the owner's (or older joint owner's,
                                    if applicable) 90th birthday or
                                    at contract maturity, if earlier.

                                    Prior to the contract year in
                                    which the owner (or older joint
                                    owner, if applicable) reaches
                                    age 50, there is no crediting of
                                    the Deferral bonus Roll-up
                                    amount or Annual Roll-up amount
                                    to the GIB benefit base. Any
                                    Deferral bonus Roll-up amount or
                                    any Annual Roll-up amount will
                                    not be part of the GIB benefit
                                    base calculation until the
                                    contract year in which the owner
                                    (or older joint owner, if
                                    applicable) reaches age 50. The
                                    first Deferral bonus Roll-up
                                    amount and Annual Roll-up amount
                                    are calculated on the contract
                                    date anniversary preceding the
                                    owner's 50th birthday. The
                                    applicable amount is added to
                                    the GIB benefit base on the
                                    contract date anniversary that
                                    follows the owner's 50th
                                    birthday.

                                    For the GIB, there are caps on
                                    the GIB benefit base, which are
                                    based on a percentage of total
                                    contributions to the Protection
                                    with Investment Performance
                                    account:

    Initial Funding Age               Cap Amount
    -------------------               ----------
    35-55                             250% on GIB benefit base

    56+                               No Cap on GIB benefit base
-----------------------------------------------------------------------

                                     VI-5

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
NEW YORK                                       The cap is determined by the age
(CONTINUED)                                    of the owner at the time of
                                               first funding of the Protection
                                               with Investment Perfor- mance
                                               account. If the Protection with
                                               Investment Performance account
                                               is funded at age 56 or greater
                                               there is no cap. If the
                                               Protection with Investment
                                               Performance account is funded at
                                               ages 35 to 55, the cap
                                               percentage is set to 250% of the
                                               GIB benefit base and does not
                                               change for the life of the
                                               contract, unless there is a GIB
                                               benefit base reset at age 56 or
                                               greater. If there is a GIB
                                               benefit base reset at age 56 or
                                               greater, there is no cap,
                                               regardless of the age of the
                                               owner at first funding. If there
                                               is a GIB benefit base reset
                                               prior to age 56, the GIB benefit
                                               base will be capped at 250%,
                                               multiplied by the Protection
                                               with Investment Performance
                                               account value at time of the GIB
                                               benefit base reset, plus 250% of
                                               all contributions and transfers
                                               made to the Protection with
                                               Investment Performance Account
                                               after the reset. Neither a GIB
                                               benefit base reset nor
                                               withdrawals from your Protection
                                               with Investment Performance
                                               account will lower the cap
                                               amount.

                                               Beginning with the contract year
                                               in which the owner turns age 50,
                                               or if later, the first funding
                                               of the Protection with
                                               Investment Performance account:

                                                 The Roll-up amount on the GIB
                                                 benefit base will be pro-
                                                 rated for all transfers and/or
                                                 contributions to the
                                                 Pro- tection with Investment
                                                 Performance account received
                                                 during that contract year. The
                                                 amount of the transfer and/or
                                                 contribution will be added to
                                                 your GIB benefit base on the
                                                 business day it is received,
                                                 but will not in- crease the
                                                 beginning of year Annual
                                                 Roll-up amount (or Annual
                                                 withdrawal amount, if
                                                 applicable) in that con- tract
                                                 year.

             See "Annual Roll-up rate" under   The Annual Roll-up rate will be
             "Guaranteed income benefit" in    used to calculate your Annual
             "Contract features and benefits"  withdrawal amount, including in the contract years prior to age
                                               50 when your GIB benefit base is
                                               not being credited with a
                                               Roll-up amount.

             See "GIB benefit base reset"      Your GIB benefit base will
             under "Guaranteed income          automatically "reset" to equal
             benefit" in "Contract features    your Protection with Investment
             and benefits"                     Performance account value, if
                                               higher, on each contract date
                                               anniversary from your contract
                                               date, up to the contract date
                                               anniversary following your 90th
                                               birthday.

             See "Lifetime GIB payments"       The GIB guarantees annual
             under "Guaranteed income          lifetime payments ("Lifetime GIB
             benefit" in "Contract features    payments"), which will begin at
             and benefits"                     the earliest of:

                                               (i)the next contract year
                                                  following the date your
                                                  Protection with Investment
                                                  Performance account goes to
                                                  zero (except as the result of
                                                  an Excess withdrawal);
                                               (ii)the contract date
                                                   anniversary following your
                                                   90th birthday; and
---------------------------------------------------------------------------------

                                     VI-6

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS  AVAILABILITY OR VARIATION
--------------------------------------------------------------------
NEW YORK                            (iii)your contract's maturity
(CONTINUED)                              date.

                                       Your Lifetime GIB payments
                                       are calculated by applying
                                       a percentage to your GIB
                                       benefit base. If your
                                       Protection with Investment
                                       Performance account value
                                       is zero, we will use your
                                       GIB benefit base as of the
                                       day your Protection with
                                       Investment Performance
                                       account was reduced to
                                       zero. The percentage is
                                       based on your age (or for
                                       Joint life contracts, the
                                       age of the younger
                                       spouse), as follows:

                              Age     Single Life  Joint Life
                              ---     -----------  ----------
                            Up to 85      4%         3.25%
                             86-90        5%           4%

  See "How withdrawals affect your Guaranteed benefits"  EFFECT OF WITHDRAWALS ON YOUR
  in "Contract features and benefits"                    GIB BENEFIT BASE

                                                         Prior to the contract year in
                                                         which the owner turns age 50,
                                                         withdrawals will reduce your
                                                         GIB benefit base on a dollar-
                                                         for-dollar basis up to the
                                                         Annual withdrawal amount. The
                                                         portion of a withdrawal in
                                                         excess of the Annual
                                                         withdrawal amount will reduce
                                                         your GIB benefit base on a
                                                         pro rata basis. A withdrawal
                                                         from your Protection with
                                                         Investment Performance
                                                         account in the first contract
                                                         year in which the Protection
                                                         with Investment Performance
                                                         account is funded will reduce
                                                         your GIB benefit base on a
                                                         pro rata basis (this is an
                                                         Excess withdrawal).

                                                         Any withdrawals taken from
                                                         your Protection with
                                                         Investment Performance
                                                         account prior to the contract
                                                         year in which the owner turns
                                                         age 50 that are less than the
                                                         Annual withdrawal amount will
                                                         not result in any crediting
                                                         of the GIB benefit base at
                                                         the end of the contract year.
                                                         Also, any withdrawals taken
                                                         from your Protection with
                                                         Investment Performance
                                                         account prior to the contract
                                                         year in which the owner turns
                                                         age 50 will result in your
                                                         GIB benefit base becoming
                                                         ineligible for any Deferral
                                                         bonus Roll-up amount.

                                                         EFFECT OF WITHDRAWALS ON YOUR
                                                         HIGHEST ANNIVERSARY VALUE
                                                         DEATH BENEFIT (IF ELECTED
                                                         WITH THE GIB)

                                                         If you have the GIB with the
                                                         Highest Anniversary Value
                                                         death benefit, withdrawals
                                                         from the Protection with
                                                         Investment Performance
                                                         account will reduce both the
                                                         GIB benefit base and the
                                                         Highest Anniversary Value
                                                         death benefit base on a pro
                                                         rata basis in the first
                                                         contract year in which the
                                                         Protection with Investment
                                                         Performance account is funded.

                                                         .   For withdrawals taken
                                                             from the Protection with
                                                             Invest- ment Performance
                                                             account prior to the
                                                             contract year in which
                                                             the owner turns 50, the
                                                             following applies:

                                                            -- Beginning on the first
                                                               day of the contract
                                                               year that follows the
                                                               contract year in which
                                                               the Protection with
                                                               Investment Performance
                                                               account is first
                                                               funded, withdrawals up
                                                               to the Annual
                                                               withdrawal amount will
                                                               reduce both the GIB
                                                               benefit base and the
                                                               Highest Anniversary
                                                               Value benefit base on a
                                                               dollar-for-dollar
                                                               basis. The portion of
                                                               any with- drawal in
                                                               excess of your Annual
                                                               withdrawal amount will
                                                               reduce your GIB benefit
                                                               base and your Highest
                                                               Anniversary Value
                                                               benefit base on a pro
                                                               rata basis as of the
                                                               date of the withdrawal.
---------------------------------------------------------------------------------------

                                     VI-7

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
NEW YORK                                       .   For withdrawals taken from
(CONTINUED)                                        the Protection with
                                                   Investment Performance
                                                   account beginning with the
                                                   contract year in which the
                                                   owner turns 50, the
                                                   following applies:

                                                  -- Beginning on the first day
                                                     of the contract year that
                                                     follows the contract year
                                                     in which the Pro- tection
                                                     with Investment
                                                     Performance account is
                                                     first funded, withdrawals
                                                     up to the Annual
                                                     with- drawal amount will
                                                     reduce the Highest
                                                     Anniver- sary Value
                                                     benefit base on a
                                                     dollar-for-dollar basis.
                                                     Please note that
                                                     withdrawing up to your
                                                     Annual withdrawal amount
                                                     does not reduce your GIB
                                                     benefit base. However, the
                                                     portion of any withdrawal
                                                     in excess of your Annual
                                                     withdrawal amount will
                                                     reduce your GIB benefit
                                                     base and your Highest
                                                     Anniversary Value benefit
                                                     base on a pro rata basis
                                                     as of the date of the
                                                     withdrawal.

                                               If you do not opt out of the GIB
                                               but decide to drop it after
                                               having funded it, the withdrawal
                                               treatment for the Highest
                                               Anniversary Value death benefit
                                               becomes pro rata. Beginning in
                                               the first contract year, for
                                               withdrawals taken from the
                                               Protection with Investment
                                               Performance account through our
                                               Automatic RMD service, the GIB
                                               benefit base and the Highest
                                               Anniversary Value benefit base
                                               will be reduced on a
                                               dollar-for-dollar basis.

                                               EFFECT OF WITHDRAWALS ON YOUR
                                               HIGHEST ANNIVERSARY VALUE DEATH
                                               BENEFIT (IF ELECTED WITHOUT THE
                                               GIB)

                                               If you elect the Highest
                                               Anniversary Value death benefit
                                               and have opted out of the GIB,
                                               withdrawals from your Protection
                                               with Investment Performance
                                               account will always reduce your
                                               Highest Anniversary Value
                                               benefit base on a pro rata basis.

                                               EFFECT OF WITHDRAWALS ON YOUR
                                               RETURN OF PRINCIPAL DEATH BENEFIT

                                               The effect of withdrawals from
                                               the Protection with Investment
                                               Performance account is on a pro
                                               rata basis only.

             See "Automatic payment plans"     The Maximum Payment Plan and the
             under "Withdrawing your money"    Customized Payment Plan are not
             in "Accessing your money"         available until the contract
                                               year in which the owner (or
                                               older joint owner, if
                                               applicable) turns age 50 or, if
                                               later, the contract year that
                                               follows the contract year in
                                               which the Protection with
                                               Investment Performance account
                                               is first funded.

             See "Selecting an annuity payout  FOR SERIES CP(R) CONTRACTS ONLY:
             option" under "Your annuity       The earliest date annuity
             payout option" in "Accessing      payments may begin is 13 months
             your money"                       from the issue date.

             See "Annuity maturity date"       The maturity date is the
             under "Your annuity payout        contract date anniversary that
             options" in "Accessing your       follows the annuitant's
             money"                            birthday, as follows:

                                                 Maximum
                                      Issue Age  Annuitization age
                                      ---------  -----------------
                                      0-80       90
                                      81         91
                                      82         92
                                      83         93
                                      84         94
                                      85         95
------------------------------------------------------------------------------------

                                     VI-8

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
NEW YORK                                        FOR SERIES CP(R) CONTRACTS:
(CONTINUED)                                     The maturity date is the
                                                contract date anniversary that
                                                follows the annuitant's 90th
                                                birthday.

                                                Deductions for charges from the
                                                guaranteed interest option are
              See "Charges and expenses"        not permitted.

              See "Disability, terminal         Item (i) is deleted and replaced
              illness, or confinement to a      with the following: An owner (or
              nursing home"                     older joint owner, if
                                                applicable) has qualified to
                                                receive Social Security
                                                disability benefits as certified
                                                by the Social Security
                                                Administration or meets the
                                                definition of a total disability
                                                as specified in the contract. To
                                                qualify, a re-certification
                                                statement from a physician will
                                                be required every 12 months from
                                                the date disability is
                                                determined.

              See "Transfers of ownership,      Collateral assignments are not
              collateral assignments, loans     limited to the period prior to
              and borrowing" in "More           the first contract date
              information"                      anniversary. You may assign all
                                                or a portion of your NQ contract
                                                at any time, pursuant to the
                                                terms described in this
                                                Prospectus.
---------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  If you reside in North Dakota at
              a certain number of days" in      the time the contract is issued,
              "Contract features and benefits"  you may return your Retirement
                                                Cornerstone(R) Series contract
                                                within 20 days from the date
                                                that you receive it and receive
                                                your Total account value.
---------------------------------------------------------------------------------
OREGON        See "Types of contracts" in       Qualified Plan ("QP") contracts
              "What is the Retirement           are not available for all Series
              Cornerstone(R) Series?" on the    contracts.
              Prospectus cover.

              See "Credits" (for Series CP(R)   The last sentence of the second
              contracts only) in "Contract      full paragraph is deleted. A
              features and benefits"            credit will be applied in
                                                connection with a partial
                                                conver- sion of a traditional
                                                IRA contract to a Roth IRA
                                                contract.

              See "Retirement Cornerstone(R)    FOR SERIES B, CP(R) AND L
              Series at a glance -- key         CONTRACTS:
              features"; "How you can make      In these sections and throughout
              contributions" in "Con- tract     the Prospectus, please note that
              features and benefits" and "How   contributions can only be made
              you can purchase and contribute   in the first contract year.
              to your contract" in "Contract
              features and benefits"

              See "Selecting an annuity payout  FOR SERIES B, CP(R) AND L
              option" under "Your annuity       CONTRACTS:
              payout options" in "Accessing
              your money"

                                                You can choose the date annuity
                                                payments begin, but it may not
                                                be earlier than seven years from
                                                the Series B con- tract issue
                                                date, four years from the Series
                                                L contract issue date, or nine
                                                years from the Series CP(R)
                                                contract issue date.

                                                No withdrawal charge is imposed
                                                if you select a non-life
                                                contingent period certain payout
                                                annuity.

                                                If the payout annuity benefit is
                                                based on the age or sex of the
                                                owner and/or annuitant, and that
                                                information is later found not
                                                to be correct, we will adjust
                                                the payout annuity benefit on
                                                the basis of the correct age or
                                                sex. We will adjust the number
                                                or amount of payout annuity
                                                benefit payments, or any amount
                                                of the payout annuity benefit
                                                payments, or any amount used to
                                                provide the payout annu- ity
                                                benefit, or any combination of
                                                these approaches. If we have
                                                overpaid you, we will charge
                                                that overpayment against future
                                                payments, while if we have
                                                underpaid you, we will add
                                                additional amounts to future
                                                payments. Our liability will be
                                                limited to the correct
                                                information and the actual
                                                amounts used to provide the
                                                benefits.
---------------------------------------------------------------------------------

                                     VI-9

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------
OREGON       See "Lifetime required minimum      The following replaces the last
(CONTINUED)  distribution withdrawals" under     paragraph:
             "Withdrawing your account value"    We generally will not impose a
             in "Accessing your money"           withdrawal charge on minimum
                                                 distribution withdrawals even if
                                                 you are not enrolled in our
                                                 automatic RMD service, except if,
                                                 when added to a lump sum
                                                 withdrawal previously taken in the
                                                 same contract year, the minimum
                                                 distribution withdrawals exceed
                                                 the free withdrawal amount. In
                                                 order to avoid a withdrawal charge
                                                 in connection with minimum
                                                 distribution withdrawals outside
                                                 of our automatic RMD service, you
                                                 must notify us using our
                                                 withdrawal request form. Such
                                                 minimum distribution withdrawals
                                                 must be based solely on your
                                                 contract's Total account value.

             See "Withdrawal charge" in          A withdrawal charge will never
             "Charges and expenses"              apply to the contract's Total
                                                 account value at the time an
                                                 annuity payout option is selected.
                                                 This is because the contract can
                                                 only be annuitized if all
                                                 withdrawal charges have expired.
                                                 See the discussion regarding when
                                                 your contract can be annuitized.

             See "Misstatement of age" in "More  The second sentence regarding the
             information"                        rescission of Guaranteed benefits
                                                 is deleted in its entirety.

             See "Transfer of ownership          The first sentence of the fourth
             collateral assignments, loans and   paragraph is deleted. The
             borrowing": in "More information"   Retirement Cornerstone(R) contract
                                                 can be assigned unless otherwise
                                                 restricted for tax qualification
                                                 purposes.
------------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                    Available for direct rollovers
                                                 from U.S. source 401(a) plans and
                                                 direct transfers from the same
                                                 type of U.S. source IRAs.

             QP (Defined Benefit) contracts      Not Available
             (For Series B, Series CP(R) and
             Series L contracts only)

             See "Purchase considerations for a  We do not offer Retirement
             charitable remainder trust" under   Cornerstone(R) Series contracts to
             "Owner and annuitant requirements"  charitable remainder trusts in in "Contract features and benefits" Puerto Rico.

             See "How you can make               Specific requirements for
             contributions" in "Contract         purchasing QP contracts in Puerto
             features and benefits" (For Series  Rico are outlined below in
             B, Series CP(R) and Series L        "Purchase considerations for QP
             contracts only)                     (Defined Contribution) contracts
                                                 in Puerto Rico".

             See "Guaranteed income benefit" in  Restrictions for the GIB on a
             "Contract features and benefits"    Puerto Rico QPDC contract are
             (For Series B, Series CP(R) and     described below, under "Purchase
             Series L contracts only)            considerations for QP (Defined
                                                 Contribution) contracts in Puerto
                                                 Rico", and in your contract.

             See "Lifetime required minimum      This option is not available with
             distribution withdrawals" under     QPDC contracts.
             "Withdrawing your account value"
             in "Accessing your money" (For
             Series B, Series CP(R) and Series
             L contracts only)

             See "Transfers of ownership,        Transfers of ownership of QP
             collateral assignments, loans and   contracts are governed by Puerto
             borrowing" in "More information"    Rico law. Please consult your tax,
             (For Series B, Series CP(R) and     legal or plan advisor if you
             Series L contracts only)            intend to transfer ownership of
                                                 your contract.

             "Purchase considerations for QP     PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts    (DEFINED CON-TRIBUTION) CONTRACTS
             in Puerto Rico" -- this section     IN PUERTO RICO:
             replaces "Appendix II: Purchase
             considerations for QP contracts"    Trustees who are considering the
             in this Prospectus. (For Series B,  purchase of a Retirement
             Series CP(R) and Series L           Cornerstone(R) Series QP contract
             con-tracts only)                    in Puerto Rico should discuss with
                                                 their tax, legal and plan advisors
                                                 whether this is an appropriate
                                                 investment vehicle for the
                                                 employer's plan. Trustees should
                                                 consider whether the plan
                                                 provisions permit the investment
                                                 of plan assets in the QP contract,
                                                 the Guaranteed income benefit, and
                                                 the payment of death benefits in
                                                 accordance with the requirements
                                                 of Puerto Rico income tax rules.
                                                 The QP contract and this
                                                 Prospectus should be reviewed in
                                                 full, and the following factors,
                                                 among others, should be noted.
------------------------------------------------------------------------------------


                                     VI-10

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    LIMITS ON CONTRACT OWNERSHIP:
(CONTINUED)                                    .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee who becomes
                                                   eligible for the plan, no
                                                   further contributions may be
                                                   made to the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.

                                               .   As mentioned above, if a new
                                                   employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GIB and must continue to
                                                   hold the supplementary
                                                   contract for the duration of
                                                   the GIB payments.

                                               PLAN TERMINATION:

                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.
--------------------------------------------------------------------------------

                                     VI-11

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    .   If the plan participant
(CONTINUED)                                        terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.
--------------------------------------------------------------------------------

                                     VI-12

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VII: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protection with Investment Performance variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment Performance account.) The examples show how the different automatic payment plans can be used without reducing your GIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GIB benefit base does not reset. Also, the examples reflect the effect on both the GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).


MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Annual Roll-up rate" in effect for each year.

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0             0.00%
------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0             0.00%
------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0             0.00%
------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0             0.00%
------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0             0.00%
------------------------------------------------------------------------------
 6     5.40%/(b)/         $127,260          $6,872             5.40%
------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260          $6,618             5.20%
------------------------------------------------------------------------------
 8     4.70%/(b)/         $127,260          $5,981             4.70%
------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260          $7,636             6.00%
------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,260          $9,290             7.30%
------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by 4.00%.

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0             0.00%
------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0             0.00%
------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0             0.00%
------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0             0.00%
------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0             0.00%
------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,090             4.00%
------------------------------------------------------------------------------
 7     5.20%/(b)/         $128,151          $5,126             4.00%
------------------------------------------------------------------------------
 8     5.40%/(b)/         $129,688          $5,188             4.00%
------------------------------------------------------------------------------

                                     VII-1

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 9     6.00%/(b)/         $131,504          $5,260             4.00%
------------------------------------------------------------------------------
 10    7.30%/(b)/         $134,134          $5,365             4.00%
------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.00% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,090/(c)/           4.00%/(c)/
---------------------------------------------------------------------------------
 7     5.20%/(b)/         $128,151          $5,382                4.20%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $129,432          $5,695                4.40%
---------------------------------------------------------------------------------
 9     6.00%/(b)/         $130,726          $6,536                5.00%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $132,034          $8,318                6.30%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.

FIXED PERCENTAGE OF 5.50%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,981/(c)/           4.70%
---------------------------------------------------------------------------------
 7     6.00%/(b)/         $127,260          $6,999/(d)/           5.50%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,896          $6,906/(c)/           5.40%
---------------------------------------------------------------------------------
 9     5.20%/(b)/         $127,896          $6,651/(c)/           5.20%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,896          $7,034/(d)/           5.50%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.

                                     VII-2

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,981/(c)/           4.70%
---------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260          $6,618/(c)/           5.20%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,260          $6,872/(c)/           5.40%
---------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260          $7,000                5.50%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,895          $7,000                5.50%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT AND YOUR INVESTMENT PERFORMANCE ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment Performance account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

----------------------------------------------------------------------------------------------------------------
     DEFERRAL BONUS                          WITHDRAWAL FROM     ADDITIONAL WITHDRAWAL
      ROLL-UP RATE                           PROTECTION WITH        FROM INVESTMENT
         ANNUAL     BEGINNING OF YEAR GIB INVESTMENT PERFORMANCE      PERFORMANCE      PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE          ACCOUNT VALUE             ACCOUNT             BASE WITHDRAWN
----------------------------------------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260                $5,981                $1,018                   5.50%
----------------------------------------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260                $6,618                $  382                   5.50%
----------------------------------------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,260                $6,872                $  127                   5.50%
----------------------------------------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260                $6,999                $    0                   5.50%
----------------------------------------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,896                $7,034                $    0                   5.50%
----------------------------------------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

                                     VII-3

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VIII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

As described below, this example assumes the Protection with Investment Performance account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------

                                                                GUARANTEED
                                                                  INCOME
                                                                 BENEFIT
                                                                 -------

                                                    ASSUMED
                                                   DEFERRAL
                      PROTECTION WITH                BONUS
                        INVESTMENT               ROLL-UP RATE/
              ASSUMED   PERFORMANCE                 ANNUAL         GIB
   END OF       NET       ACCOUNT                   ROLL-UP      BENEFIT
CONTRACT YEAR RETURN       VALUE      WITHDRAWAL     RATE          BASE
------------------------------------------------------------------------------
      0                  $100,000                               $100,000/(3)/
------------------------------------------------------------------------------
      1        3.0%      $103,000       $   0        4.0%       $104,000/(3)/
------------------------------------------------------------------------------
      2        4.0%      $107,120       $   0        4.0%       $108,160/(3)/
------------------------------------------------------------------------------
      3        6.0%      $113,547       $   0        4.0%       $113,547/(3)/
------------------------------------------------------------------------------
      4        6.0%      $120,360       $   0        4.0%       $118,089/(3)/
------------------------------------------------------------------------------
      5        7.0%      $128,785       $   0        4.0%       $122,813/(3)/
------------------------------------------------------------------------------

----------------------------------------------------------------------



                         GUARANTEED MINIMUM DEATH BENEFITS
                         ---------------------------------



                               HIGHEST
                RETURN OF    ANNIVERSARY    ROLL-UP TO
                PRINCIPAL       VALUE         AGE 85      "GREATER OF"
   END OF        BENEFIT       BENEFIT       BENEFIT        BENEFIT
CONTRACT YEAR     BASE          BASE           BASE           BASE
----------------------------------------------------------------------
      0       $100,000/(1)/  $100,000/(2)/  $100,000/(3)/   $100,000
----------------------------------------------------------------------
      1       $100,000/(1)/  $103,000/(2)/  $104,000/(3)/   $104,000
----------------------------------------------------------------------
      2       $100,000/(1)/  $107,120/(2)/  $108,160/(3)/   $108,160
----------------------------------------------------------------------
      3       $100,000/(1)/  $113,547/(2)/  $113,547/(3)/   $113,547
----------------------------------------------------------------------
      4       $100,000/(1)/  $120,360/(2)/  $118,089/(3)/   $120,360
----------------------------------------------------------------------
      5       $100,000/(1)/  $128,785/(2)/  $122,813/(3)/   $128,785
----------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary, plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by the assumed Deferral bonus Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                    VIII-1

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED
                                                                          INCOME
                                                                          BENEFIT
                                                                          -------

                                                          ASSUMED
                                                         DEFERRAL
                    PROTECTION WITH                        BONUS
                       INVESTMENT                      ROLL-UP RATE/                      RETURN OF
   END OF   ASSUMED   PERFORMANCE                         ANNUAL            GIB           PRINCIPAL
  CONTRACT    NET       ACCOUNT                           ROLL-UP         BENEFIT          BENEFIT
    YEAR    RETURN       VALUE          WITHDRAWAL         RATE            BASE             BASE
-------------------------------------------------------------------------------------------------------

  Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $4,913
   Year 6    (5.0)% $        122,346 $     4,913                4.0% $   122,813/(6)/  $   95,985/(4)/
-------------------------------------------------------------------------------------------------------

  YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $     4,913/(7)/

  Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
   Year 6    (5.0)% $        122,346 $     7,000                4.0% $   120,717/(10)/ $   94,279/(8)/
-------------------------------------------------------------------------------------------------------

  YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $     4,829/(11)/

-------------------------------------------------



GUARANTEED MINIMUM DEATH BENEFITS
---------------------------------



     HIGHEST
   ANNIVERSARY        ROLL-UP
      VALUE          TO AGE 85     "GREATER OF"
     BENEFIT          BENEFIT         BENEFIT
      BASE              BASE           BASE
------------------------------------------------


$    123,615/(5)/ $  122,813/(6)/  $     123,615
------------------------------------------------




$    121,417/(9)/ $  120,717/(10)/ $     121,417
------------------------------------------------



ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Protection with Investment Performance account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protection with Investment Performance account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Protection with Investment Performance account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717;

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-2

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

This example assumes the Protection with Investment Performance account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------

                                                        GUARANTEED
                                                          INCOME
                                                         BENEFIT                  GUARANTEED MINIMUM DEATH BENEFIT
                                                         -------                  --------------------------------

                                           ASSUMED
                 PROTECTION                ANNUAL
                    WITH                  DEFERRAL                                     HIGHEST
  END            INVESTMENT                 BONUS                       RETURN OF    ANNIVERSARY     ROLL-UP TO
   OF    ASSUMED PERFORMANCE            ROLL-UP RATE/      GIB          PRINCIPAL       VALUE          AGE 85       "GREATER
CONTRACT   NET     ACCOUNT                 ROLL-UP       BENEFIT         BENEFIT       BENEFIT        BENEFIT      OF" BENEFIT
  YEAR   RETURN     VALUE    WITHDRAWAL     RATE           BASE           BASE          BASE            BASE          BASE
------------------------------------------------------------------------------------------------------------------------------
   0              $100,000                             $100,000/(3)/  $100,000/(1)/  $100,000/(2)/  $100,000/(3)/   $100,000
------------------------------------------------------------------------------------------------------------------------------
   1      3.0%    $103,000     $    0       4.0%       $104,000/(3)/  $100,000/(1)/  $103,000/(2)/  $104,000/(3)/   $104,000
------------------------------------------------------------------------------------------------------------------------------
   2      4.0%    $107,120     $    0       4.0%       $108,160/(3)/  $100,000/(1)/  $107,120/(2)/  $108,160/(3)/   $108,160
------------------------------------------------------------------------------------------------------------------------------
   3      6.0%    $113,547     $    0       4.0%       $113,547/(3)/  $100,000/(1)/  $113,547/(2)/  $113,547/(3)/   $113,547
------------------------------------------------------------------------------------------------------------------------------
   4      6.0%    $120,360     $    0       4.0%       $118,089/(3)/  $100,000/(1)/  $120,360/(2)/  $118,089/(3)/   $120,360
------------------------------------------------------------------------------------------------------------------------------
   5      7.0%    $128,785     $    0       4.0%       $122,813/(3)/  $100,000/(1)/  $128,785/(2)/  $122,813/(3)/   $128,785
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws Annual withdrawal amount, which equals $4,913
 Year 6   5.0%    $135,224     $4,913       4.0%       $122,813/(6)/   $96,367/(4)/  $124,106/(5)/  $122,813/(6)/   $124,106
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:  $4,913/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount

  Year
   6      5.0%    $135,224     $7,000       4.0%       $120,916/(10)/  $94,823/(8)/  $122,118/(9)/  $120,916/(10)/  $122,118
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:  $4,837/(11)/

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 4 the Highest Anniversary Value benefit base is $120,360. This is because the Protection with Investment Performance account value ($120,360) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($113,547).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus the Deferral bonus Roll-up amount ($4,326).

                                    VIII-3

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Protection with Investment Performance account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106;

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protection with Investment Performance account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Protection with Investment Performance account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118;

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916;

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,837 [4% (the assumed Annual Roll-up rate) x $120,916 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-4

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix IX: Rules regarding contributions to your contract


--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.


-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                            NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)

                         .   0-70 (FOR SERIES CP(R))

-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $500

                         .   $100 monthly and $300 quarterly under the automatic investment program

-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   After-tax money.

                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protection with
                             Investment Performance account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment
                             Performance account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account until the later of attained age 71 or the first contract date anniversary. However, once you make a
                             withdrawal from your Protection with Investment Performance account, subsequent contributions to your Protection with
                             Investment Performance account will no longer be permitted.
-----------------------------------------------------------------------------------------------


(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.



                                     IX-1

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                     TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)

                         .   20-70 (FOR SERIES CP(R))

-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly and $300 quarterly under the automatic investment program

-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.

                         .   Rollovers from another traditional individual retirement
                             arrangement.

                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.

                         .   Regular IRA contributions.

                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protection with
                             Investment Performance account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment
                             Performance account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account until the later of attained age 71 or the first contract date anniversary. However, once you make a
                             withdrawal from your Protection with Investment Performance account, subsequent contributions to your Protection with
                             Investment Performance account will no longer be permitted.

                         FOR ALL SERIES:

                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.

                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------


(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.



                                     IX-2

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                         ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)

                         .   20-70 (FOR SERIES CP(R))

-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly and $300 quarterly under the automatic investment program

-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Rollovers from another Roth IRA.

                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.

                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.

                         .   Direct custodian-to-custodian transfers from another Roth IRA.

                         .   Regular Roth IRA contributions.

                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protection with
                             Investment Performance account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment
                             Performance account until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account until the later of attained age 71 or the first contract date anniversary. However, once you make a
                             withdrawal from your Protection with Investment Performance account, subsequent contributions to your Protection with
                             Investment Performance account will no longer be permitted.

                         FOR ALL SERIES:

                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.

                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------


(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.



                                     IX-3


          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/
                         .   You may make subsequent contributions to the Protection with
                             Investment Performance account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.

                         .   You may make subsequent contributions to the Investment
                             Performance account until the later of attained age 86 or the first contract date anniversary.

                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------


(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.



                                     IX-4

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

---------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                  QP
---------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)

                         .   20-70 (FOR SERIES CP(R))
---------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF
PERMITTED)               .   $500
---------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Only transfer contributions from other investments within an existing qualified plan trust.

                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.

                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
---------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Protection with
                             Investment Performance account until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.

                         .   You may make subsequent contributions to your Investment
                             Performance account until the later of attained age 75 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account until the later of attained age 71 or the first contract date anniversary. However, once you make a
                             withdrawal from your Protection with Investment Performance account, subsequent contributions to your Protection with
                             Investment Performance account will no longer be permitted.

                         FOR ALL SERIES:

                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.

                         .   We do not accept contributions directly from the employer.

                         .   Only one subsequent contribution can be made during a contract year.

                         .   Contributions made after the age 70 1/2 must be net of any required minimum distributions.
See Appendix III earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
---------------------------------------------------------------------------------------------------------------------


(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.



                                     IX-5

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE

Who is AXA Equitable?                                                 2

Unit Values                                                           2

Custodian and Independent Registered Public Accounting Firm           2

Distribution of the Contracts                                         2

Financial Statements                                                  2

Condensed Financial Information                              Appendix I



HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70


Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2013.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                         e13516

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2013


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?

The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L") and Retirement Cornerstone Series C ("Series C"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./(1)/

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and mortality and expense risks charge are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. See Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

In order to purchase certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Annual Ratchet death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2013, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


-------------
(1)The account for special dollar cost averaging is only available with Series B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C and Series CP(R) contracts.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                 #426484/RC 1.0

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:



-------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------
.. 7Twelve Balanced Portfolio/(2)/                . American Funds Insurance Series(R) Global
.. All Asset Aggressive-Alt 25*/(2)/                Small Capitalization Fund/SM(2)/
.. All Asset Growth-Alt 20*                       . American Funds Insurance Series(R) New World
.. All Asset Moderate Growth-Alt 15*/(2)/           Fund(R)/(2)/
.. AXA Aggressive Allocation**                    . American Funds Insurance Series(R) Protected
.. AXA Moderate Allocation**                        Asset Allocation Fund/SM(2)/
.. AXA Moderate-Plus Allocation**                 . BlackRock Global Allocation V.I. Fund
.. AXA Balanced Strategy***/(1)/                  . BlackRock Large Cap Growth V.I. Fund
.. AXA Conservative Growth Strategy***/(1)/       . Fidelity(R) VIP Asset Manager: Growth
.. AXA Conservative Strategy***/(1)/              . Fidelity(R) VIP Contrafund(R)
.. AXA Growth Strategy***/(1)/                    . Fidelity(R) VIP Freedom 2015
.. AXA Moderate Growth Strategy***/(1)/           . Fidelity(R) VIP Freedom 2020
.. AXA Tactical Manager 400/(1)/                  . Fidelity(R) VIP Freedom 2025
.. AXA Tactical Manager 500/(1)/                  . Fidelity(R) VIP Freedom 2030
.. AXA Tactical Manager 2000/(1)/                 . Fidelity(R) VIP Mid Cap
.. AXA Tactical Manager International/(1)/        . Fidelity(R) VIP Strategic Income
.. EQ/AllianceBernstein Dynamic Wealth            . First Trust/Dow Jones Dividend and Income
  Strategies/(1)/                                  Allocation Portfolio/(2)/
.. EQ/AllianceBernstein Small Cap Growth          . Franklin Income Securities
.. EQ/AXA Franklin Small Cap Value Core           . Franklin Rising Dividends Securities
.. EQ/BlackRock Basic Value Equity                  Fund/(2)/
.. EQ/Boston Advisors Equity Income               . Franklin Strategic Income Securities
.. EQ/Capital Guardian Research                   . Franklin Templeton VIP Founding Funds
.. EQ/Common Stock Index                            Allocation
.. EQ/Core Bond Index/(1)/                        . Mutual Shares Securities
.. EQ/Davis New York Venture                      . Templeton Developing Markets Securities
.. EQ/Emerging Markets Equity PLUS/(2)/           . Templeton Foreign Securities
.. EQ/Equity 500 Index                            . Templeton Global Bond Securities
.. EQ/Franklin Core Balanced                      . Templeton Growth Securities
.. EQ/Franklin Templeton Allocation               . Goldman Sachs VIT Mid Cap Value
.. EQ/GAMCO Mergers and Acquisitions              . Guggenheim VT Global Managed Futures
.. EQ/GAMCO Small Company Value                     Strategy Fund
.. EQ/Global Bond PLUS                            . Guggenheim VT Multi-Hedge Strategies Fund
.. EQ/Global Multi-Sector Equity                  . Invesco V.I. Diversified Dividend
.. EQ/High Yield Bond/(2)/                        . Invesco V.I. Global Real Estate
.. EQ/Intermediate Government Bond/ (1)/          . Invesco V.I. High Yield
.. EQ/International Core PLUS                     . Invesco V.I. International Growth
.. EQ/International ETF                           . Invesco V.I. Mid Cap Core Equity
.. EQ/International Equity Index                  . Invesco V.I. Small Cap Equity
.. EQ/International Value PLUS                    . Invesco V.I. American Franchise
.. EQ/JPMorgan Value Opportunities                . Ivy Funds VIP Asset Strategy
.. EQ/Large Cap Growth Index                      . Ivy Funds VIP Dividend Opportunities
.. EQ/Large Cap Growth PLUS                       . Ivy Funds VIP Energy
.. EQ/Large Cap Value Index                       . Ivy Funds VIP Global Natural Resources
.. EQ/Large Cap Value PLUS                        . Ivy Funds VIP High Income
.. EQ/MFS International Growth                    . Ivy Funds VIP Mid Cap Growth
.. EQ/Mid Cap Index                               . Ivy Funds VIP Science and Technology
.. EQ/Mid Cap Value PLUS                          . Ivy Funds VIP Small Cap Growth
.. EQ/Money Market                                . Lazard Retirement Emerging Markets Equity
.. EQ/Montag & Caldwell Growth                    . Lord Abbett Bond Debenture
.. EQ/Morgan Stanley Mid Cap Growth               . Lord Abbett Classic Stock
.. EQ/Mutual Large Cap Equity                     . Lord Abbett Growth Opportunities
.. EQ/Natural Resources PLUS/(2)/                 . MFS(R) International Value
.. EQ/Oppenheimer Global                          . MFS(R) Investors Growth Stock Series
.. EQ/PIMCO Global Real Return/(2)/               . MFS(R) Investors Trust Series
.. EQ/PIMCO Ultra Short Bond                      . MFS(R) Technology
.. EQ/Real Estate PLUS/(2)/                       . MFS(R) Utilities Series
.. EQ/Small Company Index                         . PIMCO CommodityRealReturn(R) Strategy
.. EQ/T. Rowe Price Growth Stock                  . PIMCO Emerging Markets Bond
.. EQ/Templeton Global Equity                     . PIMCO Real Return
.. EQ/Van Kampen Comstock                         . PIMCO Total Return
.. EQ/Wells Fargo Omega Growth                    . ProFund VP Bear
.. AllianceBernstein VPS Balanced Wealth          . ProFund VP Biotechnology
  Strategy                                       . T.Rowe Price Health Sciences Portfolio II
.. AllianceBernstein VPS International Growth     . Van Eck VIP Global Hard Assets
.. American Century VP Large Company Value
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond
  Fund/SM(2)/
-------------------------------------------------------------------------------------------------


*  The "All Asset Portfolios"
** The "AXA Allocation Portfolios"
***The "AXA Strategic Allocation Portfolios"

(1)This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option versions of these funds will be identified with the prefix "GB". For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2)This new variable investment option will be available on or about May 1, 2013, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). ALSO, WE LIMIT THE NUMBER OF VARIABLE INVESTMENT OPTIONS THAT YOU MAY ELECT.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. The contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus

--------------------------------------------------------------------------------


       Index of key words and phrases                                 5
       Who is AXA Equitable?                                          7
       How to reach us                                                8
       Retirement Cornerstone(R) Series at a glance -- key features  10


       -----------------------------------------------------------------
       FEE TABLE
       -----------------------------------------------------------------

       Examples                                                      15
       Condensed financial information                               16


       -----------------------------------------------------------------
       1. CONTRACT FEATURES AND BENEFITS
       -----------------------------------------------------------------
       How you can purchase and contribute to your contract          17
       Owner and annuitant requirements                              17
       How you can make your contributions                           18
       What are your investment options under the contract?          19
       Portfolios of the Trusts                                      21
       Allocating your contributions                                 31
       Dollar cost averaging                                         33
       Credits (FOR SERIES CP(R) CONTRACTS)                          35
       Guaranteed minimum death benefit and Guaranteed income
         benefit base                                                37
       How withdrawals affect your Guaranteed benefits               39
       Guaranteed income benefit                                     40
       Death benefit                                                 44
       Dropping a Guaranteed benefit                                 45
       Guaranteed benefit offers                                     45
       Inherited IRA beneficiary continuation contract               45
       Your right to cancel within a certain number of days          47


       -----------------------------------------------------------------
       2. DETERMINING YOUR CONTRACT'S VALUE
       -----------------------------------------------------------------
       Your account value and cash value                             48
       Your contract's value in the variable investment options      48
       Your contract's value in the guaranteed interest option       48
       Your contract's value in the account for special dollar cost
         averaging                                                   48
       Effect of your account values falling to zero                 48


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

      -------------------------------------------------------------------
      3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS
      -------------------------------------------------------------------
      Transferring your account value                                 50
      Disruptive transfer activity                                    51
      Rebalancing among your Non-Guaranteed benefit variable
        investment options and guaranteed interest option             52


      -------------------------------------------------------------------
      4.ACCESSING YOUR MONEY
      -------------------------------------------------------------------
      Withdrawing your account value                                  54
      How withdrawals are taken from your Total account value         57
      Withdrawals treated as surrenders                               58
      Surrendering your contract to receive its cash value            58
      When to expect payments                                         58
      Your annuity payout options                                     59


      -------------------------------------------------------------------
      5.CHARGES AND EXPENSES
      -------------------------------------------------------------------
      Charges that AXA Equitable deducts                              62
      Charges that the Trusts deduct                                  65
      Group or sponsored arrangements                                 65
      Other distribution arrangements                                 66


      -------------------------------------------------------------------
      6.PAYMENT OF DEATH BENEFIT
      -------------------------------------------------------------------
      Your beneficiary and payment of benefit                         67
      Non-spousal joint owner contract continuation                   68
      Spousal continuation                                            68
      Beneficiary continuation option                                 69


      -------------------------------------------------------------------
      7.TAX INFORMATION
      -------------------------------------------------------------------
      Overview                                                        71
      Contracts that fund a retirement arrangement                    71
      Transfers among investment options                              71
      Taxation of nonqualified annuities                              71
      Individual retirement arrangements (IRAs)                       73
      Traditional individual retirement annuities (traditional IRAs)  74
      Roth individual retirement annuities (Roth IRAs)                78
      Federal and state income tax withholding and information
        reporting                                                     81
      Special rules for contracts funding qualified plans             82
      Impact of taxes to AXA Equitable                                82


      -------------------------------------------------------------------
      8.MORE INFORMATION
      -------------------------------------------------------------------
      About Separate Account No. 70                                   83
      About the Trusts                                                83
      About the general account                                       83
      About other methods of payment                                  84
      Dates and prices at which contract events occur                 84
      About your voting rights                                        85
      Misstatement of age                                             85
      Statutory compliance                                            85
      About legal proceedings                                         86
      Financial statements                                            86



         Transfers of ownership, collateral assignments, loans and
           borrowing                                                86
         About Custodial IRAs                                       86
         How divorce may affect your guaranteed benefits            86
         Distribution of the contracts                              87


         --------------------------------------------------------------
         APPENDICES
         --------------------------------------------------------------

          I  --  Condensed financial information                      I-1
         II  --  Purchase considerations for QP contracts            II-1
        III  --  Guaranteed benefit base examples                   III-1
         IV  --  Hypothetical illustrations                          IV-1
          V  --  State contract availability and/or variations of
                   certain features and benefits                      V-1
         VI  --  Examples of Automatic payment plans                 VI-1
        VII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                         VII-1
       VIII  --  Contract variations                               VIII-1
         IX  --  Rules regarding contributions to your contract      IX-1


       ------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                    PAGE

       account for special dollar cost averaging                     32
       account for special money market dollar cost averaging        35
       administrative charge                                         63
       annual administrative charge                                  64
       Annual Ratchet to age 85 benefit base                         38
       Annual Ratchet to age 95 benefit base                         38
       Annual Ratchet death benefit                                  66
       Annual Roll-up rate                                           42
       Annual withdrawal amount                                      42
       annuitant                                                     18
       annuitization                                                 60
       annuity maturity date                                         61
       annuity payout options                                        60
       automatic investment program                                  85
       beneficiary                                                   67
       Beneficiary continuation option                               70
       business day                                                  85
       cash value                                                    49
       charges for state premium and other applicable taxes          66
       contract date                                                 19
       contract date anniversary                                     19
       contract year                                                 19
       contributions to Roth IRAs                                    79
          regular contributions                                      79
          rollovers and direct transfers                             80
          conversion rollover contributions                          79
       contributions to traditional IRAs                             75
          regular contributions                                      75
          rollovers and direct transfers                             80
       Credit                                                        36
       Custom Selection Rules                                        32
       disability, terminal illness or confinement to nursing home   65
       disruptive transfer activity                                  52
       distribution charge                                           63
       ERISA                                                         67
       fixed-dollar option                                           36
       free look                                                     48
       free withdrawal amount                                        65
       general account                                               84
       general dollar cost averaging                                 36
       guaranteed interest option                                    32
       Guaranteed benefit account value                              49
       Guaranteed benefit variable investment options                20
       Guaranteed minimum death benefits                             45


                                                                PAGE
            Guaranteed minimum death benefit and
              Guaranteed income benefit base                     38
            GIB Roll-up benefit base and Roll-up to age 85
              benefit base reset                                 39
            GIB Roll-up benefit base                             39
            Guaranteed income benefit                            41
            Guaranteed income benefit charge                     66
            Inherited IRA                                         1
            investment options                                    1
            Investment simplifier                                36
            IRA                                                   1
            IRS                                                  72
            lifetime required minimum distribution withdrawals   57
            market timing                                        52
            Mortality and expense risks charge                   63
            Non-Guaranteed benefit account value                 49
            Non-Guaranteed benefit variable investment options   20
            Non-qualified annuity ("NQ ")                         1
            Online Account Access                                 8
            partial withdrawals and surrenders                   56
            Portfolio                                             2
            processing office                                     8
            Qualified Plan ("QP")                                 1
            rebalancing                                          53
            Renewal rate                                         42
            Roth IRA                                              1
            SAI                                                   1
            Separate Account No. 70                              84
            Special DCA program                                  34
            special dollar cost averaging                        34
            special money market dollar cost averaging           35
            Spousal continuation                                 69
            substantially equal withdrawals                      57
            systematic account sweep program                     53
            systematic withdrawals                               56
            ten-year Treasuries formula rate                     42
            Total account value                                  49
            TOPS                                                  8
            traditional IRA                                       1
            Trusts                                               84
            unit                                                 49
            variable investment options                          21
            wire transmittals and electronic applications        85
            withdrawal charge                                    64

                        INDEX OF KEY WORDS AND PHRASES

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

unit                                   Accumulation Unit

Guaranteed income benefit              Guaranteed Minimum Income Benefit

Guaranteed minimum death benefit       Guaranteed death benefit

guaranteed interest option             Guaranteed Interest Account

Guaranteed benefit account value       Guaranteed Benefit Annuity Account
                                       Value

Guaranteed benefit variable            Guaranteed Benefit Account
investment options and contributions
to a Special DCA program designated
for the Guaranteed benefit variable
investment options

Non-Guaranteed benefit account value   Non-Guaranteed Benefit Annuity
                                       Account Value

Non-Guaranteed benefit variable        Long-Term Accumulation Account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
the Non-Guaranteed benefit variable
investment options
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, or delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions, including termination of a systematic withdrawal option;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Guaranteed benefit account value, and
    Non-Guaranteed benefit account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Non- Guaranteed benefit account value (through Online Account Access only) (when available);

..   request a quote of your Annual withdrawal amount (through Online Account
    Access) (when available);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                             WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days.

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your Roll-up to age 95 benefit base ("GIB Roll-up benefit base") and your Roll-up to age 85 benefit base (together, the "Roll-up benefit bases");

(10)death claims;

(11)change in ownership (NQ only, if available under your contract);

(12)purchase by, or change of ownership to, a non-natural owner;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14)requests to drop your Guaranteed income benefit or your Guaranteed minimum death benefit;

(15)requests to collaterally assign your NQ contract;

(16)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);


(17)requests to enroll in or cancel the systematic account sweep program;

(18)transfers into and among the investment options; and

(19)requests for withdrawals.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)special dollar cost averaging (if available); and

(5)special money market dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST ONE CALENDAR DAY PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:


(1)opt out of an automatic reset of a Roll-up benefit base that is subject to an increase in a charge.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

FOUR CONTRACT SERIES  This Prospectus describes four series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, and Series C (together "the Retirement Cornerstone(R)
                      Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                      Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" and "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.

                              SERIES B  SERIES CP(R)  SERIES L  SERIES C
       ------------------------------------------------------------------
       Special dollar cost      Yes         No          Yes       No
       averaging
       ------------------------------------------------------------------
       Special money market     No          Yes         No        Yes
       dollar cost averaging
       ------------------------------------------------------------------
       Credits                  No          Yes         No        No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX CONSIDERATIONS          .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA) , or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT   The GIB guarantees, subject to certain restrictions, annual
("GIB")                     lifetime payments ("Lifetime GIB payments"), which will
                            begin automatically at the earliest of (i) the contract
                            date anniversary following the date your Guaranteed benefit account value falls to zero, except as the result of a
                            withdrawal in excess of the Annual withdrawal amount
                            ("Excess withdrawal"); (ii) the contract date anniversary
                            following the 95th birthday; and (iii) the contract's
                            maturity date. Lifetime GIB payments can be on a single or joint life basis. An Excess withdrawal that reduces your
                            Guaranteed benefit account value to zero will cause your
                            benefit to terminate. Lifetime GIB payments are based on
                            your GIB benefit base, which is the greater of your GIB
                            Roll-up and your Annual Ratchet to age 95 benefit bases.
                            Beginning in the second contract year, and prior to the
                            beginning of your Lifetime GIB payments, the GIB allows you to take certain withdrawals (your "Annual withdrawal
                            amount") that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual Ratchet
                            to age 95 benefit base at the time of the withdrawal.
                            However, if your Annual Ratchet to age 95 benefit base
                            exceeds your GIB Roll-up benefit base at the time of the
                            withdrawal, any withdrawal will reduce your GIB
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

                          benefit base. See "Guaranteed minimum death benefit and
                          Guaranteed income benefit base," as well as "Lifetime GIB
                          payments" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" later
                          in this Prospectus. Investment restrictions apply.
--------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH  .   Return of Principal death benefit
BENEFITS ("GMDB")         .   Annual Ratchet death benefit
                          .   "Greater of" death benefit (can only be elected in
                              combination with the GIB)
--------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and, in
                          parenthesis, subsequent contribution amounts under the
                          contracts. Please see "Rules regarding contributions to
                          your contract" in "Appendix IX" for more information,
                          including important limitations on contributions.

                            SERIES B           SERIES CP(R)        SERIES L            SERIES C
----------------------------------------------------------------------------------------------------------
NQ                          $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA     $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary   $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)
continuation contract
(traditional IRA or Roth
IRA) ("Inherited IRA")
----------------------------------------------------------------------------------------------------------
QP                          $5,000($500)       $10,000($500)       $10,000($500)       n/a
----------------------------------------------------------------------------------------------------------
/(1)/$100 monthly and $300 quarterly under our automatic investment program.

Maximum contribution limitations apply to all contracts. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
----------------------------------------------------------------------------------------------------------

                               Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                               including our rights to: (i) change minimum and maximum
                               contribution requirements and limitations, and (ii)
                               discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                               contributions and transfers to any of the variable
                               investment options (including the Guaranteed benefit
                               variable investment options) and to limit the number of
                               variable investment options which you may elect.
-------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is either 4% or 5%
                               of each contribution, depending on certain factors. The
                               Credit is subject to recovery by us in certain limited
                               circumstances.
-------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY           .   Partial withdrawals
                               .   Several options for withdrawals on a periodic basis
                               .   Contract surrender
                               .   Maximum payment plan (only under contracts with GIB)
                               .   Customized payment plan (only under contracts with GIB)
                               You may incur a withdrawal charge for certain withdrawals
                               or if you surrender your contract. You may also in-cur
                               income tax and a tax penalty. Certain withdrawals will
                               diminish the value of any Guaranteed benefits you elect.
-------------------------------------------------------------------------------------------
PAYOUT OPTIONS                 .   Fixed annuity payout options
-------------------------------------------------------------------------------------------
ACCOUNT VALUES                 NON-GUARANTEED BENEFIT ACCOUNT VALUE
                               .   Non-Guaranteed benefit variable investment options
                               .   Guaranteed interest option
                               .   Amounts in a Special DCA program designated for
                                   Non-Guaranteed benefit variable investment options or
                                   the guaranteed interest option
                               ------------------------------------------------------------
                               GUARANTEED BENEFIT ACCOUNT VALUE
                               .   Guaranteed benefit variable investment options
                               .   Amounts in a Special DCA program designated for
                                   Guaranteed benefit variable investment options
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Automatic quarterly rebalancing (for the Guaranteed
                               benefit variable investment options)
                           .   Optional rebalancing (for amounts in the Non-Guaranteed
                               benefit variable investment options and guaran- teed
                               interest option.)
                           .   Systematic account sweep program (four options for
                               transfers from the Non-Guaranteed benefit account value
                               to the Guaranteed benefit account value)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nurs- ing home
                           .   Option to drop your Guaranteed benefits after issue.
                               For all contracts except Series C, this option is
                               avail- able if there are no withdrawal charges in
                               effect for any contributions. For Series C contracts,
                               you cannot drop your Guaranteed benefit(s) until the
                               later of: (i) four years from the date we issue the
                               contract, or (ii) the contract date anniversary
                               following the first contribution or transfer to the
                               Guaranteed benefit account value. Based on these
                               conditions, you may not be able to drop your Guaranteed
                               benefits for several years.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Roll-up to age 85 benefit base and GIB Roll-up benefit
                               base resets
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right you must mail the
                           contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you
                           receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain
                           number of days" in "Contract features and benefits" later
                           in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/



------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you
surrender your contract or make certain
withdrawals or apply your cash value to certain    SERIES B SERIES CP(R) SERIES L SERIES C
payout options)./(2)/                              7.00%    8.00%/(6)/   8.00%    N/A

Charge for each additional transfer in excess of             Maximum Charge: $35
12 transfers per contract year:/(3)/                         Current Charge: $0


SPECIAL SERVICE CHARGES:

..   Wire transfer charge                             Current and Maximum Charge:        $90

..   Express mail charge                              Current and Maximum Charge:        $35

..   Duplicate contract charge                        Current and Maximum Charge:        $35
---------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
---------------------------------------------------------------------------------------------
Maximum annual administrative charge/(4)/
   If your account value on a contract date
   anniversary is less than $50,000/(5)/             $30

   If your account value on a contract date
   anniversary is $50,000 or more                    $0
---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES /(6)/:              SERIES B  SERIES CP(R) SERIES L SERIES C
                                                     --------  ---------    -------- --------
Mortality and expense risks                          0.80%     0.95%        1.10%    1.10%
Administrative                                       0.30%     0.35%        0.30%    0.25%
Distribution                                         0.20%     0.25%        0.25%    0.35%
                                                     -----     -----        -----    -----
Total separate account annual expenses               1.30%     1.55%        1.65%    1.70%
---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY OF THE FOLLOWING
 OPTIONAL BENEFITS
---------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE
(Calculated as a percentage of the applicable
benefit base./(7) /Deducted annually/(8) /on each
contract date anniversary for which the benefit
is in effect.)

   Return of Principal death benefit                 No Charge

   Annual Ratchet death benefit                      0.25% (current and maximum)
---------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge (IF THE ROLL-UP TO AGE 85
   BENEFIT BASE RESETS, WE RESERVE THE RIGHT TO
   INCREASE YOUR CHARGE UP TO):                      1.05%

   Current Charge:                                   0.90%
---------------------------------------------------------------------------------------------

                                   FEE TABLE

----------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a
percentage of the GIB benefit base/(7)/. Deducted
annually/(8) /on each contract date anniversary
for which the benefit is in effect.)

   Maximum Charge (IF THE GIB ROLL-UP BENEFIT
   BASE RESETS, WE RESERVE
   THE RIGHT TO INCREASE YOUR CHARGE UP TO):         1.20%

   Current Charge:                                   0.90%
----------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other   Lowest Highest
expenses)/(*)/                                                                       0.63%  35.18%
---------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  2.27%
----------------------------------------------------------------------------------------------------------------------



   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.


(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" in "Charges and expenses" later in this Prospectus.

(4)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(5)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(6)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the separate account annual expenses and the withdrawal charge compensate us for the expense associated with the Credit.

(7)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contributions or transfer to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for transfers to the Guaranteed benefit variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Guaranteed benefit account value. See "Guaranteed minimum death benefit and Guaranteed income benefit base" in "Contract features and benefits" later in this Prospectus.

(8)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit and the Guaranteed income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Series B: 0.012%; Series CP(R):
0.009%; Series L: 0.008%; and Series C: 0.006%. As discussed immediately below, the example further assumes the highest minimum Annual Roll-up rate of 8% is applied to the Roll-up benefit bases annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each benefit's benefit base.


We reserve the right to declare an Annual Roll-up rate in excess of 8%. Because the "Greater of" death benefit and the GIB charges are based on their respective benefit bases, a higher Annual Roll-up rate could result in a larger GIB benefit base. The same charge applied to a larger GIB benefit base would result in higher expenses. However, since we cannot predict how high an Annual Roll-up rate might be, we have based the example on an Annual Roll-up rate of 8%, which is the highest rate available under the ten-year Treasuries formula rate. See "The ten-year Treasuries formula rate" under "Guaranteed income benefit" in "Contract features and benefits".


Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.


The example assumes that you invest $10,000 in the Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Guaranteed benefit variable investment options that invest in portfolios with (a) the maximum fees and expenses and (b) the minimum fees and expenses (before expense limitations). The Guaranteed benefit variable investment options with the maximum and minimum underlying Portfolio fees and expenses are AXA Tactical Manager 400 and EQ/Core Bond Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,165   $2,047    $3,001    $5,511    $465    $1,447    $2,501    $5,511
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,109   $1,880    $2,729    $5,007    $409    $1,280    $2,229    $5,007
---------------------------------------------------------------------------------------------------------------
                                             SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,303   $2,259    $3,185    $5,863    $503    $1,559    $2,685    $5,863
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,244   $2,086    $2,905    $5,349    $444    $1,386    $2,405    $5,349
---------------------------------------------------------------------------------------------------------------
                                               SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,302   $2,153    $2,672    $5,819    $502    $1,553    $2,672    $5,819
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,245   $1,987    $2,404    $5,333    $445    $1,387    $2,404    $5,333
---------------------------------------------------------------------------------------------------------------
                                               SERIES C
---------------------------------------------------------------------------------------------------------------
                                                                            IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE    SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD              THE APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                      1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       N/A      $1,917    $3,045    $6,211    $507    $1,567    $2,695    $5,861
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       N/A      $1,752    $2,778    $5,728    $450    $1,402    $2,428    $5,378
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

The next example shows the expenses that a hypothetical contract owner who has not elected any optional benefits would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated administrative charge calculated as a percentage of contract value, as follows:
Series B: 0.012%; Series CP(R): 0.009%; Series L: 0.008%; and Series C: 0.006%.

The example assumes amounts are allocated to the most expensive and least expensive portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option, and the Special DCA programs.


The example assumes that you invest $10,000 in the Non-Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Non-Guaranteed benefit variable investment options set forth in the previous charts. The Non-Guaranteed benefit variable investment options with the maximum and minimum underlying Portfolio fees and expenses are Guggenheim VT Multi-Hedge Strategies and EQ/Equity 500 Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           SERIES B
-------------------------------------------------------------------------------------------
                                                       IF YOU DO NOT SURRENDER YOUR
                IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
-------------------------------------------------------------------------------------------
                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------
(a)assuming
   maximum
   fees and
   expenses of
   any of the
   Portfolios   $4,531   $8,690    $10,484  $11,301   $3,831   $8,090    $ 9,984  $11,301
-------------------------------------------------------------------------------------------
(b)assuming
   minimum
   fees and
   expenses of
   any of the
   Portfolios   $  904   $1,230    $ 1,582  $ 2,333   $  204   $  630    $ 1,082  $ 2,333
-------------------------------------------------------------------------------------------
                         SERIES CP(R)
-------------------------------------------------------------------------------------------
                                                       IF YOU DO NOT SURRENDER YOUR
                IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
-------------------------------------------------------------------------------------------
                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------
(a)assuming
   maximum
   fees and
   expenses of
   any of the
   Portfolios   $4,812   $9,146    $10,903  $11,749   $4,012   $8,446    $10,403  $11,749
-------------------------------------------------------------------------------------------
(b)assuming
   minimum
   fees and
   expenses of
   any of the
   Portfolios   $1,039   $1,437    $ 1,761  $ 2,703   $  239   $  737    $ 1,261  $ 2,703
-------------------------------------------------------------------------------------------
                           SERIES L
-------------------------------------------------------------------------------------------
                                                       IF YOU DO NOT SURRENDER YOUR
                IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
-------------------------------------------------------------------------------------------
                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------
(a)assuming
   maximum
   fees and
   expenses of
   any of the
   Portfolios   $4,668   $8,734    $10,011  $11,296   $3,868   $8,134    $10,011  $11,296
-------------------------------------------------------------------------------------------
(b)assuming
   minimum
   fees and
   expenses of
   any of the
   Portfolios   $1,040   $1,340    $ 1,265  $ 2,703   $  240   $  740    $ 1,265  $ 2,703
-------------------------------------------------------------------------------------------
                           SERIES C
-------------------------------------------------------------------------------------------
                                                        IF YOU SURRENDER OR DO NOT
                                                      SURRENDER YOUR CONTRACT AT THE END
                IF YOU ANNUITIZE AT THE END OF THE                  OF
                    APPLICABLE TIME PERIOD              THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------------
PORTFOLIO NAME  1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------
(a)assuming
   maximum
   fees and
   expenses of
   any of the
   Portfolios   N/A      $8,490    $10,365  $11,645   $3,873   $8,140    $10,015  $11,295
-------------------------------------------------------------------------------------------
(b)assuming
   minimum
   fees and
   expenses of
   any of the
   Portfolios   N/A      $1,105    $ 1,640  $ 3,104   $  245   $  755    $ 1,290  $ 2,754
-------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2012.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX summarize our current rules regarding contributions to your contract, which are subject to change. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Subsequent contributions may not be permitted in your state. Please see Appendix V later in this Prospectus for any applicable state variation.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix V later in this Prospectus for more information on state variations.

You may not contribute or transfer more than $1,500,000 to your Guaranteed benefit variable investment options and a Special DCA program with amounts designated for the Guaranteed benefit variable options.

Once a withdrawal is taken from your Guaranteed benefit account value, you cannot make additional contributions to your Guaranteed benefit account value. You may, however, be able to continue to make transfers from your Non-Guaranteed benefit account value to the Guaranteed benefit variable investment options until such time you make a subsequent contribution to your Non-Guaranteed benefit account value.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Series B, Series L, Series CP(R), and Series C contracts, respectively, are purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Guaranteed benefit variable investment options.

..   Default certain contributions and transfers designated for a Guaranteed benefit variable investment option(s) to the corresponding Non-Guaranteed benefit variable investment option(s), which invests in the same underlying portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses.

                        CONTRACT FEATURES AND BENEFITS

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and elect a Guaranteed benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Retirement Cornerstone(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the benefit base for a Guaranteed benefit. Also, the amount may be greater than the Annual withdrawal amount under the GIB. See the discussion of these benefits later in this section.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

If you do not elect a Guaranteed benefit at issue, your investment options are limited to the following for the life of the contract:

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    Series CP(R) contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

If you elect a Guaranteed benefit at issue, whether or not you fund the Guaranteed benefits, your investment options are the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    Series CP(R) contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected when you purchased your contract. These amounts will be included in your Guaranteed benefit bases and will become part of your Guaranteed benefit account value. All amounts allocated to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for Guaranteed benefit variable investment options are subject to the terms and conditions of the Guaranteed benefits you elected.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you elect a Guaranteed benefit at issue, there is no requirement that you must fund it at issue.

IF YOU ELECT A GUARANTEED BENEFIT AT ISSUE AND ALLOCATE ANY AMOUNT TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS IN YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options or the guaranteed interest option. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options available to you. It is important to note that the Guaranteed benefit variable investment options are also available as Non-Guaranteed benefit variable investment options. The Guaranteed benefit variable investment options invest in the same portfolios as the corresponding Non-Guaranteed benefit variable investment options. To show that these options are available both with and without a Guaranteed benefit, our contract applications, administrative forms and website often show separate lists for the Guaranteed benefit variable investment options and the Non-Guaranteed benefit variable investment options using the prefix "GB" for the Guaranteed benefit variable investment options. We do this so we can easily indicate those amounts you wish to have allocated in connection with your Guaranteed benefit(s) and those amounts you wish to have allocated to your Non-Guaranteed benefit account value.


---------------------------------------------------------------------------------------------
 *GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
 AXA STRATEGIC ALLOCATION
---------------------------------------------------------------------------------------------
.. GB AXA Balanced Strategy                     . GB AXA Moderate Growth Strategy
.. GB AXA Conservative Growth Strategy          . GB EQ/AllianceBernstein Dynamic Wealth
.. GB AXA Conservative Strategy                   Strategies
---------------------------------------------------------------------------------------------
 FIXED INCOME
---------------------------------------------------------------------------------------------
.. GB EQ/Core Bond Index
.. GB EQ/Intermediate Government Bond Index
---------------------------------------------------------------------------------------------
 EQUITY
---------------------------------------------------------------------------------------------
.. GB AXA Growth Strategy                       . GB AXA Tactical Manager 500
.. GB AXA Tactical Manager International        . GB AXA Tactical Manager 2000
.. GB AXA Tactical Manager 400
---------------------------------------------------------------------------------------------
 NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. 7Twelve Balanced Portfolio                   . BlackRock Large Cap Growth V.I. Fund
.. All Asset Aggressive-Alt 25                  . EQ/AllianceBernstein Dynamic Wealth
.. All Asset Moderate Growth-Alt 15               Strategies
.. All Asset Growth-Alt 20                      . EQ/AllianceBernstein Small Cap Growth
.. AllianceBernstein VPS Balanced Wealth        . EQ/AXA Franklin Small Cap Value Core
  Strategy                                     . EQ/BlackRock Basic Value Equity
.. AllianceBernstein VPS International Growth   . EQ/Boston Advisors Equity Income
.. American Century VP Large Company Value      . EQ/Capital Guardian Research
.. American Century VP Mid Cap Value            . EQ/Common Stock Index
.. American Funds Insurance Series(R) Bond      . EQ/Core Bond Index
.. American Funds Insurance Series(R) Global    . EQ/Davis New York Venture
  Small Capitalization                         . EQ/Emerging Markets Equity PLUS
.. American Funds Insurance Series(R) New       . EQ/Equity 500 Index
  World                                        . EQ/Franklin Core Balanced
.. American Funds Insurance Series(R)           . EQ/Franklin Templeton Allocation
  Protected Asset Allocation                   . EQ/GAMCO Mergers and Acquisitions
.. AXA Aggressive Allocation                    . EQ/GAMCO Small Company Value
.. AXA Moderate Allocation                      . EQ/Global Bond PLUS
.. AXA Moderate-Plus Allocation                 . EQ/Global Multi-Sector Equity
.. AXA Balanced Strategy                        . EQ/High Yield Bond
.. AXA Conservative Growth Strategy             . EQ/Intermediate Government Bond
.. AXA Conservative Strategy                    . EQ/International Core PLUS
.. AXA Growth Strategy                          . EQ/International ETF
.. AXA Moderate Growth Strategy                 . EQ/International Equity Index
.. AXA Tactical Manager 400                     . EQ/International Value PLUS
.. AXA Tactical Manager 500                     . EQ/JPMorgan Value Opportunities
.. AXA Tactical Manager 2000                    . EQ/Large Cap Growth Index
.. AXA Tactical Manager International           . EQ/Large Cap Growth PLUS
.. BlackRock Global Allocation V.I. Fund        . EQ/Large Cap Value Index
                                               . EQ/Large Cap Value PLUS
---------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------
 NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. EQ/MFS International Growth                  . Guggenheim VT Global Managed Futures
.. EQ/Mid Cap Index                               Strategy Fund
.. EQ/Mid Cap Value PLUS                        . Guggenheim VT Multi-Hedge Strategies Fund
.. EQ/Money Market                              . Invesco V.I. Diversified Dividend
.. EQ/Montag & Caldwell Growth                  . Invesco V.I. Global Real Estate
.. EQ/Morgan Stanley Mid Cap Growth             . Invesco V.I. High Yield
.. EQ/Mutual Large Cap Equity                   . Invesco V.I. International Growth
.. EQ/Natural Resources PLUS                    . Invesco V.I. Mid Cap Core Equity
.. EQ/Oppenheimer Global                        . Invesco V.I. Small Cap Equity
.. EQ/PIMCO Ultra Short Bond                    . Invesco V.I. American Franchise
.. EQ/PIMCO Global Real Return                  . Ivy Funds VIP Asset Strategy
.. EQ/Real Estate PLUS                          . Ivy Funds VIP Dividend Opportunities
.. EQ/Small Company Index                       . Ivy Funds VIP Energy
.. EQ/T. Rowe Price Growth Stock                . Ivy Funds VIP Global Natural Resources
.. EQ/Templeton Global Equity                   . Ivy Funds VIP High Income
.. EQ/Van Kampen Comstock                       . Ivy Funds VIP Mid Cap Growth
.. EQ/Wells Fargo Omega Growth                  . Ivy Funds VIP Science and Technology
.. Fidelity(R) VIP Asset Manager: Growth        . Ivy Funds VIP Small Cap Growth
.. Fidelity(R) VIP Contrafund(R)                . Lazard Retirement Emerging Markets Equity
.. Fidelity(R) VIP Freedom 2015                 . Lord Abbett Bond Debenture
.. Fidelity(R) VIP Freedom 2020                 . Lord Abbett Classic Stock
.. Fidelity(R) VIP Freedom 2025                 . Lord Abbett Growth Opportunities
.. Fidelity(R) VIP Freedom 2030                 . MFS(R) International Value
.. Fidelity(R) VIP Mid Cap                      . MFS(R) Investors Growth Stock Series
.. Fidelity(R) VIP Strategic Income             . MFS(R) Investors Trust Series
.. First Trust/Dow Jones Dividend and Income    . MFS(R) Technology
  Allocation Portfolio                         . MFS(R) Utilities Series
.. Franklin Income Securities                   . PIMCO CommodityRealReturn(R) Strategy
.. Franklin Rising Dividends Securities Fund    . PIMCO Emerging Markets Bond
.. Franklin Strategic Income Securities         . PIMCO Real Return
.. Franklin Templeton VIP Founding Funds        . PIMCO Total Return
  Allocation                                   . ProFund VP Bear
.. Mutual Shares Securities                     . ProFund VP Biotechnology
.. Templeton Developing Markets Securities      . T.Rowe Price Health Sciences Portfolio II
.. Templeton Foreign Securities                 . Van Eck VIP Global Hard Assets
.. Templeton Global Bond Securities
.. Templeton Growth Securities
.. Goldman Sachs VIT Mid Cap Value
---------------------------------------------------------------------------------------------


Only amounts allocated to a Special DCA program designated for a Guaranteed benefit variable investment option will be included in the Guaranteed benefit account value. All other amounts allocated to a Special DCA program will be included in your Non-Guaranteed benefit account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Non-Guaranteed and Guaranteed benefit variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Guaranteed benefit variable investment options) and to limit the number of variable investment options which you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Strategic Allocation Portfolios, the AXA Allocation Portfolios, the All Asset Portfolios and the EQ/Franklin Templeton Allocation Portfolio use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions. If you have the GIB or other Guaranteed benefit, this strategy may also indirectly suppress the value of the Guaranteed benefit bases.


You should be aware that having the GIB or other Guaranteed benefits limits your ability to invest in some of the variable investment options otherwise available to you under the contract. If you do not have the GIB or other Guaranteed benefits then, unless otherwise stated in this Prospectus, you may select from the variable investment options listed below. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

The investment strategies of the Portfolios and the restrictions on investment options are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. These approaches, while reducing volatility, may also suppress the investment performance of your contract and the value of your Guaranteed benefit bases.


--------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                      INVESTMENT MANAGER
 TRUST                                                                (OR SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)
--------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class A     Seeks to achieve long-term capital  .   AXA Equitable
  ALLOCATION                      appreciation.                           Funds Management
                                                                          Group, LLC
--------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital  .   AXA Equitable
  ALLOCATION                      appreciation and current income.        Funds Management
                                                                          Group, LLC
--------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER
 TRUST                                                                         (OR SUB-ADVISER(S),
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS       Class A     Seeks to achieve long-term capital         .   AXA Equitable
  ALLOCATION                        appreciation and current income, with a        Funds Management
                                    greater emphasis on capital appreciation.      Group, LLC
-------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                             SUB-ADVISER(S),
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
ALL ASSET                           Seeks long-term capital appreciation and   .   AXA Equitable
  AGGRESSIVE - ALT                  current income, with a greater emphasis        Funds Management
  25/(1)/                           on capital appreciation.                       Group, LLC
-------------------------------------------------------------------------------------------------------
All ASSET               Class IA    Seeks long-term capital appreciation and   .   AXA Equitable
  GROWTH-ALT 20                     current income.                                Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------
ALL ASSET                           Seeks long-term capital appreciation and   .   AXA Equitable
  MODERATE GROWTH -                 current income, with a greater emphasis        Funds Management
  ALT 15/(1)/                       on current income.                             Group, LLC
-------------------------------------------------------------------------------------------------------
AXA BALANCED            Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  STRATEGY/(2)/                     current income.                                Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE        Class IB    Seeks current income and growth of         .   AXA Equitable
  GROWTH                            capital, with a greater emphasis on            Funds Management
  STRATEGY/(2)/                     current income.                                Group, LLC
-------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE        Class IB    Seeks a high level of current income.      .   AXA Equitable
  STRATEGY/(2)/                                                                    Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------
AXA GROWTH              Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  STRATEGY/(2)/                     current income, with a greater emphasis        Funds Management
                                    on capital appreciation.                       Group, LLC
-------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH     Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  STRATEGY/(2)/                     current income, with a greater emphasis        Funds Management
                                    on current income.                             Group, LLC
-------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  MANAGER 400/(2)/                  capital with an emphasis on risk-adjusted      L.P.
                                    returns and managing volatility in the     .   AXA Equitable
                                    Portfolio.                                     Funds Management
                                                                                   Group, LLC
                                                                               .
                                                                                   BlackRock Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  MANAGER 500/(2)/                  capital with an emphasis on risk-adjusted      L.P.
                                    returns and managing volatility in the     .   AXA Equitable
                                    Portfolio.                                     Funds Management
                                                                                   Group, LLC
                                                                               .
                                                                                   BlackRock Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  MANAGER 2000/(2)/                 capital with an emphasis on risk-adjusted      L.P.
                                    returns and managing volatility in the     .   AXA Equitable
                                    Portfolio.                                     Funds Management
                                                                                   Group, LLC
                                                                               .
                                                                                   BlackRock Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------
AXA TACTICAL            Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
  MANAGER                           capital with an emphasis on risk-adjusted      L.P.
  INTERNATIONAL/(2)/                returns and managing volatility in the     .   AXA Equitable
                                    Portfolio.                                     Funds Management
                                                                                   Group, LLC
                                                                               .
                                                                                   BlackRock Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------
                        Class IB    Seeks to achieve total return from long-   .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN              term growth of capital and income.             L.P
  DYNAMIC WEALTH
  STRATEGIES/(2)/
-------------------------------------------------------------------------------------------------------
                        Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN              capital.                                       L.P.
  SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                            SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN       Class IA    Seeks to achieve long-term total return     .   AXA Equitable
  SMALL CAP VALUE                 with an emphasis on risk-adjusted returns       Funds Management
  CORE                            and managing volatility in the Portfolio.       Group, LLC
                                                                              .
                                                                                  BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Franklin Advisory
                                                                                  Services, LLC
------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Class IA    Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY                    secondarily, income.                            Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS    Class IA    Seeks a combination of growth and           .   Boston Advisors,
  EQUITY INCOME                   income to achieve an above-average and          LLC
                                  consistent total return.
------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Class IA    Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                        capital.                                        Trust Company
------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                           expenses that approximates the total            L.P.
                                  return performance of the Russell 3000
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------
EQ/CORE BOND          Class IB    Seeks to achieve a total return before      .   AXA Equitable
  INDEX/(2)/                      expenses that approximates the total            Funds Management
                                  return performance of the Barclays              Group, LLC
                                  Intermediate U.S. Government/Credit         .   SSgA Funds
                                  Index, including reinvestment of                Management, Inc.
                                  dividends, at a risk level consistent with
                                  that of the Barclays Intermediate U.S.
                                  Government/Credit Index.
------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK     Class IA    Seeks to achieve long-term growth of        .   Davis Selected
  VENTURE                         capital.                                        Advisers, L.P.
------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS/(1)/                capital.                                        L.P.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
                                                                              .   EARNEST Partners,
                                                                                  LLC
------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                  expenses that approximates the total            L.P.
                                  return performance of the S&P 500 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the S&P
                                  500 Index.
------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE      Class IA    Seeks to maximize income while              .   AXA Equitable
  BALANCED                        maintaining prospects for capital               Funds Management
                                  appreciation with an emphasis on risk-          Group, LLC
                                  adjusted returns and managing volatility    .   BlackRock
                                  in the Portfolio.                               Investment
                                                                                  Management, LLC
                                                                              .   Franklin
                                                                                  Advisers, Inc.
------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Class IA    Primarily seeks capital appreciation and    .   AXA Equitable
  TEMPLETON                       secondarily seeks income.                       Funds Management
  ALLOCATION                                                                      Group, LLC
------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Class IA    Seeks to achieve capital appreciation.      .   GAMCO Asset
  AND ACQUISITIONS                                                                Management, Inc.
------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Class IA    Seeks to maximize capital appreciation.     .   GAMCO Asset
  COMPANY VALUE                                                                   Management, Inc.
------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                            SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Class IA    Seeks to achieve capital growth and         .   AXA Equitable
                                  current income.                                 Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   First
                                                                                  International
                                                                                  Advisors, LLC
                                                                              .   Wells Capital
                                                                                  Management, Inc.
----------------------------------------------------------------------------------------------------
EQ/GLOBAL             Class IA    Seeks to achieve long-term capital          .   AXA Equitable
  MULTI-SECTOR                    appreciation with an emphasis on risk-          Funds Management
  EQUITY                          adjusted returns and managing volatility        Group, LLC
                                  in the Portfolio.                           .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Morgan Stanley
                                                                                  Investment
                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------
EQ/HIGH YIELD         Class IB    Seeks to maximize current income.           .   AXA Equitable
  BOND/(1)/                                                                       Funds Management
                                                                                  Group, LLC
                                                                              .   AXA Investment
                                                                                  Managers, Inc.
----------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Class IB    Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT                      expenses that approximates the total            Funds Management
  BOND/(2)/                       return performance of the Barclays              Group, LLC
                                  Intermediate U.S. Government Bond           .   SSgA Funds
                                  Index, including reinvestment of                Management, Inc.
                                  dividends, at a risk level consistent with
                                  that of the Barclays Intermediate U.S.
                                  Government Bond Index.
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to achieve long-term growth of        .   AXA Equitable
  CORE PLUS                       capital with an emphasis on risk-adjusted       Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                  .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Hirayama
                                                                                  Investments, LLC
                                                                              .   WHV Investment
                                                                                  Management
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF  Class IA    Seeks long-term capital appreciation.       .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX                    expenses) that approximates the total           L.P.
                                  return performance of a composite index
                                  comprised of 40% DJ EURO STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to provide current income and long-   .   AXA Equitable
  VALUE PLUS                      term growth of income, accompanied by           Funds Management
                                  growth of capital with an emphasis on           Group, LLC
                                  risk-adjusted returns and managing          .   BlackRock
                                  volatility in the Portfolio.                    Investment
                                                                                  Management, LLC
                                                                              .   Northern Cross,
                                                                                  LLC
----------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Class IA    Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES                   appreciation.                                   Investment
                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                           expenses that approximates the total            L.P.
                                  return performance of the Russell 1000
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000 Growth Index.
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                            SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to provide long-term capital growth   .   AXA Equitable
  PLUS                            with an emphasis on risk-adjusted returns       Funds Management
                                  and managing volatility in the Portfolio.       Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Marsico Capital
                                                                                  Management, LLC
-------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve a total return before      .   SSgA Funds
  INDEX                           expenses that approximates the total            Management, Inc.
                                  return performance of the Russell 1000
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000 Value Index.
-------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  PLUS                            capital with an emphasis on risk-adjusted       L.P.
                                  returns and managing volatility in the      .   AXA Equitable
                                  Portfolio.                                      Funds Management
                                                                                  Group, LLC
-------------------------------------------------------------------------------------------------------
EQ/MFS                Class IA    Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                   Financial
  GROWTH                                                                          Services Company,
                                                                                  d/b/a MFS
                                                                                  Investment
                                                                                  Management
-------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IA    Seeks to achieve a total return before      .   SSgA Funds
                                  expenses that approximates the total            Management, Inc.
                                  return performance of the S&P Mid Cap
                                  400 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P Mid Cap 400 Index.
-------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Class IA    Seeks to achieve long-term capital          .   AXA Equitable
  PLUS                            appreciation with an emphasis on risk           Funds Management
                                  adjusted returns and managing volatility        Group, LLC
                                  in the Portfolio.                           .
                                                                                  BlackRock Investment
                                                                                  Management, LLC
                                                                              .
                                                                                  Wellington Management
                                                                                  Company, LLP
-------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Class IA    Seeks to obtain a high level of current     .   The Dreyfus
                                  income, preserve its assets and maintain        Corporation
                                  liquidity.
-------------------------------------------------------------------------------------------------------
EQ/MONTAG &           Class IA    Seeks to achieve capital appreciation.      .   Montag &
  CALDWELL GROWTH                                                                 Caldwell, LLC
-------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Class IA    Seeks to achieve capital growth.            .   Morgan Stanley
  MID CAP GROWTH                                                                  Investment
                                                                                  Management Inc.
-------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP   Class IA    Seeks to achieve capital appreciation,      .   AXA Equitable
  EQUITY                          which may occasionally be short-term,           Funds Management
                                  with an emphasis on risk adjusted returns       Group, LLC
                                  and managing volatility in the Portfolio.   .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Franklin Mutual
                                                                                  Advisers, LLC
-------------------------------------------------------------------------------------------------------
EQ/NATURAL            Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  RESOURCES                       capital.                                        L.P.
  PLUS/(1)/                                                                   .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
                                                                              .   RBC Global Asset
                                                                                  Management (U.S.)
                                                                                  Inc.
-------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IA    Seeks to achieve capital appreciation.      .   OppenheimerFunds,
  GLOBAL                                                                          Inc.
-------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB    Seeks to achieve maximum real return,       .   Pacific
  REAL RETURN/(1)/                consistent with preservation of capital         Investment
                                  and prudent investment management.              Management
                                                                                  Company, LLC
-------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                            SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IA    Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                      traditional money market products while         Investment
                                  maintaining an emphasis on preservation         Management
                                  of capital and liquidity.                       Company, LLC
----------------------------------------------------------------------------------------------------
EQ/REAL ESTATE        Class IB    Seeks to provide long-term capital          .   AllianceBernstein
  PLUS/(1)/                       appreciation and current income.                L.P.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
                                                                              .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company, LLC
----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IA    Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                           (before expenses) the total return of the       L.P.
                                  Russell 2000 Index.
----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IA    Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK                    appreciation and secondarily, income.           Associates, Inc.
----------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Class IA    Seeks to achieve long-term capital growth   .   AXA Equitable
  EQUITY                          with an emphasis on risk adjusted returns       Funds Management
                                  and managing volatility in the Portfolio.       Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Templeton
                                                                                  Investment
                                                                                  Counsel, LLC
----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN         Class IA    Seeks to achieve capital growth and         .   Invesco Advisers,
  COMSTOCK                        income.                                         Inc.
----------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Class IB    Seeks to achieve long-term capital growth.  .   Wells Capital
  OMEGA GROWTH                                                                    Management, Inc.
----------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE
 FUNDS (INVESCO
 VARIABLE INSURANCE                                                              INVESTMENT MANAGER
 FUNDS) - SERIES II                                                              (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide reasonable    .   Invesco Advisers, Inc.
  DIVERSIFIED        current income and long-term growth of income and
  DIVIDEND FUND      capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through     .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                       .   Invesco Asset Management
                                                                                     Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return comprised   .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to seek capital growth.  .   Invesco Advisers, Inc.
  AMERICAN
  FRANCHISE FUND
---------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN
 VARIABLE
 PRODUCT SERIES
 FUND, INC. - CLASS                                                              INVESTMENT MANAGER (OR
 B                                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    The Portfolio's investment objective is to maximize total   .   AllianceBernstein L.P.
  VPS BALANCED       return consistent with the Adviser's determination of
  WEALTH STRATEGY    reasonable risk.
  PORTFOLIO
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    The Portfolio's investment objective is long-term growth    .   AllianceBernstein L.P.
  VPS INTERNATIONAL  of capital.
  GROWTH PORTFOLIO

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                                              INVESTMENT MANAGER (OR
 CLASS II                                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME                         OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP                     The fund seeks long-term capital growth. Income is a     .   American Century
  LARGE COMPANY                         secondary objective.                                         Investment Management,
  VALUE FUND                                                                                         Inc.
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP                     The fund seeks long-term capital growth. Income is a     .   American Century
  MID CAP VALUE FUND                    secondary objective.                                         Investment Management,
                                                                                                     Inc.
-------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --
 CLASS P-2 SHARES                       OBJECTIVE                                                INVESTMENT MANAGER
-------------------------------------------------------------------------------------------------------------------------------
PROTECTED ASSET                         The fund's investment objective is to provide you with   .   Capital Research and
  ALLOCATION                            high total return (including income and capital gains)       Management Company
  FUND/SM(1)/                           consistent with preservation of capital over the long
                                        term while seeking to manage volatility and provide
                                        downside protection.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --
 CLASS 4 SHARES                         OBJECTIVE                                                INVESTMENT MANAGER
-------------------------------------------------------------------------------------------------------------------------------
BOND FUND/SM(1)/                        The fund's investment objective is to provide as high a  .   Capital Research and
                                        level of current income as is consistent with the            Management Company
                                        preservation of capital.
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND/SM(1)/ The fund's investment objective is to provide you with   .   Capital Research and
                                        long-term growth of capital.                                 Management Company
-------------------------------------------------------------------------------------------------------------------------------
NEW WORLD                               The fund's investment objective is long-term capital     .   Capital Research and
  FUND(R)/(1)/                          appreciation.                                                Management Company
-------------------------------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES
 FUNDS, INC. -                                                                                   INVESTMENT MANAGER (OR
 CLASS III                                                                                       SUB-ADVISER(S),
 PORTFOLIO NAME                         OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL                        To seek high total investment return.                    .   Advisor: BlackRock
  ALLOCATION V.I.                                                                                    Advisors, LLC
  FUND                                                                                           .   Sub Advisor: BlackRock
                                                                                                     International Limited
                                                                                                 .   Sub Advisor: BlackRock
                                                                                                     Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP                     Seeks long-term capital growth.                          .   Advisor: BlackRock
  GROWTH V.I. FUND                                                                                   Advisors, LLC
                                                                                                 .   Sub Advisor: BlackRock
                                                                                                     Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                                INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME                         OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                         Seeks to maximize total return by allocating its assets  .   Fidelity Management &
  ASSET MANAGER:                        among stocks, bonds, short-term instruments, and other       Research Company (FMR)
  GROWTH PORTFOLIO                      investments.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                         Seeks long-term capital appreciation.                    .   Fidelity Management &
  CONTRAFUND(R)                                                                                      Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                         The fund seeks high total return with a secondary        .   Strategic Advisers
  FREEDOM 2015                          objective of principal preservation as the fund
  PORTFOLIO                             approaches its target date and beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                         The fund seeks high total return with a secondary        .   Strategic Advisers
  FREEDOM 2020                          objective of principal preservation as the fund
  PORTFOLIO                             approaches its target date and beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                         The fund seeks high total return with a secondary        .   Strategic Advisers
  FREEDOM 2025                          objective of principal preservation as the fund
  PORTFOLIO                             approaches its target date and beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                         The fund seeks high total return with a secondary        .   Strategic Advisers
  FREEDOM 2030                          objective of principal preservation as the fund
  PORTFOLIO                             approaches its target date and beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID                     Seeks long-term growth of capital.                       .   Fidelity Management &
  CAP PORTFOLIO                                                                                      Research Company (FMR)
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks a high level of current income. The fund may also     .   Fidelity Management &
  STRATEGIC INCOME   seek capital appreciation.                                      Research Company (FMR)
  PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE
 TRUST
 PORTFOLIO NAME      OBJECTIVE                                                   INVESTMENT MANAGER
---------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW      Seeks to provide total return by allocating among           .   First Trust Advisors L.P.
  JONES DIVIDEND &   dividend-paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO/(1)/
---------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS                                                              INVESTMENT MANAGER (OR
 TRUST - CLASS 2                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME      Seeks to maximize income while maintaining prospects        .   Franklin Advisers, Inc.
  SECURITIES FUND    for capital appreciation.
---------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS          capital as an important consideration.                          Services, LLC
  SECURITIES
  FUND/(1)/
---------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME SECURITIES  level of current income. Its secondary goal is capital
  FUND               appreciation over long term.
---------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON   The Fund's principal investment goal is capital             .   Fund Administrator:
  VIP FOUNDING       appreciation. Its secondary goal is income.                     Franklin Templeton
  FUNDS ALLOCATION                                                                   Services, LLC
  FUND
---------------------------------------------------------------------------------------------------------------
MUTUAL SHARES        The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SECURITIES FUND    appreciation. Its secondary goal is income.                     LLC
---------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                       .   Templeton Asset
  DEVELOPING                                                                         Management Ltd.
  MARKETS
  SECURITIES FUND
---------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN    Seeks long-term capital growth.                             .   Templeton Investment
  SECURITIES FUND                                                                    Counsel, LLC
---------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation     .   Franklin Advisers, Inc.
  BOND SECURITIES    of capital. Capital appreciation is a secondary
  FUND               consideration.
---------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                             .   Templeton Global Advisors
  SECURITIES FUND                                                                    Limited
---------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                                               INVESTMENT MANAGER (OR
 SERVICE SHARES                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.                       .   Goldman Sachs Asset
  MID CAP VALUE FUND                                                                 Management, L.P.
---------------------------------------------------------------------------------------------------------------
 GUGGENHEIM                                                                      INVESTMENT MANAGER (OR
 VARIABLE TRUST                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT        The Fund seeks to generate positive total returns over      .   Security Investors, LLC,
  GLOBAL MANAGED     time.                                                           which operates under the
  FUTURES STRATEGY                                                                   name Guggenheim
  FUND                                                                               Investments.
---------------------------------------------------------------------------------------------------------------
GUGGENHEIM VT        Seeks long-term capital appreciation with less risk than    .   Security Investors, LLC,
  MULTI-HEDGE        traditional equity funds.                                       which operates under the
  STRATEGIES FUND                                                                    name Guggenheim
                                                                                     Investments.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                       INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                      SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET  To seek to provide total return.                            .   Waddell & Reed Investment
  STRATEGY                                                                           Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide total return.                            .   Waddell & Reed Investment
  DIVIDEND                                                                           Management Company
  OPPORTUNITIES                                                                      (WRIMCO)
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
  GLOBAL NATURAL                                                                   Management Company
  RESOURCES                                                                        (WRIMCO)
                                                                               .   MacKenzie Financial
                                                                                   Corporation
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.                                                                  INVESTMENT MANAGER (OR
 - SERVICE SHARES                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.                     .   Lazard Asset Management
  EMERGING MARKETS                                                                 LLC
  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. - CLASS                                                            INVESTMENT MANAGER (OR
 VC                                                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high current   .   Lord, Abbett & Co. LLC
  DEBENTURE          income and the opportunity for capital appreciation to
  PORTFOLIO (VC)     produce a high total return.
-------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC  The fund's investment objective is growth of capital and  .   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO    growth of income consistent with reasonable risk.
  (VC)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH   The fund's investment objective is capital appreciation.  .   Lord, Abbett & Co. LLC
  OPPORTUNITIES
  PORTFOLIO (VC)
-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                              INVESTMENT MANAGER (OR
 - SERVICE CLASS                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                                 Services Company
  SERIES
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHT
 VARIABLE                                                                             INVESTMENT MANAGER
 TRUSTS PORTFOLIO                                                                     (OR SUB-ADVISER(S), AS
 NAME                    OBJECTIVE                                                    APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/              The Portfolio seeks to provide superior volatility risk-     .   7Twelve Advisors, LLC
  BALANCED               adjusted returns when compared to the bond and equity
  PORTFOLIO/(1)/         markets in general.
--------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST                                                                      INVESTMENT MANAGER (OR
 - ADVISOR CLASS                                                                      SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent            .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                           Management Company LLC
  STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation     .   Pacific Investment
  MARKETS BOND           of capital and prudent investment management.                    Management Company LLC
  PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation      .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.               Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation     .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                    Management Company LLC
--------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT MANAGER (OR
 PROFUNDS VP                                                                          SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR          Seeks daily investment results, before fees and expenses,    .   ProFund Advisors LLC
                         that correspond to the inverse (-1x) of the daily
                         performance of the S&P 500(R).
--------------------------------------------------------------------------------------------------------------------
PROFUND VP               Seeks investment results, before fees and expenses, that     .   ProFund Advisors LLC
  BIOTECHNOLOGY          correspond to the performance of the Dow Jones U.S.
                         Biotechnology/SM/ Index.
--------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                        INVESTMENT MANAGER (OR
 EQUITY SERIES,                                                                       SUB-ADVISER(S),
 INC. PORTFOLIO NAME     OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE            Seeks long-term capital appreciation through investment      .   T. Rowe Price Associates,
  HEALTH SCIENCES        in companies expected to benefit from changes in the             Inc.
  PORTFOLIO - II         health care, medicine or life science fields.
--------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S                                                                                  INVESTMENT MANAGER (OR
 CLASS PORTFOLIO                                                                      SUB-ADVISER(S),
 NAME                    OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL       Seeks long-term capital appreciation by investing            .   Van Eck Associates
  HARD ASSETS FUND       primarily in "hard asset" securities. Income is a secondary      Corporation
                         consideration.
--------------------------------------------------------------------------------------------------------------------


(1)This new variable investment option will be available on or about May 1, 2013, subject to regulatory approval.

(2)This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option version of these funds will be identified with the prefix "GB." For more information, please see "What are your investment options under the contract?" earlier in this section.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Guaranteed benefit account value.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges, and any withdrawal charges (if applicable). See Appendix V later in this Prospectus for more information on state variations that may apply.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2013 is 1.00%, 1.25%, 1.5% or 3% depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Non-Guaranteed benefit variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you elect a Guaranteed benefit, you may also allocate contributions to the Guaranteed benefit variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may elect. We may, at any time, exercise our right to terminate transfers to any of the variable investment options.

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Guaranteed benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elect the GIB. You allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. The $60,000 will be included in your Guaranteed benefit account value and will be used to calculate your Guaranteed benefit base(s). $40,000 will be included in your Non-Guaranteed benefit account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Guaranteed benefit variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

CUSTOM SELECTION RULES (APPLICABLE TO GUARANTEED BENEFIT ACCOUNT VALUE ONLY)

For allocations to your Guaranteed benefit account value, you must allocate your contributions and transfers in accordance with our

                        CONTRACT FEATURES AND BENEFITS

Custom Selection Rules. The Custom Selection Rules require that all of your Guaranteed benefit account value be allocated according to the category and investment option limits described below. Allocations to the Guaranteed benefit account value may be made through contributions and transfers from your Non-Guaranteed benefit account value. Those programs are discussed later in this section. These Custom Selection Rules do not apply to amounts allocated to your Non-Guaranteed benefit account value.

Your Guaranteed benefit account value must be allocated among the Guaranteed benefit variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION

  GB AXA Balanced Strategy
  GB AXA Conservative Growth Strategy
  GB AXA Conservative Strategy
  GB AXA Moderate Growth Strategy
  GB EQ/AllianceBernstein Dynamic Wealth Strategies

CATEGORY 2 -- FIXED INCOME

  GB EQ/Core Bond Index
  GB EQ/Intermediate Government Bond Index

CATEGORY 3 -- EQUITY

  GB AXA Growth Strategy
  GB AXA Tactical Manager International
  GB AXA Tactical Manager 400
  GB AXA Tactical Manager 500
  GB AXA Tactical Manager 2000

Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits.

----------------------------------------------------------------------------------
                                                                CATEGORY
                                                   -------------------------------
                                                   1. STRATEGIC 2. FIXED 3. EQUITY
                                                    ALLOCATION   INCOME
----------------------------------------------------------------------------------
Maximum for category                                None/(1)/   None     60%
----------------------------------------------------------------------------------
Minimum for category                                None        40%/(2)/ None
----------------------------------------------------------------------------------
Maximum for each option                             None        None     10%/(3)/
----------------------------------------------------------------------------------

(1)If there is any allocation to Category 3, there is a 40% minimum allocation requirement to Category 2, thus limiting the amount that may be allocated to Category 1.
(2)Applies only if there is any allocation to Category 3.
(3)GB AXA Tactical Manager 400 and GB AXA Tactical Manager 2000 have a 10% maximum limit individually. GB AXA Growth Strategy, GB AXA Tactical Manager International and GB AXA Tactical Manager 500 are not subject to a per fund maximum.

There are no minimum allocations for any one Guaranteed benefit variable investment option. Allocations must be in whole percentages. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix V later in this Prospectus for more information on state variations of certain features and benefits.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Guaranteed benefit variable investment options, either directly or through one of our Special DCA programs. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits; the categories themselves; the investment option limits; and the variable investment options within each category.

We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

..   Any amounts you have allocated among the Guaranteed benefit variable investment options will NOT be automatically reallocated to conform with the new Custom Selection Rules.

..   If your allocation instructions on file prior to a change to our Custom
    Selection Rules DO NOT COMPLY with our new Custom Selection Rules:

   -- you will NOT be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions; or

   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new Custom
    Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for your Guaranteed benefit variable investment options, your Guaranteed benefit variable investment options will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Guaranteed benefit variable investment options so that the percentage of your Guaranteed benefit account value in each option at the end of the rebalancing date matches the most recent allocation instructions that

                        CONTRACT FEATURES AND BENEFITS
we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Guaranteed benefit variable investment options does not automatically change your allocation instructions for the rebalancing of your Guaranteed benefit account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Guaranteed benefit variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Guaranteed benefit variable investment options, we reserve the right to default any subsequent contribution or transfer to the corresponding Non-Guaranteed benefit variable investment option, which invests in the same underlying portfolio.

We may offer an optional rebalancing program for amounts allocated to your Non-Guaranteed benefit variable investment options and the guaranteed interest option. For more information, see "Rebalancing" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Guaranteed benefit variable investment options. Also, you may make systematic transfers to the Non-Guaranteed benefit variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum death benefit and Guaranteed income benefit base" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Non-Guaranteed benefit variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Non-Guaranteed benefit variable investment options. Below, we provide detail regarding each of the programs.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. See Appendix V later in this Prospectus for more information on state availability of certain features and benefits.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C and Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the guaranteed lifetime minimum rate for the guaranteed interest option, to amounts allocated to this account. We guarantee to pay the current interest rate that is in effect on the date that your

                        CONTRACT FEATURES AND BENEFITS
contribution is allocated to this account. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select, during which you will receive an enhanced interest rate. If the Special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the investment options over an available time period that you select.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods;

..   Contributions to a Special DCA program may be designated for the Guaranteed benefit variable investment options, the Non- Guaranteed benefit variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to dollar cost average only to the Non-Guaranteed benefit variable investment options, you may split your contributions among the Non-Guaranteed benefit variable investment options, Guaranteed benefit variable investment options and a Special DCA program. The instructions for the program may differ from your current allocation instructions. With certain selling broker-dealers, you may not be able to split your initial contribution among the Non- Guaranteed benefit variable investment options, Guaranteed benefit variable options and a Special DCA program. You will, however, be able to split subsequent contributions.

   -- If you want to dollar cost average into the Guaranteed benefit variable investment options, 100% of your contribution must be allocated to the Special DCA program. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract. The instructions for the program must match your current allocation instructions.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Guaranteed benefit variable investment options. The Annual Roll-up rate in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Guaranteed benefit variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S);

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

                        CONTRACT FEATURES AND BENEFITS

..   Except for withdrawals made under our Automatic RMD withdrawal service, any withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Non-Guaranteed benefit variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time but you may not change your allocation instructions for transfers during the selected time period. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Non-Guaranteed benefit variable investment options. Please see Appendix V for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Non-Guaranteed benefit variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28/th/ day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Non-Guaranteed benefit variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating

                        CONTRACT FEATURES AND BENEFITS
any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. A credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.

The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

               -------------------------------------------------
                                               CREDIT PERCENTAGE
                                                  APPLIED TO
               FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
               -------------------------------------------------
               Less than $350,000                      4%
               -------------------------------------------------
               $350,000 or more                        5%
               -------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for more information on state variations.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $4,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. Credits

                        CONTRACT FEATURES AND BENEFITS
are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed minimum death benefit and GIB benefit bases" in "Guaranteed minimum death benefit and Guaranteed income benefit base" below.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed income benefit base (hereinafter, in this section called your "Guaranteed benefit bases") are used to calculate the Guaranteed income benefit ("GIB") and the death benefits, as described in this section. Your Guaranteed benefit bases are not account values or cash values. See also "Guaranteed income benefit" and "Guaranteed minimum death benefit" below.

We refer to the following, collectively, as "Guaranteed minimum death benefits:" (i) Return of Principal death benefit; (ii) the Annual Ratchet to age 85 death benefit; and (iii) the "Greater of" death benefit.

As discussed immediately below, when calculating your guaranteed benefits, one or more of the following may apply: (1) the Return of Principal death benefit is based on the Return of Principal death benefit base; (2) the Annual Ratchet death benefit is based on the Annual Ratchet to age 85 benefit base; (3) the "Greater of" death benefit is based on the greater of the Roll-up to age 85 benefit base and the Annual Ratchet to age 85 benefit base; (4) the GIB is based on the greater of Roll-up to age 95 benefit base (the "GIB Roll-up benefit base") and the Annual Ratchet to age 95 benefit base.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Non-Guaranteed benefit variable investment options. Your Non-Guaranteed benefit account value is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Guaranteed benefit variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). See "Series CP(R) Credits and your Guaranteed benefit bases" below. However, your Guaranteed benefit account value would still increase by the full amount of the transfer, which in this example would be $5,000.

RETURN OF PRINCIPAL DEATH BENEFIT BASE

Your Return of Principal benefit base is equal to:

..   your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   any amounts transferred to the Guaranteed benefit variable investment options, less

..   a deduction that reflects any withdrawals you make from the Guaranteed benefit variable investment options or from amounts in a Special DCA program designated for the Guaranteed benefit variable investment options, (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III for an example of how the Return of Principal death benefit base is calculated.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE/ANNUAL RATCHET TO AGE 95 BENEFIT BASE

The Annual Ratchet to age 85 benefit base is used for the Annual Ratchet death benefit and the "Greater of" death benefit. The Annual Ratchet to age 95 benefit base is used for the GIB.

The calculation of your Annual Ratchet benefit base will depend on whether you have taken a withdrawal from the Guaranteed benefit account value.

If you have not taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base is equal to the greater of either:

..   Your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   Amounts transferred to the Guaranteed benefit variable investment options.

                                     -OR-

..   Your highest Guaranteed benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options and contributions to a Special DCA program designated for the Guaranteed benefit variable investment options, made since the most recent Annual Ratchet).

If you have taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed benefits" later in this section (including any applicable withdrawal charges). The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. At any time after a withdrawal, your Annual Ratchet benefit base is equal to the greater of either:

..   Your Annual Ratchet benefit base immediately following the most recent withdrawal (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

                        CONTRACT FEATURES AND BENEFITS

                                     -OR-

..   Your highest Guaranteed benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

Please see Appendix III and Appendix VII for examples of how the Annual Ratchet to age 85 and Annual Ratchet to age 95 benefit bases are calculated.

ROLL-UP TO AGE 95 ("GIB ROLL-UP BENEFIT BASE") AND ROLL-UP TO AGE 85 (TOGETHER, THE "ROLL-UP BENEFIT BASES") BENEFIT BASES (USED FOR GIB AND "GREATER OF" DEATH BENEFIT)

The Roll-up benefit bases are equal to:

..   your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   any transfers to the Guaranteed benefit variable investment options; less

..   a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   any "Annual Roll-up amount" minus a deduction that reflects any withdrawals of the "Annual withdrawal amount."

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

The "Annual Roll-up amount" is described under "Guaranteed income benefit" later in this section.

For the "Greater of" death benefit, the Roll-up to age 85 benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

IF YOU ELECT BOTH GIB AND THE "GREATER OF" DEATH BENEFIT, YOUR ROLL-UP BENEFIT BASES ARE EQUAL UNTIL AGE 85. BEGINNING ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO AGE 85 BENEFIT BASE WILL: (I) NO LONGER ROLL-UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND (III) BE REDUCED DOLLAR-FOR-DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.

For the GIB, your GIB Roll-up benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which lifetime payments must begin and all Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the Roll-up benefit bases will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix III for an example of how the Roll-up benefit bases are calculated.

"GREATER OF" DEATH BENEFIT BENEFIT BASE

Your "Greater of" death benefit benefit base is equal to the greater of:

..   The benefit base computed for the Roll-up to age 85; and

..   The benefit base computed for the Annual Ratchet to age 85.

Both of these are described immediately above.

Please see Appendix III later in this Prospectus for an example of how the "Greater of" death benefit is calculated.

GIB BENEFIT BASE

Your GIB benefit base is equal to the greater of:

..   The benefit base computed for the GIB Roll-up benefit base; and

..   The benefit base computed for the Annual Ratchet to age 95.

Both of these are described immediately above.

The GIB Roll-up benefit base is used to calculate your Annual withdrawal amount, as described later in this section, as well as the GIB benefit base and charge. The Annual Ratchet to age 95 benefit base is not used to calculate your Annual withdrawal amount, but is used to calculate the GIB benefit base and charge.

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

Your Guaranteed benefit base(s) is not an account value. As such, the benefit base(s) cannot be split or divided in any proportion in connection with an event, such as divorce or a Roth IRA conversion.

SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES. Any credit amounts attributable to your contributions are not included in your Guaranteed benefit base(s). If you decide to transfer amounts from your Non-Guaranteed benefit account value into your Guaranteed benefit account value options, only amounts representing contributions and earnings will increase your Guaranteed benefit base(s). Credits to your Non-Guaranteed benefit account value are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your Guaranteed benefit base(s). All transfers, however, will increase the Guaranteed benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and elect the GIB. You allocate the entire $100,000 contribution to the Non-Guaranteed benefit variable investment options and $0 to the Guaranteed benefit variable investment options. In effect, you have not started to fund your GIB.

The credit applied to your contract is $4,000 ($100,000 X 4%), resulting in an initial Non-Guaranteed benefit account value of $104,000.

On December 15th, you decide to fund your GIB by transferring $10,000 to the Guaranteed benefit variable investment options. After that transfer, your Guaranteed benefit account value would be $10,000, but your GIB benefit base would be $6,000 ($10,000 -$4,000). This is because credits to your Non-Guaranteed benefit account value are always considered transferred first.

GIB ROLL-UP BENEFIT BASE AND ROLL-UP TO AGE 85 BENEFIT BASE RESET. As described in this section, your Roll-up benefit base(s) will

                        CONTRACT FEATURES AND BENEFITS
automatically reset to equal the Guaranteed benefit account value, if higher, every three contract years from your contract issue date, up to the contract date anniversary following:

..   your 85th birthday (for the Roll-up to age 85 benefit base), or

..   your 95th birthday (for the GIB Roll-up benefit base).

If a reset is not applicable on any eligible contract date anniversary, your Roll-up benefit base(s) will not be eligible to be reset again until the next eligible contract date anniversary. For example, even if your Roll-up benefit base(s) did not reset on the third contract date anniversary, it will not be eligible again for a reset until the sixth contract date anniversary.

For jointly-owned contracts, eligibility to reset the Roll-up benefit base(s) is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Whether you fund your GIB or ''Greater of'' death benefit at contract issue or some later date, the contract date anniversaries on which your Roll-up benefit base(s) is eligible for a reset are the same.

We reserve the right to increase the fee for both the GIB and the ''Greater of'' death benefit if your Roll-up benefit base(s) resets. See ''Fee table'' earlier in this Prospectus and ''Charges and expenses'' later in this Prospectus. Your Roll-up benefit base(s) will reset automatically unless you opt out. We will notify you if your Roll-up benefit base(s) is eligible for a reset and if a fee increase has been declared. If you do not want your fee to increase, you must notify us on the specified form that we provide at least 30 days prior to the contract date anniversary on which your Roll-up benefit base(s) could reset that you want to opt out of the reset. You can notify us on the specified form that we provide, to opt back in to automatic resets at a later date. The current fee will apply upon the next reset. Your Roll-up benefit base(s) would be eligible for resets based on the same schedule: every three contract years from the contract issue date.

If we do not increase the charge when a Roll-Up benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Guaranteed benefit account value will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Guaranteed benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit base on a pro rata basis and your Guaranteed benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Guaranteed benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit base after the withdrawal would be $12,000 ($20,000
- $8,000).

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Guaranteed benefit account value. For more information on the calculation of the charge, see ''Withdrawal charge'' later in this Prospectus. Withdrawals from your Guaranteed benefit account value always reduce your Annual Ratchet benefit base and Return of Principal benefit base on a pro rata basis, as described above.

Withdrawals affect your Roll-up benefit bases, as follows:

..   A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base.

..   Beginning in the second contract year and until age 86, if your Lifetime
    GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar for dollar basis up to your Annual withdrawal amount.

..   A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up benefit base(s) on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from the Guaranteed benefit account value to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from the Guaranteed benefit account value in that contract year will reduce the Roll-up benefit bases on a pro rata basis.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base: the GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. Accordingly, withdrawals can affect your GIB benefit base, as follows:

..   A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB benefit base on a pro rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro rata basis;

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual

                        CONTRACT FEATURES AND BENEFITS
   withdrawal amount will not reduce your GIB benefit base, provided your GIB Roll-up benefit base is greater than your Annual ratchet to age 95 benefit base at the time of the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro rata basis;

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will reduce your GIB benefit base, if your Annual ratchet to age 95 benefit base is greater than your GIB Roll-up benefit base at the time of the withdrawal. This is true even though your GIB Roll-up benefit base was not reduced by the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro rata basis;

..   A withdrawal in excess of your Annual withdrawal amount will always reduce your GIB benefit base on a pro rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit ("GIB").

The GIB is an optional benefit, which is available to owners ages 20-75 (ages 20-70 for Series CP(R)). If the contract is jointly owned, the GIB availability is based on the older owner's age. GIB must be elected at issue.

The GIB may be elected in combination with the Return of Principal death benefit, Annual Ratchet death benefit or the "Greater of" death benefit.

The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments"), and allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual ratchet to age 95 benefit base at the time of the withdrawal.

The Lifetime GIB payments, which will begin at the earliest of:

   (i)the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

  (ii)the contract date anniversary following your 95th birthday; and

 (iii)your contract's maturity date.

See "Lifetime GIB payments" later in this section.

A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base on a pro rata basis. Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base. Withdrawals in excess of your Annual withdrawal amount will reduce your GIB Roll-up benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base. See "How withdrawals affect your Guaranteed benefits" earlier in this section.

If you elect the GIB, you can allocate your contributions to any of the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special dollar cost averaging (Series B and L contracts only)

..   the account for special money market dollar cost averaging (Series CP(R)
    and C contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for the Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

For example:

You purchase a Retirement Cornerstone(R) Series contract with an initial contribution of $100,000 and allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. Your initial Guaranteed minimum death benefit base will be $60,000.

You can allocate money to the Guaranteed benefit variable investment options immediately or at some later date.

See "GIB benefit base" earlier in this section for more information on how your benefit base works. Please note that all allocations must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your GIB Roll-up benefit base will automatically reset every three contract years up to your 95th birthday. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus. If you decide to drop your GIB, any optional Guaranteed death benefit will also terminate. See "Dropping a Guaranteed benefit" later in this section for more information.

If you elect the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information. As such, the benefit base(s) cannot be split or divided in any proportion in connection with a divorce.

                        CONTRACT FEATURES AND BENEFITS

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THE GUARANTEED INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
--------------------------------------------------------------------------------

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GIB Roll-up benefit base as of the most recent contract date anniversary.

Beginning in the second contract year, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB Roll-up benefit base.

Beginning in the second contract year until age 86, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base. Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

A withdrawal from your Guaranteed benefit account value in the first contract year, will reduce the Roll-up benefit bases on a pro rata basis. A withdrawal in excess of your Annual withdrawal amount will always reduce the Roll-up benefit bases on a pro rata basis. This is referred to as an "Excess withdrawal". For an example of a pro rata reduction, see "How withdrawals affect your Guaranteed benefits" earlier in this section.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" earlier in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is based solely on your GIB Roll-up benefit base; it is not impacted by your Annual Ratchet to age 95 benefit base.

Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments," below.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate ("Annual Roll-up rate") is used to calculate your Annual withdrawal amount and amounts credited to your Roll-up benefit base(s). The rate is variable and will be tied to the ten-year Treasuries formula rate (as described below) but will never be less than 4% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum.

THE TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, the "ten-year Treasuries formula rate" is the average of the rates for ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1% rounded to the nearest 0.10% increment. The minimum Annual Roll-up rate based on the ten-year Treasuries formula rate will never be greater than 8%. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the ten-year Treasuries formula rate. Once a contract is issued with the Annual Roll-up rate that is then in effect for new business, that rate will be applicable for one contract year even if you fund your guaranteed benefits later in that contract year.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate will be the greater of the rate in effect on the date of the application or the rate in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign you application, your initial Annual Roll-up rate will be the rate in effect on the date we issue your contract. See Appendix V later in this Prospectus to see if a longer rate lock in period applies in your state.

RENEWAL RATES. On the first day of each contract year, starting with the second contract year, a new Annual Roll-up rate will apply to your contract (the "Renewal" rate). Your Renewal rate will never be less than the greater of the ten-year Treasuries formula rate or 4%.

The Renewal rate may be more than or less than, or equal to, your initial Annual Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program, after the first day of any contract year will get the Annual Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elect the GIB or the GIB and "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate for your first contract year. This rate may not be the same rate that was illustrated prior to your purchase of the contract. If you choose to fund the GIB or the GIB and "Greater of" death benefit after issue, you can contact a Customer Service Representative to find out the current Annual Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal Roll-up rate, as well as the previous year's Annual Roll-up rate for your contract. This information can also be found online, through your Online Access Account.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT

On each contract date anniversary, we will adjust the Roll-up benefit bases to reflect any applicable Annual Roll-up amount. Your Annual Roll-up amount is calculated, as follows:

..   your Roll-up benefit base(s) on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Roll-up amount for any transfer or contribution to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program, during the contract year pro-rated based on the number of days in the contract year after the transfer or contribution; less

..   any withdrawals of the Annual withdrawal amount will result in a dollar-for-dollar reduction of the Annual Roll-up amount.

The GIB benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 95th birthday. The Roll-up to age 85 benefit base, used in connection with the "Greater of" death benefit, stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday.

For more information, see the example immediately below.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Guaranteed benefit variable investment options and $100,000 to your Non-Guaranteed benefit variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Guaranteed benefit variable investment options. Also assume that your Annual Roll-up rate is 4% in each contract year. Accordingly, your GIB Roll-up benefit base on your fifth contract date anniversary is $127,290.

The GIB Roll-up benefit base of $127,290 is calculated as follows:

You start with $100,000 allocated to the Guaranteed benefit variable investment options:

..   The first Annual Roll-up amount increases your GIB Roll-up benefit base to
    $104,000;

..   The second Annual Roll-up amount increases your GIB Roll-up benefit base to
    $108,160;

..   Your $5,000 transfer from your Non-Guaranteed benefit account value increases your GIB Roll-up benefit base to $113,160;

..   The third Annual Roll-up amount increases your GIB Roll-up benefit base to
    $117,686;

..   The fourth Annual Roll-up amount increases your GIB Roll-up benefit base to
    $122,394; and

..   The fifth Annual Roll-up amount increases your GIB Roll-up benefit base to
    $127,290.

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,092, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT
    DATE ANNIVERSARY) EQUALS

..   $5,092.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Guaranteed benefit variable investment options, making your current GIB Roll-up benefit base $137,290. Also assume that you withdraw your full Annual withdrawal amount of $5,092 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT
    DATE ANNIVERSARY) PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365 = $240) MINUS

..   $5,092 (the Annual withdrawal amount, which was withdrawn)

..   EQUALS $240

Your adjusted GIB Roll-up benefit base is $137,530.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,092 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,092 ($8,092 - $5,092 = $3,000). Further, assume that your Guaranteed benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB Roll-up benefit base on a pro rata basis. Accordingly, your GIB Roll-up benefit base is reduced by $4,119 at the time of the withdrawal, calculated as follows:

..   $137,290 (YOUR CURRENT GIB ROLL-UP BENEFIT BASE: $127,290 + $10,000)
    MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR THEN CURRENT GUARANTEED BENEFIT ACCOUNT VALUE
    THAT WAS WITHDRAWN) EQUALS

..   $4,119.

On your sixth contract date anniversary, your adjusted GIB Roll-up benefit base is $133,411, calculated as follows:

..   $133,171 (YOUR GIB ROLL-UP BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS
    WITHDRAWAL: $137,290 - $4,119 = $133,171) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $133,411.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your guaranteed benefit bases and Annual withdrawal amount.

                        CONTRACT FEATURES AND BENEFITS

LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

   (i)the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

  (ii)the contract date anniversary following your 95th birthday; and

 (iii)your contract's maturity date.

Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Guaranteed benefit account value falling to zero (due to either withdrawals or the deduction of charges) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) contract, the calculation of the payments is not impacted.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older spouse) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.


Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Guaranteed benefit account value is zero as described above, we will use your GIB benefit base as of the day your account value was reduced to zero. The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as follows:

--------------------------------------
 AGE          SINGLE LIFE  JOINT LIFE
--------------------------------------
Up to age 85  4%           3.25%
--------------------------------------
Ages 86-94    5%           4%
--------------------------------------
Age 95        6%           4.5%
--------------------------------------

If your Guaranteed benefit account value is reduced to zero, as described above, and you have no Non-Guaranteed benefit account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving your Lifetime GIB payments. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next con- tract year. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Guaranteed benefit account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Guaranteed benefit account value goes to zero.

If your Guaranteed benefit account value is reduced to zero, as described above, and you have Non-Guaranteed benefit account value, the following applies:

(i)We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency on which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to equal your Lifetime

                        CONTRACT FEATURES AND BENEFITS

   GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Guaranteed benefit account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Lifetime GIB payment will not reduce your Non-Guaranteed benefit account value.

(viii)Your Guaranteed minimum death benefit will be terminated once your Guaranteed benefit account value goes to zero.

(ix)Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) Series contract until your Non-Guaranteed benefit account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Guaranteed benefit account value has not fallen to zero before the contract maturity date or the owner reaches age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GIB payments will be equal to the greater of:

   -- your Guaranteed benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

   -- the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Guaranteed benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Guaranteed benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Non-Guaranteed benefit account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Non-Guaranteed benefit account value will be terminated.

If you elect the GIB and your Guaranteed benefit account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.

Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Guaranteed benefit account value falls to zero, and (ii) a contract owner reaches age 95.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


DEATH BENEFIT

For the purposes of determining the death benefit under the contract, we treat your Non-Guaranteed benefit account value and any guaranteed minimum death benefit separately.

The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options in connection with the Guaranteed benefit account value:

..   Return of Principal death benefit; or

..   Annual Ratchet death benefit; or

..   The "Greater of" death benefit.

The "Greater of" death benefit can only be elected in combination with the GIB and you are age 20-75 (20-70 for Series CP(R)). The Return of Principal death benefit and the Annual Ratchet death benefit are available with or without the GIB if you are age 0-75 (0-70 for Series CP(R)). The Annual Ratchet death benefit and "Greater of" death benefit are available at an additional charge.

If you elect a Guaranteed minimum death benefit, you can allocate your contributions to any of the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    CP/SM /contracts only)

..   the account for special dollar cost averaging (Series B and L contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and a Special DCA program designated for the

                        CONTRACT FEATURES AND BENEFITS

Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

Your death benefit is equal to your Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment, or your applicable Guaranteed minimum death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges), whichever provides the higher amount.

Your Guaranteed minimum death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed income benefit base."

Once you have made your Guaranteed minimum death benefit election, you may drop it but you cannot otherwise change your election. If you drop your Guaranteed minimum death benefit, your GIB will be dropped automatically. For more information see "Dropping a Guaranteed benefit" later in this section.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability (see Appendix V later in this Prospectus for state availability of these benefits) and your age at contract issue.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

If you elect the "Greater of" death benefit, your Roll-Up benefit base will be eligible for resets. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" earlier in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the Guaranteed minimum death benefits work.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.


DROPPING A GUARANTEED BENEFIT

You may drop a Guaranteed benefit from your contract, subject to the following:

..   If you elect to drop a Guaranteed benefit, any other Guaranteed benefit you have elected will be dropped automatically.

..   You may not drop a Guaranteed benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. For Series C contracts, you may not drop a Guaranteed benefit until the later of: (1) four years from the date we issue the contract, or (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

..   If you fund a Guaranteed benefit after your contract is issued, you may not drop the benefit until the later of: (1) the expiration of any withdrawal charges in effect under your contract, or (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

..   If you request to drop a Guaranteed benefit from your contract, you will have to withdraw all your Guaranteed benefit account value or transfer it into the Non-Guaranteed benefit account value. You will no longer be permitted to make any contributions or transfers into the Guaranteed benefit variable investment options either directly or through a Special DCA program.

..   The Guaranteed benefit(s) will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the a Guaranteed benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed benefit charge for the contract year on that date. At that point, you will no longer be charged for the benefit(s).

If you drop a Guaranteed benefit, you will not be permitted to add it to your contract again.


GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made an offer to a group of contract owners that provided for an increase in account value in return for terminating their guaranteed death benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT
(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL

                        CONTRACT FEATURES AND BENEFITS

INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the

                        CONTRACT FEATURES AND BENEFITS

   Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you have elected the Return of Principal death benefit or the Annual
    Ratchet to age 85 death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GIB, the "Greater of" death benefit, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you had elected a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Non-Guaranteed benefit account value and the greater of the Guaranteed benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.


Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Guaranteed benefit account value, and (ii) the Non-Guaranteed benefit account value. Your "Guaranteed benefit account value" is the total value you have in: (i) the Guaranteed benefit variable investment options, and (ii) amounts in a Special DCA program designated for the Guaranteed benefit variable investment options. Your "Non-Guaranteed benefit account value" is the total value you have in: (i) the Non-Guaranteed benefit variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Non-Guaranteed benefit variable investment options and the guaranteed interest option. See "What your investment options are under the contract" in "Contract Features and benefits" for a detailed list of the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)mortality and expense risks;

(ii)administrative expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Non-Guaranteed benefit account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Guaranteed benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

..   If you elected the GIB and your Guaranteed benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

..   If your Guaranteed benefit account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your

                       DETERMINING YOUR CONTRACT'S VALUE
contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program. If we exercise this right, and your account values are at risk of falling to zero, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

See Appendix V for any state variations with regard to termination of your contract.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Non-Guaranteed benefit variable investment options or guaranteed interest option can be transferred among the Non-Guaranteed benefit variable investment options. Also, amounts allocated to the Non-Guaranteed benefit variable investment options or the guaranteed interest option can be transferred to the Guaranteed benefit variable investment options until the contract date anniversary following owner age 75, or if later, the first contract date anniversary. Transfers into your Guaranteed benefit account value will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Guaranteed benefit variable investment options can only be transferred among the Guaranteed benefit variable investment options. Transfers out of the Guaranteed benefit variable investment options into the Non-Guaranteed benefit variable investment options or guaranteed interest option are not permitted. However, if the owner elects to cancel a Guaranteed benefit, the entire Guaranteed benefit account value must be withdrawn from the contract or transferred into the Non-Guaranteed benefit variable investment options or guaranteed interest option. See "Dropping a Guaranteed benefit" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed investment option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR GUARANTEED BENEFIT ACCOUNT VALUE, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   For amounts allocated to the Guaranteed benefit variable investment options, you may make a transfer from one Guaranteed benefit variable investment option to another Guaranteed benefit variable investment option as follows:

   -- You may make a transfer within the same category provided the resulting allocation to the receiving Guaranteed benefit variable investment option does not exceed the investment option maximum in place at the time of the transfer.

   -- You can make a transfer from a Guaranteed benefit variable investment option in one category to a Guaranteed benefit variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Guaranteed benefit variable investment option are met. For detailed information regarding these rules, see "Category and investment option limitations" under "Allocating your contributions" in "Contract features and benefits."

   -- You may also request a transfer that would reallocate your account value in the Guaranteed benefit variable investment options based on percentages, provided those percentages are consistent with the category and Guaranteed benefit variable investment option limits in place at the time of the transfer.

   -- In calculating the limits for any transfers among the Guaranteed benefit variable investment options, we use the Guaranteed benefit account value percentages as of the date prior to the transfer.

   -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the total account value being allocated to the guaranteed interest option, based on the total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

   "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing (using our specific form), by telephone using TOPS or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Non-Guaranteed account value among your Non-Guaranteed benefit variable investment options and the guaranteed interest option. Option I allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options. Option II allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Non-Guaranteed benefit account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Guaranteed benefit variable investment options. For information about rebalancing among the Guaranteed benefit variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits" for more information on rebalancing your Guaranteed benefit account value.

SYSTEMATIC ACCOUNT SWEEP PROGRAM

Under the systematic account sweep program, you may elect to have amounts from the Non-Guaranteed benefit account variable investment options and the guaranteed interest option transferred to the Guaranteed benefit variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC ACCOUNT SWEEP PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Non-Guaranteed benefit account value as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Guaranteed benefit account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value as of the date of the transfer. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

(iv)TRANSFERS THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value in excess of a specified percentage. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Non-Guaranteed benefit account value, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Guaranteed benefit account value. All subsequent contributions made to the Non-Guaranteed benefit account value will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Non-Guaranteed benefit account value will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Non-Guaranteed benefit account value on the date of the transfer. For this purpose, "gains" is equal to the Non-Guaranteed benefit account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic account sweep program:

..   As noted above, transfers can be made on a quarterly, semi- annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll in the Systematic account sweep program. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Non-
    Guaranteed benefit account value will not be part of the net contribution amount. The total amount of credit applied to the Non-Guaranteed benefit account value will be considered transferred to the Guaranteed benefit account value first before any earnings are transferred under our Systematic withdrawal program.

..   Each transfer will be pro-rated from all of your investment options in the
    Non-Guaranteed benefit account value, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Non-Guaranteed benefit account value (including any amounts in the Special DCA program that are designated for future transfers to the Non-Guaranteed benefit account value). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Non-Guaranteed benefit account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be prorated from the Non-Guaranteed benefit variable investment options and the guaranteed interest option.

..   All transfers to the Guaranteed benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Non-Guaranteed benefit account value to the
    Guaranteed benefit account value that is not part of the Systematic account sweep program will not terminate the program. Please note, however, that a transfer under Options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic account sweep program in effect at any one time.

..   You can cancel your Systematic account sweep program at any time.

..   Transfers under your Systematic account sweep program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic account sweep program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Non-Guaranteed benefit account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic account sweep program transaction date happen to be on the same Business day, the transfer under the Systematic account sweep program will be processed first. Then, we will process the rebalancing of your Non-Guaranteed benefit account value.

..   If all Guaranteed benefits are dropped after you have funded the Guaranteed benefit account value, your Systematic account sweep program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Guaranteed benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Guaranteed benefit account variable investment options due to any other contribution or transfer restriction, your Systematic account sweep program will be terminated.

..   If you make a contribution to your Non-Guaranteed benefit account value following your first withdrawal from the Guaranteed benefit account value, your Systematic account sweep program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus, as well as Appendix IX for more information.

If you take a withdrawal from the Guaranteed benefit variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Guaranteed benefit variable investment options. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.




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                                              METHOD OF WITHDRAWAL
                               ----------------------------------------------------
                                                              PRE-AGE   LIFETIME
                               AUTO-                           59 1/2   REQUIRED
                               MATIC                            SUB-     MINIMUM
                               PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
        CONTRACT/(1)/          PLANS/(2)/ PARTIAL MATIC/(3)/ EQUAL/(4)/   TION
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NQ                                Yes       Yes      Yes        No         No
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Traditional IRA                   Yes       Yes      Yes        Yes        Yes
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Roth IRA                          Yes       Yes      Yes        Yes        No
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Inherited IRA                     No        Yes      No         No         Yes/(5)/
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QP/(6)/                           Yes       Yes      No         No         No
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GIB only.
(3)Available for withdrawals from your Non-Guaranteed benefit variable investment options and guaranteed interest option only.
(4)Not available for contracts with GIB.
(5)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(6)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GIB)

You may take automatic withdrawals from your Guaranteed benefit account value under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.


You may elect either the Maximum payment plan or the Customized payment plan beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.


If you take a partial withdrawal from your Guaranteed benefit account value while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

MAXIMUM PAYMENT PLAN

If you elect the GIB and have funded the benefit, the Maximum payment plan is available beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Guaranteed benefit account value in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you elect the GIB and have funded the benefit, the Customized payment plan is available beginning in the second year for contracts

                             ACCESSING YOUR MONEY
with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Depending on availability, any of the following five Customized payment plan options may be elected. Please contact your financial professional for which Customized payment plans are currently available. For options that are based on a withdrawal percentage, the specified percentage is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dol- lar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both the Guaranteed benefit account value and the Non-Guaranteed benefit account value: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from the Guaranteed benefit account value. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Non-Guaranteed benefit account value. If in any contract year there is insufficient value in the Non-Guaranteed benefit account value to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Non-Guaranteed benefit account value as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your guaranteed benefit bases, see Appendix VII later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. The minimum amount you may withdraw is $300. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Non-Guaranteed benefit variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Non-Guaranteed benefit account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C which has no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Non-Guaranteed benefit account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

                             ACCESSING YOUR MONEY

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GIB automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.


You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals." See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Guaranteed benefit account value or the Non-Guaranteed benefit account value. This option is not available if your Total account value is split between the Guaranteed benefit account value and the Non-Guaranteed benefit account value at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus. You should also be aware that the portion of any withdrawal from the Guaranteed benefit account value that is in excess of the Annual withdrawal amount will reduce your benefit base(s) on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals. If you perform this calculation yourself using any permissible method, even the method we use to calculate the substantially equal withdrawals option, a withdrawal charge may apply as described in "Charges and expenses" later in this Prospectus.

Once you begin to take substantially equal withdrawals, you should or five full not do any of the following until after the later of age 59 1/2 years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.


If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.


BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE BENEFIT BASE, AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE GUARANTEED BENEFIT ACCOUNT VALUE.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected one or more Guaranteed benefits, amounts withdrawn from the contract to meet

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RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


This service is not available under QP contracts.


You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Guaranteed Benefit account value and Non-Guaranteed account value are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your Roll-up benefit bases on a dollar for dollar basis. Your Annual Ratchet benefit base is always reduced on a pro rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Guaranteed benefit account value may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Guaranteed benefit account value will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Guaranteed benefit account value made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Guar- anteed benefit variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Guaranteed benefit account value will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals, lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Guaranteed benefit variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Guaranteed benefit variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially

                             ACCESSING YOUR MONEY
equal withdrawals option your Total account value is split between the Guaranteed benefit account value and the Non-Guaranteed benefit account value, your substantially equal withdrawals will be taken on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Guaranteed benefit variable investment options; or

(2)Take the entire withdrawal from the Non-Guaranteed benefit account value, specifying which Non-Guaranteed benefit variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3)Request a certain portion of the withdrawal to be taken from the Guaranteed benefit variable investment options and take the remaining part of the withdrawal from the Non-Guaranteed benefit variable investment options. You must specify the investment options for the Non-Guaranteed benefit account value. The withdrawal from the Guaranteed benefit variable investment options will be taken on a pro rata basis.

For how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Guaranteed benefit account value falls to zero.

..   If you do not elect GIB or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Guaranteed benefit account value is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

                             ACCESSING YOUR MONEY

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.


Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called annuitization. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract issue date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have a GIB or a Guaranteed minimum death benefit, your contract may have both a Guaranteed benefit account value and a Non-Guaranteed benefit account value. If there is a Guaranteed benefit account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization. You may choose a partial withdrawal of cash value to purchase a life annuity at any time at or before the maturity date, but the guaranteed annuity purchased rates described below will not apply.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments. Please see Appendix V later in this Prospectus for variations that may apply in your state.

The payments that you receive upon annuitization of your Guaranteed benefit account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Non-Guaranteed benefit account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).


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Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has

                             ACCESSING YOUR MONEY
   been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.



The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your contract.


There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a Guaranteed income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Guaranteed benefit account value to purchase an annuity payout contract will affect your Guaranteed benefit bases like any other withdrawal. See "How withdrawals are taken from your Total account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin any time. The date may not be later than the annuity maturity date described below.


For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.


ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you do not elect the GIB, or elect the GIB and choose not to fund the guarantee, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Non-Guaranteed benefit account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you elect the GIB and fund the guarantee, the following applies on the maturity date:

..   For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Guaranteed benefit account value on your maturity date, we will apply the Guaranteed benefit account value to either (a) or (b) below, whichever provides a greater payment:

   (a)a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Guaranteed benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

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If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.

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5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   An administrative charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your con- tract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks. In connection with the Guaranteed benefit variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.80%
   Series CP(R):                         0.95%
   Series L:                             1.10%
   Series C:                             1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.30%
   Series CP(R):                         0.35%
   Series L:                             0.30%
   Series C:                             0.25%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                             0.20%
   Series CP(R):                         0.25%
   Series L:                             0.25%
   Series C:                             0.35%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Non-Guaranteed benefit variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Guaranteed benefit variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic account sweep program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY )


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                                                             WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
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                                                                1      2     3     4        5     6    7       8     9      10
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Series B                                                     7%        7%    6%    6%    5%       3%   1%   0%/(a)/  --   --
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Series L                                                     8%        7%    6%    5%    0%/(b)/  --   --   --       --   --
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Series CP(R)                                                 8%        8%    7%    6%    5%       4%   3%   2%       1%   0%/(c)/
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Series C                                                     --/(d)/   --    --    --    --       --   --   --       --   --
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(a)Charge does not apply in the 8th and subsequent contract years following contribution.
(b)Charge does not apply in the 5th and subsequent contract years following contribution.
(c)Charge does not apply in the 10th and subsequent contract years following contribution.
(d)Charge does not apply to Series C contracts.


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.


Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your total account value. Any amount deducted

                             CHARGES AND EXPENSES
to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Guaranteed and Non-Guaranteed benefit account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "Guaranteed minimum death benefit and Guaranteed income benefit base" and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not elect a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value at the beginning of the contract year.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you elect Guaranteed minimum death benefit with your contract, but do not elect the GIB, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value and 10% of your Guaranteed benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GIB. With respect to the Non-Guaranteed benefit account value, your free withdrawal amount is 10% of the Non-Guaranteed benefit account value at the beginning of the contract year.

With respect to the Guaranteed benefit account value, the free withdrawal amount is the GIB Roll-up benefit base multiplied by the Annual Roll-up rate in effect on the first day of the contract year.

If you do not fund your GIB until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Guaranteed benefit account value and a contribution into the Non-Guaranteed benefit account value after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Non-Guaranteed benefit account value and the Guaranteed benefit account value, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

                             CHARGES AND EXPENSES

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

ANNUAL RATCHET DEATH BENEFIT. If you elect the Annual Ratchet death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.90% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED INCOME BENEFIT CHARGE. If you elect the GIB, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.90% of the GIB benefit base in effect on each contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your GIB Roll-up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.20%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

For the Annual Ratchet death benefit, "Greater of" death benefit and GIB, we will deduct this charge from your Guaranteed benefit variable investment options on a pro rata basis. If those amounts are insufficient to pay this charge and you have no amounts in the Special DCA program designated for the Guaranteed benefit variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Non-Guaranteed benefit account value.

For the Annual Ratchet death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Guaranteed benefit account value;

..   you transfer 100% of your Guaranteed benefit account value to the
    Non-Guaranteed benefit account value (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Guaranteed benefit account value (following the dropping of your Guaranteed benefits).

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (for certain variable investment options).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may also change the crediting percentage that applies to contributions.

                             CHARGES AND EXPENSES

Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.


The death benefit in connection with any amount in your Guaranteed benefit account value is equal to your Guaranteed benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.


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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."


If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

                           PAYMENT OF DEATH BENEFIT

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.


If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the Guaranteed minimum death benefit continues, the Roll-up benefit base reset, if applicable, will be based on the surviving spouse's age. The next available reset will continue to be based on the contract issue date.

The GIB may continue, as follows:

..   If the surviving spouse is the older spouse, GIB and the charge continues with no change;

..   If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, GIB and the charge continue, as follows:

   -- The surviving spouse may contribute and/or transfer money to the Guaranteed benefit variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).

                           PAYMENT OF DEATH BENEFIT

   -- The GIB Roll-up benefit base and the Annual Ratchet benefit base will continue to roll up and ratchet until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

..   If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix V later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

                           PAYMENT OF DEATH BENEFIT

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required mini- mum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options but no subsequent contributions will be permitted.

..   The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such Guaranteed benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES



CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

                                TAX INFORMATION

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments" or the beginning of Lifetime GIB payments.)

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified

                                TAX INFORMATION
long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.


ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income may have to pay an additional surtax of 3.8% for taxable years beginning after December 31, 2012. (This tax has been informally referred to as the "Medicare Tax.") For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or
b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.


INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios. Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

                                TAX INFORMATION

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L or Series C contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2013, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS
(IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate

                                TAX INFORMATION
on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional
IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2013 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 "catch-up" contributions ($6,500 for 2013). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

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SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older if made by December 31, 2013.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which. you turn age 70 1/2

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year

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you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st -- April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age
70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions --"account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the

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estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty before the tax of 10% may apply if you have not reached age 59 1/2 first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2 penalty tax Some of the available exceptions to the pre-age 59 1/2 include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.


To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.


Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Non-Guaranteed benefit account or the Guaranteed benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Guaranteed benefit account value after starting substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions

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to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L or Series C contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2013, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

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You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

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NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

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FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE


The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.


We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.


We reserve the right subject to compliance with laws that apply:


(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;


(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;


(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;


(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plans and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak

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with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.


The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e., withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ traditional IRA and Roth IRA contracts, AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts. Please see Appendix V later in this Prospectus to see if AIP is available in your state.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Guaranteed benefit variable investment options will be allocated to corresponding Non-Guaranteed benefit variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Guaranteed benefit account value.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

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..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 70 VOTING RIGHTS


If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Non-Guaranteed benefits account value will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that

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apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS


The financial statements of Separate Account Nos. 49 and 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

Any Guaranteed benefit in effect, will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix V later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or

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judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49 and Separate Account No. 70, respectively. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.


AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation,

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financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the Total account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities

Meridian Financial Group

                               MORE INFORMATION

Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------




The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49, with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.



---------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                            ---------------------------------
                                                             2012     2011     2010    2009
---------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------
   Unit value                                               $ 12.22  $ 11.06  $11.58  $10.18
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          246      220      92      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.78  $ 10.53  $11.00  $10.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          154      130      89      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $ 10.60  $  9.32  $11.25  $10.12
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          277      230      94      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $ 12.64  $ 11.00  $11.05  $10.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           69       57      14      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $ 13.85  $ 12.08  $12.34  $10.51
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          374      277     104      --
---------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.81  $ 10.48  $11.45  $10.23
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          857      824     499       3
---------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.31  $ 10.56  $10.96  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       23,840   19,416   8,343       7
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.16  $ 10.55  $10.84  $10.06
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       13,262   10,951   5,312      --
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 10.84  $ 10.51  $10.57  $ 9.98
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        8,551    6,310   2,755      --
---------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.60  $ 10.57  $11.20  $10.16
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        2,705    2,152   1,053       4
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                  ------------------------------
                                                   2012       2011    2010    2009
-----------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.39    $ 10.60 $ 10.98 $10.10
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,090      1,704     759      2
-----------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.46    $ 10.57 $ 11.08 $10.13
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)             83,766     70,698  30,229    175
-----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.61    $ 10.55 $ 11.22 $10.17
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,039      1,991     981     32
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.20    $ 11.49 $ 12.68 $10.45
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,340      1,982     892      7
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.21    $ 10.77 $ 11.34 $10.23
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,955      4,881   2,190     25
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.17    $ 11.56 $ 13.09 $10.75
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,588      2,189     969      7
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------
   Unit value                                     $  9.85    $  8.56 $ 10.33 $10.00
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,573      4,701   2,034      8
-----------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.33    $ 10.44 $ 10.98 $10.13
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,824      1,594     983     60
-----------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.35    $ 11.78 $ 11.67 $10.27
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                333        259     101     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
-----------------------------------------------------------------------------------
   Unit value                                     $ 10.12    $  9.51      --     --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              7,488      1,826      --     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                     $ 15.86    $ 13.90 $ 14.14 $10.73
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                256        151      77     --
-----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.41    $ 11.63 $ 13.00 $10.57
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 91        106      48     --
-----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.38    $ 11.04 $ 11.51 $10.36
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,643      1,404     656     --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012      2011    2010    2009
--------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------
   Unit value                            $ 13.31   $11.45  $11.62  $10.15
--------------------------------------------------------------------------
   Number of units outstanding (000's)       243      114      58      --
--------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------
   Unit value                            $ 14.23   $12.28  $11.94  $10.42
--------------------------------------------------------------------------
   Number of units outstanding (000's)        76       41      19      --
--------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------
   Unit value                            $ 13.43   $11.77  $11.84  $10.32
--------------------------------------------------------------------------
   Number of units outstanding (000's)       157      104      60      --
--------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------
   Unit value                            $ 10.90   $10.71  $10.35  $ 9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)    12,569    9,309   4,192      32
--------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------
   Unit value                            $ 11.84   $10.72  $11.37  $10.28
--------------------------------------------------------------------------
   Number of units outstanding (000's)       413      391     191      --
--------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------
   Unit value                            $ 13.27   $11.67  $11.61  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)       616      479     236       3
--------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------
   Unit value                            $ 12.32   $11.22  $11.33  $10.29
--------------------------------------------------------------------------
   Number of units outstanding (000's)       101       59      45      --
--------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $ 11.96   $10.57  $11.17  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)        55       53      21      --
--------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------
   Unit value                            $ 11.51   $11.08  $11.05  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)       247      186      88      --
--------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------
   Unit value                            $ 15.43   $13.27  $13.89  $10.59
--------------------------------------------------------------------------
   Number of units outstanding (000's)     2,028    1,650     693       1
--------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------
   Unit value                            $ 10.96   $10.70  $10.36  $ 9.85
--------------------------------------------------------------------------
   Number of units outstanding (000's)       237      172      73       2
--------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------
   Unit value                            $ 11.23   $ 9.72  $11.20  $10.16
--------------------------------------------------------------------------
   Number of units outstanding (000's)       227      196     111       2
--------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------
   Unit value                            $ 10.54   $10.57  $10.17  $ 9.89
--------------------------------------------------------------------------
   Number of units outstanding (000's)     5,720    4,179   2,244       3
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------
   Unit value                            $10.27   $ 8.95   $10.88  $10.07
--------------------------------------------------------------------------
   Number of units outstanding (000's)      139      158      109      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                            $10.38   $ 9.05   $10.41  $10.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)      139      105       64      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL ETF
--------------------------------------------------------------------------
   Unit value                            $10.63   $ 9.14   $10.63  $10.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)      192      157       81      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $10.02   $ 8.64   $10.41  $ 9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)      215      217      154       1
--------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                            $12.25   $10.70   $11.41  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)      199      189      114      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                            $13.67   $12.07   $11.92  $10.39
--------------------------------------------------------------------------
   Number of units outstanding (000's)      245      164       78      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------
   Unit value                            $12.43   $11.07   $11.60  $10.28
--------------------------------------------------------------------------
   Number of units outstanding (000's)       96       91       45      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                            $13.18   $11.46   $11.62  $10.24
--------------------------------------------------------------------------
   Number of units outstanding (000's)      119       96       41      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $12.26   $10.72   $11.41  $10.24
--------------------------------------------------------------------------
   Number of units outstanding (000's)       85       79       72      --
--------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                            $12.09   $10.23   $11.58  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)      278      211       83      --
--------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                            $14.59   $12.63   $13.07  $10.51
--------------------------------------------------------------------------
   Number of units outstanding (000's)      206      172      100      --
--------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $13.35   $11.40   $12.71  $10.51
--------------------------------------------------------------------------
   Number of units outstanding (000's)       36       32       17      --
--------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                            $ 9.61   $ 9.74   $ 9.87  $ 9.99
--------------------------------------------------------------------------
   Number of units outstanding (000's)      724      865      312      11
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                                   ---------------------------------
                                                    2012     2011     2010    2009
------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $12.45   $11.20   $11.00  $10.28
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                464      462      309      --
------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $13.10   $12.21   $13.36  $10.21
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                768      676      266       2
------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------
   Unit value                                      $12.09   $10.72   $11.34  $10.24
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 44       40       28      --
------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------
   Unit value                                      $12.47   $10.49   $11.61  $10.18
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                468      410      154      --
------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------
   Unit value                                      $ 9.86   $ 9.84   $ 9.96  $ 9.99
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                850      720      476       6
------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------
   Unit value                                      $14.52   $12.73   $13.40  $10.76
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                174      154       96       1
------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------
   Unit value                                      $13.57   $11.56   $11.92  $10.35
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                700      559      287       3
------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------
   Unit value                                      $11.62   $ 9.86   $10.87  $10.17
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 83       69       41      --
------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------
   Unit value                                      $13.20   $11.29   $11.64  $10.21
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                110       82       44      --
------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $10.31   $ 8.67       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                914      520       --      --
------------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                      $12.33   $10.85   $11.75  $10.26
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 37       37       14      --
------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                      $13.17   $11.49   $11.97  $10.37
------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,293    1,082      507       1
------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                      $10.62   $ 9.62       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 38       11       --      --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------
                                                          2012     2011     2010    2009
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.60   $ 9.50       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       44       38       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.59   $ 9.35       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       25       11       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.55   $ 9.28       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       22       14       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.84   $11.36   $12.91  $10.17
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      590      512      251       1
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.23   $11.24   $10.90  $10.14
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      941      704      355       2
------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.22   $10.99   $10.87      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      356      283      144      --
------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.52   $11.25   $11.11  $10.15
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      732      525      253       5
------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.75   $10.32   $10.62      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       80       69       53      --
------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.87   $11.89   $12.90  $10.48
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      350      331      148      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 7.87   $ 8.98       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       38       21       --      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 9.41       --       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       37       --       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.26   $10.50       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       83       47       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.74   $10.89   $11.83  $10.22
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1,078      842      269      --
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                                   ---------------------------------
                                                    2012     2011     2010    2009
------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------
   Unit value                                      $11.19   $ 9.69       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                207      109       --      --
------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------
   Unit value                                      $11.90   $10.46   $11.40  $10.25
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                645      555      235      --
------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------
   Unit value                                      $11.76   $10.77   $11.67  $10.39
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                189      150       84      --
------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------
   Unit value                                      $14.80   $13.19   $13.50  $10.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                112       95       34      --
------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
------------------------------------------------------------------------------------
   Unit value                                      $13.74       --       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 15       --       --      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
------------------------------------------------------------------------------------
   Unit value                                      $10.60   $ 9.02       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                525      362       --      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------------------------------------------------------
   Unit value                                      $12.25   $10.97   $11.66  $10.15
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                363      353      204      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------
   Unit value                                      $11.16   $11.15   $12.43  $10.32
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                510      449      120      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
------------------------------------------------------------------------------------
   Unit value                                      $ 9.32   $ 9.27   $11.96  $10.35
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                518      462      220       6
------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------
   Unit value                                      $14.20   $12.13   $11.67  $10.30
------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,136      819      362       2
------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $14.89   $13.29   $13.54  $10.43
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                529      402      172      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                      $13.87   $10.99   $11.82  $10.62
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                455      351      118      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $12.31   $11.86   $13.44  $10.57
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                273      275      162      --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                                  ---------------------------------
                                                                   2012     2011     2010    2009
---------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.05   $10.01   $12.37  $10.21
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,915    1,497      587      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.17   $10.06       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                96       35       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.89   $ 8.70       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               106       87       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.36   $ 8.31       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                61       41       --      --
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.01   $10.50   $10.83  $10.09
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,023      790      295      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.18   $11.45   $11.55  $10.44
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               169      151       98      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.75   $10.87   $11.29  $10.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               170      150       59      --
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.69   $12.14   $12.17  $10.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               196      148       75      --
---------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.86   $12.40   $11.80  $10.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               355      256       84      --
---------------------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.83   $10.49   $10.74      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               384      322       69      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.27   $11.83   $12.96  $10.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               711      498      164      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.55   $11.65   $11.11  $10.05
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               544      398      244      10
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.56   $11.71   $10.64  $ 9.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             2,023    1,444      462       6
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------
                                                          2012     2011     2010    2009
------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $11.75   $10.87   $10.64  $ 9.98
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    3,557    2,557    1,151       8
------------------------------------------------------------------------------------------
 PROFUND VP BEAR
------------------------------------------------------------------------------------------
   Unit value                                            $ 5.81   $ 7.05   $ 7.84  $ 9.67
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       58       67       20       1
------------------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------------
   Unit value                                            $15.29   $11.01   $10.47  $10.09
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      148      108       39      --
------------------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
------------------------------------------------------------------------------------------
   Unit value                                            $16.89   $13.06   $11.99  $10.53
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      401      242       71      --
------------------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.09   $ 9.93   $11.95  $10.30
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      269      286      158       2
------------------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.10   $ 9.51   $10.79  $10.08
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      239      276      158      --
------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.62   $11.11   $11.35  $10.05
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    2,561    2,066      777       3
------------------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.30   $ 9.46   $10.30      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       82       63       21      --
------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------
   Unit value                                            $10.95   $10.76   $13.08  $10.30
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1,034      872      327       1
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49, with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.




---------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                            ---------------------------------
                                                             2012     2011     2010    2009
---------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------
   Unit value                                               $12.07   $10.96   $11.53  $10.17
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          12        9        2      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $11.63   $10.44   $10.95  $10.10
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          13        3        2      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $10.47   $ 9.24   $11.20  $10.12
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           2        5        3      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $12.48   $10.91   $11.00  $10.10
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1        1        1      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $13.68   $11.97   $12.28  $10.50
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          20       24        8      --
---------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $11.66   $10.39   $11.40  $10.23
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          13       10       12      --
---------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $11.17   $10.47   $10.91  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         780      784      411      --
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $11.02   $10.45   $10.79  $10.05
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         546      480      250      12
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $10.70   $10.42   $10.52  $ 9.98
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         516      592      372      --
---------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $11.45   $10.48   $11.15  $10.16
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          59       53       40       6
---------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $11.24   $10.51   $10.93  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          62       66       41      --
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                  ---------------------------------
                                                   2012     2011     2010    2009
-----------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------
   Unit value                                     $11.32   $10.48   $11.03  $10.12
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,252    1,311      792      --
-----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                     $11.47   $10.46   $11.17  $10.16
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                72       82       81      --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------
   Unit value                                     $13.04   $11.39   $12.62  $10.44
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                54       42       17      --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------
   Unit value                                     $12.05   $10.68   $11.29  $10.23
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)               196      173       60      --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------
   Unit value                                     $13.00   $11.46   $13.03  $10.74
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                65       56       26      --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------
   Unit value                                     $ 9.73   $ 8.49   $10.28  $ 9.99
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)               160      134       57      --
-----------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $11.19   $10.35   $10.93  $10.13
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)               172      181      141       2
-----------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $13.18   $11.68   $11.61  $10.26
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 5       11        2      --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
-----------------------------------------------------------------------------------
   Unit value                                     $10.04   $ 9.48       --      --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)               167       13       --      --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                     $15.66   $13.78   $14.08  $10.72
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 6        7       13      --
-----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------
   Unit value                                     $13.24   $11.53   $12.94  $10.57
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2        5       13      --
-----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------
   Unit value                                     $12.22   $10.94   $11.46  $10.36
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                30       43       19      --
-----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------
   Unit value                                     $13.14   $11.35   $11.57  $10.14
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 4        3        2      --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------
   Unit value                            $14.05   $12.18   $11.88  $10.41
--------------------------------------------------------------------------
   Number of units outstanding (000's)        2        1       --      --
--------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------
   Unit value                            $13.26   $11.67   $11.78  $10.32
--------------------------------------------------------------------------
   Number of units outstanding (000's)        3        3       --      --
--------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------
   Unit value                            $10.77   $10.62   $10.30  $ 9.91
--------------------------------------------------------------------------
   Number of units outstanding (000's)      408      299      143       6
--------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------
   Unit value                            $11.69   $10.63   $11.31  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)       10       14        7      --
--------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------
   Unit value                            $13.10   $11.57   $11.56  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)      138      144       59      --
--------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------
   Unit value                            $12.16   $11.13   $11.28  $10.28
--------------------------------------------------------------------------
   Number of units outstanding (000's)        2        2        2      --
--------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $11.81   $10.47   $11.12  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)        2        1       --      --
--------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------
   Unit value                            $11.36   $10.98   $10.99  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)       36       37       20      --
--------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------
   Unit value                            $15.24   $13.15   $13.83  $10.58
--------------------------------------------------------------------------
   Number of units outstanding (000's)       70       79       43      --
--------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------
   Unit value                            $10.82   $10.61   $10.31  $ 9.85
--------------------------------------------------------------------------
   Number of units outstanding (000's)       17       14        6      --
--------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------
   Unit value                            $11.09   $ 9.64   $11.15  $10.16
--------------------------------------------------------------------------
   Number of units outstanding (000's)        1        1        1      --
--------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------
   Unit value                            $10.41   $10.48   $10.13  $ 9.89
--------------------------------------------------------------------------
   Number of units outstanding (000's)      131      106       81       6
--------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------
   Unit value                            $10.14   $ 8.87   $10.83  $10.07
--------------------------------------------------------------------------
   Number of units outstanding (000's)        1        1       --      --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                            $10.25   $ 8.97   $10.36  $ 9.99
--------------------------------------------------------------------------
   Number of units outstanding (000's)       11        6        4      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL ETF
--------------------------------------------------------------------------
   Unit value                            $10.50   $ 9.06   $10.58  $ 9.99
--------------------------------------------------------------------------
   Number of units outstanding (000's)        7       12        5      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $ 9.89   $ 8.57   $10.37  $ 9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)        5       15       35      --
--------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                            $12.10   $10.60   $11.35  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)       12       15       11      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                            $13.50   $11.97   $11.86  $10.38
--------------------------------------------------------------------------
   Number of units outstanding (000's)       15       12        7      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------
   Unit value                            $12.27   $10.98   $11.55  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)        7       22        1      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                            $13.02   $11.36   $11.56  $10.24
--------------------------------------------------------------------------
   Number of units outstanding (000's)        7        9        6      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $12.10   $10.63   $11.36  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)        3        1       --      --
--------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                            $11.93   $10.14   $11.53  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)        7        8        5      --
--------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                            $14.40   $12.52   $13.01  $10.50
--------------------------------------------------------------------------
   Number of units outstanding (000's)       11       15       15      --
--------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $13.18   $11.30   $12.65  $10.50
--------------------------------------------------------------------------
   Number of units outstanding (000's)       --       --       --      --
--------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                            $ 9.49   $ 9.65   $ 9.82  $ 9.98
--------------------------------------------------------------------------
   Number of units outstanding (000's)      132      430      118      --
--------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------
   Unit value                            $12.29   $11.10   $10.95  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)       14       14       10      --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                                   ---------------------------------
                                                    2012     2011     2010    2009
------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $12.94   $12.10   $13.30  $10.20
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 16       26       10      --
------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------
   Unit value                                      $11.93   $10.63   $11.29  $10.24
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  2        2        2      --
------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------
   Unit value                                      $12.31   $10.40   $11.55  $10.18
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 16       14        4      --
------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------
   Unit value                                      $ 9.73   $ 9.76   $ 9.92  $ 9.98
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                146      547      531      --
------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------
   Unit value                                      $14.33   $12.62   $13.34  $10.76
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 15       17       18      --
------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------
   Unit value                                      $13.40   $11.46   $11.86  $10.34
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 10        7        4      --
------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------
   Unit value                                      $11.47   $ 9.78   $10.82  $10.17
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1        8       10      --
------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------
   Unit value                                      $13.03   $11.19   $11.59  $10.21
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  8       10        5      --
------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $10.23   $ 8.64       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 21       15       --      --
------------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                      $12.17   $10.76   $11.70  $10.26
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  4        3       --      --
------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                      $13.00   $11.39   $11.91  $10.37
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 39       43       11       1
------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                      $10.54   $ 9.58       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1        1       --      --
------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                      $10.52   $ 9.47       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 --       --       --      --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------
                                                          2012     2011     2010    2009
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.51   $ 9.31       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --       --       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.47   $ 9.24       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --       --       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.68   $11.26   $12.85  $10.17
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       30       35        7      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.07   $11.14   $10.85  $10.13
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       99      103       51      --
------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.07   $10.90   $10.83      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      115      107       93      --
------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.36   $11.15   $11.06  $10.15
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      117      104       36      --
------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.61   $10.24   $10.58      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        6       13        8      --
------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.69   $11.79   $12.84  $10.47
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        6        8        2      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 7.81   $ 8.95       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        1        1       --      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 9.34       --       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        1       --       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.11   $10.41       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        2        7       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.57   $10.80   $11.77  $10.22
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       57       68       25       1
------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.10   $ 9.66       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        8       10       --      --
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



----------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                       ---------------------------------
                                                        2012     2011     2010    2009
----------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------
   Unit value                                          $11.75   $10.37   $11.34  $10.25
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     14       18        5      --
----------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------
   Unit value                                          $11.61   $10.67   $11.61  $10.38
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      3        5        3      --
----------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------
   Unit value                                          $14.61   $13.08   $13.44  $10.66
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      8        7        1      --
----------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
----------------------------------------------------------------------------------------
   Unit value                                          $13.57       --       --      --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1       --       --      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                          $10.52   $ 8.98       --      --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     23       28       --      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------------
   Unit value                                          $12.10   $10.88   $11.61  $10.15
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     25       30       17       1
----------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------
   Unit value                                          $11.02   $11.06   $12.37  $10.32
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     15       21        4      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------
   Unit value                                          $ 9.21   $ 9.19   $11.90  $10.34
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     26       32       20       1
----------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------
   Unit value                                          $14.02   $12.02   $11.62  $10.29
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    159      162       58      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                          $14.71   $13.17   $13.48  $10.42
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     24       28       10       2
----------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------
   Unit value                                          $13.69   $10.90   $11.76  $10.61
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     17       17        5      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                          $12.15   $11.76   $13.38  $10.56
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      3        6        3      --
----------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------
   Unit value                                          $11.90   $ 9.92   $12.31  $10.21
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     59       70       26       2
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                                  ---------------------------------
                                                                   2012     2011     2010    2009
---------------------------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.08   $10.02       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                16        3       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.81   $ 8.67       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 1       --       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.29   $ 8.28       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 3        2       --      --
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.86   $10.41   $10.78  $10.08
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                28       34        8      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.02   $11.35   $11.50  $10.43
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 5        3       --      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.59   $10.78   $11.23  $10.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 4        5        1      --
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.52   $12.04   $12.12  $10.25
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                 4        3        2      --
---------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.68   $12.30   $11.74  $10.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                27       28       10      --
---------------------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.68   $10.40   $10.70      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                18       24        7      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.12   $11.73   $12.90  $10.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                63       63       31      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.37   $11.55   $11.06  $10.04
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                65       61       35      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.40   $11.61   $10.59  $ 9.97
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               276      265       75      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.60   $10.78   $10.60  $ 9.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               499      477      288      --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                                ---------------------------------
                                                 2012     2011     2010    2009
---------------------------------------------------------------------------------
 PROFUND VP BEAR
---------------------------------------------------------------------------------
   Unit value                                   $ 5.73   $ 6.99   $ 7.81  $ 9.66
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               2        2        3      --
---------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
---------------------------------------------------------------------------------
   Unit value                                   $15.09   $10.91   $10.42  $10.08
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               2        3        1      --
---------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
---------------------------------------------------------------------------------
   Unit value                                   $16.67   $12.95   $11.93  $10.53
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               5        6        1      --
---------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $10.95   $ 9.84   $11.90  $10.29
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               3        5        3      --
---------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $10.96   $ 9.43   $10.74  $10.07
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              52       64       23      --
---------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $12.46   $11.01   $11.30  $10.05
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             215      221       89      --
---------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $11.16   $ 9.38   $10.26      --
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               2        2        1      --
---------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------
   Unit value                                   $10.81   $10.66   $13.02  $10.30
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              65       72       31      --
---------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.


AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and


..   that if the Guaranteed benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------

                                   GUARANTEED MINIMUM DEATH BENEFIT                      GUARANTEED INCOME BENEFIT
                                   --------------------------------                      -------------------------

                                        ANNUAL
          GUARANTEED  RETURN OF       RATCHET TO     ROLL-UP TO                      ANNUAL
END OF     BENEFIT    PRINCIPAL         AGE 85         AGE 85        "GREATER      RATCHET TO
CONTRACT   ACCOUNT      DEATH          BENEFIT        BENEFIT       OF" BENEFIT      AGE 95    GIB ROLL-UP   GIB BENEFIT
 YEAR       VALUE    BENEFIT BASE        BASE           BASE           BASE       BENEFIT BASE BENEFIT BASE     BASE
--------------------------------------------------------------------------------------------------------------------------
   1       $103,000    $100,000/(1)/  $103,000/(2)/  $104,000       $104,000/(5)/   $103,000     $104,000    $104,000/(7)/
--------------------------------------------------------------------------------------------------------------------------
   2       $107,120    $100,000/(1)/  $107,120/(2)/  $108,160       $108,160/(5)/   $107,120     $108,160    $108,160/(7)/
--------------------------------------------------------------------------------------------------------------------------
   3       $113,547    $100,000/(1)/  $113,547/(2)/  $113,547/(4)/  $113,547/(5)/   $113,547     $113,547    $113,547/(7)/
--------------------------------------------------------------------------------------------------------------------------
   4       $120,360    $100,000/(1)/  $120,360/(2)/  $118,089       $120,360/(6)/   $120,360     $118,089    $120,360/(8)/
--------------------------------------------------------------------------------------------------------------------------
   5       $128,785    $100,000/(1)/  $128,785/(2)/  $122,813       $128,785/(6)/   $128,785     $122,813    $128,785/(8)/
--------------------------------------------------------------------------------------------------------------------------
   6       $126,210    $100,000/(1)/  $128,785/(3)/  $127,725       $128,785/(6)/   $128,785     $127,725    $128,785/(8)/
--------------------------------------------------------------------------------------------------------------------------
   7       $128,734    $100,000/(1)/  $128,785/(3)/  $132,834       $132,834/(5)/   $128,785     $132,834    $132,834/(7)/
--------------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%. We
are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

Your applicable death benefit in connection with the Guaranteed benefit variable investment options is equal to the Guaranteed benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL DEATH BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of principal death benefit base is equal to the initial contribution to the Guaranteed ben-efit variable investment options.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE

(2)At the end of contract years 1 through 5, the Annual Ratchet to age 85 benefit base is equal to the current account value.

(3)At the end of contract year 6 through 7, the benefit base is equal to the Annual Ratchet to age 85 benefit base at the end of the prior year since it is higher than the current account value.

ROLL-UP TO AGE 85 BENEFIT BASE

The Annual roll-up rate for the Roll-up to age 85 benefit base is assumed to be the minimum Annual Roll-up rate, which is 4.0%.

(4)At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current account value.

"GREATER OF" DEATH BENEFIT BASE

(5)At the end of contract years 1 through 3 and 7, the benefit base is based on the Roll-Up to age 85 benefit base.

(6)At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 85 benefit base.

GUARANTEED INCOME BENEFIT

GIB BENEFIT BASE

(7)At the end of contract years 1 through 3, and 7, the benefit base is based on the GIB Roll-Up benefit base.

(8)At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 95 benefit base.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Non-Guaranteed benefit account value and Guaranteed benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R) and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Guaranteed benefit variable investment options, and $40,000 is allocated to the Non-Guaranteed benefit variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.29)%, 3.71% for the Series B Guaranteed benefit variable investment options and (2.92)%, 3.08% for the Series B Non-Guaranteed benefit variable investment options; (2.64)%, 3.36% for the Series L Guaranteed benefit variable investment options and (3.27)%, 2.73% for the Series L Non-Guaranteed benefit variable investment options; (2.54)%, 3.46% for the Series CP(R) Guaranteed benefit variable investment options and (3.17)%, 2.83% for the Series CP(R) Non-Guaranteed benefit variable investment options; (2.69)%, 3.31% for the Series C Guaranteed benefit variable investment options and (3.32)%, 2.68% for the Series C Non-Guaranteed benefit variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Guaranteed benefit account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit and GIB and any applicable administrative charge and withdrawal charge.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Guaranteed benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.31% for the Guaranteed benefit variable investment options (for each Series) and of 0.56% for the Non-Guaranteed benefit variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.43% for the Guaranteed benefit variable investment options (for each Series) and 0.81% for the Non-Guaranteed benefit variable investment options (for each Series) and
(3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Guaranteed benefit variable investment options (for each Series) and 0.24% for the Non-Guaranteed benefit variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


----------------------------------------------------------------------------------------------------------

                                                             PROTECT                GUARANTEE
                                                             -------                ---------

             NON-GUARANTEED  GUARANTEED                                                    NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                    "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE    DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%      6%     0%     6%     0%     6%      0%      6%      0%      6%      0%        6%
----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000  93,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    38,832  41,232 57,503 61,103 89,335  95,335  62,400  62,400  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    37,698  42,502 55,018 62,202 85,716  97,704  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    36,597  43,811 52,543 63,294 83,140 101,105  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    35,529  45,160 50,076 64,379 79,605 103,540  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    34,491  46,551 47,616 65,454 77,107 107,005  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    33,484  47,985 45,159 66,515 75,643 111,501  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    32,506  49,463 42,703 67,562 74,210 116,025  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    31,557  50,987 40,247 68,590 71,805 119,577  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    30,636  52,557 37,789 69,598 68,424 122,155  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    29,741  54,176 35,325 70,581 65,066 124,757  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    25,615  63,049 22,843 75,011 48,458 138,060 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    22,083  73,375  9,860 78,231 31,943 151,606 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    19,038  85,393      0 80,331 19,038 165,724       0 131,467       0 159,950 *$7,690     6,398
----------------------------------------------------------------------------------------------------------
95     30    16,412  99,378      0 81,300 16,412 180,679       0 131,467       0 194,604   7,690  *$11,676
----------------------------------------------------------------------------------------------------------

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


----------------------------------------------------------------------------------------------------------

                                                             PROTECT                GUARANTEE
                                                             -------                ---------

             NON-GUARANTEED  GUARANTEED                                                    NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                    "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE    DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%      6%     0%     6%     0%     6%      0%      6%      0%      6%      0%        6%
----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000  92,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    38,692  41,092 57,293 60,893 87,985  93,985  62,400  62,400  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    37,427  42,214 54,612 61,771 85,039  96,984  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    36,203  43,366 51,956 62,631 82,158  99,998  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    35,019  44,550 49,320 63,472 79,340 103,022  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    33,874  45,766 46,704 64,291 80,578 110,057  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    32,766  47,016 44,105 65,085 76,871 112,100  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    31,695  48,299 41,519 65,850 73,214 114,150  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    30,658  49,618 38,945 66,585 69,604 116,203  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    29,656  50,972 36,380 67,285 66,036 118,257  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    28,686  52,364 33,821 67,947 62,507 120,311  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    24,263  59,913 21,026 70,549 45,289 130,462 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    20,542  68,550  7,979 71,538 28,521 140,088 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    17,392  78,432      0 70,954 17,392 149,386       0 131,467       0 159,950 *$7,690     6,398
----------------------------------------------------------------------------------------------------------
95     30    14,724  89,738      0 68,726 14,724 158,464       0 131,467       0 194,604   7,690  *$11,676
----------------------------------------------------------------------------------------------------------


*  Payments of $7,690 will continue as lifetime payments

** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


----------------------------------------------------------------------------------------------------------

                                                             PROTECT                GUARANTEE
                                                             -------                ---------

             NON-GUARANTEED  GUARANTEED                                                    NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                    "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE    DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%      6%     0%     6%     0%     6%      0%      6%      0%      6%      0%        6%
----------------------------------------------------------------------------------------------------------
65      0    41,600  41,600 62,400 62,400 96,000  96,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    40,281  42,777 59,692 63,427 91,973  98,204  62,400  63,418  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    39,004  43,988 57,008 64,453 88,012 100,441  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    37,768  45,233 54,345 65,468 85,113 103,701  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    36,571  46,513 51,701 66,470 82,272 106,983  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    35,411  47,829 49,074 67,456 79,485 110,285  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    34,289  49,183 46,461 68,423 76,750 113,606  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    33,202  50,575 43,859 69,370 74,061 116,944  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    32,149  52,006 41,267 70,292 71,417 120,298  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    31,130  53,478 38,682 71,187 68,812 123,664  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    30,143  54,991 36,101 72,051 66,244 127,042  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    25,629  63,225 23,167 75,784 48,796 139,010 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    21,812  72,693  9,935 78,124 31,747 150,817 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    18,563  83,577      0 79,145 18,563 162,722       0 131,467       0 159,950 *$7,690     6,398
----------------------------------------------------------------------------------------------------------
95     30    15,797  96,092      0 78,811 15,797 174,903       0 131,467       0 194,604   7,690  *$11,676
----------------------------------------------------------------------------------------------------------

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                GUARANTEE
                                                              -------                ---------

             NON-GUARANTEED  GUARANTEED                                                     NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE     DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%      6%     0%     6%     0%      6%      0%      6%      0%      6%      0%        6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,672  41,072 57,263 60,863  95,935 101,935  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,388  42,173 54,554 61,709  91,942 103,882  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,147  43,303 51,872 62,537  88,019 105,840  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    34,947  44,463 49,213 63,343  84,160 107,807  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    33,786  45,655 46,575 64,126  80,362 109,781  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    32,665  46,879 43,956 64,882  76,621 111,761  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    31,580  48,135 41,352 65,609  72,933 113,744  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    30,532  49,425 38,762 66,302  69,294 115,727  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    29,518  50,750 36,182 66,960  65,700 117,709  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    28,538  52,110 33,610 67,577  62,148 119,687  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    24,075  59,477 20,774 69,930  44,850 129,407 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    20,331  67,886  7,722 70,619  28,053 138,504 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    17,168  77,483      0 69,682  17,168 147,165       0 131,467       0 159,950 *$7,394     6,398
-----------------------------------------------------------------------------------------------------------
95     30    14,496  88,437      0 67,041  14,496 155,479       0 131,467       0 194,604   7,394  *$11,676
-----------------------------------------------------------------------------------------------------------

*  Payments of $7,394 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers.

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------

CALIFORNIA  See "Your right to cancel within a  If you reside in the state of
            certain number of days" in          California and you are age 60 and
            "Contract features and benefits"    older at the time the contract is
                                                issued, you may return your
                                                Retirement Cornerstone(R) Series
                                                contract within 30 days from the
                                                date that you receive it and
                                                receive a refund as described
                                                below. This is also referred to as
                                                the "free look" period.

                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market variable
                                                investment option (and/or
                                                guaranteed interest option, if
                                                available), the amount of your
                                                refund will be equal to your
                                                contribution, unless you make a
                                                transfer, in which case the amount
                                                of your refund will be equal to
                                                your account value on the date we
                                                receive your request to cancel at
                                                our processing office. This amount
                                                could be less than your initial
                                                contribution. If you allocate any
                                                portion of your initial
                                                contribution to the variable
                                                investment options (other than the
                                                EQ/Money Market variable
                                                investment option), your refund
                                                will be equal to your account
                                                value on the date we receive your
                                                request to cancel at our
                                                processing office.

                                                "RETURN OF CONTRIBUTION" FREE LOOK
                                                TREATMENT AVAILABLE THROUGH
                                                CERTAIN SELLING BROKERS-DEALERS

                                                Certain selling broker-dealers
                                                offer an allocation method
                                                designed to preserve your right to
                                                a return of your contributions
                                                during the free look period. At
                                                the time of application, you will
                                                instruct your financial
                                                professional as to how your
                                                initial contribution and any
                                                subsequent contributions should be
                                                treated for the purpose of
                                                maintaining your free look right
                                                under the contract. Please consult
                                                your financial professional to
                                                learn more about the availability
                                                of "return of contribution" free
                                                look treatment.

                                                If you choose "return of
                                                contribution" free look treatment
                                                of your contract, we will allocate
                                                your entire contribution and any
                                                subsequent contributions made
                                                during the 40 day period following
                                                the Contract Date, to the EQ/Money
                                                Market investment option. In the
                                                event you choose to exercise your
                                                free look right under the
                                                contract, you will receive a
                                                refund equal to your contributions.

                                                If you choose the "return of
                                                contribution" free look treatment
                                                and your contract is still in
                                                effect on the 40th day (or next
                                                Business Day) following the
                                                Contract Date, we will
                                                automatically reallocate your
                                                account value to the invest ment
                                                options chosen on your application.
-----------------------------------------------------------------------------------

                                      V-1

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     Any transfers made prior to the
(CONTINUED)                                    expiration of the 30 day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the Contract
                                               Date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next Business Day) following the
                                               Contract Date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled one
                                               time reallocation, you must call
                                               one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the Contract Date to
                                               cancel.
--------------------------------------------------------------------------------
CONNECTICUT  See "Credits" in "Contract        Credits applied to contributions
             features and benefits" (For       made within one year of death of
             Series CP(R) contracts only)      the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions.

             See "Transfers of ownership,      If you elect the GIB, you may
             collateral assignments, loans     not change ownership or assign
             and borrowing" in "More           the GIB or the contract to an
             information"                      institution (such as business
                                               trusts, corporations, joint
                                               stock associations, part
                                               nerships, limited liability
                                               companies and other legal
                                               entities).
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the third paragraph of this
             contribute to your con tract" in  section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on
             and "Appendix IX"                 contributions is deleted. The
                                               remainder of this section is
                                               unchanged.

             See "Credits" in "Contract        The following information
             features and benefits" (For       replaces the second bullet of
             Series CP(R) contracts only)      the final set of bullets in this
                                               section:
                                               .   You may annuitize your
                                                   contract after twelve
                                                   months, however, if you
                                                   elect to receive annuity
                                                   payments within five years
                                                   of the contract date, we
                                                   will recover the credit that
                                                   applies to any contribution
                                                   made in that five years. If
                                                   you start receiving annuity
                                                   payments after five years
                                                   from the contract date and
                                                   within three years of making
                                                   any contribution, we will
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years.

             See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida and you are age 65 or
             "Contract features and benefits"  older at the time the contract is issued, you may cancel your
                                               variable annuity contract and
                                               return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the cash surrender value
                                               provided in the annuity
                                               contract, plus any fees or
                                               charges deducted from the
                                               contributions or imposed under
                                               the contract.

                                               If you reside in the state of
                                               Florida and you are age 64 or
                                               younger at the time the contract
                                               is issued, you may cancel your
                                               variable annuity contract and
                                               return it to us within 14 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               your contributions, including
                                               any contract fees or charges.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.
--------------------------------------------------------------------------------

                                      V-2

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
FLORIDA        See "Withdrawal charge" in          If you are age 65 or older
(CONTINUED)    "Charges and expenses"              at the time your contract
                                                   is issued, the applicable
                                                   withdrawal charge will not
                                                   exceed 10% of the amount
                                                   withdrawn. In addition, no
                                                   charge will apply after the
                                                   end of the 10th contract
                                                   year or 10 years after a
                                                   contribution is made,
                                                   whichever is later.
-------------------------------------------------------------------------------
IDAHO          See "Your right to cancel within a  If you reside in the state
               certain number of days" in          of Idaho, you may return
               "Contract features and benefits"    your Retirement
                                                   Cornerstone(R) Series
                                                   contract within 20 days
                                                   from the date that you
                                                   receive it and receive a
                                                   refund of your initial
                                                   contribution.
-------------------------------------------------------------------------------
ILLINOIS       See "Credits" in "Contract          The following information
               features and benefits" (For Series  replaces the second bullet
               CP(R) contracts only)               of the final set of bullets
                                                   in this section:
                                                   .   You may annuitize your
                                                       contract after twelve
                                                       months, however, if you
                                                       elect to receive
                                                       annuity payments within
                                                       five years of the
                                                       contract date, we will
                                                       recover the credit that
                                                       applies to any
                                                       contribution made in
                                                       the first five years.
                                                       If you start receiving
                                                       annuity payments after
                                                       five years from the
                                                       contract date and
                                                       within three years of
                                                       making any
                                                       contribution, we will
                                                       recover the credit that
                                                       applies to any
                                                       contribution made
                                                       within the prior three
                                                       years.

               See "Selecting an annuity payout    The following sentence
               option" under "Your annuity payout replaces the first sentence options" in "Accessing your money" of the second paragraph in this section:

                                                   You can choose the date
                                                   annuity payments begin but
                                                   it may not be earlier than
                                                   twelve months from your
                                                   Retirement Cornerstone(R)
                                                   Series contract date.

               Notice to all Illinois contract     Illinois law provides that
               owners                              a spouse in a civil union
                                                   and a spouse in a marriage
                                                   are to be treated
                                                   identically. For purposes
                                                   of your contract, when we
                                                   use the term "married", we
                                                   include "parties to a civil
                                                   union" and when we use the
                                                   word "spouse" we include
                                                   "parties to a civil union".
                                                   While civil union spouses
                                                   are afforded the same
                                                   rights as married spouses
                                                   under Illinois law,
                                                   tax-related advantages such
                                                   as spousal continuation are
                                                   derived from federal tax
                                                   law. Illinois' Civil Union
                                                   Law does not and cannot
                                                   alter federal law. The
                                                   federal Defense of Marriage
                                                   Act excludes civil unions
                                                   and civil union partners
                                                   from the meaning of the
                                                   word "marriage" or "spouse"
                                                   in all federal laws.
                                                   Therefore, a civil union
                                                   spouse does not qualify for
                                                   the same tax advantages
                                                   provided to a married
                                                   spouse under federal law,
                                                   including the tax benefits
                                                   afforded to the surviving
                                                   spouse of an owner of an
                                                   annuity contract or any
                                                   rights under specified
                                                   tax-favored savings or
                                                   retirement plans or
                                                   arrangements.
-------------------------------------------------------------------------------
MARYLAND       See "Free withdrawal amount" under  The 10% free withdrawal
               "Withdrawal charge" in "Charges     amount applies to full
               and expenses"                       surrenders.
-------------------------------------------------------------------------------
MASSACHUSETTS  See "Annual administrative charge"  The annual administrative
               under "Charges that AXA Equitable   charge will not be deducted
               deducts" in "Charges and expenses"  from amounts allocated to
               See "Disability, terminal illness   the guaranteed interest
               or confinement to nursing home"     option.
               under "Withdrawal charge" in
               "Charges and expenses"              This section is deleted in
                                                   its entirety.
               See "Appendix IV: Hypothetical      The annuity purchase
               illustrations"                      factors are applied on a
                                                   unisex basis in determining
                                                   the amount payable under a
                                                   Guaranteed benefit.
-------------------------------------------------------------------------------

                                      V-3

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS        AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
MINNESOTA    See "Your right to cancel    If you reside in the state of
             within a certain number of   Minnesota at the time the con
             days" in "Contract features  tract is issued, you may return
             and benefits"                your Retirement Cornerstone(R)
                                          Series contract within 10 days
                                          from the date that you receive a
                                          refund equal to the sum of (a) the
                                          difference between the
                                          contributions made and the amounts
                                          allocated to any investment option
                                          and (b) the Total account value in
                                          any investment option on the date
                                          your Retirement Cornerstone(R)
                                          Series contract is received by our
                                          processing office or your
                                          financial professional. Such
                                          amount will be paid within 10 days
                                          after we receive notice of
                                          cancellation and the Retirement
                                          Cornerstone(R) Series contract.

             See "Free withdrawal         The 10% free withdrawal amount
             amount" under "Withdrawal    applies to full surrenders.
             charge" in "Charges and
             expenses"
-------------------------------------------------------------------------------
MISSISSIPPI  See under "Types of          Not available in all series.
             contracts" on the cover and
             throughout this Prospectus
             QP (defined contribution
             and defined benefit)
             contracts

             See "How you can purchase    Additional contributions can only
             and contribute to your con   be made within the first year
             tract" in "Contract          after the contract issue date.
             features and benefits" (Not
             applicable to Series C
             contracts)
             See "Free withdrawal         The 10% free withdrawal amount
             amount" under "Withdrawal    applies to full surrenders.
             charge" in "Charges and
             expenses"
-------------------------------------------------------------------------------
MONTANA      See "Appendix IV:            The annuity purchase factors are
             Hypothetical illustrations"  applied on a unisex basis in
                                          determining the amount payable
                                          under a Guaranteed benefit.
-------------------------------------------------------------------------------
NEW YORK     Guaranteed interest option   Not available
             (For Series CP(R) contracts
             only)

             Investment                   Not available
             simplifier--Fixed-dollar
             option and Interest sweep
             option (For Series CP(R)
             contracts only)

             Roll-up to age 85 benefit    Not available
             base

             "Greater of" death benefit   Not available
             benefit base

             "Greater of" death benefit   The "Greater of" death benefit is
                                          not available. The only optional
                                          Guaranteed minimum death benefits
                                          available in New York are the
                                          Annual Ratchet and the Return of
                                          Principal Guaranteed minimum death
                                          benefits.

             Annual Ratchet to age 95     All references to this feature are
             benefit base                 replaced with Annual Ratchet to
                                          age 90 benefit base.

             Roll-up to age 95 benefit    All references to this feature are
             base ("GIB Roll-up benefit   replaced with GIB Roll-up to age
             base")                       90 benefit base. If you elect the
                                          GIB, your GIB Roll-up to age 90
                                          benefit base stops rolling up on
                                          the contract date anniversary
                                          following the owner's (or older
                                          joint owner's, if applicable) 90th
                                          birthday.

             GIB benefit base             The GIB benefit base is equal to
                                          the greater of the GIB Roll-up to
                                          age 90 benefit base and the Annual
                                          Ratchet to age 90 benefit base.

             "Indication of Intent" (For  The "Indication of Intent"
             Series CP(R) contracts only) approach to first year
                                          contributions in connection with
                                          the contribution crediting rate is
                                          not available.

             Issue age if GIB is elected  FOR SERIES B, SERIES L AND SERIES
                                          C CONTRACTS:
                                             Issue age: 45-75

                                          FOR SERIES CP(R) CONTRACTS:
                                             Issue age: 45-70
-------------------------------------------------------------------------------

                                      V-4

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
------------------------------------------------------------------------------
NEW YORK     See "Guaranteed minimum death    The charge for the Annual
(CONTINUED)  benefit charge" in "Fee table"   Ratchet death benefit is 0.35%
             and "Annual Ratchet death        and cannot be increased.
             benefit" under "Charges that
             AXA Equitable deducts" in
             "Charges and expenses"

             See "Credits" in "Contract       If the owner (or older joint
             features and benefits" (For      owner, if applicable) dies
             Series CP(R) contracts only)     during the one-year period
                                              following our receipt of a
                                              contribution to which a credit
                                              was applied, we will recover
                                              all or a portion of the amount
                                              of such Credit from the account
                                              value, based on the number of
                                              full months that elapse between
                                              the time we receive the
                                              contribution and the owner's
                                              (or older joint owner's, if
                                              applicable) death, as follows:

                       Number of                        Percentage of
                         Months                             Credit
                         ------                             ------
                           0                                 100%
                           1                                 100%
                           2                                 99%
                           3                                 98%
                           4                                 97%
                           5                                 96%
                           6                                 95%
                           7                                 94%
                           8                                 93%
                           9                                 92%
                           10                                91%
                           11                                90%
                           12                                89%

                       We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

  See "Guaranteed      The GIB Roll-up to age 90 benefit base: There are caps on
  minimum death        the GIB Roll-up to age 90 benefit base, which are
  benefit and          percentages of the total contributions.
  Guaranteed income
  benefit base" in
  "Contract features
  and benefits"

                       Issue ages                  Cap Amount
                       ----------                  ----------
                       55+                         no cap on benefit base
                       50-54                       350% cap on benefit base
                       45-49                       200% cap on benefit base

                       The cap is determined by the age of the owner at issue. If the contract is issued at age 55 or greater, there is no cap. If the contract is issued at ages younger than age 55, the cap percentage is set at issue and does not change for the life of the contract, unless there is a reset at age 55 or greater. If there is a reset at age 55 or greater, there is no cap,
                       regardless of the age of the owner at issue. The caps for the
                       GIB Roll-up to age 90 benefit base are: 200% for ages 45-
                       49 and 350% for ages 50-54. Should there be a reset prior
                       to age 55, the GIB Roll-up to age 90 benefit base amount
                       will be capped at the cap percentage at issue times the
                       Guaranteed benefit account value at time of reset, plus all contributions and transfers made to the Guaranteed benefit account value after the reset. Neither a reset nor
                       withdrawals will lower the cap amount. The Annual Ratchet
                       to age 90 benefit base does not have a cap.
---------------------------------------------------------------------------------------

                                      V-5

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
NEW YORK     See "GIB Roll-up benefit base     Your Roll-up benefit base(s)
(CONTINUED)  and Roll-up to age 85 benefit     will automatically reset to
             base reset" under "Guaranteed     equal the Guaranteed benefit
             minimum death benefit and         account value, if higher, every
             Guaranteed income benefit base"   three contract years from your
             in "Contract features and         contract issue date, up to the
             benefits"                         contract date anniversary
                                               following:

                                               .   your 85th birthday (for the
                                                   Annual Ratchet to age 85
                                                   benefit base), or

                                               .   your 90th birthday (for the
                                                   GIB Roll-up to age 90
                                                   benefit base).

             See "How withdrawals affect your  EFFECT OF WITHDRAWALS ON YOUR
             Guaranteed benefits" and          GIB BENEFIT BASE
             "Guaranteed income benefit" in
             "Contract features and benefits"  The effect of withdrawals on the GIB Roll-up to age 90
                                               benefit base and the Annual
                                               Ratchet to age 90 benefit base
                                               is on a pro rata basis during
                                               the first contract year.
                                               Beginning in the second
                                               contract year, withdrawals up
                                               to the Annual withdrawal amount
                                               will not reduce the GIB Roll-up
                                               to age 90 benefit base.
                                               Beginning in the second
                                               contract year, the effect of
                                               withdrawals on the Annual
                                               Ratchet to age 90 benefit base
                                               will be on a dollar-for-dollar
                                               basis up to the Annual
                                               withdrawal amount in each
                                               contract year. The portion of
                                               any withdrawal that causes the
                                               sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and
                                               any other withdrawals in that
                                               same contract year will reduce
                                               the GIB benefit base on a pro
                                               rata basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken
                                               from your Guaranteed benefit
                                               account value through the
                                               Automatic Required Minimum
                                               Distribution "RMD" service, the
                                               GIB Roll-up to age 90 benefit
                                               base and Annual Ratchet to age
                                               90 benefit base will be reduced
                                               on a dollar-for-dollar basis.

                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85
                                               BENEFIT BASE (IF ELECTED WITH
                                               GIB)

                                               If you elect the GIB with the
                                               Annual Ratchet death benefit,
                                               withdrawals will reduce the
                                               Annual Ratchet to age 85
                                               bene-fit base on a pro rata
                                               basis during the first contract
                                               year.

                                               Beginning in the second
                                               contract year, withdrawals will
                                               reduce the Annual Ratchet to
                                               age 85 benefit base on a
                                               dollar-for-dollar basis up to
                                               the Annual withdrawal amount in
                                               each contract year. The portion
                                               of any withdrawal that causes
                                               the sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and
                                               any other with drawals in that
                                               same contract year will reduce
                                               the Annual Ratchet to age 85
                                               benefit base on a pro rata
                                               basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken
                                               from the Guaranteed benefit
                                               account value through the
                                               Automatic RMD service, the
                                               Annual Ratchet to age 85
                                               benefit base will be reduced on
                                               a dollar-for-dollar basis.

                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85
                                               BENEFIT BASE (IF ELECTED
                                               WITHOUT THE GIB)

                                               If you elect the Annual Ratchet
                                               death benefit without the GIB,
                                               withdrawals (including any
                                               applicable withdrawal charges)
                                               will always reduce the Annual
                                               Ratchet to age 85 benefit base
                                               on a pro rata basis.
-------------------------------------------------------------------------------

                                      V-6

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------

                                                AVAILABILITY
                                                OR
 STATE       FEATURES AND BENEFITS              VARIATION
--------------------------------------------------------------------------------------------------------------------------
NEW YORK     See "75 Day rate lock-in" under    If your initial contribution is received within 90 days of the date you
(CONTINUED)  "Guaranteed income benefit" in     sign your application, your initial Annual Roll-up rate will be the
             "Contract features and benefits"   greater of the rate in effect on the date of the application or the rate in effect on the date your con tract is issued. If we do not receive your initial contribution within 90 days of the date you sign your application, your initial Annual Roll-up rate will be the rate in effect on the date we issue your contract.

             See "Lifetime GIB payments" under  The GIB guarantees annual lifetime payments (''Lifetime GIB
             "Guaranteed income benefit" in     payments''), which will begin at the earliest of:
             "Contract features and benefits"
                                                (i)the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an
                                                   Excess withdrawal);

                                                (ii)the contract date anniversary following your 90th birthday; and

                                                (iii)your contract's maturity date.

                                                   Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Guaranteed benefit account value is zero, we will use your GIB benefit base as of the day your account value was reduced to zero. The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as follows:

                                                   Age                Single Life                    Joint Life
                                                   ---                -----------                    ----------
                                                Up to 85                  4%                            3.25%
                                                  86-90                   5%                             4%

             See "The amount applied to         The amount applied to the annuity benefit is the greater of the cash
             purchase an annuity payout         value or 95% of what the account value would be if no withdrawal charge
             option" under "Your annuity        applied.
             payout option" in "Accessing
             your money"(Applicable under
             Series CP(R) contracts only)

             See "Selecting an annuity payout   The earliest date annuity payments may begin is 13 months from the
             option" under "Your annuity        issue date.
             payout option" in "Accessing
             your money" (For Series CP(R)
             contracts only)

             See "Annuity maturity date" under  Your contract has a maturity date by which you must either take a lump
             "Your annuity payout option" in    sum withdrawal or select an annuity payout option.
             "Accessing your money"

                                                FOR SERIES B, SERIES L AND SERIES C CONTRACTS:

                                                The maturity date is the contract date anniversary that follows the annuitant's birthday, as follows:

                                                             Maximum
                                                Issue Age    Annuitization age
                                                ---------    -----------------
                                                0-80         90
                                                81           91
                                                82           92
                                                83           93
                                                84           94
                                                85           95

                                                FOR SERIES CP(R) CONTRACTS:

                                                The maturity date is the contract date anniversary that follows the annuitant's 90th birthday.

             See "Charges and expenses"         Deductions of charges from the guaranteed interest option are not permitted.

             See "Transfers of ownership,       Collateral assignments are not limited to the period prior to the first collateral assignments, loans and  contract date anniversary. You may assign all or a portion of the value
             borrowing" in "More information"   of your NQ contract at any time, pursuant to the terms described in this Prospectus.
--------------------------------------------------------------------------------------------------------------------------

                                      V-7

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------
 STATE                  FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------
OREGON                  QP contracts                      Not Available
(Applicable under
Series B, Series L and  Automatic investment program      Not Available
Series CP(R) contracts
only)                   See "We require that the          The following is added: (18)
                        following types of                requests for required minimum
                        communications be on specific     distributions, other than
                        forms we provide for that         pursuant to our automatic RMD
                        purpose:" in "Who is AXA          service.
                        Equitable?"

                        See "How you can purchase and     Additional contributions are
                        contribute to your con tract" in  limited to the first year after
                        "Contract features and benefits"  the contract issue date only.
                        and "Appendix IX"                 Additional contributions are not
                                                          permitted to Series B or Series
                                                          L Inherited IRA con- tracts,
                                                          even from properly titled
                                                          sources.

                        See "Credits" in "Contract        The last sentence of the first
                        features and benefits" (For       paragraph is deleted. A credit
                        Series CP(R) contracts only)      will be applied in connection
                                                          with a partial conversion of a
                                                          Traditional IRA contract to a
                                                          Roth IRA contract.

                        See "Lifetime required minimum    The following replaces the last
                        distribution withdrawals" under   paragraph: We generally will not
                        "Withdrawing your account value"  impose a withdrawal charge on
                        in "Accessing your money"         minimum distribution withdrawals
                                                          even if you are not enrolled in
                                                          our automatic RMD service,
                                                          except if, when added to a lump
                                                          sum withdrawal previously taken
                                                          in the same contract year, the
                                                          minimum distribution withdrawals
                                                          exceed the free withdrawal
                                                          amount. In order to avoid a
                                                          withdrawal charge in connection
                                                          with minimum distribution
                                                          withdrawals outside of our
                                                          automatic RMD service, you must
                                                          notify us using our withdrawal
                                                          request form. Such minimum
                                                          distribution withdrawals must be
                                                          based solely on your contract's
                                                          Total account value.

                        See "Selecting an annuity payout  You can choose the date annuity
                        option" under "Your annuity       payments begin, but it may not
                        payout options" in "Accessing     be earlier than seven years from
                        your money"                       the Series B contract issue
                                                          date, four years from the Series
                                                          L contract issue date, or nine
                                                          years from the Series CP(R)
                                                          contract issue date.

                                                          If the payout annuity benefit is
                                                          based on the age or sex of the
                                                          owner and/or annuitant, and that
                                                          information is later found not
                                                          to be correct, we will adjust
                                                          the payout annuity benefit on
                                                          the basis of the correct age or
                                                          sex. We will adjust the number
                                                          or amount of payout annuity
                                                          benefit payments, or any amount
                                                          of the payout annuity benefit
                                                          payments, or any amount used to
                                                          provide the payout annuity
                                                          benefit, or any combination of
                                                          these approaches. If we have
                                                          overpaid you, we will charge
                                                          that overpayment against future
                                                          payments, while if we have
                                                          underpaid you, we will add
                                                          additional amounts to future
                                                          payments. Our liability will be
                                                          limited to the correct
                                                          information and the actual
                                                          amounts used to provide the
                                                          benefits.

                        See "Disability, terminal         Items (i) and (iii) under this
                        illness, or confinement to        section are deleted in
                        nursing home" under "Withdrawal   their entirety.
                        charge" in "Charges and expenses"

                        See "Misstatement of age" in      The following replaces the first
                        "More information"                paragraph:

                                                          If the age of any person upon
                                                          whose life an optional
                                                          Guaranteed minimum death benefit
                                                          depends has been misstated, any
                                                          benefits will be those which
                                                          would have been purchased at the
                                                          correct age. Therefore, if an
                                                          optional Guaranteed minimum
                                                          death benefit rider was elected
                                                          by such person, the optional
                                                          Guaranteed minimum death benefit
                                                          rider will be adjusted based on
                                                          the correct age.
-------------------------------------------------------------------------------------------


                                      V-8

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------
OREGON       See "Transfers of ownership,        Collateral assignments are not
(CONTINUED)  collateral assignments, loans and   limited to the period prior to the
             borrowing" in "More information"    first contract date anniversary.
                                                 You may assign all or a portion of
                                                 the value of your NQ contract at
                                                 any time, pursuant to the terms
                                                 described in this Prospectus.
------------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                    Available for direct rollovers
                                                 from U.S. source 401(a) plans and
                                                 direct transfers from the same
                                                 type of U.S. source IRAs.

             QP (Defined Benefit) contracts      Not Available
             (For Series B, Series CP(R) and
             Series L contracts only)

             See "Purchase considerations for a  We do not offer Retirement
             charitable remainder trust" under   Cornerstone(R) Series contracts to
             "Owner and annuitant requirements"  charitable remainder trusts in in "Contract features and benefits" Puerto Rico.

             See "How you can contribute to      Specific requirements for
             your contract" in "Contract         purchasing QP contracts in Puerto
             features and benefits" and          Rico are outlined below in
             "Appendix IX" (For Series B,        "Purchase considerations for QP
             Series CP(R) and Series L           (Defined Contribution) contracts
             contracts only)                     in Puerto Rico".

             See "Guaranteed income benefit" in  Restrictions for the GIB on a
             "Contract features and benefits"    Puerto Rico QPDC contract are
             (For Series B, Series CP/SM /and    described below, under "Purchase
             Series L contracts only)            considerations for QP (Defined
                                                 Contribution) contracts in Puerto
                                                 Rico", and in your contract.

             See "Lifetime required minimum      This option is not available with
             distribution withdrawals" under     QPDC contracts.
             "Withdrawing your account value"
             in "Accessing your money" (For
             Series B, Series CP(R) and Series
             L contracts only)

             See "Transfers of ownership,        Transfers of ownership of QP
             collateral assignments, loans and   contracts are governed by Puerto
             borrowing" in "More information"    Rico law. Please consult your tax,
             (For Series B, Series CP(R) and     legal or plan advisor if you
             Series L contracts only)            intend to transfer ownership of
                                                 your contract.

             "Purchase considerations for QP     PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts    (DEFINED CONTRIBUTION) CONTRACTS
             in Puerto Rico"--this section       IN PUERTO RICO:
             replaces "Appendix I: Purchase      Trustees who are considering the
             considerations for QP               purchase of a Retirement
             contracts" in this Prospectus.      Cornerstone/SM/ Series QP contract
             (For Series B, Series CP(R) and     in Puerto Rico should discuss with
             Series L contracts only)            their tax, legal and plan advisors
                                                 whether this is an appropriate
                                                 investment vehicle for the
                                                 employer's plan. Trustees should
                                                 consider whether the plan
                                                 provisions permit the investment
                                                 of plan assets in the QP contract,
                                                 the Guaranteed income benefit, and
                                                 the payment of death benefits in
                                                 accordance with the requirements
                                                 of Puerto Rico income tax rules.
                                                 The QP contract and this
                                                 Prospectus should be reviewed in
                                                 full, and the following factors,
                                                 among others, should be noted.

                                                 LIMITS ON CONTRACT OWNERSHIP:
                                                 .   The QP contract is offered
                                                     only as a funding vehicle to
                                                     qualified plan trusts of
                                                     single participant defined
                                                     contribution plans that are
                                                     tax-qualified under Puerto
                                                     Rico law, not United States
                                                     law. The contract is not
                                                     available to US qualified
                                                     plans or to defined benefit
                                                     plans qualifying under Puerto
                                                     Rico law.

                                                 .   The QP contract owner is the
                                                     qualified plan trust. The
                                                     annuitant under the contract
                                                     is the self-employed Puerto
                                                     Rico resident, who is the sole
                                                     plan participant.
------------------------------------------------------------------------------------


                                      V-9

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------
PUERTO RICO                                      .   This product should not be
(CONTINUED)                                          purchased if the self-
                                                     employed individual
                                                     anticipates having additional
                                                     employees become eligible for
                                                     the plan. We will not allow
                                                     additional contracts to be
                                                     issued for participants other
                                                     than the original business
                                                     owner.

                                                 .   If the business that sponsors
                                                     the plan adds another
                                                     employee, no further
                                                     contributions may be made to
                                                     the contract. If the employer
                                                     moves the funds to another
                                                     funding vehicle that can
                                                     accommodate more than one
                                                     employee, this move could
                                                     result in surrender charges,
                                                     if applicable, and the loss of
                                                     guaranteed benefits in the
                                                     contract.

                                                 LIMITS ON CONTRIBUTIONS:
                                                 .   All contributions must be
                                                     direct transfers from other
                                                     investments within an existing
                                                     qualified plan trust.

                                                 .   Employer payroll contributions
                                                     are not accepted.

                                                 .   Only one additional transfer
                                                     contribution may be made per
                                                     contract year.

                                                 .   Checks written on accounts
                                                     held in the name of the
                                                     employer instead of the plan
                                                     or the trustee will not be
                                                     accepted.

                                                 .   As mentioned above, if a new
                                                     employee becomes eligible for
                                                     the plan, the trustee will not
                                                     be permitted to make any
                                                     further contributions to the
                                                     contract established for the
                                                     original business owner.

                                                 LIMITS ON PAYMENTS:
                                                 .   Loans are not available under
                                                     the contract.

                                                 .   All payments are made to the
                                                     plan trust as owner, even
                                                     though the plan
                                                     participant/annuitant is the
                                                     ultimate recipient of the
                                                     benefit payment.

                                                 .   AXA Equitable does no tax
                                                     reporting or withholding of
                                                     any kind. The plan
                                                     administrator or trustee will
                                                     be solely responsible for
                                                     performing or providing for
                                                     all such services.

                                                 .   AXA Equitable does not offer
                                                     contracts that qualify as IRAs
                                                     under Puerto Rico law. The
                                                     plan trust will exercise the
                                                     GIB and must continue to hold
                                                     the supplementary contract for
                                                     the duration of the GIB
                                                     payments.

                                                 PLAN TERMINATION:
                                                 .   If the plan participant
                                                     terminates the business, and
                                                     as a result wishes to
                                                     terminate the plan, the trust
                                                     would have to be kept in
                                                     existence to receive payments.
                                                     This could create expenses for
                                                     the plan.

                                                 .   If the plan participant
                                                     terminates the plan and the
                                                     trust is dissolved, or if the
                                                     plan trustee (which may or may
                                                     not be the same as the plan
                                                     participant) is unwilling to
                                                     accept payment to the plan
                                                     trust for any reason, AXA
                                                     Equitable would have to change
                                                     the contract from a Puerto
                                                     Rico QP to NQ in order to make
                                                     payments to the individual as
                                                     the new owner. Depending on
                                                     when this occurs, it could be
                                                     a taxable distribution from
                                                     the plan, with a potential tax
                                                     of the entire account value of
                                                     the contract. Puerto Rico
                                                     income tax withholding and
                                                     reporting by the plan trustee
                                                     could apply to the
                                                     distribution transaction.
------------------------------------------------------------------------------------

                                     V-10

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
PUERTO RICO                                     .   If the plan trust is
(CONTINUED)                                         receiving GIB payments and
                                                    the trust is subsequently
                                                    terminated, transforming the
                                                    contract into an
                                                    individually owned NQ
                                                    contract, the trustee would
                                                    be responsible for the
                                                    applicable Puerto Rico
                                                    income tax withholding and
                                                    reporting on the present
                                                    value of the remaining
                                                    annuity payment stream.

                                                .   AXA Equitable is a U.S.
                                                    insurance company, therefore
                                                    distributions under the NQ
                                                    contract could be subject to
                                                    United States taxation and
                                                    withholding on a "taxable
                                                    amount not determined" basis.

              Tax information -- special rules  Income from NQ contracts we
              for NQ contracts                  issue is U.S. source. A Puerto
                                                Rico resident is subject to U.S.
                                                taxation on such U.S. source
                                                income. Only Puerto Rico source
                                                income of Puerto Rico residents
                                                is excludable from U.S.
                                                taxation. Income from NQ
                                                contracts is also subject to
                                                Puerto Rico tax. The calculation
                                                of the taxable portion of
                                                amounts distributed from a con-
                                                tract may differ in the two
                                                jurisdictions. Therefore, you
                                                might have to file both U.S. and
                                                Puerto Rico tax returns, showing
                                                different amounts of income from
                                                the contract for each tax
                                                return. Puerto Rico generally
                                                provides a credit against Puerto
                                                Rico tax for U.S. tax paid.
                                                Depending on your personal
                                                situation and the timing of the
                                                different tax liabilities, you
                                                may not be able to take full
                                                advantage of this credit.
---------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Rhode Island at the time the
              "Contract features and benefits"  contract is issued, you may return your Retirement Corner
                                                stone(R) Series contract within
                                                20 days from the date that you
                                                receive it and receive a refund
                                                of your contribution.
---------------------------------------------------------------------------------
TEXAS         See "Annual administrative        The annual administrative charge
              charge" in "Charges and expenses" will not be deducted from amounts allocated to the
                                                Guaranteed interest option.

              See "How you can purchase and     The $2,500,000 limitation on the
              contribute to your contract" in   sum of all contributions under
              "Contract features and benefits"  all AXA Equitable annuity accumulation contracts with the
                                                same owner or annuitant does not
                                                apply.

              See "Disability, terminal         There is no 12 month waiting
              illness or confinement to         period following a con-tribution
              nursing home" in "Charges and     for the Six Month Life
              expenses" (For Retirement         Expectancy Waiver. The
              Cornerstone(R) Series B, Series   withdrawal charge can be waived
              L, and Series CP(R) only)         even if the condition be-gins
                                                within 12 months of the
                                                remittance of the contribution.
---------------------------------------------------------------------------------
WASHINGTON    See "Guaranteed interest option"  The guaranteed interest option
              under "What are my investment     is not available. All references
              options under the contract" in    to the guaranteed interest
              "Contract features and benefits"  option throughout this
                                                Prospectus should be disregarded.

              See "Investment simplifier"       Investment simplifier -- Fixed
              under "Dollar cost averaging" in  dollar option and Interest sweep
              "Contract features and benefits"  option are not available.

              See "Guaranteed minimum death     The "Greater of" death benefit
              benefits" under "Death benefit"   is not available. The only
              in "Contract features and         optional Guaranteed minimum
              benefits"                         death benefits available in
                                                Washington are the Annual
                                                Ratchet to age 85 and the Return
                                                of Principal Guaranteed minimum
                                                death benefits.

              See "Guaranteed benefit charges"  The charge for the Annual
              under "Charges and expenses"      Ratchet death benefit is 0.35%.
---------------------------------------------------------------------------------


                                     V-11

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
WASHINGTON   See "How withdrawals affect your  EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)  Guaranteed benefits" in           GIB BENEFIT BASE
             "Contract features and benefits"
                                               The effect of withdrawals on
                                               both the GIB Roll-up benefit
                                               base and the Annual Ratchet to
                                               age 95 benefit base is on a pro
                                               rata basis during the first
                                               contract year. Beginning in the
                                               second contract year, the effect
                                               of withdrawals on the Annual
                                               Ratchet to age 95 benefit base
                                               will be on a dollar- for-dollar
                                               basis up to the Annual
                                               withdrawal amount in each
                                               contract year. The portion of
                                               any withdrawal that causes the
                                               sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and any
                                               other withdrawals in that same
                                               contract year will reduce the
                                               Annual Ratchet to age 95 benefit
                                               base on a pro rata basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken from
                                               your Guaranteed benefit account
                                               value through the automatic
                                               Required Minimum Distribution
                                               "RMD" withdrawal program, the
                                               GIB Roll-up benefit base and
                                               Annual Ratchet to age 95 benefit
                                               base will be reduced on a
                                               dollar- for-dollar basis.
                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85 BENEFIT
                                               BASE (IF ELECTED WITH GIB)

                                               If you elect the GIB with the
                                               Annual Ratchet death benefit,
                                               withdrawals will reduce the
                                               Annual Ratchet to age 85 benefit
                                               base on a pro rata basis during
                                               the first contract year.
                                               Beginning in the second contract
                                               year, withdrawals will reduce
                                               the Annual Ratchet to age 85
                                               benefit base on a
                                               dollar-for-dollar basis up to
                                               the Annual withdrawal amount in
                                               each contract year. The portion
                                               of any withdrawal that causes
                                               the sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and any
                                               other withdrawals in that same
                                               contract year will reduce the
                                               Annual Ratchet to age 85 benefit
                                               base on a pro rata basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken from
                                               the Guaranteed benefit account
                                               value through the automatic
                                               Required Minimum Distribution
                                               withdrawal pro- gram, the Annual
                                               Ratchet to age 85 benefit base
                                               will be reduced on a
                                               dollar-for-dollar basis.

                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85 BENEFIT
                                               BASE (IF ELECTED WITHOUT THE GIB)

                                               If you elect the Annual Ratchet
                                               death benefit without the GIB,
                                               withdrawals (including any
                                               applicable withdrawal charges)
                                               will always reduce the Annual
                                               Ratchet to age 85 benefit base
                                               on a pro rata basis.

             See "Free withdrawal amount"      The 10% free withdrawal amount
             under "Withdrawal charge" in      applies to full surrenders.
             "Charges and expenses"

             See "Disability, terminal         The owner (or older joint owner,
             illness, or confinement to        if applicable) has qualified to
             nursing home" in "Charges and     receive Social Security
             expenses"                         disability benefits as certified
                                               by the Social Security
                                               Administration or a statement
                                               from an independent U.S.
                                               licensed physician stating that
                                               the owner (or older joint owner,
                                               if applicable) meets the
                                               definition of total disability
                                               for at least 6 continuous months
                                               prior to the notice of claim.
                                               Such disability must be
                                               re-certified every 12 months.
--------------------------------------------------------------------------------

                                     V-12

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in

"Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Guaranteed benefit variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Non-Guaranteed benefit account value.) The examples show the effect of withdrawals on the Annual Ratchet to age 95 benefit base used to calculate the GIB benefit base. Also, the examples are based on the Annual Roll-up rate shown below and assumes that the GIB Roll-up/(1)/ benefit base does not reset.

MAXIMUM PAYMENT

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB            PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL     BASE WITHDRAWN           BENEFIT BASE
--------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 6      5.40%           $127,260          $6,872           5.40%                  $ 93,128
--------------------------------------------------------------------------------------------------
 7      5.20%           $127,260          $6,618           5.20%                  $ 86,510
--------------------------------------------------------------------------------------------------
 8      4.70%           $127,260          $5,981           4.70%                  $ 80,529
--------------------------------------------------------------------------------------------------
 9      6.00%           $127,260          $7,636           6.00%                  $ 72,894
--------------------------------------------------------------------------------------------------
 10     7.30%           $127,260          $9,290           7.30%                  $ 63,604
--------------------------------------------------------------------------------------------------

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by 4.00%.

--------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB            PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL     BASE WITHDRAWN           BENEFIT BASE
--------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,090           4.00%                  $ 94,910
--------------------------------------------------------------------------------------------------
 7      5.20%           $128,151          $5,126           4.00%                  $ 89,784
--------------------------------------------------------------------------------------------------
 8      5.40%           $129,688          $5,188           4.00%                  $ 84,596
--------------------------------------------------------------------------------------------------
 9      6.00%           $131,504          $5,260           4.00%                  $ 79,336
--------------------------------------------------------------------------------------------------
 10     7.30%           $134,134          $5,365           4.00%                  $ 73,971
--------------------------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED PERCENTAGE BELOW ROLL-UP RATE (1% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,090/(a)/         4.00%/(a)/             $ 94,910
-----------------------------------------------------------------------------------------------------
 7      5.20%           $128,151          $5,382              4.20%                  $ 89,527
-----------------------------------------------------------------------------------------------------
 8      5.40%           $129,432          $5,695              4.40%                  $ 83,832
-----------------------------------------------------------------------------------------------------
 9      6.00%           $130,726          $6,536              5.00%                  $ 77,296
-----------------------------------------------------------------------------------------------------
 10     7.30%           $132,034          $8,318              6.30%                  $ 68,978
-----------------------------------------------------------------------------------------------------

(a)In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,981/(a)/         4.70%                  $ 94,019
-----------------------------------------------------------------------------------------------------
 7      6.00%           $127,260          $6,999/(b)/         5.50%                  $ 87,020
-----------------------------------------------------------------------------------------------------
 8      5.40%           $127,896          $6,906/(a)/         5.40%                  $ 80,113
-----------------------------------------------------------------------------------------------------
 9      5.20%           $127,896          $6,651/(a)/         5.20%                  $ 73,463
-----------------------------------------------------------------------------------------------------
 10     7.30%           $127,896          $7,034/(b)/         5.50%                  $ 66,428
-----------------------------------------------------------------------------------------------------

(a)In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(b)In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,981/(a)/         4.70%                  $ 94,019
-----------------------------------------------------------------------------------------------------
 7      5.20%           $127,260          $6,618/(a)/         5.20%                  $ 87,401
-----------------------------------------------------------------------------------------------------
 8      5.40%           $127,260          $6,872/(a)/         5.40%                  $ 80,529
-----------------------------------------------------------------------------------------------------
 9      6.00%           $127,260          $7,000              5.50%                  $ 73,529
-----------------------------------------------------------------------------------------------------
 10     7.30%           $127,895          $7,000              5.50%                  $ 66,529
-----------------------------------------------------------------------------------------------------

(a)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.5% FROM BOTH YOUR GUARANTEED BENEFIT ACCOUNT VALUE AND YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Non-Guaranteed benefit account value. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

-----------------------------------------------------------------------------------------------------------------------------
                                                            ADDITIONAL WITH-
                                         WITHDRAWAL FROM    DRAWAL FROM NON-
                  BEGINNING OF YEAR GIB GUARANTEED BENEFIT GUARANTEED BENEFIT PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE    ACCOUNT VALUE      ACCOUNT VALUE        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------------
 1      4.80%           $100,000              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 2      4.30%           $104,800              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 3      5.20%           $109,306              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 4      5.40%           $114,990              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 5      5.00%           $121,200              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 6      4.70%           $127,260              $5,981             $1,018               5.50%                  $ 94,019
-----------------------------------------------------------------------------------------------------------------------------
 7      5.20%           $127,260              $6,618             $  382               5.50%                  $ 87,401
-----------------------------------------------------------------------------------------------------------------------------
 8      5.40%           $127,260              $6,872             $  127               5.50%                  $ 80,529
-----------------------------------------------------------------------------------------------------------------------------
 9      6.00%           $127,260              $6,999             $    0               5.50%                  $ 73,530
-----------------------------------------------------------------------------------------------------------------------------
 10     7.30%           $127,896              $7,034             $    0               5.50%                  $ 66,496
-----------------------------------------------------------------------------------------------------------------------------

(1)The examples reflect the effect on both Roll-up benefit bases.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

-----------------------------------------------------------------------------------------------------------------------------

                                                    GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                    -------------------------          --------------------------------

                                                   ANNUAL                        RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE    WITHDRAWAL  BASE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
-----------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
-----------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000    $    0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
-----------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120    $    0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
-----------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547    $    0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
-----------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360    $    0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
-----------------------------------------------------------------------------------------------------------------------------
    5        7.0%   $128,785    $    0    4.0%    $128,785   $122,813   $128,785 $100,000   $128,785   $122,813    $128,785
-----------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which equals $4,913
 Year 6    (5.0)%   $122,346    $4,913    4.0%    $123,615   $122,813   $123,615 $ 95,985   $123,615   $122,813    $123,615
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%   $122,346    $7,000    4.0%    $121,417   $120,717   $121,417 $ 94,279   $121,417   $120,717    $121,417
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,829

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up rate;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Guaranteed benefit account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

..   The GIB BENEFIT BASE is equal to $123,615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Guaranteed benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Guaranteed benefit account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717.

..   The GIB BENEFIT BASE is equal to $121,417 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #2

This example assumes the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

-----------------------------------------------------------------------------------------------------------------------------

                                                    GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                    -------------------------          --------------------------------

                                                   ANNUAL                        RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE    WITHDRAWAL  RATE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
-----------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
-----------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000   $     0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
-----------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120   $     0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
-----------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547   $     0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
-----------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360   $     0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
-----------------------------------------------------------------------------------------------------------------------------
    5      (7.0)%   $111,935   $     0    4.0%    $120,360   $122,813   $122,813 $100,000   $120,360   $122,813    $122,813
-----------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,913
 Year 6      5.0%   $117,532   $ 4,913    4.0%    $115,329   $122,813   $122,813 $ 95,820   $115,329   $122,813    $122,813
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                      $ 4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6      5.0%   $117,532   $ 7,000    4.0%    $113,191   $120,631   $120,631 $ 94,044   $113,191   $120,631    $120,631
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                      $ 4,825

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.180% of the Guaranteed benefit account value ($4,913 divided by $117,532 = 4.180%), each benefit base would be reduced by 4.180%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $4,180 (4.180% x $100,000) = $95,820;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,031 (4.180% x $120,360) = $115,329;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

..   The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.956% of the Guaranteed benefit account value ($7,000 divided by $117,532 = 5.956%), each benefit base would be reduced by 5.956%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.776% of the Guaranteed benefit account value ($2,087 divided by $117,532 = 1.776%), the Roll-up benefit bases would be reduced by 1.776%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,956 (5.956% x $100,000) = $94,044;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,169 (5.956% x $120,360) = $113,191;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,182 (1.776% x $122,813) = $120,631.

..   The GIB BENEFIT BASE is equal to $120,631 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,825 [4% (the assumed Annual Roll-up rate) x $120,631 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #3

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------------

                                                       GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                       -------------------------          --------------------------------

                                                      ANNUAL                        RETURN OF   ANNUAL
                      GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
              ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
   END OF       NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
CONTRACT YEAR RETURN    VALUE    WITHDRAWAL  RATE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
--------------------------------------------------------------------------------------------------------------------------------
      0                $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
--------------------------------------------------------------------------------------------------------------------------------
      1        3.0%    $103,000    $    0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
--------------------------------------------------------------------------------------------------------------------------------
      2        4.0%    $107,120    $    0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
--------------------------------------------------------------------------------------------------------------------------------
      3        6.0%    $113,547    $    0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
--------------------------------------------------------------------------------------------------------------------------------
      4        6.0%    $120,360    $    0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
--------------------------------------------------------------------------------------------------------------------------------
      5        7.0%    $128,785    $    0    4.0%    $128,785   $122,813   $128,785 $100,000   $128,785   $122,813    $128,785
--------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
   Year 6      5.0%    $135,224    $4,913    4.0%    $130,311   $130,311   $130,311 $ 96,367   $130,311   $130,311    $130,311
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                          $5,212

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
   Year 6      5.0%    $135,224    $7,000    4.0%    $128,224   $128,224   $128,224 $ 94,823   $128,224   $128,224    $128,224
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                          $5,129

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Guaranteed benefit account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($130,311 = $135,224 - $4,913) and the Annual Ratchet benefit bases ($124,106) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $130,311.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the
    Guaranteed benefit account value after withdrawal ($130,311) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($122,813) on the sixth contract date anniversary.

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The GIB BENEFIT BASE is equal to $130,311 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,212 [4% (the assumed Annual Roll-up rate) x $130,311 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Guaranteed benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Guaranteed benefit account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($128,224 = $135,224 - $7,000) and the Annual Ratchet benefit bases ($122,118) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $128,224.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916. The
    Roll-up benefit bases are equal to the Guaranteed benefit account value after withdrawal ($128,224) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($120,916) on the sixth contract date anniversary.

..   The GIB BENEFIT BASE is equal to $128,224 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (the assumed Annual Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #4

This example assume the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------

                                                  GUARANTEED INCOME BENEFIT         GUARANTEED MINIMUM DEATH BENEFIT
                                                  -------------------------         --------------------------------

                                                   ANNUAL                     RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO   GIB             PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   ROLL-UP    GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT   WITHDRAWAL ROLL-UP  BENEFIT   BENEFIT  BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE      AMOUNT    RATE      BASE     BASE     BASE      BASE       BASE       BASE        BASE
--------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000  $100,000 $100,000 $100,000   $100,000   $100,000    $100,000
--------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000    $    0    4.0%    $103,000  $104,000 $104,000 $100,000   $103,000   $104,000    $104,000
--------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120    $    0    4.0%    $107,120  $108,160 $108,160 $100,000   $107,120   $108,160    $108,160
--------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547    $    0    4.0%    $113,547  $113,547 $113,547 $100,000   $113,547   $113,547    $113,547
--------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360    $    0    4.0%    $120,360  $118,089 $120,360 $100,000   $120,360   $118,089    $120,360
--------------------------------------------------------------------------------------------------------------------------
    5      (7.0)%   $111,935    $    0    4.0%    $120,360  $122,813 $122,813 $100,000   $120,360   $122,813    $122,813
--------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
 Year 6     10.0%   $123,128    $4,913    4.0%    $115,558  $122,813 $122,813 $ 96,010   $115,558   $122,813    $122,813
--------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6     10.0%   $123,128    $7,000    4.0%    $113,518  $120,731 $120,731 $ 94,315   $113,518   $120,731    $120,731
--------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,829

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract Year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.990% of the Guaranteed benefit account value ($4,913 divided by $123,128 = 3.990%), each benefit base would be reduced by 3.990%.

At the end of Contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $3,990 (3.990% x $100,000) = $96,010.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,802 (3.990% x $120,360) = $115,558.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.

..   The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

..   The GIB BENEFIT BASE is equal to $123,615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.685% of the Guaranteed benefit account value ($7,000 divided by $123,128 = 5.685%), each benefit base would be reduced by 5.685%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.695% of the Guaranteed benefit account value ($2,087 divided by $123,128 = 1.695%), the Roll-up benefit bases would be reduced by 1.695%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,685 (5.685% x $100,000) = $94,315.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,842 (5.685% x $120,360) = $113,518.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,082 (1.695% x $122,813) = $120,731.

..   The GIB BENEFIT BASE is equal to $120,731 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,731 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #5

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. This example further assumes a subsequent contribution in contract year

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

4. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with one additional contribution, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------
                                                              GUARANTEED INCOME BENEFIT
                  -          -            -                   -------------------------

                                                               ANNUAL
                  GUARANTEED                                 RATCHET TO   GIB
END OF    ASSUMED  BENEFIT                           ASSUMED   AGE 95   ROLL-UP    GIB
CONTRACT    NET    ACCOUNT                           ROLL-UP  BENEFIT   BENEFIT  BENEFIT
 YEAR     RETURN    VALUE    CONTRIBUTION WITHDRAWAL  RATE      BASE     BASE     BASE
------------------------------------------------------------------------------------------
   0               $100,000                                   $100,000  $100,000 $100,000
------------------------------------------------------------------------------------------
   1        3.0%   $103,000    $     0      $    0    4.0%    $103,000  $104,000 $104,000
------------------------------------------------------------------------------------------
   2        4.0%   $107,120    $     0      $    0    4.0%    $107,120  $108,160 $108,160
------------------------------------------------------------------------------------------
   3        6.0%   $113,547    $     0      $    0    4.0%    $113,547  $113,547 $113,547
------------------------------------------------------------------------------------------
   4        6.0%   $130,960    $10,000      $    0    4.0%    $130,960  $128,489 $130,960
------------------------------------------------------------------------------------------
   5        7.0%   $140,127    $     0      $    0    4.0%    $140,127  $133,629 $140,127
------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,945
 Year 6   (5.0)%   $133,121                 $5,345    4.0%    $134,501  $133,629 $134,501
------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:            $5,345

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
 Year 6   (5.0)%   $133,121                 $7,000    4.0%    $132,759  $131,968 $132,759
------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:            $5,279

---------------------------------------------------
              GUARANTEED MINIMUM DEATH BENEFIT
              --------------------------------

          RETURN OF   ANNUAL
          PRINCIPAL RATCHET TO ROLL-UP TO "GREATER
END OF      DEATH     AGE 85     AGE 85   OF" DEATH
CONTRACT   BENEFIT   BENEFIT    BENEFIT    BENEFIT
 YEAR       BASE       BASE       BASE      BASE
---------------------------------------------------
   0      $100,000   $100,000   $100,000  $100,000
---------------------------------------------------
   1      $100,000   $103,000   $104,000  $104,000
---------------------------------------------------
   2      $100,000   $107,120   $108,160  $108,160
---------------------------------------------------
   3      $100,000   $113,547   $113,547  $113,547
---------------------------------------------------
   4      $110,000   $130,960   $128,489  $130,960
---------------------------------------------------
   5      $110,000   $140,127   $133,629  $140,127
---------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,945
 Year 6   $105,584   $134,501   $133,629  $134,501
---------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
 Year 6   $104,216   $132,759   $131,968  $132,759
---------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution plus any subsequent contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary increased by any subsequent contribution made since the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus any subsequent contribution made since the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate plus any prorated roll-up of a subsequent contribution). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount.

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,345 (the assumed Annual Roll-up rate (4%) x ($133,629 the GIB Roll-up benefit).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $5,345 equals 4.015% of the Guaranteed benefit account value ($5,345 divided by $133,121 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $110,000 (benefit base as of the last contract date anniversary) - $4,416 (4.015% x $110,000) = $105,584.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,626 (4.015% x $140,127) = $134,501.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the
    Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) + the Annual Roll-up amount [the assumed Annual Roll-up rate (4%) x $133,629 (the Roll-up benefit bases as of the last contract date anniversary)] - $5,345 (the Annual withdrawal amount) = $133,629.

                                     VII-7

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The GIB BENEFIT BASE is equal to $134,501 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,345 [4% (the assumed Annual Roll-up rate) x ($133,629
- $10,000) (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.258% of the Guaranteed benefit account value ($7,000 divided by $133,121 = 5.258%), each benefit base would be reduced by 5.258%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,345 (the Annual withdrawal amount) = $1,655 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.243% of the Guaranteed benefit account value ($1,655 divided by $133,121 = 1.243%), the Roll-up benefit bases would be reduced by 1.243%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $110,000 (benefit base as of the last contract date anniversary) - $5,784 (5.258% x $110,000) = $104,216.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.258% x $140,127) = $132,759.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) - $1,661 (1.243% x $133,629) = $131,968.

..   The GIB BENEFIT BASE is equal to $132,759 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,279 [4% (the assumed Annual Roll-up rate) x ($131,968) (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-8

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Contract variations

--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have be available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix V earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

THE VARIATIONS BELOW APPLY TO CONTRACTS ISSUED BETWEEN DECEMBER 2009 AND FEBRUARY 2010.

--------------------------------------------------------------------------------
 FEATURE/BENEFIT                        VARIATION
--------------------------------------------------------------------------------
Guaranteed income benefit (GIB)         The fee for this benefit was 0.80% at
                                        issue. If the GIB Roll-up benefit base
                                        resets, we reserve the right to
                                        increase the charge up a maximum charge
                                        of 1.10%.

"Greater of" death benefit              The fee for this benefit was 0.80% at
                                        issue. If the Roll-up to age 85 benefit
                                        base resets, we reserve the right to
                                        increase the charge up a maximum charge
                                        of 0.95%.

How withdrawals affect your guaranteed  Withdrawals affect your Roll-up benefit
benefits                                bases as follows:

                                        .   A withdrawal from your Guaranteed
                                            benefit account value in the first
                                            five contract years will reduce
                                            your GIB Roll-up benefit base and
                                            Roll-up to age 85 benefit base on
                                            pro rata basis.

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            not reduce your GIB Roll-up benefit
                                            base.

                                        .   Beginning in the sixth contract
                                            year and until age 86, if your
                                            Lifetime GIB payments have not
                                            begun, withdrawals up to your
                                            Annual withdrawal amount will not
                                            reduce your Roll-up to age 85
                                            benefit base.

                                        .   Beginning at age 86, withdrawals
                                            will reduce your Roll-up to age 85
                                            benefit base on a dollar-for-
                                            dollar basis up to your Annual
                                            withdrawal amount.

                                        .   A withdrawal in excess of your
                                            Annual withdrawal amount will
                                            always reduce your Roll-up benefit
                                            base(s) on a pro rata basis. This
                                            means that once a withdrawal is
                                            taken that causes the sum of the
                                            withdrawals from the Guaranteed
                                            benefit account value to exceed the
                                            Annual withdrawal amount, that
                                            portion of the withdrawal that
                                            exceeds the Annual withdrawal
                                            amount and any subsequent
                                            withdrawals from the Guaranteed
                                            benefit account value in that
                                            contract year will reduce the
                                            Roll-up benefit bases on a pro rata
                                            basis.

                                        Please remember that the GIB Roll-up
                                        benefit base is only one component of
                                        the GIB benefit base: the GIB benefit
                                        base is equal to the greater of the GIB
                                        Roll-up benefit base and the Annual
                                        Ratchet to age 95 benefit base.
                                        Accordingly, withdrawals can affect
                                        your GIB benefit base, as follows:

                                        .   A withdrawal from your Guaranteed
                                            benefit account value in the first
                                            five contract years will reduce
                                            your GIB benefit base on a pro rata
                                            basis. In other words, such a
                                            withdrawal reduces both your GIB
                                            Roll-up and Annual Ratchet to age
                                            95 benefit bases on a pro rata
                                            basis;

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            not reduce your GIB benefit base,
                                            provided your GIB Roll-up benefit
                                            base is greater than your Annual
                                            ratchet to age 95 benefit base at
                                            the time of the withdrawal.
                                            Withdrawals always reduce your
                                            Annual Ratchet to age 95 benefit
                                            base on a pro rata basis;

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            reduce your GIB benefit base, if
                                            your Annual ratchet to age 95
                                            benefit base is greater than your
                                            GIB Roll-up benefit base at the
                                            time of the withdrawal. This is
                                            true even though your GIB Roll-up
                                            benefit base was not reduced by the
                                            withdrawal. Withdrawals always
                                            reduce your Annual Ratchet to age
                                            95 benefit base on a pro rata basis;
--------------------------------------------------------------------------------

                                    VIII-1

                      APPENDIX VIII: CONTRACT VARIATIONS

-----------------------------------------------------------------------------------
 FEATURE/BENEFIT                         VARIATION
-----------------------------------------------------------------------------------
How withdrawals affect your guaranteed   .   A withdrawal in excess of your
benefits (cont.)                             Annual withdrawal amount will
                                             always reduce your GIB benefit base
                                             on a pro rata basis. In other
                                             words, such a withdrawal reduces
                                             both your GIB Roll-up and Annual
                                             Ratchet to age 95 benefit bases on
                                             a pro rata basis.

Annual withdrawal amount                 (APPLICABLE PRIOR TO THE BEGINNING OF
                                         LIFETIME GIB PAYMENTS)

                                         Your Annual withdrawal amount is
                                         calculated on the first day of each
                                         contract year, and is equal to:

                                         .   the Annual Roll-up rate in effect
                                             at the time, multiplied by;

                                         .   the GIB Roll-up benefit base as of
                                             the most recent contract date
                                             anniversary less any transfers
                                             (other than amounts representing a
                                             credit) and contributions to the
                                             Guaranteed benefit variable
                                             investment options, either directly
                                             or through a Special DCA program
                                             made in any of the prior four years.

                                            Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, you may withdraw up
                                            to your Annual withdrawal amount
                                            without reducing your GIB Roll-up
                                            benefit base.

                                         Beginning in the sixth contract year
                                         until age 86, if your Lifetime GIB
                                         payments have not begun, with drawals
                                         up to your Annual withdrawal amount
                                         will not reduce your Roll-up to age 85
                                         benefit base.

                                         Beginning at age 86, withdrawals will
                                         reduce your Roll-up to age 85 benefit
                                         base on a dollar-for- dollar basis up
                                         to your Annual withdrawal amount.

                                         A withdrawal from your Guaranteed
                                         benefit account value in the first five
                                         contract years, will reduce the Roll-up
                                         benefit bases on a pro rata basis. A
                                         withdrawal in excess of your Annual
                                         withdrawal amount will always reduce
                                         the Roll-up benefit bases on a pro rata
                                         basis. This is referred to as an
                                         "Excess withdrawal".

Example of how your Annual withdrawal    ANNUAL WITHDRAWAL AMOUNT. Assume you
Amount; Annual Roll-up amount and        make a contribution of $200,000 and
annual benefit base adjustment; and the  allocate $100,000 to your Guaranteed
effect of an Excess withdrawal is        benefit variable investment options and
calculated.                              $100,000 to your Non-Guaranteed benefit
                                         variable investment options at issue.
                                         At the beginning of contract year
                                         three, assume you transfer $5,000 to
                                         your Guaranteed benefit variable
                                         investment options. Also assume that
                                         your Annual Roll-up rate is 4% in each
                                         contract year. Accordingly, your GIB
                                         Roll-up benefit base on your fifth
                                         contract date anniversary is $127,290.

                                         The GIB Roll-up benefit base of $127,
                                         290 is calculated as follows:

                                         You start with $100,000 allocated to
                                         the Guaranteed benefit variable
                                         investment options:

                                            -- The first Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $104,000;

                                            -- The second Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $108,160;

                                            -- Your $5,000 transfer from your
                                               Non-Guaranteed benefit account
                                               value increases your GIB Roll-up
                                               benefit base to $113,160;

                                            -- The third Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $117,686;

                                            -- The fourth Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $122,394; and

                                            -- The fifth Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $127,290.

                                         Your Annual withdrawal amount as of the
                                         beginning of contract year six is equal
                                         to $4,892, calculated as follows:

                                         .   4% (YOUR CURRENT ANNUAL ROLL-UP
                                             RATE) MULTIPLIED BY

                                         $122,290 ($127,290 - $5,000) (YOUR GIB
                                         ROLL-UP BENEFIT BASE AS OF YOUR MOST
                                         RECENT CONTRACT DATE ANNIVERSARY MINUS
                                         THE AMOUNT OF YOUR TRANSFERS AND/OR
                                         CONTRIBUTIONS TO THE GUARANTEED BENEFIT
                                         VARIABLE INVESTMENT OPTIONS IN ANY OF
                                         THE PRIOR FOUR CONTRACT YEARS) EQUALS
                                         .   $4,892.

                                         ANNUAL ROLL-UP AMOUNT AND ANNUAL
                                         BENEFIT BASE ADJUSTMENT. Further assume
                                         that during contract year six (on the
                                         146th day of the contract year), you
                                         make a contribution of $10,000 to your
                                         Guaranteed benefit variable investment
                                         options, making your current GIB
                                         Roll-up benefit base $137,290. Also
                                         assume that you withdraw your full
                                         Annual withdrawal amount of $4,892
                                         during contract year six.

                                         On your sixth contract date
                                         anniversary, your Annual Roll-up amount
                                         is equal to $440, calculated as follows:
                                         .   4% (YOUR CURRENT ANNUAL ROLL-UP
                                             RATE) MULTIPLIED BY
-----------------------------------------------------------------------------------

                                    VIII-2

                      APPENDIX VIII: CONTRACT VARIATIONS

-----------------------------------------------------------------------------------------------------
 FEATURE/BENEFIT                         VARIATION
-----------------------------------------------------------------------------------------------------
Example of how your Annual withdrawal    .   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST
Amount; Annual Roll-up amount and            RECENT CONTRACT DATE ANNIVERSARY) PLUS
annual benefit base adjustment; and the
effect of an Excess withdrawal is        .   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE
calculated. (cont.)                          CONTRIBUTION: $10,000 X 4% X 219/365 = $240) MINUS

                                         .   $4,892 (THE ANNUAL WITHDRAWAL AMOUNT, WHICH WAS
                                             WITHDRAWN)

                                         .   EQUALS $440

                                         Your adjusted GIB Roll-up benefit base is $137,730.

                                         EFFECT OF AN EXCESS WITHDRAWAL. In contract year six,
                                         assume instead that you make a withdrawal of $7,892
                                         (including any applicable withdrawal charges). This would
                                         result in an Excess withdrawal of $3,000 because your
                                         Annual withdrawal amount is only $4,892 ($7,892 - $4,892 =
                                         $3,000). Further, assume that your Guaranteed benefit
                                         account value at the time of this withdrawal is $100,000.
                                         As described earlier in this section, Excess withdrawals
                                         reduce your GIB Roll-up benefit base on a pro rata basis.
                                         Accordingly, your GIB Roll-up benefit base is reduced by
                                         $4,119 at the time of the withdrawal, calculated as follows:

                                         .   $137,290 (YOUR CURRENT GIB ROLL-UP BENEFIT BASE:
                                             $127,290 + $10,000) MULTIPLIED BY

                                         .   3% (THE PERCENTAGE OF YOUR CURRENT GUARANTEED BENEFIT
                                             ACCOUNT VALUE THAT WAS WITHDRAWN) EQUALS

                                         .   $4,119.

                                         On your sixth contract date anniversary, your adjusted GIB
                                         Roll-up benefit base is $133,611, calculated as follows:

                                         .   $133,171 (YOUR GIB ROLL-UP BENEFIT BASE ADJUSTED TO
                                             REFLECT THE EXCESS WITHDRAWAL: $137,290 - $4,119 =
                                             $133,171) PLUS

                                         .   $440 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

                                         .   $ 133,611

Customized payment plan                  If you elect the GIB and have funded the benefit, the
                                         Customized payment plan is available beginning in the sixth or later contract year. Currently, any of the following
                                         five Customized payment plan options can be elected. For
                                         options that are based on a withdrawal percentage, the
                                         specified percent age is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary less
                                         any transfers (other than amounts representing a credit)
                                         and contributions to the Guaranteed benefit variable
                                         investment options, either directly or through a Special
                                         DCA program, made in any of the prior four years.
-----------------------------------------------------------------------------------------------------

                                    VIII-3

                      APPENDIX VIII: CONTRACT VARIATIONS

Appendix IX: Rules regarding contributions to your contract


--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.


------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       NQ
------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L &
                             SERIES C)

                         .   0-70 (FOR SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $500

                         .   $100 monthly and $300 quarterly
                             under the automatic investment
                             program
------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   After-tax money.

                         .   Paid to us by check or transfer of
                             contract value in a tax-deferred
                             exchange under Section 1035 of the
                             Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent
                             contributions to the Guaranteed
                             benefit account value until
                             attained age 75, or if later, the
                             first contract date anniversary.
                             However, once you make a withdrawal
                             from your Guaranteed benefit
                             account value, subsequent
                             contributions to your Guaranteed
                             benefit account value will no
                             longer be permitted.

                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value until the later of attained
                             age 86 or the first contract date
                             anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value and your Guaranteed benefit
                             account value until the later of
                             attained age 71 or the first
                             contract date anniversary. However,
                             once you make a withdrawal from
                             your Guaranteed benefit account
                             value, subsequent contributions to
                             your Guaranteed benefit account
                             value will no longer be permitted.
------------------------------------------------------------------------------------------------------------------------


(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

------------------------------------------------------------------------------------------------------------------------
                                                     TRADITIONAL
 CONTRACT TYPE           IRA
------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L &
                             SERIES C)

                         .   20-70 (FOR SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly and $300 quarterly
                             under the automatic investment
                             program
------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Eligible rollover distributions
                             from 403(b) plans, qualified plans
                             and governmental employer 457(b)
                             plans.

                         .   Rollovers from another traditional
                             individual retirement arrangement.

                         .   Direct custodian-to-custodian
                             transfers from another traditional
                             individual retirement arrangement.

                         .   Regular IRA contributions.

                         .   Additional catch-up contributions.
------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent
                             contributions to the Guaranteed
                             benefit account value until
                             attained age 75, or if later, the
                             first contract date anniversary.
                             However, once you make a withdrawal
                             from your Guaranteed benefit
                             account value, subsequent
                             contributions to your Guaranteed
                             benefit account value will no
                             longer be permitted.

                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value until the later of attained
                             age 86 or the first contract date
                             anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value and your Guaranteed benefit
                             account value until the later of
                             attained age 71 or the first
                             contract date anniversary. However,
                             once you make a withdrawal from
                             your Guaranteed benefit account
                             value, subsequent contributions to
                             your Guaranteed benefit account
                             value will no longer be permitted.

                         FOR ALL SERIES:

                         .   Contributions made after age 701/2
                             must be net of required minimum
                             distributions; you also cannot make
                             regular IRA contributions after age
                             701/2.

                         .   Although we accept regular IRA
                             contributions (limited to $5,500
                             per calendar year) under
                             traditional IRA contracts, we
                             intend that the contract be used
                             primarily for rollover and direct
                             transfer contributions.

                         .   Subsequent catch-up contributions
                             of up to $1,000 per calendar year
                             where the owner is at least age 50
                             but under age 70 1/2 at any time
                             during the calendar year for which
                             the contribution is made.
------------------------------------------------------------------------------------------------------------------------


(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                         ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L & SERIES C)

                         .   20-70 (FOR SERIES CP(R))

-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT
(IF PERMITTED)           .   $50

                         .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Rollovers from another Roth IRA.

                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.

                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.

                         .   Direct custodian-to-custodian transfers from another Roth IRA.

                         .   Regular Roth IRA contributions.

                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Guaranteed benefit account value until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.

                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value until the later of attained age 86 or the first contract date anniversary.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value and your Guaranteed benefit account value until the later of attained age 71 or the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.

                         FOR ALL SERIES:

                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.

                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------


(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (FOR SERIES B, SERIES L & SERIES C)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.

                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/
                         .   You may make subsequent contributions to the Guaranteed benefit account value until attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.

                         .   You may make subsequent contributions to the Non-Guaranteed benefit account value until the later of attained age 86 or the first contract date anniversary.

                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------


(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

--------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       QP
--------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)

                         .   20-70 (FOR SERIES CP(R))
--------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF
SUBSEQUENT               .   $500
CONTRIBUTIONS ARE
PERMITTED)
--------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:

                         .   Only transfer contributions from other investments within an existing qualified plan trust.

                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.

                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
--------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE
CONTRACT/(1)/            .   You may make subsequent contributions to the Guaranteed benefit account value and the Non-Guaranteed benefit account value until the annuitant's attained age 75, or if later, the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.

                         FOR SERIES CP(R):

                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value and your Guaranteed benefit account value until the later of attained age 71 or the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.

                         FOR ALL SERIES:

                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.

                         .   We do not accept contributions directly from the employer.

                         .   Only one subsequent contribution can be made during a contract year.

                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
--------------------------------------------------------------------------------------------------------------------------


(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.


See "Tax information" earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" earlier in this Prospectus. Please review your contract for information on contribution limitations.

          APPENDIX X: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE

Who is AXA Equitable?                                        2

Unit Values                                                  2

Custodian and Independent Registered Public Accounting Firm  2

Distribution of the Contracts                                2

Financial Statements                                         2

Condensed Financial Information                              Appendix I


HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR

SEPARATE ACCOUNT NO. 70


Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2013.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip

Retirement Cornerstone(R) Series                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                                            1290 AVENUE OF THE AMERICAS
A combination variable and fixed deferred annuity contract  NEW YORK, NEW YORK 10104

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2013

-------------------------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2013. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


            TABLE OF CONTENTS

            Who is AXA Equitable?                                 2

            Unit Values                                           2

            Custodian and Independent Registered Public
              Accounting Firm                                     2

            Distribution of the Contracts                         2

            Financial Statements                                  2

            Condensed Financial Information              Appendix I



             Copyright 2013 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.

        Retirement Cornerstone Series 1.0, 11.0 ADV and 11.0 National All
                                                                  #439595

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account Nos. 49 and 70. On January 1, 2013 all assets in the investment options in the Retirement Cornerstone(R) Series variable annuities were transferred from Separate Account No. 49 to Separate Account No. 70.

The financial statements of Separate Account No. 49 at December 31, 2012 and for each of the two years in the period ended December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 49 and 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $575,594,540 in 2012 $562,732,447 in 2011, and $399,625,078 in 2010, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 49 and 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,167,554, $15,092,209 and $10,963,063, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 49 and 70, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2012, 2011 and 2010. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 49 and 70, $630,130,187 in 2012, $529,410,549 in 2011,
and $576,147,169 in 2010. Of these amounts, AXA Advisors retained $371,036,017, $268,084,019, and $364,376,758, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.


The financial statements of Separate Account Nos. 49 and 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2012.

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.

---------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                            ---------------------------------
                                                             2012     2011     2010    2009
---------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------
   Unit value                                               $ 12.22  $ 11.06  $11.58  $10.18
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          246      220      92      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.78  $ 10.53  $11.00  $10.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          154      130      89      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $ 10.60  $  9.32  $11.25  $10.12
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          277      230      94      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $ 12.64  $ 11.00  $11.05  $10.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           69       57      14      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $ 13.85  $ 12.08  $12.34  $10.51
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          374      277     104      --
---------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.81  $ 10.48  $11.45  $10.23
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          857      824     499       3
---------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.31  $ 10.56  $10.96  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       23,840   19,416   8,343       7
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.16  $ 10.55  $10.84  $10.06
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       13,262   10,951   5,312      --
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 10.84  $ 10.51  $10.57  $ 9.98
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        8,551    6,310   2,755      --
---------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.60  $ 10.57  $11.20  $10.16
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        2,705    2,152   1,053       4
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                  ------------------------------
                                                   2012       2011    2010    2009
-----------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.39    $ 10.60 $ 10.98 $10.10
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,090      1,704     759      2
-----------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.46    $ 10.57 $ 11.08 $10.13
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)             83,766     70,698  30,229    175
-----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.61    $ 10.55 $ 11.22 $10.17
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,039      1,991     981     32
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.20    $ 11.49 $ 12.68 $10.45
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,340      1,982     892      7
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.21    $ 10.77 $ 11.34 $10.23
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,954      4,881   2,190     25
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.17    $ 11.56 $ 13.09 $10.75
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,588      2,189     969      7
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------
   Unit value                                     $  9.85    $  8.56 $ 10.33 $10.00
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,573      4,701   2,034      8
-----------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.33    $ 10.44 $ 10.98 $10.13
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,824      1,594     983     60
-----------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.35    $ 11.78 $ 11.67 $10.27
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                333        259     101     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
-----------------------------------------------------------------------------------
   Unit value                                     $ 10.12    $  9.51      --     --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              7,488      1,826      --     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                     $ 15.86    $ 13.90 $ 14.14 $10.73
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                256        151      77     --
-----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.41    $ 11.63 $ 13.00 $10.57
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 91        106      48     --
-----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.38    $ 11.04 $ 11.51 $10.36
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,643      1,404     656     --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012      2011    2010    2009
--------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------
   Unit value                            $ 13.31   $11.45  $11.62  $10.15
--------------------------------------------------------------------------
   Number of units outstanding (000's)       243      114      58      --
--------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------
   Unit value                            $ 14.23   $12.28  $11.94  $10.42
--------------------------------------------------------------------------
   Number of units outstanding (000's)        76       41      19      --
--------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------
   Unit value                            $ 13.43   $11.77  $11.84  $10.32
--------------------------------------------------------------------------
   Number of units outstanding (000's)       157      104      60      --
--------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------
   Unit value                            $ 10.90   $10.71  $10.35  $ 9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)    12,569    9,309   4,192      32
--------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------
   Unit value                            $ 11.84   $10.72  $11.37  $10.28
--------------------------------------------------------------------------
   Number of units outstanding (000's)       413      391     191      --
--------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------
   Unit value                            $ 13.27   $11.67  $11.61  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)       616      479     236       3
--------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------
   Unit value                            $ 12.32   $11.22  $11.33  $10.29
--------------------------------------------------------------------------
   Number of units outstanding (000's)       101       59      45      --
--------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $ 11.96   $10.57  $11.17  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)        55       53      21      --
--------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------
   Unit value                            $ 11.51   $11.08  $11.05  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)       247      186      88      --
--------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------
   Unit value                            $ 15.43   $13.27  $13.89  $10.59
--------------------------------------------------------------------------
   Number of units outstanding (000's)     2,028    1,650     693       1
--------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------
   Unit value                            $ 10.96   $10.70  $10.36  $ 9.85
--------------------------------------------------------------------------
   Number of units outstanding (000's)       237      172      73       2
--------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------
   Unit value                            $ 11.23   $ 9.72  $11.20  $10.16
--------------------------------------------------------------------------
   Number of units outstanding (000's)       227      196     111       2
--------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------
   Unit value                            $ 10.54   $10.57  $10.17  $ 9.89
--------------------------------------------------------------------------
   Number of units outstanding (000's)     5,720    4,179   2,244       3
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------
   Unit value                            $10.27   $ 8.95   $10.88  $10.07
--------------------------------------------------------------------------
   Number of units outstanding (000's)      139      158      109      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                            $10.38   $ 9.05   $10.41  $10.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)      139      105       64      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL ETF
--------------------------------------------------------------------------
   Unit value                            $10.63   $ 9.14   $10.63  $10.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)      192      157       81      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $10.02   $ 8.64   $10.41  $ 9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)      215      217      154       1
--------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                            $12.25   $10.70   $11.41  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)      199      189      114      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                            $13.67   $12.07   $11.92  $10.39
--------------------------------------------------------------------------
   Number of units outstanding (000's)      245      164       78      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------
   Unit value                            $12.43   $11.07   $11.60  $10.28
--------------------------------------------------------------------------
   Number of units outstanding (000's)       96       91       45      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                            $13.18   $11.46   $11.62  $10.24
--------------------------------------------------------------------------
   Number of units outstanding (000's)      119       96       41      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $12.26   $10.72   $11.41  $10.24
--------------------------------------------------------------------------
   Number of units outstanding (000's)       85       79       72      --
--------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                            $12.09   $10.23   $11.58  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)      278      211       83      --
--------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                            $14.59   $12.63   $13.07  $10.51
--------------------------------------------------------------------------
   Number of units outstanding (000's)      206      172      100      --
--------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $13.35   $11.40   $12.71  $10.51
--------------------------------------------------------------------------
   Number of units outstanding (000's)       36       32       17      --
--------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                            $ 9.61   $ 9.74   $ 9.87  $ 9.99
--------------------------------------------------------------------------
   Number of units outstanding (000's)      724      865      312      11
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




---------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                      ---------------------------------
                                                       2012     2011     2010    2009
---------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
---------------------------------------------------------------------------------------
   Unit value                                         $12.45   $11.20   $11.00  $10.28
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   464      462      309      --
---------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                         $13.10   $12.21   $13.36  $10.21
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   768      676      266       2
---------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
---------------------------------------------------------------------------------------
   Unit value                                         $12.09   $10.72   $11.34  $10.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    44       40       28      --
---------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------
   Unit value                                         $12.47   $10.49   $11.61  $10.18
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   468      410      154      --
---------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------
   Unit value                                         $ 9.86   $ 9.84   $ 9.96  $ 9.99
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   850      720      476       6
---------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------
   Unit value                                         $14.52   $12.73   $13.40  $10.76
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   174      154       96       1
---------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------
   Unit value                                         $13.57   $11.56   $11.92  $10.35
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   700      559      287       3
---------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------
   Unit value                                         $11.62   $ 9.86   $10.87  $10.17
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    83       69       41      --
---------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------
   Unit value                                         $13.20   $11.29   $11.64  $10.21
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   110       82       44      --
---------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------
   Unit value                                         $10.31   $ 8.67       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   914      520       --      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $12.33   $10.85   $11.75  $10.26
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    37       37       14      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $13.17   $11.49   $11.97  $10.37
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,293    1,082      507       1
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $10.62   $ 9.62       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    38       11       --      --
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------
                                                          2012     2011     2010    2009
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.60   $ 9.50       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       44       38       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.59   $ 9.35       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       25       11       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.55   $ 9.28       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       22       14       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.84   $11.36   $12.91  $10.17
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      590      512      251       1
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.23   $11.24   $10.90  $10.14
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      941      704      355       2
------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.22   $10.99   $10.87      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      356      283      144      --
------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.52   $11.25   $11.11  $10.15
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      732      525      253       5
------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.75   $10.32   $10.62      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       80       69       53      --
------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.87   $11.89   $12.90  $10.48
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      350      331      148      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 7.87   $ 8.98       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       38       21       --      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 9.41       --       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       37       --       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.26   $10.50       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       83       47       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.74   $10.89   $11.83  $10.22
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1,078      842      269      --
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                                   ---------------------------------
                                                    2012     2011     2010    2009
------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------
   Unit value                                      $11.19   $ 9.69       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                207      109       --      --
------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------
   Unit value                                      $11.90   $10.46   $11.40  $10.25
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                645      555      235      --
------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------
   Unit value                                      $11.76   $10.77   $11.67  $10.39
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                189      150       84      --
------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------
   Unit value                                      $14.80   $13.19   $13.50  $10.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                112       95       34      --
------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
------------------------------------------------------------------------------------
   Unit value                                      $13.74       --       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 15       --       --      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
------------------------------------------------------------------------------------
   Unit value                                      $10.60   $ 9.02       --      --
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                525      362       --      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------------------------------------------------------
   Unit value                                      $12.25   $10.97   $11.66  $10.15
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                363      353      204      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------------
   Unit value                                      $11.16   $11.15   $12.43  $10.32
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                510      449      120      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
------------------------------------------------------------------------------------
   Unit value                                      $ 9.32   $ 9.27   $11.96  $10.35
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                518      462      220       6
------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------------
   Unit value                                      $14.20   $12.13   $11.67  $10.30
------------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,136      819      362       2
------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $14.89   $13.29   $13.54  $10.43
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                529      402      172      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                      $13.87   $10.99   $11.82  $10.62
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                455      351      118      --
------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                                      $12.31   $11.86   $13.44  $10.57
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                273      275      162      --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




---------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                                  ---------------------------------
                                                                   2012     2011     2010    2009
---------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.05   $10.01   $12.37  $10.21
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,915    1,497      587      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.17   $10.06       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                96       35       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.89   $ 8.70       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               106       87       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.36   $ 8.31       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                61       41       --      --
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.01   $10.50   $10.83  $10.09
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,023      790      295      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.18   $11.45   $11.55  $10.44
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               169      151       98      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.75   $10.87   $11.29  $10.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               170      150       59      --
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.69   $12.14   $12.17  $10.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               196      148       75      --
---------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.86   $12.40   $11.80  $10.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               355      256       84      --
---------------------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.83   $10.49   $10.74      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               384      322       69      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.27   $11.83   $12.96  $10.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               711      498      164      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.55   $11.65   $11.11  $10.05
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               544      398      244      10
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.56   $11.71   $10.64  $ 9.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             2,023    1,444      462       6
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------
                                                          2012     2011     2010    2009
------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $11.75   $10.87   $10.64  $ 9.98
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    3,557    2,557    1,151       8
------------------------------------------------------------------------------------------
 PROFUND VP BEAR
------------------------------------------------------------------------------------------
   Unit value                                            $ 5.81   $ 7.05   $ 7.84  $ 9.67
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       58       67       20       1
------------------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------------
   Unit value                                            $15.29   $11.01   $10.47  $10.09
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      148      108       39      --
------------------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
------------------------------------------------------------------------------------------
   Unit value                                            $16.89   $13.06   $11.99  $10.53
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      401      242       71      --
------------------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.09   $ 9.93   $11.95  $10.30
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      269      286      158       2
------------------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.10   $ 9.51   $10.79  $10.08
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      239      276      158      --
------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.62   $11.11   $11.35  $10.05
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    2,561    2,066      777       3
------------------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.30   $ 9.46   $10.30      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       82       63       21      --
------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------
   Unit value                                            $10.95   $10.76   $13.08  $10.30
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1,034      872      327       1
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.




---------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                            ---------------------------------
                                                             2012     2011     2010    2009
---------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------
   Unit value                                               $12.12   $11.00   $11.55  $10.17
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          90       65       23      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $11.69   $10.47   $10.97  $10.10
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          19        3        1      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $10.52   $ 9.27   $11.22  $10.12
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          55       42       15      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $12.54   $10.94   $11.02  $10.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          21        7        5      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $13.74   $12.01   $12.30  $10.50
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          73       62       24      --
---------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $11.72   $10.42   $11.42  $10.23
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         271      243      114      --
---------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $11.22   $10.50   $10.93  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       7,230    5,837    2,602      22
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $11.07   $10.49   $10.80  $10.05
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       4,888    3,875    2,069      --
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $10.75   $10.45   $10.54  $ 9.98
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       3,511    2,423    1,111      --
---------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $11.51   $10.51   $11.17  $10.16
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       1,203    1,052      546      --
---------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $11.30   $10.55   $10.95  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         466      470      237      --
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                  ------------------------------
                                                   2012       2011    2010    2009
-----------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.37    $ 10.52 $ 11.05 $10.12
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)             27,434     23,643  10,414    119
-----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.52    $ 10.49 $ 11.19 $10.16
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                366        387     179     --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.10    $ 11.43 $ 12.64 $10.44
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                906        764     369     --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.11    $ 10.71 $ 11.30 $10.23
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,218      1,882     982     --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.06    $ 11.50 $ 13.05 $10.74
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                960        822     394     --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------
   Unit value                                     $  9.77    $  8.51 $ 10.30 $ 9.99
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,192      1,835     892     --
-----------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.24    $ 10.38 $ 10.95 $10.13
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                280        223     181      1
-----------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.25    $ 11.72 $ 11.63 $10.26
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 81         96      26     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
-----------------------------------------------------------------------------------
   Unit value                                     $ 10.07    $  9.49      --     --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,978        594      --     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                     $ 15.74    $ 13.83 $ 14.10 $10.72
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 57         46      40     --
-----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.30    $ 11.57 $ 12.96 $10.57
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 18         16      16     --
-----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.28    $ 10.98 $ 11.48 $10.36
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                305        285     135     --
-----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.20    $ 11.39 $ 11.59 $10.15
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 35         27      13     --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------
   Unit value                            $14.12   $12.22   $11.90  $10.41
--------------------------------------------------------------------------
   Number of units outstanding (000's)       36       13        3      --
--------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------
   Unit value                            $13.33   $11.71   $11.80  $10.32
--------------------------------------------------------------------------
   Number of units outstanding (000's)       45       42       27      --
--------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------
   Unit value                            $10.82   $10.65   $10.32  $ 9.91
--------------------------------------------------------------------------
   Number of units outstanding (000's)    4,571    3,504    1,871      --
--------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------
   Unit value                            $11.75   $10.66   $11.33  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)       56       51       34      --
--------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------
   Unit value                            $13.16   $11.60   $11.58  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)      183      152       55      --
--------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------
   Unit value                            $12.22   $11.16   $11.30  $10.29
--------------------------------------------------------------------------
   Number of units outstanding (000's)        6        4        2      --
--------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $11.87   $10.51   $11.14  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)       19       19        5      --
--------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------
   Unit value                            $11.42   $11.02   $11.01  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)       38       40       20      --
--------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------
   Unit value                            $15.31   $13.20   $13.85  $10.58
--------------------------------------------------------------------------
   Number of units outstanding (000's)      458      386      215       1
--------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------
   Unit value                            $10.87   $10.64   $10.33  $ 9.85
--------------------------------------------------------------------------
   Number of units outstanding (000's)       50       46       27      --
--------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------
   Unit value                            $11.14   $ 9.67   $11.17  $10.16
--------------------------------------------------------------------------
   Number of units outstanding (000's)       44       46       29      --
--------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------
   Unit value                            $10.46   $10.52   $10.15  $ 9.89
--------------------------------------------------------------------------
   Number of units outstanding (000's)    2,064    1,583      780      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------
   Unit value                            $10.19   $ 8.90   $10.85  $10.07
--------------------------------------------------------------------------
   Number of units outstanding (000's)       19       24       19      --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                            $10.30   $ 9.00   $10.38  $10.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)       29       27       18      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL ETF
--------------------------------------------------------------------------
   Unit value                            $10.55   $ 9.09   $10.60  $ 9.99
--------------------------------------------------------------------------
   Number of units outstanding (000's)       25       19       19      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $ 9.94   $ 8.60   $10.39  $ 9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)       58       48       45      --
--------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                            $12.15   $10.64   $11.37  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)       53       40       23      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                            $13.56   $12.01   $11.88  $10.39
--------------------------------------------------------------------------
   Number of units outstanding (000's)       80       81       50      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------
   Unit value                            $12.33   $11.01   $11.57  $10.28
--------------------------------------------------------------------------
   Number of units outstanding (000's)       11       12       11      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                            $13.08   $11.39   $11.58  $10.24
--------------------------------------------------------------------------
   Number of units outstanding (000's)       35       26       15      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $12.16   $10.66   $11.38  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)       26       24       23      --
--------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                            $11.99   $10.18   $11.55  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)       59       36       20      --
--------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                            $14.47   $12.56   $13.04  $10.50
--------------------------------------------------------------------------
   Number of units outstanding (000's)       49       38       27      --
--------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $13.24   $11.34   $12.67  $10.50
--------------------------------------------------------------------------
   Number of units outstanding (000's)       10       11        8      --
--------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                            $ 9.53   $ 9.68   $ 9.84  $ 9.98
--------------------------------------------------------------------------
   Number of units outstanding (000's)      810    3,217    1,627      10
--------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------
   Unit value                            $12.35   $11.14   $10.97  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)       72       70       51      --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




---------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                      ---------------------------------
                                                       2012     2011     2010    2009
---------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                         $13.00   $12.14   $13.33  $10.21
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   222      174       57       1
---------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
---------------------------------------------------------------------------------------
   Unit value                                         $11.99   $10.67   $11.31  $10.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     8        8        2      --
---------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------
   Unit value                                         $12.37   $10.44   $11.57  $10.18
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   101       73       44      --
---------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------
   Unit value                                         $ 9.78   $ 9.79   $ 9.94  $ 9.98
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   167      179      104       3
---------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------
   Unit value                                         $14.40   $12.66   $13.36  $10.76
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    44       31       28      --
---------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------
   Unit value                                         $13.47   $11.50   $11.88  $10.35
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   133       96       54      --
---------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------
   Unit value                                         $11.52   $ 9.81   $10.84  $10.17
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    32       30       22      --
---------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------
   Unit value                                         $13.09   $11.23   $11.61  $10.21
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    29       23       15      --
---------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------
   Unit value                                         $10.26   $ 8.65       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   276      149       --      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $12.23   $10.79   $11.72  $10.26
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    12       10       27      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $13.06   $11.42   $11.94  $10.37
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   250      209      124      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $10.57   $ 9.60       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     9       10       --      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $10.55   $ 9.48       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     9        6       --      --
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------
                                                          2012     2011     2010    2009
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.54   $ 9.33       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       --       --       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.50   $ 9.26       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        7        2       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.74   $11.30   $12.87  $10.17
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      132      125       64      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.13   $11.18   $10.87  $10.13
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      189      125       69      --
------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.12   $10.93   $10.85      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       67       54       41      --
------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.42   $11.19   $11.08  $10.15
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      152      124       60      --
------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.66   $10.27   $10.59      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       14        7       18      --
------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.76   $11.83   $12.86  $10.47
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       70       57       35      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 7.84   $ 8.96       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       19        4       --      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 9.37       --       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        3       --       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.17   $10.44       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       38       29       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.63   $10.83   $11.80  $10.22
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      168      154       71      --
------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.13   $ 9.67       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       57       24       --      --
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



----------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                       ---------------------------------
                                                        2012     2011     2010    2009
----------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------
   Unit value                                          $11.81   $10.40   $11.36  $10.25
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    131      120       49      --
----------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------
   Unit value                                          $11.66   $10.71   $11.63  $10.39
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     30       30       16      --
----------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------
   Unit value                                          $14.68   $13.12   $13.46  $10.66
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     53       41       14      --
----------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
----------------------------------------------------------------------------------------
   Unit value                                          $13.63       --       --      --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      2       --       --      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                          $10.55   $ 8.99       --      --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     49       39       --      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------------
   Unit value                                          $12.16   $10.91   $11.63  $10.15
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    151      140       85      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------
   Unit value                                          $11.07   $11.09   $12.39  $10.32
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    160      133       57      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------
   Unit value                                          $ 9.25   $ 9.22   $11.92  $10.35
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    125      131       68      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------
   Unit value                                          $14.09   $12.06   $11.64  $10.29
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    303      216      126      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                          $14.78   $13.22   $13.50  $10.42
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    129      108       70      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------
   Unit value                                          $13.76   $10.93   $11.78  $10.62
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    146      117       53      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                          $12.21   $11.79   $13.40  $10.56
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     65       57       37      --
----------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------
   Unit value                                          $11.96   $ 9.95   $12.33  $10.21
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    476      381      167      --
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                                  ---------------------------------
                                                                   2012     2011     2010    2009
---------------------------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.12   $10.03       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                36       12       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.84   $ 8.68       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                15        7       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.32   $ 8.30       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                22       19       --      --
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.92   $10.44   $10.80  $10.08
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               270      207       73      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.08   $11.39   $11.52  $10.43
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                65       52       29      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.65   $10.81   $11.25  $10.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                46       32       26      --
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.59   $12.08   $12.14  $10.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                75       76       37      --
---------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.75   $12.34   $11.76  $10.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                86       70       22      --
---------------------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.74   $10.44   $10.71      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                61       62       19      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.18   $11.77   $12.93  $10.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                97       69       22      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.44   $11.59   $11.08  $10.05
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               138      105       86      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.46   $11.65   $10.61  $ 9.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               362      242      113      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.66   $10.82   $10.61  $ 9.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               635      460      223      --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                                ---------------------------------
                                                 2012     2011     2010    2009
---------------------------------------------------------------------------------
 PROFUND VP BEAR
---------------------------------------------------------------------------------
   Unit value                                   $ 5.76   $ 7.02   $ 7.82  $ 9.66
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              35       17        6      --
---------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
---------------------------------------------------------------------------------
   Unit value                                   $15.17   $10.95   $10.44  $10.09
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              49       32       13      --
---------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
---------------------------------------------------------------------------------
   Unit value                                   $16.75   $12.99   $11.95  $10.53
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              97       84       43      --
---------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $11.00   $ 9.87   $11.92  $10.29
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              53       64       43      --
---------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $11.01   $ 9.46   $10.75  $10.08
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              34       32       23      --
---------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $12.52   $11.05   $11.32  $10.05
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             485      431      189      --
---------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $11.21   $ 9.41   $10.27      --
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               9        8        4      --
---------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------
   Unit value                                   $10.86   $10.70   $13.04  $10.30
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             222      187       95      --
---------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.




---------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                            ---------------------------------
                                                             2012      2011    2010    2009
---------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------
   Unit value                                               $ 12.09   $10.97  $11.53  $10.17
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           81       70      33      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.65   $10.45  $10.96  $10.10
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           76       72      92      --
---------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                               $ 10.49   $ 9.25  $11.21  $10.12
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          122      115      32      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $ 12.50   $10.92  $11.01  $10.10
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           36       42      15      --
---------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------------
   Unit value                                               $ 13.70   $11.98  $12.29  $10.50
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          233      185      80      --
---------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.68   $10.40  $11.40  $10.23
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          112      117      62      --
---------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.19   $10.48  $10.92  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       10,919    8,798   4,076      --
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.03   $10.47  $10.79  $10.05
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        6,014    5,095   2,311      --
---------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 10.72   $10.43  $10.53  $ 9.98
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        4,513    3,918   1,484       3
---------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.47   $10.49  $11.16  $10.16
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        1,325    1,108     445      --
---------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------
   Unit value                                               $ 11.26   $10.52  $10.94  $10.09
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                          495      477     268      --
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                  ------------------------------
                                                   2012       2011    2010    2009
-----------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.34    $ 10.49 $ 11.04 $10.12
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)             37,599     32,870  13,852     39
-----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.49    $ 10.47 $ 11.17 $10.16
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                311        418     160      1
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 400
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.06    $ 11.40 $ 12.63 $10.44
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,230      1,108     497     --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 500
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.07    $ 10.69 $ 11.29 $10.23
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              3,437      2,770   1,309     --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER 2000
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.02    $ 11.47 $ 13.04 $10.74
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,334      1,181     517     --
-----------------------------------------------------------------------------------
 AXA TACTICAL MANAGER INTERNATIONAL
-----------------------------------------------------------------------------------
   Unit value                                     $  9.74    $  8.49 $ 10.29 $ 9.99
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              2,780      2,487   1,150     --
-----------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 11.21    $ 10.36 $ 10.93 $10.13
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              1,033        892     526     --
-----------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.20    $ 11.69 $ 11.62 $10.26
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 71         62      29     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
-----------------------------------------------------------------------------------
   Unit value                                     $ 10.05    $  9.48      --     --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,189      1,402      --     --
-----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                     $ 15.69    $ 13.80 $ 14.09 $10.72
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 88         53      38     --
-----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.26    $ 11.54 $ 12.95 $10.57
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                 52         43      32     --
-----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------
   Unit value                                     $ 12.24    $ 10.95 $ 11.47 $10.36
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                739        604     259     --
-----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------
   Unit value                                     $ 13.16    $ 11.37 $ 11.57 $10.14
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                157         77       5     --
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------
   Unit value                            $14.07   $12.19   $11.89  $10.41
--------------------------------------------------------------------------
   Number of units outstanding (000's)       32       35       28      --
--------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------
   Unit value                            $13.28   $11.69   $11.79  $10.32
--------------------------------------------------------------------------
   Number of units outstanding (000's)       19       17        7      --
--------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------
   Unit value                            $10.78   $10.63   $10.31  $ 9.91
--------------------------------------------------------------------------
   Number of units outstanding (000's)    6,293    4,773    2,453      --
--------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------
   Unit value                            $11.71   $10.64   $11.32  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)      304      273      116      --
--------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------
   Unit value                            $13.12   $11.58   $11.57  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)      472      382      151      --
--------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------
   Unit value                            $12.18   $11.14   $11.29  $10.29
--------------------------------------------------------------------------
   Number of units outstanding (000's)       24       28       13      --
--------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------
   Unit value                            $11.83   $10.49   $11.13  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)       25       16       14      --
--------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------
   Unit value                            $11.38   $10.99   $11.00  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)      119       97       35      --
--------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------
   Unit value                            $15.26   $13.17   $13.84  $10.58
--------------------------------------------------------------------------
   Number of units outstanding (000's)      897      737      284      --
--------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------
   Unit value                            $10.84   $10.62   $10.32  $ 9.85
--------------------------------------------------------------------------
   Number of units outstanding (000's)      116      119       35      --
--------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------
   Unit value                            $11.10   $ 9.65   $11.16  $10.16
--------------------------------------------------------------------------
   Number of units outstanding (000's)       72       62       32      --
--------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------
   Unit value                            $10.42   $10.49   $10.13  $ 9.89
--------------------------------------------------------------------------
   Number of units outstanding (000's)    3,034    2,224    1,188      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------
   Unit value                            $10.15   $ 8.88   $10.84  $10.07
--------------------------------------------------------------------------
   Number of units outstanding (000's)       91       84       61      --
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------
                                          2012     2011     2010    2009
--------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                            $10.26   $ 8.98   $10.37  $10.00
--------------------------------------------------------------------------
   Number of units outstanding (000's)       65       46       17      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL ETF
--------------------------------------------------------------------------
   Unit value                            $10.52   $ 9.07   $10.59  $ 9.99
--------------------------------------------------------------------------
   Number of units outstanding (000's)       78       65       20      --
--------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $ 9.91   $ 8.58   $10.37  $ 9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)       93       75       57      --
--------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                            $12.12   $10.62   $11.36  $10.26
--------------------------------------------------------------------------
   Number of units outstanding (000's)       28       22       15      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                            $13.52   $11.98   $11.87  $10.38
--------------------------------------------------------------------------
   Number of units outstanding (000's)       68       63       22      --
--------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------
   Unit value                            $12.29   $10.99   $11.55  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)       33       44       22      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                            $13.04   $11.37   $11.57  $10.24
--------------------------------------------------------------------------
   Number of units outstanding (000's)       34       24       20      --
--------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $12.12   $10.64   $11.36  $10.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)       13       12        7      --
--------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                            $11.95   $10.15   $11.53  $10.18
--------------------------------------------------------------------------
   Number of units outstanding (000's)      110       80       18      --
--------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                            $14.43   $12.53   $13.02  $10.50
--------------------------------------------------------------------------
   Number of units outstanding (000's)      101       78       44      --
--------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------
   Unit value                            $13.20   $11.31   $12.66  $10.50
--------------------------------------------------------------------------
   Number of units outstanding (000's)       10       12        1      --
--------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                            $ 9.50   $ 9.66   $ 9.83  $ 9.98
--------------------------------------------------------------------------
   Number of units outstanding (000's)      374      372      123      --
--------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------
   Unit value                            $12.31   $11.12   $10.96  $10.27
--------------------------------------------------------------------------
   Number of units outstanding (000's)      114      118       87       1
--------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                      ---------------------------------
                                                       2012     2011     2010    2009
---------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                         $12.96   $12.11   $13.31  $10.20
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   335      304      123      --
---------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
---------------------------------------------------------------------------------------
   Unit value                                         $11.95   $10.64   $11.29  $10.24
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    30       27       15      --
---------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------
   Unit value                                         $12.33   $10.42   $11.56  $10.18
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   264      221       59       1
---------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------
   Unit value                                         $ 9.75   $ 9.77   $ 9.92  $ 9.98
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   418      404      227      --
---------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------
   Unit value                                         $14.36   $12.63   $13.35  $10.76
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    75       70       50      --
---------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------
   Unit value                                         $13.42   $11.48   $11.87  $10.34
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   287      225       98      --
---------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------
   Unit value                                         $11.49   $ 9.79   $10.82  $10.17
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    40       37       14      --
---------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------
   Unit value                                         $13.05   $11.20   $11.59  $10.21
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    38       27       19      --
---------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
---------------------------------------------------------------------------------------
   Unit value                                         $10.24   $ 8.65       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   282      180       --      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $12.19   $10.77   $11.71  $10.26
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    26       24       24      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $13.02   $11.40   $11.92  $10.37
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   779      678      411      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $10.55   $ 9.59       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    23       24       --      --
---------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                         $10.53   $ 9.47       --      --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    13        4       --      --
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)





------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------
                                                          2012     2011     2010    2009
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.52   $ 9.32       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        8        2       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $10.48   $ 9.25       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        2        2       --      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.70   $11.27   $12.86  $10.17
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      243      215       95      --
------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                            $12.09   $11.16   $10.86  $10.13
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      786      579      156      --
------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.09   $10.91   $10.84      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      258      132       74      --
------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.38   $11.17   $11.07  $10.15
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      357      286       91      --
------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.62   $10.25   $10.58      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       58       51       26      --
------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.72   $11.80   $12.84  $10.47
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      171      146       58      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 7.82   $ 8.96       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       25       16       --      --
------------------------------------------------------------------------------------------
 GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND
------------------------------------------------------------------------------------------
   Unit value                                            $ 9.35       --       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       19       --       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------
   Unit value                                            $12.13   $10.42       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       56       27       --      --
------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------
   Unit value                                            $13.59   $10.81   $11.78  $10.22
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      526      413      118      --
------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------
   Unit value                                            $11.11   $ 9.66       --      --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      130       64       --      --
------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



----------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                                       ---------------------------------
                                                        2012     2011     2010    2009
----------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------
   Unit value                                          $11.77   $10.38   $11.35  $10.25
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    258      211       77      --
----------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------
   Unit value                                          $11.63   $10.69   $11.62  $10.38
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     56       50       21      --
----------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------
   Unit value                                          $14.64   $13.09   $13.45  $10.66
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     47       43       21      --
----------------------------------------------------------------------------------------
 INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
----------------------------------------------------------------------------------------
   Unit value                                          $13.59       --       --      --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      9       --       --      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
----------------------------------------------------------------------------------------
   Unit value                                          $10.53   $ 8.99       --      --
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    428      289       --      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------------
   Unit value                                          $12.12   $10.89   $11.61  $10.15
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    198      174       72      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------
   Unit value                                          $11.03   $11.07   $12.38  $10.32
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    200      169       48      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------
   Unit value                                          $ 9.22   $ 9.20   $11.91  $10.34
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    243      224      112      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------
   Unit value                                          $14.04   $12.04   $11.63  $10.29
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    839      722      233      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                          $14.73   $13.19   $13.48  $10.42
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    307      278       75      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------
   Unit value                                          $13.71   $10.91   $11.77  $10.61
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    141      130       52      --
----------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------
   Unit value                                          $12.17   $11.77   $13.38  $10.56
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    149      159       77      --
----------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------
   Unit value                                          $11.92   $ 9.93   $12.32  $10.21
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    976      786      282      --
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                                  ---------------------------------
                                                                   2012     2011     2010    2009
---------------------------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.10   $10.03       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                63       31       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.82   $ 8.68       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                37       26       --      --
---------------------------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                                                     $ 9.30   $ 8.29       --      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                33       10       --      --
---------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.88   $10.42   $10.79  $10.08
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               387      324      124      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.04   $11.36   $11.51  $10.43
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                70       81       35      --
---------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.61   $10.79   $11.24  $10.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                67       55       25      --
---------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.54   $12.05   $12.13  $10.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                77       69       42      --
---------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.71   $12.31   $11.75  $10.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               182      135       25      --
---------------------------------------------------------------------------------------------------
 MUTUAL SHARES SECURITIES FUND
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.70   $10.42   $10.70      --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               131      131       51      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.14   $11.74   $12.91  $10.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               354      269       99      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $13.40   $11.56   $11.07  $10.04
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               321      270      106      --
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $12.42   $11.63   $10.59  $ 9.97
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             1,346      967      290       1
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                                                     $11.62   $10.79   $10.60  $ 9.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             2,126    1,675      607      --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)





---------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                                ---------------------------------
                                                 2012     2011     2010    2009
---------------------------------------------------------------------------------
 PROFUND VP BEAR
---------------------------------------------------------------------------------
   Unit value                                   $ 5.74   $ 7.00   $ 7.81  $ 9.66
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              28       32       26      --
---------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
---------------------------------------------------------------------------------
   Unit value                                   $15.12   $10.92   $10.42  $10.08
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              79       52       18      --
---------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
---------------------------------------------------------------------------------
   Unit value                                   $16.70   $12.96   $11.94  $10.53
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             132       88       38      --
---------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $10.96   $ 9.85   $11.90  $10.29
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             137      123       77      --
---------------------------------------------------------------------------------
 TEMPLETON FOREIGN SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $10.98   $ 9.44   $10.74  $10.08
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             134      144       60      --
---------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $12.48   $11.03   $11.31  $10.05
---------------------------------------------------------------------------------
   Number of units outstanding (000's)           1,517    1,225      437      --
---------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND
---------------------------------------------------------------------------------
   Unit value                                   $11.18   $ 9.39   $10.26      --
---------------------------------------------------------------------------------
   Number of units outstanding (000's)              11       25       33      --
---------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------
   Unit value                                   $10.83   $10.68   $13.03  $10.30
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             471      391      135      --
---------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012............   F-3
   Statements of Operations for the Year Ended December 31, 2012......  F-55
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2012 and 2011.......................................  F-81
   Notes to Financial Statements...................................... F-125

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                   F-1  413207

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                        ALLIANCEBERNSTEIN VPS ALLIANCEBERNSTEIN VPS
                                                      ALL ASSET GROWTH-    BALANCED WEALTH    INTERNATIONAL GROWTH
                                                           ALT 20*      STRATEGY PORTFOLIO**       PORTFOLIO**
                                                      ----------------- --------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $5,252,783          $3,080,327            $4,810,664
Receivable for The Trusts shares sold................            --                 363                    --
Receivable for policy-related transactions...........         9,715                  --                   344
                                                         ----------          ----------            ----------
   Total assets......................................     5,262,498           3,080,690             4,811,008
                                                         ----------          ----------            ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         9,715                  --                   344
Payable for policy-related transactions..............            --                 363                    --
                                                         ----------          ----------            ----------
   Total liabilities.................................         9,715                 363                   344
                                                         ----------          ----------            ----------
NET ASSETS...........................................    $5,252,783          $3,080,327            $4,810,664
                                                         ==========          ==========            ==========

NET ASSETS:
Accumulation Unit Value..............................    $5,228,892          $3,079,934            $4,810,443
Retained by AXA Equitable in Separate Account No. 49.        23,891                 393                   221
                                                         ----------          ----------            ----------
TOTAL NET ASSETS.....................................    $5,252,783          $3,080,327            $4,810,664
                                                         ==========          ==========            ==========

Investments in shares of The Trusts, at cost.........    $5,259,650          $2,874,347            $4,771,326
The Trusts shares held
   Class A...........................................       284,583                  --                    --
   Class B...........................................            --             256,480               283,648
   Class II..........................................            --                  --                    --
   Class K...........................................           565                  --                    --

                                                      AMERICAN CENTURY
                                                      VP LARGE COMPANY AMERICAN CENTURY VP
                                                         VALUE FUND    MID CAP VALUE FUND
                                                      ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $1,608,902        $9,649,512
Receivable for The Trusts shares sold................           161                --
Receivable for policy-related transactions...........           147             1,203
                                                         ----------        ----------
   Total assets......................................     1,609,210         9,650,715
                                                         ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --             1,203
Payable for policy-related transactions..............            --                --
                                                         ----------        ----------
   Total liabilities.................................            --             1,203
                                                         ----------        ----------
NET ASSETS...........................................    $1,609,210        $9,649,512
                                                         ==========        ==========

NET ASSETS:
Accumulation Unit Value..............................    $1,609,210        $9,649,352
Retained by AXA Equitable in Separate Account No. 49.            --               160
                                                         ----------        ----------
TOTAL NET ASSETS.....................................    $1,609,210        $9,649,512
                                                         ==========        ==========

Investments in shares of The Trusts, at cost.........    $1,501,053        $9,104,585
The Trusts shares held
   Class A...........................................            --                --
   Class B...........................................            --                --
   Class II..........................................       150,224           661,378
   Class K...........................................            --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      AXA AGGRESSIVE  AXA BALANCED  AXA CONSERVATIVE AXA CONSERVATIVE
                                                       ALLOCATION*     STRATEGY*      ALLOCATION*    GROWTH STRATEGY*
                                                      -------------- -------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value... $2,647,688,399 $1,229,043,963  $2,018,146,657    $617,184,266
Receivable for The Trusts shares sold................        670,016             --       2,810,014         351,277
Receivable for policy-related transactions...........             --        735,200              --              --
                                                      -------------- --------------  --------------    ------------
   Total assets......................................  2,648,358,415  1,229,779,163   2,020,956,671     617,535,543
                                                      -------------- --------------  --------------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --        735,200              --              --
Payable for policy-related transactions..............        670,016             --       2,810,014         351,277
                                                      -------------- --------------  --------------    ------------
   Total liabilities.................................        670,016        735,200       2,810,014         351,277
                                                      -------------- --------------  --------------    ------------
NET ASSETS........................................... $2,647,688,399 $1,229,043,963  $2,018,146,657    $617,184,266
                                                      ============== ==============  ==============    ============

NET ASSETS:
Accumulation Unit Value.............................. $2,647,478,297 $1,228,875,096  $2,017,786,271    $617,051,045
Retained by AXA Equitable in Separate Account No. 49.        210,102        168,867         360,386         133,221
                                                      -------------- --------------  --------------    ------------
TOTAL NET ASSETS..................................... $2,647,688,399 $1,229,043,963  $2,018,146,657    $617,184,266
                                                      ============== ==============  ==============    ============

Investments in shares of The Trusts, at cost......... $2,676,659,646 $1,177,173,632  $2,031,972,503    $596,207,146
The Trusts shares held
   Class A...........................................      1,483,405            962              --              --
   Class B...........................................    264,791,176     97,856,888     210,075,932      50,455,146
   Class K...........................................          1,152             --           1,054              --

                                                      AXA CONSERVATIVE
                                                         STRATEGY*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $430,930,949
Receivable for The Trusts shares sold................             --
Receivable for policy-related transactions...........        239,285
                                                        ------------
   Total assets......................................    431,170,234
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        239,285
Payable for policy-related transactions..............             --
                                                        ------------
   Total liabilities.................................        239,285
                                                        ------------
NET ASSETS...........................................   $430,930,949
                                                        ============

NET ASSETS:
Accumulation Unit Value..............................   $430,809,430
Retained by AXA Equitable in Separate Account No. 49.        121,519
                                                        ------------
TOTAL NET ASSETS.....................................   $430,930,949
                                                        ============

Investments in shares of The Trusts, at cost.........   $425,129,412
The Trusts shares held
   Class A...........................................             --
   Class B...........................................     37,821,749
   Class K...........................................             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      AXA CONSERVATIVE-   AXA GROWTH    AXA MODERATE    AXA MODERATE
                                                      PLUS ALLOCATION*    STRATEGY*     ALLOCATION*   GROWTH STRATEGY*
                                                      ----------------- -------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $1,663,793,331   $1,025,037,938 $6,735,010,836  $2,970,678,198
Receivable for The Trusts shares sold................              --               --      1,468,642              --
Receivable for policy-related transactions...........       1,598,630           70,182             --         606,512
                                                       --------------   -------------- --------------  --------------
   Total assets......................................   1,665,391,961    1,025,108,120  6,736,479,478   2,971,284,710
                                                       --------------   -------------- --------------  --------------

LIABILITIES:
Payable for The Trusts shares purchased..............       1,598,630           70,182             --         606,512
Payable for policy-related transactions..............              --               --      1,468,642              --
                                                       --------------   -------------- --------------  --------------
   Total liabilities.................................       1,598,630           70,182      1,468,642         606,512
                                                       --------------   -------------- --------------  --------------
NET ASSETS...........................................  $1,663,793,331   $1,025,037,938 $6,735,010,836  $2,970,678,198
                                                       ==============   ============== ==============  ==============

NET ASSETS:
Accumulation Unit Value..............................  $1,663,753,293   $1,024,879,596 $6,734,995,099  $2,970,451,471
Retained by AXA Equitable in Separate Account No. 49.          40,038          158,342         15,737         226,727
                                                       --------------   -------------- --------------  --------------
TOTAL NET ASSETS.....................................  $1,663,793,331   $1,025,037,938 $6,735,010,836  $2,970,678,198
                                                       ==============   ============== ==============  ==============

Investments in shares of The Trusts, at cost.........  $1,632,570,161   $  960,647,682 $7,029,152,345  $2,821,383,024
The Trusts shares held
   Class A...........................................              --              927      2,627,683              --
   Class B...........................................     172,591,743       76,409,881    501,376,188     224,076,308
   Class K...........................................           1,122               --            813              --

                                                       AXA MODERATE-
                                                      PLUS ALLOCATION*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value... $ 9,543,671,776
Receivable for The Trusts shares sold................       4,556,727
Receivable for policy-related transactions...........              --
                                                      ---------------
   Total assets......................................   9,548,228,503
                                                      ---------------

LIABILITIES:
Payable for The Trusts shares purchased..............              --
Payable for policy-related transactions..............       4,556,727
                                                      ---------------
   Total liabilities.................................       4,556,727
                                                      ---------------
NET ASSETS........................................... $ 9,543,671,776
                                                      ===============

NET ASSETS:
Accumulation Unit Value.............................. $ 9,543,492,274
Retained by AXA Equitable in Separate Account No. 49.         179,502
                                                      ---------------
TOTAL NET ASSETS..................................... $ 9,543,671,776
                                                      ===============

Investments in shares of The Trusts, at cost......... $10,605,520,343
The Trusts shares held
   Class A...........................................       3,142,723
   Class B...........................................     925,704,363
   Class K...........................................           1,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                               AXA TACTICAL   AXA ULTRA
                                                      AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER     CONSERVATIVE
                                                      MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*  STRATEGY*
                                                      ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $63,673,508  $152,591,197  $70,017,663   $111,739,787    $295,338
Receivable for The Trusts shares sold................          --            --           --             --       5,927
Receivable for policy-related transactions...........      82,936        51,107        8,796         72,208          --
                                                      -----------  ------------  -----------   ------------    --------
   Total assets......................................  63,756,444   152,642,304   70,026,459    111,811,995     301,265
                                                      -----------  ------------  -----------   ------------    --------

LIABILITIES:
Payable for The Trusts shares purchased..............      82,936        51,107        8,796         72,208          --
Payable for policy-related transactions..............          --            --           --             --       5,927
                                                      -----------  ------------  -----------   ------------    --------
   Total liabilities.................................      82,936        51,107        8,796         72,208       5,927
                                                      -----------  ------------  -----------   ------------    --------
NET ASSETS........................................... $63,673,508  $152,591,197  $70,017,663   $111,739,787    $295,338
                                                      ===========  ============  ===========   ============    ========

NET ASSETS:
Accumulation Unit Value.............................. $63,474,905  $152,404,118  $69,825,672   $111,565,656    $192,895
Retained by AXA Equitable in Separate Account No. 49.     198,603       187,079      191,991        174,131     102,443
                                                      -----------  ------------  -----------   ------------    --------
TOTAL NET ASSETS..................................... $63,673,508  $152,591,197  $70,017,663   $111,739,787    $295,338
                                                      ===========  ============  ===========   ============    ========

Investments in shares of The Trusts, at cost......... $58,574,905  $141,460,688  $65,307,696   $107,399,798    $295,723
The Trusts shares held
   Class A...........................................      10,732        10,725       10,808         10,594          --
   Class B...........................................   4,011,530    10,466,324    4,622,752      9,236,188      29,358
   Class K...........................................         756           821          795            914          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                          BLACKROCK        BLACKROCK     EQ/ALLIANCEBERNSTEIN
                                                      GLOBAL ALLOCATION LARGE CAP GROWTH    DYNAMIC WEALTH
                                                          V.I. FUND        V.I. FUND     STRATEGIES PORTFOLIO*
                                                      ----------------- ---------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $37,314,990       $6,521,118        $347,807,402
Receivable for The Trusts shares sold................         58,562            3,094                  --
Receivable for policy-related transactions...........             --               --             435,423
                                                         -----------       ----------        ------------
   Total assets......................................     37,373,552        6,524,212         348,242,825
                                                         -----------       ----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --               --             453,427
Payable for policy-related transactions..............         58,562            3,094                  --
                                                         -----------       ----------        ------------
   Total liabilities.................................         58,562            3,094             453,427
                                                         -----------       ----------        ------------
NET ASSETS...........................................    $37,314,990       $6,521,118        $347,789,398
                                                         ===========       ==========        ============

NET ASSETS:
Accumulation Unit Value..............................    $37,313,633       $6,519,281        $338,310,682
Retained by AXA Equitable in Separate Account No. 49.          1,357            1,837           9,478,716
                                                         -----------       ----------        ------------
TOTAL NET ASSETS.....................................    $37,314,990       $6,521,118        $347,789,398
                                                         ===========       ==========        ============

Investments in shares of The Trusts, at cost.........    $36,829,113       $6,571,861        $337,203,147
The Trusts shares held
   Class A...........................................             --               --                  --
   Class B...........................................             --               --          33,844,838
   Class III.........................................      2,602,161          567,547                  --
   Class K...........................................             --               --                  --

                                                      EQ/ALLIANCEBERNSTEIN EQ/AXA FRANKLIN
                                                           SMALL CAP          SMALL CAP
                                                            GROWTH*          VALUE CORE*
                                                      -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $469,625,907      $135,657,282
Receivable for The Trusts shares sold................           17,769            70,808
Receivable for policy-related transactions...........               --                --
                                                          ------------      ------------
   Total assets......................................      469,643,676       135,728,090
                                                          ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............               --                --
Payable for policy-related transactions..............           17,769            70,808
                                                          ------------      ------------
   Total liabilities.................................           17,769            70,808
                                                          ------------      ------------
NET ASSETS...........................................     $469,625,907      $135,657,282
                                                          ============      ============

NET ASSETS:
Accumulation Unit Value..............................     $469,529,933      $135,516,417
Retained by AXA Equitable in Separate Account No. 49.           95,974           140,865
                                                          ------------      ------------
TOTAL NET ASSETS.....................................     $469,625,907      $135,657,282
                                                          ============      ============

Investments in shares of The Trusts, at cost.........     $422,838,103      $114,647,975
The Trusts shares held
   Class A...........................................          377,825           203,163
   Class B...........................................       28,428,996        12,457,676
   Class III.........................................               --                --
   Class K...........................................              762             1,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                         EQ/BLACKROCK     EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                      BASIC VALUE EQUITY*   EQUITY INCOME*      RESPONSIBLE*
                                                      ------------------- ------------------ -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $898,167,785        $291,769,861        $47,239,592
Receivable for The Trusts shares sold................         732,838             139,205                 --
Receivable for policy-related transactions...........              --                  --             28,359
                                                         ------------        ------------        -----------
   Total assets......................................     898,900,623         291,909,066         47,267,951
                                                         ------------        ------------        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............              --                  --             28,359
Payable for policy-related transactions..............         732,838             139,205                 --
                                                         ------------        ------------        -----------
   Total liabilities.................................         732,838             139,205             28,359
                                                         ------------        ------------        -----------
NET ASSETS...........................................    $898,167,785        $291,769,861        $47,239,592
                                                         ============        ============        ===========

NET ASSETS:
Accumulation Unit Value..............................    $898,103,002        $291,752,299        $47,200,209
Retained by AXA Equitable in Separate Account No. 49.          64,783              17,562             39,383
                                                         ------------        ------------        -----------
TOTAL NET ASSETS.....................................    $898,167,785        $291,769,861        $47,239,592
                                                         ============        ============        ===========

Investments in shares of The Trusts, at cost.........    $819,713,377        $255,868,071        $40,504,466
The Trusts shares held
   Class A...........................................       2,295,651             991,174                 --
   Class B...........................................      59,059,179          48,653,958          5,687,887
   Class K...........................................             845               2,195                 --

                                                      EQ/CAPITAL GUARDIAN EQ/COMMON STOCK
                                                           RESEARCH*          INDEX*
                                                      ------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $882,442,341      $749,887,382
Receivable for The Trusts shares sold................         363,705           140,300
Receivable for policy-related transactions...........              --                --
                                                         ------------      ------------
   Total assets......................................     882,806,046       750,027,682
                                                         ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............              --                --
Payable for policy-related transactions..............         363,705           140,300
                                                         ------------      ------------
   Total liabilities.................................         363,705           140,300
                                                         ------------      ------------
NET ASSETS...........................................    $882,442,341      $749,887,382
                                                         ============      ============

NET ASSETS:
Accumulation Unit Value..............................    $882,298,724      $749,816,785
Retained by AXA Equitable in Separate Account No. 49.         143,617            70,597
                                                         ------------      ------------
TOTAL NET ASSETS.....................................    $882,442,341      $749,887,382
                                                         ============      ============

Investments in shares of The Trusts, at cost.........    $798,331,826      $703,665,173
The Trusts shares held
   Class A...........................................         142,160           164,560
   Class B...........................................      60,306,696        41,407,191
   Class K...........................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                         EQ/CORE     EQ/DAVIS NEW YORK   EQ/EQUITY      EQ/EQUITY
                                                       BOND INDEX*       VENTURE*        500 INDEX*    GROWTH PLUS*
                                                      -------------- ----------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value... $1,241,250,177   $315,568,620    $1,295,183,921 $1,038,946,395
Receivable for The Trusts shares sold................             --        108,714                --        529,858
Receivable for policy-related transactions...........      1,620,424             --           745,160             --
                                                      --------------   ------------    -------------- --------------
   Total assets......................................  1,242,870,601    315,677,334     1,295,929,081  1,039,476,253
                                                      --------------   ------------    -------------- --------------

LIABILITIES:
Payable for The Trusts shares purchased..............      1,620,424             --           745,160             --
Payable for policy-related transactions..............             --        108,714                --        537,305
                                                      --------------   ------------    -------------- --------------
   Total liabilities.................................      1,620,424        108,714           745,160        537,305
                                                      --------------   ------------    -------------- --------------
NET ASSETS........................................... $1,241,250,177   $315,568,620    $1,295,183,921 $1,038,938,948
                                                      ==============   ============    ============== ==============

NET ASSETS:
Accumulation Unit Value.............................. $1,241,073,143   $315,431,233    $1,295,073,363 $1,038,843,577
Retained by AXA Equitable in Separate Account No. 49.        177,034        137,387           110,558         95,371
                                                      --------------   ------------    -------------- --------------
TOTAL NET ASSETS..................................... $1,241,250,177   $315,568,620    $1,295,183,921 $1,038,938,948
                                                      ==============   ============    ============== ==============

Investments in shares of The Trusts, at cost......... $1,228,947,848   $269,300,390    $1,123,089,411 $  992,269,385
The Trusts shares held
   Class A...........................................             --        898,960           748,708             --
   Class B...........................................    122,106,284     29,841,118        51,664,843     65,470,001
   Class K...........................................          1,027          1,156               508            740

                                                       EQ/FRANKLIN
                                                      CORE BALANCED*
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $629,709,915
Receivable for The Trusts shares sold................     1,297,384
Receivable for policy-related transactions...........            --
                                                       ------------
   Total assets......................................   631,007,299
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............     1,297,384
                                                       ------------
   Total liabilities.................................     1,297,384
                                                       ------------
NET ASSETS...........................................  $629,709,915
                                                       ============

NET ASSETS:
Accumulation Unit Value..............................  $629,446,145
Retained by AXA Equitable in Separate Account No. 49.       263,770
                                                       ------------
TOTAL NET ASSETS.....................................  $629,709,915
                                                       ============

Investments in shares of The Trusts, at cost.........  $578,495,914
The Trusts shares held
   Class A...........................................       183,714
   Class B...........................................    70,417,286
   Class K...........................................         1,282

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                           EQ/FRANKLIN      EQ/GAMCO MERGERS  EQ/GAMCO SMALL  EQ/GLOBAL
                                                      TEMPLETON ALLOCATION* AND ACQUISITIONS* COMPANY VALUE*  BOND PLUS*
                                                      --------------------- ----------------- -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $1,265,675,517       $200,466,760     $906,650,060  $498,678,341
Receivable for The Trusts shares sold................           410,278             26,113          271,135       298,583
Receivable for policy-related transactions...........                --                 --               --            --
                                                         --------------       ------------     ------------  ------------
   Total assets......................................     1,266,085,795        200,492,873      906,921,195   498,976,924
                                                         --------------       ------------     ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased..............                --                 --               --            --
Payable for policy-related transactions..............           410,278             26,113          271,135       298,583
                                                         --------------       ------------     ------------  ------------
   Total liabilities.................................           410,278             26,113          271,135       298,583
                                                         --------------       ------------     ------------  ------------
NET ASSETS...........................................    $1,265,675,517       $200,466,760     $906,650,060  $498,678,341
                                                         ==============       ============     ============  ============

NET ASSETS:
Accumulation Unit Value..............................    $1,265,573,525       $200,394,856     $906,543,772  $498,531,611
Retained by AXA Equitable in Separate Account No. 49.           101,992             71,904          106,288       146,730
                                                         --------------       ------------     ------------  ------------
TOTAL NET ASSETS.....................................    $1,265,675,517       $200,466,760     $906,650,060  $498,678,341
                                                         ==============       ============     ============  ============

Investments in shares of The Trusts, at cost.........    $1,168,202,567       $196,068,271     $694,880,897  $504,217,743
The Trusts shares held
   Class A...........................................           155,969            401,110        1,256,773       463,631
   Class B...........................................       153,677,863         15,628,639       20,190,028    50,159,419
   Class K...........................................                --                851              306         1,044

                                                           EQ/GLOBAL
                                                      MULTI-SECTOR EQUITY*
                                                      --------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $897,012,616
Receivable for The Trusts shares sold................          226,162
Receivable for policy-related transactions...........               --
                                                          ------------
   Total assets......................................      897,238,778
                                                          ------------

LIABILITIES:
Payable for The Trusts shares purchased..............               --
Payable for policy-related transactions..............          226,162
                                                          ------------
   Total liabilities.................................          226,162
                                                          ------------
NET ASSETS...........................................     $897,012,616
                                                          ============

NET ASSETS:
Accumulation Unit Value..............................     $896,919,873
Retained by AXA Equitable in Separate Account No. 49.           92,743
                                                          ------------
TOTAL NET ASSETS.....................................     $897,012,616
                                                          ============

Investments in shares of The Trusts, at cost.........     $876,821,600
The Trusts shares held
   Class A...........................................          311,230
   Class B...........................................       72,272,699
   Class K...........................................              926

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                      GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*         ETF*
                                                      ---------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $440,400,882     $631,690,237     $556,404,441      $5,393,058
Receivable for The Trusts shares sold................        233,349          405,645               --             432
Receivable for policy-related transactions...........             --               --        1,452,889              --
                                                        ------------     ------------     ------------      ----------
   Total assets......................................    440,634,231      632,095,882      557,857,330       5,393,490
                                                        ------------     ------------     ------------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --               --        1,452,889              --
Payable for policy-related transactions..............        233,349          405,645               --             432
                                                        ------------     ------------     ------------      ----------
   Total liabilities.................................        233,349          405,645        1,452,889             432
                                                        ------------     ------------     ------------      ----------
NET ASSETS...........................................   $440,400,882     $631,690,237     $556,404,441      $5,393,058
                                                        ============     ============     ============      ==========

NET ASSETS:
Accumulation Unit Value..............................   $440,306,006     $631,630,541     $556,302,708      $3,190,999
Retained by AXA Equitable in Separate Account No. 49.         94,876           59,696          101,733       2,202,059
                                                        ------------     ------------     ------------      ----------
TOTAL NET ASSETS.....................................   $440,400,882     $631,690,237     $556,404,441      $5,393,058
                                                        ============     ============     ============      ==========

Investments in shares of The Trusts, at cost.........   $431,202,507     $715,731,123     $723,063,944      $6,328,460
The Trusts shares held
   Class A...........................................             --          288,679          305,830         674,914
   Class B...........................................     42,607,873       71,012,790       68,257,720         170,634
   Class K...........................................            982            1,243            1,393           1,820

                                                      EQ/INTERNATIONAL
                                                        VALUE PLUS*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $582,621,300
Receivable for The Trusts shares sold................        408,608
Receivable for policy-related transactions...........             --
                                                        ------------
   Total assets......................................    583,029,908
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............        408,608
                                                        ------------
   Total liabilities.................................        408,608
                                                        ------------
NET ASSETS...........................................   $582,621,300
                                                        ============

NET ASSETS:
Accumulation Unit Value..............................   $582,559,670
Retained by AXA Equitable in Separate Account No. 49.         61,630
                                                        ------------
TOTAL NET ASSETS.....................................   $582,621,300
                                                        ============

Investments in shares of The Trusts, at cost.........   $653,537,163
The Trusts shares held
   Class A...........................................        334,788
   Class B...........................................     52,360,046
   Class K...........................................          1,015

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                          EQ/JPMORGAN      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP
                                                      VALUE OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX* GROWTH PLUS* VALUE INDEX*
                                                      -------------------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $245,993,300     $137,984,585 $354,487,273  $514,840,373 $265,464,015
Receivable for The Trusts shares sold................               --           37,636           --       302,162      745,460
Receivable for policy-related transactions...........          250,544               --          277            --           --
                                                          ------------     ------------ ------------  ------------ ------------
   Total assets......................................      246,243,844      138,022,221  354,487,550   515,142,535  266,209,475
                                                          ------------     ------------ ------------  ------------ ------------

LIABILITIES:
Payable for The Trusts shares purchased..............          250,544               --          277            --           --
Payable for policy-related transactions..............               --           37,636           --       302,162      745,460
                                                          ------------     ------------ ------------  ------------ ------------
   Total liabilities.................................          250,544           37,636          277       302,162      745,460
                                                          ------------     ------------ ------------  ------------ ------------
NET ASSETS...........................................     $245,993,300     $137,984,585 $354,487,273  $514,840,373 $265,464,015
                                                          ============     ============ ============  ============ ============

NET ASSETS:
Accumulation Unit Value..............................     $245,937,059     $137,932,096 $354,415,236  $514,716,621 $263,257,510
Retained by AXA Equitable in Separate Account No. 49.           56,241           52,489       72,037       123,752    2,206,505
                                                          ------------     ------------ ------------  ------------ ------------
TOTAL NET ASSETS.....................................     $245,993,300     $137,984,585 $354,487,273  $514,840,373 $265,464,015
                                                          ============     ============ ============  ============ ============

Investments in shares of The Trusts, at cost.........     $245,207,631     $153,764,358 $278,073,655  $458,311,607 $225,593,862
The Trusts shares held
   Class A...........................................          339,690               --      553,831        98,896      445,971
   Class B...........................................       22,984,039       19,927,049   35,488,625    28,422,568   44,590,058
   Class K...........................................            1,109            1,745        1,242           643        2,169

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                       EQ/LARGE CAP  EQ/LORD ABBETT  EQ/MFS INTERNATIONAL  EQ/MID CAP
                                                       VALUE PLUS*   LARGE CAP CORE*       GROWTH*           INDEX*
                                                      -------------- --------------- -------------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $  985,601,771  $171,909,205       $403,809,263     $704,074,422
Receivable for The Trusts shares sold................        377,977       342,310                 --          379,098
Receivable for policy-related transactions...........             --            --          1,328,219               --
                                                      --------------  ------------       ------------     ------------
   Total assets......................................    985,979,748   172,251,515        405,137,482      704,453,520
                                                      --------------  ------------       ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --            --          1,328,219               --
Payable for policy-related transactions..............        377,977       342,310                 --          371,651
                                                      --------------  ------------       ------------     ------------
   Total liabilities.................................        377,977       342,310          1,328,219          371,651
                                                      --------------  ------------       ------------     ------------
NET ASSETS........................................... $  985,601,771  $171,909,205       $403,809,263     $704,081,869
                                                      ==============  ============       ============     ============

NET ASSETS:
Accumulation Unit Value.............................. $  985,452,018  $171,734,787       $403,795,472     $703,884,609
Retained by AXA Equitable in Separate Account No. 49.        149,753       174,418             13,791          197,260
                                                      --------------  ------------       ------------     ------------
TOTAL NET ASSETS..................................... $  985,601,771  $171,909,205       $403,809,263     $704,081,869
                                                      ==============  ============       ============     ============

Investments in shares of The Trusts, at cost......... $1,258,695,524  $155,662,846       $356,032,016     $647,905,016
The Trusts shares held
   Class A...........................................        141,411         1,906            845,455          564,172
   Class B...........................................     90,537,482    13,721,265         60,081,668       74,837,222
   Class K...........................................          1,119            --              1,798            1,345

                                                      EQ/MID CAP
                                                      VALUE PLUS*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $947,843,674
Receivable for The Trusts shares sold................      383,221
Receivable for policy-related transactions...........           --
                                                      ------------
   Total assets......................................  948,226,895
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............           --
Payable for policy-related transactions..............      383,221
                                                      ------------
   Total liabilities.................................      383,221
                                                      ------------
NET ASSETS........................................... $947,843,674
                                                      ============

NET ASSETS:
Accumulation Unit Value.............................. $947,541,955
Retained by AXA Equitable in Separate Account No. 49.      301,719
                                                      ------------
TOTAL NET ASSETS..................................... $947,843,674
                                                      ============

Investments in shares of The Trusts, at cost......... $851,864,517
The Trusts shares held
   Class A...........................................       72,358
   Class B...........................................   90,481,914
   Class K...........................................        1,136

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                           EQ/MORGAN     EQ/MUTUAL
                                                        EQ/MONEY   EQ/MONTAG & CALDWELL STANLEY MID CAP  LARGE CAP
                                                        MARKET*          GROWTH*            GROWTH*       EQUITY*
                                                      ------------ -------------------- --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $665,030,427     $172,870,097      $569,848,640   $193,789,285
Receivable for The Trusts shares sold................           --          589,495           489,126        429,484
Receivable for policy-related transactions...........   12,321,070               --                --             --
                                                      ------------     ------------      ------------   ------------
   Total assets......................................  677,351,497      173,459,592       570,337,766    194,218,769
                                                      ------------     ------------      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............   12,321,070               --                --             --
Payable for policy-related transactions..............           --          589,495           489,126        429,484
                                                      ------------     ------------      ------------   ------------
   Total liabilities.................................   12,321,070          589,495           489,126        429,484
                                                      ------------     ------------      ------------   ------------
NET ASSETS........................................... $665,030,427     $172,870,097      $569,848,640   $193,789,285
                                                      ============     ============      ============   ============

NET ASSETS:
Accumulation Unit Value.............................. $664,982,800     $172,865,757      $569,831,922   $193,496,943
Retained by AXA Equitable in Separate Account No. 49.       47,627            4,340            16,718        292,342
                                                      ------------     ------------      ------------   ------------
TOTAL NET ASSETS..................................... $665,030,427     $172,870,097      $569,848,640   $193,789,285
                                                      ============     ============      ============   ============

Investments in shares of The Trusts, at cost......... $665,042,552     $136,991,996      $543,989,470   $183,845,318
The Trusts shares held
   Class A...........................................   19,872,541        1,180,408         1,119,407        125,848
   Class B...........................................  645,147,010       23,540,612        35,672,221     20,529,626
   Class K...........................................           --               --               669          1,270

                                                      EQ/OPPENHEIMER
                                                         GLOBAL*
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $334,511,317
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........       602,869
                                                       ------------
   Total assets......................................   335,114,186
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased..............       602,869
Payable for policy-related transactions..............            --
                                                       ------------
   Total liabilities.................................       602,869
                                                       ------------
NET ASSETS...........................................  $334,511,317
                                                       ============

NET ASSETS:
Accumulation Unit Value..............................  $334,315,170
Retained by AXA Equitable in Separate Account No. 49.       196,147
                                                       ------------
TOTAL NET ASSETS.....................................  $334,511,317
                                                       ============

Investments in shares of The Trusts, at cost.........  $295,166,068
The Trusts shares held
   Class A...........................................       929,771
   Class B...........................................    28,346,833
   Class K...........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                       SHORT BOND*        PLUS*           INDEX*       GROWTH STOCK*
                                                      -------------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value... $1,050,344,863  $505,396,718     $464,073,683     $503,294,216
Receivable for The Trusts shares sold................      2,728,949            --               --          419,897
Receivable for policy-related transactions...........             --        93,355          379,499               --
                                                      --------------  ------------     ------------     ------------
   Total assets......................................  1,053,073,812   505,490,073      464,453,182      503,714,113
                                                      --------------  ------------     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --        93,355          379,499               --
Payable for policy-related transactions..............      2,728,949            --               --          419,897
                                                      --------------  ------------     ------------     ------------
   Total liabilities.................................      2,728,949        93,355          379,499          419,897
                                                      --------------  ------------     ------------     ------------
NET ASSETS........................................... $1,050,344,863  $505,396,718     $464,073,683     $503,294,216
                                                      ==============  ============     ============     ============

NET ASSETS:
Accumulation Unit Value.............................. $1,050,078,903  $505,313,039     $463,981,048     $503,257,821
Retained by AXA Equitable in Separate Account No. 49.        265,960        83,679           92,635           36,395
                                                      --------------  ------------     ------------     ------------
TOTAL NET ASSETS..................................... $1,050,344,863  $505,396,718     $464,073,683     $503,294,216
                                                      ==============  ============     ============     ============

Investments in shares of The Trusts, at cost......... $1,050,280,136  $522,270,588     $414,008,635     $408,252,873
The Trusts shares held
   Class A...........................................      1,567,179            --          459,342          630,234
   Class B...........................................    103,709,940    58,913,377       47,309,429       20,342,626
   Class K...........................................          1,019            --            1,320              486

                                                       EQ/TEMPLETON
                                                      GLOBAL EQUITY*
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $197,859,398
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........       551,091
                                                       ------------
   Total assets......................................   198,410,489
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased..............       551,091
Payable for policy-related transactions..............            --
                                                       ------------
   Total liabilities.................................       551,091
                                                       ------------
NET ASSETS...........................................  $197,859,398
                                                       ============

NET ASSETS:
Accumulation Unit Value..............................  $197,838,836
Retained by AXA Equitable in Separate Account No. 49.        20,562
                                                       ------------
TOTAL NET ASSETS.....................................  $197,859,398
                                                       ============

Investments in shares of The Trusts, at cost.........  $188,654,530
The Trusts shares held
   Class A...........................................       197,879
   Class B...........................................    21,431,187
   Class K...........................................         1,319

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                   FIDELITY(R) VIP ASSET
                                                      EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO    MANAGER: GROWTH
                                                          INCOME*       COMSTOCK*   OMEGA GROWTH*        PORTFOLIO
                                                      --------------- ------------- -------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $79,030,318   $264,780,092   $634,775,689        $956,171
Receivable for The Trusts shares sold................        36,877        189,886        720,079             114
Receivable for policy-related transactions...........            --             --             --              --
                                                        -----------   ------------   ------------        --------
   Total assets......................................    79,067,195    264,969,978    635,495,768         956,285
                                                        -----------   ------------   ------------        --------

LIABILITIES:
Payable for The Trusts shares purchased..............            --             --             --              --
Payable for policy-related transactions..............        36,877        189,886        720,079              84
                                                        -----------   ------------   ------------        --------
   Total liabilities.................................        36,877        189,886        720,079              84
                                                        -----------   ------------   ------------        --------
NET ASSETS...........................................   $79,030,318   $264,780,092   $634,775,689        $956,201
                                                        ===========   ============   ============        ========

NET ASSETS:
Accumulation Unit Value..............................   $79,008,582   $264,771,559   $634,754,136        $956,201
Retained by AXA Equitable in Separate Account No. 49.        21,736          8,533         21,553              --
                                                        -----------   ------------   ------------        --------
TOTAL NET ASSETS.....................................   $79,030,318   $264,780,092   $634,775,689        $956,201
                                                        ===========   ============   ============        ========

Investments in shares of The Trusts, at cost.........   $71,380,997   $235,931,222   $574,065,094        $906,980
The Trusts shares held
   Class A...........................................            --        225,426             --              --
   Class B...........................................    12,309,901     24,305,429     57,483,697              --
   Class K...........................................            --             --            911              --
   Service Class 2...................................            --             --             --          63,872

                                                      FIDELITY(R) VIP
                                                       CONTRAFUND(R)
                                                         PORTFOLIO
                                                      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $30,990,000
Receivable for The Trusts shares sold................        32,141
Receivable for policy-related transactions...........            --
                                                        -----------
   Total assets......................................    31,022,141
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............        32,141
                                                        -----------
   Total liabilities.................................        32,141
                                                        -----------
NET ASSETS...........................................   $30,990,000
                                                        ===========

NET ASSETS:
Accumulation Unit Value..............................   $30,986,476
Retained by AXA Equitable in Separate Account No. 49.         3,524
                                                        -----------
TOTAL NET ASSETS.....................................   $30,990,000
                                                        ===========

Investments in shares of The Trusts, at cost.........   $27,822,340
The Trusts shares held
   Class A...........................................            --
   Class B...........................................            --
   Class K...........................................            --
   Service Class 2...................................     1,191,923

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                      --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $744,899        $685,807        $359,408        $321,493
Receivable for The Trusts shares sold................          89              79              41              36
Receivable for policy-related transactions...........          --              --              --              --
                                                         --------        --------        --------        --------
   Total assets......................................     744,988         685,886         359,449         321,529
                                                         --------        --------        --------        --------

LIABILITIES:
Payable for The Trusts shares purchased..............          --              --              --              --
Payable for policy-related transactions..............          73              57              28              24
                                                         --------        --------        --------        --------
   Total liabilities.................................          73              57              28              24
                                                         --------        --------        --------        --------
NET ASSETS...........................................    $744,915        $685,829        $359,421        $321,505
                                                         ========        ========        ========        ========

NET ASSETS:
Accumulation Unit Value..............................    $744,915        $685,829        $359,421        $321,505
Retained by AXA Equitable in Separate Account No. 49.          --              --              --              --
                                                         --------        --------        --------        --------
TOTAL NET ASSETS.....................................    $744,915        $685,829        $359,421        $321,505
                                                         ========        ========        ========        ========

Investments in shares of The Trusts, at cost.........    $725,807        $656,093        $341,387        $319,448
The Trusts shares held
   Service Class 2...................................      66,688          61,452          32,263          29,685

                                                      FIDELITY(R) VIP MID
                                                         CAP PORTFOLIO
                                                      -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $12,720,867
Receivable for The Trusts shares sold................          10,268
Receivable for policy-related transactions...........              --
                                                          -----------
   Total assets......................................      12,731,135
                                                          -----------

LIABILITIES:
Payable for The Trusts shares purchased..............              --
Payable for policy-related transactions..............          10,268
                                                          -----------
   Total liabilities.................................          10,268
                                                          -----------
NET ASSETS...........................................     $12,720,867
                                                          ===========

NET ASSETS:
Accumulation Unit Value..............................     $12,715,705
Retained by AXA Equitable in Separate Account No. 49.           5,162
                                                          -----------
TOTAL NET ASSETS.....................................     $12,720,867
                                                          ===========

Investments in shares of The Trusts, at cost.........     $13,314,706
The Trusts shares held
   Service Class 2...................................         424,312

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                           FRANKLIN
                                                      FIDELITY(R) VIP                      FRANKLIN      TEMPLETON VIP
                                                      STRATEGIC INCOME FRANKLIN INCOME STRATEGIC INCOME FOUNDING FUNDS
                                                         PORTFOLIO     SECURITIES FUND SECURITIES FUND  ALLOCATION FUND
                                                      ---------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $24,500,985      $9,654,829      $16,964,344      $1,848,213
Receivable for The Trusts shares sold................            --              --               --             222
Receivable for policy-related transactions...........         1,401          21,134            4,842              --
                                                        -----------      ----------      -----------      ----------
   Total assets......................................    24,502,386       9,675,963       16,969,186       1,848,435
                                                        -----------      ----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         1,401          20,916            4,842              --
Payable for policy-related transactions..............            --              --               --             222
                                                        -----------      ----------      -----------      ----------
   Total liabilities.................................         1,401          20,916            4,842             222
                                                        -----------      ----------      -----------      ----------
NET ASSETS...........................................   $24,500,985      $9,655,047      $16,964,344      $1,848,213
                                                        ===========      ==========      ===========      ==========

NET ASSETS:
Accumulation Unit Value..............................   $24,500,611      $9,655,047      $16,934,954      $1,847,105
Retained by AXA Equitable in Separate Account No. 49.           374              --           29,390           1,108
                                                        -----------      ----------      -----------      ----------
TOTAL NET ASSETS.....................................   $24,500,985      $9,655,047      $16,964,344      $1,848,213
                                                        ===========      ==========      ===========      ==========

Investments in shares of The Trusts, at cost.........   $24,297,390      $9,444,099      $16,563,094      $1,655,651
The Trusts shares held
   Class 2...........................................            --         640,666        1,321,211         217,181
   Service Class 2...................................     2,092,313              --               --              --
   Service Shares....................................            --              --               --              --

                                                        GOLDMAN SACHS
                                                      VIT MID CAP VALUE
                                                            FUND
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $8,239,902
Receivable for The Trusts shares sold................        13,520
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     8,253,422
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............         8,781
                                                         ----------
   Total liabilities.................................         8,781
                                                         ----------
NET ASSETS...........................................    $8,244,641
                                                         ==========

NET ASSETS:
Accumulation Unit Value..............................    $8,244,641
Retained by AXA Equitable in Separate Account No. 49.            --
                                                         ----------
TOTAL NET ASSETS.....................................    $8,244,641
                                                         ==========

Investments in shares of The Trusts, at cost.........    $7,530,641
The Trusts shares held
   Class 2...........................................            --
   Service Class 2...................................            --
   Service Shares....................................       536,801

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      GUGGENHEIM VT GLOBAL  GUGGENHEIM VT  INVESCO V.I.  INVESCO V.I.
                                                        MANAGED FUTURES      MULTI-HEDGE    DIVERSIFIED  GLOBAL REAL
                                                         STRATEGY FUND     STRATEGIES FUND DIVIDEND FUND ESTATE FUND
                                                      -------------------- --------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...       $646,284          $564,889      $2,186,459   $25,033,842
Receivable for The Trusts shares sold................             77                68              --            --
Receivable for policy-related transactions...........             --                --           1,522        24,133
                                                            --------          --------      ----------   -----------
   Total assets......................................        646,361           564,957       2,187,981    25,057,975
                                                            --------          --------      ----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --                --             870        23,071
Payable for policy-related transactions..............             54                68              --            --
                                                            --------          --------      ----------   -----------
   Total liabilities.................................             54                68             870        23,071
                                                            --------          --------      ----------   -----------
NET ASSETS...........................................       $646,307          $564,889      $2,187,111   $25,034,904
                                                            ========          ========      ==========   ===========

NET ASSETS:
Accumulation Unit Value..............................       $646,307          $564,863      $2,187,111   $25,034,904
Retained by AXA Equitable in Separate Account No. 49.             --                26              --            --
                                                            --------          --------      ----------   -----------
TOTAL NET ASSETS.....................................       $646,307          $564,889      $2,187,111   $25,034,904
                                                            ========          ========      ==========   ===========

Investments in shares of The Trusts, at cost.........       $713,251          $578,112      $2,002,132   $21,713,011
The Trusts shares held
   Common Shares.....................................         35,608            25,241              --            --
   Series II.........................................             --                --         134,303     1,656,773

                                                      INVESCO V.I. HIGH
                                                         YIELD FUND
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $4,476,110
Receivable for The Trusts shares sold................         6,636
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     4,482,746
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............         6,636
                                                         ----------
   Total liabilities.................................         6,636
                                                         ----------
NET ASSETS...........................................    $4,476,110
                                                         ==========

NET ASSETS:
Accumulation Unit Value..............................    $4,475,770
Retained by AXA Equitable in Separate Account No. 49.           340
                                                         ----------
TOTAL NET ASSETS.....................................    $4,476,110
                                                         ==========

Investments in shares of The Trusts, at cost.........    $4,260,610
The Trusts shares held
   Common Shares.....................................            --
   Series II.........................................       800,735

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                         INVESCO VAN
                                                      INVESCO V.I.  INVESCO V.I. MID                      KAMPEN V.I
                                                      INTERNATIONAL CAP CORE EQUITY  INVESCO V.I. SMALL    AMERICAN
                                                       GROWTH FUND        FUND        CAP EQUITY FUND   FRANCHISE FUND
                                                      ------------- ---------------- ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $12,411,981     $3,257,235        $3,222,606        $388,492
Receivable for The Trusts shares sold................       21,043          2,410                --              45
Receivable for policy-related transactions...........           --             --             3,920              --
                                                       -----------     ----------        ----------        --------
   Total assets......................................   12,433,024      3,259,645         3,226,526         388,537
                                                       -----------     ----------        ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased..............           --             --             3,920              --
Payable for policy-related transactions..............       20,509          2,410                --              45
                                                       -----------     ----------        ----------        --------
   Total liabilities.................................       20,509          2,410             3,920              45
                                                       -----------     ----------        ----------        --------
NET ASSETS...........................................  $12,412,515     $3,257,235        $3,222,606        $388,492
                                                       ===========     ==========        ==========        ========

NET ASSETS:
Accumulation Unit Value..............................  $12,412,515     $3,257,219        $3,222,597        $366,701
Retained by AXA Equitable in Separate Account No. 49.           --             16                 9          21,791
                                                       -----------     ----------        ----------        --------
TOTAL NET ASSETS.....................................  $12,412,515     $3,257,235        $3,222,606        $388,492
                                                       ===========     ==========        ==========        ========

Investments in shares of The Trusts, at cost.........  $11,701,622     $3,158,726        $2,870,838        $365,887
The Trusts shares held
   Common Shares.....................................           --             --                --              --
   Series II.........................................      418,193        258,922           176,003          10,928


                                                      IVY FUNDS VIP
                                                      ASSET STRATEGY
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $10,829,937
Receivable for The Trusts shares sold................           --
Receivable for policy-related transactions...........       66,580
                                                       -----------
   Total assets......................................   10,896,517
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased..............       65,590
Payable for policy-related transactions..............           --
                                                       -----------
   Total liabilities.................................       65,590
                                                       -----------
NET ASSETS...........................................  $10,830,927
                                                       ===========

NET ASSETS:
Accumulation Unit Value..............................  $10,830,927
Retained by AXA Equitable in Separate Account No. 49.           --
                                                       -----------
TOTAL NET ASSETS.....................................  $10,830,927
                                                       ===========

Investments in shares of The Trusts, at cost.........  $ 9,842,016
The Trusts shares held
   Common Shares.....................................    1,009,700
   Series II.........................................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      IVY FUNDS VIP               IVY FUNDS VIP
                                                        DIVIDEND    IVY FUNDS VIP GLOBAL NATURAL IVY FUNDS VIP IVY FUNDS VIP
                                                      OPPORTUNITIES    ENERGY       RESOURCES     HIGH INCOME  MID CAP GROWTH
                                                      ------------- ------------- -------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $8,978,934    $ 9,828,735   $ 8,496,383    $34,459,343   $14,647,015
Receivable for The Trusts shares sold................       2,552          2,705            --         90,413            --
Receivable for policy-related transactions...........          --             --         8,981             --         7,301
                                                       ----------    -----------   -----------    -----------   -----------
   Total assets......................................   8,981,486      9,831,440     8,505,364     34,549,756    14,654,316
                                                       ----------    -----------   -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --             --         8,981             --         7,301
Payable for policy-related transactions..............       2,552          2,705            --         90,413            --
                                                       ----------    -----------   -----------    -----------   -----------
   Total liabilities.................................       2,552          2,705         8,981         90,413         7,301
                                                       ----------    -----------   -----------    -----------   -----------
NET ASSETS...........................................  $8,978,934    $ 9,828,735   $ 8,496,383    $34,459,343   $14,647,015
                                                       ==========    ===========   ===========    ===========   ===========

NET ASSETS:
Accumulation Unit Value..............................  $8,977,274    $ 9,828,528   $ 8,489,588    $34,450,464   $14,646,735
Retained by AXA Equitable in Separate Account No. 49.       1,660            207         6,795          8,879           280
                                                       ----------    -----------   -----------    -----------   -----------
TOTAL NET ASSETS.....................................  $8,978,934    $ 9,828,735   $ 8,496,383    $34,459,343   $14,647,015
                                                       ==========    ===========   ===========    ===========   ===========

Investments in shares of The Trusts, at cost.........  $8,472,125    $10,360,800   $10,026,262    $31,822,456   $14,847,197
The Trusts shares held
   Common Shares.....................................   1,239,380      1,667,555     1,685,891      9,079,956     1,715,609

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      IVY FUNDS VIP IVY FUNDS VIP LAZARD RETIREMENT LORD ABBETT SERIES
                                                       SCIENCE AND    SMALL CAP   EMERGING MARKETS      FUND - BOND
                                                       TECHNOLOGY      GROWTH     EQUITY PORTFOLIO  DEBENTURE PORTFOLIO
                                                      ------------- ------------- ----------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $10,480,537   $6,008,556      $41,131,431        $2,337,327
Receivable for The Trusts shares sold................        2,856        8,607           33,439                --
Receivable for policy-related transactions...........           --           --               --             7,573
                                                       -----------   ----------      -----------        ----------
   Total assets......................................   10,483,393    6,017,163       41,164,870         2,344,900
                                                       -----------   ----------      -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --           --               --             7,483
Payable for policy-related transactions..............        2,540        8,607           33,439                --
                                                       -----------   ----------      -----------        ----------
   Total liabilities.................................        2,540        8,607           33,439             7,483
                                                       -----------   ----------      -----------        ----------
NET ASSETS...........................................  $10,480,853   $6,008,556      $41,131,431        $2,337,417
                                                       ===========   ==========      ===========        ==========

NET ASSETS:
Accumulation Unit Value..............................  $10,480,853   $6,003,231      $41,113,869        $2,337,417
Retained by AXA Equitable in Separate Account No. 49.           --        5,325           17,562                --
                                                       -----------   ----------      -----------        ----------
TOTAL NET ASSETS.....................................  $10,480,853   $6,008,556      $41,131,431        $2,337,417
                                                       ===========   ==========      ===========        ==========

Investments in shares of The Trusts, at cost.........  $ 9,763,292   $6,374,204      $40,090,351        $2,338,687
The Trusts shares held
   Common Shares.....................................      578,917      626,146               --                --
   Service Shares....................................           --           --        1,851,100                --
   VC Shares.........................................           --           --               --           191,271

                                                      LORD ABBETT SERIES
                                                        FUND - CLASSIC
                                                       STOCK PORTFOLIO
                                                      ------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $1,552,037
Receivable for The Trusts shares sold................            179
Receivable for policy-related transactions...........            128
                                                          ----------
   Total assets......................................      1,552,344
                                                          ----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............             --
                                                          ----------
   Total liabilities.................................             --
                                                          ----------
NET ASSETS...........................................     $1,552,344
                                                          ==========

NET ASSETS:
Accumulation Unit Value..............................     $1,552,344
Retained by AXA Equitable in Separate Account No. 49.             --
                                                          ----------
TOTAL NET ASSETS.....................................     $1,552,344
                                                          ==========

Investments in shares of The Trusts, at cost.........     $1,435,645
The Trusts shares held
   Common Shares.....................................             --
   Service Shares....................................             --
   VC Shares.........................................        121,538

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                            LORD ABBETT           MFS(R)      MFS(R) INVESTORS
                                                       SERIES FUND - GROWTH    INTERNATIONAL    GROWTH STOCK   MFS(R) INVESTORS
                                                      OPPORTUNITIES PORTFOLIO VALUE PORTFOLIO      SERIES        TRUST SERIES
                                                      ----------------------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...       $1,104,109          $20,448,744      $4,049,471       $3,636,515
Receivable for The Trusts shares sold................            7,879                5,131             561               --
Receivable for policy-related transactions...........               --                   --              --               71
                                                            ----------          -----------      ----------       ----------
   Total assets......................................        1,111,988           20,453,875       4,050,032        3,636,586
                                                            ----------          -----------      ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............               --                   --              --               71
Payable for policy-related transactions..............            7,241                5,131             561               --
                                                            ----------          -----------      ----------       ----------
   Total liabilities.................................            7,241                5,131             561               71
                                                            ----------          -----------      ----------       ----------
NET ASSETS...........................................       $1,104,747          $20,448,744      $4,049,471       $3,636,515
                                                            ==========          ===========      ==========       ==========

NET ASSETS:
Accumulation Unit Value..............................       $1,104,747          $20,448,367      $4,049,036       $3,636,420
Retained by AXA Equitable in Separate Account No. 49.               --                  377             435               95
                                                            ----------          -----------      ----------       ----------
TOTAL NET ASSETS.....................................       $1,104,747          $20,448,744      $4,049,471       $3,636,515
                                                            ==========          ===========      ==========       ==========

Investments in shares of The Trusts, at cost.........       $1,179,536          $18,613,749      $3,783,234       $3,247,182
The Trusts shares held
   Service Class.....................................               --            1,193,042         339,436          159,636
   VC Shares.........................................           83,708                   --              --               --

                                                      MFS(R) TECHNOLOGY
                                                          PORTFOLIO
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $4,792,944
Receivable for The Trusts shares sold................           561
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     4,793,505
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............           561
                                                         ----------
   Total liabilities.................................           561
                                                         ----------
NET ASSETS...........................................    $4,792,944
                                                         ==========

NET ASSETS:
Accumulation Unit Value..............................    $4,792,541
Retained by AXA Equitable in Separate Account No. 49.           403
                                                         ----------
TOTAL NET ASSETS.....................................    $4,792,944
                                                         ==========

Investments in shares of The Trusts, at cost.........    $4,467,466
The Trusts shares held
   Service Class.....................................       623,270
   VC Shares.........................................            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       MULTIMANAGER                MULTIMANAGER   MULTIMANAGER
                                                      MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER  INTERNATIONAL LARGE CAP CORE
                                                           SERIES        EQUITY*      CORE BOND*      EQUITY*       EQUITY*
                                                      ---------------- ------------ -------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $8,995,689    $470,703,998 $1,504,092,109 $351,124,107   $130,180,733
Receivable for The Trusts shares sold................            --         283,325             --       28,322         62,871
Receivable for policy-related transactions...........        12,417              --        101,744           --             --
                                                         ----------    ------------ -------------- ------------   ------------
   Total assets......................................     9,008,106     470,987,323  1,504,193,853  351,152,429    130,243,604
                                                         ----------    ------------ -------------- ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        12,417              --        101,744           --             --
Payable for policy-related transactions..............            --         283,325             --       28,322         62,871
                                                         ----------    ------------ -------------- ------------   ------------
   Total liabilities.................................        12,417         283,325        101,744       28,322         62,871
                                                         ----------    ------------ -------------- ------------   ------------
NET ASSETS...........................................    $8,995,689    $470,703,998 $1,504,092,109 $351,124,107   $130,180,733
                                                         ==========    ============ ============== ============   ============

NET ASSETS:
Accumulation Unit Value..............................    $8,995,459    $470,489,044 $1,504,061,254 $351,055,049   $130,110,116
Retained by AXA Equitable in Separate Account No. 49.           230         214,954         30,855       69,058         70,617
                                                         ----------    ------------ -------------- ------------   ------------
TOTAL NET ASSETS.....................................    $8,995,689    $470,703,998 $1,504,092,109 $351,124,107   $130,180,733
                                                         ==========    ============ ============== ============   ============

Investments in shares of The Trusts, at cost.........    $8,513,905    $398,779,170 $1,543,507,293 $402,266,901   $117,106,272
The Trusts shares held
   Class B...........................................            --      16,427,228    145,948,308   34,133,016     12,176,419
   Class K...........................................            --             405          1,040        1,087          1,105
   Service Class.....................................       329,633              --             --           --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                        MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER
                                                      LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND*
                                                      ---------------- --------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $325,232,683    $307,762,411    $355,754,724     $646,854,489
Receivable for The Trusts shares sold................        169,644          48,020         198,049               --
Receivable for policy-related transactions...........             --              --              --          301,058
                                                        ------------    ------------    ------------     ------------
   Total assets......................................    325,402,327     307,810,431     355,952,773      647,155,547
                                                        ------------    ------------    ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --              --              --          301,058
Payable for policy-related transactions..............        169,644          48,020         198,049               --
                                                        ------------    ------------    ------------     ------------
   Total liabilities.................................        169,644          48,020         198,049          301,058
                                                        ------------    ------------    ------------     ------------
NET ASSETS...........................................   $325,232,683    $307,762,411    $355,754,724     $646,854,489
                                                        ============    ============    ============     ============

NET ASSETS:
Accumulation Unit Value..............................   $325,159,193    $307,701,947    $355,687,306     $646,801,614
Retained by AXA Equitable in Separate Account No. 49.         73,490          60,464          67,418           52,875
                                                        ------------    ------------    ------------     ------------
TOTAL NET ASSETS.....................................   $325,232,683    $307,762,411    $355,754,724     $646,854,489
                                                        ============    ============    ============     ============

Investments in shares of The Trusts, at cost.........   $308,857,018    $265,954,495    $310,368,261     $671,833,545
The Trusts shares held
   Class B...........................................     31,159,151      32,195,202      36,354,691      160,928,717
   Class K...........................................          1,162           1,217           1,159            2,640

                                                        MULTIMANAGER
                                                      SMALL CAP GROWTH*
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $179,505,844
Receivable for The Trusts shares sold................        131,238
Receivable for policy-related transactions...........             --
                                                        ------------
   Total assets......................................    179,637,082
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............        131,238
                                                        ------------
   Total liabilities.................................        131,238
                                                        ------------
NET ASSETS...........................................   $179,505,844
                                                        ============

NET ASSETS:
Accumulation Unit Value..............................   $179,471,031
Retained by AXA Equitable in Separate Account No. 49.         34,813
                                                        ------------
TOTAL NET ASSETS.....................................   $179,505,844
                                                        ============

Investments in shares of The Trusts, at cost.........   $164,239,800
The Trusts shares held
   Class B...........................................     21,652,573
   Class K...........................................          1,352

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                        PIMCO VARIABLE
                                                                                                       INSURANCE TRUST
                                                        MULTIMANAGER   MULTIMANAGER  MUTUAL SHARES  COMMODITYREALRETURN(R)
                                                      SMALL CAP VALUE* TECHNOLOGY*  SECURITIES FUND   STRATEGY PORTFOLIO
                                                      ---------------- ------------ --------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $381,826,884   $385,780,165   $6,987,930         $14,966,114
Receivable for The Trusts shares sold................        264,759        141,032           --              11,319
Receivable for policy-related transactions...........             --             --        1,699                  --
                                                        ------------   ------------   ----------         -----------
   Total assets......................................    382,091,643    385,921,197    6,989,629          14,977,433
                                                        ------------   ------------   ----------         -----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --             --        1,699                  --
Payable for policy-related transactions..............        264,759        141,032           --              10,836
                                                        ------------   ------------   ----------         -----------
   Total liabilities.................................        264,759        141,032        1,699              10,836
                                                        ------------   ------------   ----------         -----------
NET ASSETS...........................................   $381,826,884   $385,780,165   $6,987,930         $14,966,597
                                                        ============   ============   ==========         ===========

NET ASSETS:
Accumulation Unit Value..............................   $381,733,236   $385,648,972   $6,987,513         $14,966,597
Retained by AXA Equitable in Separate Account No. 49.         93,648        131,193          417                  --
                                                        ------------   ------------   ----------         -----------
TOTAL NET ASSETS.....................................   $381,826,884   $385,780,165   $6,987,930         $14,966,597
                                                        ============   ============   ==========         ===========

Investments in shares of The Trusts, at cost.........   $382,653,934   $317,800,705   $6,503,188         $16,976,804
The Trusts shares held
   Advisor Class.....................................             --             --           --           2,075,744
   Class A...........................................              8             --           --                  --
   Class B...........................................     33,506,955     27,896,394           --                  --
   Class 2...........................................             --             --      405,803                  --
   Class K...........................................          1,079            690           --                  --

                                                       PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                      EMERGING MARKETS
                                                       BOND PORTFOLIO
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $14,427,796
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........        57,558
                                                        -----------
   Total assets......................................    14,485,354
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............        57,558
Payable for policy-related transactions..............            --
                                                        -----------
   Total liabilities.................................        57,558
                                                        -----------
NET ASSETS...........................................   $14,427,796
                                                        ===========

NET ASSETS:
Accumulation Unit Value..............................   $14,427,456
Retained by AXA Equitable in Separate Account No. 49.           340
                                                        -----------
TOTAL NET ASSETS.....................................   $14,427,796
                                                        ===========

Investments in shares of The Trusts, at cost.........   $13,263,270
The Trusts shares held
   Advisor Class.....................................       941,762
   Class A...........................................            --
   Class B...........................................            --
   Class 2...........................................            --
   Class K...........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      PIMCO VARIABLE  PIMCO VARIABLE
                                                      INSURANCE TRUST INSURANCE TRUST
                                                        REAL RETURN    TOTAL RETURN                    PROFUND VP
                                                         PORTFOLIO       PORTFOLIO    PROFUND VP BEAR BIOTECHNOLOGY
                                                      --------------- --------------- --------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $50,082,506     $79,826,566      $712,279      $4,226,861
Receivable for The Trusts shares sold................            --              --       138,775           4,625
Receivable for policy-related transactions...........        77,804          12,851            --              --
                                                        -----------     -----------      --------      ----------
   Total assets......................................    50,160,310      79,839,417       851,054       4,231,486
                                                        -----------     -----------      --------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        75,980          11,995            --              --
Payable for policy-related transactions..............            --              --       138,775           4,625
                                                        -----------     -----------      --------      ----------
   Total liabilities.................................        75,980          11,995       138,775           4,625
                                                        -----------     -----------      --------      ----------
NET ASSETS...........................................   $50,084,330     $79,827,422      $712,279      $4,226,861
                                                        ===========     ===========      ========      ==========

NET ASSETS:
Accumulation Unit Value..............................   $50,084,330     $79,827,422      $709,149      $4,226,620
Retained by AXA Equitable in Separate Account No. 49.            --              --         3,130             241
                                                        -----------     -----------      --------      ----------
TOTAL NET ASSETS.....................................   $50,084,330     $79,827,422      $712,279      $4,226,861
                                                        ===========     ===========      ========      ==========

Investments in shares of The Trusts, at cost.........   $49,600,382     $78,026,659      $777,478      $3,347,886
The Trusts shares held
   Advisor Class.....................................     3,514,562       6,911,391            --              --
   Class II..........................................            --              --            --              --
   Common Shares.....................................            --              --        46,013         123,268

                                                       T. ROWE PRICE
                                                      HEALTH SCIENCES
                                                         PORTFOLIO
                                                      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $10,684,272
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........        10,132
                                                        -----------
   Total assets......................................    10,694,404
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............        10,132
Payable for policy-related transactions..............            --
                                                        -----------
   Total liabilities.................................        10,132
                                                        -----------
NET ASSETS...........................................   $10,684,272
                                                        ===========

NET ASSETS:
Accumulation Unit Value..............................   $10,683,477
Retained by AXA Equitable in Separate Account No. 49.           795
                                                        -----------
TOTAL NET ASSETS.....................................   $10,684,272
                                                        ===========

Investments in shares of The Trusts, at cost.........   $ 9,104,514
The Trusts shares held
   Advisor Class.....................................            --
   Class II..........................................       517,398
   Common Shares.....................................            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                         TEMPLETON
                                                        DEVELOPING       TEMPLETON    TEMPLETON GLOBAL    TEMPLETON
                                                          MARKETS         FOREIGN     BOND SECURITIES      GROWTH
                                                      SECURITIES FUND SECURITIES FUND       FUND       SECURITIES FUND
                                                      --------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $5,134,989      $5,073,784      $60,042,912      $1,183,469
Receivable for The Trusts shares sold................           --          20,095               --              --
Receivable for policy-related transactions...........        4,113              --           57,618           4,784
                                                        ----------      ----------      -----------      ----------
   Total assets......................................    5,139,102       5,093,879       60,100,530       1,188,253
                                                        ----------      ----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        4,113              --           57,618           4,784
Payable for policy-related transactions..............           --          20,095               --              --
                                                        ----------      ----------      -----------      ----------
   Total liabilities.................................        4,113          20,095           57,618           4,784
                                                        ----------      ----------      -----------      ----------
NET ASSETS...........................................   $5,134,989      $5,073,784      $60,042,912      $1,183,469
                                                        ==========      ==========      ===========      ==========

NET ASSETS:
Accumulation Unit Value..............................   $5,097,608      $5,072,013      $60,035,926      $1,182,021
Retained by AXA Equitable in Separate Account No. 49.       37,381           1,771            6,986           1,448
                                                        ----------      ----------      -----------      ----------
TOTAL NET ASSETS.....................................   $5,134,989      $5,073,784      $60,042,912      $1,183,469
                                                        ==========      ==========      ===========      ==========

Investments in shares of The Trusts, at cost.........   $5,179,582      $4,929,648      $58,732,108      $1,069,582
The Trusts shares held
   Class 2...........................................      489,047         353,082        3,083,868          98,870
   Class S Shares....................................           --              --               --              --

                                                      VAN ECK VIP
                                                      GLOBAL HARD
                                                      ASSETS FUND
                                                      -----------
ASSETS:
Investments in shares of The Trusts, at fair value... $19,614,046
Receivable for The Trusts shares sold................       9,383
Receivable for policy-related transactions...........          --
                                                      -----------
   Total assets......................................  19,623,429
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --
Payable for policy-related transactions..............       4,512
                                                      -----------
   Total liabilities.................................       4,512
                                                      -----------
NET ASSETS........................................... $19,618,917
                                                      ===========

NET ASSETS:
Accumulation Unit Value.............................. $19,618,917
Retained by AXA Equitable in Separate Account No. 49.          --
                                                      -----------
TOTAL NET ASSETS..................................... $19,618,917
                                                      ===========

Investments in shares of The Trusts, at cost......... $22,799,674
The Trusts shares held
   Class 2...........................................          --
   Class S Shares....................................     691,122

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20..................................  1.30%         A           $12.22        246
ALL ASSET GROWTH-ALT 20..................................  1.55%         A           $12.12         90
ALL ASSET GROWTH-ALT 20..................................  1.65%         A           $12.09         81
ALL ASSET GROWTH-ALT 20..................................  1.70%         A           $12.07         12

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.30%         B           $11.78        155
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.55%         B           $11.69         19
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.65%         B           $11.65         76
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.70%         B           $11.63         13

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  0.65%         B           $ 9.34         --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.30%         B           $10.60        277
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.55%         B           $10.52         55
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.65%         B           $10.49        122
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.70%         B           $10.47          2

AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.30%      CLASS II       $12.64         69
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.55%      CLASS II       $12.54         21
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.65%      CLASS II       $12.50         36
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.70%      CLASS II       $12.48          1

AMERICAN CENTURY VP MID CAP VALUE FUND...................  0.65%      CLASS II       $12.07          1
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.30%      CLASS II       $13.85        374
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.55%      CLASS II       $13.74         73
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.65%      CLASS II       $13.70        233
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.70%      CLASS II       $13.68         20

AXA AGGRESSIVE ALLOCATION................................  1.30%         A           $11.81        857
AXA AGGRESSIVE ALLOCATION................................  1.55%         A           $11.72        271
AXA AGGRESSIVE ALLOCATION................................  1.65%         A           $11.68        112
AXA AGGRESSIVE ALLOCATION................................  1.70%         A           $11.66         13
AXA AGGRESSIVE ALLOCATION................................  1.15%         B           $12.12        684
AXA AGGRESSIVE ALLOCATION................................  1.20%         B           $12.07      2,990
AXA AGGRESSIVE ALLOCATION................................  1.25%         B           $13.33     16,663
AXA AGGRESSIVE ALLOCATION................................  1.30%         B           $12.62     50,003
AXA AGGRESSIVE ALLOCATION................................  1.35%         B           $11.91      1,067
AXA AGGRESSIVE ALLOCATION................................  1.40%         B           $11.85      3,026
AXA AGGRESSIVE ALLOCATION................................  1.50%         B           $13.01     17,830
AXA AGGRESSIVE ALLOCATION................................  1.55%         B           $11.69     35,500
AXA AGGRESSIVE ALLOCATION................................  1.60%         B           $11.64      1,489
AXA AGGRESSIVE ALLOCATION................................  1.65%         B           $12.83     73,856
AXA AGGRESSIVE ALLOCATION................................  1.70%         B           $12.77      5,803
AXA AGGRESSIVE ALLOCATION................................  1.90%         B           $11.33         48

AXA BALANCED STRATEGY....................................  1.30%         B           $11.31     23,840
AXA BALANCED STRATEGY....................................  1.30%         B           $12.64     40,235
AXA BALANCED STRATEGY....................................  1.55%         B           $11.22      7,230
AXA BALANCED STRATEGY....................................  1.55%         B           $12.52      8,591
AXA BALANCED STRATEGY....................................  1.65%         B           $11.19     10,919
AXA BALANCED STRATEGY....................................  1.65%         B           $12.47      9,933
AXA BALANCED STRATEGY....................................  1.70%         B           $11.17        780
AXA BALANCED STRATEGY....................................  1.70%         B           $12.45        592

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......  1.15%          B          $12.11        516
AXA CONSERVATIVE ALLOCATION......  1.20%          B          $12.05      4,015
AXA CONSERVATIVE ALLOCATION......  1.25%          B          $12.58     12,395
AXA CONSERVATIVE ALLOCATION......  1.30%          B          $12.52     29,364
AXA CONSERVATIVE ALLOCATION......  1.35%          B          $11.89      2,052
AXA CONSERVATIVE ALLOCATION......  1.40%          B          $11.84      7,562
AXA CONSERVATIVE ALLOCATION......  1.50%          B          $12.29     19,603
AXA CONSERVATIVE ALLOCATION......  1.55%          B          $11.68     27,024
AXA CONSERVATIVE ALLOCATION......  1.60%          B          $11.63      4,085
AXA CONSERVATIVE ALLOCATION......  1.65%          B          $12.12     52,963
AXA CONSERVATIVE ALLOCATION......  1.70%          B          $12.06      6,560
AXA CONSERVATIVE ALLOCATION......  1.80%          B          $11.42         51
AXA CONSERVATIVE ALLOCATION......  1.90%          B          $11.32          5

AXA CONSERVATIVE GROWTH STRATEGY.  0.65%          B          $10.41          5
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B          $11.16     13,262
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B          $12.36     15,752
AXA CONSERVATIVE GROWTH STRATEGY.  1.55%          B          $11.07      4,888
AXA CONSERVATIVE GROWTH STRATEGY.  1.55%          B          $12.25      5,246
AXA CONSERVATIVE GROWTH STRATEGY.  1.65%          B          $11.03      6,014
AXA CONSERVATIVE GROWTH STRATEGY.  1.65%          B          $12.21      6,357
AXA CONSERVATIVE GROWTH STRATEGY.  1.70%          B          $11.02        546
AXA CONSERVATIVE GROWTH STRATEGY.  1.70%          B          $12.18        483

AXA CONSERVATIVE STRATEGY........  0.65%          B          $10.24          3
AXA CONSERVATIVE STRATEGY........  1.30%          B          $10.84      8,551
AXA CONSERVATIVE STRATEGY........  1.30%          B          $11.56     12,605
AXA CONSERVATIVE STRATEGY........  1.55%          B          $10.75      3,511
AXA CONSERVATIVE STRATEGY........  1.55%          B          $11.45      3,627
AXA CONSERVATIVE STRATEGY........  1.65%          B          $10.72      4,513
AXA CONSERVATIVE STRATEGY........  1.65%          B          $11.41      4,785
AXA CONSERVATIVE STRATEGY........  1.70%          B          $10.70        516
AXA CONSERVATIVE STRATEGY........  1.70%          B          $11.39        405

AXA CONSERVATIVE-PLUS ALLOCATION.  1.15%          B          $12.06        389
AXA CONSERVATIVE-PLUS ALLOCATION.  1.20%          B          $12.00      3,050
AXA CONSERVATIVE-PLUS ALLOCATION.  1.25%          B          $12.73     14,403
AXA CONSERVATIVE-PLUS ALLOCATION.  1.30%          B          $12.67     24,316
AXA CONSERVATIVE-PLUS ALLOCATION.  1.35%          B          $11.84      1,404
AXA CONSERVATIVE-PLUS ALLOCATION.  1.40%          B          $11.79      4,790
AXA CONSERVATIVE-PLUS ALLOCATION.  1.50%          B          $12.44     18,608
AXA CONSERVATIVE-PLUS ALLOCATION.  1.55%          B          $11.63     20,583
AXA CONSERVATIVE-PLUS ALLOCATION.  1.60%          B          $11.58      2,704
AXA CONSERVATIVE-PLUS ALLOCATION.  1.65%          B          $12.26     40,946
AXA CONSERVATIVE-PLUS ALLOCATION.  1.70%          B          $12.20      4,110
AXA CONSERVATIVE-PLUS ALLOCATION.  1.70%          B          $12.20        258
AXA CONSERVATIVE-PLUS ALLOCATION.  1.80%          B          $11.37          1
AXA CONSERVATIVE-PLUS ALLOCATION.  1.90%          B          $11.27         26

AXA GROWTH STRATEGY..............  0.65%          B          $10.64          5
AXA GROWTH STRATEGY..............  1.30%          B          $11.60      2,705
AXA GROWTH STRATEGY..............  1.30%          B          $13.43     40,324
AXA GROWTH STRATEGY..............  1.55%          B          $11.51      1,203
AXA GROWTH STRATEGY..............  1.55%          B          $13.31     11,895

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                              -------- --------------- ---------- -----------
AXA GROWTH STRATEGY..........  1.65%          B          $11.47       1,325
AXA GROWTH STRATEGY..........  1.65%          B          $13.26      19,063
AXA GROWTH STRATEGY..........  1.70%          B          $11.45          59
AXA GROWTH STRATEGY..........  1.70%          B          $13.23         853

AXA MODERATE ALLOCATION......  1.30%          A          $11.39       2,090
AXA MODERATE ALLOCATION......  1.55%          A          $11.30         466
AXA MODERATE ALLOCATION......  1.65%          A          $11.26         495
AXA MODERATE ALLOCATION......  1.70%          A          $11.24          62
AXA MODERATE ALLOCATION......  0.95%          B          $56.09          21
AXA MODERATE ALLOCATION......  1.15%          B          $53.11         376
AXA MODERATE ALLOCATION......  1.20%          B          $52.39       3,278
AXA MODERATE ALLOCATION......  1.25%          B          $12.95      52,841
AXA MODERATE ALLOCATION......  1.30%          B          $12.82     111,818
AXA MODERATE ALLOCATION......  1.35%          B          $50.29         987
AXA MODERATE ALLOCATION......  1.40%          B          $49.61       5,450
AXA MODERATE ALLOCATION......  1.50%          B          $12.64      69,464
AXA MODERATE ALLOCATION......  1.55%          B          $47.62      19,858
AXA MODERATE ALLOCATION......  1.60%          B          $46.97       2,458
AXA MODERATE ALLOCATION......  1.65%          B          $12.47     157,027
AXA MODERATE ALLOCATION......  1.70%          B          $45.70       3,732
AXA MODERATE ALLOCATION......  1.80%          B          $44.47          34
AXA MODERATE ALLOCATION......  1.90%          B          $43.26           3

AXA MODERATE GROWTH STRATEGY.  0.65%          B          $10.57          10
AXA MODERATE GROWTH STRATEGY.  1.30%          B          $11.46      83,766
AXA MODERATE GROWTH STRATEGY.  1.30%          B          $13.27      57,455
AXA MODERATE GROWTH STRATEGY.  1.55%          B          $11.37      27,434
AXA MODERATE GROWTH STRATEGY.  1.55%          B          $13.15      17,133
AXA MODERATE GROWTH STRATEGY.  1.65%          B          $11.34      37,599
AXA MODERATE GROWTH STRATEGY.  1.65%          B          $13.10      19,453
AXA MODERATE GROWTH STRATEGY.  1.70%          B          $11.32       1,252
AXA MODERATE GROWTH STRATEGY.  1.70%          B          $13.08       1,151

AXA MODERATE-PLUS ALLOCATION.  1.30%          A          $11.61       2,039
AXA MODERATE-PLUS ALLOCATION.  1.55%          A          $11.52         366
AXA MODERATE-PLUS ALLOCATION.  1.65%          A          $11.49         311
AXA MODERATE-PLUS ALLOCATION.  1.70%          A          $11.47          72
AXA MODERATE-PLUS ALLOCATION.  0.95%          B          $12.64           1
AXA MODERATE-PLUS ALLOCATION.  1.15%          B          $12.41       1,896
AXA MODERATE-PLUS ALLOCATION.  1.20%          B          $12.36       9,009
AXA MODERATE-PLUS ALLOCATION.  1.25%          B          $13.62      72,366
AXA MODERATE-PLUS ALLOCATION.  1.30%          B          $13.55     147,400
AXA MODERATE-PLUS ALLOCATION.  1.35%          B          $12.19       3,445
AXA MODERATE-PLUS ALLOCATION.  1.40%          B          $12.14      14,933
AXA MODERATE-PLUS ALLOCATION.  1.50%          B          $13.30      79,434
AXA MODERATE-PLUS ALLOCATION.  1.55%          B          $11.98     119,079
AXA MODERATE-PLUS ALLOCATION.  1.60%          B          $11.92       5,984
AXA MODERATE-PLUS ALLOCATION.  1.65%          B          $13.11     255,021
AXA MODERATE-PLUS ALLOCATION.  1.70%          B          $13.05      20,839
AXA MODERATE-PLUS ALLOCATION.  1.80%          B          $11.71          56

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------

AXA TACTICAL MANAGER 400.................................  0.65%          B          $11.19          2
AXA TACTICAL MANAGER 400.................................  1.30%          B          $13.20      2,484
AXA TACTICAL MANAGER 400.................................  1.55%          B          $13.10        975
AXA TACTICAL MANAGER 400.................................  1.65%          B          $13.06      1,315
AXA TACTICAL MANAGER 400.................................  1.70%          B          $13.04         54

AXA TACTICAL MANAGER 500.................................  0.65%          B          $11.25          7
AXA TACTICAL MANAGER 500.................................  1.30%          B          $12.21      6,249
AXA TACTICAL MANAGER 500.................................  1.55%          B          $12.11      2,372
AXA TACTICAL MANAGER 500.................................  1.65%          B          $12.07      3,682
AXA TACTICAL MANAGER 500.................................  1.70%          B          $12.05        240

AXA TACTICAL MANAGER 2000................................  0.65%          B          $10.89          2
AXA TACTICAL MANAGER 2000................................  1.30%          B          $13.17      2,793
AXA TACTICAL MANAGER 2000................................  1.55%          B          $13.06      1,025
AXA TACTICAL MANAGER 2000................................  1.65%          B          $13.02      1,437
AXA TACTICAL MANAGER 2000................................  1.70%          B          $13.00         71

AXA TACTICAL MANAGER INTERNATIONAL.......................  0.65%          B          $ 9.47          2
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.30%          B          $ 9.85      5,812
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.55%          B          $ 9.77      2,327
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.65%          B          $ 9.74      3,081
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.70%          B          $ 9.73        162

AXA ULTRA CONSERVATIVE STRATEGY..........................  1.30%          B          $10.09          5
AXA ULTRA CONSERVATIVE STRATEGY..........................  1.55%          B          $10.06         --
AXA ULTRA CONSERVATIVE STRATEGY..........................  1.70%          B          $10.04         14

BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  0.65%      CLASS III      $10.51         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.30%      CLASS III      $11.33      1,824
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.55%      CLASS III      $11.24        280
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.65%      CLASS III      $11.21      1,033
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.70%      CLASS III      $11.19        172

BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  0.65%      CLASS III      $12.04         --
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.30%      CLASS III      $13.35        333
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.55%      CLASS III      $13.25         81
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.65%      CLASS III      $13.20         71
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.70%      CLASS III      $13.18          5

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.65%          B          $10.24         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.30%          B          $10.12     17,234
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.55%          B          $10.07      5,067
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.65%          B          $10.05     10,877
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.70%          B          $10.04        380

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.65%          A          $12.24         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.30%          A          $15.86        256
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.55%          A          $15.74         57
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.65%          A          $15.69         88
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.70%          A          $15.66          6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.95%          B          $23.92          8
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          B          $22.99      1,541
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.25%          B          $17.86      2,606
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.30%          B          $17.72      3,306
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.35%          B          $22.45      1,312
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.40%          B          $22.28      2,574

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                       -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.50%          B          $17.44      4,054
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.55%          B          $21.75      2,857
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.60%          B          $21.58      1,090
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.65%          B          $17.20      4,068
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.70%          B          $21.24        427
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.80%          B          $20.90          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.90%          B          $20.57          1

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.30%          A          $13.41         91
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          A          $13.30         18
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.65%          A          $13.26         52
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.70%          A          $13.24          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.20%          B          $10.31        287
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.25%          B          $10.28        532
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.30%          B          $10.25      3,707
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.35%          B          $10.21         75
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.40%          B          $10.18        373
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.50%          B          $10.12        745
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          B          $10.08      2,413
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.60%          B          $10.05        138
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.65%          B          $10.02      4,623
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.70%          B          $ 9.99        281

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.65%          A          $11.40          2
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.30%          A          $12.38      1,643
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.55%          A          $12.28        305
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.65%          A          $12.24        739
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.70%          A          $12.22         30
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.95%          B          $24.55          3
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.20%          B          $23.60      2,833
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.25%          B          $13.89      7,077
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.30%          B          $13.78      9,292
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.35%          B          $23.04      1,197
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.40%          B          $22.86      4,190
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.50%          B          $13.57      9,718
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.55%          B          $22.32      5,216
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.60%          B          $22.14      1,597
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.65%          B          $13.38     10,904
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.70%          B          $21.80        833
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.80%          B          $21.45         10
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.90%          B          $21.11          2

EQ/BOSTON ADVISORS EQUITY INCOME......  1.30%          A          $13.31        243
EQ/BOSTON ADVISORS EQUITY INCOME......  1.55%          A          $13.20         35
EQ/BOSTON ADVISORS EQUITY INCOME......  1.65%          A          $13.16        157
EQ/BOSTON ADVISORS EQUITY INCOME......  1.70%          A          $13.14          4
EQ/BOSTON ADVISORS EQUITY INCOME......  0.95%          B          $ 7.03         --
EQ/BOSTON ADVISORS EQUITY INCOME......  1.20%          B          $ 6.78      1,738
EQ/BOSTON ADVISORS EQUITY INCOME......  1.25%          B          $ 6.73      4,949
EQ/BOSTON ADVISORS EQUITY INCOME......  1.30%          B          $ 2.72     16,909
EQ/BOSTON ADVISORS EQUITY INCOME......  1.35%          B          $ 6.64        332
EQ/BOSTON ADVISORS EQUITY INCOME......  1.40%          B          $ 6.59      2,436
EQ/BOSTON ADVISORS EQUITY INCOME......  1.50%          B          $ 6.50      8,301
EQ/BOSTON ADVISORS EQUITY INCOME......  1.55%          B          $ 6.45      7,452

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  1.60%          B         $  6.40        841
EQ/BOSTON ADVISORS EQUITY INCOME.  1.65%          B         $  6.36      9,027
EQ/BOSTON ADVISORS EQUITY INCOME.  1.70%          B         $  6.31      1,840
EQ/BOSTON ADVISORS EQUITY INCOME.  1.80%          B         $  6.22         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.90%          B         $  6.13         24

EQ/CALVERT SOCIALLY RESPONSIBLE..  1.20%          B         $  9.00        337
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.25%          B         $ 11.77        623
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.30%          B         $ 11.69        596
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.35%          B         $  8.82         77
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.40%          B         $  8.76        453
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.50%          B         $ 11.49        677
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.55%          B         $  8.59        638
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.60%          B         $  8.53        213
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.65%          B         $ 11.33        800
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.70%          B         $  8.41        127
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.80%          B         $  8.30          1

EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          A         $ 14.23         76
EQ/CAPITAL GUARDIAN RESEARCH.....  1.55%          A         $ 14.12         36
EQ/CAPITAL GUARDIAN RESEARCH.....  1.65%          A         $ 14.07         32
EQ/CAPITAL GUARDIAN RESEARCH.....  1.70%          A         $ 14.05          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $ 14.52         33
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $ 14.03      7,727
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $ 14.40      7,161
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $ 14.30      3,211
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $ 13.74      5,419
EQ/CAPITAL GUARDIAN RESEARCH.....  1.40%          B         $ 13.64      8,020
EQ/CAPITAL GUARDIAN RESEARCH.....  1.50%          B         $ 14.06      6,351
EQ/CAPITAL GUARDIAN RESEARCH.....  1.55%          B         $ 13.36      4,585
EQ/CAPITAL GUARDIAN RESEARCH.....  1.60%          B         $ 13.27      7,817
EQ/CAPITAL GUARDIAN RESEARCH.....  1.65%          B         $ 13.87     11,628
EQ/CAPITAL GUARDIAN RESEARCH.....  1.70%          B         $ 13.09      1,683
EQ/CAPITAL GUARDIAN RESEARCH.....  1.80%          B         $ 12.91         62
EQ/CAPITAL GUARDIAN RESEARCH.....  1.90%          B         $ 12.73          9

EQ/COMMON STOCK INDEX............  1.30%          A         $ 13.43        157
EQ/COMMON STOCK INDEX............  1.55%          A         $ 13.33         45
EQ/COMMON STOCK INDEX............  1.65%          A         $ 13.28         19
EQ/COMMON STOCK INDEX............  1.70%          A         $ 13.26          3
EQ/COMMON STOCK INDEX............  0.95%          B         $287.29         --
EQ/COMMON STOCK INDEX............  1.20%          B         $261.69        201
EQ/COMMON STOCK INDEX............  1.25%          B         $ 12.93      6,700
EQ/COMMON STOCK INDEX............  1.30%          B         $ 12.68      5,761
EQ/COMMON STOCK INDEX............  1.35%          B         $247.42        337
EQ/COMMON STOCK INDEX............  1.40%          B         $242.83        326
EQ/COMMON STOCK INDEX............  1.50%          B         $ 12.63     11,643
EQ/COMMON STOCK INDEX............  1.55%          B         $229.56        408
EQ/COMMON STOCK INDEX............  1.60%          B         $225.31        179
EQ/COMMON STOCK INDEX............  1.65%          B         $ 12.45      6,562
EQ/COMMON STOCK INDEX............  1.70%          B         $217.02         41
EQ/COMMON STOCK INDEX............  1.80%          B         $209.01          1
EQ/COMMON STOCK INDEX............  1.90%          B         $201.30          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                           -------- --------------- ---------- -----------
EQ/CORE BOND INDEX........  0.65%          B          $10.41         18
EQ/CORE BOND INDEX........  0.65%          B          $10.50         48
EQ/CORE BOND INDEX........  0.95%          B          $15.47          9
EQ/CORE BOND INDEX........  1.20%          B          $14.90      5,212
EQ/CORE BOND INDEX........  1.25%          B          $10.35        362
EQ/CORE BOND INDEX........  1.25%          B          $11.13      8,912
EQ/CORE BOND INDEX........  1.30%          B          $10.90     12,569
EQ/CORE BOND INDEX........  1.30%          B          $11.05     11,514
EQ/CORE BOND INDEX........  1.35%          B          $14.56      2,525
EQ/CORE BOND INDEX........  1.40%          B          $14.45      7,602
EQ/CORE BOND INDEX........  1.50%          B          $10.87     12,205
EQ/CORE BOND INDEX........  1.55%          B          $10.82      4,571
EQ/CORE BOND INDEX........  1.55%          B          $14.13      9,765
EQ/CORE BOND INDEX........  1.60%          B          $14.02      4,769
EQ/CORE BOND INDEX........  1.65%          B          $10.01          1
EQ/CORE BOND INDEX........  1.65%          B          $10.72     15,789
EQ/CORE BOND INDEX........  1.65%          B          $10.78      6,293
EQ/CORE BOND INDEX........  1.70%          B          $10.77        408
EQ/CORE BOND INDEX........  1.70%          B          $13.81      1,402
EQ/CORE BOND INDEX........  1.80%          B          $13.60         64
EQ/CORE BOND INDEX........  1.90%          B          $13.39         13

EQ/DAVIS NEW YORK VENTURE.  1.30%          A          $11.84        413
EQ/DAVIS NEW YORK VENTURE.  1.55%          A          $11.75         56
EQ/DAVIS NEW YORK VENTURE.  1.65%          A          $11.71        304
EQ/DAVIS NEW YORK VENTURE.  1.70%          A          $11.69         10
EQ/DAVIS NEW YORK VENTURE.  0.95%          B          $10.23         --
EQ/DAVIS NEW YORK VENTURE.  1.20%          B          $10.07        804
EQ/DAVIS NEW YORK VENTURE.  1.25%          B          $10.04      2,211
EQ/DAVIS NEW YORK VENTURE.  1.30%          B          $10.01      7,086
EQ/DAVIS NEW YORK VENTURE.  1.35%          B          $ 9.98        333
EQ/DAVIS NEW YORK VENTURE.  1.40%          B          $ 9.94      1,157
EQ/DAVIS NEW YORK VENTURE.  1.50%          B          $ 9.88      2,583
EQ/DAVIS NEW YORK VENTURE.  1.55%          B          $ 9.85      4,570
EQ/DAVIS NEW YORK VENTURE.  1.60%          B          $ 9.82        597
EQ/DAVIS NEW YORK VENTURE.  1.65%          B          $ 9.79     10,194
EQ/DAVIS NEW YORK VENTURE.  1.70%          B          $ 9.75      1,436

EQ/EQUITY 500 INDEX.......  1.30%          A          $13.27        616
EQ/EQUITY 500 INDEX.......  1.55%          A          $13.16        183
EQ/EQUITY 500 INDEX.......  1.65%          A          $13.12        472
EQ/EQUITY 500 INDEX.......  1.70%          A          $13.10        138
EQ/EQUITY 500 INDEX.......  0.65%          B          $12.75          5
EQ/EQUITY 500 INDEX.......  0.95%          B          $33.02          2
EQ/EQUITY 500 INDEX.......  1.20%          B          $31.49      3,746
EQ/EQUITY 500 INDEX.......  1.25%          B          $12.57        466
EQ/EQUITY 500 INDEX.......  1.25%          B          $14.12      8,641
EQ/EQUITY 500 INDEX.......  1.30%          B          $13.98      9,443
EQ/EQUITY 500 INDEX.......  1.35%          B          $30.60      2,244
EQ/EQUITY 500 INDEX.......  1.40%          B          $30.31      5,354
EQ/EQUITY 500 INDEX.......  1.50%          B          $13.79     11,545
EQ/EQUITY 500 INDEX.......  1.55%          B          $29.45      4,671
EQ/EQUITY 500 INDEX.......  1.60%          B          $29.17      3,229
EQ/EQUITY 500 INDEX.......  1.65%          B          $ 9.96          3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............  1.65%          B          $13.59     17,010
EQ/EQUITY 500 INDEX...............  1.70%          B          $28.62      1,509
EQ/EQUITY 500 INDEX...............  1.80%          B          $28.08         73
EQ/EQUITY 500 INDEX...............  1.90%          B          $27.54          7

EQ/EQUITY GROWTH PLUS.............  0.95%          B          $17.05          4
EQ/EQUITY GROWTH PLUS.............  1.20%          B          $16.57      5,270
EQ/EQUITY GROWTH PLUS.............  1.25%          B          $13.59      9,541
EQ/EQUITY GROWTH PLUS.............  1.30%          B          $13.51      8,557
EQ/EQUITY GROWTH PLUS.............  1.35%          B          $16.28        706
EQ/EQUITY GROWTH PLUS.............  1.40%          B          $16.19      7,698
EQ/EQUITY GROWTH PLUS.............  1.50%          B          $13.27     12,815
EQ/EQUITY GROWTH PLUS.............  1.55%          B          $15.91      6,322
EQ/EQUITY GROWTH PLUS.............  1.60%          B          $15.82      3,272
EQ/EQUITY GROWTH PLUS.............  1.65%          B          $13.09     16,861
EQ/EQUITY GROWTH PLUS.............  1.70%          B          $15.64      1,703
EQ/EQUITY GROWTH PLUS.............  1.80%          B          $15.46         10
EQ/EQUITY GROWTH PLUS.............  1.90%          B          $15.28          2

EQ/FRANKLIN CORE BALANCED.........  1.30%          A          $12.32        101
EQ/FRANKLIN CORE BALANCED.........  1.55%          A          $12.22          6
EQ/FRANKLIN CORE BALANCED.........  1.65%          A          $12.18         24
EQ/FRANKLIN CORE BALANCED.........  1.70%          A          $12.16          2
EQ/FRANKLIN CORE BALANCED.........  0.95%          B          $11.10         15
EQ/FRANKLIN CORE BALANCED.........  1.20%          B          $10.92      2,080
EQ/FRANKLIN CORE BALANCED.........  1.25%          B          $10.89      4,994
EQ/FRANKLIN CORE BALANCED.........  1.30%          B          $10.85      9,124
EQ/FRANKLIN CORE BALANCED.........  1.35%          B          $10.82        601
EQ/FRANKLIN CORE BALANCED.........  1.40%          B          $10.78      3,000
EQ/FRANKLIN CORE BALANCED.........  1.50%          B          $10.71      6,806
EQ/FRANKLIN CORE BALANCED.........  1.55%          B          $10.68      8,436
EQ/FRANKLIN CORE BALANCED.........  1.60%          B          $10.65      1,196
EQ/FRANKLIN CORE BALANCED.........  1.65%          B          $10.61     20,166
EQ/FRANKLIN CORE BALANCED.........  1.70%          B          $10.58      2,157
EQ/FRANKLIN CORE BALANCED.........  1.80%          B          $10.51          9

EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          A          $11.96         55
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.55%          A          $11.87         19
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.65%          A          $11.83         25
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.70%          A          $11.81          2
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.15%          B          $ 8.82        602
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.20%          B          $ 8.80        856
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.25%          B          $ 8.77      3,391
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          B          $ 8.75     44,245
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.35%          B          $ 8.72        471
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.40%          B          $ 8.70      1,540
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.50%          B          $ 8.65      4,575
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.55%          B          $ 8.62     24,354
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.60%          B          $ 8.60        996
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.65%          B          $ 8.57     61,269
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.70%          B          $ 8.55      3,946

EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          A          $11.51        247
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          A          $11.42         38
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          A          $11.38        119
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          A          $11.36         36

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B          $13.44          9
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B          $13.18        560
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B          $13.13      1,732
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B          $12.84      2,496
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B          $13.02        163
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.40%          B          $12.97      1,105
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.50%          B          $12.87      2,438
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          B          $12.82      2,202
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.60%          B          $12.77        264
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          B          $12.72      3,767
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          B          $12.67        442
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.80%          B          $12.58          2

EQ/GAMCO SMALL COMPANY VALUE......  0.65%          A          $11.98         --
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          A          $15.43      2,028
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          A          $15.31        458
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          A          $15.26        897
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          A          $15.24         70
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B          $42.54        770
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B          $42.01      2,315
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B          $64.35      2,397
EQ/GAMCO SMALL COMPANY VALUE......  1.35%          B          $40.99        252
EQ/GAMCO SMALL COMPANY VALUE......  1.40%          B          $40.48      1,500
EQ/GAMCO SMALL COMPANY VALUE......  1.50%          B          $39.49      3,735
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          B          $39.01      3,829
EQ/GAMCO SMALL COMPANY VALUE......  1.60%          B          $38.52        331
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          B          $38.05      4,342
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          B          $37.58        609
EQ/GAMCO SMALL COMPANY VALUE......  1.80%          B          $36.66          6
EQ/GAMCO SMALL COMPANY VALUE......  1.90%          B          $35.76          6

EQ/GLOBAL BOND PLUS...............  1.30%          A          $10.96        237
EQ/GLOBAL BOND PLUS...............  1.55%          A          $10.87         50
EQ/GLOBAL BOND PLUS...............  1.65%          A          $10.84        116
EQ/GLOBAL BOND PLUS...............  1.70%          A          $10.82         17
EQ/GLOBAL BOND PLUS...............  1.20%          B          $12.66      1,436
EQ/GLOBAL BOND PLUS...............  1.25%          B          $12.62      3,878
EQ/GLOBAL BOND PLUS...............  1.30%          B          $12.57      5,539
EQ/GLOBAL BOND PLUS...............  1.35%          B          $12.61        422
EQ/GLOBAL BOND PLUS...............  1.40%          B          $12.48      3,031
EQ/GLOBAL BOND PLUS...............  1.50%          B          $12.39      6,775
EQ/GLOBAL BOND PLUS...............  1.55%          B          $12.34      5,783
EQ/GLOBAL BOND PLUS...............  1.60%          B          $12.30      1,031
EQ/GLOBAL BOND PLUS...............  1.65%          B          $12.25     10,732
EQ/GLOBAL BOND PLUS...............  1.70%          B          $12.21      1,193
EQ/GLOBAL BOND PLUS...............  1.80%          B          $12.12          1
EQ/GLOBAL BOND PLUS...............  1.90%          B          $12.03          2

EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.30%          A          $11.23        227
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.55%          A          $11.14         44
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.65%          A          $11.10         72
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.70%          A          $11.09          1
EQ/GLOBAL MULTI-SECTOR EQUITY.....  0.95%          B          $19.21         20
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.20%          B          $18.48      1,958
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.25%          B          $24.01      4,328

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.30%          B          $23.82      5,796
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.35%          B          $18.05      1,172
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.40%          B          $17.91      3,966
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.50%          B          $23.45      7,286
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.55%          B          $17.50      7,373
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.60%          B          $17.36      1,439
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.65%          B          $23.12      7,760
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.70%          B          $17.09      1,036
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.80%          B          $16.83         14
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.90%          B          $16.57          2

EQ/INTERMEDIATE GOVERNMENT BOND.  0.65%          B          $10.22          4
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          B          $21.64      1,293
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          B          $11.51      1,777
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $10.54      5,720
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $11.38      5,806
EQ/INTERMEDIATE GOVERNMENT BOND.  1.35%          B          $20.93        342
EQ/INTERMEDIATE GOVERNMENT BOND.  1.40%          B          $20.70      2,018
EQ/INTERMEDIATE GOVERNMENT BOND.  1.50%          B          $11.24      2,771
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $10.46      2,064
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $20.03      2,417
EQ/INTERMEDIATE GOVERNMENT BOND.  1.60%          B          $19.81        933
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $10.42      3,034
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $11.08      4,947
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $10.41        131
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $19.38        470
EQ/INTERMEDIATE GOVERNMENT BOND.  1.90%          B          $18.54          1

EQ/INTERNATIONAL CORE PLUS......  1.30%          A          $10.27        139
EQ/INTERNATIONAL CORE PLUS......  1.55%          A          $10.19         19
EQ/INTERNATIONAL CORE PLUS......  1.65%          A          $10.15         91
EQ/INTERNATIONAL CORE PLUS......  1.70%          A          $10.14          1
EQ/INTERNATIONAL CORE PLUS......  0.95%          B          $12.84         19
EQ/INTERNATIONAL CORE PLUS......  1.20%          B          $12.40      3,841
EQ/INTERNATIONAL CORE PLUS......  1.25%          B          $14.38      5,699
EQ/INTERNATIONAL CORE PLUS......  1.30%          B          $14.28      5,469
EQ/INTERNATIONAL CORE PLUS......  1.35%          B          $12.15      1,178
EQ/INTERNATIONAL CORE PLUS......  1.40%          B          $12.06      4,238
EQ/INTERNATIONAL CORE PLUS......  1.50%          B          $14.05      5,357
EQ/INTERNATIONAL CORE PLUS......  1.55%          B          $11.81      5,881
EQ/INTERNATIONAL CORE PLUS......  1.60%          B          $11.73      3,535
EQ/INTERNATIONAL CORE PLUS......  1.65%          B          $13.85     10,713
EQ/INTERNATIONAL CORE PLUS......  1.70%          B          $11.57      1,808
EQ/INTERNATIONAL CORE PLUS......  1.80%          B          $11.41         17
EQ/INTERNATIONAL CORE PLUS......  1.90%          B          $11.25          1

EQ/INTERNATIONAL EQUITY INDEX...  0.65%          A          $ 9.90         --
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          A          $10.38        139
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          A          $10.30         29
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          A          $10.26         65
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          A          $10.25         11
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B          $13.71          1
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B          $13.11      2,737
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B          $12.65      5,525

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B          $12.54      6,533
EQ/INTERNATIONAL EQUITY INDEX...  1.35%          B          $12.76        901
EQ/INTERNATIONAL EQUITY INDEX...  1.40%          B          $12.65      3,897
EQ/INTERNATIONAL EQUITY INDEX...  1.50%          B          $12.36      7,439
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          B          $12.31      5,593
EQ/INTERNATIONAL EQUITY INDEX...  1.60%          B          $12.20      1,513
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          B          $12.18      9,104
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          B          $11.98      1,245
EQ/INTERNATIONAL EQUITY INDEX...  1.80%          B          $11.77         16
EQ/INTERNATIONAL EQUITY INDEX...  1.90%          B          $11.56          4

EQ/INTERNATIONAL ETF............  1.30%          A          $10.63        192
EQ/INTERNATIONAL ETF............  1.55%          A          $10.55         25
EQ/INTERNATIONAL ETF............  1.65%          A          $10.52         78
EQ/INTERNATIONAL ETF............  1.70%          A          $10.50          7

EQ/INTERNATIONAL VALUE PLUS.....  1.30%          A          $10.02        215
EQ/INTERNATIONAL VALUE PLUS.....  1.55%          A          $ 9.94         58
EQ/INTERNATIONAL VALUE PLUS.....  1.65%          A          $ 9.91         93
EQ/INTERNATIONAL VALUE PLUS.....  1.70%          A          $ 9.89          5
EQ/INTERNATIONAL VALUE PLUS.....  0.95%          B          $19.22          8
EQ/INTERNATIONAL VALUE PLUS.....  1.20%          B          $18.47      2,246
EQ/INTERNATIONAL VALUE PLUS.....  1.25%          B          $14.36      4,552
EQ/INTERNATIONAL VALUE PLUS.....  1.30%          B          $14.25      4,356
EQ/INTERNATIONAL VALUE PLUS.....  1.35%          B          $18.04      2,609
EQ/INTERNATIONAL VALUE PLUS.....  1.40%          B          $17.89      2,819
EQ/INTERNATIONAL VALUE PLUS.....  1.50%          B          $14.03      6,185
EQ/INTERNATIONAL VALUE PLUS.....  1.55%          B          $17.47      4,684
EQ/INTERNATIONAL VALUE PLUS.....  1.60%          B          $17.33      1,483
EQ/INTERNATIONAL VALUE PLUS.....  1.65%          B          $13.83      7,569
EQ/INTERNATIONAL VALUE PLUS.....  1.70%          B          $17.06        751
EQ/INTERNATIONAL VALUE PLUS.....  1.80%          B          $16.79         22
EQ/INTERNATIONAL VALUE PLUS.....  1.90%          B          $16.52          5

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.65%          A          $11.35         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          A          $12.25        199
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          A          $12.15         53
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          A          $12.12         28
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          A          $12.10         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B          $15.34          3
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B          $14.75      1,336
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B          $13.22      1,062
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B          $13.12      1,604
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B          $14.40      3,967
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.40%          B          $14.29      1,889
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.50%          B          $12.92      1,346
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          B          $13.95      2,458
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.60%          B          $13.84      1,493
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          B          $12.73      2,147
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          B          $13.62        230
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.80%          B          $13.41         35
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.90%          B          $13.19         12

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                           -------- --------------- ---------- -----------
EQ/LARGE CAP CORE PLUS....  0.95%          B          $10.67          1
EQ/LARGE CAP CORE PLUS....  1.20%          B          $10.30      1,486
EQ/LARGE CAP CORE PLUS....  1.25%          B          $13.18        700
EQ/LARGE CAP CORE PLUS....  1.30%          B          $13.09        688
EQ/LARGE CAP CORE PLUS....  1.35%          B          $10.08      1,077
EQ/LARGE CAP CORE PLUS....  1.40%          B          $10.01      1,899
EQ/LARGE CAP CORE PLUS....  1.50%          B          $12.87        933
EQ/LARGE CAP CORE PLUS....  1.55%          B          $ 9.80      2,088
EQ/LARGE CAP CORE PLUS....  1.60%          B          $ 9.73      2,226
EQ/LARGE CAP CORE PLUS....  1.65%          B          $12.69      1,385
EQ/LARGE CAP CORE PLUS....  1.70%          B          $ 9.60        277
EQ/LARGE CAP CORE PLUS....  1.80%          B          $ 9.46         14
EQ/LARGE CAP CORE PLUS....  1.90%          B          $ 9.33          2

EQ/LARGE CAP GROWTH INDEX.  1.30%          A          $13.67        245
EQ/LARGE CAP GROWTH INDEX.  1.55%          A          $13.56         80
EQ/LARGE CAP GROWTH INDEX.  1.65%          A          $13.52         68
EQ/LARGE CAP GROWTH INDEX.  1.70%          A          $13.50         15
EQ/LARGE CAP GROWTH INDEX.  0.95%          B          $ 9.17         15
EQ/LARGE CAP GROWTH INDEX.  1.20%          B          $ 8.86      2,513
EQ/LARGE CAP GROWTH INDEX.  1.25%          B          $15.43      2,164
EQ/LARGE CAP GROWTH INDEX.  1.30%          B          $15.33      2,095
EQ/LARGE CAP GROWTH INDEX.  1.35%          B          $ 8.68      2,392
EQ/LARGE CAP GROWTH INDEX.  1.40%          B          $ 8.62      4,322
EQ/LARGE CAP GROWTH INDEX.  1.50%          B          $15.07      2,949
EQ/LARGE CAP GROWTH INDEX.  1.55%          B          $ 8.44      6,653
EQ/LARGE CAP GROWTH INDEX.  1.60%          B          $ 8.38      4,319
EQ/LARGE CAP GROWTH INDEX.  1.65%          B          $14.86      3,859
EQ/LARGE CAP GROWTH INDEX.  1.70%          B          $ 8.27        956
EQ/LARGE CAP GROWTH INDEX.  1.80%          B          $ 8.15         82
EQ/LARGE CAP GROWTH INDEX.  1.90%          B          $ 8.04         19

EQ/LARGE CAP GROWTH PLUS..  1.30%          A          $12.43         96
EQ/LARGE CAP GROWTH PLUS..  1.55%          A          $12.33         11
EQ/LARGE CAP GROWTH PLUS..  1.65%          A          $12.29         33
EQ/LARGE CAP GROWTH PLUS..  1.70%          A          $12.27          7
EQ/LARGE CAP GROWTH PLUS..  0.95%          B          $17.90         10
EQ/LARGE CAP GROWTH PLUS..  1.20%          B          $17.20      1,523
EQ/LARGE CAP GROWTH PLUS..  1.25%          B          $14.63      3,044
EQ/LARGE CAP GROWTH PLUS..  1.30%          B          $14.51      4,339
EQ/LARGE CAP GROWTH PLUS..  1.35%          B          $16.80      4,087
EQ/LARGE CAP GROWTH PLUS..  1.40%          B          $16.66      1,989
EQ/LARGE CAP GROWTH PLUS..  1.50%          B          $14.29      3,547
EQ/LARGE CAP GROWTH PLUS..  1.55%          B          $16.27      4,081
EQ/LARGE CAP GROWTH PLUS..  1.60%          B          $16.14      1,933
EQ/LARGE CAP GROWTH PLUS..  1.65%          B          $14.09      8,094
EQ/LARGE CAP GROWTH PLUS..  1.70%          B          $15.89        924
EQ/LARGE CAP GROWTH PLUS..  1.80%          B          $15.64          9
EQ/LARGE CAP GROWTH PLUS..  1.90%          B          $15.39          5

EQ/LARGE CAP VALUE INDEX..  1.30%          A          $13.18        119
EQ/LARGE CAP VALUE INDEX..  1.55%          A          $13.08         35
EQ/LARGE CAP VALUE INDEX..  1.65%          A          $13.04         34
EQ/LARGE CAP VALUE INDEX..  1.70%          A          $13.02          7

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX......  1.20%          B          $ 6.75      1,036
EQ/LARGE CAP VALUE INDEX......  1.25%          B          $ 6.73      4,405
EQ/LARGE CAP VALUE INDEX......  1.30%          B          $ 6.71      6,475
EQ/LARGE CAP VALUE INDEX......  1.35%          B          $ 6.78        403
EQ/LARGE CAP VALUE INDEX......  1.40%          B          $ 6.66      1,416
EQ/LARGE CAP VALUE INDEX......  1.50%          B          $ 6.61      5,366
EQ/LARGE CAP VALUE INDEX......  1.55%          B          $ 6.58      5,757
EQ/LARGE CAP VALUE INDEX......  1.60%          B          $ 6.56        524
EQ/LARGE CAP VALUE INDEX......  1.65%          B          $ 6.53     12,707
EQ/LARGE CAP VALUE INDEX......  1.70%          B          $ 6.51      1,321
EQ/LARGE CAP VALUE INDEX......  1.80%          B          $ 6.46          6

EQ/LARGE CAP VALUE PLUS.......  1.30%          A          $12.26         85
EQ/LARGE CAP VALUE PLUS.......  1.55%          A          $12.16         26
EQ/LARGE CAP VALUE PLUS.......  1.65%          A          $12.12         13
EQ/LARGE CAP VALUE PLUS.......  1.70%          A          $12.10          3
EQ/LARGE CAP VALUE PLUS.......  0.95%          B          $14.19          4
EQ/LARGE CAP VALUE PLUS.......  1.20%          B          $13.66      8,898
EQ/LARGE CAP VALUE PLUS.......  1.25%          B          $11.46     10,780
EQ/LARGE CAP VALUE PLUS.......  1.30%          B          $11.37      4,186
EQ/LARGE CAP VALUE PLUS.......  1.35%          B          $13.35      2,452
EQ/LARGE CAP VALUE PLUS.......  1.40%          B          $13.25     13,322
EQ/LARGE CAP VALUE PLUS.......  1.50%          B          $11.19     16,086
EQ/LARGE CAP VALUE PLUS.......  1.55%          B          $12.95      5,492
EQ/LARGE CAP VALUE PLUS.......  1.60%          B          $12.86      6,344
EQ/LARGE CAP VALUE PLUS.......  1.65%          B          $11.03     11,511
EQ/LARGE CAP VALUE PLUS.......  1.70%          B          $12.66      1,671
EQ/LARGE CAP VALUE PLUS.......  1.80%          B          $12.47         69
EQ/LARGE CAP VALUE PLUS.......  1.90%          B          $12.28         16

EQ/LORD ABBETT LARGE CAP CORE.  1.20%          B          $12.63        434
EQ/LORD ABBETT LARGE CAP CORE.  1.25%          B          $12.58      1,279
EQ/LORD ABBETT LARGE CAP CORE.  1.30%          B          $12.62      2,932
EQ/LORD ABBETT LARGE CAP CORE.  1.35%          B          $12.48        247
EQ/LORD ABBETT LARGE CAP CORE.  1.40%          B          $12.43        932
EQ/LORD ABBETT LARGE CAP CORE.  1.50%          B          $12.34      1,756
EQ/LORD ABBETT LARGE CAP CORE.  1.55%          B          $12.29      2,090
EQ/LORD ABBETT LARGE CAP CORE.  1.60%          B          $12.24        213
EQ/LORD ABBETT LARGE CAP CORE.  1.65%          B          $12.19      3,569
EQ/LORD ABBETT LARGE CAP CORE.  1.70%          B          $12.15        414

EQ/MFS INTERNATIONAL GROWTH...  1.30%          A          $12.09        278
EQ/MFS INTERNATIONAL GROWTH...  1.55%          A          $11.99         59
EQ/MFS INTERNATIONAL GROWTH...  1.65%          A          $11.95        110
EQ/MFS INTERNATIONAL GROWTH...  1.70%          A          $11.93          7
EQ/MFS INTERNATIONAL GROWTH...  1.20%          B          $15.55        972
EQ/MFS INTERNATIONAL GROWTH...  1.25%          B          $15.49      2,630
EQ/MFS INTERNATIONAL GROWTH...  1.30%          B          $ 6.85     10,153
EQ/MFS INTERNATIONAL GROWTH...  1.35%          B          $15.37        203
EQ/MFS INTERNATIONAL GROWTH...  1.40%          B          $15.31      1,869
EQ/MFS INTERNATIONAL GROWTH...  1.50%          B          $15.19      3,550
EQ/MFS INTERNATIONAL GROWTH...  1.55%          B          $15.13      4,291
EQ/MFS INTERNATIONAL GROWTH...  1.60%          B          $15.07        757
EQ/MFS INTERNATIONAL GROWTH...  1.65%          B          $15.01      6,208

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                             -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.  1.70%          B          $14.96       1,165
EQ/MFS INTERNATIONAL GROWTH.  1.80%          B          $14.84           5

EQ/MID CAP INDEX............  1.30%          A          $14.59         206
EQ/MID CAP INDEX............  1.55%          A          $14.47          49
EQ/MID CAP INDEX............  1.65%          A          $14.43         101
EQ/MID CAP INDEX............  1.70%          A          $14.40          11
EQ/MID CAP INDEX............  0.95%          B          $13.36           5
EQ/MID CAP INDEX............  1.20%          B          $12.95       5,036
EQ/MID CAP INDEX............  1.25%          B          $14.96       5,773
EQ/MID CAP INDEX............  1.30%          B          $14.87       5,124
EQ/MID CAP INDEX............  1.35%          B          $12.71         623
EQ/MID CAP INDEX............  1.40%          B          $12.63       6,503
EQ/MID CAP INDEX............  1.50%          B          $14.61       7,414
EQ/MID CAP INDEX............  1.55%          B          $12.40       6,584
EQ/MID CAP INDEX............  1.60%          B          $12.32       3,007
EQ/MID CAP INDEX............  1.65%          B          $14.40       9,443
EQ/MID CAP INDEX............  1.70%          B          $12.17       1,423
EQ/MID CAP INDEX............  1.80%          B          $12.02          20
EQ/MID CAP INDEX............  1.90%          B          $11.87           2

EQ/MID CAP VALUE PLUS.......  1.30%          A          $13.35          36
EQ/MID CAP VALUE PLUS.......  1.55%          A          $13.24          11
EQ/MID CAP VALUE PLUS.......  1.65%          A          $13.20          10
EQ/MID CAP VALUE PLUS.......  1.70%          A          $13.18          --
EQ/MID CAP VALUE PLUS.......  0.95%          B          $18.32           6
EQ/MID CAP VALUE PLUS.......  1.20%          B          $17.61       3,697
EQ/MID CAP VALUE PLUS.......  1.25%          B          $15.49       8,673
EQ/MID CAP VALUE PLUS.......  1.30%          B          $15.36       6,944
EQ/MID CAP VALUE PLUS.......  1.35%          B          $17.20         545
EQ/MID CAP VALUE PLUS.......  1.40%          B          $17.06       5,364
EQ/MID CAP VALUE PLUS.......  1.50%          B          $15.13      12,210
EQ/MID CAP VALUE PLUS.......  1.55%          B          $16.66       5,926
EQ/MID CAP VALUE PLUS.......  1.60%          B          $16.53       2,274
EQ/MID CAP VALUE PLUS.......  1.65%          B          $14.91      13,053
EQ/MID CAP VALUE PLUS.......  1.70%          B          $16.26       1,445
EQ/MID CAP VALUE PLUS.......  1.80%          B          $16.01          20
EQ/MID CAP VALUE PLUS.......  1.90%          B          $15.75           9

EQ/MONEY MARKET.............  0.65%          A          $ 9.86          40
EQ/MONEY MARKET.............  1.30%          A          $ 9.61         724
EQ/MONEY MARKET.............  1.55%          A          $ 9.53         810
EQ/MONEY MARKET.............  1.65%          A          $ 9.50         374
EQ/MONEY MARKET.............  1.70%          A          $ 9.49         132
EQ/MONEY MARKET.............  0.00%          B          $44.43          15
EQ/MONEY MARKET/++/.........  0.65%          B          $ 1.00       6,456
EQ/MONEY MARKET.............  0.95%          B          $32.91           1
EQ/MONEY MARKET.............  1.15%          B          $10.82           2
EQ/MONEY MARKET.............  1.15%          B          $30.88          40
EQ/MONEY MARKET.............  1.20%          B          $30.40         934
EQ/MONEY MARKET/++/.........  1.25%          B          $ 1.00     128,050
EQ/MONEY MARKET.............  1.25%          B          $10.29       3,762
EQ/MONEY MARKET.............  1.30%          B          $10.12       6,061
EQ/MONEY MARKET.............  1.35%          B          $28.98       1,055

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  1.40%          B          $28.52      1,714
EQ/MONEY MARKET..................  1.50%          B          $10.05      7,457
EQ/MONEY MARKET..................  1.55%          B          $27.18      2,652
EQ/MONEY MARKET..................  1.55%          B          $30.33        196
EQ/MONEY MARKET..................  1.60%          B          $26.76      1,331
EQ/MONEY MARKET/++/..............  1.65%          B          $ 1.00     11,935
EQ/MONEY MARKET..................  1.65%          B          $ 9.91      8,705
EQ/MONEY MARKET..................  1.70%          B          $25.91        514
EQ/MONEY MARKET..................  1.70%          B          $30.13         14
EQ/MONEY MARKET..................  1.80%          B          $25.10          5
EQ/MONEY MARKET..................  1.90%          B          $24.30          3

EQ/MONTAG & CALDWELL GROWTH......  1.30%          A          $12.45        464
EQ/MONTAG & CALDWELL GROWTH......  1.55%          A          $12.35         72
EQ/MONTAG & CALDWELL GROWTH......  1.65%          A          $12.31        114
EQ/MONTAG & CALDWELL GROWTH......  1.70%          A          $12.29         14
EQ/MONTAG & CALDWELL GROWTH......  1.20%          B          $ 6.09      1,289
EQ/MONTAG & CALDWELL GROWTH......  1.25%          B          $ 6.05      3,031
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B          $ 2.41      9,495
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B          $11.89         56
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B          $ 5.96        434
EQ/MONTAG & CALDWELL GROWTH......  1.40%          B          $ 5.92      2,761
EQ/MONTAG & CALDWELL GROWTH......  1.50%          B          $ 5.84      4,976
EQ/MONTAG & CALDWELL GROWTH......  1.55%          B          $ 5.80      4,632
EQ/MONTAG & CALDWELL GROWTH......  1.55%          B          $11.85         41
EQ/MONTAG & CALDWELL GROWTH......  1.60%          B          $ 5.75        667
EQ/MONTAG & CALDWELL GROWTH......  1.65%          B          $ 5.71      5,557
EQ/MONTAG & CALDWELL GROWTH......  1.65%          B          $11.84         36
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $ 5.67        617
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $11.83         --
EQ/MONTAG & CALDWELL GROWTH......  1.80%          B          $ 5.59         12

EQ/MORGAN STANLEY MID CAP GROWTH.  0.65%          A          $10.38          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          A          $13.10        768
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          A          $13.00        222
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          A          $12.96        335
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          A          $12.94         16
EQ/MORGAN STANLEY MID CAP GROWTH.  0.95%          B          $17.05          7
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B          $16.73      1,228
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B          $16.66      3,552
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B          $16.59      5,514
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B          $16.53        366
EQ/MORGAN STANLEY MID CAP GROWTH.  1.40%          B          $16.47      2,205
EQ/MORGAN STANLEY MID CAP GROWTH.  1.50%          B          $16.34      5,163
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $16.28      6,105
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%          B          $16.21        515
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          B          $16.15      8,204
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $16.09        870
EQ/MORGAN STANLEY MID CAP GROWTH.  1.80%          B          $15.96          3
EQ/MORGAN STANLEY MID CAP GROWTH.  1.90%          B          $15.84         --

EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          A          $12.09         44
EQ/MUTUAL LARGE CAP EQUITY.......  1.55%          A          $11.99          8
EQ/MUTUAL LARGE CAP EQUITY.......  1.65%          A          $11.95         30

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                   UNITS
                            CONTRACT                            OUTSTANDING
                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                            -------- --------------- ---------- -----------
EQ/MUTUAL LARGE CAP EQUITY.  1.70%          A          $11.93          2
EQ/MUTUAL LARGE CAP EQUITY.  0.95%          B          $ 9.74          1
EQ/MUTUAL LARGE CAP EQUITY.  1.20%          B          $ 9.58        464
EQ/MUTUAL LARGE CAP EQUITY.  1.25%          B          $ 9.55      1,679
EQ/MUTUAL LARGE CAP EQUITY.  1.30%          B          $ 9.52      4,269
EQ/MUTUAL LARGE CAP EQUITY.  1.35%          B          $ 9.49        120
EQ/MUTUAL LARGE CAP EQUITY.  1.40%          B          $ 9.46        601
EQ/MUTUAL LARGE CAP EQUITY.  1.50%          B          $ 9.40      1,403
EQ/MUTUAL LARGE CAP EQUITY.  1.55%          B          $ 9.37      2,742
EQ/MUTUAL LARGE CAP EQUITY.  1.60%          B          $ 9.34        242
EQ/MUTUAL LARGE CAP EQUITY.  1.65%          B          $ 9.31      8,058
EQ/MUTUAL LARGE CAP EQUITY.  1.70%          B          $ 9.28        898

EQ/OPPENHEIMER GLOBAL......  1.30%          A          $12.47        468
EQ/OPPENHEIMER GLOBAL......  1.55%          A          $12.37        101
EQ/OPPENHEIMER GLOBAL......  1.65%          A          $12.33        264
EQ/OPPENHEIMER GLOBAL......  1.70%          A          $12.31         16
EQ/OPPENHEIMER GLOBAL......  0.95%          B          $11.54         --
EQ/OPPENHEIMER GLOBAL......  1.20%          B          $11.36      1,001
EQ/OPPENHEIMER GLOBAL......  1.25%          B          $11.32      2,384
EQ/OPPENHEIMER GLOBAL......  1.30%          B          $11.28      5,026
EQ/OPPENHEIMER GLOBAL......  1.35%          B          $11.25        292
EQ/OPPENHEIMER GLOBAL......  1.40%          B          $11.21      1,961
EQ/OPPENHEIMER GLOBAL......  1.50%          B          $11.14      3,488
EQ/OPPENHEIMER GLOBAL......  1.55%          B          $11.10      4,557
EQ/OPPENHEIMER GLOBAL......  1.60%          B          $11.07        582
EQ/OPPENHEIMER GLOBAL......  1.65%          B          $11.03      8,515
EQ/OPPENHEIMER GLOBAL......  1.70%          B          $11.00      1,214
EQ/OPPENHEIMER GLOBAL......  1.80%          B          $10.93         24

EQ/PIMCO ULTRA SHORT BOND..  1.30%          A          $ 9.86        850
EQ/PIMCO ULTRA SHORT BOND..  1.55%          A          $ 9.78        167
EQ/PIMCO ULTRA SHORT BOND..  1.65%          A          $ 9.75        418
EQ/PIMCO ULTRA SHORT BOND..  1.70%          A          $ 9.73        146
EQ/PIMCO ULTRA SHORT BOND..  0.95%          B          $11.04         --
EQ/PIMCO ULTRA SHORT BOND..  1.20%          B          $10.83      3,076
EQ/PIMCO ULTRA SHORT BOND..  1.25%          B          $10.78     10,069
EQ/PIMCO ULTRA SHORT BOND..  1.30%          B          $ 9.37     15,752
EQ/PIMCO ULTRA SHORT BOND..  1.35%          B          $10.70      1,311
EQ/PIMCO ULTRA SHORT BOND..  1.40%          B          $10.66      5,868
EQ/PIMCO ULTRA SHORT BOND..  1.50%          B          $10.58     14,876
EQ/PIMCO ULTRA SHORT BOND..  1.55%          B          $10.54     12,551
EQ/PIMCO ULTRA SHORT BOND..  1.60%          B          $10.49      2,808
EQ/PIMCO ULTRA SHORT BOND..  1.65%          B          $10.45     31,083
EQ/PIMCO ULTRA SHORT BOND..  1.70%          B          $10.41      2,316
EQ/PIMCO ULTRA SHORT BOND..  1.80%          B          $10.33         14
EQ/PIMCO ULTRA SHORT BOND..  1.90%          B          $10.25         15

EQ/QUALITY BOND PLUS.......  1.20%          B          $17.78      2,036
EQ/QUALITY BOND PLUS.......  1.25%          B          $11.46      4,322
EQ/QUALITY BOND PLUS.......  1.30%          B          $11.34      6,910
EQ/QUALITY BOND PLUS.......  1.35%          B          $17.27        301
EQ/QUALITY BOND PLUS.......  1.40%          B          $17.10      3,315
EQ/QUALITY BOND PLUS.......  1.50%          B          $11.19      6,960

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS..........  1.55%          B          $16.61      4,524
EQ/QUALITY BOND PLUS..........  1.60%          B          $16.45      1,104
EQ/QUALITY BOND PLUS..........  1.65%          B          $11.03      8,669
EQ/QUALITY BOND PLUS..........  1.70%          B          $16.13        765
EQ/QUALITY BOND PLUS..........  1.80%          B          $15.82          4
EQ/QUALITY BOND PLUS..........  1.90%          B          $15.51          5

EQ/SMALL COMPANY INDEX........  1.30%          A          $14.52        174
EQ/SMALL COMPANY INDEX........  1.55%          A          $14.40         44
EQ/SMALL COMPANY INDEX........  1.65%          A          $14.36         75
EQ/SMALL COMPANY INDEX........  1.70%          A          $14.33         15
EQ/SMALL COMPANY INDEX........  0.95%          B          $19.11          5
EQ/SMALL COMPANY INDEX........  1.20%          B          $18.40      1,635
EQ/SMALL COMPANY INDEX........  1.25%          B          $15.75      2,987
EQ/SMALL COMPANY INDEX........  1.30%          B          $15.63      4,556
EQ/SMALL COMPANY INDEX........  1.35%          B          $17.98        599
EQ/SMALL COMPANY INDEX........  1.40%          B          $17.84      2,633
EQ/SMALL COMPANY INDEX........  1.50%          B          $15.38      3,897
EQ/SMALL COMPANY INDEX........  1.55%          B          $17.44      3,874
EQ/SMALL COMPANY INDEX........  1.60%          B          $17.31      1,066
EQ/SMALL COMPANY INDEX........  1.65%          B          $15.16      6,253
EQ/SMALL COMPANY INDEX........  1.70%          B          $17.05        733
EQ/SMALL COMPANY INDEX........  1.80%          B          $16.79          4
EQ/SMALL COMPANY INDEX........  1.90%          B          $16.53          2

EQ/T. ROWE PRICE GROWTH STOCK.  0.65%          A          $11.77         --
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          A          $13.57        700
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          A          $13.47        133
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          A          $13.42        287
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          A          $13.40         10
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B          $20.15          1
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B          $18.95      1,306
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B          $18.71      2,385
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B          $ 7.07     11,236
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B          $18.26        368
EQ/T. ROWE PRICE GROWTH STOCK.  1.40%          B          $18.03      2,158
EQ/T. ROWE PRICE GROWTH STOCK.  1.50%          B          $17.59      4,104
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          B          $17.37      4,654
EQ/T. ROWE PRICE GROWTH STOCK.  1.60%          B          $17.16        996
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          B          $16.95      6,599
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          B          $16.74        676
EQ/T. ROWE PRICE GROWTH STOCK.  1.80%          B          $16.33          6
EQ/T. ROWE PRICE GROWTH STOCK.  1.90%          B          $15.93         11

EQ/TEMPLETON GLOBAL EQUITY....  1.30%          A          $11.62         83
EQ/TEMPLETON GLOBAL EQUITY....  1.55%          A          $11.52         32
EQ/TEMPLETON GLOBAL EQUITY....  1.65%          A          $11.49         40
EQ/TEMPLETON GLOBAL EQUITY....  1.70%          A          $11.47          1
EQ/TEMPLETON GLOBAL EQUITY....  0.95%          B          $ 9.44          1
EQ/TEMPLETON GLOBAL EQUITY....  1.20%          B          $ 9.29        405
EQ/TEMPLETON GLOBAL EQUITY....  1.25%          B          $ 9.26      1,382
EQ/TEMPLETON GLOBAL EQUITY....  1.30%          B          $ 9.23      4,757
EQ/TEMPLETON GLOBAL EQUITY....  1.35%          B          $ 9.20        167
EQ/TEMPLETON GLOBAL EQUITY....  1.40%          B          $ 9.17        768

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                             -------- --------------- ---------- -----------
EQ/TEMPLETON GLOBAL EQUITY..  1.50%          B          $ 9.12      1,769
EQ/TEMPLETON GLOBAL EQUITY..  1.55%          B          $ 9.09      3,522
EQ/TEMPLETON GLOBAL EQUITY..  1.60%          B          $ 9.06        371
EQ/TEMPLETON GLOBAL EQUITY..  1.65%          B          $ 9.03      7,724
EQ/TEMPLETON GLOBAL EQUITY..  1.70%          B          $ 9.00        634
EQ/TEMPLETON GLOBAL EQUITY..  1.80%          B          $ 8.94          1

EQ/UBS GROWTH & INCOME......  1.20%          B          $ 5.86        250
EQ/UBS GROWTH & INCOME......  1.25%          B          $ 5.82      1,553
EQ/UBS GROWTH & INCOME......  1.30%          B          $ 2.27      5,858
EQ/UBS GROWTH & INCOME......  1.35%          B          $ 5.74         75
EQ/UBS GROWTH & INCOME......  1.40%          B          $ 5.70        549
EQ/UBS GROWTH & INCOME......  1.50%          B          $ 5.62      2,891
EQ/UBS GROWTH & INCOME......  1.55%          B          $ 5.58      3,078
EQ/UBS GROWTH & INCOME......  1.60%          B          $ 5.54        193
EQ/UBS GROWTH & INCOME......  1.65%          B          $ 5.50      2,911
EQ/UBS GROWTH & INCOME......  1.70%          B          $ 5.46        212

EQ/VAN KAMPEN COMSTOCK......  0.65%          A          $11.86         --
EQ/VAN KAMPEN COMSTOCK......  1.30%          A          $13.20        110
EQ/VAN KAMPEN COMSTOCK......  1.55%          A          $13.09         29
EQ/VAN KAMPEN COMSTOCK......  1.65%          A          $13.05         38
EQ/VAN KAMPEN COMSTOCK......  1.70%          A          $13.03          8
EQ/VAN KAMPEN COMSTOCK......  0.95%          B          $11.97          1
EQ/VAN KAMPEN COMSTOCK......  1.20%          B          $11.74        461
EQ/VAN KAMPEN COMSTOCK......  1.25%          B          $11.69      3,185
EQ/VAN KAMPEN COMSTOCK......  1.30%          B          $11.64      3,044
EQ/VAN KAMPEN COMSTOCK......  1.35%          B          $11.60        193
EQ/VAN KAMPEN COMSTOCK......  1.40%          B          $11.56        904
EQ/VAN KAMPEN COMSTOCK......  1.50%          B          $11.47      2,852
EQ/VAN KAMPEN COMSTOCK......  1.55%          B          $11.42      2,148
EQ/VAN KAMPEN COMSTOCK......  1.60%          B          $11.38        300
EQ/VAN KAMPEN COMSTOCK......  1.65%          B          $11.33      9,331
EQ/VAN KAMPEN COMSTOCK......  1.70%          B          $11.29        452
EQ/VAN KAMPEN COMSTOCK......  1.80%          B          $11.20          3

EQ/WELLS FARGO OMEGA GROWTH.  0.95%          B          $13.08         --
EQ/WELLS FARGO OMEGA GROWTH.  1.20%          B          $12.63      2,664
EQ/WELLS FARGO OMEGA GROWTH.  1.25%          B          $16.92      3,728
EQ/WELLS FARGO OMEGA GROWTH.  1.30%          B          $10.31        914
EQ/WELLS FARGO OMEGA GROWTH.  1.30%          B          $16.80      5,970
EQ/WELLS FARGO OMEGA GROWTH.  1.35%          B          $12.36        448
EQ/WELLS FARGO OMEGA GROWTH.  1.40%          B          $12.27      4,081
EQ/WELLS FARGO OMEGA GROWTH.  1.50%          B          $16.53      5,728
EQ/WELLS FARGO OMEGA GROWTH.  1.55%          B          $10.26        276
EQ/WELLS FARGO OMEGA GROWTH.  1.55%          B          $12.02      8,481
EQ/WELLS FARGO OMEGA GROWTH.  1.60%          B          $11.93      1,465
EQ/WELLS FARGO OMEGA GROWTH.  1.65%          B          $10.24        282
EQ/WELLS FARGO OMEGA GROWTH.  1.65%          B          $16.29      8,066
EQ/WELLS FARGO OMEGA GROWTH.  1.70%          B          $10.23         21
EQ/WELLS FARGO OMEGA GROWTH.  1.70%          B          $11.76      1,807
EQ/WELLS FARGO OMEGA GROWTH.  1.80%          B          $11.60         --
EQ/WELLS FARGO OMEGA GROWTH.  1.90%          B          $11.43          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  0.65%   SERVICE CLASS 2   $10.76          1
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.30%   SERVICE CLASS 2   $12.33         37
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.55%   SERVICE CLASS 2   $12.23         12
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.65%   SERVICE CLASS 2   $12.19         26
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.70%   SERVICE CLASS 2   $12.17          4

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  0.65%   SERVICE CLASS 2   $11.60          2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.30%   SERVICE CLASS 2   $13.17      1,293
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.55%   SERVICE CLASS 2   $13.06        250
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.65%   SERVICE CLASS 2   $13.02        779
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.70%   SERVICE CLASS 2   $13.00         39

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.62         38
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.57          9
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.55         23
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.70%   SERVICE CLASS 2   $10.54          1

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.60         44
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.55          9
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.53         13

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.59         25
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.54         --
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.52          8

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.55         22
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.50          7
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.48          2

FIDELITY(R) VIP MID CAP PORTFOLIO.....................  0.65%   SERVICE CLASS 2   $10.24         --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.30%   SERVICE CLASS 2   $12.84        590
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.55%   SERVICE CLASS 2   $12.74        132
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.65%   SERVICE CLASS 2   $12.70        243
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.70%   SERVICE CLASS 2   $12.68         30

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.30%   SERVICE CLASS 2   $12.23        941
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.55%   SERVICE CLASS 2   $12.13        189
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.65%   SERVICE CLASS 2   $12.09        786
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.70%   SERVICE CLASS 2   $12.07         99

FRANKLIN INCOME SECURITIES FUND.......................  1.30%       CLASS 2       $12.22        356
FRANKLIN INCOME SECURITIES FUND.......................  1.55%       CLASS 2       $12.12         67
FRANKLIN INCOME SECURITIES FUND.......................  1.65%       CLASS 2       $12.09        258
FRANKLIN INCOME SECURITIES FUND.......................  1.70%       CLASS 2       $12.07        115

FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  0.65%       CLASS 2       $11.33          1
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.30%       CLASS 2       $12.52        732
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.55%       CLASS 2       $12.42        152
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.65%       CLASS 2       $12.38        357
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.70%       CLASS 2       $12.36        117

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.30%       CLASS 2       $11.75         80
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.55%       CLASS 2       $11.66         14
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.65%       CLASS 2       $11.62         58
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.70%       CLASS 2       $11.61          6

GOLDMAN SACHS VIT MID CAP VALUE FUND..................  0.65%   SERVICE SHARES    $11.49         --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.30%   SERVICE SHARES    $13.87        350
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.55%   SERVICE SHARES    $13.76         70

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                           UNITS
                                                    CONTRACT                            OUTSTANDING
                                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                    -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND...............  1.65%   SERVICE SHARES    $13.72        171
GOLDMAN SACHS VIT MID CAP VALUE FUND...............  1.70%   SERVICE SHARES    $13.69          6

GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.30%   COMMON SHARES     $ 7.87         38
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.55%   COMMON SHARES     $ 7.84         19
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.65%   COMMON SHARES     $ 7.82         25
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.70%   COMMON SHARES     $ 7.81          1

GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.30%   COMMON SHARES     $ 9.41         37
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.55%   COMMON SHARES     $ 9.37          3
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.65%   COMMON SHARES     $ 9.35         19
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.70%   COMMON SHARES     $ 9.34          1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.30%     SERIES II       $12.26         83
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.55%     SERIES II       $12.17         38
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.65%     SERIES II       $12.13         56
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.70%     SERIES II       $12.11          2

INVESCO V.I. GLOBAL REAL ESTATE FUND...............  0.65%     SERIES II       $11.42         --
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.30%     SERIES II       $13.74      1,078
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.55%     SERIES II       $13.63        168
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.65%     SERIES II       $13.59        526
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.70%     SERIES II       $13.57         57

INVESCO V.I. HIGH YIELD FUND.......................  0.65%     SERIES II       $11.60         --
INVESCO V.I. HIGH YIELD FUND.......................  1.30%     SERIES II       $11.19        207
INVESCO V.I. HIGH YIELD FUND.......................  1.55%     SERIES II       $11.13         57
INVESCO V.I. HIGH YIELD FUND.......................  1.65%     SERIES II       $11.11        130
INVESCO V.I. HIGH YIELD FUND.......................  1.70%     SERIES II       $11.10          8

INVESCO V.I. INTERNATIONAL GROWTH FUND.............  0.65%     SERIES II       $10.52         --
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.30%     SERIES II       $11.90        645
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.55%     SERIES II       $11.81        131
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.65%     SERIES II       $11.77        258
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.70%     SERIES II       $11.75         14

INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.30%     SERIES II       $11.76        189
INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.55%     SERIES II       $11.66         30
INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.65%     SERIES II       $11.63         56
INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.70%     SERIES II       $11.61          3

INVESCO V.I. SMALL CAP EQUITY FUND.................  1.30%     SERIES II       $14.80        112
INVESCO V.I. SMALL CAP EQUITY FUND.................  1.55%     SERIES II       $14.68         53
INVESCO V.I. SMALL CAP EQUITY FUND.................  1.65%     SERIES II       $14.64         47
INVESCO V.I. SMALL CAP EQUITY FUND.................  1.70%     SERIES II       $14.61          8
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.30%     SERIES II       $13.74         15
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.55%     SERIES II       $13.63          2
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.65%     SERIES II       $13.59         10
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.70%     SERIES II       $13.57          1

IVY FUNDS VIP ASSET STRATEGY.......................  1.30%   COMMON SHARES     $10.60        525
IVY FUNDS VIP ASSET STRATEGY.......................  1.55%   COMMON SHARES     $10.55         49
IVY FUNDS VIP ASSET STRATEGY.......................  1.65%   COMMON SHARES     $10.53        428
IVY FUNDS VIP ASSET STRATEGY.......................  1.70%   COMMON SHARES     $10.52         23

IVY FUNDS VIP DIVIDEND OPPORTUNITIES...............  0.65%   COMMON SHARES     $11.19         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...............  1.30%   COMMON SHARES     $12.25        363
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...............  1.55%   COMMON SHARES     $12.16        151

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                  UNITS
                                                           CONTRACT                            OUTSTANDING
                                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                           -------- --------------- ---------- -----------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES......................  1.65%   COMMON SHARES     $12.12        198
IVY FUNDS VIP DIVIDEND OPPORTUNITIES......................  1.70%   COMMON SHARES     $12.10         25

IVY FUNDS VIP ENERGY......................................  0.65%   COMMON SHARES     $10.11         --
IVY FUNDS VIP ENERGY......................................  1.30%   COMMON SHARES     $11.16        510
IVY FUNDS VIP ENERGY......................................  1.55%   COMMON SHARES     $11.07        160
IVY FUNDS VIP ENERGY......................................  1.65%   COMMON SHARES     $11.03        200
IVY FUNDS VIP ENERGY......................................  1.70%   COMMON SHARES     $11.02         15

IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  0.65%   COMMON SHARES     $ 8.80          3
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.30%   COMMON SHARES     $ 9.32        518
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.55%   COMMON SHARES     $ 9.25        125
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.65%   COMMON SHARES     $ 9.22        243
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.70%   COMMON SHARES     $ 9.21         26

IVY FUNDS VIP HIGH INCOME.................................  0.65%   COMMON SHARES     $12.43          3
IVY FUNDS VIP HIGH INCOME.................................  1.30%   COMMON SHARES     $14.20      1,136
IVY FUNDS VIP HIGH INCOME.................................  1.55%   COMMON SHARES     $14.09        303
IVY FUNDS VIP HIGH INCOME.................................  1.65%   COMMON SHARES     $14.04        839
IVY FUNDS VIP HIGH INCOME.................................  1.70%   COMMON SHARES     $14.02        159

IVY FUNDS VIP MID CAP GROWTH..............................  1.30%   COMMON SHARES     $14.89        529
IVY FUNDS VIP MID CAP GROWTH..............................  1.55%   COMMON SHARES     $14.78        129
IVY FUNDS VIP MID CAP GROWTH..............................  1.65%   COMMON SHARES     $14.73        307
IVY FUNDS VIP MID CAP GROWTH..............................  1.70%   COMMON SHARES     $14.71         24

IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.30%   COMMON SHARES     $13.87        455
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.55%   COMMON SHARES     $13.76        146
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.65%   COMMON SHARES     $13.71        141
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.70%   COMMON SHARES     $13.69         17

IVY FUNDS VIP SMALL CAP GROWTH............................  1.30%   COMMON SHARES     $12.31        273
IVY FUNDS VIP SMALL CAP GROWTH............................  1.55%   COMMON SHARES     $12.21         65
IVY FUNDS VIP SMALL CAP GROWTH............................  1.65%   COMMON SHARES     $12.17        149
IVY FUNDS VIP SMALL CAP GROWTH............................  1.70%   COMMON SHARES     $12.15          3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  0.65%   SERVICE SHARES    $ 9.81          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.30%   SERVICE SHARES    $12.05      1,915
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.55%   SERVICE SHARES    $11.96        476
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.65%   SERVICE SHARES    $11.92        976
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.70%   SERVICE SHARES    $11.90         59

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.30%     VC SHARES       $11.17         96
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.55%     VC SHARES       $11.12         36
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.65%     VC SHARES       $11.10         63
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.70%     VC SHARES       $11.08         16

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.30%     VC SHARES       $ 9.89        106
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.55%     VC SHARES       $ 9.84         15
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.65%     VC SHARES       $ 9.82         37
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.70%     VC SHARES       $ 9.81          1

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.30%     VC SHARES       $ 9.36         61
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.55%     VC SHARES       $ 9.32         22
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.65%     VC SHARES       $ 9.30         33
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.70%     VC SHARES       $ 9.29          3

MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.30%   SERVICE CLASS     $12.01      1,023
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.55%   SERVICE CLASS     $11.92        270

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                      -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO.  1.65%    SERVICE CLASS    $11.88        387
MFS(R) INTERNATIONAL VALUE PORTFOLIO.  1.70%    SERVICE CLASS    $11.86         28

MFS(R) INVESTORS GROWTH STOCK SERIES.  1.30%    SERVICE CLASS    $13.18        169
MFS(R) INVESTORS GROWTH STOCK SERIES.  1.55%    SERVICE CLASS    $13.08         65
MFS(R) INVESTORS GROWTH STOCK SERIES.  1.65%    SERVICE CLASS    $13.04         70
MFS(R) INVESTORS GROWTH STOCK SERIES.  1.70%    SERVICE CLASS    $13.02          5

MFS(R) INVESTORS TRUST SERIES........  0.65%    SERVICE CLASS    $11.75         --
MFS(R) INVESTORS TRUST SERIES........  1.30%    SERVICE CLASS    $12.75        170
MFS(R) INVESTORS TRUST SERIES........  1.55%    SERVICE CLASS    $12.65         46
MFS(R) INVESTORS TRUST SERIES........  1.65%    SERVICE CLASS    $12.61         67
MFS(R) INVESTORS TRUST SERIES........  1.70%    SERVICE CLASS    $12.59          4

MFS(R) TECHNOLOGY PORTFOLIO..........  1.30%    SERVICE CLASS    $13.69        196
MFS(R) TECHNOLOGY PORTFOLIO..........  1.55%    SERVICE CLASS    $13.59         75
MFS(R) TECHNOLOGY PORTFOLIO..........  1.65%    SERVICE CLASS    $13.54         77
MFS(R) TECHNOLOGY PORTFOLIO..........  1.70%    SERVICE CLASS    $13.52          4

MFS(R) UTILITIES SERIES..............  0.65%    SERVICE CLASS    $12.05          2
MFS(R) UTILITIES SERIES..............  1.30%    SERVICE CLASS    $13.86        355
MFS(R) UTILITIES SERIES..............  1.55%    SERVICE CLASS    $13.75         86
MFS(R) UTILITIES SERIES..............  1.65%    SERVICE CLASS    $13.71        182
MFS(R) UTILITIES SERIES..............  1.70%    SERVICE CLASS    $13.68         27

MULTIMANAGER AGGRESSIVE EQUITY.......  0.95%          B          $62.92         --
MULTIMANAGER AGGRESSIVE EQUITY.......  1.20%          B          $58.77        740
MULTIMANAGER AGGRESSIVE EQUITY.......  1.25%          B          $12.47      4,037
MULTIMANAGER AGGRESSIVE EQUITY.......  1.30%          B          $12.30      3,523
MULTIMANAGER AGGRESSIVE EQUITY.......  1.35%          B          $56.42        251
MULTIMANAGER AGGRESSIVE EQUITY.......  1.40%          B          $55.65      1,311
MULTIMANAGER AGGRESSIVE EQUITY.......  1.50%          B          $12.18      6,526
MULTIMANAGER AGGRESSIVE EQUITY.......  1.55%          B          $53.41        840
MULTIMANAGER AGGRESSIVE EQUITY.......  1.60%          B          $52.69        537
MULTIMANAGER AGGRESSIVE EQUITY.......  1.65%          B          $12.01      6,994
MULTIMANAGER AGGRESSIVE EQUITY.......  1.70%          B          $51.27        179
MULTIMANAGER AGGRESSIVE EQUITY.......  1.80%          B          $49.88          7
MULTIMANAGER AGGRESSIVE EQUITY.......  1.90%          B          $48.53         --

MULTIMANAGER CORE BOND...............  1.20%          B          $15.07      6,850
MULTIMANAGER CORE BOND...............  1.25%          B          $13.93      9,296
MULTIMANAGER CORE BOND...............  1.30%          B          $13.90     16,972
MULTIMANAGER CORE BOND...............  1.35%          B          $14.82        798
MULTIMANAGER CORE BOND...............  1.40%          B          $14.74     12,287
MULTIMANAGER CORE BOND...............  1.50%          B          $13.61     15,351
MULTIMANAGER CORE BOND...............  1.55%          B          $14.49     13,810
MULTIMANAGER CORE BOND...............  1.60%          B          $14.41      3,731
MULTIMANAGER CORE BOND...............  1.65%          B          $13.42     19,491
MULTIMANAGER CORE BOND...............  1.65%          B          $13.42      5,734
MULTIMANAGER CORE BOND...............  1.70%          B          $14.25      2,885
MULTIMANAGER CORE BOND...............  1.80%          B          $14.09         17
MULTIMANAGER CORE BOND...............  1.90%          B          $13.93          2

MULTIMANAGER INTERNATIONAL EQUITY....  1.20%          B          $12.64      1,802
MULTIMANAGER INTERNATIONAL EQUITY....  1.25%          B          $13.64      2,737
MULTIMANAGER INTERNATIONAL EQUITY....  1.30%          B          $13.56      3,570

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
MULTIMANAGER INTERNATIONAL EQUITY..  1.35%          B          $12.43        284
MULTIMANAGER INTERNATIONAL EQUITY..  1.40%          B          $12.36      2,996
MULTIMANAGER INTERNATIONAL EQUITY..  1.50%          B          $13.32      4,170
MULTIMANAGER INTERNATIONAL EQUITY..  1.55%          B          $12.15      3,643
MULTIMANAGER INTERNATIONAL EQUITY..  1.60%          B          $12.09        993
MULTIMANAGER INTERNATIONAL EQUITY..  1.65%          B          $13.13      6,284
MULTIMANAGER INTERNATIONAL EQUITY..  1.70%          B          $11.95        636
MULTIMANAGER INTERNATIONAL EQUITY..  1.80%          B          $11.82          6
MULTIMANAGER INTERNATIONAL EQUITY..  1.90%          B          $11.69          1

MULTIMANAGER LARGE CAP CORE EQUITY.  1.20%          B          $11.50      1,162
MULTIMANAGER LARGE CAP CORE EQUITY.  1.25%          B          $12.52        735
MULTIMANAGER LARGE CAP CORE EQUITY.  1.30%          B          $12.45        941
MULTIMANAGER LARGE CAP CORE EQUITY.  1.35%          B          $11.31        118
MULTIMANAGER LARGE CAP CORE EQUITY.  1.40%          B          $11.25      2,078
MULTIMANAGER LARGE CAP CORE EQUITY.  1.50%          B          $12.23      1,305
MULTIMANAGER LARGE CAP CORE EQUITY.  1.55%          B          $11.06      1,148
MULTIMANAGER LARGE CAP CORE EQUITY.  1.60%          B          $11.00        691
MULTIMANAGER LARGE CAP CORE EQUITY.  1.65%          B          $12.05      2,598
MULTIMANAGER LARGE CAP CORE EQUITY.  1.70%          B          $10.88        327
MULTIMANAGER LARGE CAP CORE EQUITY.  1.80%          B          $10.76          1

MULTIMANAGER LARGE CAP VALUE.......  0.95%          B          $13.61         12
MULTIMANAGER LARGE CAP VALUE.......  1.20%          B          $13.24      2,161
MULTIMANAGER LARGE CAP VALUE.......  1.25%          B          $14.24      2,285
MULTIMANAGER LARGE CAP VALUE.......  1.30%          B          $14.16      2,656
MULTIMANAGER LARGE CAP VALUE.......  1.35%          B          $13.02        233
MULTIMANAGER LARGE CAP VALUE.......  1.40%          B          $12.95      3,561
MULTIMANAGER LARGE CAP VALUE.......  1.50%          B          $13.91      3,778
MULTIMANAGER LARGE CAP VALUE.......  1.55%          B          $12.73      2,554
MULTIMANAGER LARGE CAP VALUE.......  1.60%          B          $12.66      1,494
MULTIMANAGER LARGE CAP VALUE.......  1.65%          B          $13.71      4,689
MULTIMANAGER LARGE CAP VALUE.......  1.70%          B          $12.52        677
MULTIMANAGER LARGE CAP VALUE.......  1.80%          B          $12.38         26
MULTIMANAGER LARGE CAP VALUE.......  1.90%          B          $12.24          2

MULTIMANAGER MID CAP GROWTH........  0.95%          B          $12.72         --
MULTIMANAGER MID CAP GROWTH........  1.20%          B          $12.37      2,661
MULTIMANAGER MID CAP GROWTH........  1.25%          B          $15.09      1,900
MULTIMANAGER MID CAP GROWTH........  1.30%          B          $15.01      2,105
MULTIMANAGER MID CAP GROWTH........  1.35%          B          $12.17        286
MULTIMANAGER MID CAP GROWTH........  1.40%          B          $12.10      4,274
MULTIMANAGER MID CAP GROWTH........  1.50%          B          $14.74      2,772
MULTIMANAGER MID CAP GROWTH........  1.55%          B          $11.90      2,319
MULTIMANAGER MID CAP GROWTH........  1.60%          B          $11.83      1,591
MULTIMANAGER MID CAP GROWTH........  1.65%          B          $14.53      4,108
MULTIMANAGER MID CAP GROWTH........  1.70%          B          $11.70      1,046
MULTIMANAGER MID CAP GROWTH........  1.80%          B          $11.57          8
MULTIMANAGER MID CAP GROWTH........  1.90%          B          $11.44          2

MULTIMANAGER MID CAP VALUE.........  0.95%          B          $15.43         --
MULTIMANAGER MID CAP VALUE.........  1.20%          B          $15.00      2,180
MULTIMANAGER MID CAP VALUE.........  1.25%          B          $16.03      2,054
MULTIMANAGER MID CAP VALUE.........  1.30%          B          $15.94      2,825

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.....  1.35%          B          $14.76        250
MULTIMANAGER MID CAP VALUE.....  1.40%          B          $14.67      3,771
MULTIMANAGER MID CAP VALUE.....  1.50%          B          $15.66      3,171
MULTIMANAGER MID CAP VALUE.....  1.55%          B          $14.43      2,680
MULTIMANAGER MID CAP VALUE.....  1.60%          B          $14.35      1,364
MULTIMANAGER MID CAP VALUE.....  1.65%          B          $15.44      4,458
MULTIMANAGER MID CAP VALUE.....  1.70%          B          $14.19        641
MULTIMANAGER MID CAP VALUE.....  1.80%          B          $14.03          9
MULTIMANAGER MID CAP VALUE.....  1.90%          B          $13.88          1

MULTIMANAGER MULTI-SECTOR BOND.  0.95%          B          $33.96          2
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          B          $31.79      1,863
MULTIMANAGER MULTI-SECTOR BOND.  1.25%          B          $11.90      5,915
MULTIMANAGER MULTI-SECTOR BOND.  1.30%          B          $11.74      4,228
MULTIMANAGER MULTI-SECTOR BOND.  1.35%          B          $30.56        864
MULTIMANAGER MULTI-SECTOR BOND.  1.40%          B          $30.16      3,091
MULTIMANAGER MULTI-SECTOR BOND.  1.50%          B          $11.62      9,836
MULTIMANAGER MULTI-SECTOR BOND.  1.55%          B          $28.99      2,318
MULTIMANAGER MULTI-SECTOR BOND.  1.60%          B          $28.61      1,439
MULTIMANAGER MULTI-SECTOR BOND.  1.65%          B          $11.46      9,362
MULTIMANAGER MULTI-SECTOR BOND.  1.70%          B          $27.87        635
MULTIMANAGER MULTI-SECTOR BOND.  1.80%          B          $27.14          6
MULTIMANAGER MULTI-SECTOR BOND.  1.90%          B          $26.43         --

MULTIMANAGER SMALL CAP GROWTH..  0.95%          B          $ 8.30         --
MULTIMANAGER SMALL CAP GROWTH..  1.20%          B          $ 8.01        451
MULTIMANAGER SMALL CAP GROWTH..  1.25%          B          $ 7.96      2,779
MULTIMANAGER SMALL CAP GROWTH..  1.30%          B          $ 4.55      6,860
MULTIMANAGER SMALL CAP GROWTH..  1.35%          B          $ 7.84        212
MULTIMANAGER SMALL CAP GROWTH..  1.40%          B          $ 7.79        857
MULTIMANAGER SMALL CAP GROWTH..  1.50%          B          $ 7.68      4,307
MULTIMANAGER SMALL CAP GROWTH..  1.55%          B          $ 7.62      4,047
MULTIMANAGER SMALL CAP GROWTH..  1.60%          B          $ 7.57        204
MULTIMANAGER SMALL CAP GROWTH..  1.65%          B          $ 7.51      5,906
MULTIMANAGER SMALL CAP GROWTH..  1.70%          B          $ 7.46        579
MULTIMANAGER SMALL CAP GROWTH..  1.80%          B          $ 7.35         --

MULTIMANAGER SMALL CAP VALUE...  0.95%          B          $18.04          2
MULTIMANAGER SMALL CAP VALUE...  1.20%          B          $17.37      2,695
MULTIMANAGER SMALL CAP VALUE...  1.25%          B          $13.03      3,860
MULTIMANAGER SMALL CAP VALUE...  1.30%          B          $12.93      1,469
MULTIMANAGER SMALL CAP VALUE...  1.35%          B          $16.98      1,331
MULTIMANAGER SMALL CAP VALUE...  1.40%          B          $16.85      3,517
MULTIMANAGER SMALL CAP VALUE...  1.50%          B          $12.73      4,933
MULTIMANAGER SMALL CAP VALUE...  1.55%          B          $16.47      1,583
MULTIMANAGER SMALL CAP VALUE...  1.60%          B          $16.35      1,781
MULTIMANAGER SMALL CAP VALUE...  1.65%          B          $12.55      4,602
MULTIMANAGER SMALL CAP VALUE...  1.70%          B          $16.10        475
MULTIMANAGER SMALL CAP VALUE...  1.80%          B          $15.85         19
MULTIMANAGER SMALL CAP VALUE...  1.90%          B          $15.61          4

MULTIMANAGER TECHNOLOGY........  0.95%          B          $12.86          8
MULTIMANAGER TECHNOLOGY........  1.20%          B          $12.51      1,699
MULTIMANAGER TECHNOLOGY........  1.25%          B          $14.55      2,420

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY...............................  1.30%          B          $14.47      3,481
MULTIMANAGER TECHNOLOGY...............................  1.35%          B          $12.30        443
MULTIMANAGER TECHNOLOGY...............................  1.40%          B          $12.24      3,690
MULTIMANAGER TECHNOLOGY...............................  1.50%          B          $14.21      4,809
MULTIMANAGER TECHNOLOGY...............................  1.55%          B          $12.03      5,169
MULTIMANAGER TECHNOLOGY...............................  1.60%          B          $11.96      1,482
MULTIMANAGER TECHNOLOGY...............................  1.65%          B          $14.01      5,209
MULTIMANAGER TECHNOLOGY...............................  1.70%          B          $11.83        572
MULTIMANAGER TECHNOLOGY...............................  1.80%          B          $11.70         13

MUTUAL SHARES SECURITIES FUND.........................  1.30%       CLASS 2       $11.83        384
MUTUAL SHARES SECURITIES FUND.........................  1.55%       CLASS 2       $11.74         61
MUTUAL SHARES SECURITIES FUND.........................  1.65%       CLASS 2       $11.70        131
MUTUAL SHARES SECURITIES FUND.........................  1.70%       CLASS 2       $11.68         18

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.65%    ADVISOR CLASS    $ 9.95         --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.30%    ADVISOR CLASS    $12.27        711
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.55%    ADVISOR CLASS    $12.18         97
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.65%    ADVISOR CLASS    $12.14        354
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.70%    ADVISOR CLASS    $12.12         63

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  0.65%    ADVISOR CLASS    $11.79          1
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.30%    ADVISOR CLASS    $13.55        544
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.55%    ADVISOR CLASS    $13.44        138
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.65%    ADVISOR CLASS    $13.40        321
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.70%    ADVISOR CLASS    $13.37         65

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.65%    ADVISOR CLASS    $11.44          1
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.30%    ADVISOR CLASS    $12.56      2,023
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.55%    ADVISOR CLASS    $12.46        362
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.65%    ADVISOR CLASS    $12.42      1,346
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.70%    ADVISOR CLASS    $12.40        276

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.65%    ADVISOR CLASS    $10.88          9
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.30%    ADVISOR CLASS    $11.75      3,557
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.55%    ADVISOR CLASS    $11.66        635
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.65%    ADVISOR CLASS    $11.62      2,126
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.70%    ADVISOR CLASS    $11.60        499

PROFUND VP BEAR.......................................  1.30%    COMMON SHARES    $ 5.81         58
PROFUND VP BEAR.......................................  1.55%    COMMON SHARES    $ 5.76         35
PROFUND VP BEAR.......................................  1.65%    COMMON SHARES    $ 5.74         28
PROFUND VP BEAR.......................................  1.70%    COMMON SHARES    $ 5.73          2

PROFUND VP BIOTECHNOLOGY..............................  1.30%    COMMON SHARES    $15.29        148
PROFUND VP BIOTECHNOLOGY..............................  1.55%    COMMON SHARES    $15.17         49

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                              -------- --------------- ---------- -----------
PROFUND VP BIOTECHNOLOGY.....................  1.65%   COMMON SHARES     $15.12         79
PROFUND VP BIOTECHNOLOGY.....................  1.70%   COMMON SHARES     $15.09          2

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  0.65%      CLASS II       $15.01         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.30%      CLASS II       $16.89        401
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.55%      CLASS II       $16.75         97
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.65%      CLASS II       $16.70        132
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.70%      CLASS II       $16.67          5

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.30%      CLASS 2        $11.09        269
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.55%      CLASS 2        $11.00         53
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.65%      CLASS 2        $10.96        137
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.70%      CLASS 2        $10.95          3

TEMPLETON FOREIGN SECURITIES FUND............  1.30%      CLASS 2        $11.10        239
TEMPLETON FOREIGN SECURITIES FUND............  1.55%      CLASS 2        $11.01         34
TEMPLETON FOREIGN SECURITIES FUND............  1.65%      CLASS 2        $10.98        134
TEMPLETON FOREIGN SECURITIES FUND............  1.70%      CLASS 2        $10.96         52

TEMPLETON GLOBAL BOND SECURITIES FUND........  0.65%      CLASS 2        $11.16          3
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.30%      CLASS 2        $12.62      2,561
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.55%      CLASS 2        $12.52        485
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.65%      CLASS 2        $12.48      1,517
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.70%      CLASS 2        $12.46        215

TEMPLETON GROWTH SECURITIES FUND.............  1.30%      CLASS 2        $11.30         82
TEMPLETON GROWTH SECURITIES FUND.............  1.55%      CLASS 2        $11.21          9
TEMPLETON GROWTH SECURITIES FUND.............  1.65%      CLASS 2        $11.18         11
TEMPLETON GROWTH SECURITIES FUND.............  1.70%      CLASS 2        $11.16          2

VAN ECK VIP GLOBAL HARD ASSETS FUND..........  0.65%   CLASS S SHARES    $ 9.39          8
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.30%   CLASS S SHARES    $10.95      1,034
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.55%   CLASS S SHARES    $10.86        223
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.65%   CLASS S SHARES    $10.83        471
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.70%   CLASS S SHARES    $10.81         65

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2012, the contract charges were 0.00%.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                  ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                                                                                    VPS BALANCED    VPS INTERNATIONAL
                                                                     ALL ASSET     WEALTH STRATEGY       GROWTH
                                                                   GROWTH-ALT 20*    PORTFOLIO**       PORTFOLIO**
                                                                   -------------- ----------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 79,659        $ 56,383          $ 68,094
  Expenses:
   Asset-based charges............................................      71,845          39,924            65,844
                                                                      --------        --------          --------

NET INVESTMENT INCOME (LOSS)......................................       7,814          16,459             2,250
                                                                      --------        --------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      17,201          14,870           (84,064)
   Realized gain distribution from The Trusts.....................     124,851              --                --
                                                                      --------        --------          --------
  Net realized gain (loss)........................................     142,052          14,870           (84,064)
                                                                      --------        --------          --------

  Change in unrealized appreciation (depreciation) of investments.     309,608         250,906           603,174
                                                                      --------        --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     451,660         265,776           519,110
                                                                      --------        --------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $459,474        $282,235          $521,360
                                                                      ========        ========          ========

                                                                   AMERICAN CENTURY AMERICAN CENTURY
                                                                   VP LARGE COMPANY VP MID CAP VALUE
                                                                      VALUE FUND          FUND
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 26,971        $  164,599
  Expenses:
   Asset-based charges............................................       22,891           125,124
                                                                       --------        ----------

NET INVESTMENT INCOME (LOSS)......................................        4,080            39,475
                                                                       --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      125,936            81,581
   Realized gain distribution from The Trusts.....................           --           426,377
                                                                       --------        ----------
  Net realized gain (loss)........................................      125,936           507,958
                                                                       --------        ----------

  Change in unrealized appreciation (depreciation) of investments.       83,279           536,954
                                                                       --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      209,215         1,044,912
                                                                       --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $213,295        $1,084,387
                                                                       ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                                    ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                                   -------------- ------------ ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  22,177,050  $ 9,041,172    $ 16,769,272     $ 4,729,144
  Expenses:
   Asset-based charges............................................    40,330,124   15,510,367      30,233,967       8,114,531
                                                                   -------------  -----------    ------------     -----------

NET INVESTMENT INCOME (LOSS)......................................   (18,153,074)  (6,469,195)    (13,464,695)     (3,385,387)
                                                                   -------------  -----------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (163,259,858)   4,497,212       2,858,498       2,252,377
   Realized gain distribution from The Trusts.....................    34,975,910           --      27,699,793              --
                                                                   -------------  -----------    ------------     -----------
  Net realized gain (loss)........................................  (128,283,948)   4,497,212      30,558,291       2,252,377
                                                                   -------------  -----------    ------------     -----------

  Change in unrealized appreciation (depreciation) of investments.   458,867,595   70,120,688      43,254,626      29,875,274
                                                                   -------------  -----------    ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   330,583,647   74,617,900      73,812,917      32,127,651
                                                                   -------------  -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 312,430,573  $68,148,705    $ 60,348,222     $28,742,264
                                                                   =============  ===========    ============     ===========

                                                                   AXA CONSERVATIVE
                                                                      STRATEGY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,408,172
  Expenses:
   Asset-based charges............................................     5,471,289
                                                                     -----------

NET INVESTMENT INCOME (LOSS)......................................    (2,063,117)
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,554,719
   Realized gain distribution from The Trusts.....................            --
                                                                     -----------
  Net realized gain (loss)........................................     1,554,719
                                                                     -----------

  Change in unrealized appreciation (depreciation) of investments.    10,842,844
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    12,397,563
                                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $10,334,446
                                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   AXA CONSERVATIVE-PLUS  AXA GROWTH   AXA MODERATE
                                                                        ALLOCATION*       STRATEGY*    ALLOCATION*
                                                                   --------------------- -----------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 13,389,912      $ 7,365,897  $  52,246,084
  Expenses:
   Asset-based charges............................................       25,071,842       13,098,204    102,342,434
                                                                       ------------      -----------  -------------

NET INVESTMENT INCOME (LOSS)......................................      (11,681,930)      (5,732,307)   (50,096,350)
                                                                       ------------      -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (23,915,711)       6,055,060   (166,202,094)
   Realized gain distribution from The Trusts.....................       22,821,408               --     79,304,508
                                                                       ------------      -----------  -------------
  Net realized gain (loss)........................................       (1,094,303)       6,055,060    (86,897,586)
                                                                       ------------      -----------  -------------

  Change in unrealized appreciation (depreciation) of investments.      106,819,312       76,852,004    611,536,153
                                                                       ------------      -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,725,009       82,907,064    524,638,567
                                                                       ------------      -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 94,043,079      $77,174,757  $ 474,542,217
                                                                       ============      ===========  =============

                                                                     AXA MODERATE   AXA MODERATE-PLUS
                                                                   GROWTH STRATEGY*    ALLOCATION*
                                                                   ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 20,344,979    $   74,792,105
  Expenses:
   Asset-based charges............................................     39,316,441       146,112,587
                                                                     ------------    --------------

NET INVESTMENT INCOME (LOSS)......................................    (18,971,462)      (71,320,482)
                                                                     ------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     11,342,142      (355,994,020)
   Realized gain distribution from The Trusts.....................             --       147,754,493
                                                                     ------------    --------------
  Net realized gain (loss)........................................     11,342,142      (208,239,527)
                                                                     ------------    --------------

  Change in unrealized appreciation (depreciation) of investments.    209,834,831     1,186,796,460
                                                                     ------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    221,176,973       978,556,933
                                                                     ------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $202,205,511    $  907,236,451
                                                                     ============    ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                            AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER
                                                                   MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*
                                                                   ------------ ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  129,490  $   860,335   $  205,537    $   642,969
  Expenses:
   Asset-based charges............................................     828,608    2,019,149      904,220      1,455,702
                                                                    ----------  -----------   ----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (699,118)  (1,158,814)    (698,683)      (812,733)
                                                                    ----------  -----------   ----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     546,518    1,792,082      520,335        187,892
   Realized gain distribution from The Trusts.....................     472,821    1,961,727      831,112             --
                                                                    ----------  -----------   ----------    -----------
  Net realized gain (loss)........................................   1,019,339    3,753,809    1,351,447        187,892
                                                                    ----------  -----------   ----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   7,109,268   12,922,809    7,059,438     14,915,004
                                                                    ----------  -----------   ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   8,128,607   16,676,618    8,410,885     15,102,896
                                                                    ----------  -----------   ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $7,429,489  $15,517,804   $7,712,202    $14,290,163
                                                                    ==========  ===========   ==========    ===========

                                                                    AXA ULTRA
                                                                   CONSERVATIVE
                                                                    STRATEGY*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $1,230
  Expenses:
   Asset-based charges............................................     1,346
                                                                      ------

NET INVESTMENT INCOME (LOSS)......................................      (116)
                                                                      ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,717
   Realized gain distribution from The Trusts.....................     2,910
                                                                      ------
  Net realized gain (loss)........................................     6,627
                                                                      ------

  Change in unrealized appreciation (depreciation) of investments.      (795)
                                                                      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     5,832
                                                                      ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $5,716
                                                                      ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   BLACKROCK GLOBAL BLACKROCK LARGE EQ/ALLIANCEBERNSTEIN
                                                                   ALLOCATION V.I.  CAP GROWTH V.I.    DYNAMIC WEALTH
                                                                         FUND            FUND       STRATEGIES PORTFOLIO*
                                                                   ---------------- --------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  546,001       $ 78,042          $ 1,449,747
  Expenses:
   Asset-based charges............................................       526,894         91,018            3,348,912
                                                                      ----------       --------          -----------

NET INVESTMENT INCOME (LOSS)......................................        19,107        (12,976)          (1,899,165)
                                                                      ----------       --------          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       359,955        140,249            1,144,379
   Realized gain distribution from The Trusts.....................       123,043        480,579            1,512,421
                                                                      ----------       --------          -----------
  Net realized gain (loss)........................................       482,998        620,828            2,656,800
                                                                      ----------       --------          -----------

  Change in unrealized appreciation (depreciation) of investments.     2,197,597         78,892           10,288,959
                                                                      ----------       --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     2,680,595        699,720           12,945,759
                                                                      ----------       --------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $2,699,702       $686,744          $11,046,594
                                                                      ==========       ========          ===========

                                                                                        EQ/AXA FRANKLIN
                                                                   EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                                    SMALL CAP GROWTH*        CORE*
                                                                   -------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 1,022,111        $   905,835
  Expenses:
   Asset-based charges............................................       6,879,484          1,951,024
                                                                       -----------        -----------

NET INVESTMENT INCOME (LOSS)......................................      (5,857,373)        (1,045,189)
                                                                       -----------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      11,868,847          7,866,906
   Realized gain distribution from The Trusts.....................      28,536,871                 --
                                                                       -----------        -----------
  Net realized gain (loss)........................................      40,405,718          7,866,906
                                                                       -----------        -----------

  Change in unrealized appreciation (depreciation) of investments.      24,365,110         11,312,282
                                                                       -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      64,770,828         19,179,188
                                                                       -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $58,913,455        $18,133,999
                                                                       ===========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/BLACKROCK     EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   BASIC VALUE   ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                                     EQUITY*         INCOME*     RESPONSIBLE*  RESEARCH*
                                                                   ------------  --------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 13,868,653    $ 5,431,938    $  460,798  $  7,878,625
  Expenses:
   Asset-based charges............................................   13,213,402      3,762,695       685,499    12,881,506
                                                                   ------------    -----------    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      655,251      1,669,243      (224,701)   (5,002,881)
                                                                   ------------    -----------    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,536,706)     4,496,354       150,774    12,770,317
   Realized gain distribution from The Trusts.....................           --      3,288,286            --            --
                                                                   ------------    -----------    ----------  ------------
  Net realized gain (loss)........................................   (5,536,706)     7,784,640       150,774    12,770,317
                                                                   ------------    -----------    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.  105,526,867     27,044,241     6,468,968   119,811,689
                                                                   ------------    -----------    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   99,990,161     34,828,881     6,619,742   132,582,006
                                                                   ------------    -----------    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $100,645,412    $36,498,124    $6,395,041  $127,579,125
                                                                   ============    ===========    ==========  ============

                                                                    EQ/COMMON
                                                                      STOCK
                                                                     INDEX*
                                                                   -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $11,718,772
  Expenses:
   Asset-based charges............................................  10,937,375
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................     781,397
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   3,385,321
   Realized gain distribution from The Trusts.....................          --
                                                                   -----------
  Net realized gain (loss)........................................   3,385,321
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.  93,781,377
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  97,166,698
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $97,948,095
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK EQ/EQUITY 500 EQ/EQUITY GROWTH
                                                                      INDEX*        VENTURE*         INDEX*          PLUS*
                                                                   ------------ ----------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $17,955,252     $ 2,717,006    $ 21,618,870    $  6,481,909
  Expenses:
   Asset-based charges............................................  17,883,557       4,866,573      18,653,596      15,871,057
                                                                   -----------     -----------    ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      71,695      (2,149,567)      2,965,274      (9,389,148)
                                                                   -----------     -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (4,237,062)            512      15,164,008         849,625
   Realized gain distribution from The Trusts.....................          --              --         546,622              --
                                                                   -----------     -----------    ------------    ------------
  Net realized gain (loss)........................................  (4,237,062)            512      15,710,630         849,625
                                                                   -----------     -----------    ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.  24,086,418      33,365,285     139,108,887     136,740,424
                                                                   -----------     -----------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  19,849,356      33,365,797     154,819,517     137,590,049
                                                                   -----------     -----------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $19,921,051     $31,216,230    $157,784,791    $128,200,901
                                                                   ===========     ===========    ============    ============

                                                                   EQ/FRANKLIN CORE
                                                                      BALANCED*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $19,236,143
  Expenses:
   Asset-based charges............................................     8,926,519
                                                                     -----------

NET INVESTMENT INCOME (LOSS)......................................    10,309,624
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (7,543,805)
   Realized gain distribution from The Trusts.....................            --
                                                                     -----------
  Net realized gain (loss)........................................    (7,543,805)
                                                                     -----------

  Change in unrealized appreciation (depreciation) of investments.    49,602,945
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    42,059,140
                                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $52,368,764
                                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                    EQ/FRANKLIN    EQ/GAMCO
                                                                     TEMPLETON    MERGERS AND  EQ/GAMCO SMALL  EQ/GLOBAL
                                                                    ALLOCATION*  ACQUISITIONS* COMPANY VALUE*  BOND PLUS*
                                                                   ------------  ------------- -------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 21,982,129   $        --   $ 10,794,583  $ 7,203,780
  Expenses:
   Asset-based charges............................................   19,117,920     3,095,087     12,844,779    7,643,867
                                                                   ------------   -----------   ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................    2,864,209    (3,095,087)    (2,050,196)    (440,087)
                                                                   ------------   -----------   ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (25,776,014)    3,242,885     36,732,930   (2,477,828)
   Realized gain distribution from The Trusts.....................           --     4,489,788     23,092,155   18,971,597
                                                                   ------------   -----------   ------------  -----------
  Net realized gain (loss)........................................  (25,776,014)    7,732,673     59,825,085   16,493,769
                                                                   ------------   -----------   ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  175,573,874     2,669,829     70,335,121   (5,019,956)
                                                                   ------------   -----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  149,797,860    10,402,502    130,160,206   11,473,813
                                                                   ------------   -----------   ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $152,662,069   $ 7,307,415   $128,110,010  $11,033,726
                                                                   ============   ===========   ============  ===========

                                                                    EQ/GLOBAL
                                                                   MULTI-SECTOR
                                                                     EQUITY*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 12,483,466
  Expenses:
   Asset-based charges............................................   13,184,417
                                                                   ------------

NET INVESTMENT INCOME (LOSS)......................................     (700,951)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (39,853,108)
   Realized gain distribution from The Trusts.....................           --
                                                                   ------------
  Net realized gain (loss)........................................  (39,853,108)
                                                                   ------------

  Change in unrealized appreciation (depreciation) of investments.  166,302,184
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  126,449,076
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $125,748,125
                                                                   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                   GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,093,528      $  8,997,269     $ 15,977,069
  Expenses:
   Asset-based charges............................................     6,581,567         9,207,794        7,815,801
                                                                     -----------      ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................    (5,488,039)         (210,525)       8,161,268
                                                                     -----------      ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     5,019,543       (48,916,372)     (54,023,961)
   Realized gain distribution from The Trusts.....................     1,687,259                --               --
                                                                     -----------      ------------     ------------
  Net realized gain (loss)........................................     6,706,802       (48,916,372)     (54,023,961)
                                                                     -----------      ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (3,323,266)      133,757,479      118,794,424
                                                                     -----------      ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     3,383,536        84,841,107       64,770,463
                                                                     -----------      ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(2,104,503)     $ 84,630,582     $ 72,931,731
                                                                     ===========      ============     ============

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                         ETF*         VALUE PLUS*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $140,749       $ 10,139,020
  Expenses:
   Asset-based charges............................................       40,446          8,322,605
                                                                       --------       ------------

NET INVESTMENT INCOME (LOSS)......................................      100,303          1,816,415
                                                                       --------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (57,676)       (37,692,499)
   Realized gain distribution from The Trusts.....................      231,210                 --
                                                                       --------       ------------
  Net realized gain (loss)........................................      173,534        (37,692,499)
                                                                       --------       ------------

  Change in unrealized appreciation (depreciation) of investments.      499,933        119,300,800
                                                                       --------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      673,467         81,608,301
                                                                       --------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $773,770       $ 83,424,716
                                                                       ========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 2,388,000   $ 1,552,513   $ 4,344,983  $ 3,004,044
  Expenses:
   Asset-based charges............................................    3,640,803     2,046,086     5,344,289    7,923,629
                                                                    -----------   -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................   (1,252,803)     (493,573)     (999,306)  (4,919,585)
                                                                    -----------   -----------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (3,765,720)   (3,221,800)   15,320,999    6,145,178
   Realized gain distribution from The Trusts.....................           --    10,631,221            --           --
                                                                    -----------   -----------   -----------  -----------
  Net realized gain (loss)........................................   (3,765,720)    7,409,421    15,320,999    6,145,178
                                                                    -----------   -----------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.   38,293,714    10,410,789    27,738,657   59,414,459
                                                                    -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   34,527,994    17,820,210    43,059,656   65,559,637
                                                                    -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $33,275,191   $17,326,637   $42,060,350  $60,640,052
                                                                    ===========   ===========   ===========  ===========

                                                                   EQ/LARGE CAP
                                                                   VALUE INDEX*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 5,093,648
  Expenses:
   Asset-based charges............................................   3,979,112
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................   1,114,536
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (4,050,901)
   Realized gain distribution from The Trusts.....................          --
                                                                   -----------
  Net realized gain (loss)........................................  (4,050,901)
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.  40,219,884
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  36,168,983
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $37,283,519
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/LARGE CAP  EQ/LORD ABBETT  EQ/MFS INTERNATIONAL
                                                                   VALUE PLUS*   LARGE CAP CORE*       GROWTH*
                                                                   ------------  --------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 15,392,175    $ 2,051,649       $ 3,690,899
  Expenses:
   Asset-based charges............................................   14,499,476      2,738,742         5,565,398
                                                                   ------------    -----------       -----------

NET INVESTMENT INCOME (LOSS)......................................      892,699       (687,093)       (1,874,499)
                                                                   ------------    -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (60,583,522)    12,479,932         7,389,243
   Realized gain distribution from The Trusts.....................           --             --                --
                                                                   ------------    -----------       -----------
  Net realized gain (loss)........................................  (60,583,522)    12,479,932         7,389,243
                                                                   ------------    -----------       -----------

  Change in unrealized appreciation (depreciation) of investments.  192,236,533     11,371,111        54,398,144
                                                                   ------------    -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  131,653,011     23,851,043        61,787,387
                                                                   ------------    -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $132,545,710    $23,163,950       $59,912,888
                                                                   ============    ===========       ===========

                                                                    EQ/MID CAP    EQ/MID CAP
                                                                      INDEX*      VALUE PLUS*
                                                                   ------------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  6,720,308  $ 11,283,407
  Expenses:
   Asset-based charges............................................    9,987,929    13,844,514
                                                                   ------------  ------------

NET INVESTMENT INCOME (LOSS)......................................   (3,267,621)   (2,561,107)
                                                                   ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (11,497,509)  (37,026,035)
   Realized gain distribution from The Trusts.....................           --            --
                                                                   ------------  ------------
  Net realized gain (loss)........................................  (11,497,509)  (37,026,035)
                                                                   ------------  ------------

  Change in unrealized appreciation (depreciation) of investments.  111,046,946   185,818,951
                                                                   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   99,549,437   148,792,916
                                                                   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 96,281,816  $146,231,809
                                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                    EQ/MORGAN     EQ/MUTUAL
                                                                     EQ/MONEY     EQ/MONTAG &    STANLEY MID CAP  LARGE CAP
                                                                     MARKET*    CALDWELL GROWTH*     GROWTH*       EQUITY*
                                                                   -----------  ---------------- --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $        --    $ 1,487,704      $ 2,688,133   $ 2,632,765
  Expenses:
   Asset-based charges............................................   8,301,029      2,605,325        9,115,536     2,978,827
                                                                   -----------    -----------      -----------   -----------

NET INVESTMENT INCOME (LOSS)......................................  (8,301,029)    (1,117,621)      (6,427,403)     (346,062)
                                                                   -----------    -----------      -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (40,633)     8,585,532       17,576,577    (7,435,151)
   Realized gain distribution from The Trusts.....................          --             --        9,636,130            --
                                                                   -----------    -----------      -----------   -----------
  Net realized gain (loss)........................................     (40,633)     8,585,532       27,212,707    (7,435,151)
                                                                   -----------    -----------      -----------   -----------

  Change in unrealized appreciation (depreciation) of investments.      45,696     10,634,224       16,420,936    31,024,137
                                                                   -----------    -----------      -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       5,063     19,219,756       43,633,643    23,588,986
                                                                   -----------    -----------      -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(8,295,966)   $18,102,135      $37,206,240   $23,242,924
                                                                   ===========    ===========      ===========   ===========

                                                                   EQ/OPPENHEIMER
                                                                      GLOBAL*
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 2,650,235
  Expenses:
   Asset-based charges............................................    4,585,007
                                                                    -----------

NET INVESTMENT INCOME (LOSS)......................................   (1,934,772)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    9,958,588
   Realized gain distribution from The Trusts.....................           --
                                                                    -----------
  Net realized gain (loss)........................................    9,958,588
                                                                    -----------

  Change in unrealized appreciation (depreciation) of investments.   43,824,400
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   53,782,988
                                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $51,848,216
                                                                    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                    SHORT BOND*        PLUS*           INDEX*
                                                                   -------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  5,915,883    $ 3,168,690     $ 6,830,341
  Expenses:
   Asset-based charges............................................    16,741,830      7,564,147       6,758,588
                                                                    ------------    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................   (10,825,947)    (4,395,457)         71,753
                                                                    ------------    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,208,076     (5,302,411)     (5,520,215)
   Realized gain distribution from The Trusts.....................            --             --      27,284,394
                                                                    ------------    -----------     -----------
  Net realized gain (loss)........................................     1,208,076     (5,302,411)     21,764,179
                                                                    ------------    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.     9,715,596     15,699,231      36,763,474
                                                                    ------------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    10,923,672     10,396,820      58,527,653
                                                                    ------------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $     97,725    $ 6,001,363     $58,599,406
                                                                    ============    ===========     ===========

                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON
                                                                    GROWTH STOCK*   GLOBAL EQUITY*
                                                                   ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $ 2,459,860
  Expenses:
   Asset-based charges............................................     7,068,839       2,768,010
                                                                     -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................    (7,068,839)       (308,150)
                                                                     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    17,225,511      (5,252,249)
   Realized gain distribution from The Trusts.....................            --              --
                                                                     -----------     -----------
  Net realized gain (loss)........................................    17,225,511      (5,252,249)
                                                                     -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.    58,618,642      35,087,167
                                                                     -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    75,844,153      29,834,918
                                                                     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $68,775,314     $29,526,768
                                                                     ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                                       INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                                   --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  672,153     $ 3,254,918   $     85,363
  Expenses:
   Asset-based charges............................................    1,184,132       3,888,615      8,924,500
                                                                     ----------     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (511,979)       (633,697)    (8,839,137)
                                                                     ----------     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,938,613        (939,233)    34,979,394
   Realized gain distribution from The Trusts.....................           --              --     20,876,499
                                                                     ----------     -----------   ------------
  Net realized gain (loss)........................................    2,938,613        (939,233)    55,855,893
                                                                     ----------     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    5,410,605      40,518,355     45,969,209
                                                                     ----------     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    8,349,218      39,579,122    101,825,102
                                                                     ----------     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $7,837,239     $38,945,425   $ 92,985,965
                                                                     ==========     ===========   ============

                                                                   FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                                      MANAGER: GROWTH     CONTRAFUND(R)
                                                                         PORTFOLIO          PORTFOLIO
                                                                   --------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 10,519          $  344,352
  Expenses:
   Asset-based charges............................................         13,387             427,504
                                                                         --------          ----------

NET INVESTMENT INCOME (LOSS)......................................         (2,868)            (83,152)
                                                                         --------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          6,236             584,026
   Realized gain distribution from The Trusts.....................          3,464                  --
                                                                         --------          ----------
  Net realized gain (loss)........................................          9,700             584,026
                                                                         --------          ----------

  Change in unrealized appreciation (depreciation) of investments.        104,949           3,077,180
                                                                         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        114,649           3,661,206
                                                                         --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $111,781          $3,578,054
                                                                         ========          ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $12,894         $12,095         $ 5,673
  Expenses:
   Asset-based charges............................................      10,119           8,429           3,799
                                                                       -------         -------         -------

NET INVESTMENT INCOME (LOSS)......................................       2,775           3,666           1,874
                                                                       -------         -------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,443            (541)            862
   Realized gain distribution from The Trusts.....................      11,410           7,352           3,089
                                                                       -------         -------         -------
  Net realized gain (loss)........................................      18,853           6,811           3,951
                                                                       -------         -------         -------

  Change in unrealized appreciation (depreciation) of investments.      35,709          51,260          21,757
                                                                       -------         -------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      54,562          58,071          25,708
                                                                       -------         -------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $57,337         $61,737         $27,582
                                                                       =======         =======         =======

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    FREEDOM 2030       MID CAP
                                                                      PORTFOLIO       PORTFOLIO
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 5,992       $   49,231
  Expenses:
   Asset-based charges............................................       3,706          176,485
                                                                       -------       ----------

NET INVESTMENT INCOME (LOSS)......................................       2,286         (127,254)
                                                                       -------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      12,393          149,830
   Realized gain distribution from The Trusts.....................       2,457        1,014,418
                                                                       -------       ----------
  Net realized gain (loss)........................................      14,850        1,164,248
                                                                       -------       ----------

  Change in unrealized appreciation (depreciation) of investments.      11,759          295,824
                                                                       -------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      26,609        1,460,072
                                                                       -------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $28,895       $1,332,818
                                                                       =======       ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   FIDELITY(R) VIP                      FRANKLIN
                                                                   STRATEGIC INCOME FRANKLIN INCOME STRATEGIC INCOME
                                                                      PORTFOLIO     SECURITIES FUND SECURITIES FUND
                                                                   ---------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  798,333       $554,181        $1,027,402
  Expenses:
   Asset-based charges............................................       325,821        125,211           214,735
                                                                      ----------       --------        ----------

NET INVESTMENT INCOME (LOSS)......................................       472,512        428,970           812,667
                                                                      ----------       --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (2,200)        47,107            (6,043)
   Realized gain distribution from The Trusts.....................       257,256             --            17,267
                                                                      ----------       --------        ----------
  Net realized gain (loss)........................................       255,056         47,107            11,224
                                                                      ----------       --------        ----------

  Change in unrealized appreciation (depreciation) of investments.     1,032,053        376,251           663,055
                                                                      ----------       --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,287,109        423,358           674,279
                                                                      ----------       --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $1,759,621       $852,328        $1,486,946
                                                                      ==========       ========        ==========

                                                                      FRANKLIN
                                                                    TEMPLETON VIP  GOLDMAN SACHS VIT
                                                                   FOUNDING FUNDS    MID CAP VALUE
                                                                   ALLOCATION FUND       FUND
                                                                   --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 48,121        $   76,277
  Expenses:
   Asset-based charges............................................      25,948           112,073
                                                                      --------        ----------

NET INVESTMENT INCOME (LOSS)......................................      22,173           (35,796)
                                                                      --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       6,857           257,879
   Realized gain distribution from The Trusts.....................          --                --
                                                                      --------        ----------
  Net realized gain (loss)........................................       6,857           257,879
                                                                      --------        ----------

  Change in unrealized appreciation (depreciation) of investments.     184,283           914,258
                                                                      --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     191,140         1,172,137
                                                                      --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $213,313        $1,136,341
                                                                      ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   GUGGENHEIM VT GLOBAL   GUGGENHEIM VT    INVESCO V.I.
                                                                     MANAGED FUTURES       MULTI-HEDGE      DIVERSIFIED
                                                                      STRATEGY FUND     STRATEGIES FUND(1) DIVIDEND FUND
                                                                   -------------------- ------------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $     --            $  3,352        $ 33,482
  Expenses:
   Asset-based charges............................................          8,775               3,837          23,804
                                                                         --------            --------        --------

NET INVESTMENT INCOME (LOSS)......................................         (8,775)               (485)          9,678
                                                                         --------            --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (17,260)             (4,075)         65,012
   Realized gain distribution from The Trusts.....................             --                  --              --
                                                                         --------            --------        --------
  Net realized gain (loss)........................................        (17,260)             (4,075)         65,012
                                                                         --------            --------        --------

  Change in unrealized appreciation (depreciation) of investments.        (49,571)            (13,223)        162,414
                                                                         --------            --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (66,831)            (17,298)        227,426
                                                                         --------            --------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $(75,606)           $(17,783)       $237,104
                                                                         ========            ========        ========

                                                                   INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                    REAL ESTATE FUND      YIELD FUND
                                                                   ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  103,090          $213,742
  Expenses:
   Asset-based charges............................................        314,669            52,970
                                                                       ----------          --------

NET INVESTMENT INCOME (LOSS)......................................       (211,579)          160,772
                                                                       ----------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        193,072            77,271
   Realized gain distribution from The Trusts.....................             --                --
                                                                       ----------          --------
  Net realized gain (loss)........................................        193,072            77,271
                                                                       ----------          --------

  Change in unrealized appreciation (depreciation) of investments.      4,789,083           235,163
                                                                       ----------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,982,155           312,434
                                                                       ----------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $4,770,576          $473,206
                                                                       ==========          ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                              INVESCO VAN
                                                                   INVESCO V.I.  INVESCO V.I. INVESCO V.I.    KAMPEN V.I
                                                                   INTERNATIONAL MID CAP CORE  SMALL CAP       AMERICAN
                                                                    GROWTH FUND  EQUITY FUND  EQUITY FUND  FRANCHISE FUND(1)
                                                                   ------------- ------------ ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  158,527     $     --     $     --        $    --
  Expenses:
   Asset-based charges............................................     164,851       43,433       43,243          3,799
                                                                    ----------     --------     --------        -------

NET INVESTMENT INCOME (LOSS)......................................      (6,324)     (43,433)     (43,243)        (3,799)
                                                                    ----------     --------     --------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     118,249       52,832       10,912         (4,014)
   Realized gain distribution from The Trusts.....................          --       27,099           --             --
                                                                    ----------     --------     --------        -------
  Net realized gain (loss)........................................     118,249       79,931       10,912         (4,014)
                                                                    ----------     --------     --------        -------

  Change in unrealized appreciation (depreciation) of investments.   1,293,351      205,977      352,294         22,605
                                                                    ----------     --------     --------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,411,600      285,908      363,206         18,591
                                                                    ----------     --------     --------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,405,276     $242,475     $319,963        $14,792
                                                                    ==========     ========     ========        =======


                                                                   IVY FUNDS VIP
                                                                   ASSET STRATEGY
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  108,029
  Expenses:
   Asset-based charges............................................      139,690
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................      (31,661)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (92,394)
   Realized gain distribution from The Trusts.....................           --
                                                                     ----------
  Net realized gain (loss)........................................      (92,394)
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.    1,417,021
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,324,627
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,292,966
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   IVY FUNDS VIP               IVY FUNDS VIP
                                                                     DIVIDEND    IVY FUNDS VIP GLOBAL NATURAL IVY FUNDS VIP HIGH
                                                                   OPPORTUNITIES    ENERGY       RESOURCES          INCOME
                                                                   ------------- ------------- -------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  100,896     $      --     $      --        $2,017,166
  Expenses:
   Asset-based charges............................................     134,860       142,755       123,192           452,870
                                                                    ----------     ---------     ---------        ----------

NET INVESTMENT INCOME (LOSS)......................................     (33,964)     (142,755)     (123,192)        1,564,296
                                                                    ----------     ---------     ---------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     353,525       (63,601)     (334,880)          242,222
   Realized gain distribution from The Trusts.....................          --            --       514,269                --
                                                                    ----------     ---------     ---------        ----------
  Net realized gain (loss)........................................     353,525       (63,601)      179,389           242,222
                                                                    ----------     ---------     ---------        ----------

  Change in unrealized appreciation (depreciation) of investments.     648,529       131,360       (99,453)        2,730,920
                                                                    ----------     ---------     ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,002,054        67,759        79,936         2,973,142
                                                                    ----------     ---------     ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  968,090     $ (74,996)    $ (43,256)       $4,537,438
                                                                    ==========     =========     =========        ==========

                                                                   IVY FUNDS VIP
                                                                   MID CAP GROWTH
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $       --
  Expenses:
   Asset-based charges............................................      196,523
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................     (196,523)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      121,158
   Realized gain distribution from The Trusts.....................    1,345,300
                                                                     ----------
  Net realized gain (loss)........................................    1,466,458
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.       71,467
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,537,925
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,341,402
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   IVY FUNDS VIP IVY FUNDS VIP LAZARD RETIREMENT
                                                                    SCIENCE AND    SMALL CAP   EMERGING MARKETS
                                                                    TECHNOLOGY      GROWTH     EQUITY PORTFOLIO
                                                                   ------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $       --     $     --       $  629,420
  Expenses:
   Asset-based charges............................................     132,513       96,241          529,119
                                                                    ----------     --------       ----------

NET INVESTMENT INCOME (LOSS)......................................    (132,513)     (96,241)         100,301
                                                                    ----------     --------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      35,871       95,518          114,112
   Realized gain distribution from The Trusts.....................     639,516      156,435          456,967
                                                                    ----------     --------       ----------
  Net realized gain (loss)........................................     675,387      251,953          571,079
                                                                    ----------     --------       ----------

  Change in unrealized appreciation (depreciation) of investments.   1,374,584        2,988        5,358,804
                                                                    ----------     --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   2,049,971      254,941        5,929,883
                                                                    ----------     --------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,917,458     $158,700       $6,030,184
                                                                    ==========     ========       ==========

                                                                      LORD ABBETT
                                                                   SERIES FUND - BOND      LORD ABBETT
                                                                       DEBENTURE      SERIES FUND - CLASSIC
                                                                       PORTFOLIO         STOCK PORTFOLIO
                                                                   ------------------ ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $127,538            $ 16,206
  Expenses:
   Asset-based charges............................................        25,832              21,254
                                                                        --------            --------

NET INVESTMENT INCOME (LOSS)......................................       101,706              (5,048)
                                                                        --------            --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (1,018)              4,018
   Realized gain distribution from The Trusts.....................        28,451                  --
                                                                        --------            --------
  Net realized gain (loss)........................................        27,433               4,018
                                                                        --------            --------

  Change in unrealized appreciation (depreciation) of investments.        33,769             152,938
                                                                        --------            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        61,202             156,956
                                                                        --------            --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $162,908            $151,908
                                                                        ========            ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                         LORD ABBETT
                                                                    SERIES FUND - GROWTH   MFS(R) INTERNATIONAL
                                                                   OPPORTUNITIES PORTFOLIO   VALUE PORTFOLIO
                                                                   ----------------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................        $  2,532              $  268,985
  Expenses:
   Asset-based charges............................................          14,058                 265,221
                                                                          --------              ----------

NET INVESTMENT INCOME (LOSS)......................................         (11,526)                  3,764
                                                                          --------              ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (81,436)                310,313
   Realized gain distribution from The Trusts.....................          59,165                      --
                                                                          --------              ----------
  Net realized gain (loss)........................................         (22,271)                310,313
                                                                          --------              ----------

  Change in unrealized appreciation (depreciation) of investments.         106,472               2,059,003
                                                                          --------              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............          84,201               2,369,316
                                                                          --------              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...        $ 72,675              $2,373,080
                                                                          ========              ==========

                                                                    MFS(R) INVESTORS   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                   GROWTH STOCK SERIES   TRUST SERIES       PORTFOLIO
                                                                   ------------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $  8,781           $ 26,033         $     --
  Expenses:
   Asset-based charges............................................        55,572             48,364           66,976
                                                                        --------           --------         --------

NET INVESTMENT INCOME (LOSS)......................................       (46,791)           (22,331)         (66,976)
                                                                        --------           --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        89,016             87,167          243,161
   Realized gain distribution from The Trusts.....................       193,494                 --               --
                                                                        --------           --------         --------
  Net realized gain (loss)........................................       282,510             87,167          243,161
                                                                        --------           --------         --------

  Change in unrealized appreciation (depreciation) of investments.       274,670            421,339          285,906
                                                                        --------           --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       557,180            508,506          529,067
                                                                        --------           --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $510,389           $486,175         $462,091
                                                                        ========           ========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER
                                                                        SERIES      AGGRESSIVE EQUITY*  CORE BOND*
                                                                   ---------------- ------------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $555,558        $ 1,122,812     $ 28,559,676
  Expenses:
   Asset-based charges............................................      119,471          7,196,468       20,326,216
                                                                       --------        -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................      436,087         (6,073,656)       8,233,460
                                                                       --------        -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      122,954          2,194,779        7,352,172
   Realized gain distribution from The Trusts.....................           --                 --       67,733,767
                                                                       --------        -----------     ------------
  Net realized gain (loss)........................................      122,954          2,194,779       75,085,939
                                                                       --------        -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.      342,860         61,827,204      (31,678,987)
                                                                       --------        -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      465,814         64,021,983       43,406,952
                                                                       --------        -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $901,901        $57,948,327     $ 51,640,412
                                                                       ========        ===========     ============

                                                                   MULTIMANAGER   MULTIMANAGER
                                                                   INTERNATIONAL LARGE CAP CORE
                                                                      EQUITY*       EQUITY*
                                                                   ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  4,808,901   $   766,428
  Expenses:
   Asset-based charges............................................    5,066,213     1,966,099
                                                                   ------------   -----------

NET INVESTMENT INCOME (LOSS)......................................     (257,312)   (1,199,671)
                                                                   ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (28,522,386)      226,171
   Realized gain distribution from The Trusts.....................           --            --
                                                                   ------------   -----------
  Net realized gain (loss)........................................  (28,522,386)      226,171
                                                                   ------------   -----------

  Change in unrealized appreciation (depreciation) of investments.   79,675,953    16,744,124
                                                                   ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   51,153,567    16,970,295
                                                                   ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 50,896,255   $15,770,624
                                                                   ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                                   LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE*
                                                                   ---------------- --------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,886,897     $        --    $ 1,289,825
  Expenses:
   Asset-based charges............................................      4,866,686       4,408,175      5,127,319
                                                                     ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................       (979,789)     (4,408,175)    (3,837,494)
                                                                     ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (11,884,696)      7,131,839      4,038,339
   Realized gain distribution from The Trusts.....................             --              --             --
                                                                     ------------     -----------    -----------
  Net realized gain (loss)........................................    (11,884,696)      7,131,839      4,038,339
                                                                     ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.     55,946,962      35,531,754     43,380,386
                                                                     ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     44,062,266      42,663,593     47,418,725
                                                                     ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ 43,082,477     $38,255,418    $43,581,231
                                                                     ============     ===========    ===========

                                                                      MULTIMANAGER      MULTIMANAGER
                                                                   MULTI-SECTOR BOND* SMALL CAP GROWTH*
                                                                   ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 14,825,301       $        --
  Expenses:
   Asset-based charges............................................       9,265,669         2,818,571
                                                                      ------------       -----------

NET INVESTMENT INCOME (LOSS)......................................       5,559,632        (2,818,571)
                                                                      ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (19,944,496)        6,168,344
   Realized gain distribution from The Trusts.....................              --                --
                                                                      ------------       -----------
  Net realized gain (loss)........................................     (19,944,496)        6,168,344
                                                                      ------------       -----------

  Change in unrealized appreciation (depreciation) of investments.      37,790,573        14,595,672
                                                                      ------------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      17,846,077        20,764,016
                                                                      ------------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 23,405,709       $17,945,445
                                                                      ============       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012




                                                                     MULTIMANAGER   MULTIMANAGER  MUTUAL SHARES
                                                                   SMALL CAP VALUE* TECHNOLOGY*  SECURITIES FUND
                                                                   ---------------- ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  2,206,738   $        --     $140,038
  Expenses:
   Asset-based charges............................................      5,583,189     5,929,615       94,596
                                                                     ------------   -----------     --------

NET INVESTMENT INCOME (LOSS)......................................     (3,376,451)   (5,929,615)      45,442
                                                                     ------------   -----------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (15,765,369)   22,305,540       71,184
   Realized gain distribution from The Trusts.....................             --            --           --
                                                                     ------------   -----------     --------
  Net realized gain (loss)........................................    (15,765,369)   22,305,540       71,184
                                                                     ------------   -----------     --------

  Change in unrealized appreciation (depreciation) of investments.     73,413,256    25,797,857      649,521
                                                                     ------------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     57,647,887    48,103,397      720,705
                                                                     ------------   -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ 54,271,436   $42,173,782     $766,147
                                                                     ============   ===========     ========

                                                                       PIMCO VARIABLE      PIMCO VARIABLE
                                                                      INSURANCE TRUST     INSURANCE TRUST
                                                                   COMMODITYREALRETURN(R) EMERGING MARKETS
                                                                     STRATEGY PORTFOLIO    BOND PORTFOLIO
                                                                   ---------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 337,587           $  594,697
  Expenses:
   Asset-based charges............................................         199,767              182,026
                                                                         ---------           ----------

NET INVESTMENT INCOME (LOSS)......................................         137,820              412,671
                                                                         ---------           ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (184,695)             176,849
   Realized gain distribution from The Trusts.....................         499,901                   --
                                                                         ---------           ----------
  Net realized gain (loss)........................................         315,206              176,849
                                                                         ---------           ----------

  Change in unrealized appreciation (depreciation) of investments.         (77,214)           1,195,472
                                                                         ---------           ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         237,992            1,372,321
                                                                         ---------           ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $ 375,812           $1,784,992
                                                                         =========           ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   PIMCO VARIABLE  PIMCO VARIABLE
                                                                   INSURANCE TRUST INSURANCE TRUST
                                                                     REAL RETURN    TOTAL RETURN                    PROFUND VP
                                                                      PORTFOLIO       PORTFOLIO    PROFUND VP BEAR BIOTECHNOLOGY
                                                                   --------------- --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  445,407      $1,752,237       $      --     $       --
  Expenses:
   Asset-based charges............................................      674,356       1,048,158           9,579         50,286
                                                                     ----------      ----------       ---------     ----------

NET INVESTMENT INCOME (LOSS)......................................     (228,949)        704,079          (9,579)       (50,286)
                                                                     ----------      ----------       ---------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      611,485          14,279        (130,868)       247,335
   Realized gain distribution from The Trusts.....................    2,619,509       1,500,014              --             --
                                                                     ----------      ----------       ---------     ----------
  Net realized gain (loss)........................................    3,230,994       1,514,293        (130,868)       247,335
                                                                     ----------      ----------       ---------     ----------

  Change in unrealized appreciation (depreciation) of investments.       (1,670)      2,994,478          (8,970)       812,125
                                                                     ----------      ----------       ---------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    3,229,324       4,508,771        (139,838)     1,059,460
                                                                     ----------      ----------       ---------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $3,000,375      $5,212,850       $(149,417)    $1,009,174
                                                                     ==========      ==========       =========     ==========

                                                                    T. ROWE PRICE
                                                                   HEALTH SCIENCES
                                                                      PORTFOLIO
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $       --
  Expenses:
   Asset-based charges............................................      131,967
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................     (131,967)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      527,535
   Realized gain distribution from The Trusts.....................      197,098
                                                                     ----------
  Net realized gain (loss)........................................      724,633
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.    1,362,536
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    2,087,169
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,955,202
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                       TEMPLETON                           TEMPLETON
                                                                   DEVELOPING MARKETS TEMPLETON FOREIGN   GLOBAL BOND
                                                                    SECURITIES FUND    SECURITIES FUND  SECURITIES FUND
                                                                   ------------------ ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  73,362          $162,663        $3,603,340
  Expenses:
   Asset-based charges............................................        75,469            76,623           800,723
                                                                       ---------          --------        ----------

NET INVESTMENT INCOME (LOSS)......................................        (2,107)           86,040         2,802,617
                                                                       ---------          --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (114,576)          (14,843)           38,242
   Realized gain distribution from The Trusts.....................            --                --            90,462
                                                                       ---------          --------        ----------
  Net realized gain (loss)........................................      (114,576)          (14,843)          128,704
                                                                       ---------          --------        ----------

  Change in unrealized appreciation (depreciation) of investments.       637,300           698,170         3,639,624
                                                                       ---------          --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       522,724           683,327         3,768,328
                                                                       ---------          --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 520,617          $769,367        $6,570,945
                                                                       =========          ========        ==========

                                                                   TEMPLETON GROWTH VAN ECK VIP GLOBAL
                                                                   SECURITIES FUND   HARD ASSETS FUND
                                                                   ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 24,657        $   123,214
  Expenses:
   Asset-based charges............................................       16,510            273,130
                                                                       --------        -----------

NET INVESTMENT INCOME (LOSS)......................................        8,147           (149,916)
                                                                       --------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       19,120            (46,370)
   Realized gain distribution from The Trusts.....................           --          1,485,285
                                                                       --------        -----------
  Net realized gain (loss)........................................       19,120          1,438,915
                                                                       --------        -----------

  Change in unrealized appreciation (depreciation) of investments.      185,071         (1,146,130)
                                                                       --------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      204,191            292,785
                                                                       --------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $212,338        $   142,869
                                                                       ========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     ALL ASSET
                                                                                                  GROWTH-ALT 20*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    7,814  $   25,878
  Net realized gain (loss) on investments....................................................    142,052     168,732
  Change in unrealized appreciation (depreciation) of investments............................    309,608    (415,166)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    459,474    (220,556)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,003,340   2,582,818
   Transfers between Variable Investment Options including guaranteed interest account, net..   (177,686)     (8,116)
   Transfers for contract benefits and terminations..........................................    (73,700)    (61,588)
   Contract maintenance charges..............................................................     (1,176)       (449)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    750,778   2,512,665
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     10,501          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,220,753   2,292,109
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,032,030   1,739,921
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,252,783  $4,032,030
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        157         298
  Redeemed...................................................................................        (93)        (83)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         64         215
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                               ALLIANCEBERNSTEIN VPS
                                                                                                  BALANCED WEALTH
                                                                                               STRATEGY PORTFOLIO**
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   16,459  $   10,611
  Net realized gain (loss) on investments....................................................     14,870      60,811
  Change in unrealized appreciation (depreciation) of investments............................    250,906    (127,670)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    282,235     (56,248)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    577,286     896,253
   Transfers between Variable Investment Options including guaranteed interest account, net..    154,273    (630,247)
   Transfers for contract benefits and terminations..........................................   (123,045)    (37,767)
   Contract maintenance charges..............................................................       (295)       (196)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    608,219     228,043
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        421          (6)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    890,875     171,789
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,189,452   2,017,663
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,080,327  $2,189,452
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         84         232
  Redeemed...................................................................................        (30)       (207)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         54          25
                                                                                              ==========  ==========

                                                                                               ALLIANCEBERNSTEIN VPS
                                                                                               INTERNATIONAL GROWTH
                                                                                                    PORTFOLIO**
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,250  $   36,435
  Net realized gain (loss) on investments....................................................    (84,064)     39,912
  Change in unrealized appreciation (depreciation) of investments............................    603,174    (689,783)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    521,360    (613,436)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    970,646   2,594,507
   Transfers between Variable Investment Options including guaranteed interest account, net..    (50,185)    117,477
   Transfers for contract benefits and terminations..........................................   (280,815)    (69,051)
   Contract maintenance charges..............................................................       (783)       (253)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    638,863   2,642,680
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        414          88
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,160,637   2,029,332
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,650,027   1,620,695
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,810,664  $3,650,027
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        156         393
  Redeemed...................................................................................        (93)       (144)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         63         249
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                AMERICAN CENTURY VP
                                                                                                LARGE COMPANY VALUE
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    4,080  $    1,271
  Net realized gain (loss) on investments....................................................    125,936       9,333
  Change in unrealized appreciation (depreciation) of investments............................     83,279      (6,119)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    213,295       4,485
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    630,073     643,571
   Transfers between Variable Investment Options including guaranteed interest account, net..   (387,951)    167,706
   Transfers for contract benefits and terminations..........................................    (26,425)    (20,504)
   Contract maintenance charges..............................................................       (325)       (121)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    215,372     790,652
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        270          24
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    428,937     795,161
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,180,273     385,112
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,609,210  $1,180,273
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):....................................................................
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................        166         124
  Redeemed...................................................................................       (147)        (51)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         19          73
                                                                                              ==========  ==========

                                                                                                AMERICAN CENTURY VP
                                                                                                MID CAP VALUE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   39,475  $   (5,268)
  Net realized gain (loss) on investments....................................................    507,958     119,447
  Change in unrealized appreciation (depreciation) of investments............................    536,954    (220,563)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,084,387    (106,384)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,570,322   3,726,053
   Transfers between Variable Investment Options including guaranteed interest account, net..    641,328     452,047
   Transfers for contract benefits and terminations..........................................   (262,773)   (114,910)
   Contract maintenance charges..............................................................     (1,169)       (388)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,947,708   4,062,802
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      6,934          65
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,039,029   3,956,483
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,610,483   2,654,000
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $9,649,512  $6,610,483
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):....................................................................
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................        229         421
  Redeemed...................................................................................        (78)        (87)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        151         334
                                                                                              ==========  ==========

                                                                                                      AXA AGGRESSIVE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (18,153,074) $   (7,837,406)
  Net realized gain (loss) on investments....................................................   (128,283,948)   (132,389,538)
  Change in unrealized appreciation (depreciation) of investments............................    458,867,595    (120,967,030)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    312,430,573    (261,193,974)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     36,313,934      43,519,232
   Transfers between Variable Investment Options including guaranteed interest account, net..   (134,496,724)    (80,097,741)
   Transfers for contract benefits and terminations..........................................   (127,466,677)   (134,658,552)
   Contract maintenance charges..............................................................    (42,732,300)    (43,695,594)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (268,381,767)   (214,932,655)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --          10,000
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     44,048,806    (476,116,629)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,603,639,593   3,079,756,222
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $2,647,688,399  $2,603,639,593
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):....................................................................
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            252             762
  Redeemed...................................................................................           (193)           (254)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             59             508
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          7,927          78,434
  Redeemed...................................................................................        (30,267)        (97,194)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (22,340)        (18,760)
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS II
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      AXA BALANCED
                                                                                                        STRATEGY*
                                                                                              ----------------------------
                                                                                                   2012           2011
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (6,469,195) $    (97,206)
  Net realized gain (loss) on investments....................................................      4,497,212    13,889,110
  Change in unrealized appreciation (depreciation) of investments............................     70,120,688   (44,102,675)
                                                                                              --------------  ------------

  Net Increase (decrease) in net assets from operations......................................     68,148,705   (30,310,771)
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    243,747,752   309,450,004
   Transfers between Variable Investment Options including guaranteed interest account, net..     98,097,074   101,247,087
   Transfers for contract benefits and terminations..........................................    (32,020,327)  (17,353,859)
   Contract maintenance charges..............................................................    (13,375,848)   (7,456,948)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    296,448,651   385,886,284
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         47,199            --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    364,644,555   355,575,513
NET ASSETS -- BEGINNING OF PERIOD............................................................    864,399,408   508,823,895
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,229,043,963  $864,399,408
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         29,287        63,063
  Redeemed...................................................................................         (4,289)      (29,176)
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         24,998        33,887
                                                                                              ==============  ============

                                                                                                     AXA CONSERVATIVE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (13,464,695) $    4,512,944
  Net realized gain (loss) on investments....................................................     30,558,291      69,805,397
  Change in unrealized appreciation (depreciation) of investments............................     43,254,626     (67,785,829)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     60,348,222       6,532,512
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     23,290,493      21,963,360
   Transfers between Variable Investment Options including guaranteed interest account, net..    122,551,079     198,639,034
   Transfers for contract benefits and terminations..........................................   (173,296,243)   (156,298,886)
   Contract maintenance charges..............................................................    (29,320,552)    (27,515,664)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    (56,775,223)     36,787,844
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          9,999              --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................      3,582,998      43,320,356
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,014,563,659   1,971,243,303
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $2,018,146,657  $2,014,563,659
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         29,286          98,971
  Redeemed...................................................................................        (34,020)        (95,891)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (4,734)          3,080
                                                                                              ==============  ==============

                                                                                                   AXA CONSERVATIVE
                                                                                                   GROWTH STRATEGY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,385,387) $    153,878
  Net realized gain (loss) on investments....................................................    2,252,377     8,463,398
  Change in unrealized appreciation (depreciation) of investments............................   29,875,274   (20,308,190)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   28,742,264   (11,690,914)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  105,248,287   150,007,441
   Transfers between Variable Investment Options including guaranteed interest account, net..   56,203,117    51,214,344
   Transfers for contract benefits and terminations..........................................  (22,241,088)  (13,217,159)
   Contract maintenance charges..............................................................   (6,925,620)   (3,959,736)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  132,284,696   184,044,890
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       25,799            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  161,052,759   172,353,976
NET ASSETS -- BEGINNING OF PERIOD............................................................  456,131,507   283,777,531
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $617,184,266  $456,131,507
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       15,190        32,570
  Redeemed...................................................................................       (3,784)      (16,066)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       11,406        16,504
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   AXA CONSERVATIVE
                                                                                                       STRATEGY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,063,117) $    688,791
  Net realized gain (loss) on investments....................................................    1,554,719     4,795,128
  Change in unrealized appreciation (depreciation) of investments............................   10,842,844    (7,823,887)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   10,334,446    (2,339,968)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   83,154,234    95,226,052
   Transfers between Variable Investment Options including guaranteed interest account, net..   56,079,591    57,282,445
   Transfers for contract benefits and terminations..........................................  (19,521,890)   (8,768,293)
   Contract maintenance charges..............................................................   (4,501,873)   (2,484,384)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  115,210,062   141,255,820
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       16,000            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  125,560,508   138,915,852
NET ASSETS -- BEGINNING OF PERIOD............................................................  305,370,441   166,454,589
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $430,930,949  $305,370,441
                                                                                              ============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       16,079        28,043
  Redeemed...................................................................................       (5,724)      (15,025)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       10,355        13,018
                                                                                              ============  ============

                                                                                                   AXA CONSERVATIVE-PLUS
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (11,681,930) $      169,631
  Net realized gain (loss) on investments....................................................     (1,094,303)     (4,867,296)
  Change in unrealized appreciation (depreciation) of investments............................    106,819,312     (32,019,775)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     94,043,079     (36,717,440)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     18,068,478      21,808,851
   Transfers between Variable Investment Options including guaranteed interest account, net..     53,608,168      20,679,821
   Transfers for contract benefits and terminations..........................................   (125,871,113)   (111,163,203)
   Contract maintenance charges..............................................................    (23,678,678)    (22,706,778)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    (77,873,145)    (91,381,309)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --          10,002
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     16,169,934    (128,088,747)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,647,623,397   1,775,712,144
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,663,793,331  $1,647,623,397
                                                                                              ==============  ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         12,692          65,569
  Redeemed...................................................................................        (19,078)        (73,232)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (6,386)         (7,663)
                                                                                              ==============  ==============

                                                                                                  AXA GROWTH STRATEGY*
                                                                                              ----------------------------
                                                                                                   2012           2011
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (5,732,307) $ (1,134,237)
  Net realized gain (loss) on investments....................................................      6,055,060    14,965,651
  Change in unrealized appreciation (depreciation) of investments............................     76,852,004   (57,312,397)
                                                                                              --------------  ------------

  Net Increase (decrease) in net assets from operations......................................     77,174,757   (43,480,983)
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    198,361,820   188,419,136
   Transfers between Variable Investment Options including guaranteed interest account, net..     59,754,709    35,713,252
   Transfers for contract benefits and terminations..........................................    (25,753,409)  (18,855,526)
   Contract maintenance charges..............................................................    (10,715,982)   (7,529,929)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    221,647,138   197,746,933
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         39,001            --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    298,860,896   154,265,950
NET ASSETS -- BEGINNING OF PERIOD............................................................    726,177,042   571,911,092
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,025,037,938  $726,177,042
                                                                                              ==============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         21,226        45,673
  Redeemed...................................................................................         (3,956)      (29,995)
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         17,270        15,678
                                                                                              ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA MODERATE
                                                                                                     ALLOCATION*
                                                                                           ------------------------------
                                                                                                2012            2011
                                                                                           --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................ $  (50,096,350) $     (912,298)
  Net realized gain (loss) on investments.................................................    (86,897,586)     10,290,581
  Change in unrealized appreciation (depreciation) of investments.........................    611,536,153    (282,428,494)
                                                                                           --------------  --------------

  Net Increase (decrease) in net assets from operations...................................    474,542,217    (273,050,211)
                                                                                           --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................................     75,884,979      98,626,591
   Transfers between Variable Investment Options including guaranteed interest account,
    net...................................................................................     (5,665,803)    (44,218,143)
   Transfers for contract benefits and terminations.......................................   (483,095,642)   (460,701,810)
   Contract maintenance charges...........................................................    (97,758,813)    (96,642,543)
                                                                                           --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions...................   (510,635,279)   (502,935,905)
                                                                                           --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49............             --           9,999
                                                                                           --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.........................................................    (36,093,062)   (775,976,117)
NET ASSETS -- BEGINNING OF PERIOD.........................................................  6,771,103,898   7,547,080,015
                                                                                           --------------  --------------

NET ASSETS -- END OF PERIOD............................................................... $6,735,010,836  $6,771,103,898
                                                                                           ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..................................................................................            710           2,039
  Redeemed................................................................................           (314)           (627)
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................            396           1,412
                                                                                           ==============  ==============
UNIT ACTIVITY CLASS B
  Issued..................................................................................          9,231         160,765
  Redeemed................................................................................        (42,499)       (194,975)
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................        (33,268)        (34,210)
                                                                                           ==============  ==============

                                                                                                 AXA MODERATE GROWTH
                                                                                                      STRATEGY*
                                                                                           ------------------------------
                                                                                                2012            2011
                                                                                           --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................ $  (18,971,462) $   (2,051,878)
  Net realized gain (loss) on investments.................................................     11,342,142      34,241,118
  Change in unrealized appreciation (depreciation) of investments.........................    209,834,831    (136,025,864)
                                                                                           --------------  --------------

  Net Increase (decrease) in net assets from operations...................................    202,205,511    (103,836,624)
                                                                                           --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................................    455,092,013     876,199,474
   Transfers between Variable Investment Options including guaranteed interest account,
    net...................................................................................    180,280,839     258,929,557
   Transfers for contract benefits and terminations.......................................    (76,571,911)    (36,907,165)
   Contract maintenance charges...........................................................    (35,432,764)    (18,675,823)
                                                                                           --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions...................    523,368,177   1,079,546,043
                                                                                           --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49............         82,001          31,998
                                                                                           --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.........................................................    725,655,689     975,741,417
NET ASSETS -- BEGINNING OF PERIOD.........................................................  2,245,022,509   1,269,281,092
                                                                                           --------------  --------------

NET ASSETS -- END OF PERIOD............................................................... $2,970,678,198  $2,245,022,509
                                                                                           ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..................................................................................             --              --
  Redeemed................................................................................             --              --
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................             --              --
                                                                                           ==============  ==============
UNIT ACTIVITY CLASS B
  Issued..................................................................................         52,914         161,630
  Redeemed................................................................................         (9,126)        (66,797)
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................         43,788          94,833
                                                                                           ==============  ==============

                                                                                                  AXA MODERATE-PLUS
                                                                                                     ALLOCATION*
                                                                                           -------------------------------
                                                                                                2012             2011
                                                                                           --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................ $  (71,320,482) $   (14,232,032)
  Net realized gain (loss) on investments.................................................   (208,239,527)     (58,496,829)
  Change in unrealized appreciation (depreciation) of investments.........................  1,186,796,460     (591,443,510)
                                                                                           --------------  ---------------

  Net Increase (decrease) in net assets from operations...................................    907,236,451     (664,172,371)
                                                                                           --------------  ---------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................................    111,916,080      140,977,747
   Transfers between Variable Investment Options including guaranteed interest account,
    net...................................................................................   (290,387,735)    (232,647,391)
   Transfers for contract benefits and terminations.......................................   (557,821,605)    (561,458,487)
   Contract maintenance charges...........................................................   (150,898,069)    (152,491,867)
                                                                                           --------------  ---------------

  Net increase (decrease) in net assets from contractowner transactions...................   (887,191,329)    (805,619,998)
                                                                                           --------------  ---------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49............             --            9,998
                                                                                           --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS.........................................................     20,045,122   (1,469,782,371)
NET ASSETS -- BEGINNING OF PERIOD.........................................................  9,523,626,654   10,993,409,025
                                                                                           --------------  ---------------

NET ASSETS -- END OF PERIOD............................................................... $9,543,671,776  $ 9,523,626,654
                                                                                           ==============  ===============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..................................................................................            564            2,029
  Redeemed................................................................................           (654)            (552)
                                                                                           --------------  ---------------
  Net Increase (Decrease).................................................................            (90)           1,477
                                                                                           ==============  ===============
UNIT ACTIVITY CLASS B
  Issued..................................................................................          7,667          235,695
  Redeemed................................................................................        (78,121)        (301,845)
                                                                                           --------------  ---------------
  Net Increase (Decrease).................................................................        (70,454)         (66,150)
                                                                                           ==============  ===============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA TACTICAL
                                                                                                    MANAGER 400*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (699,118) $  (472,288)
  Net realized gain (loss) on investments....................................................   1,019,339    1,144,008
  Change in unrealized appreciation (depreciation) of investments............................   7,109,268   (4,474,436)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   7,429,489   (3,802,716)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   9,638,510   18,261,240
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,070,943    9,018,504
   Transfers for contract benefits and terminations..........................................    (977,937)    (577,831)
   Contract maintenance charges..............................................................    (713,260)    (331,917)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  11,018,256   26,369,996
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       2,000       10,000
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   18,449,745   22,577,280
NET ASSETS -- BEGINNING OF PERIOD............................................................   45,223,763   22,646,483
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $63,673,508  $45,223,763
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,278        3,179
  Redeemed...................................................................................        (384)      (1,018)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         894        2,161
                                                                                              ===========  ===========

                                                                                                     AXA TACTICAL
                                                                                                     MANAGER 500*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,158,814) $   (669,305)
  Net realized gain (loss) on investments....................................................    3,753,809     1,769,021
  Change in unrealized appreciation (depreciation) of investments............................   12,922,809    (5,874,420)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   15,517,804    (4,774,704)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   22,985,178    41,660,684
   Transfers between Variable Investment Options including guaranteed interest account, net..   12,688,113    19,051,029
   Transfers for contract benefits and terminations..........................................   (2,279,802)   (1,297,339)
   Contract maintenance charges..............................................................   (1,749,770)     (775,254)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   31,643,719    58,639,120
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        4,999         9,999
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    47,166,522    53,874,415
NET ASSETS -- BEGINNING OF PERIOD............................................................   105,424,675    51,550,260
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $152,591,197  $105,424,675
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,638         8,076
  Redeemed...................................................................................         (895)       (2,811)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,743         5,265
                                                                                              ============  ============

                                                                                                    AXA TACTICAL
                                                                                                    MANAGER 2000*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (698,683) $  (520,869)
  Net realized gain (loss) on investments....................................................   1,351,447    1,122,924
  Change in unrealized appreciation (depreciation) of investments............................   7,059,438   (5,274,245)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   7,712,202   (4,672,190)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  10,609,788   19,845,935
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,761,774   10,514,712
   Transfers for contract benefits and terminations..........................................  (1,074,815)    (607,144)
   Contract maintenance charges..............................................................    (786,504)    (368,555)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  12,510,243   29,384,948
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       2,998       10,001
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   20,225,443   24,722,759
NET ASSETS -- BEGINNING OF PERIOD............................................................   49,792,220   25,069,461
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $70,017,663  $49,792,220
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,391        3,438
  Redeemed...................................................................................        (371)      (1,035)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       1,020        2,403
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 AXA TACTICAL MANAGER
                                                                                                    INTERNATIONAL*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (812,733) $    251,817
  Net realized gain (loss) on investments....................................................      187,892       719,422
  Change in unrealized appreciation (depreciation) of investments............................   14,915,004   (13,913,157)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   14,290,163   (12,941,918)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   16,036,205    31,441,196
   Transfers between Variable Investment Options including guaranteed interest account, net..    5,105,696    19,704,729
   Transfers for contract benefits and terminations..........................................   (1,634,129)   (1,085,791)
   Contract maintenance charges..............................................................   (1,304,524)     (655,201)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   18,203,248    49,404,933
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        5,002        34,169
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   32,498,413    36,497,184
NET ASSETS -- BEGINNING OF PERIOD............................................................   79,241,374    42,744,190
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $111,739,787  $ 79,241,374
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,162         7,514
  Redeemed...................................................................................       (1,052)       (2,373)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,110         5,141
                                                                                              ============  ============
UNIT ACTIVITY CLASS III
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                              AXA ULTRA CONSERVATIVE
                                                                                                 STRATEGY*(F)
                                                                                              ---------------------
                                                                                                2012        2011
                                                                                               --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (116)   $    428
  Net realized gain (loss) on investments....................................................    6,627        (101)
  Change in unrealized appreciation (depreciation) of investments............................     (795)        410
                                                                                               --------   --------

  Net Increase (decrease) in net assets from operations......................................    5,716         737
                                                                                               --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................       --          34
   Transfers between Variable Investment Options including guaranteed interest account, net..  223,713          --
   Transfers for contract benefits and terminations..........................................  (26,764)         --
   Contract maintenance charges..............................................................   (8,098)         --
                                                                                               --------   --------

  Net increase (decrease) in net assets from contractowner transactions......................  188,851          34
                                                                                               --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       --     100,000
                                                                                               --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  194,567     100,771
NET ASSETS -- BEGINNING OF PERIOD............................................................  100,771          --
                                                                                               --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $295,338    $100,771
                                                                                               ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       93           2
  Redeemed...................................................................................      (74)         (2)
                                                                                               --------   --------
  Net Increase (Decrease)....................................................................       19          --
                                                                                               ========   ========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................       --          --
  Redeemed...................................................................................       --          --
                                                                                               --------   --------
  Net Increase (Decrease)....................................................................       --          --
                                                                                               ========   ========

                                                                                                  BLACKROCK GLOBAL
                                                                                                ALLOCATION V.I. FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    19,107  $   440,691
  Net realized gain (loss) on investments....................................................     482,998      967,784
  Change in unrealized appreciation (depreciation) of investments............................   2,197,597   (2,940,562)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,699,702   (1,532,087)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,544,152   11,500,152
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,113,185      704,480
   Transfers for contract benefits and terminations..........................................  (2,119,215)    (647,292)
   Contract maintenance charges..............................................................      (7,172)      (4,376)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,530,950   11,552,964
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          16           (4)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,230,668   10,020,873
NET ASSETS -- BEGINNING OF PERIOD............................................................  30,084,322   20,063,449
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $37,314,990  $30,084,322
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................         977        2,048
  Redeemed...................................................................................        (559)        (988)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         418        1,060
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                BLACKROCK LARGE CAP
                                                                                                 GROWTH V.I. FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (12,976) $  (17,410)
  Net realized gain (loss) on investments....................................................    620,828     185,315
  Change in unrealized appreciation (depreciation) of investments............................     78,892    (303,852)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    686,744    (135,947)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    930,442   2,608,022
   Transfers between Variable Investment Options including guaranteed interest account, net..    146,295     806,438
   Transfers for contract benefits and terminations..........................................   (282,836)    (81,958)
   Contract maintenance charges..............................................................     (1,328)       (392)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    792,573   3,332,110
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         37          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,479,354   3,196,163
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,041,764   1,845,601
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,521,118  $5,041,764
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................        172         481
  Redeemed...................................................................................       (111)       (210)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         61         271
                                                                                              ==========  ==========

                                                                                                 EQ/ALLIANCEBERNSTEIN
                                                                                                    DYNAMIC WEALTH
                                                                                               STRATEGIES PORTFOLIO*(B)
                                                                                              -------------------------
                                                                                                  2012          2011
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,899,165) $   (87,485)
  Net realized gain (loss) on investments....................................................    2,656,800        2,706
  Change in unrealized appreciation (depreciation) of investments............................   10,288,959      315,296
                                                                                              ------------  -----------

  Net Increase (decrease) in net assets from operations......................................   11,046,594      230,517
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  186,546,106   44,391,074
   Transfers between Variable Investment Options including guaranteed interest account, net..   90,063,860   11,502,988
   Transfers for contract benefits and terminations..........................................   (3,636,259)     (28,188)
   Contract maintenance charges..............................................................   (1,282,773)      (2,518)
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  271,690,934   55,863,356
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............   (1,042,003)  10,000,000
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  281,695,525   66,093,873
NET ASSETS -- BEGINNING OF PERIOD............................................................   66,093,873           --
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $347,789,398  $66,093,873
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       29,210        5,981
  Redeemed...................................................................................       (1,598)         (35)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................       27,612        5,946
                                                                                              ============  ===========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========

                                                                                                 EQ/ALLIANCEBERNSTEIN
                                                                                                   SMALL CAP GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,857,373) $ (6,799,447)
  Net realized gain (loss) on investments....................................................   40,405,718    26,784,309
  Change in unrealized appreciation (depreciation) of investments............................   24,365,110   (31,803,951)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   58,913,455   (11,819,089)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   11,313,332    11,563,514
   Transfers between Variable Investment Options including guaranteed interest account, net..   (1,667,242)    9,512,745
   Transfers for contract benefits and terminations..........................................  (28,893,050)  (31,701,606)
   Contract maintenance charges..............................................................   (6,224,588)   (5,886,946)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (25,471,548)  (16,512,293)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       80,002        20,409
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   33,521,909   (28,310,973)
NET ASSETS -- BEGINNING OF PERIOD............................................................  436,103,998   464,414,971
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $469,625,907  $436,103,998
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          214           266
  Redeemed...................................................................................          (65)         (176)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          149            90
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,125        16,215
  Redeemed...................................................................................       (4,622)      (17,288)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,497)       (1,073)
                                                                                              ============  ============
UNIT ACTIVITY CLASS III
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQ/AXA FRANKLIN SMALL CAP
                                                                                                      VALUE CORE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,045,189) $ (1,791,109)
  Net realized gain (loss) on investments....................................................    7,866,906     7,683,824
  Change in unrealized appreciation (depreciation) of investments............................   11,312,282   (21,073,127)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   18,133,999   (15,180,412)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    5,074,686     7,018,166
   Transfers between Variable Investment Options including guaranteed interest account, net..   (4,589,951)    7,678,227
   Transfers for contract benefits and terminations..........................................   (6,246,506)   (6,850,645)
   Contract maintenance charges..............................................................   (2,113,196)   (2,020,057)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (7,874,967)    5,825,691
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        1,401        10,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   10,260,433    (9,344,720)
NET ASSETS -- BEGINNING OF PERIOD............................................................  125,396,849   134,741,569
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $135,657,282  $125,396,849
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           51           192
  Redeemed...................................................................................          (58)         (131)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           (7)           61
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,883         8,970
  Redeemed...................................................................................       (3,725)       (8,439)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (842)          531
                                                                                              ============  ============

                                                                                               EQ/BLACKROCK BASIC VALUE
                                                                                                        EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    655,251  $ (1,692,781)
  Net realized gain (loss) on investments....................................................   (5,536,706)  (10,326,397)
  Change in unrealized appreciation (depreciation) of investments............................  105,526,867   (29,669,224)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................  100,645,412   (41,688,402)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   15,313,160    36,075,898
   Transfers between Variable Investment Options including guaranteed interest account, net..   (3,659,886)   59,763,482
   Transfers for contract benefits and terminations..........................................  (54,196,077)  (51,303,512)
   Contract maintenance charges..............................................................  (12,271,428)  (11,132,799)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (54,814,231)   33,403,069
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       58,999        10,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   45,890,180    (8,275,332)
NET ASSETS -- BEGINNING OF PERIOD............................................................  852,277,605   860,552,937
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $898,167,785  $852,277,605
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          680         1,565
  Redeemed...................................................................................         (303)         (293)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          377         1,272
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,219        33,238
  Redeemed...................................................................................       (6,664)      (31,667)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,445)        1,571
                                                                                              ============  ============

                                                                                               EQ/BOSTON ADVISORS EQUITY
                                                                                                        INCOME*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,669,243  $    932,940
  Net realized gain (loss) on investments....................................................    7,784,640    (3,120,323)
  Change in unrealized appreciation (depreciation) of investments............................   27,044,241    (1,073,746)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   36,498,124    (3,261,129)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,049,412     7,389,298
   Transfers between Variable Investment Options including guaranteed interest account, net..   50,958,506    10,537,773
   Transfers for contract benefits and terminations..........................................  (13,569,862)  (11,599,847)
   Contract maintenance charges..............................................................   (3,696,803)   (2,975,286)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   39,741,253     3,351,938
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,999
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   76,239,377       100,808
NET ASSETS -- BEGINNING OF PERIOD............................................................  215,530,484   215,429,676
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $291,769,861  $215,530,484
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          284           209
  Redeemed...................................................................................          (66)          (65)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          218           144
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       14,209        32,266
  Redeemed...................................................................................       (7,256)      (30,975)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        6,953         1,291
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/CALVERT SOCIALLY
                                                                                                    RESPONSIBLE*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (224,701) $  (504,530)
  Net realized gain (loss) on investments....................................................     150,774   (1,773,547)
  Change in unrealized appreciation (depreciation) of investments............................   6,468,968    1,597,626
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,395,041     (680,451)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     966,622      589,147
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,614,628   (1,016,516)
   Transfers for contract benefits and terminations..........................................  (3,406,733)  (2,835,178)
   Contract maintenance charges..............................................................    (679,563)    (621,741)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,505,046)  (3,884,288)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       6,501           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,896,496   (4,564,739)

NET ASSETS -- BEGINNING OF PERIOD............................................................  42,343,096   46,907,835
                                                                                              -----------  -----------
NET ASSETS -- END OF PERIOD.................................................................. $47,239,592  $42,343,096
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         682        2,035
  Redeemed...................................................................................        (821)      (2,455)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................        (139)        (420)
                                                                                              ===========  ===========

                                                                                                  EQ/CAPITAL GUARDIAN
                                                                                                       RESEARCH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,002,881) $ (6,486,508)
  Net realized gain (loss) on investments....................................................   12,770,317     6,185,721
  Change in unrealized appreciation (depreciation) of investments............................  119,811,689    22,319,299
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................  127,579,125    22,018,512
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   10,982,841     9,206,535
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,428,244)  (21,779,441)
   Transfers for contract benefits and terminations..........................................  (68,565,832)  (67,411,532)
   Contract maintenance charges..............................................................  (11,086,788)  (10,363,376)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (82,098,023)  (90,347,814)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   45,481,102   (68,329,302)

NET ASSETS -- BEGINNING OF PERIOD............................................................  836,961,239   905,290,541
                                                                                              ------------  ------------
NET ASSETS -- END OF PERIOD.................................................................. $882,442,341  $836,961,239
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           96            83
  Redeemed...................................................................................          (40)          (43)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           56            40
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,441        12,796
  Redeemed...................................................................................       (8,731)      (20,466)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (6,290)       (7,670)
                                                                                              ============  ============

                                                                                                       EQ/COMMON
                                                                                                     STOCK INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    781,397  $ (1,532,209)
  Net realized gain (loss) on investments....................................................    3,385,321    (4,649,482)
  Change in unrealized appreciation (depreciation) of investments............................   93,781,377       330,310
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   97,948,095    (5,851,381)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,014,542    12,712,181
   Transfers between Variable Investment Options including guaranteed interest account, net..  (14,287,970)  (27,396,652)
   Transfers for contract benefits and terminations..........................................  (51,646,641)  (55,053,208)
   Contract maintenance charges..............................................................   (9,971,324)   (9,569,822)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (67,891,393)  (79,307,501)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       55,793        36,205
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   30,112,495   (85,122,677)

NET ASSETS -- BEGINNING OF PERIOD............................................................  719,774,887   804,897,564
                                                                                              ------------  ------------
NET ASSETS -- END OF PERIOD.................................................................. $749,887,382  $719,774,887
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           87           135
  Redeemed...................................................................................          (29)          (62)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           58            73
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,215        21,603
  Redeemed...................................................................................       (3,758)      (25,036)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,543)       (3,433)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          EQ/CORE
                                                                                                        BOND INDEX*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       71,695  $    4,976,389
  Net realized gain (loss) on investments....................................................     (4,237,062)    (16,567,702)
  Change in unrealized appreciation (depreciation) of investments............................     24,086,418      48,809,618
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     19,921,051      37,218,305
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     62,999,108     111,986,676
   Transfers between Variable Investment Options including guaranteed interest account, net..     95,688,422      (5,465,627)
   Transfers for contract benefits and terminations..........................................    (77,991,180)    (76,852,744)
   Contract maintenance charges..............................................................    (15,961,695)    (13,365,088)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................     64,734,655      16,303,217
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --           9,998
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     84,655,706      53,531,520
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,156,594,471   1,103,062,951
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,241,250,177  $1,156,594,471
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         18,254          57,102
  Redeemed...................................................................................        (11,850)        (54,378)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................          6,404           2,724
                                                                                              ==============  ==============

                                                                                                       EQ/DAVIS
                                                                                                   NEW YORK VENTURE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,149,567) $ (4,081,019)
  Net realized gain (loss) on investments....................................................          512    (6,002,278)
  Change in unrealized appreciation (depreciation) of investments............................   33,365,285   (11,388,354)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   31,216,230   (21,471,651)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,096,805     9,928,339
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,400,256)  (14,917,999)
   Transfers for contract benefits and terminations..........................................  (17,284,730)  (15,860,219)
   Contract maintenance charges..............................................................   (5,054,425)   (5,059,064)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (29,642,606)  (25,908,943)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    1,573,624   (47,370,594)
NET ASSETS -- BEGINNING OF PERIOD............................................................  313,994,996   361,365,590
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $315,568,620  $313,994,996
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          153           526
  Redeemed...................................................................................          (98)         (146)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           55           380
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,486        12,475
  Redeemed...................................................................................       (4,647)      (15,763)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,161)       (3,288)
                                                                                              ============  ============

                                                                                                         EQ/EQUITY
                                                                                                        500 INDEX*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,965,274  $      (65,577)
  Net realized gain (loss) on investments....................................................     15,710,630      (2,091,154)
  Change in unrealized appreciation (depreciation) of investments............................    139,108,887       4,577,530
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    157,784,791       2,420,799
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     22,326,472      23,766,804
   Transfers between Variable Investment Options including guaranteed interest account, net..     48,663,182     (17,668,791)
   Transfers for contract benefits and terminations..........................................    (84,794,515)    (82,770,891)
   Contract maintenance charges..............................................................    (16,001,464)    (14,505,284)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    (29,806,325)    (91,178,162)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        137,199          28,803
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    128,115,665     (88,728,560)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,167,068,256   1,255,796,816
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,295,183,921  $1,167,068,256
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            418           1,059
  Redeemed...................................................................................           (165)           (404)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................            253             655
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         10,068          31,679
  Redeemed...................................................................................        (10,751)        (37,023)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................           (683)         (5,344)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         EQ/EQUITY
                                                                                                       GROWTH PLUS*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (9,389,148) $  (14,310,456)
  Net realized gain (loss) on investments....................................................        849,625        (463,731)
  Change in unrealized appreciation (depreciation) of investments............................    136,740,424     (70,046,530)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    128,200,901     (84,820,717)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     16,048,274      14,626,874
   Transfers between Variable Investment Options including guaranteed interest account, net..    (60,408,421)    (92,255,483)
   Transfers for contract benefits and terminations..........................................    (68,116,916)    (70,276,687)
   Contract maintenance charges..............................................................    (15,846,986)    (16,380,962)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (128,324,049)   (164,286,258)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --           9,999
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................       (123,148)   (249,096,976)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,039,062,096   1,288,159,072
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,038,938,948  $1,039,062,096
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................            984          36,790
  Redeemed...................................................................................        (10,119)        (48,662)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (9,135)        (11,872)
                                                                                              ==============  ==============

                                                                                                   EQ/FRANKLIN CORE
                                                                                                       BALANCED*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 10,309,624  $ 10,074,172
  Net realized gain (loss) on investments....................................................   (7,543,805)  (15,041,372)
  Change in unrealized appreciation (depreciation) of investments............................   49,602,945    (2,954,998)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   52,368,764    (7,922,198)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,187,668     6,599,941
   Transfers between Variable Investment Options including guaranteed interest account, net..   93,076,685    22,045,570
   Transfers for contract benefits and terminations..........................................  (40,122,696)  (33,668,075)
   Contract maintenance charges..............................................................   (9,798,141)   (8,190,732)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   52,343,516   (13,213,296)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,998
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  104,712,280   (21,125,496)
NET ASSETS -- BEGINNING OF PERIOD............................................................  524,997,635   546,123,131
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $629,709,915  $524,997,635
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           64            58
  Redeemed...................................................................................          (24)          (27)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           40            31
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       12,098        24,104
  Redeemed...................................................................................       (7,056)      (25,513)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        5,042        (1,409)
                                                                                              ============  ============

                                                                                                   EQ/FRANKLIN TEMPLETON
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,864,209  $    3,536,178
  Net realized gain (loss) on investments....................................................    (25,776,014)    (36,044,051)
  Change in unrealized appreciation (depreciation) of investments............................    175,573,874     (44,944,292)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    152,662,069     (77,452,165)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     16,803,047      23,407,427
   Transfers between Variable Investment Options including guaranteed interest account, net..    (21,994,755)    (18,077,940)
   Transfers for contract benefits and terminations..........................................    (77,690,950)    (71,339,688)
   Contract maintenance charges..............................................................    (19,567,449)    (19,381,347)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (102,450,107)    (85,391,548)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          6,998              --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     50,218,960    (162,843,713)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,215,456,557   1,378,300,270
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,265,675,517  $1,215,456,557
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             27              76
  Redeemed...................................................................................            (15)            (27)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             12              49
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          4,416          42,013
  Redeemed...................................................................................        (16,887)        (52,781)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (12,471)        (10,768)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/GAMCO MERGERS
                                                                                                   AND ACQUISITIONS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,095,087) $ (2,636,762)
  Net realized gain (loss) on investments....................................................    7,732,673    10,006,864
  Change in unrealized appreciation (depreciation) of investments............................    2,669,829    (8,149,018)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................    7,307,415      (778,916)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,852,665     4,189,091
   Transfers between Variable Investment Options including guaranteed interest account, net..   (1,118,963)   33,663,357
   Transfers for contract benefits and terminations..........................................  (11,289,730)   (9,729,307)
   Contract maintenance charges..............................................................   (3,211,235)   (2,913,749)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (12,767,263)   25,209,392
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (5,459,848)   24,440,476
NET ASSETS -- BEGINNING OF PERIOD............................................................  205,926,608   181,486,132
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $200,466,760  $205,926,608
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          145           286
  Redeemed...................................................................................          (65)          (89)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           80           197
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,202        12,720
  Redeemed...................................................................................       (3,295)      (10,902)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,093)        1,818
                                                                                              ============  ============

                                                                                                    EQ/GAMCO SMALL
                                                                                                    COMPANY VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,050,196) $(12,041,569)
  Net realized gain (loss) on investments....................................................   59,825,085    50,995,699
  Change in unrealized appreciation (depreciation) of investments............................   70,335,121   (83,945,249)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................  128,110,010   (44,991,119)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   18,572,190    30,656,830
   Transfers between Variable Investment Options including guaranteed interest account, net..    1,675,694    11,114,182
   Transfers for contract benefits and terminations..........................................  (44,513,247)  (41,775,549)
   Contract maintenance charges..............................................................  (12,534,582)  (11,976,411)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (36,799,945)  (11,980,948)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,002
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   91,310,065   (56,962,065)
NET ASSETS -- BEGINNING OF PERIOD............................................................  815,339,995   872,302,060
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $906,650,060  $815,339,995
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          827         2,020
  Redeemed...................................................................................         (227)         (402)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          600         1,618
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,859        15,118
  Redeemed...................................................................................       (3,059)      (16,128)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,200)       (1,010)
                                                                                              ============  ============

                                                                                                       EQ/GLOBAL
                                                                                                      BOND PLUS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (440,087) $  9,391,657
  Net realized gain (loss) on investments....................................................   16,493,769    (4,065,919)
  Change in unrealized appreciation (depreciation) of investments............................   (5,019,956)    8,494,958
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   11,033,726    13,820,696
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,376,947     7,805,717
   Transfers between Variable Investment Options including guaranteed interest account, net..    6,944,336    53,793,222
   Transfers for contract benefits and terminations..........................................  (33,376,476)  (31,197,036)
   Contract maintenance charges..............................................................   (7,328,630)   (6,787,907)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (24,383,823)   23,613,996
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       27,457        86,862
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (13,322,640)   37,521,554
NET ASSETS -- BEGINNING OF PERIOD............................................................  512,000,981   474,479,427
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $498,678,341  $512,000,981
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          174           570
  Redeemed...................................................................................         (104)         (360)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           70           210
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,649        27,814
  Redeemed...................................................................................       (6,689)      (26,028)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,040)        1,786
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/GLOBAL MULTI-SECTOR
                                                                                                         EQUITY*
                                                                                              ----------------------------
                                                                                                  2012           2011
                                                                                              ------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (700,951) $    2,313,839
  Net realized gain (loss) on investments....................................................  (39,853,108)    (62,532,210)
  Change in unrealized appreciation (depreciation) of investments............................  166,302,184     (78,779,171)
                                                                                              ------------  --------------

  Net Increase (decrease) in net assets from operations......................................  125,748,125    (138,997,542)
                                                                                              ------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,634,892      13,583,381
   Transfers between Variable Investment Options including guaranteed interest account, net..  (38,155,878)    (80,264,970)
   Transfers for contract benefits and terminations..........................................  (50,069,323)    (56,943,878)
   Contract maintenance charges..............................................................  (13,530,850)    (14,496,142)
                                                                                              ------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (88,121,159)   (138,121,609)
                                                                                              ------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       72,999          25,002
                                                                                              ------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   37,699,965    (277,094,149)
NET ASSETS -- BEGINNING OF PERIOD............................................................  859,312,651   1,136,406,800
                                                                                              ------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $897,012,616  $  859,312,651
                                                                                              ============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           95             189
  Redeemed...................................................................................          (55)            (59)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................           40             130
                                                                                              ============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,442          25,512
  Redeemed...................................................................................       (5,886)        (32,404)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................       (4,444)         (6,892)
                                                                                              ============  ==============

                                                                                                    EQ/INTERMEDIATE
                                                                                                   GOVERNMENT BOND*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,488,039) $ (4,130,960)
  Net realized gain (loss) on investments....................................................    6,706,802     4,490,968
  Change in unrealized appreciation (depreciation) of investments............................   (3,323,266)   14,122,971
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   (2,104,503)   14,482,979
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   29,451,028    45,773,295
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,448,803    29,777,337
   Transfers for contract benefits and terminations..........................................  (31,020,537)  (29,568,007)
   Contract maintenance charges..............................................................   (5,835,298)   (4,679,431)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (4,956,004)   41,303,194
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (7,060,507)   55,796,173
NET ASSETS -- BEGINNING OF PERIOD............................................................  447,461,389   391,665,216
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $440,400,882  $447,461,389
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        8,999        30,027
  Redeemed...................................................................................       (8,479)      (25,461)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          520         4,566
                                                                                              ============  ============

                                                                                                    EQ/INTERNATIONAL
                                                                                                       CORE PLUS*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (210,525) $   8,945,111
  Net realized gain (loss) on investments....................................................  (48,916,372)   (30,871,558)
  Change in unrealized appreciation (depreciation) of investments............................  133,757,479   (114,393,240)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   84,630,582   (136,319,687)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,265,949     12,881,872
   Transfers between Variable Investment Options including guaranteed interest account, net..  (23,568,354)    (1,101,636)
   Transfers for contract benefits and terminations..........................................  (38,714,262)   (43,918,690)
   Contract maintenance charges..............................................................   (8,791,509)    (9,587,667)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (61,808,176)   (41,726,121)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       47,038         17,961
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   22,869,444   (178,027,847)
NET ASSETS -- BEGINNING OF PERIOD............................................................  608,820,793    786,848,640
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $631,690,237  $ 608,820,793
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           61            223
  Redeemed...................................................................................          (78)          (145)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................          (17)            78
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,873         19,256
  Redeemed...................................................................................       (6,928)       (22,482)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (5,055)        (3,226)
                                                                                              ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/INTERNATIONAL
                                                                                                     EQUITY INDEX*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  8,161,268  $   7,993,671
  Net realized gain (loss) on investments....................................................  (54,023,961)   (64,998,237)
  Change in unrealized appreciation (depreciation) of investments............................  118,794,424    (25,254,165)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   72,931,731    (82,258,731)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,247,420     10,146,413
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,390,105)   (24,651,154)
   Transfers for contract benefits and terminations..........................................  (31,285,076)   (35,162,957)
   Contract maintenance charges..............................................................   (8,111,901)    (8,795,508)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (40,539,662)   (58,463,206)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       67,999         10,002
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   32,460,068   (140,711,935)
NET ASSETS -- BEGINNING OF PERIOD............................................................  523,944,373    664,656,308
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $556,404,441  $ 523,944,373
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           85            128
  Redeemed...................................................................................          (25)           (46)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................           60             82
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,235         25,807
  Redeemed...................................................................................       (5,812)       (30,577)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (3,577)        (4,770)
                                                                                              ============  =============

                                                                                                 EQ/INTERNATIONAL
                                                                                                       ETF*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  100,303  $   75,568
  Net realized gain (loss) on investments....................................................    173,534     145,066
  Change in unrealized appreciation (depreciation) of investments............................    499,933    (868,083)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    773,770    (647,449)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    446,188     946,520
   Transfers between Variable Investment Options including guaranteed interest account, net..    146,476     429,559
   Transfers for contract benefits and terminations..........................................   (133,973)    (43,523)
   Contract maintenance charges..............................................................       (503)       (288)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    458,188   1,332,268
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --      10,001
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,231,958     694,820
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,161,100   3,466,280
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,393,058  $4,161,100
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        107         226
  Redeemed...................................................................................        (56)       (100)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         51         126
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                    EQ/INTERNATIONAL
                                                                                                      VALUE PLUS*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,816,415  $   3,055,103
  Net realized gain (loss) on investments....................................................  (37,692,499)   (42,789,971)
  Change in unrealized appreciation (depreciation) of investments............................  119,300,800    (78,839,087)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   83,424,716   (118,573,955)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,226,101     11,109,488
   Transfers between Variable Investment Options including guaranteed interest account, net..  (18,733,413)   (30,008,576)
   Transfers for contract benefits and terminations..........................................  (34,568,668)   (40,740,419)
   Contract maintenance charges..............................................................   (7,712,045)    (8,507,720)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (54,788,025)   (68,147,227)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       44,700         17,727
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   28,681,391   (186,703,455)
NET ASSETS -- BEGINNING OF PERIOD............................................................  553,939,909    740,643,364
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $582,621,300  $ 553,939,909
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           78            207
  Redeemed...................................................................................          (61)          (144)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................           17             63
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,151         19,960
  Redeemed...................................................................................       (4,906)       (24,276)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (3,755)        (4,316)
                                                                                              ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/JPMORGAN VALUE
                                                                                                    OPPORTUNITIES*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,252,803) $ (1,090,151)
  Net realized gain (loss) on investments....................................................   (3,765,720)   (7,541,764)
  Change in unrealized appreciation (depreciation) of investments............................   38,293,714    (9,451,943)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   33,275,191   (18,083,858)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,915,539     6,270,814
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,043,932)   (3,578,944)
   Transfers for contract benefits and terminations..........................................  (21,319,325)  (21,464,787)
   Contract maintenance charges..............................................................   (2,653,614)   (2,630,337)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (29,101,332)  (21,403,254)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    4,173,859   (39,477,111)
NET ASSETS -- BEGINNING OF PERIOD............................................................  241,819,441   281,296,552
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $245,993,300  $241,819,441
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          139           275
  Redeemed...................................................................................         (113)         (172)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           26           103
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,477         6,058
  Redeemed...................................................................................       (3,696)       (7,853)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,219)       (1,795)
                                                                                              ============  ============

                                                                                                     EQ/LARGE CAP
                                                                                                      CORE PLUS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (493,573) $   (649,541)
  Net realized gain (loss) on investments....................................................    7,409,421     1,025,758
  Change in unrealized appreciation (depreciation) of investments............................   10,410,789    (8,429,082)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   17,326,637    (8,052,865)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,485,564     2,547,113
   Transfers between Variable Investment Options including guaranteed interest account, net..   (2,441,588)   (3,403,052)
   Transfers for contract benefits and terminations..........................................  (12,259,458)  (14,023,825)
   Contract maintenance charges..............................................................   (1,548,640)   (1,539,500)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (13,764,122)  (16,419,264)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       14,400        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,576,915   (24,462,129)
NET ASSETS -- BEGINNING OF PERIOD............................................................  134,407,670   158,869,799
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $137,984,585  $134,407,670
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          708         2,871
  Redeemed...................................................................................       (2,066)       (4,565)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,358)       (1,694)
                                                                                              ============  ============

                                                                                                     EQ/LARGE CAP
                                                                                                     GROWTH INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (999,306) $ (1,998,695)
  Net realized gain (loss) on investments....................................................   15,320,999    13,613,801
  Change in unrealized appreciation (depreciation) of investments............................   27,738,657    (8,197,628)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   42,060,350     3,417,478
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,458,780     6,895,512
   Transfers between Variable Investment Options including guaranteed interest account, net..   14,392,579    10,892,275
   Transfers for contract benefits and terminations..........................................  (27,224,200)  (25,590,200)
   Contract maintenance charges..............................................................   (4,444,425)   (3,848,166)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (13,817,266)  (11,650,579)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       42,001        10,002
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   28,285,085    (8,223,099)
NET ASSETS -- BEGINNING OF PERIOD............................................................  326,202,188   334,425,287
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $354,487,273  $326,202,188
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          145           258
  Redeemed...................................................................................          (57)          (93)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           88           165
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,857        14,404
  Redeemed...................................................................................       (6,641)      (16,284)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,784)       (1,880)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/LARGE CAP
                                                                                                    GROWTH PLUS*(D)
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (4,919,585) $ (4,196,298)
  Net realized gain (loss) on investments....................................................    6,145,178     4,638,185
  Change in unrealized appreciation (depreciation) of investments............................   59,414,459   (29,171,977)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   60,640,052   (28,730,090)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,729,356     7,754,849
   Transfers between Variable Investment Options including guaranteed interest account, net..  (21,051,613)  301,140,982
   Transfers for contract benefits and terminations..........................................  (34,054,767)  (29,312,087)
   Contract maintenance charges..............................................................   (7,007,925)   (5,327,835)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (53,384,949)  274,255,909
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................     7,255,103   245,535,819
NET ASSETS -- BEGINNING OF PERIOD............................................................   507,585,270   262,049,451
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $514,840,373  $507,585,270
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           28           193
  Redeemed...................................................................................          (51)         (102)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (23)           91
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,562        32,813
  Redeemed...................................................................................       (5,053)      (13,596)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,491)       19,217
                                                                                              ============  ============

                                                                                                     EQ/LARGE CAP
                                                                                                    VALUE INDEX*(E)
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,114,536  $    603,316
  Net realized gain (loss) on investments....................................................   (4,050,901)  (22,677,009)
  Change in unrealized appreciation (depreciation) of investments............................   40,219,884    23,174,305
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   37,283,519     1,100,612
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,458,281     4,604,817
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,009,872)  144,598,466
   Transfers for contract benefits and terminations..........................................  (14,261,501)  (11,769,742)
   Contract maintenance charges..............................................................   (4,273,784)   (3,224,606)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (28,086,876)  134,208,935
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       12,199         9,997
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................     9,208,842   135,319,544
NET ASSETS -- BEGINNING OF PERIOD............................................................   256,255,173   120,935,629
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $265,464,015  $256,255,173
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           88           157
  Redeemed...................................................................................          (48)          (84)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           40            73
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,569        47,469
  Redeemed...................................................................................      (10,010)      (23,761)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (4,441)       23,708
                                                                                              ============  ============

                                                                                                       EQ/LARGE CAP
                                                                                                       VALUE PLUS*
                                                                                              -----------------------------
                                                                                                   2012           2011
                                                                                              -------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     892,699  $   (3,722,698)
  Net realized gain (loss) on investments....................................................   (60,583,522)    (65,119,242)
  Change in unrealized appreciation (depreciation) of investments............................   192,236,533       1,633,641
                                                                                              -------------  --------------

  Net Increase (decrease) in net assets from operations......................................   132,545,710     (67,208,299)
                                                                                              -------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    12,233,136      12,228,570
   Transfers between Variable Investment Options including guaranteed interest account, net..   (46,415,466)    (49,004,609)
   Transfers for contract benefits and terminations..........................................   (72,456,443)    (77,866,151)
   Contract maintenance charges..............................................................   (13,499,768)    (13,839,555)
                                                                                              -------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (120,138,541)   (128,481,745)
                                                                                              -------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............            --           9,999
                                                                                              -------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     12,407,169   (195,680,045)
NET ASSETS -- BEGINNING OF PERIOD............................................................    973,194,602   1,168,874,647
                                                                                              -------------  --------------

NET ASSETS -- END OF PERIOD..................................................................  $ 985,601,771  $  973,194,602
                                                                                              =============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            23              92
  Redeemed...................................................................................           (13)            (77)
                                                                                              -------------  --------------
  Net Increase (Decrease)....................................................................            10              15
                                                                                              =============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           844          39,282
  Redeemed...................................................................................       (11,153)        (50,515)
                                                                                              -------------  --------------
  Net Increase (Decrease)....................................................................       (10,309)        (11,233)
                                                                                              =============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/LORD ABBETT
                                                                                                    LARGE CAP CORE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (687,093) $ (1,555,827)
  Net realized gain (loss) on investments....................................................   12,479,932    12,278,772
  Change in unrealized appreciation (depreciation) of investments............................   11,371,111   (31,951,329)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   23,163,950   (21,228,384)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,555,623     6,393,877
   Transfers between Variable Investment Options including guaranteed interest account, net..  (18,189,498)   12,373,566
   Transfers for contract benefits and terminations..........................................   (9,235,528)  (10,231,541)
   Contract maintenance charges..............................................................   (2,801,220)   (2,836,483)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (27,670,623)    5,699,419
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (4,506,673)  (15,528,965)
NET ASSETS -- BEGINNING OF PERIOD............................................................   176,415,878   191,944,843
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $171,909,205  $176,415,878
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,592        12,159
  Redeemed...................................................................................       (3,909)      (11,849)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,317)          310
                                                                                              ============  ============

                                                                                                 EQ/MFS INTERNATIONAL
                                                                                                        GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,874,499) $ (3,156,841)
  Net realized gain (loss) on investments....................................................    7,389,243    14,735,157
  Change in unrealized appreciation (depreciation) of investments............................   54,398,144   (57,122,173)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   59,912,888   (45,543,857)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,024,658    10,962,807
   Transfers between Variable Investment Options including guaranteed interest account, net..   28,952,179    11,540,240
   Transfers for contract benefits and terminations..........................................  (19,503,731)  (17,926,168)
   Contract maintenance charges..............................................................   (5,774,159)   (5,444,863)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   11,698,947      (867,984)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      100,001        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    71,711,836  (46,401,841)
NET ASSETS -- BEGINNING OF PERIOD............................................................   332,097,427   378,499,268
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $403,809,263  $332,097,427
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          175           362
  Redeemed...................................................................................          (55)         (154)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          120           208
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,553        18,469
  Redeemed...................................................................................       (4,619)      (18,267)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          934           202
                                                                                              ============  ============

                                                                                                        EQ/MID
                                                                                                      CAP INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,267,621) $ (5,935,610)
  Net realized gain (loss) on investments....................................................  (11,497,509)  (26,940,767)
  Change in unrealized appreciation (depreciation) of investments............................  111,046,946     8,939,264
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   96,281,816   (23,937,113)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,787,193    11,576,104
   Transfers between Variable Investment Options including guaranteed interest account, net..   16,035,850   (32,034,388)
   Transfers for contract benefits and terminations..........................................  (43,374,973)  (44,019,394)
   Contract maintenance charges..............................................................   (9,638,594)   (9,379,343)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (29,190,524)  (73,857,021)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      189,997        37,783
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    67,281,289  (97,756,351)
NET ASSETS -- BEGINNING OF PERIOD............................................................   636,800,580   734,556,931
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $704,081,869  $636,800,580
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          116           302
  Redeemed...................................................................................          (51)         (185)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           65           117
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,486        26,078
  Redeemed...................................................................................       (6,902)      (32,152)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,416)       (6,074)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                       EQ/MID CAP
                                                                                                       VALUE PLUS*
                                                                                              ----------------------------
                                                                                                  2012           2011
                                                                                              ------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,561,107) $   (6,510,644)
  Net realized gain (loss) on investments....................................................  (37,026,035)    (57,064,876)
  Change in unrealized appreciation (depreciation) of investments............................  185,818,951     (45,450,648)
                                                                                              ------------  --------------

  Net Increase (decrease) in net assets from operations......................................  146,231,809    (109,026,168)
                                                                                              ------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   11,985,240      11,279,012
   Transfers between Variable Investment Options including guaranteed interest account, net..  (37,489,354)    (59,373,885)
   Transfers for contract benefits and terminations..........................................  (59,798,143)    (64,888,459)
   Contract maintenance charges..............................................................  (13,806,341)    (14,303,820)
                                                                                              ------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (99,108,598)   (127,287,152)
                                                                                              ------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --           9,997
                                                                                              ------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    47,123,211   (236,303,323)
NET ASSETS -- BEGINNING OF PERIOD............................................................   900,720,463   1,137,023,786
                                                                                              ------------  --------------

NET ASSETS -- END OF PERIOD..................................................................  $947,843,674  $  900,720,463
                                                                                              ============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           37              66
  Redeemed...................................................................................          (35)            (36)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................            2              30
                                                                                              ============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,126          30,477
  Redeemed...................................................................................       (7,779)        (38,944)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................       (6,653)         (8,467)
                                                                                              ============  ==============

                                                                                                         EQ/MONEY
                                                                                                          MARKET*
                                                                                              ------------------------------
                                                                                                    2012            2011
                                                                                              ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (8,301,029) $  (9,640,902)
  Net realized gain (loss) on investments....................................................         (40,633)        (5,664)
  Change in unrealized appreciation (depreciation) of investments............................          45,696        (82,757)
                                                                                              ---------------  -------------

  Net Increase (decrease) in net assets from operations......................................      (8,295,966)    (9,729,323)
                                                                                              ---------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,491,824,854    600,679,674
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,307,949,693)  (347,945,831)
   Transfers for contract benefits and terminations..........................................    (207,675,066)  (207,112,460)
   Contract maintenance charges..............................................................      (6,323,781)    (7,404,516)
                                                                                              ---------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................     (30,123,686)    38,216,867
                                                                                              ---------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............              --             --
                                                                                              ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................     (38,419,652)     28,487,544
NET ASSETS -- BEGINNING OF PERIOD............................................................      703,450,079    674,962,535
                                                                                              ---------------  -------------

NET ASSETS -- END OF PERIOD..................................................................  $   665,030,427  $ 703,450,079
                                                                                              ===============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           3,216          9,796
  Redeemed...................................................................................          (6,043)        (7,068)
                                                                                              ---------------  -------------
  Net Increase (Decrease)....................................................................          (2,827)         2,728
                                                                                              ===============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,561,030        513,586
  Redeemed...................................................................................      (1,465,673)      (493,238)
                                                                                              ---------------  -------------
  Net Increase (Decrease)....................................................................          95,357         20,348
                                                                                              ===============  =============

                                                                                                      EQ/MONTAG &
                                                                                                   CALDWELL GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,117,621) $ (1,554,482)
  Net realized gain (loss) on investments....................................................    8,585,532     4,604,786
  Change in unrealized appreciation (depreciation) of investments............................   10,634,224      (729,842)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   18,102,135     2,320,462
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,918,223     4,696,079
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,057,395    (9,974,453)
   Transfers for contract benefits and terminations..........................................   (9,801,741)   (7,940,812)
   Contract maintenance charges..............................................................   (2,483,513)   (2,213,752)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (6,309,636)  (15,432,938)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    11,792,499  (13,112,476)
NET ASSETS -- BEGINNING OF PERIOD............................................................   161,077,598   174,190,074
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $172,870,097  $161,077,598
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          123           366
  Redeemed...................................................................................         (124)         (159)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           (1)          207
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,488        23,686
  Redeemed...................................................................................       (6,745)      (26,946)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,257)       (3,260)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/MORGAN STANLEY
                                                                                                    MID CAP GROWTH*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (6,427,403) $  (7,901,567)
  Net realized gain (loss) on investments....................................................   27,212,707     81,527,114
  Change in unrealized appreciation (depreciation) of investments............................   16,420,936   (132,852,052)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   37,206,240    (59,226,505)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   16,860,225     22,203,213
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,802,774)    37,863,905
   Transfers for contract benefits and terminations..........................................  (32,138,126)   (35,091,888)
   Contract maintenance charges..............................................................   (9,260,725)    (9,199,344)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (38,341,400)    15,775,886
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         10,000
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (1,135,160)   (43,440,619)
NET ASSETS -- BEGINNING OF PERIOD............................................................  570,983,800    614,424,419
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $569,848,640  $ 570,983,800
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          428          1,011
  Redeemed...................................................................................         (268)          (285)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................          160            726
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,387         23,875
  Redeemed...................................................................................       (7,080)       (23,657)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (2,693)           218
                                                                                              ============  =============

                                                                                                       EQ/MUTUAL
                                                                                                   LARGE CAP EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (346,062) $ (1,309,262)
  Net realized gain (loss) on investments....................................................   (7,435,151)   (9,527,288)
  Change in unrealized appreciation (depreciation) of investments............................   31,024,137    (1,353,986)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   23,242,924   (12,190,536)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,240,147     2,771,916
   Transfers between Variable Investment Options including guaranteed interest account, net..   (9,701,552)  (12,739,768)
   Transfers for contract benefits and terminations..........................................  (13,625,639)  (11,427,620)
   Contract maintenance charges..............................................................   (3,373,620)   (3,466,743)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (23,460,664)  (24,862,215)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,998
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................     (217,740)  (37,042,753)
NET ASSETS -- BEGINNING OF PERIOD............................................................  194,007,025   231,049,778
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $193,789,285  $194,007,025
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           14            51
  Redeemed...................................................................................           (7)          (21)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................            7            30
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          775         5,870
  Redeemed...................................................................................       (3,384)       (8,716)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,609)       (2,846)
                                                                                              ============  ============

                                                                                                    EQ/OPPENHEIMER
                                                                                                        GLOBAL*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,934,772) $ (2,046,135)
  Net realized gain (loss) on investments....................................................    9,958,588     6,265,079
  Change in unrealized appreciation (depreciation) of investments............................   43,824,400   (37,740,991)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   51,848,216   (33,522,047)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,031,665    14,420,197
   Transfers between Variable Investment Options including guaranteed interest account, net..   16,778,040    72,762,469
   Transfers for contract benefits and terminations..........................................  (15,839,003)  (14,183,966)
   Contract maintenance charges..............................................................   (4,732,592)   (4,237,300)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    2,238,110    68,761,400
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        7,500            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   54,093,826    35,239,353
NET ASSETS -- BEGINNING OF PERIOD............................................................  280,417,491   245,178,138
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $334,511,317  $280,417,491
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          294           616
  Redeemed...................................................................................         (163)         (162)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          131           454
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,599        20,642
  Redeemed...................................................................................       (4,563)      (14,797)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           36         5,845
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      EQ/PIMCO ULTRA
                                                                                                        SHORT BOND*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (10,825,947) $  (12,081,290)
  Net realized gain (loss) on investments....................................................      1,208,076     (12,969,821)
  Change in unrealized appreciation (depreciation) of investments............................      9,715,596       4,551,855
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................         97,725     (20,499,256)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     15,818,013      20,474,715
   Transfers between Variable Investment Options including guaranteed interest account, net..    (27,584,300)    (22,097,758)
   Transfers for contract benefits and terminations..........................................    (90,983,016)    (85,324,057)
   Contract maintenance charges..............................................................    (16,997,573)    (17,335,189)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (119,746,876)   (104,282,289)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --          10,000
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (119,649,151)   (124,771,545)
NET ASSETS -- BEGINNING OF PERIOD............................................................   1,169,994,014   1,294,765,559
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD..................................................................  $1,050,344,863  $1,169,994,014
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            646           1,678
  Redeemed...................................................................................           (915)         (1,167)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................           (269)            511
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         16,125          70,846
  Redeemed...................................................................................        (27,349)        (81,152)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (11,224)        (10,306)
                                                                                              ==============  ==============

                                                                                                      EQ/QUALITY
                                                                                                      BOND PLUS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (4,395,457) $  4,645,854
  Net realized gain (loss) on investments....................................................   (5,302,411)  (12,266,119)
  Change in unrealized appreciation (depreciation) of investments............................   15,699,231     6,355,955
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................    6,001,363    (1,264,310)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   18,384,880    24,754,700
   Transfers between Variable Investment Options including guaranteed interest account, net..    7,049,157   (24,697,967)
   Transfers for contract benefits and terminations..........................................  (38,674,899)  (37,001,498)
   Contract maintenance charges..............................................................   (7,308,671)   (7,141,775)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (20,549,533)  (44,086,540)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (14,548,170)  (45,350,850)
NET ASSETS -- BEGINNING OF PERIOD............................................................   519,944,888   565,295,738
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $505,396,718  $519,944,888
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,358        24,213
  Redeemed...................................................................................       (5,845)      (27,455)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,487)       (3,242)
                                                                                              ============  ============

                                                                                                       EQ/SMALL
                                                                                                    COMPANY INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     71,753  $ (3,846,725)
  Net realized gain (loss) on investments....................................................   21,764,179    33,177,772
  Change in unrealized appreciation (depreciation) of investments............................   36,763,474   (54,463,263)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   58,599,406   (25,132,216)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,008,355    11,372,509
   Transfers between Variable Investment Options including guaranteed interest account, net..   (5,697,543)  (24,868,278)
   Transfers for contract benefits and terminations..........................................  (26,149,989)  (26,000,265)
   Contract maintenance charges..............................................................   (6,556,751)   (6,387,779)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (32,395,928)  (45,883,813)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       92,001        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    26,295,479  (71,006,029)
NET ASSETS -- BEGINNING OF PERIOD............................................................   437,778,204   508,784,233
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $464,073,683  $437,778,204
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          109           216
  Redeemed...................................................................................          (73)         (137)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           36            79
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,549        15,949
  Redeemed...................................................................................       (4,666)      (19,036)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,117)       (3,087)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/T. ROWE PRICE
                                                                                                     GROWTH STOCK*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (7,068,839) $ (6,118,796)
  Net realized gain (loss) on investments....................................................   17,225,511     5,162,523
  Change in unrealized appreciation (depreciation) of investments............................   58,618,642   (13,360,596)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   68,775,314   (14,316,869)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,190,288    18,172,867
   Transfers between Variable Investment Options including guaranteed interest account, net..   61,125,396    20,930,830
   Transfers for contract benefits and terminations..........................................  (28,953,355)  (25,928,337)
   Contract maintenance charges..............................................................   (6,568,929)   (5,404,524)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   38,793,400     7,770,836
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,997
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   107,568,714   (6,536,036)
NET ASSETS -- BEGINNING OF PERIOD............................................................   395,725,502   402,261,538
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $503,294,216  $395,725,502
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          409           639
  Redeemed...................................................................................         (168)         (193)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          241           446
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        8,314        18,034
  Redeemed...................................................................................       (5,674)      (17,255)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,640           779
                                                                                              ============  ============

                                                                                                     EQ/TEMPLETON
                                                                                                    GLOBAL EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (308,150) $    513,489
  Net realized gain (loss) on investments....................................................   (5,252,249)   (7,277,283)
  Change in unrealized appreciation (depreciation) of investments............................   35,087,167   (11,497,469)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   29,526,768   (18,261,263)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,652,261     5,788,966
   Transfers between Variable Investment Options including guaranteed interest account, net..    4,521,884     2,727,929
   Transfers for contract benefits and terminations..........................................  (11,780,779)  (10,543,828)
   Contract maintenance charges..............................................................   (3,026,230)   (2,983,239)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (2,632,864)   (5,010,172)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,998
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    26,893,904  (23,261,437)
NET ASSETS -- BEGINNING OF PERIOD............................................................   170,965,494   194,226,931
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $197,859,398  $170,965,494
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           43           110
  Redeemed...................................................................................          (31)          (53)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           12            57
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,143         8,107
  Redeemed...................................................................................       (3,494)       (8,761)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (351)         (654)
                                                                                              ============  ============

                                                                                                       EQ/UBS
                                                                                                  GROWTH & INCOME*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (511,979) $  (470,528)
  Net realized gain (loss) on investments....................................................   2,938,613     (238,060)
  Change in unrealized appreciation (depreciation) of investments............................   5,410,605   (2,235,090)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   7,837,239   (2,943,678)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,234,704    3,138,369
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,091,996    4,644,067
   Transfers for contract benefits and terminations..........................................  (4,398,361)  (3,421,163)
   Contract maintenance charges..............................................................  (1,201,498)    (978,710)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................     726,841    3,382,563
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    8,564,080      438,885
NET ASSETS -- BEGINNING OF PERIOD............................................................   70,466,238   70,027,353
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $79,030,318  $70,466,238
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       4,992       13,292
  Redeemed...................................................................................      (4,778)     (12,396)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         214          896
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/VAN KAMPEN
                                                                                                       COMSTOCK*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (633,697) $   (305,108)
  Net realized gain (loss) on investments....................................................     (939,233)   (2,981,340)
  Change in unrealized appreciation (depreciation) of investments............................   40,518,355    (6,069,576)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   38,945,425    (9,356,024)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,854,649     5,376,414
   Transfers between Variable Investment Options including guaranteed interest account, net..    3,268,564    22,589,584
   Transfers for contract benefits and terminations..........................................  (16,246,108)  (14,848,024)
   Contract maintenance charges..............................................................   (4,064,747)   (3,662,957)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (13,187,642)    9,455,017
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        1,999            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    25,759,782        98,993
NET ASSETS -- BEGINNING OF PERIOD............................................................   239,020,310   238,921,317
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $264,780,092  $239,020,310
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          110           101
  Redeemed...................................................................................          (67)          (42)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           43            59
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,588         9,637
  Redeemed...................................................................................       (3,869)       (8,851)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,281)          786
                                                                                              ============  ============
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                                    EQ/WELLS FARGO
                                                                                                     OMEGA GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (8,839,137) $ (7,144,859)
  Net realized gain (loss) on investments....................................................   55,855,893    28,323,596
  Change in unrealized appreciation (depreciation) of investments............................   45,969,209   (63,334,553)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   92,985,965   (42,155,816)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   15,726,580    22,576,367
   Transfers between Variable Investment Options including guaranteed interest account, net..   72,964,128   133,274,686
   Transfers for contract benefits and terminations..........................................  (33,419,910)  (24,897,217)
   Contract maintenance charges..............................................................   (8,811,172)   (6,762,743)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   46,459,626   124,191,093
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        9,999        20,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   139,455,590    82,055,278
NET ASSETS -- BEGINNING OF PERIOD............................................................   495,320,099   413,264,821
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $634,775,689  $495,320,099
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       11,847        30,146
  Redeemed...................................................................................       (8,314)      (20,894)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        3,533         9,252
                                                                                              ============  ============
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                              FIDELITY(R) VIP ASSET
                                                                                              MANAGER: GROWTH PORTFOLIO
                                                                                              ------------------------
                                                                                                2012          2011
                                                                                               --------     ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,868)    $    (628)
  Net realized gain (loss) on investments....................................................    9,700        45,162
  Change in unrealized appreciation (depreciation) of investments............................  104,949      (112,308)
                                                                                               --------     ---------

  Net Increase (decrease) in net assets from operations......................................  111,781       (67,774)
                                                                                               --------     ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   79,267       353,207
   Transfers between Variable Investment Options including guaranteed interest account, net..  (25,562)     (198,188)
   Transfers for contract benefits and terminations..........................................  (10,384)      (58,291)
   Contract maintenance charges..............................................................     (279)         (134)
                                                                                               --------     ---------

  Net increase (decrease) in net assets from contractowner transactions......................   43,042        96,594
                                                                                               --------     ---------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        6            (8)
                                                                                               --------     ---------

INCREASE (DECREASE) IN NET ASSETS............................................................   154,829...     28,812..
NET ASSETS -- BEGINNING OF PERIOD............................................................   801,372...    772,560..
                                                                                               --------     ---------

NET ASSETS -- END OF PERIOD..................................................................  $956,201...  $ 801,372..
                                                                                               ========     =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       --            --
  Redeemed...................................................................................       --            --
                                                                                               --------     ---------
  Net Increase (Decrease)....................................................................       --            --
                                                                                               ========     =========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       --            --
  Redeemed...................................................................................       --            --
                                                                                               --------     ---------
  Net Increase (Decrease)....................................................................       --            --
                                                                                               ========     =========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       11            76
  Redeemed...................................................................................       (5)          (68)
                                                                                               --------     ---------
  Net Increase (Decrease)....................................................................        6             8
                                                                                               ========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   FIDELITY(R) VIP
                                                                                               CONTRAFUND(R) PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (83,152) $   (85,297)
  Net realized gain (loss) on investments....................................................     584,026      225,994
  Change in unrealized appreciation (depreciation) of investments............................   3,077,180   (1,214,510)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   3,578,054   (1,073,813)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,007,421   11,726,196
   Transfers between Variable Investment Options including guaranteed interest account, net..     147,871      511,060
   Transfers for contract benefits and terminations..........................................    (838,492)    (658,234)
   Contract maintenance charges..............................................................      (5,122)      (1,969)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,311,678   11,577,053
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    7,889,732   10,503,240
NET ASSETS -- BEGINNING OF PERIOD............................................................   23,100,268   12,597,028
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $30,990,000  $23,100,268
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         548        1,364
  Redeemed...................................................................................        (202)        (400)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         346          964
                                                                                              ===========  ===========

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2015
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,775  $  4,114
  Net realized gain (loss) on investments....................................................   18,853    (6,564)
  Change in unrealized appreciation (depreciation) of investments............................   35,709   (16,617)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   57,337   (19,067)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  168,005   464,113
   Transfers between Variable Investment Options including guaranteed interest account, net..  138,881     7,837
   Transfers for contract benefits and terminations..........................................  (60,927)  (11,244)
   Contract maintenance charges..............................................................      (36)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  245,923   460,706
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        8         8
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   303,268   441,647
NET ASSETS -- BEGINNING OF PERIOD............................................................   441,647        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $744,915  $441,647
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       48        89
  Redeemed...................................................................................      (23)      (43)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       25        46
                                                                                              ========  ========

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2020
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,666  $  6,754
  Net realized gain (loss) on investments....................................................    6,811     1,618
  Change in unrealized appreciation (depreciation) of investments............................   51,260   (21,546)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   61,737   (13,174)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  111,993   318,411
   Transfers between Variable Investment Options including guaranteed interest account, net..   57,691   149,322
   Transfers for contract benefits and terminations..........................................       --        --
   Contract maintenance charges..............................................................     (173)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  169,511   467,733
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        9        13
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   231,257   454,572
NET ASSETS -- BEGINNING OF PERIOD............................................................   454,572        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $685,829  $454,572
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       19        60
  Redeemed...................................................................................       (1)      (12)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       18        48
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2025
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,874  $  1,731
  Net realized gain (loss) on investments....................................................    3,951        68
  Change in unrealized appreciation (depreciation) of investments............................   21,757    (3,736)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   27,582    (1,937)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  183,431   115,932
   Transfers between Variable Investment Options including guaranteed interest account, net..   30,445     4,999
   Transfers for contract benefits and terminations..........................................       --      (900)
   Contract maintenance charges..............................................................     (140)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  213,736   120,031
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        9        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   241,327   118,094
NET ASSETS -- BEGINNING OF PERIOD............................................................   118,094        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $359,421  $118,094
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       24        19
  Redeemed...................................................................................       (4)       (6)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       20        13
                                                                                              ========  ========

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2030
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,286  $  2,265
  Net realized gain (loss) on investments....................................................   14,850       308
  Change in unrealized appreciation (depreciation) of investments............................   11,759    (9,714)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   28,895    (7,141)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   80,836   247,354
   Transfers between Variable Investment Options including guaranteed interest account, net..   63,793   (72,596)
   Transfers for contract benefits and terminations..........................................  (19,606)       --
   Contract maintenance charges..............................................................      (41)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  124,982   174,758
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        6         5
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   153,883   167,622
NET ASSETS -- BEGINNING OF PERIOD............................................................   167,622        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $321,505  $167,622
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       80        24
  Redeemed...................................................................................      (67)       (6)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       13        18
                                                                                              ========  ========

                                                                                               FIDELITY(R) VIP MID CAP
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (127,254) $  (122,961)
  Net realized gain (loss) on investments....................................................   1,164,248      175,144
  Change in unrealized appreciation (depreciation) of investments............................     295,824   (1,409,604)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,332,818   (1,357,421)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,997,443    5,970,724
   Transfers between Variable Investment Options including guaranteed interest account, net..    (252,292)     324,719
   Transfers for contract benefits and terminations..........................................    (438,205)    (242,766)
   Contract maintenance charges..............................................................      (2,143)        (850)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,304,803    6,051,827
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,637,621    4,694,406
NET ASSETS -- BEGINNING OF PERIOD............................................................   10,083,246    5,388,840
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $12,720,867  $10,083,246
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         241          679
  Redeemed...................................................................................        (136)        (206)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         105          473
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              FIDELITY(R) VIP STRATEGIC
                                                                                                  INCOME PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   472,512  $   486,528
  Net realized gain (loss) on investments....................................................     255,056      343,679
  Change in unrealized appreciation (depreciation) of investments............................   1,032,053     (609,688)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,759,621      220,519
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,632,863    8,082,716
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,999,358    2,138,521
   Transfers for contract benefits and terminations..........................................    (814,073)    (387,085)
   Contract maintenance charges..............................................................      (2,217)        (865)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   5,815,931    9,833,287
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         499          496
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,576,051   10,054,302
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,924,934    6,870,632
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $24,500,985  $16,924,934
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         664        1,198
  Redeemed...................................................................................        (161)        (317)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         503          881
                                                                                              ===========  ===========

                                                                                                  FRANKLIN INCOME
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  428,970  $  224,231
  Net realized gain (loss) on investments....................................................     47,107      23,069
  Change in unrealized appreciation (depreciation) of investments............................    376,251    (324,383)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    852,328     (77,083)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,570,665   2,497,516
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,306,849     367,228
   Transfers for contract benefits and terminations..........................................   (388,540)   (288,187)
   Contract maintenance charges..............................................................       (676)       (264)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  2,488,298   2,576,293
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        217          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,340,843   2,499,210
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,314,204   3,814,994
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $9,655,047  $6,314,204
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        331         561
  Redeemed...................................................................................       (112)       (336)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        219         225
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                              FRANKLIN STRATEGIC INCOME
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   812,667  $   357,318
  Net realized gain (loss) on investments....................................................      11,224       12,298
  Change in unrealized appreciation (depreciation) of investments............................     663,055     (375,251)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,486,946       (5,635)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,829,444    5,558,448
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,580,869    1,610,620
   Transfers for contract benefits and terminations..........................................    (603,116)    (396,758)
   Contract maintenance charges..............................................................      (1,880)        (775)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,805,317    6,771,535
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,292,263    6,765,900
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,672,081    4,906,181
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $16,964,344  $11,672,081
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         498          797
  Redeemed...................................................................................        (178)        (198)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         320          599
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              FRANKLIN TEMPLETON VIP
                                                                                                  FOUNDING FUNDS
                                                                                                  ALLOCATION FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   22,173  $  (20,788)
  Net realized gain (loss) on investments....................................................      6,857      22,282
  Change in unrealized appreciation (depreciation) of investments............................    184,283     (46,150)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    213,313     (44,656)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................................................    249,346     563,376
   Transfers between Variable Investment Options including guaranteed interest account, net..     40,380     (81,329)
   Transfers for contract benefits and terminations..........................................   (101,675)    (95,162)
   Contract maintenance charges..............................................................       (410)       (156)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    187,641     386,729
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --       1,924
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     400,954     343,997
NET ASSETS -- BEGINNING OF PERIOD............................................................   1,447,259   1,103,262
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $1,848,213  $1,447,259
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         36         215
  Redeemed...................................................................................        (19)       (178)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         17          37
                                                                                              ==========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                               GOLDMAN SACHS VIT MID
                                                                                                  CAP VALUE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (35,796) $  (33,423)
  Net realized gain (loss) on investments....................................................    257,879      97,623
  Change in unrealized appreciation (depreciation) of investments............................    914,258    (571,636)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,136,341    (507,436)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................................................  1,394,227   3,473,949
   Transfers between Variable Investment Options including guaranteed interest account, net..   (457,223)    434,900
   Transfers for contract benefits and terminations..........................................   (258,190)   (103,728)
   Contract maintenance charges..............................................................     (1,447)       (519)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    677,367   3,804,602
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      4,740         401
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,818,448   3,297,567
NET ASSETS -- BEGINNING OF PERIOD............................................................   6,426,193   3,128,626
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $8,244,641  $6,426,193
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................        169         402
  Redeemed...................................................................................       (114)       (103)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         55         299
                                                                                              ==========  ==========

                                                                                              GUGGENHEIM VT GLOBAL
                                                                                                MANAGED FUTURES
                                                                                               STRATEGY FUND(A)
                                                                                              ------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (8,775)  $ (2,106)
  Net realized gain (loss) on investments....................................................  (17,260)    (3,388)
  Change in unrealized appreciation (depreciation) of investments............................  (49,571)   (17,396)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................  (75,606)   (22,890)
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................................................  240,042    206,299
   Transfers between Variable Investment Options including guaranteed interest account, net..  123,785    188,469
   Transfers for contract benefits and terminations..........................................  (12,668)    (1,087)
   Contract maintenance charges..............................................................      (64)        --
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowner transactions......................  351,095    393,681
                                                                                              --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       14         13
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   275,503.   370,804
NET ASSETS -- BEGINNING OF PERIOD............................................................   370,804.        --
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD..................................................................  $646,307.  $370,804
                                                                                              ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       52         54
  Redeemed...................................................................................      (10)       (13)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       42         41
                                                                                              ========   ========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                GUGGENHEIM VT
                                                                                                 MULTI-HEDGE
                                                                                              STRATEGIES FUND(H)
                                                                                              ------------------
                                                                                                     2012
                                                                                              ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................      $   (485)
  Net realized gain (loss) on investments....................................................        (4,075)
  Change in unrealized appreciation (depreciation) of investments............................       (13,223)
                                                                                                   --------

  Net Increase (decrease) in net assets from operations......................................       (17,783)
                                                                                                   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................            --
   Transfers between Variable Investment Options including guaranteed interest account, net..       582,672
   Transfers for contract benefits and terminations..........................................            --
   Contract maintenance charges..............................................................            --
                                                                                                   --------

  Net increase (decrease) in net assets from contractowner transactions......................       582,672
                                                                                                   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............            --
                                                                                                   --------

INCREASE (DECREASE) IN NET ASSETS............................................................       564,889
NET ASSETS -- BEGINNING OF PERIOD............................................................            --
                                                                                                   --------

NET ASSETS -- END OF PERIOD..................................................................      $564,889
                                                                                                   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................            67
  Redeemed...................................................................................            (7)
                                                                                                   --------
  Net Increase (Decrease)....................................................................            60
                                                                                                   ========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................            --
  Redeemed...................................................................................            --
                                                                                                   --------
  Net Increase (Decrease)....................................................................            --
                                                                                                   ========

                                                                                              INVESCO V.I. DIVERSIFIED
                                                                                                 DIVIDEND FUND(C)
                                                                                              ----------------------
                                                                                                 2012         2011
                                                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    9,678   $  (10,444)
  Net realized gain (loss) on investments....................................................     65,012       (7,901)
  Change in unrealized appreciation (depreciation) of investments............................    162,414       21,913
                                                                                              ----------   ----------

  Net Increase (decrease) in net assets from operations......................................    237,104        3,568
                                                                                              ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    301,720      302,636
   Transfers between Variable Investment Options including guaranteed interest account, net..    603,375      931,813
   Transfers for contract benefits and terminations..........................................   (110,402)     (83,055)
   Contract maintenance charges..............................................................       (215)         (43)
                                                                                              ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions......................    794,478    1,151,351
                                                                                              ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        624          (14)
                                                                                              ----------   ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,032,206    1,154,905
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,154,905           --
                                                                                              ----------   ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,187,111   $1,154,905
                                                                                              ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========   ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................        114          184
  Redeemed...................................................................................        (45)         (74)
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         69          110
                                                                                              ==========   ==========

                                                                                              INVESCO V.I. GLOBAL REAL
                                                                                                     ESTATE FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (211,579) $   394,597
  Net realized gain (loss) on investments....................................................     193,072       47,979
  Change in unrealized appreciation (depreciation) of investments............................   4,789,083   (1,767,798)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   4,770,576   (1,325,222)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,130,651    9,747,103
   Transfers between Variable Investment Options including guaranteed interest account, net..     785,260    2,160,665
   Transfers for contract benefits and terminations..........................................    (698,322)    (235,206)
   Contract maintenance charges..............................................................      (3,445)        (911)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,214,144   11,671,651
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       1,061          999
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   8,985,781   10,347,428
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,049,123    5,701,695
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $25,034,904  $16,049,123
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         519        1,221
  Redeemed...................................................................................        (169)        (225)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         350          996
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   INVESCO V.I.
                                                                                                HIGH YIELD FUND(A)
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  160,772  $     (241)
  Net realized gain (loss) on investments....................................................     77,271      (8,261)
  Change in unrealized appreciation (depreciation) of investments............................    235,163     (19,663)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    473,206     (28,165)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    869,053   1,719,114
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,404,812     340,935
   Transfers for contract benefits and terminations..........................................   (276,912)    (26,011)
   Contract maintenance charges..............................................................       (421)         --
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,996,532   2,034,038
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        436          63
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,470,174   2,005,936
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,005,936          --
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $4,476,110  $2,005,936
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................        315         260
  Redeemed...................................................................................       (120)        (53)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        195         207
                                                                                              ==========  ==========

                                                                                                    INVESCO V.I.
                                                                                                INTERNATIONAL GROWTH
                                                                                                        FUND
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (6,324) $  (34,752)
  Net realized gain (loss) on investments....................................................     118,249     154,602
  Change in unrealized appreciation (depreciation) of investments............................   1,293,351    (919,864)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,405,276    (800,014)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,304,440   5,901,351
   Transfers between Variable Investment Options including guaranteed interest account, net..    (457,273)    316,952
   Transfers for contract benefits and terminations..........................................    (270,660)   (150,481)
   Contract maintenance charges..............................................................      (1,794)       (600)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,574,713   6,067,222
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         533         499
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,980,522   5,267,707
NET ASSETS -- BEGINNING OF PERIOD............................................................    9,431,993   4,164,286
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $12,412,515  $9,431,993
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         280         721
  Redeemed...................................................................................        (136)       (183)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         144         538
                                                                                              ===========  ==========

                                                                                               INVESCO V.I. MID CAP
                                                                                                 CORE EQUITY FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (43,433) $  (28,451)
  Net realized gain (loss) on investments....................................................     79,931      29,040
  Change in unrealized appreciation (depreciation) of investments............................    205,977    (225,536)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    242,475    (224,947)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    602,661   1,207,734
   Transfers between Variable Investment Options including guaranteed interest account, net..    (32,992)    137,663
   Transfers for contract benefits and terminations..........................................    (70,472)    (36,918)
   Contract maintenance charges..............................................................       (528)       (240)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    498,669   1,308,239
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     741,144   1,083,292
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,516,091   1,432,799
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $3,257,235  $2,516,091
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         97         176
  Redeemed...................................................................................        (53)        (65)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         44         111
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              INVESCO V.I. SMALL CAP
                                                                                                    EQUITY FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (43,243) $  (26,281)
  Net realized gain (loss) on investments....................................................     10,912      37,909
  Change in unrealized appreciation (depreciation) of investments............................    352,294    (141,658)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    319,963    (130,030)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    367,876   1,315,712
   Transfers between Variable Investment Options including guaranteed interest account, net..    145,697     344,268
   Transfers for contract benefits and terminations..........................................    (52,206)    (38,449)
   Contract maintenance charges..............................................................       (429)       (172)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    460,938   1,621,359
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     780,901   1,491,329
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,441,705     950,376
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $3,222,606  $2,441,705
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         90         221
  Redeemed...................................................................................        (56)       (106)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         34         115
                                                                                              ==========  ==========

                                                                                               INVESCO VAN KAMPEN V.I.
                                                                                              AMERICAN FRANCHISE FUND(G)
                                                                                              --------------------------
                                                                                                         2012
                                                                                              --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................          $ (3,799)
  Net realized gain (loss) on investments....................................................            (4,014)
  Change in unrealized appreciation (depreciation) of investments............................            22,605
                                                                                                       --------

  Net Increase (decrease) in net assets from operations......................................            14,792
                                                                                                       --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................                --
   Transfers between Variable Investment Options including guaranteed interest account, net..           323,700
   Transfers for contract benefits and terminations..........................................                --
   Contract maintenance charges..............................................................                --
                                                                                                       --------

  Net increase (decrease) in net assets from contractowner transactions......................           323,700
                                                                                                       --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............            50,000
                                                                                                       --------

INCREASE (DECREASE) IN NET ASSETS............................................................           388,492.........
NET ASSETS -- BEGINNING OF PERIOD............................................................                --.........
                                                                                                       --------

NET ASSETS -- END OF PERIOD..................................................................          $388,492.........
                                                                                                       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................                --
  Redeemed...................................................................................                --
                                                                                                       --------
  Net Increase (Decrease)....................................................................                --
                                                                                                       ========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................                48
  Redeemed...................................................................................               (20)
                                                                                                       --------
  Net Increase (Decrease)....................................................................                28
                                                                                                       ========

                                                                                                IVY FUNDS VIP ASSET
                                                                                                    STRATEGY(A)
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (31,661) $  (28,551)
  Net realized gain (loss) on investments....................................................     (92,394)   (126,608)
  Change in unrealized appreciation (depreciation) of investments............................   1,417,021    (429,100)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,292,966    (584,259)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,774,862   5,249,607
   Transfers between Variable Investment Options including guaranteed interest account, net..     686,456   1,893,193
   Transfers for contract benefits and terminations..........................................    (383,486)    (98,373)
   Contract maintenance charges..............................................................      (1,434)        (94)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,076,398   7,044,333
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         990         499
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    4,370,354   6,460,573
NET ASSETS -- BEGINNING OF PERIOD............................................................    6,460,573          --
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $10,830,927  $6,460,573
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         520       1,076
  Redeemed...................................................................................        (213)       (358)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         307         718
                                                                                              ===========  ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              IVY FUNDS VIP DIVIDEND
                                                                                                   OPPORTUNITIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (33,964) $  (29,952)
  Net realized gain (loss) on investments....................................................    353,525     205,863
  Change in unrealized appreciation (depreciation) of investments............................    648,529    (653,300)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    968,090    (477,389)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    918,910   3,408,366
   Transfers between Variable Investment Options including guaranteed interest account, net..   (234,065)    419,993
   Transfers for contract benefits and terminations..........................................   (284,731)   (137,806)
   Contract maintenance charges..............................................................     (1,150)       (574)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    398,964   3,689,979
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        428          74
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,367,482   3,212,664
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,611,452   4,398,788
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $8,978,934  $7,611,452
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        276         509
  Redeemed...................................................................................       (235)       (191)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         41         318
                                                                                              ==========  ==========

                                                                                                IVY FUNDS VIP ENERGY
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (142,755) $   (90,890)
  Net realized gain (loss) on investments....................................................    (63,601)     213,470
  Change in unrealized appreciation (depreciation) of investments............................    131,360   (1,132,222)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................    (74,996)  (1,009,642)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,818,631    5,245,122
   Transfers between Variable Investment Options including guaranteed interest account, net..   (137,994)   1,626,952
   Transfers for contract benefits and terminations..........................................   (353,430)    (130,167)
   Contract maintenance charges..............................................................     (1,522)        (425)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,325,685    6,741,482
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          458
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,250,689    5,732,298
NET ASSETS -- BEGINNING OF PERIOD............................................................   8,578,046    2,845,748
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $9,828,735  $ 8,578,046
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        310          682
  Redeemed...................................................................................       (196)        (140)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................        114          542
                                                                                              ==========  ===========

                                                                                                IVY FUNDS VIP GLOBAL
                                                                                                 NATURAL RESOURCES
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (123,192) $  (106,349)
  Net realized gain (loss) on investments....................................................    179,389      193,686
  Change in unrealized appreciation (depreciation) of investments............................    (99,453)  (2,254,071)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................    (43,256)  (2,166,734)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,534,425    4,531,746
   Transfers between Variable Investment Options including guaranteed interest account, net..   (533,818)     828,109
   Transfers for contract benefits and terminations..........................................   (337,685)    (330,465)
   Contract maintenance charges..............................................................     (1,388)        (735)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................    661,534    5,028,655
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     618,278    2,861,921
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,878,105    5,016,184
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $8,496,383  $ 7,878,105
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        244          751
  Redeemed...................................................................................       (181)        (318)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         63          433
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              IVY FUNDS VIP HIGH INCOME
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,564,296  $   802,049
  Net realized gain (loss) on investments....................................................     242,222      128,351
  Change in unrealized appreciation (depreciation) of investments............................   2,730,920     (491,371)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   4,537,438      439,029
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,860,868   10,148,647
   Transfers between Variable Investment Options including guaranteed interest account, net..   2,989,271    4,213,433
   Transfers for contract benefits and terminations..........................................  (1,188,582)    (610,231)
   Contract maintenance charges..............................................................      (3,398)      (1,287)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   6,658,159   13,750,562
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   11,195,597   14,189,591
NET ASSETS -- BEGINNING OF PERIOD............................................................   23,263,746    9,074,155
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $34,459,343  $23,263,746
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       1,017        1,726
  Redeemed...................................................................................        (503)        (578)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         514        1,148
                                                                                              ===========  ===========

                                                                                                    IVY FUNDS VIP
                                                                                                   MID CAP GROWTH
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (196,523) $   134,634
  Net realized gain (loss) on investments....................................................   1,466,458      325,380
  Change in unrealized appreciation (depreciation) of investments............................      71,467     (934,920)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,341,402     (474,906)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,329,017    4,428,745
   Transfers between Variable Investment Options including guaranteed interest account, net..     669,656    2,988,712
   Transfers for contract benefits and terminations..........................................    (492,098)    (568,874)
   Contract maintenance charges..............................................................      (1,837)        (677)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   2,504,738    6,847,906
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --          501
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,846,140    6,373,501
NET ASSETS -- BEGINNING OF PERIOD............................................................   10,800,875    4,427,374
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $14,647,015  $10,800,875
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         307          787
  Redeemed...................................................................................        (134)        (299)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         173          488
                                                                                              ===========  ===========

                                                                                               IVY FUNDS VIP SCIENCE
                                                                                                   AND TECHNOLOGY
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (132,513) $   99,331
  Net realized gain (loss) on investments....................................................     675,387     110,943
  Change in unrealized appreciation (depreciation) of investments............................   1,374,584    (883,390)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,917,458    (673,116)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,529,785   4,050,997
   Transfers between Variable Investment Options including guaranteed interest account, net..     586,540     794,879
   Transfers for contract benefits and terminations..........................................    (281,786)   (123,045)
   Contract maintenance charges..............................................................      (1,541)       (549)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,832,998   4,722,282
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         317         435
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,750,773   4,049,601
NET ASSETS -- BEGINNING OF PERIOD............................................................    6,730,080   2,680,479
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $10,480,853  $6,730,080
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         257         625
  Redeemed...................................................................................        (112)       (238)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         145         387
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   IVY FUNDS VIP
                                                                                                 SMALL CAP GROWTH
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (96,241) $  (32,215)
  Net realized gain (loss) on investments....................................................    251,953     214,618
  Change in unrealized appreciation (depreciation) of investments............................      2,988    (982,628)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    158,700    (800,225)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,077,456   2,971,515
   Transfers between Variable Investment Options including guaranteed interest account, net..   (911,396)    306,866
   Transfers for contract benefits and terminations..........................................   (196,592)   (344,498)
   Contract maintenance charges..............................................................       (980)       (409)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    (31,512)  2,933,474
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     127,188   2,133,249
NET ASSETS -- BEGINNING OF PERIOD                                                              5,881,368   3,748,119
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $6,008,556  $5,881,368
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        118         386
  Redeemed...................................................................................       (125)       (168)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         (7)        218
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                  LAZARD RETIREMENT
                                                                                               EMERGING MARKETS EQUITY
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   100,301  $   268,197
  Net realized gain (loss) on investments....................................................     571,079      161,512
  Change in unrealized appreciation (depreciation) of investments............................   5,358,804   (5,462,153)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,030,184   (5,032,444)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   7,509,638   17,335,076
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,464,262    2,497,689
   Transfers for contract benefits and terminations..........................................  (1,164,727)    (636,240)
   Contract maintenance charges..............................................................      (6,405)      (2,195)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   7,802,768   19,194,330
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   13,832,952   14,161,886
NET ASSETS -- BEGINNING OF PERIOD                                                              27,298,479   13,136,593
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $41,131,431  $27,298,479
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................       1,072        2,069
  Redeemed...................................................................................        (381)        (397)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         691        1,672
                                                                                              ===========  ===========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                               LORD ABBETT SERIES
                                                                                                   FUND - BOND
                                                                                              DEBENTURE PORTFOLIO(A)
                                                                                              --------------------
                                                                                                 2012        2011
                                                                                              ----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  101,706   $ 37,411
  Net realized gain (loss) on investments....................................................     27,433      4,434
  Change in unrealized appreciation (depreciation) of investments............................     33,769    (35,129)
                                                                                              ----------   --------

  Net Increase (decrease) in net assets from operations......................................    162,908      6,716
                                                                                              ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    664,812    576,361
   Transfers between Variable Investment Options including guaranteed interest account, net..    722,146    247,633
   Transfers for contract benefits and terminations..........................................    (38,982)    (4,103)
   Contract maintenance charges..............................................................       (166)        --
                                                                                              ----------   --------

  Net increase (decrease) in net assets from contractowner transactions......................  1,347,810    819,891
                                                                                              ----------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         61         31
                                                                                              ----------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,510,779.   826,638
NET ASSETS -- BEGINNING OF PERIOD                                                                826,638         --
                                                                                              ----------   --------

NET ASSETS -- END OF PERIOD..................................................................  $2,337,417.  $826,638
                                                                                              ==========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========   ========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========   ========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................        154         97
  Redeemed...................................................................................        (25)       (15)
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................        129         82
                                                                                              ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                LORD ABBETT SERIES
                                                                                               FUND - CLASSIC STOCK
                                                                                                   PORTFOLIO(A)
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (5,048) $    1,788
  Net realized gain (loss) on investments....................................................      4,018      (7,765)
  Change in unrealized appreciation (depreciation) of investments............................    152,938     (36,546)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    151,908     (42,523)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    395,949   1,057,723
   Transfers between Variable Investment Options including guaranteed interest account, net..     27,611      39,910
   Transfers for contract benefits and terminations..........................................    (72,938)     (5,379)
   Contract maintenance charges..............................................................       (223)         --
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    350,399   1,092,254
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        277          29
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     502,584   1,049,760
NET ASSETS -- BEGINNING OF PERIOD............................................................   1,049,760          --
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $1,552,344  $1,049,760
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................         77         163
  Redeemed...................................................................................        (39)        (42)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         38         121
                                                                                              ==========  ==========

                                                                                                LORD ABBETT SERIES
                                                                                                   FUND--GROWTH
                                                                                              OPPORTUNITIES PORTFOLIO(A)
                                                                                              -------------------------
                                                                                                 2012          2011
                                                                                               ----------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (11,526)   $  (4,031)
  Net realized gain (loss) on investments....................................................    (22,271)     123,548
  Change in unrealized appreciation (depreciation) of investments............................    106,472     (181,899)
                                                                                               ----------    ---------

  Net Increase (decrease) in net assets from operations......................................     72,675      (62,382)
                                                                                               ----------    ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    189,295      591,208
   Transfers between Variable Investment Options including guaranteed interest account, net..    268,263       82,482
   Transfers for contract benefits and terminations..........................................    (28,629)      (8,664)
   Contract maintenance charges..............................................................       (139)          --
                                                                                               ----------    ---------

  Net increase (decrease) in net assets from contractowner transactions......................    428,790      665,026
                                                                                               ----------    ---------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        621           17
                                                                                               ----------    ---------

INCREASE (DECREASE) IN NET ASSETS............................................................     502,086..    602,661..
NET ASSETS -- BEGINNING OF PERIOD............................................................     602,661..         --..
                                                                                               ----------    ---------

NET ASSETS -- END OF PERIOD..................................................................  $1,104,747..  $ 602,661..
                                                                                               ==========    =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                               ----------    ---------
  Net Increase (Decrease)....................................................................         --           --
                                                                                               ==========    =========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................         80           94
  Redeemed...................................................................................        (34)         (21)
                                                                                               ----------    ---------
  Net Increase (Decrease)....................................................................         46           73
                                                                                               ==========    =========

                                                                                              MFS(R) INTERNATIONAL VALUE
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012          2011
                                                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     3,764   $   (19,863)
  Net realized gain (loss) on investments....................................................     310,313       114,738
  Change in unrealized appreciation (depreciation) of investments............................   2,059,003      (629,382)
                                                                                              -----------   -----------

  Net Increase (decrease) in net assets from operations......................................   2,373,080      (534,507)
                                                                                              -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,061,192     7,808,361
   Transfers between Variable Investment Options including guaranteed interest account, net..     410,212     1,706,319
   Transfers for contract benefits and terminations..........................................    (580,666)     (223,830)
   Contract maintenance charges..............................................................      (2,972)       (1,037)
                                                                                              -----------   -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,887,766     9,289,813
                                                                                              -----------   -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       8,001            --
                                                                                              -----------   -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    6,268,847.    8,755,306
NET ASSETS -- BEGINNING OF PERIOD............................................................   14,179,897.    5,424,591
                                                                                              -----------   -----------

NET ASSETS -- END OF PERIOD..................................................................  $20,448,744.  $14,179,897
                                                                                              ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         546         1,074
  Redeemed...................................................................................        (192)         (221)
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................         354           853
                                                                                              ===========   ===========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              MFS(R) INVESTORS GROWTH
                                                                                                   STOCK SERIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (46,791) $  (32,600)
  Net realized gain (loss) on investments....................................................    282,510     177,894
  Change in unrealized appreciation (depreciation) of investments............................    274,670    (200,709)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    510,389     (55,415)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    609,748   1,489,388
   Transfers between Variable Investment Options including guaranteed interest account, net..   (269,649)     23,430
   Transfers for contract benefits and terminations..........................................    (67,735)    (64,398)
   Contract maintenance charges..............................................................       (643)       (254)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    271,721   1,448,166
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         429
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     782,110   1,393,180
NET ASSETS -- BEGINNING OF PERIOD............................................................   3,267,361   1,874,181
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $4,049,471  $3,267,361
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         77         325
  Redeemed...................................................................................        (54)       (201)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         23         124
                                                                                              ==========  ==========

                                                                                                 MFS(R) INVESTORS
                                                                                                   TRUST SERIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (22,331) $  (12,102)
  Net realized gain (loss) on investments....................................................     87,167      36,451
  Change in unrealized appreciation (depreciation) of investments............................    421,339    (141,875)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    486,175    (117,526)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    669,262   1,529,309
   Transfers between Variable Investment Options including guaranteed interest account, net..     (6,945)     22,946
   Transfers for contract benefits and terminations..........................................   (142,574)    (52,454)
   Contract maintenance charges..............................................................       (453)       (231)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    519,290   1,499,570
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,005,465   1,382,044
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,631,050   1,249,006
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $3,636,515  $2,631,050
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         81         194
  Redeemed...................................................................................        (37)        (62)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         44         132
                                                                                              ==========  ==========

                                                                                                 MFS(R) TECHNOLOGY
                                                                                                     PORTFOLIO
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (66,976) $  (41,075)
  Net realized gain (loss) on investments....................................................    243,161     149,913
  Change in unrealized appreciation (depreciation) of investments............................    285,906    (165,255)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    462,091     (56,417)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    778,157   1,456,635
   Transfers between Variable Investment Options including guaranteed interest account, net..    207,174     410,623
   Transfers for contract benefits and terminations..........................................   (251,161)   (112,423)
   Contract maintenance charges..............................................................       (701)       (282)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    733,469   1,754,553
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         428
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,195,560   1,698,564
NET ASSETS -- BEGINNING OF PERIOD............................................................   3,597,384   1,898,820
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $4,792,944  $3,597,384
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................        177         258
  Redeemed...................................................................................       (122)       (117)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         55         141
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              MFS(R) UTILITIES SERIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  436,087  $   55,881
  Net realized gain (loss) on investments....................................................    122,954     101,998
  Change in unrealized appreciation (depreciation) of investments............................    342,860     (12,899)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    901,901     144,980
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,500,454   2,372,460
   Transfers between Variable Investment Options including guaranteed interest account, net..    832,412   1,950,969
   Transfers for contract benefits and terminations..........................................   (300,255)    (55,032)
   Contract maintenance charges..............................................................       (880)       (240)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  2,031,731   4,268,157
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         444
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,933,632   4,413,581
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,062,057   1,648,476
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $8,995,689  $6,062,057
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................        293         452
  Redeemed...................................................................................       (132)       (101)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        161         351
                                                                                              ==========  ==========

                                                                                                      MULTIMANAGER
                                                                                                   AGGRESSIVE EQUITY
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (6,073,656) $  (7,884,775)
  Net realized gain (loss) on investments....................................................    2,194,779        565,834
  Change in unrealized appreciation (depreciation) of investments............................   61,827,204    (31,253,911)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   57,948,327    (38,572,852)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,159,013      7,442,145
   Transfers between Variable Investment Options including guaranteed interest account, net..  (23,255,848)   (36,944,938)
   Transfers for contract benefits and terminations..........................................  (32,612,830)   (36,721,448)
   Contract maintenance charges..............................................................   (7,019,740)    (7,266,769)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (54,729,405)   (73,491,010)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         10,002
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,218,922   (112,053,860)
NET ASSETS -- BEGINNING OF PERIOD............................................................  467,485,076    579,538,936
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $470,703,998  $ 467,485,076
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          952         11,654
  Redeemed...................................................................................       (3,871)       (15,283)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (2,919)        (3,629)
                                                                                              ============  =============
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................           --             --
  Redeemed...................................................................................           --             --
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................           --             --
                                                                                              ============  =============

                                                                                                       MULTIMANAGER
                                                                                                         CORE BOND
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,233,460  $   13,316,693
  Net realized gain (loss) on investments....................................................     75,085,939      59,685,946
  Change in unrealized appreciation (depreciation) of investments............................    (31,678,987)    (24,544,791)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     51,640,412      48,457,848
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     55,458,395      43,425,121
   Transfers between Variable Investment Options including guaranteed interest account, net..    218,061,138     159,302,963
   Transfers for contract benefits and terminations..........................................    (96,875,719)    (90,705,087)
   Contract maintenance charges..............................................................    (19,537,482)    (15,967,267)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    157,106,332      96,055,730
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --           9,998
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    208,746,744     144,523,576
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,295,345,365   1,150,821,789
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,504,092,109  $1,295,345,365
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         27,493          63,639
  Redeemed...................................................................................        (16,174)        (56,251)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         11,319           7,388
                                                                                              ==============  ==============
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                      MULTIMANAGER
                                                                                                 INTERNATIONAL EQUITY*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (257,312) $     590,594
  Net realized gain (loss) on investments....................................................  (28,522,386)   (22,647,381)
  Change in unrealized appreciation (depreciation) of investments............................   79,675,953    (57,874,848)
                                                                                              ------------  -------------
  Net Increase (decrease) in net assets from operations......................................   50,896,255    (79,931,635)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,472,201      7,689,436
   Transfers between Variable Investment Options including guaranteed interest account, net..  (14,005,016)   (11,521,718)
   Transfers for contract benefits and terminations..........................................  (20,392,853)   (22,297,990)
   Contract maintenance charges..............................................................   (5,174,943)    (5,684,668)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (33,100,611)   (31,814,940)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       35,002         24,998
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   17,830,646   (111,721,577)
NET ASSETS -- BEGINNING OF PERIOD............................................................  333,293,461    445,015,038
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $351,124,107  $ 333,293,461
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,607         14,213
  Redeemed...................................................................................       (4,358)       (16,602)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (2,751)        (2,389)
                                                                                              ============  =============

                                                                                                MULTIMANAGER LARGE CAP
                                                                                                     CORE EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,199,671) $ (1,650,400)
  Net realized gain (loss) on investments....................................................      226,171      (376,630)
  Change in unrealized appreciation (depreciation) of investments............................   16,744,124   (10,729,788)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   15,770,624   (12,756,818)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,762,538     3,897,390
   Transfers between Variable Investment Options including guaranteed interest account, net..   (3,871,457)      804,459
   Transfers for contract benefits and terminations..........................................   (9,164,248)   (8,818,051)
   Contract maintenance charges..............................................................   (1,922,147)   (1,926,093)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (12,195,314)   (6,042,295)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       37,000        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,612,310   (18,789,113)
NET ASSETS -- BEGINNING OF PERIOD............................................................  126,568,423   145,357,536
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $130,180,733  $126,568,423
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          863         7,701
  Redeemed...................................................................................       (1,945)       (8,312)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,082)         (611)
                                                                                              ============  ============

                                                                                                  MULTIMANAGER LARGE
                                                                                                      CAP VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (979,789) $ (1,711,358)
  Net realized gain (loss) on investments....................................................  (11,884,696)  (15,927,306)
  Change in unrealized appreciation (depreciation) of investments............................   55,946,962    (6,200,830)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   43,082,477   (23,839,494)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,399,479     6,239,641
   Transfers between Variable Investment Options including guaranteed interest account, net..  (22,413,817)  (21,537,376)
   Transfers for contract benefits and terminations..........................................  (21,081,733)  (23,210,437)
   Contract maintenance charges..............................................................   (4,784,687)   (4,855,251)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (40,880,758)  (43,363,423)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       52,000        23,285
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,253,719   (67,179,632)
NET ASSETS -- BEGINNING OF PERIOD............................................................  322,978,964   390,158,596
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $325,232,683  $322,978,964
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,120        13,031
  Redeemed...................................................................................       (4,284)      (16,462)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,164)       (3,431)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 MULTIMANAGER MID CAP
                                                                                                        GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (4,408,175) $ (4,950,107)
  Net realized gain (loss) on investments....................................................    7,131,839     4,265,882
  Change in unrealized appreciation (depreciation) of investments............................   35,531,754   (29,427,772)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   38,255,418   (30,111,997)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,218,314     5,682,211
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,392,566   (13,309,166)
   Transfers for contract benefits and terminations..........................................  (20,997,207)  (23,486,952)
   Contract maintenance charges..............................................................   (4,326,204)   (4,542,864)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (16,712,531)  (35,656,771)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       44,000        25,516
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   21,586,887   (65,743,252)
NET ASSETS -- BEGINNING OF PERIOD............................................................  286,175,524   351,918,776
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $307,762,411  $286,175,524
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,625        12,750
  Redeemed...................................................................................       (3,955)      (15,653)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,330)       (2,903)
                                                                                              ============  ============

                                                                                                 MULTIMANAGER MID CAP
                                                                                                        VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,837,494) $ (5,754,180)
  Net realized gain (loss) on investments....................................................    4,038,339     4,239,303
  Change in unrealized appreciation (depreciation) of investments............................   43,380,386   (58,698,724)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   43,581,231   (60,213,601)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    5,944,728     7,508,274
   Transfers between Variable Investment Options including guaranteed interest account, net..  (10,362,308)   13,237,116
   Transfers for contract benefits and terminations..........................................  (21,814,738)  (24,283,664)
   Contract maintenance charges..............................................................   (5,019,824)   (5,368,284)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (31,252,142)   (8,906,558)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       52,000        24,999
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   12,381,089   (69,095,160)
NET ASSETS -- BEGINNING OF PERIOD............................................................  343,373,635   412,468,795
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $355,754,724  $343,373,635
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,981        13,414
  Redeemed...................................................................................       (4,145)      (14,111)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,164)         (697)
                                                                                              ============  ============

                                                                                                     MULTIMANAGER
                                                                                                  MULTI-SECTOR BOND*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,559,632  $ 14,609,978
  Net realized gain (loss) on investments....................................................  (19,944,496)  (40,965,657)
  Change in unrealized appreciation (depreciation) of investments............................   37,790,573    48,131,497
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   23,405,709    21,775,818
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,484,097     7,540,092
   Transfers between Variable Investment Options including guaranteed interest account, net..   58,229,744    20,995,393
   Transfers for contract benefits and terminations..........................................  (49,230,787)  (47,895,293)
   Contract maintenance charges..............................................................   (8,304,800)   (7,679,861)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    9,178,254   (27,039,669)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       39,999        28,693
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   32,623,962    (5,235,158)
NET ASSETS -- BEGINNING OF PERIOD............................................................  614,230,527   619,465,685
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $646,854,489  $614,230,527
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        6,286        24,283
  Redeemed...................................................................................       (5,201)      (25,579)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        1,085        (1,296)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                MULTIMANAGER SMALL CAP
                                                                                                        GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,818,571) $ (3,150,088)
  Net realized gain (loss) on investments....................................................    6,168,344       273,172
  Change in unrealized appreciation (depreciation) of investments............................   14,595,672   (34,258,406)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   17,945,445   (37,135,322)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    4,875,495     4,998,248
   Transfers between Variable Investment Options including guaranteed interest account, net..   (7,965,688)  (13,657,298)
   Transfers for contract benefits and terminations..........................................   (9,824,077)  (11,817,990)
   Contract maintenance charges..............................................................   (2,942,385)   (3,096,628)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (15,856,655)  (23,573,668)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,088,790   (60,698,990)
NET ASSETS -- BEGINNING OF PERIOD............................................................  177,417,054   238,116,044
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $179,505,844  $177,417,054
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,402        17,212
  Redeemed...................................................................................       (7,474)      (20,377)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,072)       (3,165)
                                                                                              ============  ============

                                                                                                MULTIMANAGER SMALL CAP
                                                                                                        VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,376,451) $ (5,760,956)
  Net realized gain (loss) on investments....................................................  (15,765,369)  (17,991,023)
  Change in unrealized appreciation (depreciation) of investments............................   73,413,256   (18,742,289)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   54,271,436   (42,494,268)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,050,138     5,296,362
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,116,729)  (25,444,413)
   Transfers for contract benefits and terminations..........................................  (26,987,335)  (30,195,343)
   Contract maintenance charges..............................................................   (5,015,411)   (5,158,689)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (38,069,337)  (55,502,083)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       69,000        26,590
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   16,271,099   (97,969,761)
NET ASSETS -- BEGINNING OF PERIOD............................................................  365,555,785   463,525,546
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $381,826,884  $365,555,785
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,037        11,278
  Redeemed...................................................................................       (4,705)      (15,207)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,668)       (3,929)
                                                                                              ============  ============

                                                                                                     MULTIMANAGER
                                                                                                      TECHNOLOGY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,929,615) $ (6,002,375)
  Net realized gain (loss) on investments....................................................   22,305,540    15,578,501
  Change in unrealized appreciation (depreciation) of investments............................   25,797,857   (35,513,441)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   42,173,782   (25,937,315)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,370,770     7,037,038
   Transfers between Variable Investment Options including guaranteed interest account, net..    3,174,714     2,306,548
   Transfers for contract benefits and terminations..........................................  (24,842,920)  (25,027,884)
   Contract maintenance charges..............................................................   (5,712,193)   (5,445,045)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (20,009,629)  (21,129,343)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       67,000            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   22,231,153   (47,066,658)
NET ASSETS -- BEGINNING OF PERIOD............................................................  363,549,012   410,615,670
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $385,780,165  $363,549,012
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,071        19,848
  Redeemed...................................................................................       (5,607)      (21,717)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,536)       (1,869)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                                   MUTUAL SHARES
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   45,442  $   53,853
  Net realized gain (loss) on investments....................................................     71,184      14,888
  Change in unrealized appreciation (depreciation) of investments............................    649,521    (242,829)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    766,147    (174,088)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,048,152   3,514,329
   Transfers between Variable Investment Options including guaranteed interest account, net..   (196,583)    834,742
   Transfers for contract benefits and terminations..........................................   (271,645)    (93,895)
   Contract maintenance charges..............................................................     (1,230)       (370)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    578,694   4,254,806
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         436
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,344,841   4,081,154
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,643,089   1,561,935
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,987,930  $5,643,089
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        138         568
  Redeemed...................................................................................        (83)       (175)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         55         393
                                                                                              ==========  ==========

                                                                                                   PIMCO VARIABLE
                                                                                                   INSURANCE TRUST
                                                                                               COMMODITYREALRETURN(R)
                                                                                                 STRATEGY PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   137,820  $ 1,018,861
  Net realized gain (loss) on investments....................................................     315,206       90,665
  Change in unrealized appreciation (depreciation) of investments............................     (77,214)  (2,283,978)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     375,812   (1,174,452)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,919,332    6,095,590
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,485,549    1,741,746
   Transfers for contract benefits and terminations..........................................    (420,433)    (141,268)
   Contract maintenance charges..............................................................      (2,004)        (551)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,982,444    7,695,517
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         481          500
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,358,737    6,521,565
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,607,860    4,086,295
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,966,597  $10,607,860
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         433          808
  Redeemed...................................................................................        (108)        (224)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         325          584
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                   PIMCO VARIABLE
                                                                                                  INSURANCE TRUST
                                                                                                  EMERGING MARKETS
                                                                                                   BOND PORTFOLIO
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   412,671  $  275,783
  Net realized gain (loss) on investments....................................................     176,849      63,020
  Change in unrealized appreciation (depreciation) of investments............................   1,195,472     (18,207)
                                                                                              -----------  ----------
  Net Increase (decrease) in net assets from operations......................................   1,784,992     320,596
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,012,997   3,199,013
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,491,345   1,249,104
   Transfers for contract benefits and terminations..........................................    (579,004)   (315,375)
   Contract maintenance charges..............................................................      (1,551)       (812)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   2,923,787   4,131,930
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      27,745         790
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,736,524   4,453,316
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,691,272   5,237,956
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $14,427,796  $9,691,272
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         514         729
  Redeemed...................................................................................        (280)       (366)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         234         363
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   PIMCO VARIABLE
                                                                                                INSURANCE TRUST REAL
                                                                                                  RETURN PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (228,949) $    65,240
  Net realized gain (loss) on investments....................................................   3,230,994    1,228,845
  Change in unrealized appreciation (depreciation) of investments............................      (1,670)     534,326
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   3,000,375    1,828,411
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   9,757,220   17,924,736
   Transfers between Variable Investment Options including guaranteed interest account, net..   5,325,800    5,061,621
   Transfers for contract benefits and terminations..........................................  (2,058,637)    (736,649)
   Contract maintenance charges..............................................................      (5,595)      (1,761)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  13,018,788   22,247,947
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       3,108        3,803
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  16,022,271   24,080,161
NET ASSETS -- BEGINNING OF PERIOD............................................................  34,062,059    9,981,898
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $50,084,330  $34,062,059
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................       1,642        2,700
  Redeemed...................................................................................        (553)        (721)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       1,089        1,979
                                                                                              ===========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                   PIMCO VARIABLE
                                                                                                INSURANCE TRUST TOTAL
                                                                                                  RETURN PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   704,079  $   427,606
  Net realized gain (loss) on investments....................................................   1,514,293      727,420
  Change in unrealized appreciation (depreciation) of investments............................   2,994,478     (527,898)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   5,212,850      627,128
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  12,602,919   27,111,097
   Transfers between Variable Investment Options including guaranteed interest account, net..   9,013,476    5,807,725
   Transfers for contract benefits and terminations..........................................  (3,105,266)  (1,555,215)
   Contract maintenance charges..............................................................      (8,842)      (3,025)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  18,502,287   31,360,582
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      26,618        2,364
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  23,741,755   31,990,074
NET ASSETS -- BEGINNING OF PERIOD............................................................  56,085,667   24,095,593
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $79,827,422  $56,085,667
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................       2,510        4,046
  Redeemed...................................................................................        (861)      (1,137)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       1,649        2,909
                                                                                              ===========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                    PROFUND
                                                                                                    VP BEAR
                                                                                              -------------------
                                                                                                 2012      2011
                                                                                              ---------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (9,579) $(10,131)
  Net realized gain (loss) on investments....................................................  (130,868)  (81,574)
  Change in unrealized appreciation (depreciation) of investments............................    (8,970)    5,881
                                                                                              ---------  --------
  Net Increase (decrease) in net assets from operations......................................  (149,417)  (85,824)
                                                                                              ---------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     7,489   107,940
   Transfers between Variable Investment Options including guaranteed interest account, net..    42,316   389,826
   Transfers for contract benefits and terminations..........................................   (18,384)  (12,964)
   Contract maintenance charges..............................................................      (105)      (99)
                                                                                              ---------  --------

  Net increase (decrease) in net assets from contractowner transactions......................    31,316   484,703
                                                                                              ---------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        --        --
                                                                                              ---------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  (118,101)  398,879
NET ASSETS -- BEGINNING OF PERIOD............................................................   830,380   431,501
                                                                                              ---------  --------

NET ASSETS -- END OF PERIOD.................................................................. $ 712,279  $830,380
                                                                                              =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................        --        --
  Redeemed...................................................................................        --        --
                                                                                              ---------  --------
  Net Increase (Decrease)....................................................................        --        --
                                                                                              =========  ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       349       483
  Redeemed...................................................................................      (344)     (420)
                                                                                              ---------  --------
  Net Increase (Decrease)....................................................................         5        63
                                                                                              =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    PROFUND VP
                                                                                                   BIOTECHNOLOGY
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (50,286) $  (22,069)
  Net realized gain (loss) on investments....................................................    247,335      40,406
  Change in unrealized appreciation (depreciation) of investments............................    812,125      39,079
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,009,174      57,416
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    521,124   1,163,535
   Transfers between Variable Investment Options including guaranteed interest account, net..    681,684     228,110
   Transfers for contract benefits and terminations..........................................   (127,327)    (48,771)
   Contract maintenance charges..............................................................       (477)       (161)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,075,004   1,342,713
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         459
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,084,178   1,400,588
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,142,683     742,095
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,226,861  $2,142,683
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        159         187
  Redeemed...................................................................................        (76)        (63)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         83         124
                                                                                              ==========  ==========

                                                                                                T. ROWE PRICE HEALTH
                                                                                                 SCIENCES PORTFOLIO
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (131,967) $  (49,901)
  Net realized gain (loss) on investments....................................................     724,633     204,477
  Change in unrealized appreciation (depreciation) of investments............................   1,362,536      44,225
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,955,202     198,801
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,867,392   2,344,683
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,687,008   1,163,389
   Transfers for contract benefits and terminations..........................................    (291,426)    (66,822)
   Contract maintenance charges..............................................................      (1,235)       (373)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,261,739   3,440,877
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         413          87
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,217,354   3,639,765
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,466,918   1,827,153
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $10,684,272  $5,466,918
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         353         369
  Redeemed...................................................................................        (138)       (102)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         215         267
                                                                                              ===========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

                                                                                                TEMPLETON DEVELOPING
                                                                                              MARKETS SECURITIES FUND
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (2,107) $   (22,418)
  Net realized gain (loss) on investments....................................................   (114,576)     143,292
  Change in unrealized appreciation (depreciation) of investments............................    637,300   (1,045,502)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................    520,617     (924,628)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    453,968    2,232,822
   Transfers between Variable Investment Options including guaranteed interest account, net..   (438,329)     295,463
   Transfers for contract benefits and terminations..........................................   (167,798)    (218,741)
   Contract maintenance charges..............................................................       (965)        (617)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   (153,124)   2,308,927
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     37,000           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    404,493    1,384,299
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,730,496    3,346,197
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $5,134,989  $ 4,730,496
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        132          509
  Redeemed...................................................................................       (148)        (311)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................        (16)         198
                                                                                              ==========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 TEMPLETON FOREIGN
                                                                                                  SECURITIES FUND
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    86,040  $   13,599
  Net realized gain (loss) on investments....................................................     (14,843)     66,062
  Change in unrealized appreciation (depreciation) of investments............................     698,170    (818,932)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     769,367    (739,271)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     736,556   2,972,482
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,178,348)    (73,635)
   Transfers for contract benefits and terminations..........................................    (155,681)    (94,101)
   Contract maintenance charges..............................................................        (876)       (384)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    (598,349)  2,804,362
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     171,018   2,065,091
NET ASSETS -- BEGINNING OF PERIOD............................................................   4,902,766   2,837,675
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,073,784  $4,902,766
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          90         367
  Redeemed...................................................................................        (148)       (114)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         (58)        253
                                                                                              ===========  ==========

                                                                                                TEMPLETON GLOBAL BOND
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 2,802,617  $ 1,153,345
  Net realized gain (loss) on investments....................................................     128,704      309,257
  Change in unrealized appreciation (depreciation) of investments............................   3,639,624   (2,909,625)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,570,945   (1,447,023)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  10,967,206   24,101,112
   Transfers between Variable Investment Options including guaranteed interest account, net..     621,778    4,995,674
   Transfers for contract benefits and terminations..........................................  (1,807,691)    (871,940)
   Contract maintenance charges..............................................................      (7,556)      (2,709)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   9,773,737   28,222,137
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  16,344,682   26,775,114
NET ASSETS -- BEGINNING OF PERIOD............................................................  43,698,230   16,923,116
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $60,042,912  $43,698,230
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       1,234        3,113
  Redeemed...................................................................................        (399)        (659)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         835        2,454
                                                                                              ===========  ===========

                                                                                                 TEMPLETON GROWTH
                                                                                                 SECURITIES FUND
                                                                                              ---------------------
                                                                                                 2012        2011
                                                                                              ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,147  $    (273)
  Net realized gain (loss) on investments....................................................     19,120     22,253
  Change in unrealized appreciation (depreciation) of investments............................    185,071   (117,532)
                                                                                              ----------  ---------

  Net Increase (decrease) in net assets from operations......................................    212,338    (95,552)
                                                                                              ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    248,228    493,379
   Transfers between Variable Investment Options including guaranteed interest account, net..   (168,641)   (57,823)
   Transfers for contract benefits and terminations..........................................    (27,574)   (40,035)
   Contract maintenance charges..............................................................       (189)       (65)
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from contractowner transactions......................     51,824    395,456
                                                                                              ----------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --        (25)
                                                                                              ----------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................    264,162    299,879
NET ASSETS -- BEGINNING OF PERIOD............................................................    919,307    619,428
                                                                                              ----------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $1,183,469  $ 919,307
                                                                                              ==========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         63         94
  Redeemed...................................................................................        (56)       (57)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................          7         37
                                                                                              ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               VAN ECK VIP GLOBAL HARD
                                                                                                     ASSETS FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (149,916) $  (106,617)
  Net realized gain (loss) on investments....................................................   1,438,915      296,077
  Change in unrealized appreciation (depreciation) of investments............................  (1,146,130)  (3,361,488)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................     142,869   (3,172,028)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,752,699    9,670,906
   Transfers between Variable Investment Options including guaranteed interest account, net..      41,352    2,429,370
   Transfers for contract benefits and terminations..........................................    (662,763)    (281,480)
   Contract maintenance charges..............................................................      (3,193)      (1,252)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,128,095   11,817,544
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      17,468          310
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,288,432    8,645,826
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,330,485    7,684,659
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,618,917  $16,330,485
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
  Issued.....................................................................................         485        1,181
  Redeemed...................................................................................        (207)        (246)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         278          935
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on January 18, 2011.
(b)Units were made available on February 22, 2011.
(c)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(d)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(e)EQ/Large Cap Value Index replaced "EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(f)Units were made available on October 10, 2011.
(g)Invesco Van Kampen V.I. American Franchise Fund replaced Invesco V.I. Leisure Fund due to a fund merger on April 30, 2012. On the same day, Invesco V.I. Leisure fund merged into Invesco V.I. Capital Growth Fund, which was then reanamed Invesco Van Kampen V.I. American Franchise Fund.
(h)Guggenheim VT Multi-Hedge Strategies Fund replaced Guggenheim Alternative Strategies Fund due to a fund merger on July 13, 2012. On the same day, Rydex|SGI VT Alternative Strategies Fund was renamed Guggenheim VT Alternative Strategies Fund.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund/(1)/
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund
  .   Invesco Van Kampen V.I. American Franchise Fund

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  .   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
  .   AllianceBernstein VPS International Growth Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Large Company Value Fund
  .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager International Equity
  .   Multimanager Large Cap Core Equity
  .   Multimanager Large Cap Value
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Multi-Sector Bond
  .   Multimanager Small Cap Growth
  .   Multimanager Small Cap Value
  .   Multimanager Technology

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Large Cap Growth V.I Fund

     EQ ADVISORS TRUST *
  .   All Asset Growth-Alt 20/(2)/
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Growth Strategy
  .   AXA Moderate Growth Strategy
  .   AXA Tactical Manager 400
  .   AXA Tactical Manager 500
  .   AXA Tactical Manager 2000
  .   AXA Tactical Manager International
  .   AXA Ultra Conservative Strategy
  .   EQ/AllianceBernstein Dynamic Wealth Strategies
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/AXA Franklin Small Cap Value Core
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Boston Advisors Equity Income
  .   EQ/Calvert Socially Responsible
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Davis New York Venture
  .   EQ/Equity 500 Index
  .   EQ/Equity Growth PLUS
  .   EQ/Franklin Core Balanced
  .   EQ/Franklin Templeton Allocation
  .   EQ/GAMCO Mergers and Acquisitions
  .   EQ/GAMCO Small Company Value
  .   EQ/Global Bond PLUS
  .   EQ/Global Multi-Sector Equity
  .   EQ/Intermediate Government Bond/(3)/
  .   EQ/International Core PLUS
  .   EQ/International Equity Index
  .   EQ/International ETF
  .   EQ/International Value PLUS
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Core PLUS

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Freedom 2015 Portfolio
 .   Fidelity(R) VIP Freedom 2020 Portfolio
 .   Fidelity(R) VIP Freedom 2025 Portfolio
 .   Fidelity(R) VIP Freedom 2030 Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Strategic Income Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Income Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Franklin Templeton VIP Founding Funds Allocation Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Foreign Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSURANCE FUNDS
 .   Guggenheim VT Global Managed Futures Strategy Fund/(4)/
 .   Guggenheim VT Multi-Hedge Strategies Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Asset Strategy
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Global Natural Resources
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     LORD ABBETT SERIES FUND, INC.
 .   Lord Abbett Series Fund - Bond Debenture Portfolio
 .   Lord Abbett Series Fund - Classic Stock Portfolio
 .   Lord Abbett Series Fund - Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     PROFUNDS
 .   ProFund VP Bear
 .   ProFund VP Biotechnology

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Health Sciences Portfolio II

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

  (1)Formerly known as Invesco V.I. Dividend Growth Fund.
  (2)Formerly known as All Asset Allocation.
  (3)Formerly known as EQ/Intermediate Government Bond Index.
  (4)Formerly known as RYDEX|SGI VT Managed Futures Strategy Fund.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   Note: Separate Account No. 49 also includes twelve Variable Investment Options that have not been offered to the public and for which the financial statements have not been included herein.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently (collectively, the "Contracts"). These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable,

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)

   and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                           PURCHASES      SALES
                                                          ------------ ------------
All Asset Growth-Alt 20.................................. $  2,064,872 $  1,170,928
AllianceBernstein VPS Balanced Wealth Strategy Portfolio.    1,004,179      379,003
AllianceBernstein VPS International Growth Portfolio.....    1,636,380      994,765
American Century VP Large Company Value Fund.............    1,964,755    1,745,302
American Century VP Mid Cap Value Fund...................    3,544,239    1,123,680
AXA Aggressive Allocation................................  155,306,903  406,865,834
AXA Balanced Strategy....................................  355,980,627   65,953,972
AXA Conservative Allocation..............................  397,025,844  439,555,970
AXA Conservative Growth Strategy.........................  180,627,673   51,702,565
AXA Conservative Strategy................................  182,074,920   68,911,975

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                  PURCHASES        SALES
                                                -------------- --------------
AXA Conservative-Plus Allocation............... $  187,752,420 $  254,486,087
AXA Growth Strategy............................    279,498,202     63,544,370
AXA Moderate Allocation........................    301,309,435    782,736,556
AXA Moderate Growth Strategy...................    653,743,716    149,265,000
AXA Moderate-Plus Allocation...................    323,185,989  1,133,943,307
AXA Tactical Manager 400.......................     16,481,028      5,687,069
AXA Tactical Manager 500.......................     45,092,777     12,641,146
AXA Tactical Manager 2000......................     18,231,638      5,585,968
AXA Tactical Manager International.............     28,576,044     11,180,527
AXA Ultra Conservative Strategy................        944,089        752,444
BlackRock Global Allocation V.I. Fund..........     11,318,968      6,645,852
BlackRock Large Cap Growth V.I Fund............      2,801,499      1,541,286
EQ/AllianceBernstein Dynamic Wealth Strategies.    290,427,189     20,146,998
EQ/AllianceBernstein Small Cap Growth..........     90,375,330     93,087,378
EQ/AXA Franklin Small Cap Value Core...........     28,854,657     37,773,412
EQ/BlackRock Basic Value Equity................     69,783,652    123,883,633
EQ/Boston Advisors Equity Income...............     87,767,008     43,068,226
EQ/Calvert Socially Responsible................      7,113,569      8,836,815
EQ/Capital Guardian Research...................     40,652,233    127,753,137
EQ/Common Stock Index..........................     37,396,694    104,449,692
EQ/Core Bond Index.............................    225,207,272    160,400,922
EQ/Davis New York Venture......................     18,802,488     50,594,661
EQ/Equity 500 Index............................    191,203,883    217,342,311
EQ/Equity Growth PLUS..........................     20,387,852    158,101,050
EQ/Franklin Core Balanced......................    144,952,632     82,299,492
EQ/Franklin Templeton Allocation...............     58,529,132    158,108,032
EQ/GAMCO Mergers and Acquisitions..............     33,925,836     45,298,398
EQ/GAMCO Small Company Value...................    117,246,478    133,004,464
EQ/Global Bond PLUS............................     85,047,870     90,900,182
EQ/Global Multi-Sector Equity..................     41,445,309    130,194,420
EQ/Intermediate Government Bond................    110,505,886    119,262,670
EQ/International Core PLUS.....................     32,335,384     94,302,087
EQ/International Equity Index..................     42,536,807     74,847,202
EQ/International ETF...........................      1,386,634        596,933
EQ/International Value PLUS....................     26,628,374     79,555,284
EQ/JPMorgan Value Opportunities................     22,687,183     53,041,318
EQ/Large Cap Core PLUS.........................     19,920,903     23,532,977
EQ/Large Cap Growth Index......................     57,821,530     72,596,101
EQ/Large Cap Growth PLUS.......................     26,468,673     84,773,207
EQ/Large Cap Value Index.......................     40,374,002     67,334,143
EQ/Large Cap Value PLUS........................     25,279,557    144,525,399
EQ/Lord Abbett Large Cap Core..................     21,369,473     49,727,189
EQ/MFS International Growth....................     72,420,545     62,496,096
EQ/Mid Cap Index...............................     67,480,828     99,748,976
EQ/Mid Cap Value PLUS..........................     28,124,767    129,794,472
EQ/Money Market................................  1,868,285,157  1,906,709,872
EQ/Montag & Caldwell Growth....................     30,351,379     37,778,636
EQ/Morgan Stanley Mid Cap Growth...............     91,269,365    126,402,038
EQ/Mutual Large Cap Equity.....................      9,844,797     33,651,523
EQ/Oppenheimer Global..........................     53,031,559     52,720,721
EQ/PIMCO Ultra Short Bond......................    180,041,409    310,614,232
EQ/Quality Bond PLUS...........................     58,705,994     83,650,984
EQ/Small Company Index.........................     75,175,204     80,122,984

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                           PURCHASES      SALES
                                                          ------------ ------------
EQ/T. Rowe Price Growth Stock............................ $120,234,723 $ 88,510,162
EQ/Templeton Global Equity...............................   29,631,150   32,572,164
EQ/UBS Growth & Income...................................   23,241,714   23,026,852
EQ/Van Kampen Comstock...................................   32,564,453   46,383,793
EQ/Wells Fargo Omega Growth..............................  180,490,318  121,983,331
Fidelity(R) VIP Asset Manager: Growth Portfolio..........      133,603       89,964
Fidelity(R) VIP Contrafund(R) Portfolio..................    7,222,887    2,994,361
Fidelity(R) VIP Freedom 2015 Portfolio...................      499,456      239,349
Fidelity(R) VIP Freedom 2020 Portfolio...................      200,083       19,554
Fidelity(R) VIP Freedom 2025 Portfolio...................      257,328       38,630
Fidelity(R) VIP Freedom 2030 Portfolio...................      815,377      685,652
Fidelity(R) VIP Mid Cap Portfolio........................    4,037,118    1,845,151
Fidelity(R) VIP Strategic Income Portfolio...............    8,761,192    2,214,994
Franklin Income Securities Fund..........................    4,348,527    1,431,260
Franklin Strategic Income Securities Fund................    6,962,508    2,327,257
Franklin Templeton VIP Founding Funds Allocation Fund....      445,972      236,158
Goldman Sachs VIT Mid Cap Value Fund.....................    2,258,506    1,616,934
Guggenheim VT Global Managed Futures Strategy Fund.......      436,371       94,049
Guggenheim VT Multi-Hedge Strategies Fund................      648,689       66,502
Invesco V.I. Diversified Dividend Fund...................    1,341,446      537,290
Invesco V.I. Global Real Estate Fund.....................    6,423,136    2,420,572
Invesco V.I. High Yield Fund.............................    3,491,310    1,333,506
Invesco V.I. International Growth Fund...................    3,253,928    1,685,540
Invesco V.I. Mid Cap Core Equity Fund....................    1,139,554      657,219
Invesco V.I. Small Cap Equity Fund.......................    1,240,807      823,112
Invesco Van Kampen V.I. American Franchise Fund..........    1,014,946      645,045
Ivy Funds VIP Asset Strategy.............................    5,287,963    2,243,226
Ivy Funds VIP Dividend Opportunities.....................    3,341,451    2,975,951
Ivy Funds VIP Energy.....................................    3,483,639    2,300,709
Ivy Funds VIP Global Natural Resources...................    2,800,665    1,748,054
Ivy Funds VIP High Income................................   15,289,846    7,067,391
Ivy Funds VIP Mid Cap Growth.............................    5,733,765    2,080,250
Ivy Funds VIP Science and Technology.....................    3,919,816    1,579,814
Ivy Funds VIP Small Cap Growth...........................    1,682,189    1,653,507
Lazard Retirement Emerging Markets Equity Portfolio......   13,137,003    4,776,967
Lord Abbett Series Fund - Bond Debenture Portfolio.......    1,767,344      289,376
Lord Abbett Series Fund - Classic Stock Portfolio........      741,555      396,205
Lord Abbett Series Fund - Growth Opportunities Portfolio.      797,985      321,554
MFS(R) International Value Portfolio.....................    6,308,447    2,408,916
MFS(R) Investors Growth Stock Series.....................    1,154,368      735,944
MFS(R) Investors Trust Series............................      995,988      499,029
MFS(R) Technology Portfolio..............................    2,375,767    1,709,274
MFS(R) Utilities Series..................................    4,309,647    1,841,829
Multimanager Aggressive Equity...........................   15,869,222   76,672,283
Multimanager Core Bond...................................  475,012,659  241,939,100
Multimanager International Equity........................   23,680,277   57,003,198
Multimanager Large Cap Core Equity.......................   10,676,372   24,034,357
Multimanager Large Cap Value.............................   18,125,518   59,934,065
Multimanager Mid Cap Growth..............................   34,255,140   55,331,846
Multimanager Mid Cap Value...............................   29,778,465   64,816,101
Multimanager Multi-Sector Bond...........................  110,685,727   95,907,842
Multimanager Small Cap Growth............................   36,438,788   55,114,014
Multimanager Small Cap Value.............................   27,679,085   69,055,873
Multimanager Technology..................................   53,643,801   79,516,045

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
Mutual Shares Securities Fund............................................ $  1,659,687 $  1,035,551
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    6,130,032    1,509,869
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio...........    7,017,913    3,652,914
PIMCO Variable Insurance Trust Real Return Portfolio.....................   22,884,037    7,472,789
PIMCO Variable Insurance Trust Total Return Portfolio....................   31,522,438   10,790,296
ProFund VP Bear..........................................................    2,164,825    2,143,088
ProFund VP Biotechnology.................................................    2,163,651    1,138,933
T. Rowe Price Health Sciences Portfolio..................................    5,620,562    2,293,192
Templeton Developing Markets Securities Fund.............................    1,516,513    1,634,744
Templeton Foreign Securities Fund........................................    1,067,494    1,579,803
Templeton Global Bond Securities Fund....................................   18,170,422    5,503,606
Templeton Growth Securities Fund.........................................      662,248      602,277
Van Eck VIP Global Hard Assets Fund......................................    6,968,972    2,492,508

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest in are categorized by the share class of the Portfolio. The shares of Class K held by the Variable Investment Options as of December 31, 2012, are attributable to amounts retained in the Variable Investment Option by AXA Equitable. The amounts retained by AXA Equitable are also held in shares of Class A and B. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Class K units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the Portfolios that are attributable to Class A units or equivalent units, and Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.25% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Dynamic Wealth Strategies, EQ/AllianceBerstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

6. Reorganizations

   In 2012, a full reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax-free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco Van Kampen V.I. American Franchise Fund. On April 30, 2012, Invesco V.I. Leisure Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Capital Growth Fund, which was renamed Invesco V.I. American Franchise Fund on the same date. For accounting purposes, the reorganization which occurred in 2012 was treated as a merger.

   In 2012, a full reorganization occurred within Guggenheim Variable Insurance Funds, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax-free exchange, two Variable Investment Options managed by Guggenheim. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Guggenheim VT Multi-Hedge Strategies Fund. On July 13, 2012, Guggenheim VT Alternative Strategies Fund, exchanged all of its assets and liabilities for equivalent interests in Guggenheim VT Multi-Hedge Strategies Fund. On the same date, RYDEXSGI|VT Alternative Futures Fund was renamed Gugggenheim VT Alternative Strategies Fund. For accounting purposes, the reorganization which occurred in 2012 was treated as a merger.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Diversified Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Diversified Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO         SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 APRIL 30, 2012           INVESCO V.I. LEISURE FUND INVESCO VAN KAMPEN V.I. AMERICAN
                                                    FRANCHISE FUND
------------------------------------------------------------------------------------
Shares -- Series II         47,501                    12,041
Value -- Series II        $   9.26                  $  36.53
Net Assets Before Merger  $439,856
Net Assets After Merger   $     --                  $439,856

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------
 JULY 13, 2012            GUGGENHEIM VT ALTERNATIVE STRATEGIES GUGGENHEIM VT MULTI-HEDGE
                          ALLOCATION FUND                      STRATEGIES FUND
-----------------------------------------------------------------------------------------------------
Shares -- Common Shares         29,947                               24,864
Value -- Common Shares    $      18.54                         $      22.33
Net Assets Before Merger  $    555,220
Net Assets After Merger   $         --                         $    555,220
-----------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------
Shares -- Series II            175,545                               68,069
Value -- Series II        $       5.89                         $      15.19
Net Assets Before Merger  $  1,033,961                         $         --
Net Assets After Merger   $         --                         $  1,033,961
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class A               70,733                              124,498
Value -- Class A          $      13.86                         $      17.94
Shares -- Class B           24,750,301                           34,472,013
Value -- Class B          $      13.86                         $      17.57
Net Assets Before Merger  $344,019,522                         $263,887,253
Net Assets After Merger   $         --                         $607,906,775
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class A                   --                              252,280
Value -- Class A                    --                         $       5.63
Shares -- Class B           16,157,268                           52,913,950
Value -- Class B          $      10.68                         $       5.61
Net Assets Before Merger  $172,559,624                         $125,707,972
Net Assets After Merger   $         --                         $298,267,596
-----------------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued before May 1, 1997.     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1, 1997.............     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1, 2000...........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1, 2002...........     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after September 15, 2003......     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0...........................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Elite, Plus, Select........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II..................................     1.10%          0.35%         0.45%      1.90%     1.90%

Accumulator Select issued on or after April 1, 2002....     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after April 1, 2002......     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after September 15, 2003.     0.90%          0.35%         0.25%      1.50%     1.50%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)

                                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                         ------------- -------------- ------------ --------- ---------

Accumulator Plus 06, 07, 8.0, 9.0.......................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after September 15, 2003.     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II....................................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0......................     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series B............................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 11.0 -- Series CP...........................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator 11.0 -- Series L............................     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series C............................     1.10%          0.25%         0.35%      1.70%     1.70%

Stylus..................................................     0.80%          0.30%         0.05%      1.15%     1.15%

Retirement Income for Life..............................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Income for Life (NY).........................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/................................     0.50%            --            --       0.50%     0.50%

Accumulator Express.....................................     0.70%          0.25%           --       0.95%     0.95%

Retirement Cornerstone Series CP........................     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone Series B.........................     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone Series L.........................     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone Series C.........................     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series B...................     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 11 -- Series CP..................     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 11 -- Series C...................     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series L...................     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 11 -- Series ADV.................     0.35%          0.20%         0.10%      0.65%     0.65%

Structured Capital Strategies Series B/(2)/.............     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/...........     0.65%            --            --       0.65%     0.65%

Structure Capital Strategies Series C/(2)/..............     1.65%            --            --       1.65%     1.65%

   ----------
  (1)The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
  (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction     Varies by state                          Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge         Annually on each contract  Depending on account value, in Years 1   Unit liquidation from
                                     date anniversary.          to 2 lesser of $30 or 2% of account      account value
                                                                value, thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED
                -------                        -----------                     ---------------

Withdrawal charge                       At time of transaction     LOW - 0% in contract year 10 and
                                                                   thereafter.

                                                                   HIGH - 8% in contract years 1 and 2.
                                                                   The charge is 7% in contract years 3
                                                                   and 4, and declines 1% each contract
                                                                   year until it reaches 0% in contract
                                                                   year 10.

                                                                   *  Note - Depending on the contract
                                                                      and/or certain elections made under
                                                                      the contract, the withdrawal charge
                                                                      may or may not apply.

BaseBuilder benefit charge              Annually on each contract  0.30%
                                        date anniversary.

Protection Plus                         Annually on each contract  LOW - 0.20%
                                        date anniversary.          HIGH - 0.35%.

Guaranteed minimum death benefit
options:

Annual ratchet to age 85                Annually on each contract  LOW - 0.20% of the Annual ratchet to
                                        date anniversary.          age 85 benefit base
                                                                   HIGH - 0.35% of the Annual ratchet to
                                                                   age 85 benefit base

Greater of 4% roll up to age 85 or      Annually on each contract  1.00% of the greater of 4% roll-up to
Annual ratchet to age 85                date anniversary           age 85 or Annual ratchet to age 85
                                                                   benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or       Annually on each contract  LOW - 0.50% of the greater of 5%
annual ratchet to age 85                date anniversary.          roll-up to age 85 or annual ratchet to
                                                                   age 85 benefit base
                                                                   HIGH - 1.00 % of 5% roll-up to age 85
                                                                   or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or 70)
                                                                   benefit base

6% rollup to age 85                     Annually on each contract  LOW - 0.35% of the 6% roll-up to age 85
                                        date anniversary.          benefit base
                                                                   HIGH - 0.45% of the 6% roll-up to age
                                                                   85 benefit base

Greater of 6.5%, 6% or 3% rollup to     Annually on each contract  LOW - 0.45% of the 6% roll-up to age 85
age 85 or annual ratchet to age 85      date anniversary.          benefit base or the Annual ratchet to
                                                                   age 85 benefit base,
                                                                   as applicable
                                                                   HIGH - 0.80% of the 6.5%, 6% or 3%
                                                                   roll-up to age 85 benefit base or the
                                                                   Annual ratchet to age 85 benefit base,
                                                                   as applicable

Greater of 5% rollup to owner's age 80                             LOW - 0.80% (max 0.95%) of the 5%
or Annual ratchet to owner's age 80                                roll-up to age 80 benefit base or the
                                                                   annual ratchet benefit base, as
                                                                   applicable
                                                                   HIGH - 1.10% (max 1.25%) of the 5%
                                                                   roll-up to age 80 benefit base or the
                                                                   annual ratchet benefit base, as
                                                                   applicable

Greater of compounded annual roll-up                               LOW - 0.80% (max 0.95%) of the roll-up
to age 85 or annual ratchet to age 85                              to age 85 benefit base or annual
                                                                   ratchet to age 85 benefit base, as
                                                                   applicable
                                                                   HIGH - 0.90% (max 1.05%) of the roll-up
                                                                   to age 85 benefit base or annual
                                                                   ratchet to age 85 benefit base, as
                                                                   applicable

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

LOW - 0% in contract year 10 and         Unit liquidation from
thereafter.                              account value

HIGH - 8% in contract years 1 and 2.
The charge is 7% in contract years 3
and 4, and declines 1% each contract
year until it reaches 0% in contract
year 10.

*  Note - Depending on the contract
   and/or certain elections made under
   the contract, the withdrawal charge
   may or may not apply.

0.30%                                    Unit liquidation from
               account value

LOW - 0.20%                              Unit liquidation from
HIGH - 0.35%.                            account value




LOW - 0.20% of the Annual ratchet to     Unit liquidation from
age 85 benefit base                      account value
HIGH - 0.35% of the Annual ratchet to
age 85 benefit base

1.00% of the greater of 4% roll-up to
age 85 or Annual ratchet to age 85
benefit base (max to 1.15%)

LOW - 0.50% of the greater of 5%         Unit liquidation from
roll-up to age 85 or annual ratchet to   account value
age 85 benefit base
HIGH - 1.00 % of 5% roll-up to age 85
or Annual ratchet to age 85 benefit base

0.20% of 6% roll-up to age 80 (or 70)
benefit base

LOW - 0.35% of the 6% roll-up to age 85  Unit liquidation from
benefit base                             account value
HIGH - 0.45% of the 6% roll-up to age
85 benefit base

LOW - 0.45% of the 6% roll-up to age 85  Unit liquidation from
benefit base or the Annual ratchet to    account value
age 85 benefit base,
as applicable
HIGH - 0.80% of the 6.5%, 6% or 3%
roll-up to age 85 benefit base or the
Annual ratchet to age 85 benefit base,
as applicable

LOW - 0.80% (max 0.95%) of the 5%
roll-up to age 80 benefit base or the
annual ratchet benefit base, as
applicable
HIGH - 1.10% (max 1.25%) of the 5%
roll-up to age 80 benefit base or the
annual ratchet benefit base, as
applicable

LOW - 0.80% (max 0.95%) of the roll-up
to age 85 benefit base or annual
ratchet to age 85 benefit base, as
applicable
HIGH - 0.90% (max 1.05%) of the roll-up
to age 85 benefit base or annual
ratchet to age 85 benefit base, as
applicable

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)

                                                  WHEN CHARGE
                CHARGES                           IS DEDUCTED                      AMOUNT DEDUCTED
                 -------                          -----------                      ---------------

Greater of death benefit                  Annually on each contract    Current charge 0.95%. Maximum charge
                                          date anniversary             can be increased to 1.10% if the
                                                                       roll-up benefit base to age 85 resets.

Greater of GMDB I                         Annually on each contract    GMDB I election : 1.10% (max 1.25%)
Greater of GMDB II                        date anniversary             GMDB II election: 1.25% (max 1.40%)

Greater of GMIB I                         Annually on each contract    GMIB I election: 1.15% (max 1.30%)
Greater of GMIB II                        date anniversary             GMIB II election: 1.15% (max 1.45%)

Guaranteed Withdrawal Benefit for Life    Annually on each contract    0.30%
Enhanced Death Benefit                    date anniversary

Earnings Enhancement Benefit              Annually on each contract    0.35%
(additional death benefit)                date anniversary

Guaranteed Minimum Income Benefit         Annually on each contract    LOW - 0.45%
                                          date anniversary.            HIGH - 1.15% (max 1.45%)

Guaranteed Principal Benefit              Annually on first 10         LOW - 100% Guaranteed Principal Benefit
                                          contract date anniversaries  - 0.50%
                                                                       HIGH - 125% Guaranteed Principal
                                                                       Benefit - 0.75%

Guaranteed Withdrawal Benefit             Annually on each contract    LOW - 5% Withdrawal Option is 0.35%
                                          date anniversary             HIGH - 7% Withdrawal Option is 0.50%

Net Loan Interest charge for Rollover     Netted against loan          2.00%
                                          repayment

Retirement Income for Life Benefit        Annually on contract date    LOW - 0.60% for Single life
charge                                    anniversary                      0.75% for Joint life
                                                                       HIGH - 0.75% for Single life
                                                                           0.90% for Joint life

Guaranteed Withdrawal Benefit for Life    Annually on each contract    LOW - 0.60% for Single life;
(GWBL)                                    date anniversary                 0.75% for Joint life
                                                                       HIGH - 0.75% for Single life;
                                                                           0.90% for Joint life

Death benefit under converted GWBL        Annually on each contract    The GMDB charge in effect prior to
                                          anniversary date             conversion will be deducted. Note -
                                                                       Charge will vary depending on
                                                                       combination GMDB elections.

Converted Guaranteed withdrawal           Upon initial conversion and  Single and Joint life - charge is equal
benefit for life charge                   annually on each contract    to the percentage of Guaranteed minimum
                                          date anniversary thereafter  income benefit base charge deducted as the Guaranteed minimum income benefit
                                                                       charge on the conversion effective
                                                                       date. Annual ratchets may increase the
                                                                       charge to a percentage equal to the
                                                                       maximum charge for the Guaranteed
                                                                       minimum income benefit.

Charge for each additional transfer in    At time of transaction       Maximum Charge $35 Current Charge $0
excess of 12 transfers per contract year

Special service charges

Express mail charge                       At time of transaction       Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction       Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction       Current and Maximum Charge: $35


Check preparation charge                  At time of transaction       Maximum Charge: $85. Current charge: $0.


Charge for third party transfer or        At time of transaction       Maximum Charge: $125. Current charge:
exchange                                                               $65.

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

Current charge 0.95%. Maximum charge     Unit liquidation from
can be increased to 1.10% if the         account value
roll-up benefit base to age 85 resets.

GMDB I election : 1.10% (max 1.25%)      Unit liquidation from
GMDB II election: 1.25% (max 1.40%)      account value

GMIB I election: 1.15% (max 1.30%)       Unit liquidation from
GMIB II election: 1.15% (max 1.45%)      account value

0.30%                                    Unit liquidation from
 account value

0.35%                                    Unit liquidation from
 account value

LOW - 0.45%                              Unit liquidation from
HIGH - 1.15% (max 1.45%)                 account value

LOW - 100% Guaranteed Principal Benefit  Unit liquidation from
- 0.50%                                  account value
HIGH - 125% Guaranteed Principal
Benefit - 0.75%

LOW - 5% Withdrawal Option is 0.35%      Unit liquidation from
HIGH - 7% Withdrawal Option is 0.50%     account value

2.00%                                    Unit liquidation from
             account value

LOW - 0.60% for Single life              Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.75% for Single life
    0.90% for Joint life

LOW - 0.60% for Single life;             Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.75% for Single life;
    0.90% for Joint life

The GMDB charge in effect prior to       Unit liquidation from
conversion will be deducted. Note -      account value
Charge will vary depending on
combination GMDB elections.

Single and Joint life - charge is equal Unit liquidation of to the percentage of Guaranteed minimum account value income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.

Maximum Charge $35 Current Charge $0     Unit liquidation from
 account value



Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Current and Maximum Charge: $90          Unit liquidation from
                                         account value

Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Maximum Charge: $85. Current charge: $0. Unit liquidation from account value

Maximum Charge: $125. Current charge:    Unit liquidation from
$65.                                     account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
ALL ASSET GROWTH-ALT 20
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)      $12.22           --                 --              --        10.49%
      Highest contract charge 1.70% Class A (l)     $12.07           --                 --              --        10.13%
      All contract charges                              --          429             $5,229            1.59%
2011  Lowest contract charge 1.30% Class A (l)      $11.06           --                 --              --        (4.49)%
      Highest contract charge 1.70% Class A (l)     $10.96           --                 --              --        (4.94)%
      All contract charges                              --          365             $4,020            2.31%
2010  Lowest contract charge 1.30% Class A (l)      $11.58           --                 --              --        13.75%
      Highest contract charge 1.70% Class A (l)     $11.53           --                 --              --        13.37%
      All contract charges                              --          150             $1,728            3.84%
2009  Lowest contract charge 1.30% Class A (l)      $10.18           --                 --              --         0.20%
      Highest contract charge 1.70% Class A (l)     $10.17           --                 --              --         0.10%
      All contract charges                              --           --                 --            0.75%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (m)      $11.78           --                 --              --        11.87%
      Highest contract charge 1.70% Class B (m)     $11.63           --                 --              --        11.40%
      All contract charges                              --          263             $3,080            2.04%
2011  Lowest contract charge 1.30% Class B (m)      $10.53           --                 --              --        (4.27)%
      Highest contract charge 1.70% Class B (m)     $10.44           --                 --              --        (4.66)%
      All contract charges                              --          209             $2,189            2.01%
2010  Lowest contract charge 1.30% Class B (m)      $11.00           --                 --              --         8.80%
      Highest contract charge 1.70% Class B (m)     $10.95           --                 --              --         8.42%
      All contract charges                              --          184             $2,018            1.04%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)      $ 9.34           --                 --              --        14.46%
      Highest contract charge 1.70% Class B (m)     $10.47           --                 --              --        13.31%
      All contract charges                              --          456             $4,810            1.50%
2011  Lowest contract charge 0.65% Class B (q)      $ 8.16           --                 --              --       (17.16)%
      Highest contract charge 1.70% Class B (m)     $ 9.24           --                 --              --       (17.50)%
      All contract charges                              --          393             $3,650            2.67%
2010  Lowest contract charge 1.30% Class B (m)      $11.25           --                 --              --        11.17%
      Highest contract charge 1.70% Class B (m)     $11.20           --                 --              --        10.67%
      All contract charges                              --          144             $1,621            0.54%
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class II (m)     $12.64           --                 --              --        14.91%
      Highest contract charge 1.70% Class II (m)    $12.48           --                 --              --        14.39%
      All contract charges                              --          127             $1,609            1.72%
2011  Lowest contract charge 1.30% Class II (m)     $11.00           --                 --              --        (0.45)%
      Highest contract charge 1.70% Class II (m)    $10.91           --                 --              --        (0.82)%
      All contract charges                              --          108             $1,180            1.66%
2010  Lowest contract charge 1.30% Class II (m)     $11.05           --                 --              --         9.30%
      Highest contract charge 1.70% Class II (m)    $11.00           --                 --              --         8.91%
      All contract charges                              --           35             $  385            1.67%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class II (q)     $12.07             --                 --            --        15.50%
      Highest contract charge 1.70% Class II (l)    $13.68             --                 --            --        14.29%
      All contract charges                              --            701         $    9,649          1.93%
2011  Lowest contract charge 0.65% Class II (q)     $10.45             --                 --            --        (3.24)%
      Highest contract charge 1.70% Class II (l)    $11.97             --                 --            --        (2.52)%
      All contract charges                              --            550         $    6,610          1.36%
2010  Lowest contract charge 1.30% Class II (l)     $12.34             --                 --            --        17.41%
      Highest contract charge 1.70% Class II (l)    $12.28             --                 --            --        16.95%
      All contract charges                              --            216         $    2,654          3.23%
2009  Lowest contract charge 1.30% Class II (l)     $10.51             --                 --            --         1.55%
      Highest contract charge 1.70% Class II (l)    $10.50             --                 --            --         1.45%
      All contract charges                              --             --         $        1          1.80%
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)      $11.81             --                 --            --        12.69%
      Highest contract charge 1.70% Class A (l)     $11.66             --                 --            --        12.22%
      All contract charges                              --          1,253         $   14,748          0.83%
2011  Lowest contract charge 1.30% Class A (l)      $10.48             --                 --            --        (8.47)%
      Highest contract charge 1.70% Class A (l)     $10.39             --                 --            --        (8.86)%
      All contract charges                              --          1,194         $   12,486          1.24%
2010  Lowest contract charge 1.30% Class A (l)      $11.45             --                 --            --        11.93%
      Highest contract charge 1.70% Class A (l)     $11.40             --                 --            --        11.44%
      All contract charges                              --            686         $    7,851          1.55%
2009  Lowest contract charge 1.30% Class A (l)      $10.23             --                 --            --         0.29%
      Highest contract charge 1.70% Class A (l)     $10.23             --                 --            --         0.39%
      All contract charges                              --              3         $       29            --
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.15% to 1.90%*
2012  Lowest contract charge 1.15% Class B          $12.12             --                 --            --        12.85%
      Highest contract charge 1.90% Class B         $11.33             --                 --            --        12.07%
      All contract charges                              --        208,959         $2,632,730          0.83%
2011  Lowest contract charge 1.15% Class B          $10.74             --                 --            --        (8.60)%
      Highest contract charge 1.90% Class B         $10.11             --                 --            --        (9.33)%
      All contract charges                              --        231,299         $2,591,021          1.24%
2010  Lowest contract charge 0.50% Class B          $12.29             --                 --            --        12.55%
      Highest contract charge 1.90% Class B         $11.15             --                 --            --        10.95%
      All contract charges                              --        250,059         $3,071,781          1.55%
2009  Lowest contract charge 0.50% Class B          $10.92             --                 --            --        26.71%
      Highest contract charge 1.90% Class B         $10.05             --                 --            --        24.82%
      All contract charges                              --        264,282         $2,913,632          1.00%
2008  Lowest contract charge 0.50% Class B          $ 8.62             --                 --            --       (39.51)%
      Highest contract charge 1.90% Class B         $ 8.05             --                 --            --       (40.33)%
      All contract charges                              --        249,764         $2,198,545          1.66%
AXA BALANCED STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (k)      $11.31             --                 --            --         7.10%
      Highest contract charge 1.70% Class B (k)     $11.17             --                 --            --         6.69%
      All contract charges                              --        102,120         $1,228,875          0.83%
2011  Lowest contract charge 1.30% Class B (k)      $10.56             --                 --            --        (3.65)%
      Highest contract charge 1.70% Class B (k)     $10.47             --                 --            --        (4.03)%
      All contract charges                              --         77,122         $  864,298          1.41%
2010  Lowest contract charge 1.30% Class B (k)      $10.96             --                 --            --         8.62%
      Highest contract charge 1.70% Class B (k)     $10.91             --                 --            --         8.13%
      All contract charges                              --         43,235         $  508,706          2.00%
2009  Lowest contract charge 1.30% Class B (k)      $10.09             --                 --            --        (0.30)%
      Highest contract charge 1.70% Class B (k)     $10.09             --                 --            --        (0.20)%
      All contract charges                              --          8,275         $   93,171          2.87%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
      Unit Value 1.15% to 1.90%*
2012  Lowest contract charge 1.15% Class B         $12.11             --                 --            --         3.42%
      Highest contract charge 1.90% Class B        $11.32             --                 --            --         2.63%
      All contract charges                             --        166,195         $2,017,786          0.84%
2011  Lowest contract charge 1.15% Class B         $11.71             --                 --            --         0.69%
      Highest contract charge 1.90% Class B        $11.03             --                 --            --         0.00%
      All contract charges                             --        170,929         $2,014,227          1.74%
2010  Lowest contract charge 1.15% Class B         $12.16             --                 --            --         6.67%
      Highest contract charge 1.90% Class B        $11.03             --                 --            --         5.25%
      All contract charges                             --        167,849         $1,970,907          2.11%
2009  Lowest contract charge 0.50% Class B         $11.40             --                 --            --         9.27%
      Highest contract charge 1.90% Class B        $10.48             --                 --            --         7.76%
      All contract charges                             --        170,307         $1,893,018          2.38%
2008  Lowest contract charge 0.50% Class B         $10.43             --                 --            --       (11.46)%
      Highest contract charge 1.90% Class B        $ 9.73             --                 --            --       (12.74)%
      All contract charges                             --        130,528         $1,340,728          6.68%
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (k)     $10.41             --                 --            --         6.55%
      Highest contract charge 1.70% Class B (k)    $11.02             --                 --            --         5.45%
      All contract charges                             --         52,553         $  617,051          0.85%
2011  Lowest contract charge 1.30% Class B (k)     $10.55             --                 --            --        (2.68)%
      Highest contract charge 1.70% Class B (k)    $10.45             --                 --            --        (3.15)%
      All contract charges                             --         41,147         $  456,027          1.49%
2010  Lowest contract charge 1.30% Class B (k)     $10.84             --                 --            --         7.75%
      Highest contract charge 1.70% Class B (k)    $10.79             --                 --            --         7.36%
      All contract charges                             --         24,643         $  283,665          1.91%
2009  Lowest contract charge 1.30% Class B (k)     $10.06             --                 --            --        (0.40)%
      Highest contract charge 1.70% Class B (k)    $10.05             --                 --            --        (0.40)%
      All contract charges                             --          4,833         $   53,791          3.54%
AXA CONSERVATIVE STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $10.24             --                 --            --         3.75%
      Highest contract charge 1.70% Class B (k)    $10.70             --                 --            --         2.69%
      All contract charges                             --         38,516         $  430,809          0.91%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.87             --                 --            --        (0.50)%
      Highest contract charge 1.70% Class B (k)    $10.42             --                 --            --        (0.95)%
      All contract charges                             --         28,161         $  305,265          1.76%
2010  Lowest contract charge 1.30% Class B (k)     $10.57             --                 --            --         5.91%
      Highest contract charge 1.70% Class B (k)    $10.52             --                 --            --         5.41%
      All contract charges                             --         15,143         $  166,345          2.01%
2009  Lowest contract charge 1.30% Class B (k)     $ 9.98             --                 --            --        (0.70)%
      Highest contract charge 1.70% Class B (k)    $ 9.98             --                 --            --        (0.70)%
      All contract charges                             --          3,109         $   33,065          4.46%
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 1.15% to 1.90%*
2012  Lowest contract charge 1.15% Class B         $12.06             --                 --            --         6.16%
      Highest contract charge 1.90% Class B        $11.27             --                 --            --         5.33%
      All contract charges                             --        135,588         $1,663,753          0.80%
2011  Lowest contract charge 1.15% Class B         $11.36             --                 --            --        (1.82)%
      Highest contract charge 1.90% Class B        $10.70             --                 --            --        (2.55)%
      All contract charges                             --        141,974         $1,647,589          1.50%
2010  Lowest contract charge 0.50% Class B         $12.11             --                 --            --         8.51%
      Highest contract charge 1.90% Class B        $10.98             --                 --            --         7.02%
      All contract charges                             --        149,637         $1,775,692          1.99%
2009  Lowest contract charge 0.50% Class B         $11.16             --                 --            --        13.83%
      Highest contract charge 1.90% Class B        $10.26             --                 --            --        12.28%
      All contract charges                             --        152,280         $1,682,551          1.98%
2008  Lowest contract charge 0.50% Class B         $ 9.80             --                 --            --       (19.80)%
      Highest contract charge 1.90% Class B        $ 9.14             --                 --            --       (21.00)%
      All contract charges                             --        126,714         $1,241,651          3.99%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA GROWTH STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (k)     $10.64             --                 --            --        10.49%
      Highest contract charge 1.70% Class B (k)    $11.45             --                 --            --         9.26%
      All contract charges                             --         77,432         $1,024,880          0.82%
2011  Lowest contract charge 1.30% Class B (k)     $10.57             --                 --            --        (5.62)%
      Highest contract charge 1.70% Class B (k)    $10.48             --                 --            --        (6.01)%
      All contract charges                             --         60,162         $  726,066          1.28%
2010  Lowest contract charge 1.30% Class B (k)     $11.20             --                 --            --        10.24%
      Highest contract charge 1.70% Class B (k)    $11.15             --                 --            --         9.74%
      All contract charges                             --         44,484         $  517,788          1.51%
2009  Lowest contract charge 1.30% Class B (k)     $10.16             --                 --            --         0.00%
      Highest contract charge 1.70% Class B (k)    $10.16             --                 --            --         0.00%
      All contract charges                             --         16,690         $  196,220          1.94%
AXA MODERATE ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.39             --                 --            --         7.45%
      Highest contract charge 1.70% Class A (l)    $11.24             --                 --            --         6.95%
      All contract charges                             --          3,113         $   35,339          0.76%
2011  Lowest contract charge 1.30% Class A (l)     $10.60             --                 --            --        (3.46)%
      Highest contract charge 1.70% Class A (l)    $10.51             --                 --            --        (3.84)%
      All contract charges                             --          2,717         $   28,735          1.47%
2010  Lowest contract charge 1.30% Class A (l)     $10.98             --                 --            --         8.71%
      Highest contract charge 1.70% Class A (l)    $10.93             --                 --            --         8.33%
      All contract charges                             --          1,305         $   14,308          2.12%
2009  Lowest contract charge 1.30% Class A (l)     $10.10             --                 --            --         0.20%
      Highest contract charge 1.70% Class A (l)    $10.09             --                 --            --         0.20%
      All contract charges                             --              2         $       24          1.45%
AXA MODERATE ALLOCATION
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $56.09             --                 --            --         7.76%
      Highest contract charge 1.90% Class B        $43.26             --                 --            --         6.71%
      All contract charges                             --        427,347         $6,699,656          0.76%
2011  Lowest contract charge 0.95% Class B         $52.05             --                 --            --        (3.31)%
      Highest contract charge 1.90% Class B        $40.54             --                 --            --        (4.23)%
      All contract charges                             --        460,615         $6,742,287          1.47%
2010  Lowest contract charge 0.50% Class B         $60.28             --                 --            --         9.36%
      Highest contract charge 1.90% Class B        $42.33             --                 --            --         7.82%
      All contract charges                             --        494,825         $7,532,763          2.12%
2009  Lowest contract charge 0.50% Class B         $55.12             --                 --            --        16.43%
      Highest contract charge 1.90% Class B        $39.26             --                 --            --        14.80%
      All contract charges                             --        509,246         $7,164,791          1.45%
2008  Lowest contract charge 0.50% Class B         $47.34             --                 --            --       (24.86)%
      Highest contract charge 1.90% Class B        $34.20             --                 --            --       (25.91)%
      All contract charges                             --        438,140         $5,361,993          4.05%
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $10.57             --                 --            --         9.08%
      Highest contract charge 1.70% Class B (k)    $11.32             --                 --            --         8.02%
      All contract charges                             --        245,253         $2,970,451          0.75%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.69             --                 --            --        (5.65)%
      Highest contract charge 1.70% Class B (k)    $10.48             --                 --            --        (4.99)%
      All contract charges                             --        201,465         $2,244,950          1.33%
2010  Lowest contract charge 1.30% Class B (k)     $11.08             --                 --            --         9.38%
      Highest contract charge 1.70% Class B (k)    $11.03             --                 --            --         8.99%
      All contract charges                             --        106,632         $1,269,198          1.99%
2009  Lowest contract charge 1.30% Class B (k)     $10.13             --                 --            --        (0.10)%
      Highest contract charge 1.70% Class B (k)    $10.12             --                 --            --        (0.20)%
      All contract charges                             --         18,371         $  214,806          2.33%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.61             --                  --           --        10.05%
      Highest contract charge 1.70% Class A (l)    $11.47             --                  --           --         9.66%
      All contract charges                             --          2,788         $    32,283         0.77%
2011  Lowest contract charge 1.30% Class A (l)     $10.55             --                  --           --        (5.97)%
      Highest contract charge 1.70% Class A (l)    $10.46             --                  --           --        (6.36)%
      All contract charges                             --          2,878         $    30,294         1.37%
2010  Lowest contract charge 1.30% Class A (l)     $11.22             --                  --           --        10.32%
      Highest contract charge 1.70% Class A (l)    $11.17             --                  --           --         9.94%
      All contract charges                             --          1,401         $    15,700         1.70%
2009  Lowest contract charge 1.30% Class A (l)     $10.17             --                  --           --         0.10%
      Highest contract charge 1.70% Class A (l)    $10.16             --                  --           --         0.10%
      All contract charges                             --             33         $       334         1.36%
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $12.64             --                  --           --        10.49%
      Highest contract charge 1.90% Class B        $11.60             --                  --           --         9.33%
      All contract charges                             --        729,463         $ 9,511,209         0.77%
2011  Lowest contract charge 0.95% Class B         $11.44             --                  --           --        (5.84)%
      Highest contract charge 1.90% Class B        $10.61             --                  --           --        (6.68)%
      All contract charges                             --        799,917         $ 9,493,247         1.37%
2010  Lowest contract charge 0.50% Class B         $12.54             --                  --           --        10.97%
      Highest contract charge 1.90% Class B        $11.37             --                  --           --         9.43%
      All contract charges                             --        866,067         $10,977,390         1.70%
2009  Lowest contract charge 0.50% Class B         $11.30             --                  --           --        21.35%
      Highest contract charge 1.90% Class B        $10.39             --                  --           --        19.61%
      All contract charges                             --        908,945         $10,483,044         1.36%
2008  Lowest contract charge 0.50% Class B         $ 9.31             --                  --           --       (32.14)%
      Highest contract charge 1.90% Class B        $ 8.69             --                  --           --       (33.05)%
      All contract charges                             --        853,511         $ 8,197,686         2.40%
AXA TACTICAL MANAGER 400
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $11.19             --                  --           --        15.72%
      Highest contract charge 1.70% Class B (l)    $13.04             --                  --           --        14.49%
      All contract charges                             --          4,830         $    63,475         0.23%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.67             --                  --           --       (11.93)%
      Highest contract charge 1.70% Class B (l)    $11.39             --                  --           --        (9.75)%
      All contract charges                             --          3,936         $    45,056         0.05%
2010  Lowest contract charge 1.30% Class B (l)     $12.68             --                  --           --        21.34%
      Highest contract charge 1.70% Class B (l)    $12.62             --                  --           --        20.88%
      All contract charges                             --          1,775         $    22,475           --
2009  Lowest contract charge 1.30% Class B (l)     $10.45             --                  --           --         1.65%
      Highest contract charge 1.70% Class B (l)    $10.44             --                  --           --         1.66%
      All contract charges                             --              7         $        75         0.01%
AXA TACTICAL MANAGER 500
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $11.25             --                  --           --        14.10%
      Highest contract charge 1.70% Class B (l)    $12.05             --                  --           --        12.83%
      All contract charges                             --         12,550         $   152,404         0.63%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.86             --                  --           --        (7.24)%
      Highest contract charge 1.70% Class B (l)    $10.68             --                  --           --        (5.40)%
      All contract charges                             --          9,807         $   105,270         0.61%
2010  Lowest contract charge 1.30% Class B (l)     $11.34             --                  --           --        10.85%
      Highest contract charge 1.70% Class B (l)    $11.29             --                  --           --        10.36%
      All contract charges                             --          4,542         $    51,399         0.65%
2009  Lowest contract charge 1.30% Class B (l)     $10.23             --                  --           --         0.00%
      Highest contract charge 1.70% Class B (l)    $10.23             --                  --           --         0.00%
      All contract charges                             --             25         $       261         0.03%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 2000
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)       $10.89            --                 --             --        14.75%
      Highest contract charge 1.70% Class B (l)      $13.00            --                 --             --        13.44%
      All contract charges                               --         5,328           $ 69,826           0.33%
2011  Lowest contract charge 0.65% Class B (q)       $ 9.49            --                 --             --       (13.81)%
      Highest contract charge 1.70% Class B (l)      $11.46            --                 --             --       (12.05)%
      All contract charges                               --         4,308           $ 49,629           0.03%
2010  Lowest contract charge 1.30% Class B (l)       $13.09            --                 --             --        21.77%
      Highest contract charge 1.70% Class B (l)      $13.03            --                 --             --        21.32%
      All contract charges                               --         1,905           $ 24,898           0.08%
2009  Lowest contract charge 1.30% Class B (l)       $10.75            --                 --             --         2.76%
      Highest contract charge 1.70% Class B (l)      $10.74            --                 --             --         2.58%
      All contract charges                               --             7           $     78           0.01%
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)       $ 9.47            --                 --             --        15.77%
      Highest contract charge 1.70% Class B (l)      $ 9.73            --                 --             --        14.61%
      All contract charges                               --        11,384           $111,566           0.65%
2011  Lowest contract charge 0.65% Class B (q)       $ 8.18            --                 --             --       (19.09)%
      Highest contract charge 1.70% Class B (l)      $ 8.49            --                 --             --       (17.41)%
      All contract charges                               --         9,274           $ 79,116           1.87%
2010  Lowest contract charge 1.30% Class B (l)       $10.33            --                 --             --         3.30%
      Highest contract charge 1.70% Class B (l)      $10.28            --                 --             --         2.90%
      All contract charges                               --         4,133           $ 42,628           1.38%
2009  Lowest contract charge 1.30% Class B (l)       $10.00            --                 --             --        (0.20)%
      Highest contract charge 1.70% Class B (l)      $ 9.99            --                 --             --        (0.30)%
      All contract charges                               --             8           $     81           0.05%
AXA ULTRA CONSERVATIVE STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (v)       $10.09            --                 --             --         0.40%
      Highest contract charge 1.70% Class B (v)      $10.04            --                 --             --           --
      All contract charges                               --            19           $    193           0.65%
2011  Lowest contract charge 1.30% Class B (v)       $10.05            --                 --             --         0.50%
      Highest contract charge 1.30% Class B (v)      $10.05            --                 --             --         0.50%
      All contract charges                               --            --                 --           0.42%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class III (q)     $10.51            --                 --             --         9.25%
      Highest contract charge 1.70% Class III (l)    $11.19            --                 --             --         8.12%
      All contract charges                               --         3,309           $ 37,314           1.52%
2011  Lowest contract charge 0.65% Class III (q)     $ 9.62            --                 --             --        (5.59)%
      Highest contract charge 1.70% Class III (l)    $10.35            --                 --             --        (5.31)%
      All contract charges                               --         2,891           $ 30,083           3.14%
2010  Lowest contract charge 1.30% Class III (l)     $10.98            --                 --             --         8.39%
      Highest contract charge 1.70% Class III (l)    $10.93            --                 --             --         7.90%
      All contract charges                               --         1,831           $ 20,063           2.23%
2009  Lowest contract charge 1.30% Class III (l)     $10.13            --                 --             --        (0.49)%
      Lowest contract charge 1.70% Class III (l)     $10.13            --                 --             --        (0.39)%
      All contract charges                               --            63           $    644           1.59%
BLACKROCK LARGE CAP GROWTH V.I. FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class III (q)     $12.04            --                 --             --        14.02%
      Highest contract charge 1.70% Class III (m)    $13.18            --                 --             --        12.84%
      All contract charges                               --           490           $  6,519           1.21%
2011  Lowest contract charge 0.65% Class III (q)     $10.56            --                 --             --        (2.22)%
      Highest contract charge 1.70% Class III (m)    $11.68            --                 --             --         0.60%
      All contract charges                               --           429           $  5,041           0.95%
2010  Lowest contract charge 1.30% Class III (m)     $11.67            --                 --             --        13.63%
      Highest contract charge 1.70% Class III (m)    $11.61            --                 --             --        13.16%
      All contract charges                               --           158           $  1,845           1.10%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (r)     $10.24            --                 --             --         7.00%
      Highest contract charge 1.70% Class B (r)    $10.04            --                 --             --         5.91%
      All contract charges                             --        33,558           $338,311           0.61%
2011  Lowest contract charge 1.30% Class B (r)     $ 9.51            --                 --             --        (4.90)%
      Highest contract charge 1.70% Class B (r)    $ 9.48            --                 --             --        (5.20)%
      All contract charges                             --         5,946           $ 56,477             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $12.24            --                 --             --        14.82%
      Highest contract charge 1.70% Class A (l)    $15.66            --                 --             --        13.64%
      All contract charges                             --           407           $  6,446           0.22%
2011  Lowest contract charge 0.65% Class A (q)     $10.66            --                 --             --        (4.65)%
      Highest contract charge 1.70% Class A (l)    $13.78            --                 --             --        (2.13)%
      All contract charges                             --           258           $  3,572             --
2010  Lowest contract charge 1.30% Class A (l)     $14.14            --                 --             --        31.78%
      Highest contract charge 1.70% Class A (l)    $14.08            --                 --             --        31.34%
      All contract charges                             --           168           $  2,379             --
2009  Lowest contract charge 1.30% Class A (l)     $10.73            --                 --             --         3.27%
      Highest contract charge 1.70% Class A (l)    $10.72            --                 --             --         3.18%
      All contract charges                             --            --           $      2           0.02%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $23.92            --                 --             --        14.45%
      Highest contract charge 1.90% Class B        $20.57            --                 --             --        13.40%
      All contract charges                             --        23,849           $463,084           0.22%
2011  Lowest contract charge 0.95% Class B         $20.90            --                 --             --        (1.55)%
      Highest contract charge 1.90% Class B        $18.14            --                 --             --        (2.53)%
      All contract charges                             --        25,346           $432,523             --
2010  Lowest contract charge 0.50% Class B         $22.59            --                 --             --        32.57%
      Highest contract charge 1.90% Class B        $18.61            --                 --             --        30.69%
      All contract charges                             --        26,419           $462,036             --
2009  Lowest contract charge 0.50% Class B         $17.04            --                 --             --        35.03%
      Highest contract charge 1.90% Class B        $14.24            --                 --             --        33.07%
      All contract charges                             --        25,519           $342,139           0.02%
2008  Lowest contract charge 0.50% Class B         $12.62            --                 --             --       (44.94)%
      Highest contract charge 1.90% Class B        $10.70            --                 --             --       (45.71)%
      All contract charges                             --        27,869           $280,414             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.41            --                 --             --        15.31%
      Highest contract charge 1.70% Class A (l)    $13.24            --                 --             --        14.83%
      All contract charges                             --           163           $  2,174           0.70%
2011  Lowest contract charge 1.30% Class A (l)     $11.63            --                 --             --       (10.54)%
      Highest contract charge 1.70% Class A (l)    $11.53            --                 --             --       (10.90)%
      All contract charges                             --           170           $  1,967           0.14%
2010  Lowest contract charge 1.30% Class A (l)     $13.00            --                 --             --        22.99%
      Highest contract charge 1.70% Class A (l)    $12.94            --                 --             --        22.42%
      All contract charges                             --           109           $  1,418           0.19%
2009  Lowest contract charge 1.30% Class A (l)     $10.57            --                 --             --         1.44%
      Highest contract charge 1.70% Class A (l)    $10.57            --                 --             --         1.54%
      All contract charges                             --            --                 --           1.03%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.20% to 1.70%*
2012  Lowest contract charge 1.20% Class B         $10.31            --                 --             --        15.32%
      Highest contract charge 1.70% Class B        $ 9.99            --                 --             --        14.83%
      All contract charges                             --        13,174           $133,342           0.70%
2011  Lowest contract charge 1.20% Class B         $ 8.94            --                 --             --       (10.60)%
      Highest contract charge 1.90% Class B        $ 8.60            --                 --             --       (11.34)%
      All contract charges                             --        14,016           $123,318           0.14%
2010  Lowest contract charge 0.50% Class B         $10.31            --                 --             --        23.62%
      Highest contract charge 1.90% Class B        $ 9.70            --                 --             --        21.86%
      All contract charges                             --        13,485           $133,212           0.19%
2009  Lowest contract charge 0.50% Class B         $ 8.34            --                 --             --        27.51%
      Highest contract charge 1.90% Class B        $ 7.96            --                 --             --        25.69%
      All contract charges                             --        12,629           $101,917           1.03%
2008  Lowest contract charge 0.50% Class B         $ 6.54                                                       (33.67)%
      Highest contract charge 1.90% Class B        $ 6.33                                                       (34.61)%
      All contract charges                             --        11,658           $ 74,460           1.06%
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.40            --                 --             --        12.87%
      Highest contract charge 1.70% Class A (l)    $12.22            --                 --             --        11.70%
      All contract charges                             --         2,719           $ 33,523           1.53%
2011  Lowest contract charge 0.65% Class A (q)     $10.10            --                 --             --        (6.57)%
      Highest contract charge 1.70% Class A (l)    $10.94            --                 --             --        (4.54)%
      All contract charges                             --         2,342           $ 25,770           1.26%
2010  Lowest contract charge 1.30% Class A (l)     $11.51            --                 --             --        11.10%
      Highest contract charge 1.70% Class A (l)    $11.46            --                 --             --        10.62%
      All contract charges                             --         1,070           $ 12,298           1.30%
2009  Lowest contract charge 1.30% Class A (l)     $10.36            --                 --             --         0.68%
      Highest contract charge 1.70% Class A (l)    $10.36            --                 --             --         0.68%
      All contract charges                             --            --           $      3           2.75%
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $24.55            --                 --             --        12.56%
      Highest contract charge 1.90% Class B        $21.11            --                 --             --        11.46%
      All contract charges                             --        52,872           $864,580           1.53%
2011  Lowest contract charge 0.95% Class B         $21.81            --                 --             --        (4.05)%
      Highest contract charge 1.90% Class B        $18.94            --                 --             --        (4.92)%
      All contract charges                             --        56,317           $826,492           1.26%
2010  Lowest contract charge 0.50% Class B         $24.18            --                 --             --        11.74%
      Highest contract charge 1.90% Class B        $19.92            --                 --             --        10.12%
      All contract charges                             --        54,746           $848,219           1.30%
2009  Lowest contract charge 0.50% Class B         $21.64            --                 --             --        29.60%
      Highest contract charge 1.90% Class B        $18.09            --                 --             --        27.82%
      All contract charges                             --        52,534           $745,364           2.75%
2008  Lowest contract charge 0.50% Class B         $16.70            --                 --             --       (36.86)%
      Highest contract charge 1.90% Class B        $14.15            --                 --             --       (37.77)%
      All contract charges                             --        46,485           $522,247           1.73%
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.31            --                 --             --        16.24%
      Highest contract charge 1.70% Class A (l)    $13.14            --                 --             --        15.77%
      All contract charges                             --           439           $  5,807           2.13%
2011  Lowest contract charge 1.30% Class A (l)     $11.45            --                 --             --        (1.46)%
      Highest contract charge 1.70% Class A (l)    $11.35            --                 --             --        (1.90)%
      All contract charges                             --           221           $  2,525           1.90%
2010  Lowest contract charge 1.30% Class A (l)     $11.62            --                 --             --        14.48%
      Highest contract charge 1.70% Class A (l)    $11.57            --                 --             --        14.10%
      All contract charges                             --            77           $    889           2.49%
2009  Lowest contract charge 1.30% Class A (l)     $10.15            --                 --             --        (0.39)%
      Highest contract charge 1.70% Class A (l)    $10.14            --                 --             --        (0.39)%
      All contract charges                             --            --                 --           2.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $ 7.03            --                 --             --        16.58%
      Highest contract charge 1.90% Class B        $ 6.13            --                 --             --        15.44%
      All contract charges                             --        53,849           $285,945           2.13%
2011  Lowest contract charge 0.95% Class B         $ 6.03            --                 --             --        (1.31)%
      Highest contract charge 1.90% Class B        $ 5.31            --                 --             --        (2.39)%
      All contract charges                             --        46,896           $212,989           1.90%
2010  Lowest contract charge 0.50% Class B         $ 6.45            --                 --             --        15.18%
      Highest contract charge 1.90% Class B        $ 5.44            --                 --             --        13.57%
      All contract charges                             --        45,605           $214,535           2.49%
2009  Lowest contract charge 0.50% Class B         $ 5.60            --                 --             --        10.97%
      Highest contract charge 1.90% Class B        $ 4.79            --                 --             --         9.34%
      All contract charges                             --        43,320           $182,082           2.55%
2008  Lowest contract charge 0.50% Class B         $ 5.05            --                 --             --       (32.67)%
      Highest contract charge 1.90% Class B        $ 4.38            --                 --             --       (33.54)%
      All contract charges                             --        39,344           $157,390           2.44%
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $ 9.00            --                 --             --        15.24%
      Highest contract charge 1.80% Class B        $ 8.30            --                 --             --        14.64%
      All contract charges                             --         4,542           $ 47,200           0.98%
2011  Lowest contract charge 1.20% Class B         $ 7.81            --                 --             --        (0.89)%
      Highest contract charge 1.80% Class B        $ 7.24            --                 --             --        (1.50)%
      All contract charges                             --         4,681           $ 42,315           0.35%
2010  Lowest contract charge 0.50% Class B         $ 8.54            --                 --             --        11.93%
      Highest contract charge 1.90% Class B        $ 7.27            --                 --             --        10.49%
      All contract charges                             --         5,101           $ 46,879           0.05%
2009  Lowest contract charge 0.50% Class B         $ 7.63            --                 --             --        30.12%
      Highest contract charge 1.90% Class B        $ 6.58            --                 --             --        28.35%
      All contract charges                             --         5,534           $ 45,654           0.24%
2008  Lowest contract charge 0.50% Class B         $ 5.86            --                 --             --       (45.44)%
      Highest contract charge 1.90% Class B        $ 5.13            --                 --             --       (46.23)%
      All contract charges                             --         5,674           $ 36,090           0.30%
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $14.23            --                 --             --        15.88%
      Highest contract charge 1.70% Class A (l)    $14.05            --                 --             --        15.35%
      All contract charges                             --           146           $  2,073           0.89%
2011  Lowest contract charge 1.30% Class A (l)     $12.28            --                 --             --         2.85%
      Highest contract charge 1.70% Class A (l)    $12.18            --                 --             --         2.53%
      All contract charges                             --            90           $  1,098           0.71%
2010  Lowest contract charge 1.30% Class A (l)     $11.94            --                 --             --        14.59%
      Highest contract charge 1.70% Class A (l)    $11.88            --                 --             --        14.12%
      All contract charges                             --            50           $    602           0.74%
2009  Lowest contract charge 1.30% Class A (l)     $10.42            --                 --             --         1.56%
      Highest contract charge 1.70% Class A (l)    $10.41            --                 --             --         1.56%
      All contract charges                             --            --                 --           1.14%
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $14.52            --                 --             --        16.25%
      Highest contract charge 1.90% Class B        $12.73            --                 --             --        15.20%
      All contract charges                             --        63,706           $880,226           0.89%
2011  Lowest contract charge 0.95% Class B         $12.49            --                 --             --         3.05%
      Highest contract charge 1.90% Class B        $11.05            --                 --             --         2.03%
      All contract charges                             --        69,996           $835,757           0.71%
2010  Lowest contract charge 0.50% Class B         $12.78            --                 --             --        15.24%
      Highest contract charge 1.90% Class B        $10.83            --                 --             --        13.64%
      All contract charges                             --        77,666           $904,589           0.74%
2009  Lowest contract charge 0.50% Class B         $11.09            --                 --             --        30.79%
      Highest contract charge 1.90% Class B        $ 9.53            --                 --             --        29.02%
      All contract charges                             --        86,472           $882,191           1.14%
2008  Lowest contract charge 0.50% Class B         $ 8.48            --                 --             --       (39.94)%
      Highest contract charge 1.90% Class B        $ 7.39            --                 --             --       (40.83)%
      All contract charges                             --        96,287           $757,787           0.91%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)    $ 13.43             --                 --            --        14.10%
      Highest contract charge 1.70% Class A (l)   $ 13.26             --                 --            --        13.62%
      All contract charges                             --            224         $    2,984          1.55%
2011  Lowest contract charge 1.30% Class A (l)    $ 11.77             --                 --            --        (0.59)%
      Highest contract charge 1.70% Class A (l)   $ 11.67             --                 --            --        (0.93)%
      All contract charges                             --            166         $    1,957          1.24%
2010  Lowest contract charge 1.30% Class A (l)    $ 11.84             --                 --            --        14.73%
      Highest contract charge 1.70% Class A (l)   $ 11.78             --                 --            --        14.15%
      All contract charges                             --             93         $    1,103          1.26%
2009  Lowest contract charge 1.30% Class A (l)    $ 10.32             --                 --            --         0.39%
      Highest contract charge 1.70% Class A (l)   $ 10.32             --                 --            --         0.39%
      All contract charges                             --             --                 --          1.80%
EQ/COMMON STOCK INDEX(I)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B        $287.29             --                 --            --        14.49%
      Highest contract charge 1.90% Class B       $201.30             --                 --            --        13.40%
      All contract charges                             --         32,160         $  746,833          1.55%
2011  Lowest contract charge 0.95% Class B        $250.92             --                 --            --        (0.42)%
      Highest contract charge 1.90% Class B       $177.52             --                 --            --        (1.38)%
      All contract charges                             --         34,703         $  717,818          1.24%
2010  Lowest contract charge 0.50% Class B        $295.18             --                 --            --        15.29%
      Highest contract charge 1.90% Class B       $180.00             --                 --            --        13.67%
      All contract charges                             --         38,136         $  803,765          1.26%
2009  Lowest contract charge 0.50% Class B        $256.03             --                 --            --        27.69%
      Highest contract charge 1.90% Class B       $158.35             --                 --            --        25.90%
      All contract charges                             --         41,528         $  776,118          1.80%
2008  Lowest contract charge 0.50% Class B        $200.52             --                 --            --       (44.08)%
      Highest contract charge 1.90% Class B       $125.78             --                 --            --       (44.87)%
      All contract charges                             --         40,142         $  617,520          1.63%
EQ/CORE BOND INDEX(G)
      Unit Value 0.65% to 1.90%*
2012  Lowest contract charge 0.65% Class B        $ 10.41             --                 --            --         2.46%
      Highest contract charge 1.90% Class B       $ 13.39             --                 --            --         1.21%
      All contract charges                             --        104,051         $1,241,073          1.47%
2011  Lowest contract charge 0.65% Class B        $ 10.16             --                 --            --         4.21%
      Highest contract charge 1.90% Class B       $ 13.23             --                 --            --         2.80%
      All contract charges                             --         97,647         $1,156,460          1.89%
2010  Lowest contract charge 0.50% Class B        $ 15.47             --                 --            --         5.24%
      Highest contract charge 1.90% Class B       $ 12.87             --                 --            --         3.79%
      All contract charges                             --         94,923         $1,102,809          2.24%
2009  Lowest contract charge 0.50% Class B        $ 14.70             --                 --            --         2.17%
      Highest contract charge 1.90% Class B       $ 12.40             --                 --            --         0.76%
      All contract charges                             --         89,630         $1,013,962          2.61%
2008  Lowest contract charge 0.50% Class B        $ 14.39             --                 --            --        (9.38)%
      Highest contract charge 1.90% Class B       $ 12.31             --                 --            --       (10.67)%
      All contract charges                             --         80,413         $  913,345          4.06%
EQ/DAVIS NEW YORK VENTURE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)    $ 11.84             --                 --            --        10.45%
      Highest contract charge 1.70% Class A (l)   $ 11.69             --                 --            --         9.97%
      All contract charges                             --            783         $    9,227          0.84%
2011  Lowest contract charge 1.30% Class A (l)    $ 10.72             --                 --            --        (5.72)%
      Highest contract charge 1.70% Class A (l)   $ 10.63             --                 --            --        (6.01)%
      All contract charges                             --            728         $    7,778          0.31%
2010  Lowest contract charge 1.30% Class A (l)    $ 11.37             --                 --            --        10.60%
      Highest contract charge 1.70% Class A (l)   $ 11.31             --                 --            --        10.13%
      All contract charges                             --            348         $    3,958          0.81%
2009  Lowest contract charge 1.30% Class A (l)    $ 10.28             --                 --            --         1.48%
      Highest contract charge 1.70% Class A (l)   $ 10.27             --                 --            --         1.48%
      All contract charges                             --             --         $        7          1.73%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $10.23             --                 --            --        10.83%
      Highest contract charge 1.90% Class B        $ 9.63             --                 --            --         9.81%
      All contract charges                             --         30,971         $  306,204          0.84%
2011  Lowest contract charge 0.95% Class B         $ 9.23             --                 --            --        (5.62)%
      Highest contract charge 1.90% Class B        $ 8.77             --                 --            --        (6.50)%
      All contract charges                             --         34,132         $  306,088          0.31%
2010  Lowest contract charge 0.50% Class B         $ 9.97             --                 --            --        11.27%
      Highest contract charge 1.90% Class B        $ 9.38             --                 --            --         9.71%
      All contract charges                             --         37,420         $  357,290          0.81%
2009  Lowest contract charge 0.50% Class B         $ 8.96             --                 --            --        32.03%
      Highest contract charge 1.90% Class B        $ 8.55             --                 --            --        30.18%
      All contract charges                             --         39,080         $  338,925          1.73%
2008  Lowest contract charge 0.50% Class B         $ 6.79             --                 --            --       (39.54)%
      Highest contract charge 1.90% Class B        $ 6.57             --                 --            --       (40.38)%
      All contract charges                             --         36,597         $  242,910          0.62%
EQ/EQUITY 500 INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.27             --                 --            --        13.71%
      Highest contract charge 1.70% Class A (l)    $13.10             --                 --            --        13.22%
      All contract charges                             --          1,409         $   18,588          1.70%
2011  Lowest contract charge 1.30% Class A (l)     $11.67             --                 --            --         0.52%
      Highest contract charge 1.70% Class A (l)    $11.57             --                 --            --         0.09%
      All contract charges                             --          1,156         $   13,434          1.45%
2010  Lowest contract charge 1.30% Class A (l)     $11.61             --                 --            --        13.16%
      Highest contract charge 1.70% Class A (l)    $11.56             --                 --            --        12.67%
      All contract charges                             --            501         $    5,807          1.43%
2009  Lowest contract charge 1.30% Class A (l)     $10.26             --                 --            --         0.10%
      Highest contract charge 1.70% Class A (l)    $10.26             --                 --            --         0.10%
      All contract charges                             --              3         $       34          1.96%
EQ/EQUITY 500 INDEX
      Unit Value 0.65% to 1.90%*
2012  Lowest contract charge 0.65% Class B         $12.75             --                 --            --        14.56%
      Highest contract charge 1.90% Class B        $27.54             --                 --            --        13.01%
      All contract charges                             --         67,948         $1,276,485          1.70%
2011  Lowest contract charge 0.95% Class B         $28.94             --                 --            --         0.56%
      Highest contract charge 1.90% Class B        $24.37             --                 --            --        (0.41)%
      All contract charges                             --         68,631         $1,153,634          1.45%
2010  Lowest contract charge 0.50% Class B         $31.06             --                 --            --        13.81%
      Highest contract charge 1.90% Class B        $24.47             --                 --            --        12.20%
      All contract charges                             --         73,975         $1,249,931          1.43%
2009  Lowest contract charge 0.50% Class B         $27.29             --                 --            --        25.25%
      Highest contract charge 1.90% Class B        $21.81             --                 --            --        23.48%
      All contract charges                             --         75,725         $1,151,603          1.96%
2008  Lowest contract charge 0.50% Class B         $21.79             --                 --            --       (37.64)%
      Highest contract charge 1.90% Class B        $17.66             --                 --            --       (38.51)%
      All contract charges                             --         71,841         $  912,729          1.72%
EQ/EQUITY GROWTH PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $17.05             --                 --            --        13.14%
      Highest contract charge 1.90% Class B        $15.28             --                 --            --        12.02%
      All contract charges                             --         72,761         $1,038,844          0.60%
2011  Lowest contract charge 0.95% Class B         $15.07             --                 --            --        (7.03)%
      Highest contract charge 1.90% Class B        $13.64             --                 --            --        (7.96)%
      All contract charges                             --         81,896         $1,038,983          0.26%
2010  Lowest contract charge 0.50% Class B         $16.92             --                 --            --        14.71%
      Highest contract charge 1.90% Class B        $14.82             --                 --            --        13.04%
      All contract charges                             --         93,768         $1,288,091          0.28%
2009  Lowest contract charge 0.50% Class B         $14.75             --                 --            --        27.15%
      Highest contract charge 1.90% Class B        $13.11             --                 --            --        25.42%
      All contract charges                             --        108,738         $1,316,635          0.85%
2008  Lowest contract charge 0.50% Class B         $11.60             --                 --            --       (40.57)%
      Highest contract charge 1.90% Class B        $10.45             --                 --            --       (41.46)%
      All contract charges                             --        118,651         $1,143,520          0.95%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/FRANKLIN CORE BALANCED
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.32             --                 --            --         9.80%
      Highest contract charge 1.70% Class A (l)    $12.16             --                 --            --         9.25%
      All contract charges                             --            133         $    1,638          3.26%
2011  Lowest contract charge 1.30% Class A (l)     $11.22             --                 --            --        (0.97)%
      Highest contract charge 1.70% Class A (l)    $11.13             --                 --            --        (1.33)%
      All contract charges                             --             93         $    1,047          3.36%
2010  Lowest contract charge 1.30% Class A (l)     $11.33             --                 --            --        10.11%
      Highest contract charge 1.70% Class A (l)    $11.28             --                 --            --         9.73%
      All contract charges                             --             62         $      703          2.96%
2009  Lowest contract charge 1.30% Class A (l)     $10.29             --                 --            --         0.29%
      Highest contract charge 1.70% Class A (l)    $10.28             --                 --            --         0.19%
      All contract charges                             --             --                 --          5.95%
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $11.10             --                 --            --        10.23%
      Highest contract charge 1.80% Class B        $10.51             --                 --            --         9.25%
      All contract charges                             --         58,584         $  627,808          3.26%
2011  Lowest contract charge 0.95% Class B         $10.07             --                 --            --        (0.89)%
      Highest contract charge 1.80% Class B        $ 9.62             --                 --            --        (1.74)%
      All contract charges                             --         53,542         $  523,704          3.36%
2010  Lowest contract charge 0.50% Class B         $10.36             --                 --            --        10.68%
      Highest contract charge 1.90% Class B        $ 9.75             --                 --            --         9.18%
      All contract charges                             --         54,951         $  545,194          2.96%
2009  Lowest contract charge 0.50% Class B         $ 9.36             --                 --            --        29.97%
      Highest contract charge 1.90% Class B        $ 8.93             --                 --            --        28.10%
      All contract charges                             --         65,970         $  596,850          5.95%
2008  Lowest contract charge 0.50% Class B         $ 7.20             --                 --            --       (32.20)%
      Highest contract charge 1.90% Class B        $ 6.97             --                 --            --       (33.11)%
      All contract charges                             --         60,463         $  425,663          6.36%
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.96             --                 --            --        13.15%
      Highest contract charge 1.70% Class A (l)    $11.81             --                 --            --        12.80%
      All contract charges                             --            101         $    1,186          1.75%
2011  Lowest contract charge 1.30% Class A (l)     $10.57             --                 --            --        (5.37)%
      Highest contract charge 1.70% Class A (l)    $10.47             --                 --            --        (5.85)%
      All contract charges                             --             89         $      940          1.78%
2010  Lowest contract charge 1.30% Class A (l)     $11.17             --                 --            --         9.19%
      Highest contract charge 1.70% Class A (l)    $11.12             --                 --            --         8.70%
      All contract charges                             --             40         $      455          1.99%
2009  Lowest contract charge 1.30% Class A (l)     $10.23             --                 --            --         0.29%
      Highest contract charge 1.70% Class A (l)    $10.23             --                 --            --         0.29%
      All contract charges                             --             --         $        2          2.46%
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charge 1.15% Class B         $ 8.82             --                 --            --        13.37%
      Highest contract charge 1.70% Class B        $ 8.55             --                 --            --        12.80%
      All contract charges                             --        146,245         $1,264,387          1.75%
2011  Lowest contract charge 1.15% Class B         $ 7.78             --                 --            --        (5.58)%
      Highest contract charge 1.90% Class B        $ 7.51             --                 --            --        (6.24)%
      All contract charges                             --        158,716         $1,214,424          1.78%
2010  Lowest contract charge 0.50% Class B         $ 8.43             --                 --            --         9.77%
      Highest contract charge 1.90% Class B        $ 8.01             --                 --            --         8.24%
      All contract charges                             --        169,484         $1,377,768          1.99%
2009  Lowest contract charge 0.50% Class B         $ 7.68             --                 --            --        27.78%
      Highest contract charge 1.90% Class B        $ 7.40             --                 --            --        26.04%
      All contract charges                             --        179,402         $1,341,290          2.46%
2008  Lowest contract charge 0.50% Class B         $ 6.01             --                 --            --       (37.20)%
      Highest contract charge 1.90% Class B        $ 5.87             --                 --            --       (38.08)%
      All contract charges                             --        168,583         $  996,068          5.08%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.51            --                 --             --         3.88%
      Highest contract charge 1.70% Class A (l)    $11.36            --                 --             --         3.46%
      All contract charges                             --           440           $  5,036             --
2011  Lowest contract charge 1.30% Class A (l)     $11.08            --                 --             --         0.27%
      Highest contract charge 1.70% Class A (l)    $10.98            --                 --             --        (0.09)%
      All contract charges                             --           360           $  3,979           0.19%
2010  Lowest contract charge 1.30% Class A (l)     $11.05            --                 --             --         8.55%
      Highest contract charge 1.70% Class A (l)    $10.99            --                 --             --         7.96%
      All contract charges                             --           163           $  1,798             --
2009  Lowest contract charge 1.30% Class A (l)     $10.18            --                 --             --         0.69%
      Highest contract charge 1.70% Class A (l)    $10.18            --                 --             --         0.69%
      All contract charges                             --            --                 --             --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $13.44            --                 --             --         4.27%
      Highest contract charge 1.80% Class B        $12.58            --                 --             --         3.37%
      All contract charges                             --        15,180           $195,359             --
2011  Lowest contract charge 0.95% Class B         $12.89            --                 --             --         0.39%
      Highest contract charge 1.90% Class B        $12.09            --                 --             --        (0.58)%
      All contract charges                             --        16,273           $201,854           0.19%
2010  Lowest contract charge 0.50% Class B         $13.17            --                 --             --         9.02%
      Highest contract charge 1.90% Class B        $12.16            --                 --             --         7.61%
      All contract charges                             --        14,455           $179,603             --
2009  Lowest contract charge 0.50% Class B         $12.08            --                 --             --        16.01%
      Highest contract charge 1.90% Class B        $11.30            --                 --             --        14.41%
      All contract charges                             --        11,998           $137,992             --
2008  Lowest contract charge 0.50% Class B         $10.41            --                 --             --       (14.25)%
      Highest contract charge 1.90% Class B        $ 9.88            --                 --             --       (15.48)%
      All contract charges                             --        11,081           $111,017           0.50%
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.98            --                 --             --        17.11%
      Highest contract charge 1.70% Class A (l)    $15.24            --                 --             --        15.89%
      All contract charges                             --         3,453           $ 53,054           1.24%
2011  Lowest contract charge 0.65% Class A (q)     $10.23            --                 --             --        (5.45)%
      Highest contract charge 1.70% Class A (l)    $13.15            --                 --             --        (4.92)%
      All contract charges                             --         2,853           $ 37,738           0.08%
2010  Lowest contract charge 1.30% Class A (l)     $13.89            --                 --             --        31.16%
      Highest contract charge 1.70% Class A (l)    $13.83            --                 --             --        30.72%
      All contract charges                             --         1,235           $ 17,130           0.37%
2009  Lowest contract charge 1.30% Class A (l)     $10.59            --                 --             --         1.53%
      Highest contract charge 1.70% Class A (l)    $10.58            --                 --             --         1.44%
      All contract charges                             --             2           $     23           0.44%
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B         $42.54            --                 --             --        16.45%
      Highest contract charge 1.90% Class B        $35.76            --                 --             --        15.62%
      All contract charges                             --        20,092           $853,490           1.24%
2011  Lowest contract charge 1.20% Class B         $36.53            --                 --             --        (4.65)%
      Highest contract charge 1.90% Class B        $30.93            --                 --             --        (5.33)%
      All contract charges                             --        21,292           $777,514           0.08%
2010  Lowest contract charge 0.50% Class B         $44.89            --                 --             --        31.99%
      Highest contract charge 1.90% Class B        $32.67            --                 --             --        30.11%
      All contract charges                             --        22,302           $855,090           0.37%
2009  Lowest contract charge 0.50% Class B         $34.01            --                 --             --        40.72%
      Highest contract charge 1.90% Class B        $25.11            --                 --             --        38.78%
      All contract charges                             --        21,145           $619,879           0.44%
2008  Lowest contract charge 0.50% Class B         $24.17            --                 --             --       (30.98)%
      Highest contract charge 1.90% Class B        $18.09            --                 --             --       (31.99)%
      All contract charges                             --        18,794           $392,717           0.61%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/GLOBAL BOND PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $10.96            --                  --            --         2.43%
      Highest contract charge 1.70% Class A (l)    $10.82            --                  --            --         1.98%
      All contract charges                             --           420          $    4,579          1.41%
2011  Lowest contract charge 1.30% Class A (l)     $10.70            --                  --            --         3.28%
      Highest contract charge 1.70% Class A (l)    $10.61            --                  --            --         2.91%
      All contract charges                             --           350          $    3,728          3.36%
2010  Lowest contract charge 1.30% Class A (l)     $10.36            --                  --            --         5.18%
      Highest contract charge 1.70% Class A (l)    $10.31            --                  --            --         4.67%
      All contract charges                             --           140          $    1,442          2.92%
2009  Lowest contract charge 1.30% Class A (l)     $ 9.85            --                  --            --        (1.70)%
      Highest contract charge 1.70% Class A (l)    $ 9.85            --                  --            --        (1.70)%
      All contract charges                             --             2          $       15          0.80%
EQ/GLOBAL BOND PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $12.90            --                  --            --         2.79%
      Highest contract charge 1.90% Class B        $12.03            --                  --            --         1.78%
      All contract charges                             --        39,823          $  493,953          1.41%
2011  Lowest contract charge 0.95% Class B         $12.55            --                  --            --         3.38%
      Highest contract charge 1.90% Class B        $11.82            --                  --            --         2.43%
      All contract charges                             --        41,863          $  508,159          3.36%
2010  Lowest contract charge 0.50% Class B         $12.43            --                  --            --         5.79%
      Highest contract charge 1.90% Class B        $11.54            --                  --            --         4.25%
      All contract charges                             --        40,077          $  473,013          2.92%
2009  Lowest contract charge 0.50% Class B         $11.75            --                  --            --         1.49%
      Highest contract charge 1.90% Class B        $11.07            --                  --            --         0.07%
      All contract charges                             --        36,747          $  414,061          0.80%
2008  Lowest contract charge 0.50% Class B         $11.58            --                  --            --         5.95%
      Highest contract charge 1.90% Class B        $11.06            --                  --            --         4.44%
      All contract charges                             --        36,828          $  413,319         19.53%
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.23            --                  --            --        15.53%
      Highest contract charge 1.70% Class A (l)    $11.09            --                  --            --        15.04%
      All contract charges                             --           344          $    3,855          1.40%
2011  Lowest contract charge 1.30% Class A (l)     $ 9.72            --                  --            --       (13.21)%
      Highest contract charge 1.70% Class A (l)    $ 9.64            --                  --            --       (13.54)%
      All contract charges                             --           304          $    2,952          1.70%
2010  Lowest contract charge 1.30% Class A (l)     $11.20            --                  --            --        10.24%
      Highest contract charge 1.70% Class A (l)    $11.15            --                  --            --         9.74%
      All contract charges                             --           174          $    1,953          1.10%
2009  Lowest contract charge 1.30% Class A (l)     $10.16            --                  --            --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $10.16            --                  --            --         0.00%
      All contract charges                             --             2          $       29          1.33%
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $19.21            --                  --            --        15.86%
      Highest contract charge 1.90% Class B        $16.57            --                  --            --        14.75%
      All contract charges                             --        42,150          $  893,065          1.40%
2011  Lowest contract charge 0.95% Class B         $16.58            --                  --            --       (13.15)%
      Highest contract charge 1.90% Class B        $14.44            --                  --            --       (13.95)%
      All contract charges                             --        46,594          $  856,342          1.70%
2010  Lowest contract charge 0.50% Class B         $20.28            --                  --            --        10.88%
      Highest contract charge 1.90% Class B        $16.78            --                  --            --         9.32%
      All contract charges                             --        53,486          $1,134,438          1.10%
2009  Lowest contract charge 0.50% Class B         $18.29            --                  --            --        49.30%
      Highest contract charge 1.90% Class B        $15.35            --                  --            --        47.16%
      All contract charges                             --        58,787          $1,130,770          1.33%
2008  Lowest contract charge 0.50% Class B         $12.25            --                  --            --       (57.55)%
      Highest contract charge 1.90% Class B        $10.43            --                  --            --       (58.15)%
      All contract charges                             --        53,574          $  696,118          0.15%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.65% to 1.90%*
2012  Lowest contract charge 0.65% Class B         $10.22            --                 --             --         0.29%
      Highest contract charge 1.90% Class B        $18.54            --                 --             --        (0.91)%
      All contract charges                             --        33,728           $440,306           0.24%
2011  Lowest contract charge 0.95% Class B         $22.86            --                 --             --         4.34%
      Highest contract charge 1.90% Class B        $18.71            --                 --             --         3.26%
      All contract charges                             --        33,208           $447,386           0.43%
2010  Lowest contract charge 0.50% Class B         $23.97            --                 --             --         3.72%
      Highest contract charge 1.90% Class B        $18.12            --                 --             --         2.26%
      All contract charges                             --        28,642           $391,601           1.22%
2009  Lowest contract charge 0.50% Class B         $23.11            --                 --             --        (2.76)%
      Highest contract charge 1.90% Class B        $17.72            --                 --             --        (4.11)%
      All contract charges                             --        26,434           $369,725           1.00%
2008  Lowest contract charge 0.50% Class B         $23.77            --                 --             --         3.08%
      Highest contract charge 1.90% Class B        $18.48            --                 --             --         1.59%
      All contract charges                             --        26,853           $401,655           3.71%
EQ/INTERNATIONAL CORE PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $10.27            --                 --             --        14.75%
      Highest contract charge 1.70% Class A (l)    $10.14            --                 --             --        14.32%
      All contract charges                             --           250           $  2,555           1.44%
2011  Lowest contract charge 1.30% Class A (l)     $ 8.95            --                 --             --       (17.74)%
      Highest contract charge 1.70% Class A (l)    $ 8.87            --                 --             --       (18.10)%
      All contract charges                             --           267           $  2,376           2.70%
2010  Lowest contract charge 1.30% Class A (l)     $10.88            --                 --             --         8.04%
      Highest contract charge 1.70% Class A (l)    $10.83            --                 --             --         7.55%
      All contract charges                             --           189           $  2,052           1.80%
2009  Lowest contract charge 1.30% Class A (l)     $10.07            --                 --             --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.07            --                 --             --        (0.10)%
      All contract charges                             --            --                 --           3.14%
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $12.84            --                 --             --        15.26%
      Highest contract charge 1.90% Class B        $11.25            --                 --             --        14.10%
      All contract charges                             --        47,756           $629,076           1.44%
2011  Lowest contract charge 0.95% Class B         $11.14            --                 --             --       (17.73)%
      Highest contract charge 1.90% Class B        $ 9.86            --                 --             --       (18.51)%
      All contract charges                             --        52,811           $606,445           2.70%
2010  Lowest contract charge 0.50% Class B         $14.28            --                 --             --         8.68%
      Highest contract charge 1.90% Class B        $12.10            --                 --             --         7.17%
      All contract charges                             --        56,037           $784,792           1.80%
2009  Lowest contract charge 0.50% Class B         $13.14            --                 --             --        34.62%
      Highest contract charge 1.90% Class B        $11.29            --                 --             --        32.72%
      All contract charges                             --        59,216           $769,256           3.14%
2008  Lowest contract charge 0.50% Class B         $ 9.76            --                 --             --       (45.11)%
      Highest contract charge 1.90% Class B        $ 8.51            --                 --             --       (45.90)%
      All contract charges                             --        57,050           $554,312           1.49%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $ 9.90            --                 --             --        15.52%
      Highest contract charge 1.70% Class A (l)    $10.25            --                 --             --        14.27%
      All contract charges                             --           244           $  2,520           3.00%
2011  Lowest contract charge 0.65% Class A (q)     $ 8.57            --                 --             --       (15.48)%
      Highest contract charge 1.70% Class A (l)    $ 8.97            --                 --             --       (13.42)%
      All contract charges                             --           184           $  1,657           2.76%
2010  Lowest contract charge 1.30% Class A (l)     $10.41            --                 --             --         4.10%
      Highest contract charge 1.70% Class A (l)    $10.36            --                 --             --         3.70%
      All contract charges                             --           102           $  1,062           2.24%
2009  Lowest contract charge 1.30% Class A (l)     $10.00            --                 --             --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $ 9.99            --                 --             --        (0.20)%
      All contract charges                             --            --                 --           2.38%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $13.71            --                 --             --        15.11%
      Highest contract charge 1.90% Class B        $11.56            --                 --             --        14.12%
      All contract charges                             --        44,508           $553,783           3.00%
2011  Lowest contract charge 0.95% Class B         $11.91            --                 --             --       (13.00)%
      Highest contract charge 1.90% Class B        $10.13            --                 --             --       (13.86)%
      All contract charges                             --        48,085           $522,268           2.76%
2010  Lowest contract charge 0.50% Class B         $14.70            --                 --             --         4.63%
      Highest contract charge 1.90% Class B        $11.76            --                 --             --         3.16%
      All contract charges                             --        52,855           $663,562           2.24%
2009  Lowest contract charge 0.50% Class B         $14.05            --                 --             --        26.42%
      Highest contract charge 1.90% Class B        $11.40            --                 --             --        24.68%
      All contract charges                             --        58,111           $703,686           2.38%
2008  Lowest contract charge 0.50% Class B         $11.11            --                 --             --       (50.95)%
      Highest contract charge 1.90% Class B        $ 9.14            --                 --             --       (51.67)%
      All contract charges                             --        62,852           $607,988           2.73%
EQ/INTERNATIONAL ETF
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (n)     $10.63            --                 --             --        16.30%
      Highest contract charge 1.70% Class A (n)    $10.50            --                 --             --        15.89%
      All contract charges                             --           302           $  3,191           2.92%
2011  Lowest contract charge 1.30% Class A (n)     $ 9.14            --                 --             --       (14.02)%
      Highest contract charge 1.70% Class A (n)    $ 9.06            --                 --             --       (14.37)%
      All contract charges                             --           251           $  2,293           2.55%
2010  Lowest contract charge 1.30% Class A (n)     $10.63            --                 --             --         6.30%
      Highest contract charge 1.70% Class A (n)    $10.58            --                 --             --         5.91%
      All contract charges                             --           125           $  1,330           2.43%
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $10.02            --                 --             --        15.97%
      Highest contract charge 1.70% Class A (l)    $ 9.89            --                 --             --        15.40%
      All contract charges                             --           371           $  3,701           1.78%
2011  Lowest contract charge 1.30% Class A (l)     $ 8.64            --                 --             --       (17.00)%
      Highest contract charge 1.70% Class A (l)    $ 8.57            --                 --             --       (17.36)%
      All contract charges                             --           354           $  3,054           1.92%
2010  Lowest contract charge 1.30% Class A (l)     $10.41            --                 --             --         4.94%
      Highest contract charge 1.70% Class A (l)    $10.37            --                 --             --         4.54%
      All contract charges                             --           291           $  3,029           0.76%
2009  Lowest contract charge 1.30% Class A (l)     $ 9.92            --                 --             --        (0.40)%
      Highest contract charge 1.70% Class A (l)    $ 9.92            --                 --             --        (0.30)%
      All contract charges                             --             1           $      8           2.07%
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $19.22            --                 --             --        16.34%
      Highest contract charge 1.90% Class B        $16.52            --                 --             --        15.20%
      All contract charges                             --        37,289           $578,859           1.78%
2011  Lowest contract charge 0.95% Class B         $16.52            --                 --             --       (16.94)%
      Highest contract charge 1.90% Class B        $14.34            --                 --             --       (17.78)%
      All contract charges                             --        41,044           $550,880           1.92%
2010  Lowest contract charge 0.50% Class B         $21.16            --                 --             --         5.54%
      Highest contract charge 1.90% Class B        $17.44            --                 --             --         4.06%
      All contract charges                             --        45,360           $737,614           0.76%
2009  Lowest contract charge 0.50% Class B         $20.05            --                 --             --        29.61%
      Highest contract charge 1.90% Class B        $16.76            --                 --             --        27.81%
      All contract charges                             --        47,668           $743,266           2.07%
2008  Lowest contract charge 0.50% Class B         $15.47            --                 --             --       (43.29)%
      Highest contract charge 1.90% Class B        $13.11            --                 --             --       (44.09)%
      All contract charges                             --        48,585           $592,816           2.19%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.35            --                 --             --        15.23%
      Highest contract charge 1.70% Class A (l)    $12.10            --                 --             --        14.15%
      All contract charges                             --           292           $  3,573           0.95%
2011  Lowest contract charge 0.65% Class A (q)     $ 9.85            --                 --             --        (8.46)%
      Highest contract charge 1.70% Class A (l)    $10.60            --                 --             --        (6.61)%
      All contract charges                             --           266           $  2,845           1.03%
2010  Lowest contract charge 1.30% Class A (l)     $11.41            --                 --             --        11.21%
      Highest contract charge 1.70% Class A (l)    $11.35            --                 --             --        10.62%
      All contract charges                             --           163           $  1,852           1.32%
2009  Lowest contract charge 1.30% Class A (l)     $10.26            --                 --             --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.26            --                 --             --         0.10%
      All contract charges                             --            --                 --           1.48%
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $15.34            --                 --             --        14.91%
      Highest contract charge 1.90% Class B        $13.19            --                 --             --        13.81%
      All contract charges                             --        17,582           $242,364           0.95%
2011  Lowest contract charge 0.95% Class B         $13.35            --                 --             --        (6.12)%
      Highest contract charge 1.90% Class B        $11.59            --                 --             --        (7.06)%
      All contract charges                             --        19,801           $238,926           1.03%
2010  Lowest contract charge 0.50% Class B         $15.13            --                 --             --        11.74%
      Highest contract charge 1.90% Class B        $12.47            --                 --             --        10.26%
      All contract charges                             --        21,596           $279,401           1.32%
2009  Lowest contract charge 0.50% Class B         $13.54            --                 --             --        31.69%
      Highest contract charge 1.90% Class B        $11.31            --                 --             --        29.73%
      All contract charges                             --        22,028           $258,292           1.48%
2008  Lowest contract charge 0.50% Class B         $10.28            --                 --             --       (40.09)%
      Highest contract charge 1.90% Class B        $ 8.72            --                 --             --       (40.88)%
      All contract charges                             --        23,322           $210,531           1.78%
EQ/LARGE CAP CORE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $10.67            --                 --             --        13.87%
      Highest contract charge 1.90% Class B        $ 9.33            --                 --             --        12.82%
      All contract charges                             --        12,776           $137,932           1.12%
2011  Lowest contract charge 0.95% Class B         $ 9.37            --                 --             --        (5.16)%
      Highest contract charge 1.90% Class B        $ 8.27            --                 --             --        (6.02)%
      All contract charges                             --        14,134           $134,375           1.03%
2010  Lowest contract charge 0.50% Class B         $10.43            --                 --             --        13.62%
      Highest contract charge 1.90% Class B        $ 8.80            --                 --             --        11.96%
      All contract charges                             --        15,828           $158,846           1.00%
2009  Lowest contract charge 0.50% Class B         $ 9.18            --                 --             --        25.95%
      Highest contract charge 1.90% Class B        $ 7.86            --                 --             --        24.11%
      All contract charges                             --        17,342           $153,764           4.38%
2008  Lowest contract charge 0.50% Class B         $ 7.29            --                 --             --       (37.75)%
      Highest contract charge 1.90% Class B        $ 6.33            --                 --             --       (38.60)%
      All contract charges                             --        18,391           $129,337           0.34%
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.67            --                 --             --        13.26%
      Highest contract charge 1.70% Class A (l)    $13.50            --                 --             --        12.78%
      All contract charges                             --           408           $  5,559           1.20%
2011  Lowest contract charge 1.30% Class A (l)     $12.07            --                 --             --         1.26%
      Highest contract charge 1.70% Class A (l)    $11.97            --                 --             --         0.93%
      All contract charges                             --           320           $  3,850           0.88%
2010  Lowest contract charge 1.30% Class A (l)     $11.92            --                 --             --        14.73%
      Highest contract charge 1.70% Class A (l)    $11.86            --                 --             --        14.26%
      All contract charges                             --           155           $  1,848           0.97%
2009  Lowest contract charge 1.30% Class A (l)     $10.39            --                 --             --         0.97%
      Highest contract charge 1.70% Class A (l)    $10.38            --                 --             --         0.97%
      All contract charges                             --            --                 --           2.14%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $ 9.17            --                 --             --        13.63%
      Highest contract charge 1.90% Class B        $ 8.04            --                 --             --        12.45%
      All contract charges                             --        32,338           $348,856           1.20%
2011  Lowest contract charge 0.95% Class B         $ 8.07            --                 --             --         1.38%
      Highest contract charge 1.90% Class B        $ 7.15            --                 --             --         0.42%
      All contract charges                             --        34,122           $322,327           0.88%
2010  Lowest contract charge 0.50% Class B         $ 8.40            --                 --             --        15.38%
      Highest contract charge 1.90% Class B        $ 7.12            --                 --             --        13.74%
      All contract charges                             --        36,002           $332,558           0.97%
2009  Lowest contract charge 0.50% Class B         $ 7.28            --                 --             --        35.53%
      Highest contract charge 1.90% Class B        $ 6.26            --                 --             --        33.67%
      All contract charges                             --        39,652           $317,224           2.14%
2008  Lowest contract charge 0.50% Class B         $ 5.37            --                 --             --       (36.60)%
      Highest contract charge 1.90% Class B        $ 4.68            --                 --             --       (37.52)%
      All contract charges                             --        41,922           $248,887           0.14%
EQ/LARGE CAP GROWTH PLUS(T)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.43            --                 --             --        12.29%
      Highest contract charge 1.70% Class A (l)    $12.27            --                 --             --        11.75%
      All contract charges                             --           147           $  1,825           0.56%
2011  Lowest contract charge 1.30% Class A (l)     $11.07            --                 --             --        (4.57)%
      Highest contract charge 1.70% Class A (l)    $10.98            --                 --             --        (4.94)%
      All contract charges                             --           170           $  1,871           0.50%
2010  Lowest contract charge 1.30% Class A (l)     $11.60            --                 --             --        12.84%
      Highest contract charge 1.70% Class A (l)    $11.55            --                 --             --        12.46%
      All contract charges                             --            79           $    909           0.38%
2009  Lowest contract charge 1.30% Class A (l)     $10.28            --                 --             --         0.69%
      Highest contract charge 1.70% Class A (l)    $10.27            --                 --             --         0.59%
      All contract charges                             --            --                 --           1.31%
EQ/LARGE CAP GROWTH PLUS(T)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $17.90            --                 --             --        12.65%
      Highest contract charge 1.90% Class B        $15.39            --                 --             --        11.60%
      All contract charges                             --        33,585           $512,891           0.56%
2011  Lowest contract charge 0.95% Class B         $15.89            --                 --             --        (4.56)%
      Highest contract charge 1.90% Class B        $13.79            --                 --             --        (5.48)%
      All contract charges                             --        37,076           $505,607           0.50%
2010  Lowest contract charge 0.50% Class B         $17.71            --                 --             --        13.89%
      Highest contract charge 1.90% Class B        $14.59            --                 --             --        12.23%
      All contract charges                             --        17,859           $261,108           0.38%
2009  Lowest contract charge 0.50% Class B         $15.55            --                 --             --        34.19%
      Highest contract charge 1.90% Class B        $13.00            --                 --             --        32.35%
      All contract charges                             --        19,454           $252,641           1.31%
2008  Lowest contract charge 0.50% Class B         $11.59            --                 --             --       (38.55)%
      Highest contract charge 1.90% Class B        $ 9.82            --                 --             --       (39.42)%
      All contract charges                             --        19,719           $193,193           0.11%
EQ/LARGE CAP VALUE INDEX(U)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.18            --                 --             --        15.01%
      Highest contract charge 1.70% Class A (l)    $13.02            --                 --             --        14.61%
      All contract charges                             --           195           $  2,563           1.91%
2011  Lowest contract charge 1.30% Class A (l)     $11.46            --                 --             --        (1.38)%
      Highest contract charge 1.70% Class A (l)    $11.36            --                 --             --        (1.73)%
      All contract charges                             --           155           $  1,774           1.77%
2010  Lowest contract charge 1.30% Class A (l)     $11.62            --                 --             --        13.48%
      Highest contract charge 1.70% Class A (l)    $11.56            --                 --             --        12.89%
      All contract charges                             --            82           $    948           1.54%
2009  Lowest contract charge 1.30% Class A (l)     $10.24            --                 --             --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $10.24            --                 --             --         0.00%
      All contract charges                             --            --                 --           9.15%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE INDEX(U)
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $ 6.75             --                 --            --        15.19%
      Highest contract charge 1.80% Class B        $ 6.46             --                 --            --        14.34%
      All contract charges                             --         39,416         $  260,695          1.91%
2011  Lowest contract charge 1.20% Class B         $ 5.86             --                 --            --        (1.51)%
      Highest contract charge 1.80% Class B        $ 5.65             --                 --            --        (2.08)%
      All contract charges                             --         43,857         $  252,597          1.77%
2010  Lowest contract charge 0.50% Class B         $ 6.18             --                 --            --        14.02%
      Highest contract charge 1.90% Class B        $ 5.74             --                 --            --        12.55%
      All contract charges                             --         20,149         $  118,119          1.54%
2009  Lowest contract charge 0.50% Class B         $ 5.42             --                 --            --        18.55%
      Highest contract charge 1.90% Class B        $ 5.10             --                 --            --        17.01%
      All contract charges                             --         19,764         $  102,573          9.15%
2008  Lowest contract charge 0.50% Class B         $ 4.57             --                 --            --       (56.93)%
      Highest contract charge 1.90% Class B        $ 4.36             --                 --            --       (57.59)%
      All contract charges                             --         16,998         $   75,141          1.37%
EQ/LARGE CAP VALUE PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.26             --                 --            --        14.37%
      Highest contract charge 1.70% Class A (l)    $12.10             --                 --            --        13.83%
      All contract charges                             --            127         $    1,541          1.54%
2011  Lowest contract charge 1.30% Class A (l)     $10.72             --                 --            --        (6.05)%
      Highest contract charge 1.70% Class A (l)    $10.63             --                 --            --        (6.43)%
      All contract charges                             --            117         $    1,254          1.10%
2010  Lowest contract charge 1.30% Class A (l)     $11.41             --                 --            --        11.43%
      Highest contract charge 1.70% Class A (l)    $11.36             --                 --            --        11.05%
      All contract charges                             --            102         $    1,161          1.13%
2009  Lowest contract charge 1.30% Class A (l)     $10.24             --                 --            --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.23             --                 --            --        (0.10)%
      All contract charges                             --             --                 --          2.14%
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $14.19             --                 --            --        14.71%
      Highest contract charge 1.90% Class B        $12.28             --                 --            --        13.60%
      All contract charges                             --         80,831         $  983,911          1.54%
2011  Lowest contract charge 0.95% Class B         $12.37             --                 --            --        (5.93)%
      Highest contract charge 1.90% Class B        $10.81             --                 --            --        (6.81)%
      All contract charges                             --         91,140         $  971,826          1.10%
2010  Lowest contract charge 0.50% Class B         $13.95             --                 --            --        12.14%
      Highest contract charge 1.90% Class B        $11.60             --                 --            --        10.48%
      All contract charges                             --        102,373         $1,167,606          1.13%
2009  Lowest contract charge 0.50% Class B         $12.44             --                 --            --        19.87%
      Highest contract charge 1.90% Class B        $10.50             --                 --            --        18.20%
      All contract charges                             --        114,911         $1,181,003          2.14%
2008  Lowest contract charge 0.50% Class B         $10.38             --                 --            --       (43.62)%
      Highest contract charge 1.90% Class B        $ 8.88             --                 --            --       (44.43)%
      All contract charges                             --        128,632         $1,114,977          2.84%
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 1.20% to 1.70%*
2012  Lowest contract charge 1.20% Class B         $12.63             --                 --            --        13.99%
      Highest contract charge 1.70% Class B        $12.15             --                 --            --        13.45%
      All contract charges                             --         13,866         $  171,735          1.11%
2011  Lowest contract charge 1.20% Class B         $11.08             --                 --            --        (9.62)%
      Highest contract charge 1.90% Class B        $10.57             --                 --            --       (10.20)%
      All contract charges                             --         16,183         $  176,266          0.69%
2010  Lowest contract charge 0.50% Class B         $12.76             --                 --            --        13.42%
      Highest contract charge 1.90% Class B        $11.77             --                 --            --        11.78%
      All contract charges                             --         15,873         $  191,761          0.39%
2009  Lowest contract charge 0.50% Class B         $11.25             --                 --            --        24.86%
      Highest contract charge 1.90% Class B        $10.53             --                 --            --        23.16%
      All contract charges                             --         14,412         $  154,971          0.68%
2008  Lowest contract charge 0.50% Class B         $ 9.01             --                 --            --       (31.27)%
      Highest contract charge 1.90% Class B        $ 8.55             --                 --            --       (32.30)%
      All contract charges                             --          9,794         $   85,138          1.16%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.09            --                 --             --        18.18%
      Highest contract charge 1.70% Class A (l)    $11.93            --                 --             --        17.65%
      All contract charges                             --           454           $  5,463           0.99%
2011  Lowest contract charge 1.30% Class A (l)     $10.23            --                 --             --       (11.66)%
      Highest contract charge 1.70% Class A (l)    $10.14            --                 --             --       (12.06)%
      All contract charges                             --           334           $  3,412           0.64%
2010  Lowest contract charge 1.30% Class A (l)     $11.58            --                 --             --        13.75%
      Highest contract charge 1.70% Class A (l)    $11.53            --                 --             --        13.26%
      All contract charges                             --           126           $  1,453           0.98%
2009  Lowest contract charge 1.30% Class A (l)     $10.18            --                 --             --         0.30%
      Highest contract charge 1.70% Class A (l)    $10.18            --                 --             --         0.39%
      All contract charges                             --            --           $      3           1.27%
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $15.55            --                 --             --        18.25%
      Highest contract charge 1.80% Class B        $14.84            --                 --             --        17.59%
      All contract charges                             --        31,803           $398,332           0.99%
2011  Lowest contract charge 1.20% Class B         $13.15            --                 --             --       (11.74)%
      Highest contract charge 1.90% Class B        $12.54            --                 --             --       (12.43)%
      All contract charges                             --        30,869           $328,558           0.64%
2010  Lowest contract charge 0.50% Class B         $15.51            --                 --             --        14.38%
      Highest contract charge 1.90% Class B        $14.32            --                 --             --        12.76%
      All contract charges                             --        30,667           $376,915           0.98%
2009  Lowest contract charge 0.50% Class B         $13.56            --                 --             --        36.59%
      Highest contract charge 1.90% Class B        $12.70            --                 --             --        34.63%
      All contract charges                             --        25,119           $272,003           1.27%
2008  Lowest contract charge 0.50% Class B         $ 9.93            --                 --             --       (40.61)%
      Highest contract charge 1.90% Class B        $ 9.43            --                 --             --       (41.43)%
      All contract charges                             --        20,631           $168,007           0.99%
EQ/MID CAP INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $14.59            --                 --             --        15.52%
      Highest contract charge 1.70% Class A (l)    $14.40            --                 --             --        15.02%
      All contract charges                             --           367           $  5,340           0.99%
2011  Lowest contract charge 1.30% Class A (l)     $12.63            --                 --             --        (3.37)%
      Highest contract charge 1.70% Class A (l)    $12.52            --                 --             --        (3.77)%
      All contract charges                             --           302           $  3,804           0.61%
2010  Lowest contract charge 1.30% Class A (l)     $13.07            --                 --             --        24.36%
      Highest contract charge 1.70% Class A (l)    $13.01            --                 --             --        23.90%
      All contract charges                             --           185           $  2,418           0.74%
2009  Lowest contract charge 1.30% Class A (l)     $10.51            --                 --             --         1.45%
      Highest contract charge 1.70% Class A (l)    $10.50            --                 --             --         1.45%
      All contract charges                             --            --                 --           1.09%
EQ/MID CAP INDEX
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $13.36            --                 --             --        15.97%
      Highest contract charge 1.90% Class B        $11.87            --                 --             --        14.91%
      All contract charges                             --        50,957           $698,544           0.99%
2011  Lowest contract charge 0.95% Class B         $11.52            --                 --             --        (3.36)%
      Highest contract charge 1.90% Class B        $10.33            --                 --             --        (4.26)%
      All contract charges                             --        53,373           $632,975           0.61%
2010  Lowest contract charge 0.50% Class B         $12.49            --                 --             --        25.03%
      Highest contract charge 1.90% Class B        $10.79            --                 --             --        23.31%
      All contract charges                             --        59,447           $732,139           0.74%
2009  Lowest contract charge 0.50% Class B         $ 9.99            --                 --             --        35.67%
      Highest contract charge 1.90% Class B        $ 8.75            --                 --             --        33.76%
      All contract charges                             --        65,727           $652,650           1.09%
2008  Lowest contract charge 0.50% Class B         $ 7.36            --                 --             --       (49.55)%
      Highest contract charge 1.90% Class B        $ 6.54            --                 --             --       (50.27)%
      All contract charges                             --        67,946           $500,886           0.89%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MID CAP VALUE PLUS(A)(B)(C)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.35             --                 --            --        17.11%
      Highest contract charge 1.70% Class A (l)    $13.18             --                 --            --        16.64%
      All contract charges                             --             57         $      764          1.20%
2011  Lowest contract charge 1.30% Class A (l)     $11.40             --                 --            --       (10.31)%
      Highest contract charge 1.70% Class A (l)    $11.30             --                 --            --       (10.67)%
      All contract charges                             --             55         $      627          0.84%
2010  Lowest contract charge 1.30% Class A (l)     $12.71             --                 --            --        20.93%
      Highest contract charge 1.70% Class A (l)    $12.65             --                 --            --        20.48%
      All contract charges                             --             25         $      321          0.98%
2009  Lowest contract charge 1.30% Class A (l)     $10.51             --                 --            --         1.06%
      Highest contract charge 1.70% Class A (l)    $10.50             --                 --            --         1.06%
      All contract charges                             --             --                 --          1.69%
EQ/MID CAP VALUE PLUS(A)(B)(C)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $18.32             --                 --            --        17.51%
      Highest contract charge 1.90% Class B        $15.75             --                 --            --        16.32%
      All contract charges                             --         60,166         $  946,778          1.20%
2011  Lowest contract charge 0.95% Class B         $15.59             --                 --            --       (10.30)%
      Highest contract charge 1.90% Class B        $13.54             --                 --            --       (11.15)%
      All contract charges                             --         66,819         $  899,832          0.84%
2010  Lowest contract charge 0.50% Class B         $18.49             --                 --            --        21.81%
      Highest contract charge 1.90% Class B        $15.24             --                 --            --        20.19%
      All contract charges                             --         75,286         $1,136,423          0.98%
2009  Lowest contract charge 0.50% Class B         $15.18             --                 --            --        35.14%
      Highest contract charge 1.90% Class B        $12.68             --                 --            --        33.22%
      All contract charges                             --         88,122         $1,102,630          1.69%
2008  Lowest contract charge 0.50% Class B         $11.23             --                 --            --       (39.85)%
      Highest contract charge 1.90% Class B        $ 9.52             --                 --            --       (40.69)%
      All contract charges                             --         41,940         $  400,022          1.38%
EQ/MONEY MARKET
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $ 9.86             --                 --            --        (0.70)%
      Highest contract charge 1.70% Class A (l)    $ 9.49             --                 --            --        (1.66)%
      All contract charges                             --          2,080         $   19,884            --
2011  Lowest contract charge 0.65% Class A (q)     $ 9.93             --                 --            --        (0.60)%
      Highest contract charge 1.70% Class A (l)    $ 9.65             --                 --            --        (1.73)%
      All contract charges                             --          4,907         $   47,537          0.01%
2010  Lowest contract charge 1.30% Class A (l)     $ 9.87             --                 --            --        (1.20)%
      Highest contract charge 1.70% Class A (l)    $ 9.82             --                 --            --        (1.60)%
      All contract charges                             --          2,179         $   21,441            --
2009  Lowest contract charge 1.30% Class A (l)     $ 9.99             --                 --            --         0.00%
      Highest contract charge 1.70% Class A (l)    $ 9.98             --                 --            --        (0.10)%
      All contract charges                             --             22         $      215            --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.90%*
2012  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         0.00%
      Highest contract charge 1.90% Class B        $24.30             --                 --            --        (1.94)%
      All contract charges                             --        180,902         $  645,099            --
2011  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         0.00%
      Highest contract charge 1.90% Class B        $24.78             --                 --            --        (1.86)%
      All contract charges                             --         85,545         $  655,858          0.01%
2010  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         0.00%
      Highest contract charge 1.90% Class B        $25.25             --                 --            --        (1.90)%
      All contract charges                             --         65,197         $  653,462            --
2009  Lowest contract charge 0.00% Class B         $44.43             --                 --            --        (0.01)%
      Highest contract charge 1.90% Class B        $25.74             --                 --            --        (1.90)%
      All contract charges                             --         60,968         $  941,402            --
2008  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         2.11%
      Highest contract charge 1.90% Class B        $26.24             --                 --            --         0.15%
      All contract charges                             --         90,924         $1,493,712          1.93%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.45            --                 --             --        11.16%
      Highest contract charge 1.70% Class A (l)    $12.29            --                 --             --        10.72%
      All contract charges                             --           664           $  8,235           0.84%
2011  Lowest contract charge 1.30% Class A (l)     $11.20            --                 --             --        (1.82)%
      Highest contract charge 1.70% Class A (l)    $11.10            --                 --             --         1.37%
      All contract charges                             --           665           $  7,428           0.52%
2010  Lowest contract charge 1.30% Class A (l)     $11.00            --                 --             --         7.00%
      Highest contract charge 1.70% Class A (l)    $10.95            --                 --             --         6.62%
      All contract charges                             --           458           $  5,029           0.56%
2009  Lowest contract charge 1.30% Class A (l)     $10.28            --                 --             --         0.98%
      Highest contract charge 1.70% Class A (l)    $10.27            --                 --             --         0.98%
      All contract charges                             --             1           $      6           0.38%
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $ 6.09            --                 --             --        11.13%
      Highest contract charge 1.80% Class B        $ 5.59            --                 --             --        10.47%
      All contract charges                             --        33,604           $164,631           0.84%
2011  Lowest contract charge 1.20% Class B         $ 5.48            --                 --             --         1.67%
      Highest contract charge 1.90% Class B        $ 4.99            --                 --             --         0.81%
      All contract charges                             --        34,861           $153,640           0.52%
2010  Lowest contract charge 0.50% Class B         $ 5.87            --                 --             --         7.71%
      Highest contract charge 1.90% Class B        $ 4.95            --                 --             --         6.22%
      All contract charges                             --        38,121           $169,152           0.56%
2009  Lowest contract charge 0.50% Class B         $ 5.45            --                 --             --        29.18%
      Highest contract charge 1.90% Class B        $ 4.66            --                 --             --        27.29%
      All contract charges                             --        41,296           $172,778           0.38%
2008  Lowest contract charge 0.50% Class B         $ 4.22            --                 --             --       (33.23)%
      Highest contract charge 1.90% Class B        $ 3.66            --                 --             --       (34.17)%
      All contract charges                             --        43,561           $143,894           0.26%
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $10.38            --                 --             --         8.01%
      Highest contract charge 1.70% Class A (l)    $12.94            --                 --             --         6.94%
      All contract charges                             --         1,342           $ 17,512           0.44%
2011  Lowest contract charge 0.65% Class A (q)     $ 9.61            --                 --             --       (11.35)%
      Highest contract charge 1.70% Class A (l)    $12.10            --                 --             --        (9.02)%
      All contract charges                             --         1,182           $ 14,382           0.25%
2010  Lowest contract charge 1.30% Class A (l)     $13.36            --                 --             --        30.85%
      Highest contract charge 1.70% Class A (l)    $13.30            --                 --             --        30.39%
      All contract charges                             --           456           $  6,078           0.12%
2009  Lowest contract charge 1.30% Class A (l)     $10.21            --                 --             --         0.79%
      Highest contract charge 1.70% Class A (l)    $10.20            --                 --             --         0.69%
      All contract charges                             --             3           $     23             --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $17.05            --                 --             --         7.71%
      Highest contract charge 1.90% Class B        $15.84            --                 --             --         6.67%
      All contract charges                             --        33,732           $552,320           0.44%
2011  Lowest contract charge 0.95% Class B         $15.83            --                 --             --        (8.60)%
      Highest contract charge 1.90% Class B        $14.85            --                 --             --        (9.45)%
      All contract charges                             --        36,425           $556,589           0.25%
2010  Lowest contract charge 0.50% Class B         $17.77            --                 --             --        31.63%
      Highest contract charge 1.90% Class B        $16.40            --                 --             --        29.85%
      All contract charges                             --        36,207           $608,343           0.12%
2009  Lowest contract charge 0.50% Class B         $13.50            --                 --             --        56.21%
      Highest contract charge 1.90% Class B        $12.63            --                 --             --        54.06%
      All contract charges                             --        31,529           $406,393             --
2008  Lowest contract charge 0.50% Class B         $ 8.64            --                 --             --       (47.57)%
      Highest contract charge 1.90% Class B        $ 8.20            --                 --             --       (48.33)%
      All contract charges                             --        25,257           $210,339             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.09            --                 --             --        12.78%
      Highest contract charge 1.70% Class A (l)    $11.93            --                 --             --        12.23%
      All contract charges                             --            84           $  1,023           1.34%
2011  Lowest contract charge 1.30% Class A (l)     $10.72            --                 --             --        (5.47)%
      Highest contract charge 1.70% Class A (l)    $10.63            --                 --             --        (5.85)%
      All contract charges                             --            77           $    816           0.90%
2010  Lowest contract charge 1.30% Class A (l)     $11.34            --                 --             --        10.74%
      Highest contract charge 1.70% Class A (l)    $11.29            --                 --             --        10.25%
      All contract charges                             --            47           $    529           1.81%
2009  Lowest contract charge 1.30% Class A (l)     $10.24            --                 --             --         0.49%
      Highest contract charge 1.70% Class A (l)    $10.24            --                 --             --         0.49%
      All contract charges                             --            --                 --           0.18%
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $ 9.74            --                 --             --        13.12%
      Highest contract charge 1.80% Class B        $ 9.22            --                 --             --        12.17%
      All contract charges                             --        20,477           $192,474           1.34%
2011  Lowest contract charge 0.95% Class B         $ 8.61            --                 --             --        (5.38)%
      Highest contract charge 1.80% Class B        $ 8.22            --                 --             --        (6.16)%
      All contract charges                             --        23,086           $192,936           0.90%
2010  Lowest contract charge 0.50% Class B         $ 9.28            --                 --             --        11.40%
      Highest contract charge 1.90% Class B        $ 8.73            --                 --             --         9.81%
      All contract charges                             --        25,932           $230,267           1.81%
2009  Lowest contract charge 0.50% Class B         $ 8.33            --                 --             --        24.48%
      Highest contract charge 1.90% Class B        $ 7.95            --                 --             --        22.81%
      All contract charges                             --        29,595           $238,330           0.18%
2008  Lowest contract charge 0.50% Class B         $ 6.69            --                 --             --       (38.40)%
      Highest contract charge 1.90% Class B        $ 6.47            --                 --             --       (39.31)%
      All contract charges                             --        31,398           $205,168           3.61%
EQ/OPPENHEIMER GLOBAL
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.47            --                 --             --        18.88%
      Highest contract charge 1.70% Class A (l)    $12.31            --                 --             --        18.37%
      All contract charges                             --           849           $ 10,536           0.87%
2011  Lowest contract charge 1.30% Class A (l)     $10.49            --                 --             --        (9.65)%
      Highest contract charge 1.70% Class A (l)    $10.40            --                 --             --        (9.96)%
      All contract charges                             --           718           $  7,507           0.78%
2010  Lowest contract charge 1.30% Class A (l)     $11.61            --                 --             --        14.05%
      Highest contract charge 1.70% Class A (l)    $11.55            --                 --             --        13.46%
      All contract charges                             --           264           $  3,054           0.65%
2009  Lowest contract charge 1.30% Class A (l)     $10.18            --                 --             --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.18            --                 --             --         0.00%
      All contract charges                             --             1           $      7           0.66%
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $11.54            --                 --             --        19.21%
      Highest contract charge 1.80% Class B        $10.93            --                 --             --        18.16%
      All contract charges                             --        29,044           $323,779           0.87%
2011  Lowest contract charge 0.95% Class B         $ 9.68            --                 --             --        (9.45)%
      Highest contract charge 1.90% Class B        $ 9.20            --                 --             --       (10.33)%
      All contract charges                             --        29,008           $272,754           0.78%
2010  Lowest contract charge 0.50% Class B         $10.90            --                 --             --        14.62%
      Highest contract charge 1.90% Class B        $10.26            --                 --             --        13.00%
      All contract charges                             --        23,163           $241,951           0.65%
2009  Lowest contract charge 0.50% Class B         $ 9.51            --                 --             --        37.88%
      Highest contract charge 1.90% Class B        $ 9.08            --                 --             --        35.88%
      All contract charges                             --        17,703           $162,900           0.66%
2008  Lowest contract charge 0.50% Class B         $ 6.90            --                 --             --       (41.03)%
      Highest contract charge 1.90% Class B        $ 6.68            --                 --             --       (41.81)%
      All contract charges                             --        13,246           $ 89,280           1.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND(D)(E)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (q)     $ 9.86             --                 --            --         0.20%
      Highest contract charge 1.70% Class A (l)    $ 9.73             --                 --            --        (0.31)%
      All contract charges                             --          1,581         $   15,504          0.53%
2011  Lowest contract charge 0.65% Class A (q)     $ 9.92             --                 --            --        (0.70)%
      Highest contract charge 1.70% Class A (l)    $ 9.76             --                 --            --        (1.61)%
      All contract charges                             --          1,850         $   18,121          0.51%
2010  Lowest contract charge 1.30% Class A (l)     $ 9.96             --                 --            --        (0.30)%
      Highest contract charge 1.70% Class A (l)    $ 9.92             --                 --            --        (0.60)%
      All contract charges                             --          1,339         $   13,301          0.32%
2009  Lowest contract charge 1.30% Class A (l)     $ 9.99             --                 --            --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $ 9.98             --                 --            --        (0.10)%
      All contract charges                             --              9                 90          1.17%
EQ/PIMCO ULTRA SHORT BOND(D)(E)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $11.04             --                 --            --         0.55%
      Highest contract charge 1.90% Class B        $10.25             --                 --            --        (0.49)%
      All contract charges                             --         99,739         $1,034,575          0.53%
2011  Lowest contract charge 0.95% Class B         $10.98             --                 --            --        (1.17)%
      Highest contract charge 1.90% Class B        $10.30             --                 --            --        (2.09)%
      All contract charges                             --        110,963         $1,151,604          0.51%
2010  Lowest contract charge 0.50% Class B         $11.40             --                 --            --         0.35%
      Highest contract charge 1.90% Class B        $10.52             --                 --            --        (1.03)%
      All contract charges                             --        121,269         $1,281,207          0.32%
2009  Lowest contract charge 0.50% Class B         $11.36             --                 --            --         7.45%
      Highest contract charge 1.90% Class B        $10.63             --                 --            --         5.99%
      All contract charges                             --        132,946         $1,414,881          1.17%
2008  Lowest contract charge 0.50% Class B         $10.57             --                 --            --        (4.52)%
      Highest contract charge 1.90% Class B        $10.03             --                 --            --        (5.91)%
      All contract charges                             --         91,323         $  917,805          3.21%
EQ/QUALITY BOND PLUS(H)
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B         $17.78             --                 --            --         1.43%
      Highest contract charge 1.90% Class B        $15.51             --                 --            --         0.71%
      All contract charges                             --         38,915         $  505,313          0.62%
2011  Lowest contract charge 0.95% Class B         $18.36             --                 --            --         0.27%
      Highest contract charge 1.90% Class B        $15.40             --                 --            --        (0.71)%
      All contract charges                             --         40,402         $  519,876          2.32%
2010  Lowest contract charge 0.50% Class B         $19.80             --                 --            --         5.71%
      Highest contract charge 1.90% Class B        $15.51             --                 --            --         4.23%
      All contract charges                             --         43,644         $  565,217         10.49%
2009  Lowest contract charge 0.50% Class B         $18.73             --                 --            --         5.54%
      Highest contract charge 1.90% Class B        $14.88             --                 --            --         4.06%
      All contract charges                             --         44,906         $  558,182          3.96%
2008  Lowest contract charge 0.50% Class B         $17.75             --                 --            --        (7.02)%
      Highest contract charge 1.90% Class B        $14.30             --                 --            --        (8.33)%
      All contract charges                             --         26,466         $  326,277          5.04%
EQ/SMALL COMPANY INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $14.52             --                 --            --        14.06%
      Highest contract charge 1.70% Class A (l)    $14.33             --                 --            --        13.55%
      All contract charges                             --            308         $    4,461          1.49%
2011  Lowest contract charge 1.30% Class A (l)     $12.73             --                 --            --        (5.00)%
      Highest contract charge 1.70% Class A (l)    $12.62             --                 --            --        (5.40)%
      All contract charges                             --            272         $    3,450          0.66%
2010  Lowest contract charge 1.30% Class A (l)     $13.40             --                 --            --        24.54%
      Highest contract charge 1.70% Class A (l)    $13.34             --                 --            --        23.98%
      All contract charges                             --            193         $    2,581          0.97%
2009  Lowest contract charge 1.30% Class A (l)     $10.76             --                 --            --         2.57%
      Highest contract charge 1.70% Class A (l)    $10.76             --                 --            --         2.57%
      All contract charges                             --              1         $       11          1.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX(J)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $19.11            --                 --             --        14.43%
      Highest contract charge 1.90% Class B        $16.53            --                 --             --        13.30%
      All contract charges                             --        28,244           $459,520           1.49%
2011  Lowest contract charge 0.95% Class B         $16.70            --                 --             --        (4.90)%
      Highest contract charge 1.90% Class B        $14.59            --                 --             --        (5.81)%
      All contract charges                             --        30,361           $434,307           0.66%
2010  Lowest contract charge 0.50% Class B         $18.62            --                 --             --        25.13%
      Highest contract charge 1.90% Class B        $15.49            --                 --             --        23.43%
      All contract charges                             --        33,448           $506,182           0.97%
2009  Lowest contract charge 0.50% Class B         $14.88            --                 --             --        25.54%
      Highest contract charge 1.90% Class B        $12.55            --                 --             --        23.76%
      All contract charges                             --        36,011           $440,098           1.55%
2008  Lowest contract charge 0.50% Class B         $11.85            --                 --             --       (34.49)%
      Highest contract charge 1.90% Class B        $10.14            --                 --             --       (35.41)%
      All contract charges                             --        28,477           $282,432           0.85%
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.77            --                 --             --        18.17%
      Highest contract charge 1.70% Class A (l)    $13.40            --                 --             --        16.93%
      All contract charges                             --         1,130           $ 15,276             --
2011  Lowest contract charge 0.65% Class A (q)     $ 9.96            --                 --             --        (5.77)%
      Highest contract charge 1.70% Class A (l)    $11.46            --                 --             --        (3.37)%
      All contract charges                             --           889           $ 10,249             --
2010  Lowest contract charge 1.30% Class A (l)     $11.92            --                 --             --        15.17%
      Highest contract charge 1.70% Class A (l)    $11.86            --                 --             --        14.70%
      All contract charges                             --           443           $  5,276             --
2009  Lowest contract charge 1.30% Class A (l)     $10.35            --                 --             --         1.67%
      Highest contract charge 1.70% Class A (l)    $10.34            --                 --             --         1.57%
      All contract charges                             --             3           $     38             --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $20.15            --                 --             --        17.77%
      Highest contract charge 1.90% Class B        $15.93            --                 --             --        16.70%
      All contract charges                             --        34,500           $487,982             --
2011  Lowest contract charge 0.95% Class B         $17.11            --                 --             --        (2.84)%
      Highest contract charge 1.90% Class B        $13.65            --                 --             --        (3.81)%
      All contract charges                             --        31,860           $385,451             --
2010  Lowest contract charge 0.50% Class B         $19.50            --                 --             --        15.80%
      Highest contract charge 1.90% Class B        $14.19            --                 --             --        14.16%
      All contract charges                             --        31,081           $396,968             --
2009  Lowest contract charge 0.50% Class B         $16.84            --                 --             --        41.96%
      Highest contract charge 1.90% Class B        $12.43            --                 --             --        39.94%
      All contract charges                             --        27,386           $313,026             --
2008  Lowest contract charge 0.50% Class B         $11.86            --                 --             --       (42.51)%
      Highest contract charge 1.90% Class B        $ 8.88            --                 --             --       (43.33)%
      All contract charges                             --        19,024           $167,244             --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.62            --                 --             --        17.85%
      Highest contract charge 1.70% Class A (l)    $11.47            --                 --             --        17.28%
      All contract charges                             --           156           $  1,810           1.34%
2011  Lowest contract charge 1.30% Class A (l)     $ 9.86            --                 --             --        (9.29)%
      Highest contract charge 1.70% Class A (l)    $ 9.78            --                 --             --        (9.61)%
      All contract charges                             --           144           $  1,418           1.77%
2010  Lowest contract charge 1.30% Class A (l)     $10.87            --                 --             --         6.88%
      Highest contract charge 1.70% Class A (l)    $10.82            --                 --             --         6.39%
      All contract charges                             --            87           $    941           1.48%
2009  Lowest contract charge 1.30% Class A (l)     $10.17            --                 --             --         0.10%
      Highest contract charge 1.70% Class A (l)    $10.17            --                 --             --         0.10%
      All contract charges                             --            --           $      3           1.50%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $ 9.44            --                 --             --        18.15%
      Highest contract charge 1.80% Class B        $ 8.94            --                 --             --        17.17%
      All contract charges                             --        21,501           $196,029           1.34%
2011  Lowest contract charge 0.95% Class B         $ 7.99            --                 --             --        (9.20)%
      Highest contract charge 1.80% Class B        $ 7.63            --                 --             --        (9.92)%
      All contract charges                             --        21,852           $169,531           1.77%
2010  Lowest contract charge 0.50% Class B         $ 8.97            --                 --             --         7.43%
      Highest contract charge 1.90% Class B        $ 8.44            --                 --             --         6.03%
      All contract charges                             --        22,506           $193,279           1.48%
2009  Lowest contract charge 0.50% Class B         $ 8.35            --                 --             --        29.41%
      Highest contract charge 1.90% Class B        $ 7.96            --                 --             --        27.63%
      All contract charges                             --        22,755           $183,693           1.50%
2008  Lowest contract charge 0.50% Class B         $ 6.45            --                 --             --       (41.15)%
      Highest contract charge 1.90% Class B        $ 6.24            --                 --             --       (41.95)%
      All contract charges                             --        23,768           $149,788           1.56%
EQ/UBS GROWTH & INCOME
      Unit Value 1.20% to 1.70%*
2012  Lowest contract charge 1.20% Class B         $ 5.86            --                 --             --        11.41%
      Highest contract charge 1.70% Class B        $ 5.46            --                 --             --        10.98%
      All contract charges                             --        17,570           $ 79,009           0.84%
2011  Lowest contract charge 1.20% Class B         $ 5.26            --                 --             --        (4.01)%
      Highest contract charge 1.70% Class B        $ 4.92            --                 --             --        (4.47)%
      All contract charges                             --        17,356           $ 70,447           0.80%
2010  Lowest contract charge 0.50% Class B         $ 5.97            --                 --             --        12.64%
      Highest contract charge 1.90% Class B        $ 5.03            --                 --             --        11.04%
      All contract charges                             --        16,460           $ 70,007           0.72%
2009  Lowest contract charge 0.50% Class B         $ 5.30            --                 --             --        31.90%
      Highest contract charge 1.90% Class B        $ 4.53            --                 --             --        29.83%
      All contract charges                             --        16,033           $ 63,781           0.85%
2008  Lowest contract charge 0.50% Class B         $ 4.02            --                 --             --       (40.36)%
      Highest contract charge 1.90% Class B        $ 3.49            --                 --             --       (41.15)%
      All contract charges                             --        14,961           $ 48,057           1.26%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.86            --                 --             --        17.66%
      Highest contract charge 1.70% Class A (l)    $13.03            --                 --             --        16.44%
      All contract charges                             --           185           $  2,431           1.27%
2011  Lowest contract charge 0.65% Class A (q)     $10.08            --                 --             --        (5.08)%
      Highest contract charge 1.70% Class A (l)    $11.19            --                 --             --        (3.45)%
      All contract charges                             --           142           $  1,598           1.38%
2010  Lowest contract charge 1.30% Class A (l)     $11.64            --                 --             --        14.01%
      Highest contract charge 1.70% Class A (l)    $11.59            --                 --             --        13.52%
      All contract charges                             --            83           $    969           1.26%
2009  Lowest contract charge 1.30% Class A (l)     $10.21            --                 --             --         0.29%
      Highest contract charge 1.70% Class A (l)    $10.21            --                 --             --         0.20%
      All contract charges                             --            --           $      2           1.44%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B                 $11.97            --                 --             --        17.35%
      Highest contract charge 1.80% Class B                $11.20            --                 --             --        16.30%
      All contract charges                                     --        22,874           $262,341           1.27%
2011  Lowest contract charge 0.95% Class B                 $10.20            --                 --             --        (2.95)%
      Highest contract charge 1.90% Class B                $ 9.57            --                 --             --        (3.82)%
      All contract charges                                     --        24,155           $237,419           1.38%
2010  Lowest contract charge 0.50% Class B                 $10.78            --                 --             --        14.56%
      Highest contract charge 1.90% Class B                $ 9.95            --                 --             --        13.07%
      All contract charges                                     --        23,369           $237,948           1.26%
2009  Lowest contract charge 0.50% Class B                 $ 9.41            --                 --             --        27.79%
      Highest contract charge 1.90% Class B                $ 8.80            --                 --             --        25.94%
      All contract charges                                     --        24,454           $219,381           1.44%
2008  Lowest contract charge 0.50% Class B                 $ 7.36            --                 --             --       (37.25)%
      Highest contract charge 1.90% Class B                $ 6.99            --                 --             --       (38.14)%
      All contract charges                                     --        26,088           $185,024           1.98%
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B                 $13.08            --                 --             --        19.23%
      Highest contract charge 1.90% Class B                $11.43            --                 --             --        18.08%
      All contract charges                                     --        43,932           $634,754           0.01%
2011  Lowest contract charge 0.95% Class B                 $10.97            --                 --             --        (6.72)%
      Highest contract charge 1.90% Class B                $ 9.68            --                 --             --        (7.63)%
      All contract charges                                     --        40,399           $495,316             --
2010  Lowest contract charge 0.50% Class B                 $12.42            --                 --             --        16.73%
      Highest contract charge 1.90% Class B                $10.48            --                 --             --        15.04%
      All contract charges                                     --        31,147           $413,230           0.01%
2009  Lowest contract charge 0.50% Class B                 $10.64            --                 --             --        39.68%
      Highest contract charge 1.90% Class B                $ 9.11            --                 --             --        37.57%
      All contract charges                                     --        25,747           $295,437           0.19%
2008  Lowest contract charge 0.50% Class B                 $ 7.62            --                 --             --       (27.98)%
      Highest contract charge 1.90% Class B                $ 6.62            --                 --             --       (28.97)%
      All contract charges                                     --        15,753           $128,962           0.60%
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class 2 (m)     $10.76            --                 --             --        14.35%
      Highest contract charge 1.70% Service Class 2 (m)    $12.17            --                 --             --        13.10%
      All contract charges                                     --            80           $    956           1.16%
2011  Lowest contract charge 1.30% Service Class 2 (m)     $10.85            --                 --             --        (7.66)%
      Highest contract charge 1.70% Service Class 2 (m)    $10.76            --                 --             --        (8.03)%
      All contract charges                                     --            74           $    801           1.43%
2010  Lowest contract charge 1.30% Service Class 2 (m)     $11.75            --                 --             --        14.52%
      Highest contract charge 1.70% Service Class 2 (m)    $11.70            --                 --             --        14.04%
      All contract charges                                     --            66           $    773           1.41%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class 2 (q)     $11.60            --                 --             --        15.31%
      Highest contract charge 1.70% Service Class 2 (l)    $13.00            --                 --             --        14.14%
      All contract charges                                     --         2,363           $ 30,986           1.18%
2011  Lowest contract charge 0.65% Service Class 2 (q)     $10.06            --                 --             --        (6.68)%
      Highest contract charge 1.70% Service Class 2 (l)    $11.39            --                 --             --        (4.37)%
      All contract charges                                     --         2,017           $ 23,085           1.01%
2010  Lowest contract charge 1.30% Service Class 2 (l)     $11.97            --                 --             --        15.43%
      Highest contract charge 1.70% Service Class 2 (l)    $11.91            --                 --             --        14.85%
      All contract charges                                     --         1,053           $ 12,580           2.01%
2009  Lowest contract charge 1.30% Service Class 2 (l)     $10.37            --                 --             --         0.78%
      Lowest contract charge 1.70% Service Class 2 (l)     $10.37            --                 --             --         0.78%
      All contract charges                                     --             2           $     18             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.62            --                 --             --        10.40%
      Highest contract charge 1.70% Service Class 2 (q)    $10.54            --                 --             --        10.02%
      All contract charges                                     --            71            $   745           1.91%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.62            --                 --             --        (3.90)%
      Highest contract charge 1.70% Service Class 2 (q)    $ 9.58            --                 --             --        (4.30)%
      All contract charges                                     --            46            $   442           2.91%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.60            --                 --             --        11.58%
      Highest contract charge 1.65% Service Class 2 (q)    $10.53            --                 --             --        11.19%
      All contract charges                                     --            66            $   686           2.02%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.50            --                 --             --        (5.00)%
      Highest contract charge 1.65% Service Class 2 (q)    $ 9.47            --                 --             --        (5.30)%
      All contract charges                                     --            48            $   455           5.03%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.59            --                 --             --        13.26%
      Highest contract charge 1.65% Service Class 2 (q)    $10.52            --                 --             --        12.88%
      All contract charges                                     --            33            $   359           2.07%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.35            --                 --             --        (6.41)%
      Highest contract charge 1.65% Service Class 2 (q)    $ 9.32            --                 --             --        (6.71)%
      All contract charges                                     --            13            $   118           5.69%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.55            --                 --             --        13.69%
      Highest contract charge 1.65% Service Class 2 (q)    $10.48            --                 --             --        13.30%
      All contract charges                                     --            31            $   322           2.22%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.28            --                 --             --        (6.92)%
      Highest contract charge 1.65% Service Class 2 (q)    $ 9.25            --                 --             --        (7.22)%
      All contract charges                                     --            18            $   168           4.18%
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class 2 (q)     $10.24            --                 --             --        13.78%
      Highest contract charge 1.70% Service Class 2 (l)    $12.68            --                 --             --        12.61%
      All contract charges                                     --           995            $12,716           0.40%
2011  Lowest contract charge 0.65% Service Class 2 (q)     $ 9.00            --                 --             --       (12.54)%
      Highest contract charge 1.70% Service Class 2 (l)    $11.26            --                 --             --       (12.37)%
      All contract charges                                     --           890            $10,073           0.03%
2010  Lowest contract charge 1.30% Service Class 2 (l)     $12.91            --                 --             --        26.94%
      Highest contract charge 1.70% Service Class 2 (l)    $12.85            --                 --             --        26.35%
      All contract charges                                     --           417            $ 5,377           0.33%
2009  Lowest contract charge 1.30% Service Class 2 (l)     $10.17            --                 --             --         0.59%
      Highest contract charge 1.70% Service Class 2 (l)    $10.17            --                 --             --         0.59%
      All contract charges                                     --             1            $     6             --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class 2 (l)     $12.23            --                 --             --         8.81%
      Highest contract charge 1.70% Service Class 2 (l)    $12.07            --                 --             --         8.35%
      All contract charges                                     --         2,015            $24,501           3.66%
2011  Lowest contract charge 1.30% Service Class 2 (l)     $11.24            --                 --             --         3.12%
      Highest contract charge 1.70% Service Class 2 (l)    $11.14            --                 --             --         2.67%
      All contract charges                                     --         1,512            $16,925           5.63%
2010  Lowest contract charge 1.30% Service Class 2 (l)     $10.90            --                 --             --         7.50%
      Highest contract charge 1.70% Service Class 2 (l)    $10.85            --                 --             --         7.11%
      All contract charges                                     --           631            $ 6,871          10.45%
2009  Lowest contract charge 1.30% Service Class 2 (l)     $10.14            --                 --             --         0.10%
      Highest contract charge 1.70% Service Class 2 (l)    $10.13            --                 --             --         0.00%
      All contract charges                                     --             2            $    23             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
FRANKLIN INCOME SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (o)            $12.22            --                 --             --        11.19%
      Highest contract charge 1.70% Class B (o)           $12.07            --                 --             --        10.73%
      All contract charges                                    --           796            $ 9,655           6.60%
2011  Lowest contract charge 1.30% Class B (o)            $10.99            --                 --             --         1.10%
      Highest contract charge 1.70% Class B (o)           $10.90            --                 --             --         0.65%
      All contract charges                                    --           577            $ 6,314           5.60%
2010  Lowest contract charge 1.30% Class B (o)            $10.87            --                 --             --        11.49%
      Highest contract charge 1.70% Class B (o)           $10.83            --                 --             --        11.08%
      All contract charges                                    --           352            $ 3,815           2.89%
FRANKLIN STRATEGIC INCOME SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class 2 (l)            $11.33            --                 --             --        11.96%
      Highest contract charge 1.70% Class 2 (l)           $12.36            --                 --             --        10.85%
      All contract charges                                    --         1,359            $16,935           7.04%
2011  Lowest contract charge 1.30% Class 2 (l)            $11.25            --                 --             --         1.26%
      Highest contract charge 1.70% Class 2 (l)           $11.15            --                 --             --         0.81%
      All contract charges                                    --         1,039            $11,646           5.65%
2010  Lowest contract charge 1.30% Class 2 (l)            $11.11            --                 --             --         9.46%
      Highest contract charge 1.70% Class 2 (l)           $11.06            --                 --             --         8.97%
      All contract charges                                    --           440            $ 4,880           3.69%
2009  Lowest contract charge 1.30% Class 2 (l)            $10.15            --                 --             --         0.50%
      Highest contract charge 1.70% Class 2 (l)           $10.15            --                 --             --         0.59%
      All contract charges                                    --             5            $    46             --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (o)            $11.75            --                 --             --        13.86%
      Highest contract charge 1.70% Class 2 (o)           $11.61            --                 --             --        13.38%
      All contract charges                                    --           158            $ 1,847           2.77%
2011  Lowest contract charge 1.30% Class 2 (o)            $10.32            --                 --             --        (2.82)%
      Highest contract charge 1.70% Class 2 (o)           $10.24            --                 --             --        (3.21)%
      All contract charges                                    --           141            $ 1,446           0.01%
2010  Lowest contract charge 1.30% Class 2 (o)            $10.62            --                 --             --         9.82%
      Highest contract charge 1.70% Class 2 (o)           $10.58            --                 --             --         9.41%
      All contract charges                                    --           104            $ 1,103           5.07%
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Shares (q)     $11.49            --                 --             --        17.36%
      Highest contract charge 1.70% Service Shares (l)    $13.69            --                 --             --        16.12%
      All contract charges                                    --           597            $ 8,245           0.98%
2011  Lowest contract charge 0.65% Service Shares (q)     $ 9.79            --                 --             --       (10.35)%
      Highest contract charge 1.70% Service Shares (l)    $11.79            --                 --             --        (8.18)%
      All contract charges                                    --           542            $ 6,426           0.75%
2010  Lowest contract charge 1.30% Service Shares (l)     $12.90            --                 --             --        23.09%
      Highest contract charge 1.70% Service Shares (l)    $12.84            --                 --             --        22.64%
      All contract charges                                    --           243            $ 3,129           1.08%
2009  Lowest contract charge 1.30% Service Shares (l)     $10.48            --                 --             --         0.87%
      Highest contract charge 1.70% Service Shares (l)    $10.47            --                 --             --         0.77%
      All contract charges                                    --            --            $     3             --
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (q)      $ 7.87            --                 --             --       (12.36)%
      Highest contract charge 1.70% Common Shares (q)     $ 7.81            --                 --             --       (12.74)%
      All contract charges                                    --            83            $   646             --
2011  Lowest contract charge 1.30% Common Shares (q)      $ 8.98            --                 --             --        (9.38)%
      Highest contract charge 1.70% Common Shares (q)     $ 8.95            --                 --             --        (9.69)%
      All contract charges                                    --            41            $   371             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND(X)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (x)     $ 9.41            --                 --             --         0.11%
      Highest contract charge 1.70% Common Shares (x)    $ 9.34            --                 --             --        (0.11)%
      All contract charges                                   --            60            $   565           0.58%
INVESCO V.I. DIVERSIFIED DIVIDEND FUND(S)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (s)         $12.26            --                 --             --        16.76%
      Highest contract charge 1.70% Series II (s)        $12.11            --                 --             --        16.33%
      All contract charges                                   --           179            $ 2,187           2.07%
2011  Lowest contract charge 1.30% Series II (s)         $10.50            --                 --             --        (8.70)%
      Highest contract charge 1.70% Series II (s)        $10.41            --                 --             --        (8.92)%
      All contract charges                                   --           110            $ 1,155           0.14%
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Series II (q)         $11.42            --                 --             --        27.03%
      Highest contract charge 1.70% Series II (l)        $13.57            --                 --             --        25.65%
      All contract charges                                   --         1,829            $25,035           0.48%
2011  Lowest contract charge 0.65% Series II (q)         $ 8.99            --                 --             --        (9.28)%
      Highest contract charge 1.70% Series II (l)        $10.80            --                 --             --        (8.24)%
      All contract charges                                   --         1,479            $16,049           4.81%
2010  Lowest contract charge 1.30% Series II (l)         $11.83            --                 --             --        15.75%
      Highest contract charge 1.70% Series II (l)        $11.77            --                 --             --        15.17%
      All contract charges                                   --           483            $ 5,702           7.92%
2009  Lowest contract charge 1.30% Series II (l)         $10.22            --                 --             --         0.39%
      Highest contract charge 1.70% Series II (l)        $10.22            --                 --             --         0.49%
      All contract charges                                   --             1            $    12             --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Series II (q)         $11.60            --                 --             --        16.12%
      Highest contract charge 1.70% Series II (q)        $11.10            --                 --             --        14.91%
      All contract charges                                   --           402            $ 4,476           5.97%
2011  Lowest contract charge 0.65% Series II (q)         $ 9.99            --                 --             --        (1.28)%
      Highest contract charge 1.70% Series II (q)        $ 9.66            --                 --             --        (3.69)%
      All contract charges                                   --           207            $ 2,006           1.33%
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Series II (q)         $10.52            --                 --             --        14.47%
      Highest contract charge 1.70% Series II (m)        $11.75            --                 --             --        13.31%
      All contract charges                                   --         1,048            $12,413           1.38%
2011  Lowest contract charge 0.65% Series II (q)         $ 9.19            --                 --             --        (9.01)%
      Highest contract charge 1.70% Series II (m)        $10.37            --                 --             --        (8.55)%
      All contract charges                                   --           904            $ 9,432           0.95%
2010  Lowest contract charge 1.30% Series II (m)         $11.40            --                 --             --        11.22%
      Highest contract charge 1.70% Series II (m)        $11.34            --                 --             --        10.63%
      All contract charges                                   --           366            $ 4,164           2.80%
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (l)         $11.76            --                 --             --         9.19%
      Highest contract charge 1.70% Series II (l)        $11.61            --                 --             --         8.81%
      All contract charges                                   --           278            $ 3,257             --
2011  Lowest contract charge 1.30% Series II (l)         $10.77            --                 --             --        (7.71)%
      Highest contract charge 1.70% Series II (l)        $10.67            --                 --             --        (8.10)%
      All contract charges                                   --           234            $ 2,516           0.10%
2010  Lowest contract charge 1.30% Series II (l)         $11.67            --                 --             --        12.32%
      Highest contract charge 1.70% Series II (l)        $11.61            --                 --             --        11.85%
      All contract charges                                   --           123            $ 1,433           0.49%
2009  Lowest contract charge 1.30% Series II (l)         $10.39            --                 --             --         0.87%
      Highest contract charge 1.70% Series II (l)        $10.38            --                 --             --         0.78%
      All contract charges                                   --            --            $     1             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (m)         $14.80            --                 --             --        12.21%
      Highest contract charge 1.70% Series II (m)        $14.61            --                 --             --        11.70%
      All contract charges                                   --           220            $ 3,223             --
2011  Lowest contract charge 1.30% Series II (m)         $13.19            --                 --             --        (2.30)%
      Highest contract charge 1.70% Series II (m)        $13.08            --                 --             --        (2.68)%
      All contract charges                                   --           186            $ 2,442             --
2010  Lowest contract charge 1.30% Series II (m)         $13.50            --                 --             --        26.52%
      Highest contract charge 1.70% Series II (m)        $13.44            --                 --             --        26.08%
      All contract charges                                   --            71            $   950             --
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND(W)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (w)         $13.74            --                 --             --        (2.90)%
      Highest contract charge 1.70% Series II (w)        $13.57            --                 --             --        (3.07)%
      All contract charges                                   --            28            $   367             --
IVY FUNDS VIP ASSET STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (q)     $10.60            --                 --             --        17.52%
      Highest contract charge 1.70% Common Shares (q)    $10.52            --                 --             --        17.15%
      All contract charges                                   --         1,025            $10,831           1.15%
2011  Lowest contract charge 1.30% Common Shares (q)     $ 9.02            --                 --             --        (9.62)%
      Highest contract charge 1.70% Common Shares (q)    $ 8.98            --                 --             --       (10.02)%
      All contract charges                                   --           718            $ 6,460           0.42%
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $11.19            --                 --             --        12.35%
      Highest contract charge 1.70% Common Shares (l)    $12.10            --                 --             --        11.21%
      All contract charges                                   --           737            $ 8,977           1.10%
2011  Lowest contract charge 0.65% Common Shares (q)     $ 9.96            --                 --             --        (8.37)%
      Highest contract charge 1.70% Common Shares (l)    $10.88            --                 --             --        (6.29)%
      All contract charges                                   --           696            $ 7,611           0.99%
2010  Lowest contract charge 1.30% Common Shares (l)     $11.66            --                 --             --        14.88%
      Highest contract charge 1.70% Common Shares (l)    $11.61            --                 --             --        14.38%
      All contract charges                                   --           378            $ 4,399           0.51%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.15            --                 --             --         0.20%
      Highest contract charge 1.70% Common Shares (l)    $10.15            --                 --             --         0.30%
      All contract charges                                   --             1            $    13             --
IVY FUNDS VIP ENERGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $10.11            --                 --             --         0.70%
      Highest contract charge 1.70% Common Shares (l)    $11.02            --                 --             --        (0.36)%
      All contract charges                                   --           885            $ 9,829             --
2011  Lowest contract charge 0.65% Common Shares (q)     $10.04            --                 --             --       (12.24)%
      Highest contract charge 1.70% Common Shares (l)    $11.06            --                 --             --       (10.59)%
      All contract charges                                   --           771            $ 8,578             --
2010  Lowest contract charge 1.30% Common Shares (l)     $12.43            --                 --             --        20.45%
      Highest contract charge 1.70% Common Shares (l)    $12.37            --                 --             --        19.86%
      All contract charges                                   --           229            $ 2,846           0.13%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.32            --                 --             --         3.41%
      Highest contract charge 1.70% Common Shares (l)    $10.32            --                 --             --         3.51%
      All contract charges                                   --            --                 --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $ 8.80            --                 --             --         1.27%
      Highest contract charge 1.70% Common Shares (l)    $ 9.21            --                 --             --         0.22%
      All contract charges                                   --           915            $ 8,490             --
2011  Lowest contract charge 0.65% Common Shares (q)     $ 8.69            --                 --             --       (23.91)%
      Highest contract charge 1.70% Common Shares (l)    $ 9.19            --                 --             --       (22.77)%
      All contract charges                                   --           852            $ 7,871             --
2010  Lowest contract charge 1.30% Common Shares (l)     $11.96            --                 --             --        15.56%
      Highest contract charge 1.70% Common Shares (l)    $11.90            --                 --             --        15.09%
      All contract charges                                   --           419            $ 5,015             --
2009  Lowest contract charge 1.30% Common Shares (l)     $10.35            --                 --             --         2.07%
      Highest contract charge 1.70% Common Shares (l)    $10.34            --                 --             --         1.97%
      All contract charges                                   --             7            $    73             --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $12.43            --                 --             --        17.82%
      Highest contract charge 1.70% Common Shares (l)    $14.02            --                 --             --        16.64%
      All contract charges                                   --         2,440            $34,450           6.65%
2011  Lowest contract charge 0.65% Common Shares (q)     $10.55            --                 --             --         3.03%
      Highest contract charge 1.70% Common Shares (l)    $12.02            --                 --             --         3.44%
      All contract charges                                   --         1,926            $23,256           6.46%
2010  Lowest contract charge 1.30% Common Shares (l)     $11.67            --                 --             --        13.30%
      Highest contract charge 1.70% Common Shares (l)    $11.62            --                 --             --        12.93%
      All contract charges                                   --           778            $ 9,066           4.09%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.30            --                 --             --         1.08%
      Highest contract charge 1.70% Common Shares (l)    $10.29            --                 --             --         1.08%
      All contract charges                                   --             2            $    25             --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $14.89            --                 --             --        12.04%
      Highest contract charge 1.70% Common Shares (l)    $14.71            --                 --             --        11.69%
      All contract charges                                   --           989            $14,647             --
2011  Lowest contract charge 1.30% Common Shares (l)     $13.29            --                 --             --        (1.85)%
      Highest contract charge 1.70% Common Shares (l)    $13.17            --                 --             --        (2.30)%
      All contract charges                                   --           816            $10,801           3.11%
2010  Lowest contract charge 1.30% Common Shares (l)     $13.54            --                 --             --        29.82%
      Highest contract charge 1.70% Common Shares (l)    $13.48            --                 --             --        29.37%
      All contract charges                                   --           328            $ 4,427           0.01%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.43            --                 --             --         1.16%
      Highest contract charge 1.70% Common Shares (l)    $10.42            --                 --             --         1.17%
      All contract charges                                   --             2            $    21             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $13.87            --                 --             --        26.21%
      Highest contract charge 1.70% Common Shares (l)    $13.69            --                 --             --        25.60%
      All contract charges                                   --           759            $10,481             --
2011  Lowest contract charge 1.30% Common Shares (l)     $10.99            --                 --             --        (7.02)%
      Highest contract charge 1.70% Common Shares (l)    $10.90            --                 --             --        (7.31)%
      All contract charges                                   --           614            $ 6,730           3.30%
2010  Lowest contract charge 1.30% Common Shares (l)     $11.82            --                 --             --        11.30%
      Highest contract charge 1.70% Common Shares (l)    $11.76            --                 --             --        10.84%
      All contract charges                                   --           227            $ 2,680             --
2009  Lowest contract charge 1.30% Common Shares (l)     $10.62            --                 --             --         2.61%
      Highest contract charge 1.70% Common Shares (l)    $10.61            --                 --             --         2.61%
      All contract charges                                   --            --            $     2             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)      $12.31            --                 --             --         3.79%
      Highest contract charge 1.70% Common Shares (l)     $12.15            --                 --             --         3.32%
      All contract charges                                    --           490            $ 6,003             --
2011  Lowest contract charge 1.30% Common Shares (l)      $11.86            --                 --             --       (11.76)%
      Highest contract charge 1.70% Common Shares (l)     $11.76            --                 --             --       (12.11)%
      All contract charges                                    --           497            $ 5,876           0.82%
2010  Lowest contract charge 1.30% Common Shares (l)      $13.44            --                 --             --        27.15%
      Highest contract charge 1.70% Common Shares (l)     $13.38            --                 --             --        26.70%
      All contract charges                                    --           279            $ 3,472             --
2009  Lowest contract charge 1.30% Common Shares (l)      $10.57            --                 --             --         3.02%
      Highest contract charge 1.70% Common Shares (l)     $10.56            --                 --             --         3.02%
      All contract charges                                    --            --            $     3             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Shares (q)     $ 9.81            --                 --             --        21.26%
      Highest contract charge 1.70% Service Shares (l)    $11.90            --                 --             --        19.96%
      All contract charges                                    --         3,427            $41,114           1.73%
2011  Lowest contract charge 0.65% Service Shares (q)     $ 8.09            --                 --             --       (18.03)%
      Highest contract charge 1.70% Service Shares (l)    $ 9.92            --                 --             --       (19.42)%
      All contract charges                                    --         2,736            $27,284           2.67%
2010  Lowest contract charge 1.30% Service Shares (l)     $12.37            --                 --             --        21.16%
      Highest contract charge 1.70% Service Shares (l)    $12.31            --                 --             --        20.57%
      All contract charges                                    --         1,064            $13,133           2.91%
2009  Lowest contract charge 1.30% Service Shares (l)     $10.21            --                 --             --         0.10%
      Highest contract charge 1.70% Service Shares (l)    $10.21            --                 --             --         0.20%
      All contract charges                                    --             2            $    23             --
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (q)          $11.17            --                 --             --        11.03%
      Highest contract charge 1.70% VC Shares (q)         $11.08            --                 --             --        10.58%
      All contract charges                                    --           211            $ 2,337           7.35%
2011  Lowest contract charge 1.30% VC Shares (q)          $10.06            --                 --             --         0.10%
      Highest contract charge 1.70% VC Shares (q)         $10.02            --                 --             --        (0.30)%
      All contract charges                                    --            82            $   827          15.38%
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (q)          $ 9.89            --                 --             --        13.68%
      Highest contract charge 1.70% VC Shares (q)         $ 9.81            --                 --             --        13.15%
      All contract charges                                    --           159            $ 1,552           1.08%
2011  Lowest contract charge 1.30% VC Shares (q)          $ 8.70            --                 --             --       (11.59)%
      Highest contract charge 1.65% VC Shares (q)         $ 8.68            --                 --             --       (11.79)%
      All contract charges                                    --           121            $ 1,050           1.75%
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (q)          $ 9.36            --                 --             --        12.64%
      Highest contract charge 1.70% VC Shares (q)         $ 9.29            --                 --             --        12.20%
      All contract charges                                    --           119            $ 1,105           0.26%
2011  Lowest contract charge 1.30% VC Shares (q)          $ 8.31            --                 --             --       (15.55)%
      Highest contract charge 1.70% VC Shares (q)         $ 8.28            --                 --             --       (15.85)%
      All contract charges                                    --            73            $   603             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (l)     $12.01            --                 --             --        14.38%
      Highest contract charge 1.70% Service Class (l)    $11.86            --                 --             --        13.93%
      All contract charges                                   --         1,708            $20,448           1.46%
2011  Lowest contract charge 1.30% Service Class (l)     $10.50            --                 --             --        (3.05)%
      Highest contract charge 1.70% Service Class (l)    $10.41            --                 --             --        (3.43)%
      All contract charges                                   --         1,354            $14,175           1.24%
2010  Lowest contract charge 1.30% Service Class (l)     $10.83            --                 --             --         7.33%
      Highest contract charge 1.70% Service Class (l)    $10.78            --                 --             --         6.94%
      All contract charges                                   --           501            $ 5,419           0.32%
2009  Lowest contract charge 1.30% Service Class (l)     $10.09            --                 --             --        (0.79)%
      Highest contract charge 1.70% Service Class (l)    $10.08            --                 --             --        (0.88)%
      All contract charges                                   --            --            $     3             --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (m)     $13.18            --                 --             --        15.11%
      Highest contract charge 1.70% Service Class (m)    $13.02            --                 --             --        14.71%
      All contract charges                                   --           309            $ 4,049           0.23%
2011  Lowest contract charge 1.30% Service Class (m)     $11.45            --                 --             --        (0.87)%
      Highest contract charge 1.70% Service Class (m)    $11.35            --                 --             --        (1.30)%
      All contract charges                                   --           286            $ 3,267           0.26%
2010  Lowest contract charge 1.30% Service Class (m)     $11.55            --                 --             --        10.63%
      Highest contract charge 1.70% Service Class (m)    $11.50            --                 --             --        10.26%
      All contract charges                                   --           162            $ 1,874           0.07%
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class (q)     $11.75            --                 --             --        18.09%
      Highest contract charge 1.70% Service Class (m)    $12.59            --                 --             --        16.79%
      All contract charges                                   --           287            $ 3,636           0.78%
2011  Lowest contract charge 0.65% Service Class (q)     $ 9.95            --                 --             --        (5.42)%
      Highest contract charge 1.70% Service Class (m)    $10.78            --                 --             --        (4.01)%
      All contract charges                                   --           243            $ 2,631           0.85%
2010  Lowest contract charge 1.30% Service Class (m)     $11.29            --                 --             --         9.51%
      Highest contract charge 1.70% Service Class (m)    $11.23            --                 --             --         8.92%
      All contract charges                                   --           111            $ 1,249           0.06%
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (m)     $13.69            --                 --             --        12.77%
      Highest contract charge 1.70% Service Class (m)    $13.52            --                 --             --        12.29%
      All contract charges                                   --           352            $ 4,793             --
2011  Lowest contract charge 1.30% Service Class (m)     $12.14            --                 --             --        (0.25)%
      Highest contract charge 1.70% Service Class (m)    $12.04            --                 --             --        (0.66)%
      All contract charges                                   --           297            $ 3,597             --
2010  Lowest contract charge 1.30% Service Class (m)     $12.17            --                 --             --        18.62%
      Highest contract charge 1.70% Service Class (m)    $12.12            --                 --             --        18.24%
      All contract charges                                   --           156            $ 1,899             --
MFS(R) UTILITIES SERIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class (q)     $12.05            --                 --             --        12.41%
      Highest contract charge 1.70% Service Class (m)    $13.68            --                 --             --        11.22%
      All contract charges                                   --           652            $ 8,995           6.82%
2011  Lowest contract charge 0.65% Service Class (q)     $10.72            --                 --             --         4.38%
      Highest contract charge 1.70% Service Class (m)    $12.30            --                 --             --         4.77%
      All contract charges                                   --           491            $ 6,062           3.16%
2010  Lowest contract charge 1.30% Service Class (m)     $11.80            --                 --             --        12.06%
      Highest contract charge 1.70% Service Class (m)    $11.74            --                 --             --        11.49%
      All contract charges                                   --           140            $ 1,648           1.49%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY(F)(P)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $62.92             --                 --            --        13.12%
      Highest contract charge 1.90% Class B    $48.53             --                 --            --        12.03%
      All contract charges                         --         24,945         $  470,489          0.23%
2011  Lowest contract charge 0.95% Class B     $55.62             --                 --            --        (7.18)%
      Highest contract charge 1.90% Class B    $43.32             --                 --            --        (8.06)%
      All contract charges                         --         27,864         $  467,297            --
2010  Lowest contract charge 0.50% Class B     $67.09             --                 --            --        17.02%
      Highest contract charge 1.90% Class B    $47.12             --                 --            --        15.38%
      All contract charges                         --         31,493         $  579,330          0.61%
2009  Lowest contract charge 0.50% Class B     $57.33             --                 --            --        36.59%
      Highest contract charge 1.90% Class B    $40.84             --                 --            --        34.68%
      All contract charges                         --         21,905         $  337,968          0.21%
2008  Lowest contract charge 0.50% Class B     $41.97             --                 --            --       (46.95)%
      Highest contract charge 1.90% Class B    $30.32             --                 --            --       (47.70)%
      All contract charges                         --          5,087         $   67,727          0.36%
MULTIMANAGER CORE BOND
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B     $15.07             --                 --            --         4.22%
      Highest contract charge 1.90% Class B    $13.93             --                 --            --         3.41%
      All contract charges                         --        107,224         $1,504,061          2.07%
2011  Lowest contract charge 1.20% Class B     $14.46             --                 --            --         4.56%
      Highest contract charge 1.90% Class B    $13.47             --                 --            --         3.86%
      All contract charges                         --         95,905         $1,295,330          2.58%
2010  Lowest contract charge 0.50% Class B     $14.74             --                 --            --         5.66%
      Highest contract charge 1.90% Class B    $12.97             --                 --            --         4.18%
      All contract charges                         --         88,517         $1,150,810          2.78%
2009  Lowest contract charge 0.50% Class B     $13.95             --                 --            --         7.78%
      Highest contract charge 1.90% Class B    $12.45             --                 --            --         6.25%
      All contract charges                         --         83,528         $1,038,056          3.59%
2008  Lowest contract charge 0.50% Class B     $12.94             --                 --            --         1.97%
      Highest contract charge 1.90% Class B    $11.72             --                 --            --         0.51%
      All contract charges                         --         62,629         $  734,371          4.89%
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B     $12.64             --                 --            --        16.39%
      Highest contract charge 1.90% Class B    $11.69             --                 --            --        15.51%
      All contract charges                         --         27,122         $  351,055          1.40%
2011  Lowest contract charge 1.20% Class B     $10.86             --                 --            --       (19.02)%
      Highest contract charge 1.90% Class B    $10.12             --                 --            --       (19.55)%
      All contract charges                         --         29,873         $  333,279          1.62%
2010  Lowest contract charge 0.50% Class B     $14.29             --                 --            --         6.40%
      Highest contract charge 1.90% Class B    $12.58             --                 --            --         4.92%
      All contract charges                         --         32,262         $  445,001          2.96%
2009  Lowest contract charge 0.50% Class B     $13.43             --                 --            --        29.22%
      Highest contract charge 1.90% Class B    $11.99             --                 --            --        27.38%
      All contract charges                         --         35,009         $  457,905          1.62%
2008  Lowest contract charge 0.50% Class B     $10.39             --                 --            --       (47.47)%
      Highest contract charge 1.90% Class B    $ 9.41             --                 --            --       (48.21)%
      All contract charges                         --         34,884         $  355,985          1.57%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B     $11.50            --                 --             --        13.08%
      Highest contract charge 1.80% Class B    $10.76            --                 --             --        12.43%
      All contract charges                         --        11,104           $130,110           0.58%
2011  Lowest contract charge 1.20% Class B     $10.17            --                 --             --        (8.46)%
      Highest contract charge 1.80% Class B    $ 9.57            --                 --             --        (9.03)%
      All contract charges                         --        12,186           $126,553           0.31%
2010  Lowest contract charge 0.50% Class B     $11.84            --                 --             --        10.97%
      Highest contract charge 1.90% Class B    $10.42            --                 --             --         9.45%
      All contract charges                         --        12,797           $145,347           0.28%
2009  Lowest contract charge 0.50% Class B     $10.67            --                 --             --        31.84%
      Highest contract charge 1.90% Class B    $ 9.52            --                 --             --        29.91%
      All contract charges                         --        12,893           $132,944           1.49%
2008  Lowest contract charge 0.50% Class B     $ 8.09            --                 --             --       (39.85)%
      Highest contract charge 1.90% Class B    $ 7.33            --                 --             --       (40.65)%
      All contract charges                         --        12,279           $ 96,551           0.52%
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $13.61            --                 --             --        14.47%
      Highest contract charge 1.90% Class B    $12.24            --                 --             --        13.33%
      All contract charges                         --        24,128           $325,159           1.17%
2011  Lowest contract charge 0.95% Class B     $11.89            --                 --             --        (6.45)%
      Highest contract charge 1.90% Class B    $10.80            --                 --             --        (7.30)%
      All contract charges                         --        27,292           $322,969           0.99%
2010  Lowest contract charge 0.50% Class B     $13.24            --                 --             --        12.59%
      Highest contract charge 1.90% Class B    $11.65            --                 --             --        10.95%
      All contract charges                         --        30,723           $390,159           0.87%
2009  Lowest contract charge 0.50% Class B     $11.76            --                 --             --        22.21%
      Highest contract charge 1.90% Class B    $10.50            --                 --             --        20.51%
      All contract charges                         --        33,976           $386,795           1.82%
2008  Lowest contract charge 0.50% Class B     $ 9.62            --                 --             --       (37.73)%
      Highest contract charge 1.90% Class B    $ 8.71            --                 --             --       (38.62)%
      All contract charges                         --        37,613           $353,373           1.40%
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $12.72            --                 --             --        14.39%
      Highest contract charge 1.90% Class B    $11.44            --                 --             --        13.27%
      All contract charges                         --        23,072           $307,702             --
2011  Lowest contract charge 0.95% Class B     $11.12            --                 --             --        (8.78)%
      Highest contract charge 1.90% Class B    $10.10            --                 --             --        (9.66)%
      All contract charges                         --        24,402           $286,163             --
2010  Lowest contract charge 0.50% Class B     $12.70            --                 --             --        26.24%
      Highest contract charge 1.90% Class B    $11.18            --                 --             --        24.50%
      All contract charges                         --        27,305           $351,919             --
2009  Lowest contract charge 0.50% Class B     $10.06            --                 --             --        41.09%
      Highest contract charge 1.90% Class B    $ 8.98            --                 --             --        39.02%
      All contract charges                         --        28,991           $297,480             --
2008  Lowest contract charge 0.50% Class B     $ 7.13            --                 --             --       (43.86)%
      Highest contract charge 1.90% Class B    $ 6.46            --                 --             --       (44.64)%
      All contract charges                         --        29,642           $216,713             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MID CAP VALUE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $15.43            --                 --             --        13.71%
      Highest contract charge 1.90% Class B    $13.88            --                 --             --        12.66%
      All contract charges                         --        23,404           $355,687           0.37%
2011  Lowest contract charge 0.95% Class B     $13.57            --                 --             --       (14.11)%
      Highest contract charge 1.90% Class B    $12.32            --                 --             --       (14.98)%
      All contract charges                         --        25,568           $343,363           0.02%
2010  Lowest contract charge 0.50% Class B     $16.46            --                 --             --        24.32%
      Highest contract charge 1.90% Class B    $14.49            --                 --             --        22.59%
      All contract charges                         --        26,265           $412,452           0.77%
2009  Lowest contract charge 0.50% Class B     $13.24            --                 --             --        43.65%
      Highest contract charge 1.90% Class B    $11.82            --                 --             --        41.61%
      All contract charges                         --        26,843           $341,724           3.10%
2008  Lowest contract charge 0.50% Class B     $ 9.22            --                 --             --       (36.28)%
      Highest contract charge 1.90% Class B    $ 8.35            --                 --             --       (37.17)%
      All contract charges                         --        26,245           $234,379           0.46%
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $33.96            --                 --             --         4.33%
      Highest contract charge 1.90% Class B    $26.43            --                 --             --         3.32%
      All contract charges                         --        39,559           $646,802           2.34%
2011  Lowest contract charge 0.95% Class B     $32.55            --                 --             --         4.09%
      Highest contract charge 1.90% Class B    $25.58            --                 --             --         3.06%
      All contract charges                         --        38,474           $614,218           3.81%
2010  Lowest contract charge 0.50% Class B     $34.87            --                 --             --         6.12%
      Highest contract charge 1.90% Class B    $24.82            --                 --             --         4.64%
      All contract charges                         --        39,770           $619,466           2.62%
2009  Lowest contract charge 0.50% Class B     $32.86            --                 --             --         9.11%
      Highest contract charge 1.90% Class B    $23.72            --                 --             --         7.55%
      All contract charges                         --        38,177           $578,492           4.60%
2008  Lowest contract charge 0.50% Class B     $30.12            --                 --             --       (23.90)%
      Highest contract charge 1.90% Class B    $22.06            --                 --             --       (24.94)%
      All contract charges                         --        36,664           $531,727           8.68%
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B     $ 8.30            --                 --             --        10.23%
      Highest contract charge 1.80% Class B    $ 7.35            --                 --             --         9.38%
      All contract charges                         --        26,202           $179,471             --
2011  Lowest contract charge 0.95% Class B     $ 7.53            --                 --             --       (16.43)%
      Highest contract charge 1.80% Class B    $ 6.72            --                 --             --       (17.24)%
      All contract charges                         --        28,274           $177,376             --
2010  Lowest contract charge 0.50% Class B     $ 9.52            --                 --             --        26.93%
      Highest contract charge 1.90% Class B    $ 8.02            --                 --             --        25.12%
      All contract charges                         --        31,439           $238,081             --
2009  Lowest contract charge 0.50% Class B     $ 7.50            --                 --             --        33.85%
      Highest contract charge 1.90% Class B    $ 6.41            --                 --             --        32.08%
      All contract charges                         --        32,920           $199,904             --
2008  Lowest contract charge 0.50% Class B     $ 5.60            --                 --             --       (42.39)%
      Highest contract charge 1.90% Class B    $ 4.85            --                 --             --       (43.27)%
      All contract charges                         --        28,780           $135,528             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B               $18.04            --                 --             --        15.64%
      Highest contract charge 1.90% Class B              $15.61            --                 --             --        14.53%
      All contract charges                                   --        26,271           $381,733           0.57%
2011  Lowest contract charge 0.95% Class B               $15.60            --                 --             --        (9.88)%
      Highest contract charge 1.90% Class B              $13.63            --                 --             --       (10.74)%
      All contract charges                                   --        28,939           $365,540           0.07%
2010  Lowest contract charge 0.50% Class B               $18.36            --                 --             --        23.89%
      Highest contract charge 1.90% Class B              $15.27            --                 --             --        22.16%
      All contract charges                                   --        32,868           $463,526           0.15%
2009  Lowest contract charge 0.50% Class B               $14.82            --                 --             --        25.82%
      Highest contract charge 1.90% Class B              $12.50            --                 --             --        24.04%
      All contract charges                                   --        36,368           $418,772           1.03%
2008  Lowest contract charge 0.50% Class B               $11.78            --                 --             --       (38.20)%
      Highest contract charge 1.90% Class B              $10.08            --                 --             --       (39.06)%
      All contract charges                                   --        39,759           $368,923           0.24%
MULTIMANAGER TECHNOLOGY
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B               $12.86            --                 --             --        12.31%
      Highest contract charge 1.80% Class B              $11.70            --                 --             --        11.43%
      All contract charges                                   --        28,995           $385,649             --
2011  Lowest contract charge 0.95% Class B               $11.45            --                 --             --        (5.68)%
      Highest contract charge 1.90% Class B              $10.40            --                 --             --        (6.64)%
      All contract charges                                   --        30,531           $363,492             --
2010  Lowest contract charge 0.50% Class B               $12.65            --                 --             --        17.13%
      Highest contract charge 1.90% Class B              $11.14            --                 --             --        15.56%
      All contract charges                                   --        32,400           $410,547             --
2009  Lowest contract charge 0.50% Class B               $10.80            --                                --        57.69%
      Highest contract charge 1.90% Class B              $ 9.64            --                 --             --        55.54%
      All contract charges                                   --        33,513           $364,955             --
2008  Lowest contract charge 0.50% Class B               $ 6.85            --                 --             --       (47.35)%
      Highest contract charge 1.90% Class B              $ 6.20            --                 --             --       (48.12)%
      All contract charges                                   --        27,756           $192,697             --
MUTUAL SHARES SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (o)           $11.83            --                 --             --        12.77%
      Highest contract charge 1.70% Class 2 (o)          $11.68            --                 --             --        12.31%
      All contract charges                                   --           594           $  6,988           2.13%
2011  Lowest contract charge 1.30% Class 2 (o)           $10.49            --                 --             --        (2.33)%
      Highest contract charge 1.70% Class 2 (o)          $10.40            --                 --             --        (2.80)%
      All contract charges                                   --           539           $  5,643           2.86%
2010  Lowest contract charge 1.30% Class 2 (o)           $10.74            --                 --             --        10.84%
      Highest contract charge 1.70% Class 2 (o)          $10.70            --                 --             --        10.42%
      All contract charges                                   --           146           $  1,562           1.66%
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $ 9.95            --                 --             --         4.41%
      Highest contract charge 1.70% Advisor Class (m)    $12.12            --                 --             --         3.32%
      All contract charges                                   --         1,225           $ 14,967           2.46%
2011  Lowest contract charge 0.65% Advisor Class (q)     $ 9.53            --                 --             --        (8.80)%
      Highest contract charge 1.70% Advisor Class (m)    $11.73            --                 --             --        (9.07)%
      All contract charges                                   --           900           $ 10,608          14.13%
2010  Lowest contract charge 1.30% Advisor Class (m)     $12.96            --                 --             --        22.61%
      Highest contract charge 1.70% Advisor Class (m)    $12.90            --                 --             --        22.04%
      All contract charges                                   --           316           $  4,086          16.49%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $11.79            --                 --             --        17.08%
      Highest contract charge 1.70% Advisor Class (l)    $13.37            --                 --             --        15.76%
      All contract charges                                   --         1,069            $14,427           4.82%
2011  Lowest contract charge 0.65% Advisor Class (q)     $10.07            --                 --             --         4.90%
      Highest contract charge 1.70% Advisor Class (l)    $11.55            --                 --             --         4.43%
      All contract charges                                   --           835            $ 9,691           5.23%
2010  Lowest contract charge 1.30% Advisor Class (l)     $11.11            --                 --             --        10.55%
      Highest contract charge 1.70% Advisor Class (l)    $11.06            --                 --             --        10.16%
      All contract charges                                   --           472            $ 5,238           4.65%
2009  Lowest contract charge 1.30% Advisor Class (l)     $10.05            --                 --             --        (0.50)%
      Highest contract charge 1.70% Advisor Class (l)    $10.04            --                 --             --        (0.50)%
      All contract charges                                   --            10            $    96           0.38%
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $11.44            --                 --             --         7.92%
      Highest contract charge 1.70% Advisor Class (l)    $12.40            --                 --             --         6.80%
      All contract charges                                   --         4,008            $50,084           0.98%
2011  Lowest contract charge 0.65% Advisor Class (q)     $10.60            --                 --             --        10.65%
      Highest contract charge 1.70% Advisor Class (l)    $11.61            --                 --             --         9.63%
      All contract charges                                   --         2,919            $34,062           1.80%
2010  Lowest contract charge 1.30% Advisor Class (l)     $10.64            --                 --             --         6.61%
      Highest contract charge 1.70% Advisor Class (l)    $10.59            --                 --             --         6.22%
      All contract charges                                   --           940            $ 9,982           3.10%
2009  Lowest contract charge 1.30% Advisor Class (l)     $ 9.98            --                 --             --        (0.40)%
      Highest contract charge 1.70% Advisor Class (l)    $ 9.97            --                 --             --        (0.40)%
      All contract charges                                   --             7            $    71             --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $10.88            --                 --             --         8.69%
      Highest contract charge 1.70% Advisor Class (l)    $11.60            --                 --             --         7.61%
      All contract charges                                   --         6,826            $79,827           2.47%
2011  Lowest contract charge 0.65% Advisor Class (q)     $10.01            --                 --             --         2.67%
      Highest contract charge 1.70% Advisor Class (l)    $10.78            --                 --             --         1.70%
      All contract charges                                   --         5,177            $56,086           2.56%
2010  Lowest contract charge 1.30% Advisor Class (l)     $10.64            --                 --             --         6.61%
      Highest contract charge 1.70% Advisor Class (l)    $10.60            --                 --             --         6.21%
      All contract charges                                   --         2,268            $24,095           8.03%
2009  Lowest contract charge 1.30% Advisor Class (l)     $ 9.98            --                 --             --        (0.60)%
      Highest contract charge 1.70% Advisor Class (l)    $ 9.98            --                 --             --        (0.60)%
      All contract charges                                   --             8            $    78             --
PROFUND VP BEAR
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $ 5.81            --                 --             --       (17.59)%
      Highest contract charge 1.70% Common Shares (l)    $ 5.73            --                 --             --       (18.03)%
      All contract charges                                   --           123            $   709             --
2011  Lowest contract charge 1.30% Common Shares (l)     $ 7.05            --                 --             --       (10.08)%
      Highest contract charge 1.70% Common Shares (l)    $ 6.99            --                 --             --       (10.50)%
      All contract charges                                   --           118            $   827             --
2010  Lowest contract charge 1.30% Common Shares (l)     $ 7.84            --                 --             --       (18.92)%
      Highest contract charge 1.70% Common Shares (l)    $ 7.81            --                 --             --       (19.15)%
      All contract charges                                   --            55            $   424             --
2009  Lowest contract charge 1.30% Common Shares (l)     $ 9.67            --                 --             --        (0.31)%
      Highest contract charge 1.70% Common Shares (l)    $ 9.66            --                 --             --        (0.41)%
      All contract charges                                   --             1            $    11             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
PROFUND VP BIOTECHNOLOGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $15.29           --                  --             --        38.87%
      Highest contract charge 1.70% Common Shares (l)    $15.09           --                  --             --        38.31%
      All contract charges                                   --          278             $ 4,227             --
2011  Lowest contract charge 1.30% Common Shares (l)     $11.01           --                  --             --         5.16%
      Highest contract charge 1.70% Common Shares (l)    $10.91           --                  --             --         4.70%
      All contract charges                                   --          195             $ 2,142             --
2010  Lowest contract charge 1.30% Common Shares (l)     $10.47           --                  --             --         3.77%
      Highest contract charge 1.70% Common Shares (l)    $10.42           --                  --             --         3.37%
      All contract charges                                   --           71             $   742             --
2009  Lowest contract charge 1.30% Common Shares (l)     $10.09           --                  --             --         0.20%
      Highest contract charge 1.70% Common Shares (l)    $10.08           --                  --             --         0.10%
      All contract charges                                   --           --             $     4             --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class II (m)          $15.01           --                  --             --        30.18%
      Highest contract charge 1.70% Class II (m)         $16.67           --                  --             --        28.73%
      All contract charges                                   --          635             $10,683             --
2011  Lowest contract charge 1.30% Class II (m)          $13.06           --                  --             --         8.92%
      Highest contract charge 1.70% Class II (m)         $12.95           --                  --             --         8.55%
      All contract charges                                   --          420             $ 5,467             --
2010  Lowest contract charge 1.30% Class II (m)          $11.99           --                  --             --        13.87%
      Highest contract charge 1.70% Class II (m)         $11.93           --                  --             --        13.30%
      All contract charges                                   --          153             $ 1,827             --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (l)           $11.09           --                  --             --        11.68%
      Highest contract charge 1.70% Class 2 (l)          $10.95           --                  --             --        11.28%
      All contract charges                                   --          462             $ 5,098           1.40%
2011  Lowest contract charge 1.30% Class 2 (l)           $ 9.93           --                  --             --       (16.90)%
      Highest contract charge 1.70% Class 2 (l)          $ 9.84           --                  --             --       (17.31)%
      All contract charges                                   --          478             $ 4,730           0.96%
2010  Lowest contract charge 1.30% Class 2 (l)           $11.95           --                  --             --        16.02%
      Highest contract charge 1.70% Class 2 (l)          $11.90           --                  --             --        15.65%
      All contract charges                                   --          280             $ 3,345           1.35%
2009  Lowest contract charge 1.30% Class 2 (l)           $10.30           --                  --             --         1.58%
      Highest contract charge 1.70% Class 2 (l)          $10.29           --                  --             --         1.58%
      All contract charges                                   --            2             $    28             --
TEMPLETON FOREIGN SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class 2 (q)           $10.31           --                  --             --        17.43%
      Highest contract charge 1.70% Class 2 (m)          $10.96           --                  --             --        16.22%
      All contract charges                                   --          459             $ 5,072           3.12%
2011  Lowest contract charge 0.65% Class 2 (q)           $ 8.78           --                  --             --       (14.26)%
      Highest contract charge 1.70% Class 2 (m)          $ 9.43           --                  --             --       (12.20)%
      All contract charges                                   --          517             $ 4,901           1.78%
2010  Lowest contract charge 1.30% Class 2 (m)           $10.79           --                  --             --         7.04%
      Highest contract charge 1.70% Class 2 (m)          $10.74           --                  --             --         6.65%
      All contract charges                                   --          264             $ 2,838           1.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class 2 (q)            $11.16            --                 --             --        14.34%
      Highest contract charge 1.70% Class 2 (l)           $12.46            --                 --             --        13.17%
      All contract charges                                    --         4,781            $60,036           6.61%
2011  Lowest contract charge 0.65% Class 2 (q)            $ 9.76            --                 --             --        (1.21)%
      Highest contract charge 1.70% Class 2 (l)           $11.01            --                 --             --        (2.57)%
      All contract charges                                    --         3,946            $43,690           5.18%
2010  Lowest contract charge 1.30% Class 2 (l)            $11.35            --                 --             --        12.94%
      Highest contract charge 1.70% Class 2 (l)           $11.30            --                 --             --        12.44%
      All contract charges                                    --         1,492            $16,914           0.97%
2009  Lowest contract charge 1.30% Class 2 (l)            $10.05            --                 --             --         0.20%
      Highest contract charge 1.70% Class 2 (l)           $10.05            --                 --             --         0.20%
      All contract charges                                    --             3            $    27             --
TEMPLETON GROWTH SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (o)            $11.30            --                 --             --        19.45%
      Highest contract charge 1.70% Class 2 (o)           $11.16            --                 --             --        18.98%
      All contract charges                                    --           104            $ 1,182           2.11%
2011  Lowest contract charge 1.30% Class 2 (o)            $ 9.46            --                 --             --        (8.16)%
      Highest contract charge 1.70% Class 2 (o)           $ 9.38            --                 --             --        (8.58)%
      All contract charges                                    --            97            $   918           1.40%
2010  Lowest contract charge 1.30% Class 2 (o)            $10.30            --                 --             --         7.85%
      Highest contract charge 1.70% Class 2 (o)           $10.26            --                 --             --         7.43%
      All contract charges                                    --            60            $   619           1.23%
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class S Shares (q)     $ 9.39            --                 --             --         2.51%
      Highest contract charge 1.70% Class S Shares (l)    $10.81            --                 --             --         1.41%
      All contract charges                                    --         1,801            $19,619           0.65%
2011  Lowest contract charge 0.65% Class S Shares (q)     $ 9.16            --                 --             --       (18.58)%
      Highest contract charge 1.70% Class S Shares (l)    $10.66            --                 --             --       (18.13)%
      All contract charges                                    --         1,523            $16,330           0.65%
2010  Lowest contract charge 1.30% Class S Shares (l)     $13.08            --                 --             --        26.99%
      Highest contract charge 1.70% Class S Shares (l)    $13.02            --                 --             --        26.41%
      All contract charges                                    --           588            $ 7,685           0.01%
2009  Lowest contract charge 1.30% Class S Shares (l)     $10.30            --                 --             --         1.88%
      Highest contract charge 1.70% Class S Shares (l)    $10.30            --                 --             --         1.88%
      All contract charges                                    --             1            $    10             --

-----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (d)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (f)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (g)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (h)EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
  (i)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (j)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (k)Units were made available for sale on June 08, 2009.
  (l)Units were made available for sale on December 14, 2009.
  (m)Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
  (n)Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
  (o)Units were made available for sale on January 25, 2010
  (p)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (q)Units were made available on January 18, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  (r)Units were made available on February 22, 2011.
  (s)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (t)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (u)EQ/Large Cap Value Index replaced "EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  (v)Units were made available on October 10, 2011.
  (w)Invesco Van Kampen V.I. American Franchise Fund replaced Invesco V.I. Leisure Fund due to a fund merger on April 30, 2012. On the same date, Invesco V.I. Leisure fund merged into Invesco V.I. Capital Growth Fund, which was then reanamed Invesco Van Kampen V.I. American Franchise Fund.
  (x)Guggenheim VT Multi-Hedge Strategies Fund replaced Guggenheim Alternative Strategies Fund due to a fund merger on July 13, 2012. On the same date, "Rydex | SGI Alternative Strategies Fund was renamed Guggenheim Alternative Strategies Fund.
  * Expenses as an annual percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of Portfolio fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued.

   Fund Transfer

   The subsequent events include a reorganization relating to certain unit classes of the Variable Investment Options of Separate Account No. 49, which occurred immediately after the close of business on December 31, 2012. A pro-rata portion of the assets and associated liabilities, with an aggregate value of units attributable to the Contracts of the Retirement Cornerstone Series, Retirement Cornerstone 11 Series, and Accumulator 11 Series were transferred from Separate Account No. 49 to Separate Account No. 70, and such units were redeemed from the various investment options of Separate Account 49. The holders of such units were issued units of the corresponding Variable Investement Options of Separate Account No. 70 with the same mortality and expense charges, share class, units, net unit value, and related aggregate value, on the date of reorganization.

   The market value and share class of each of the units transferred from each of the Variable Investment Options on the date of transfer was as follows:

                                                                                     ACCUMULATED UNIT VALUE
                                                                                     BEING TRANSFERRED FROM
                                                                                     SEPARATE ACCOUNT 49 TO
FUND                                                      SHARE CLASS UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                                      ----------- ------------ --------------------------
ALL ASSET GROWTH-ALT 20..................................     A             430            $    5,228
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.     B             263                 3,080
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....     B             455                 4,810
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  CLASS II         128                 1,609
AMERICAN CENTURY VP MID CAP VALUE FUND...................  CLASS II         700                 9,642
AXA AGGRESSIVE ALLOCATION................................     A           1,252                14,751
AXA BALANCED STRATEGY....................................     B          63,621               744,243
AXA CONSERVATIVE GROWTH STRATEGY.........................     B          34,074               389,730
AXA CONSERVATIVE STRATEGY................................     B          24,526               269,970
AXA GROWTH STRATEGY......................................     B          26,085               339,000
AXA MODERATE ALLOCATION..................................     A           3,113                35,344
AXA MODERATE GROWTH STRATEGY.............................     B         178,809             2,092,361
AXA MODERATE-PLUS ALLOCATION.............................     A           2,787                32,275

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                                           ACCUMULATED UNIT VALUE
                                                                           BEING TRANSFERRED FROM
                                                                           SEPARATE ACCOUNT 49 TO
FUND                                            SHARE CLASS UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                            ----------- ------------ --------------------------
AXA TACTICAL MANAGER 400.......................      B          4,831               63,469
AXA TACTICAL MANAGER 500.......................      B         12,549              152,429
AXA TACTICAL MANAGER 2000......................      B          5,328               69,819
AXA TACTICAL MANAGER INTERNATIONAL.............      B         11,384             $111,588
AXA ULTRA CONSERVATIVE STRATEGY................      B             19                  193
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  CLASS III      3,309               37,203
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  CLASS III        490                6,031
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.      B         33,559              338,570
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........      A            408                6,446
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........      B            367                6,970
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........      A            163                2,174
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........      B            494                4,999
EQ/BLACKROCK BASIC VALUE EQUITY................      A          2,719               33,524
EQ/BOSTON ADVISORS EQUITY INCOME...............      A            438                5,808
EQ/BOSTON ADVISORS EQUITY INCOME...............      B            840                3,486
EQ/CALVERT SOCIALLY RESPONSIBLE................      B             63                  655
EQ/CAPITAL GUARDIAN RESEARCH...................      A            146                2,072
EQ/CAPITAL GUARDIAN RESEARCH...................      B            242                3,368
EQ/COMMON STOCK INDEX..........................      A            223                2,984
EQ/CORE BOND INDEX.............................      B         26,138              285,770
EQ/DAVIS NEW YORK VENTURE......................      A            783                9,224
EQ/DAVIS NEW YORK VENTURE......................      B            278                2,752
EQ/EQUITY 500 INDEX............................      A          1,409               18,589
EQ/EQUITY GROWTH PLUS..........................      B            325                4,738
EQ/FRANKLIN CORE BALANCED......................      A            133                1,638
EQ/FRANKLIN CORE BALANCED......................      B            306                3,289
EQ/FRANKLIN TEMPLETON ALLOCATION...............      A            100                1,186
EQ/FRANKLIN TEMPLETON ALLOCATION...............      B            383                3,320
EQ/GAMCO MERGERS AND ACQUISITIONS..............      A            440                5,037
EQ/GAMCO SMALL COMPANY VALUE...................      A          3,452               53,045
EQ/GLOBAL BOND PLUS............................      A            420                4,579
EQ/GLOBAL BOND PLUS............................      B            369                4,578
EQ/GLOBAL MULTI-SECTOR EQUITY..................      A            345                3,856
EQ/GLOBAL MULTI-SECTOR EQUITY..................      B            223                4,731
EQ/INTERMEDIATE GOVERNMENT BOND................      B         12,015              128,831
EQ/INTERNATIONAL CORE PLUS.....................      A            250                2,555
EQ/INTERNATIONAL CORE PLUS.....................      B            236                3,137
EQ/INTERNATIONAL EQUITY INDEX..................      A            244                2,520
EQ/INTERNATIONAL ETF...........................      A            301                3,191
EQ/INTERNATIONAL VALUE PLUS....................      A            371                3,701
EQ/JPMORGAN VALUE OPPORTUNITIES................      A            293                3,572
EQ/JPMORGAN VALUE OPPORTUNITIES................      B             98                1,311
EQ/LARGE CAP CORE PLUS.........................      B            138                1,627
EQ/LARGE CAP GROWTH INDEX......................      A            408                5,559
EQ/LARGE CAP GROWTH PLUS.......................      A            147                1,825
EQ/LARGE CAP GROWTH PLUS.......................      B            388                5,822
EQ/LARGE CAP VALUE INDEX.......................      A            195                2,562
EQ/LARGE CAP VALUE PLUS........................      A            126                1,541
EQ/LARGE CAP VALUE PLUS........................      B            237                2,760
EQ/LORD ABBETT LARGE CAP CORE..................      B             92                1,143
EQ/MFS INTERNATIONAL GROWTH....................      A            454                5,464

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                                                      ACCUMULATED UNIT VALUE
                                                                                      BEING TRANSFERRED FROM
                                                                                      SEPARATE ACCOUNT 49 TO
FUND                                                     SHARE CLASS   UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                                   --------------- ------------ --------------------------
EQ/MFS INTERNATIONAL GROWTH...........................        B             449                4,978
EQ/MID CAP INDEX......................................        A             368                5,341
EQ/MID CAP VALUE PLUS.................................        A              57                  764
EQ/MID CAP VALUE PLUS.................................        B             196              $ 3,077
EQ/MONEY MARKET.......................................        A           2,080               19,879
EQ/MONEY MARKET.......................................        B           1,258               19,160
EQ/MONTAG & CALDWELL GROWTH...........................        A             664                8,237
EQ/MONTAG & CALDWELL GROWTH...........................        B             132                1,571
EQ/MORGAN STANLEY MID CAP GROWTH......................        A           1,342               17,512
EQ/MORGAN STANLEY MID CAP GROWTH......................        B             590                9,649
EQ/MUTUAL LARGE CAP EQUITY............................        A              85                1,023
EQ/MUTUAL LARGE CAP EQUITY............................        B             101                  954
EQ/OPPENHEIMER GLOBAL.................................        A             849               10,538
EQ/OPPENHEIMER GLOBAL.................................        B             287                3,199
EQ/PIMCO ULTRA SHORT BOND.............................        A           1,581               15,507
EQ/PIMCO ULTRA SHORT BOND.............................        B             127                1,248
EQ/QUALITY BOND PLUS..................................        B           1,489               18,634
EQ/SMALL COMPANY INDEX................................        A             309                4,462
EQ/T. ROWE PRICE GROWTH STOCK.........................        A           1,130               15,272
EQ/T. ROWE PRICE GROWTH STOCK.........................        B             734                8,074
EQ/TEMPLETON GLOBAL EQUITY............................        A             157                1,810
EQ/TEMPLETON GLOBAL EQUITY............................        B             753                6,868
EQ/UBS GROWTH & INCOME................................        B             675                2,751
EQ/VAN KAMPEN COMSTOCK................................        A             185                2,431
EQ/VAN KAMPEN COMSTOCK................................        B              97                1,119
EQ/WELLS FARGO OMEGA GROWTH...........................        B           2,020               23,148
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO....... SERVICE CLASS 2       78                  956
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............... SERVICE CLASS 2    2,364               30,979
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................ SERVICE CLASS 2       70                  745
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................ SERVICE CLASS 2       65                  686
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................ SERVICE CLASS 2       34                  359
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................ SERVICE CLASS 2       31                  322
FIDELITY(R) VIP MID CAP PORTFOLIO..................... SERVICE CLASS 2      994               12,706
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............ SERVICE CLASS 2    2,015               24,497
FRANKLIN INCOME SECURITIES FUND.......................     CLASS 2          795                9,657
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............     CLASS 2        1,359               16,934
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.     CLASS 2          158                1,847
GOLDMAN SACHS VIT MID CAP VALUE FUND.................. SERVICE SHARES       597                8,246
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....  COMMON SHARES        82                  646
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND.............  COMMON SHARES        60                  565
INVESCO V.I. DIVERSIFIED DIVIDEND FUND99..............    SERIES II         179                2,187
INVESCO V.I. GLOBAL REAL ESTATE FUND..................    SERIES II       1,830               25,034
INVESCO V.I. HIGH YIELD FUND..........................    SERIES II         401                4,476
INVESCO V.I. INTERNATIONAL GROWTH FUND................    SERIES II       1,047               12,414
INVESCO V.I. MID CAP CORE EQUITY FUND.................    SERIES II         278                3,258
INVESCO V.I. SMALL CAP EQUITY FUND....................    SERIES II         219                3,223
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND........    SERIES II          27                  367
IVY FUNDS VIP ASSET STRATEGY..........................  COMMON SHARES     1,025               10,827
IVY FUNDS VIP DIVIDEND OPPORTUNITIES..................  COMMON SHARES       736                8,977
IVY FUNDS VIP ENERGY..................................  COMMON SHARES       885                9,829
IVY FUNDS VIP GLOBAL NATURAL RESOURCES................  COMMON SHARES       915                8,488

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                                                        ACCUMULATED UNIT VALUE
                                                                                        BEING TRANSFERRED FROM
                                                                                        SEPARATE ACCOUNT 49 TO
FUND                                                       SHARE CLASS   UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                                      -------------- ------------ --------------------------
IVY FUNDS VIP HIGH INCOME................................ COMMON SHARES     2,440               34,445
IVY FUNDS VIP MID CAP GROWTH............................. COMMON SHARES       988               14,646
IVY FUNDS VIP SCIENCE AND TECHNOLOGY..................... COMMON SHARES       759               10,482
IVY FUNDS VIP SMALL CAP GROWTH........................... COMMON SHARES       490                6,004
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...... SERVICE SHARES    3,427              $41,109
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO.......   VC SHARES         210                2,338
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO........   VC SHARES         157                1,553
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO.   VC SHARES         118                1,105
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................... SERVICE CLASS     1,708               20,430
MFS(R) INVESTORS GROWTH STOCK SERIES..................... SERVICE CLASS       309                4,049
MFS(R) INVESTORS TRUST SERIES............................ SERVICE CLASS       286                3,637
MFS(R) TECHNOLOGY PORTFOLIO.............................. SERVICE CLASS       351                4,792
MFS(R) UTILITIES SERIES.................................. SERVICE CLASS       652                8,997
MULTIMANAGER AGGRESSIVE EQUITY...........................       B             302                4,626
MULTIMANAGER CORE BOND...................................       B           4,216               58,877
MULTIMANAGER INTERNATIONAL EQUITY........................       B             195                2,546
MULTIMANAGER LARGE CAP CORE EQUITY.......................       B             186                2,186
MULTIMANAGER LARGE CAP VALUE.............................       B             316                4,310
MULTIMANAGER MID CAP GROWTH..............................       B             336                4,630
MULTIMANAGER MID CAP VALUE...............................       B             226                3,490
MULTIMANAGER MULTI-SECTOR BOND...........................       B             186                2,430
MULTIMANAGER SMALL CAP GROWTH............................       B             693                4,130
MULTIMANAGER SMALL CAP VALUE.............................       B             302                4,320
MULTIMANAGER TECHNOLOGY..................................       B             385                5,150
MUTUAL SHARES SECURITIES FUND............................    CLASS 2          593                6,989
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................... ADVISOR CLASS     1,225               14,964
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................... ADVISOR CLASS     1,069               14,404
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..... ADVISOR CLASS     4,008               50,076
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.... ADVISOR CLASS     6,826               79,789
PROFUND VP BEAR.......................................... COMMON SHARES       123                  709
PROFUND VP BIOTECHNOLOGY................................. COMMON SHARES       278                4,227
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO..................    CLASS II         635               10,684
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.............    CLASS 2          462                5,098
TEMPLETON FOREIGN SECURITIES FUND........................    CLASS 2          459                5,072
TEMPLETON GLOBAL BOND SECURITIES FUND....................    CLASS 2        4,782               60,048
TEMPLETON GROWTH SECURITIES FUND.........................    CLASS 2          105                1,182
VAN ECK VIP GLOBAL HARD ASSETS FUND...................... CLASS S SHARES    1,800               19,612

   Fund Substitution

   Beginning on or about June 21, 2013, interests in certain Variable Investment Options (the ''Surviving Options'') will replace interests in current Variable Investment Options (the ''Replaced Options'') through a substitution transaction, as listed in the table below. On the effective date, each of the Replaced Options will redeem its units and interest in the corresponding Portfolios of the Trust. Units will be issued in the Surviving Options and redemption proceeds will be used to purchase interests in the Portfolios of the Trust corresponding to the Surviving Options. Any contract value remaining in a Replaced Option on substitution date will be transferred to the corresponding Surviving Option. AXA Equitable will bear all expenses related to the substitutions, and it will have no tax consequences to the contractowners.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

9. Subsequent Events (Concluded)


   The following is a list of each Replaced Option(s) and its Surviving Option.

------------------------------------------------------------------------------------------------
 REPLACED (CURRENT) OPTION           SURVIVING (NEW) OPTION               EFFECTIVE ON OR ABOUT
------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth          AXA Tactical Manager 400             July 12, 2013
------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth        AXA Tactical Manager 2000            June 21, 2013
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------
EQ/PIMCO Ultra Short Bond            EQ/AllianceBernstein Short Duration  July 12, 2013
                                     Government Bond/(2)/
------------------------------------------------------------------------------------------------
EQ/Global Bond PLUS                  EQ/Core Bond Index                   July 26,2013
Multimanager Multi-Sector Bond
------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global                EQ/Global Multi-Sector Equity        July 12, 2013
------------------------------------------------------------------------------------------------
EQ/MFS International Growth          EQ/International Core PLUS           June 21, 2013
Multimanager International Equity
------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research         EQ/Large Cap Core PLUS               July 19, 2013
EQ/Davis New York Venture/(1)/
EQ/Lord Abbett Large Cap Core
EQ/UBS Growth and Income
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------
EQ/Equity Growth PLUS                EQ/Large Cap Growth PLUS             July 19, 2013
EQ/Montag & Caldwell Growth
EQ/T.Rowe Price Growth Stock
EQ/Wells Fargo Omega Growth
Multimanager Aggressive Equity/(1)/
------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
EQ/Boston Advisors Equity Income
EQ/JPMorgan Value Opportunities      EQ/Large Cap Value PLUS              July 26, 2013
EQ/Van Kampen Comstock/(1)/
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value           EQ/Mid Cap Value PLUS                July 12, 2013
------------------------------------------------------------------------------------------------
Multimanager Core Bond               EQ/Quality Bond PLUS                 July 12, 2013
------------------------------------------------------------------------------------------------

  /(1)/The substitution for this Replaced Option into the Surviving Option will occur on June 21, 2013.
  /(2)/The Surviving Option is new to the Account and will be added on May 20, 2013.

   Except as noted above, it has been determined that there are no other subsequent transactions or events that require adjustment or disclosure in the financial statements.

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49 are included in the Statement of Additional Information.

                     The financial statement of Separate Account No. 70 is not included because, as of December 31, 2011, Separate Account No. 70 had not commenced operations.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement (File No. 333-05593) on June 10, 1996.

         2.     Not applicable.

         3.     (a)    Distribution Agreement, dated as of January 1, 1998 by
                       and between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No.
                       333-64749) filed on August 5, 2011.

                       (i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                       (ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) on April 25, 2001.

                (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, Registration Statement, filed on Form N-4 (File
                       No. 333-05593), on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) on
                       April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 2-30070) filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 2-30070) filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), on April 20, 2005.

         4.     (a)    Form of Endorsement Applicable to the Guaranteed Benefit
                       Investment Options 7/16/09 (2010GOA), previously filed with this Registration Statement on Form N-4, (File No.
                       333-182796) on October 4, 2012.

                (b) Form of Endorsement Applicable to the Defined Benefit Qualified Plans (7/16/09) (2010QP-DBI), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (c) Form of Endorsement Applicable to the Guaranteed Interest Special Dollar Cost Averaging 7/16/09 (2010SDCA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (d) Form of Endorsement Applicable to the Special Money Market Dollar Cost Averaging 7/16/09 (2010MMDCA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (e)    Form of Guaranteed Income Benefit Rider
                       (7/16/09) (2010GMIB-H), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (f) Form of Return of Principal Death Benefit Rider (7/16/09) (2010GMDBROP), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (g) Form of Annual Ratchet Death Benefit Rider Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDAR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (h) Form of "Greater of" Death Benefit Rider Greater of Annual Rollup to Age [85] GMDB or Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDBOPR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (i) Form of Data Page (7/16/09) (2010DP) (Base Data Page Part A), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (j) Form of Data Page (7/16/09) (2010DPBCO) (BCO Data Page Part A), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (k) Form of Data Page (7/16/09) (2010DPBShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (l) Form of Data Page (7/16/09) (2010DPCShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (m) Form of Data Page (7/16/09) (2010DPLShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (n) Form of Data Page (2010DPExC) (Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (o) Form of Data Page (2010DPWVR) (Part D Withdrawal Charge Waivers For All Shares), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (p) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. ICC10BASE1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (q) Form of Endorsement Applicable to Traditional IRA Contracts (Form No. ICC10IRA1 rev1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (r) Form of Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement (Form No. ICC10INHIRA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (s) Form of Endorsement Applicable to Roth IRA Contracts (Form No. ICC10ROTH1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (t) Form of Endorsement Applicable to Inherited Roth IRA Beneficiary Continuation Option (BCO) (Form No. ICC10INHROTH1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (u) Form of Endorsement Applicable to Custodial [Roth] IRA Contracts (Form No. ICC10CSTDL1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (v) Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (Form No. ICC10GBENDO1 (rev
                       1010)), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (w) Form of Endorsement Applicable to Protection Account Investment Options (Form No. ICC10GOA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (x) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (Form No. ICC10SMMDCA1 (rev
                       1010)), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (y) Form of Endorsement Applicable to Non-Qualified Contracts (Form No. ICC10NQ1 rev1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (z)    Form of Data Page (Part A - Personal Data and Part B

                       - Certain Provisions of the Contract) (Form No. ICC10DPADV), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(a) Form of Data Page (Base Data Page Part A) (ICC10DPADV
                       rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(b) Form of Endorsement Applicable to the Termination of an
                       Optional Guaranteed Income Benefit Rider and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider (ICC10GBENDO1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(c) Form of Endorsement Applicable to Protection with
                       Investment Performance Account Investment Options (ICC10GOA1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(d) Form of Endorsement Applicable to Special Money Market
                       Dollar Cost Averaging (ICC10OSMMDCA1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(e) Form of Guaranteed Income Benefit Rider (ICC10GIB1 rev
                       1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(f) Form of "Greater of" Death Benefit Rider, Greater of
                       Annual Rollup to Age [85] GMDB or highest Anniversary Value to Age [85] GMDB (ICC10GMDBGR1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(g) Form of Highest Anniversary Value Death Benefit Rider,
                       Highest Anniversary Value to Age [85] GMDB
                       (ICC10GMDBHAV1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(h) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(i) Form of Flexible Premium Deferred Fixed and Variable
                       Annuity Contract (ICC10BASE2), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(j) Form of Data Pages (Base Data Page Part A) (ICC10DPB),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(k) Form of Data Pages (Base Data Page Part A) (ICC10DPC),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(l) Form of Data Pages (Base Data Page Part A) (ICC10DPCP),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(m) Form of Data Pages (Base Data Page Part A) (ICC10DPL),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(n) Form of Guaranteed Income Benefit Rider (ICC10GIB2),
                       filed herewith.

                (a)(o) Form of "Greater of' Death Benefit Rider (ICC10GMDBGR2),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(p) Form of Highest Anniversary Value Death Benefit Rider
                       (ICC10GMDBHAV2), filed herewith.

                (a)(q) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(r) Form of Endorsement Applicable to Special Dollar Cost
                       Averaging (ICC10SDCA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(s) Form of Endorsement Applicable to Credits Applied to
                       Annuity Account Value (ICC10TRBNS1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(t) Form of Endorsement Applicable to Qualified Defined
                       Benefit Plans (ICC10QP-DB1) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(u) Form of Endorsement Applicable to Qualified Defined
                       Contribution Plans (ICC10QP-DC1) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(v) Form of Endorsement Applicable to Charitable Remainder
                       Trust (ICC10CRT) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(w) Form of Endorsement Applicable to the Termination of an
                       Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC10GBENDO2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(x) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP2(OR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(y) Form of Endorsement applicable to Termination of
                       Guaranteed Minimum Death Benefits (Form No.
                       2012GMDB-BO-1), incorporated herein by reference to
                       Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

         5.     (a)    Form of Enrollment Form/Application 2010 App 01 B(AXA
                       Advisors), previously filed with this Registration
                       Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (b) Form of Enrollment Form/Application 2010 App 02 B (AXA Distributors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (c) Form of Enrollment Form/Application 2010 App 01 C (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (d) Form of Enrollment Form/Application 2010 App 02 C (AXA Distributors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (e) Form of Enrollment Form/Application 2010 App 01 L (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (f) Form of Enrollment Form/Application 2010 App 02 L (AXA Distributors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (g) Form of Enrollment Form/Application 2010 App 01 X (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (h) Form of Enrollment Form/Application 2010 App 02 X (AXA Distributors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

         6.     (a)    Restated Charter of Equitable, as amended August 31,
                       2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

         7.     Not applicable.

         8.     (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                       July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (c)(i)(i)Amendment No. 4, effective May 1, 2012 to the
                       Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

              (d)(i)(i)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable
                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (j)(i) Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (o)(i)(i)Amendment No. 2 effective May 1, 2012 to the
                       Participation Agreement dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, (collectively, the "Parties") previously filed with this Registration Statement on Form N-4 (File No. 333-182796) filed on July 23, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (p)(i)(i)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (r) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Captial Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 23, 2013.

                (s) Form of Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-160951), on December 2, 2010 and refiled with this Registration Statement on Form N-4A (File No. 333-182796) on October 4, 2012.

         9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

         13.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson           Director, Chairman of the Board and
                        Chief Executive Officer

*Andrew J. McMahon      Director and President

OTHER OFFICERS

*Anders B. Malmstrom    Senior Executive Director
                        and Chief Financial Officer

*Andrea M. Nitzan       Executive Director
                        and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2012 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-182903) on Form N-4 filed November 27, 2012.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2012 is incorporated herein by reference to Exhibit 28(b) to Registration Statement (File No. 333-186807) on Form N-4 filed February 22, 2013.

Item 27. Number of Contractowners

         As of March 31, 2013, there were 28,987 Qualified Contract owners and/or 13,341 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

              (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 70, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

              (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC


NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       President and Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investments Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

              (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant caused this registration statement to be signed on its behalf in the City of New York, and State of New York on the 24th day of April, 2013.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Dodie Kent
                                   --------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 24th day of April, 2013.

                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Depositor)

                           By:  /s/ Dodie Kent
                                --------------------------------------------
                                Dodie Kent
                                Vice President and Associate General Counsel
                                AXA Equitable Life Insurance Company

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Director and Chief
                                         Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Director and Chief
                                         Accounting Officer

*DIRECTORS:

Mark Pearson                 Peter S. Kraus     Bertram Scott
Barbara Fallon-Walsh         Andrew J. McMahon  Lorie A. Slutsky
Danny L. Hale                                   Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 24, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                                                TAG VALUE
-----------                                                ---------

  9          Opinion and Consent of Counsel                EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP         EX-99.10a

  10(b)      Powers of Attorney                            EX-99.10b